                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238
                                   ---------------------------------------------

                            SUNAMERICA SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1 SunAmerica Center, Los Angeles CA                                    90067
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                    ----------------------------

Date of fiscal year end: January 31
                         -------------------------

Date of reporting period: January 31, 2005
                          ------------------------

Item 1. Reports to Stockholders

        SunAmerica Series Trust, Annual Report at January 31, 2005.

                            SUNAMERICA SERIES TRUST

                      ------------------------------------
                                 ANNUAL REPORT

                                JANUARY 31, 2005

 THIS REPORT IS FOR THE GENERAL INFORMATION OF CONTRACT OWNERS OF THE POLARIS, POLARIS(II), POLARIS(II) A-CLASS, POLARIS ADVISOR, POLARIS PLUS, POLARIS GROUP,
  POLARIS ASSET MANAGER, POLARIS CHOICE, POLARIS CHOICE(II), POLARIS PLATINUM,
                    POLARIS PLATINUM(II), POLARIS PROTECTOR,
POLARISAMERICA, WM DIVERSIFIED STRATEGIES, WM DIVERSIFIED STRATEGIES III, VISTA
            CAPITAL ADVANTAGE AND ANCHOR ADVISOR VARIABLE ANNUITIES.

               TABLE OF CONTENTS

                        SHAREHOLDER LETTER..........................................     1
                        EXPENSE EXAMPLE.............................................     2
                        MONEY MARKET................................................     8
                        Cash Management Portfolio (Banc of America Capital
                          Management, LLC)..........................................     8
                        BONDS.......................................................    11
                        Corporate Bond Portfolio (Federated Investment Management
                          Company)..................................................    11
                        Global Bond Portfolio (Goldman Sachs Asset Management
                          International)............................................    26
                        High-Yield Bond Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................    33
                        Worldwide High Income Portfolio (Morgan Stanley Investment
                          Management, Inc. (dba -- Van Kampen)).....................    43
                        BALANCED....................................................    53
                        SunAmerica Balanced Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................    53
                        MFS Total Return Portfolio (Massachusetts Financial Services
                          Company)..................................................    63
                        EQUITY/SPECIALTY............................................    77
                        Telecom Utility Portfolio (Federated Equity Management
                          Company of Pennsylvania)..................................    77
                        Equity Income Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    80
                        Equity Index Portfolio (U.S. Bancorp Asset Management,
                          Inc.).....................................................    85
                        Growth-Income Portfolio (Alliance Capital Management
                          L.P.).....................................................    97
                        Federated American Leaders Portfolio (Federated Equity
                          Management Company of Pennsylvania).......................   101
                        Davis Venture Value Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors))..................................   105
                        "Dogs" of Wall Street Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   109
                        Alliance Growth Portfolio (Alliance Capital Management
                          L.P.).....................................................   112
                        Goldman Sachs Research Portfolio (Goldman Sachs Asset
                          Management, L.P.).........................................   115
                        MFS Massachusetts Investors Trust Portfolio (Massachusetts
                          Financial Services Company)...............................   119
                        Putnam Growth: Voyager Portfolio (Putnam Investment
                          Management, LLC)..........................................   124
                        Blue Chip Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   129
                        Real Estate Portfolio (Davis Selected Advisers, L.P.
                          (dba -- Davis Advisors)...................................   133
                        Small Company Value Portfolio (Franklin Advisory Services,
                          LLC)......................................................   136
                        MFS Mid-Cap Growth Portfolio (Massachusetts Financial
                          Services Company).........................................   141
                        Aggressive Growth Portfolio (AIG SunAmerica Asset Management
                          Corp.)....................................................   146
                        Growth Opportunities Portfolio (AIG SunAmerica Asset
                          Management Corp.).........................................   150
                        Marsico Growth Portfolio (Marsico Capital Management,
                          LLC)......................................................   154
                        Technology Portfolio (Morgan Stanley Investment Management,
                          Inc. (dba -- Van Kampen)).................................   157
                        Small & Mid Cap Value Portfolio (Alliance Capital Management
                          L.P.).....................................................   161
                        INTERNATIONAL...............................................   165
                        International Growth and Income Portfolio (Putnam Investment
                          Management, LLC)..........................................   165
                        Global Equities Portfolio (Alliance Capital Management
                          L.P.).....................................................   170
                        International Diversified Equities Portfolio (Morgan Stanley
                          Investment Management, Inc. (dba -- Van Kampen))..........   174
                        Emerging Markets Portfolio (Putnam Investment Management,
                          LLC)......................................................   194
                        Foreign Value Portfolio (Templeton Investment Counsel,
                          LLC)......................................................   200
                        STATEMENT OF ASSETS AND LIABILITIES.........................   206
                        STATEMENT OF OPERATIONS.....................................   216
                        STATEMENT OF CHANGES IN NET ASSETS..........................   223
                        NOTES TO FINANCIAL STATEMENTS...............................   234
                        FINANCIAL HIGHLIGHTS........................................   267
                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....   283
                        TRUSTEE AND OFFICER INFORMATION.............................   284
                        SHAREHOLDERS TAX INFORMATION................................   286
                        COMPARISONS: PORTFOLIOS VS. INDEXES.........................   288

---------------------

                DEAR INVESTOR:

                  We are pleased to present our annual report for the SunAmerica
                Series Trust, one of the underlying trusts for the variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. The report provides information about all of the portfolios in your variable annuity with the exception of those that may be a part of the separate Anchor Series Trust, Nations Separate Account Trust, Van Kampen Trust, WM Variable Trust, Lord Abbett Series Fund and the American Fund Insurance Series. Investors in those portfolios will receive separate and complete reports.

                  This report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2005. The report may also contain information on portfolios not currently available in your variable annuity.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY S. WINTROB

                Jay S. Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                March 16, 2005

                ----------------------------------

                Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age
                59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE                                             JANUARY 31, 2005
                                                                     (unaudited)
                DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

                  As a shareholder of a Portfolio in the SunAmerica Series Trust
                (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at August 1, 2004 and held until January 31, 2005. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

                ACTUAL EXPENSES

                  The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During The Six Months Ended January 31, 2005" to estimate the expenses you paid on your account during this period. The "Expenses Paid During The Six Months Ended January 31, 2005" column and the "Expense Ratio as of January 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended January 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

                HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

                  The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During The Six Months Ended January 31, 2005" column and the "Expense Ratio as of January 31, 2005" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During The Six Months Ended January 31, 2005" would have been higher and the "Ending Account Value" would have been lower.

                  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2005
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2004            2005            2005*           2004            2005            2005*
   ------------------------------------------------------------------------------------------------------------------------------
   Cash Management Portfolio
     Class 1......................    $1,000.00       $1,005.81        $ 2.87         $1,000.00       $1,022.27         $2.90
     Class 2......................    $1,000.00       $1,006.16        $ 3.63         $1,000.00       $1,021.52         $3.66
     Class 3......................    $1,000.00       $1,004.38        $ 4.08         $1,000.00       $1,021.06         $4.12
   Corporate Bond Portfolio
     Class 1......................    $1,000.00       $1,054.73        $ 3.25         $1,000.00       $1,021.97         $3.20
     Class 2......................    $1,000.00       $1,053.29        $ 4.03         $1,000.00       $1,021.22         $3.96
     Class 3......................    $1,000.00       $1,053.36        $ 4.65         $1,000.00       $1,020.61         $4.57
   Global Bond Portfolio
     Class 1......................    $1,000.00       $1,042.90        $ 4.36         $1,000.00       $1,020.86         $4.32
     Class 2......................    $1,000.00       $1,042.17        $ 5.13         $1,000.00       $1,020.11         $5.08
     Class 3......................    $1,000.00       $1,041.35        $ 5.64         $1,000.00       $1,019.61         $5.58
   High-Yield Bond Portfolio
     Class 1......................    $1,000.00       $1,136.15        $ 3.87         $1,000.00       $1,021.52         $3.66
     Class 2......................    $1,000.00       $1,133.15        $ 4.66         $1,000.00       $1,020.76         $4.42
     Class 3......................    $1,000.00       $1,133.88        $ 5.26         $1,000.00       $1,020.21         $4.98
   Worldwide High Income Portfolio
     Class 1......................    $1,000.00       $1,095.15        $ 5.90         $1,000.00       $1,019.51         $5.69
     Class 2......................    $1,000.00       $1,092.52        $ 6.63         $1,000.00       $1,018.80         $6.39
     Class 3......................    $1,000.00       $1,093.03        $ 7.21         $1,000.00       $1,018.25         $6.95
   SunAmerica Balanced Portfolio@
     Class 1......................    $1,000.00       $1,065.06        $ 3.84         $1,000.00       $1,021.42         $3.76
     Class 2......................    $1,000.00       $1,064.46        $ 4.62         $1,000.00       $1,020.66         $4.52
     Class 3......................    $1,000.00       $1,063.49        $ 5.14         $1,000.00       $1,020.16         $5.03
   MFS Total Return Portfolio@
     Class 1......................    $1,000.00       $1,085.33        $ 3.88         $1,000.00       $1,021.42         $3.76
     Class 2......................    $1,000.00       $1,084.63        $ 4.66         $1,000.00       $1,020.66         $4.52
     Class 3......................    $1,000.00       $1,083.99        $ 5.13         $1,000.00       $1,020.21         $4.98
   Telecom Utility Portfolio@
     Class 1......................    $1,000.00       $1,129.73        $ 5.19         $1,000.00       $1,020.26         $4.93
     Class 2......................    $1,000.00       $1,129.75        $ 6.00         $1,000.00       $1,019.51         $5.69
     Class 3......................    $1,000.00       $1,128.93        $ 6.64         $1,000.00       $1,018.90         $6.29
   Equity Income Portfolio#
     Class 1......................    $1,000.00       $1,065.52        $ 7.01         $1,000.00       $1,018.35         $6.85
   Equity Index Portfolio#
     Class 1......................    $1,000.00       $1,078.88        $ 2.87         $1,000.00       $1,022.37         $2.80
   Growth-Income Portfolio@
     Class 1......................    $1,000.00       $1,091.78        $ 3.31         $1,000.00       $1,021.97         $3.20
     Class 2......................    $1,000.00       $1,090.96        $ 4.10         $1,000.00       $1,021.22         $3.96
     Class 3......................    $1,000.00       $1,090.17        $ 4.62         $1,000.00       $1,020.71         $4.47
   Federated American Leaders
     Portfolio@
     Class 1......................    $1,000.00       $1,080.18        $ 4.29         $1,000.00       $1,021.01         $4.17
     Class 2......................    $1,000.00       $1,079.61        $ 5.07         $1,000.00       $1,020.26         $4.93
     Class 3......................    $1,000.00       $1,079.57        $ 5.54         $1,000.00       $1,019.81         $5.38
   Davis Venture Value Portfolio@
     Class 1......................    $1,000.00       $1,113.78        $ 4.25         $1,000.00       $1,021.11         $4.06
     Class 2......................    $1,000.00       $1,112.59        $ 5.04         $1,000.00       $1,020.36         $4.82
     Class 3......................    $1,000.00       $1,111.91        $ 5.52         $1,000.00       $1,019.91         $5.28
   "Dogs" of Wall Street Portfolio
     Class 1......................    $1,000.00       $1,052.53        $ 3.71         $1,000.00       $1,021.52         $3.66
     Class 2......................    $1,000.00       $1,052.22        $ 4.44         $1,000.00       $1,020.81         $4.37
     Class 3......................    $1,000.00       $1,050.25        $ 4.95         $1,000.00       $1,020.31         $4.88
   Alliance Growth Portfolio@
     Class 1......................    $1,000.00       $1,086.87        $ 3.72         $1,000.00       $1,021.57         $3.61
     Class 2......................    $1,000.00       $1,086.11        $ 4.51         $1,000.00       $1,020.81         $4.37
     Class 3......................    $1,000.00       $1,084.68        $ 5.03         $1,000.00       $1,020.31         $4.88


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2005*
   -------------------------------  -----------
   Cash Management Portfolio
     Class 1......................     0.57%
     Class 2......................     0.72%
     Class 3......................     0.81%
   Corporate Bond Portfolio
     Class 1......................     0.63%
     Class 2......................     0.78%
     Class 3......................     0.90%
   Global Bond Portfolio
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.10%
   High-Yield Bond Portfolio
     Class 1......................     0.72%
     Class 2......................     0.87%
     Class 3......................     0.98%
   Worldwide High Income Portfolio
     Class 1......................     1.12%
     Class 2......................     1.26%
     Class 3......................     1.37%
   SunAmerica Balanced Portfolio@
     Class 1......................     0.74%
     Class 2......................     0.89%
     Class 3......................     0.99%
   MFS Total Return Portfolio@
     Class 1......................     0.74%
     Class 2......................     0.89%
     Class 3......................     0.98%
   Telecom Utility Portfolio@
     Class 1......................     0.97%
     Class 2......................     1.12%
     Class 3......................     1.24%
   Equity Income Portfolio#
     Class 1......................     1.35%
   Equity Index Portfolio#
     Class 1......................     0.55%
   Growth-Income Portfolio@
     Class 1......................     0.63%
     Class 2......................     0.78%
     Class 3......................     0.88%
   Federated American Leaders
     Portfolio@
     Class 1......................     0.82%
     Class 2......................     0.97%
     Class 3......................     1.06%
   Davis Venture Value Portfolio@
     Class 1......................     0.80%
     Class 2......................     0.95%
     Class 3......................     1.04%
   "Dogs" of Wall Street Portfolio
     Class 1......................     0.72%
     Class 2......................     0.86%
     Class 3......................     0.96%
   Alliance Growth Portfolio@
     Class 1......................     0.71%
     Class 2......................     0.86%
     Class 3......................     0.96%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2005
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2004            2005            2005*           2004            2005            2005*
   ------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Research
     Portfolio#@
     Class 1......................    $1,000.00       $1,094.17        $ 7.11         $1,000.00       $1,018.35         $6.85
     Class 2......................    $1,000.00       $1,094.74        $ 7.90         $1,000.00       $1,017.60         $7.61
     Class 3......................    $1,000.00       $1,094.88        $ 8.43         $1,000.00       $1,017.09         $8.11
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1......................    $1,000.00       $1,115.68        $ 4.36         $1,000.00       $1,021.01         $4.17
     Class 2......................    $1,000.00       $1,114.30        $ 5.16         $1,000.00       $1,020.26         $4.93
     Class 3......................    $1,000.00       $1,114.56        $ 5.69         $1,000.00       $1,019.76         $5.43
   Putnam Growth: Voyager
     Portfolio@
     Class 1......................    $1,000.00       $1,060.72        $ 4.77         $1,000.00       $1,020.51         $4.67
     Class 2......................    $1,000.00       $1,061.15        $ 5.54         $1,000.00       $1,019.76         $5.43
     Class 3......................    $1,000.00       $1,058.73        $ 6.05         $1,000.00       $1,019.25         $5.94
   Blue Chip Growth Portfolio#@
     Class 1......................    $1,000.00       $1,059.65        $ 4.40         $1,000.00       $1,020.86         $4.32
     Class 2......................    $1,000.00       $1,058.39        $ 5.17         $1,000.00       $1,020.11         $5.08
     Class 3......................    $1,000.00       $1,056.31        $ 5.69         $1,000.00       $1,019.61         $5.58
   Real Estate Portfolio@
     Class 1......................    $1,000.00       $1,145.21        $ 4.69         $1,000.00       $1,020.76         $4.42
     Class 2......................    $1,000.00       $1,144.28        $ 5.50         $1,000.00       $1,020.01         $5.18
     Class 3......................    $1,000.00       $1,143.75        $ 6.04         $1,000.00       $1,019.51         $5.69
   Small Company Value Portfolio#
     Class 1......................    $1,000.00       $1,148.35        $ 8.64         $1,000.00       $1,017.09         $8.11
   MFS Mid-Cap Growth Portfolio@
     Class 1......................    $1,000.00       $1,114.65        $ 4.52         $1,000.00       $1,020.86         $4.32
     Class 2......................    $1,000.00       $1,115.24        $ 5.32         $1,000.00       $1,020.11         $5.08
     Class 3......................    $1,000.00       $1,112.82        $ 5.84         $1,000.00       $1,019.61         $5.58
   Aggressive Growth Portfolio@
     Class 1......................    $1,000.00       $1,149.03        $ 4.38         $1,000.00       $1,021.06         $4.12
     Class 2......................    $1,000.00       $1,148.23        $ 5.18         $1,000.00       $1,020.31         $4.88
     Class 3......................    $1,000.00       $1,147.43        $ 5.72         $1,000.00       $1,019.81         $5.38
   Growth Opportunities
     Portfolio#@
     Class 1......................    $1,000.00       $1,103.98        $ 5.29         $1,000.00       $1,020.11         $5.08
     Class 2......................    $1,000.00       $1,102.22        $ 6.08         $1,000.00       $1,019.36         $5.84
     Class 3......................    $1,000.00       $1,102.45        $ 6.61         $1,000.00       $1,018.85         $6.34
   Marsico Growth Portfolio#@
     Class 1......................    $1,000.00       $1,131.77        $ 5.20         $1,000.00       $1,020.26         $4.93
     Class 2......................    $1,000.00       $1,131.13        $ 6.00         $1,000.00       $1,019.51         $5.69
     Class 3......................    $1,000.00       $1,130.34        $ 6.53         $1,000.00       $1,019.00         $6.19
   Technology Portfolio@
     Class 1......................    $1,000.00       $1,093.33        $ 8.84         $1,000.00       $1,016.69         $8.52
     Class 2......................    $1,000.00       $1,088.89        $ 9.45         $1,000.00       $1,016.09         $9.12
     Class 3......................    $1,000.00       $1,093.75        $ 9.95         $1,000.00       $1,015.63         $9.58
   Small & Mid Cap Value
     Portfolio#@
     Class 2......................    $1,000.00       $1,112.51        $ 6.96         $1,000.00       $1,018.55         $6.65
     Class 3......................    $1,000.00       $1,111.52        $ 7.48         $1,000.00       $1,018.05         $7.15
   International Growth and Income
     Portfolio@
     Class 1......................    $1,000.00       $1,162.54        $ 6.69         $1,000.00       $1,018.95         $6.24
     Class 2......................    $1,000.00       $1,160.83        $ 7.50         $1,000.00       $1,018.20         $7.00
     Class 3......................    $1,000.00       $1,159.97        $ 8.04         $1,000.00       $1,017.70         $7.51


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2005*
   -------------------------------  -----------
   Goldman Sachs Research
     Portfolio#@
     Class 1......................     1.35%
     Class 2......................     1.50%
     Class 3......................     1.60%
   MFS Massachusetts Investors
     Trust Portfolio@
     Class 1......................     0.82%
     Class 2......................     0.97%
     Class 3......................     1.07%
   Putnam Growth: Voyager
     Portfolio@
     Class 1......................     0.92%
     Class 2......................     1.07%
     Class 3......................     1.17%
   Blue Chip Growth Portfolio#@
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.10%
   Real Estate Portfolio@
     Class 1......................     0.87%
     Class 2......................     1.02%
     Class 3......................     1.12%
   Small Company Value Portfolio#
     Class 1......................     1.60%
   MFS Mid-Cap Growth Portfolio@
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.10%
   Aggressive Growth Portfolio@
     Class 1......................     0.81%
     Class 2......................     0.96%
     Class 3......................     1.06%
   Growth Opportunities
     Portfolio#@
     Class 1......................     1.00%
     Class 2......................     1.15%
     Class 3......................     1.25%
   Marsico Growth Portfolio#@
     Class 1......................     0.97%
     Class 2......................     1.12%
     Class 3......................     1.22%
   Technology Portfolio@
     Class 1......................     1.68%
     Class 2......................     1.80%
     Class 3......................     1.89%
   Small & Mid Cap Value
     Portfolio#@
     Class 2......................     1.31%
     Class 3......................     1.41%
   International Growth and Income
     Portfolio@
     Class 1......................     1.23%
     Class 2......................     1.38%
     Class 3......................     1.48%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2005
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2004            2005            2005*           2004            2005            2005*
   ------------------------------------------------------------------------------------------------------------------------------
   Global Equities Portfolio@
     Class 1......................    $1,000.00       $1,118.19        $ 5.22         $1,000.00       $1,020.21         $4.98
     Class 2......................    $1,000.00       $1,117.19        $ 6.01         $1,000.00       $1,019.46         $5.74
     Class 3......................    $1,000.00       $1,117.62        $ 6.55         $1,000.00       $1,018.95         $6.24
   International Diversified
     Equities Portfolio@
     Class 1......................    $1,000.00       $1,147.52        $ 6.86         $1,000.00       $1,018.75         $6.44
     Class 2......................    $1,000.00       $1,146.89        $ 7.61         $1,000.00       $1,018.05         $7.15
     Class 3......................    $1,000.00       $1,146.18        $ 8.15         $1,000.00       $1,017.55         $7.66
   Emerging Markets Portfolio@
     Class 1......................    $1,000.00       $1,297.84        $ 9.30         $1,000.00       $1,017.04         $8.16
     Class 2......................    $1,000.00       $1,295.87        $10.10         $1,000.00       $1,016.34         $8.87
     Class 3......................    $1,000.00       $1,296.48        $10.68         $1,000.00       $1,015.84         $9.37
   Foreign Value Portfolio@
     Class 2......................    $1,000.00       $1,166.61        $ 7.24         $1,000.00       $1,018.45         $6.75
     Class 3......................    $1,000.00       $1,166.29        $ 7.79         $1,000.00       $1,017.95         $7.25


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2005*
   -------------------------------  -----------
   Global Equities Portfolio@
     Class 1......................     0.98%
     Class 2......................     1.13%
     Class 3......................     1.23%
   International Diversified
     Equities Portfolio@
     Class 1......................     1.27%
     Class 2......................     1.41%
     Class 3......................     1.51%
   Emerging Markets Portfolio@
     Class 1......................     1.61%
     Class 2......................     1.75%
     Class 3......................     1.85%
   Foreign Value Portfolio@
     Class 2......................     1.33%
     Class 3......................     1.43%

    * Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 366. These ratios do not reflect expenses associated with the variable contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
    # During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, the "Hypothetical Ending Account Value", the "Actual/Hypothetical Expenses Paid During the Period" and the "Expense Ratios" would have been higher for a Portfolio that reimbursed or waived fees and expenses, or lower for a Portfolio that recouped fees and expenses.
    @ Through expense offset arrangement resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2004            2005            2005*           2004            2005            2005*
   ------------------------------------------------------------------------------------------------------------------------------
   SunAmerica Balanced Portfolio
     Class 1......................    $1,000.00       $1,065.06        $ 3.84         $1,000.00       $1,021.42         $3.76
     Class 2......................    $1,000.00       $1,064.46        $ 4.62         $1,000.00       $1,020.66         $4.52
     Class 3......................    $1,000.00       $1,063.49        $ 5.14         $1,000.00       $1,020.16         $5.03
   MFS Total Return Portfolio
     Class 1......................    $1,000.00       $1,085.33        $ 3.77         $1,000.00       $1,021.52         $3.66
     Class 2......................    $1,000.00       $1,084.63        $ 4.56         $1,000.00       $1,020.76         $4.42
     Class 3......................    $1,000.00       $1,083.99        $ 5.03         $1,000.00       $1,020.31         $4.88
   Telecom Utility Portfolio
     Class 1......................    $1,000.00       $1,129.73        $ 5.14         $1,000.00       $1,020.31         $4.88
     Class 2......................    $1,000.00       $1,129.75        $ 5.94         $1,000.00       $1,019.56         $5.63
     Class 3......................    $1,000.00       $1,128.93        $ 6.58         $1,000.00       $1,018.95         $6.24
   Growth-Income Portfolio
     Class 1......................    $1,000.00       $1,091.78        $ 3.21         $1,000.00       $1,022.07         $3.10
     Class 2......................    $1,000.00       $1,090.96        $ 3.99         $1,000.00       $1,021.32         $3.86
     Class 3......................    $1,000.00       $1,090.17        $ 4.52         $1,000.00       $1,020.81         $4.37
   Federated American Leaders
     Portfolio
     Class 1......................    $1,000.00       $1,080.18        $ 3.97         $1,000.00       $1,021.32         $3.86
     Class 2......................    $1,000.00       $1,079.61        $ 4.76         $1,000.00       $1,020.56         $4.62
     Class 3......................    $1,000.00       $1,079.57        $ 5.23         $1,000.00       $1,020.11         $5.08


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2005*
   -------------------------------  -----------
   SunAmerica Balanced Portfolio
     Class 1......................     0.74%
     Class 2......................     0.89%
     Class 3......................     0.99%
   MFS Total Return Portfolio
     Class 1......................     0.72%
     Class 2......................     0.87%
     Class 3......................     0.96%
   Telecom Utility Portfolio
     Class 1......................     0.96%
     Class 2......................     1.11%
     Class 3......................     1.23%
   Growth-Income Portfolio
     Class 1......................     0.61%
     Class 2......................     0.76%
     Class 3......................     0.86%
   Federated American Leaders
     Portfolio
     Class 1......................     0.76%
     Class 2......................     0.91%
     Class 3......................     1.00%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2005
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2004            2005            2005*           2004            2005            2005*
   ------------------------------------------------------------------------------------------------------------------------------
   Davis Venture Value Portfolio
     Class 1......................    $1,000.00       $1,113.78        $ 4.20         $1,000.00       $1,021.17         $4.01
     Class 2......................    $1,000.00       $1,112.59        $ 4.99         $1,000.00       $1,020.41         $4.77
     Class 3......................    $1,000.00       $1,111.91        $ 5.52         $1,000.00       $1,019.91         $5.28
   Alliance Growth Portfolio
     Class 1......................    $1,000.00       $1,086.87        $ 3.51         $1,000.00       $1,021.77         $3.40
     Class 2......................    $1,000.00       $1,086.11        $ 4.30         $1,000.00       $1,021.01         $4.17
     Class 3......................    $1,000.00       $1,084.68        $ 4.82         $1,000.00       $1,020.51         $4.67
   Goldman Sachs Research
     Portfolio#
     Class 1......................    $1,000.00       $1,094.17        $ 7.11         $1,000.00       $1,018.35         $6.85
     Class 2......................    $1,000.00       $1,094.74        $ 7.90         $1,000.00       $1,017.60         $7.61
     Class 3......................    $1,000.00       $1,094.88        $ 8.43         $1,000.00       $1,017.09         $8.11
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1......................    $1,000.00       $1,115.68        $ 4.20         $1,000.00       $1,021.17         $4.01
     Class 2......................    $1,000.00       $1,114.30        $ 5.00         $1,000.00       $1,020.41         $4.77
     Class 3......................    $1,000.00       $1,114.56        $ 5.53         $1,000.00       $1,019.91         $5.28
   Putnam Growth: Voyager
     Portfolio
     Class 1......................    $1,000.00       $1,060.72        $ 4.71         $1,000.00       $1,020.56         $4.62
     Class 2......................    $1,000.00       $1,060.15        $ 5.49         $1,000.00       $1,019.81         $5.38
     Class 3......................    $1,000.00       $1,058.73        $ 6.00         $1,000.00       $1,019.30         $5.89
   Blue Chip Growth Portfolio#
     Class 1......................    $1,000.00       $1,059.65        $ 4.40         $1,000.00       $1,020.86         $4.32
     Class 2......................    $1,000.00       $1,058.39        $ 5.17         $1,000.00       $1,020.11         $5.08
     Class 3......................    $1,000.00       $1,056.31        $ 5.69         $1,000.00       $1,019.61         $5.58
   Real Estate Portfolio
     Class 1......................    $1,000.00       $1,145.21        $ 4.69         $1,000.00       $1,020.76         $4.42
     Class 2......................    $1,000.00       $1,144.28        $ 5.50         $1,000.00       $1,020.01         $5.18
     Class 3......................    $1,000.00       $1,143.75        $ 6.04         $1,000.00       $1,019.51         $5.69
   MFS Mid-Cap Growth Portfolio
     Class 1......................    $1,000.00       $1,114.65        $ 4.41         $1,000.00       $1,020.96         $4.22
     Class 2......................    $1,000.00       $1,115.24        $ 5.21         $1,000.00       $1,020.21         $4.98
     Class 3......................    $1,000.00       $1,112.82        $ 5.68         $1,000.00       $1,019.76         $5.43
   Aggressive Growth Portfolio
     Class 1......................    $1,000.00       $1,149.03        $ 4.38         $1,000.00       $1,021.06         $4.12
     Class 2......................    $1,000.00       $1,148.23        $ 5.18         $1,000.00       $1,020.31         $4.88
     Class 3......................    $1,000.00       $1,147.43        $ 5.67         $1,000.00       $1,019.86         $5.33
   Growth Opportunities Portfolio#
     Class 1......................    $1,000.00       $1,103.98        $ 5.29         $1,000.00       $1,020.11         $5.08
     Class 2......................    $1,000.00       $1,102.22        $ 6.08         $1,000.00       $1,019.36         $5.84
     Class 3......................    $1,000.00       $1,102.45        $ 6.61         $1,000.00       $1,018.85         $6.34
   Marsico Growth Portfolio#
     Class 1......................    $1,000.00       $1,131.77        $ 5.14         $1,000.00       $1,020.31         $4.88
     Class 2......................    $1,000.00       $1,131.13        $ 5.95         $1,000.00       $1,019.56         $5.63
     Class 3......................    $1,000.00       $1,130.34        $ 6.43         $1,000.00       $1,019.10         $6.09
   Technology Portfolio
     Class 1......................    $1,000.00       $1,093.33        $ 7.26         $1,000.00       $1,018.20         $7.00
     Class 2......................    $1,000.00       $1,088.89        $ 7.93         $1,000.00       $1,017.55         $7.66
     Class 3......................    $1,000.00       $1,093.75        $ 8.47         $1,000.00       $1,017.04         $8.16
   Small & Mid Cap Value
     Portfolio#
     Class 2......................    $1,000.00       $1,112.51        $ 6.64         $1,000.00       $1,018.85         $6.34
     Class 3......................    $1,000.00       $1,111.52        $ 7.17         $1,000.00       $1,018.35         $6.85


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2005*
   -------------------------------  -----------
   Davis Venture Value Portfolio
     Class 1......................     0.79%
     Class 2......................     0.94%
     Class 3......................     1.04%
   Alliance Growth Portfolio
     Class 1......................     0.67%
     Class 2......................     0.82%
     Class 3......................     0.92%
   Goldman Sachs Research
     Portfolio#
     Class 1......................     1.35%
     Class 2......................     1.50%
     Class 3......................     1.60%
   MFS Massachusetts Investors
     Trust Portfolio
     Class 1......................     0.79%
     Class 2......................     0.94%
     Class 3......................     1.04%
   Putnam Growth: Voyager
     Portfolio
     Class 1......................     0.91%
     Class 2......................     1.06%
     Class 3......................     1.16%
   Blue Chip Growth Portfolio#
     Class 1......................     0.85%
     Class 2......................     1.00%
     Class 3......................     1.10%
   Real Estate Portfolio
     Class 1......................     0.87%
     Class 2......................     1.02%
     Class 3......................     1.12%
   MFS Mid-Cap Growth Portfolio
     Class 1......................     0.83%
     Class 2......................     0.98%
     Class 3......................     1.07%
   Aggressive Growth Portfolio
     Class 1......................     0.81%
     Class 2......................     0.96%
     Class 3......................     1.05%
   Growth Opportunities Portfolio#
     Class 1......................     1.00%
     Class 2......................     1.15%
     Class 3......................     1.25%
   Marsico Growth Portfolio#
     Class 1......................     0.96%
     Class 2......................     1.11%
     Class 3......................     1.20%
   Technology Portfolio
     Class 1......................     1.38%
     Class 2......................     1.51%
     Class 3......................     1.61%
   Small & Mid Cap Value
     Portfolio#
     Class 2......................     1.25%
     Class 3......................     1.35%

---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EXPENSE EXAMPLE (continued)                                 JANUARY 31, 2005
                                                                     (unaudited)

                                                       ACTUAL                                       HYPOTHETICAL
                                    ---------------------------------------------   ---------------------------------------------
                                                                                                       ENDING
                                                                                                    ACCOUNT VALUE
                                                       ENDING       EXPENSES PAID                      USING A      EXPENSES PAID
                                                    ACCOUNT VALUE    DURING THE                     HYPOTHETICAL     DURING THE
                                      BEGINNING     USING ACTUAL     SIX MONTHS       BEGINNING      5% ASSUMED      SIX MONTHS
                                    ACCOUNT VALUE     RETURN AT         ENDED       ACCOUNT VALUE     RETURN AT         ENDED
                                    AT AUGUST 1,     JANUARY 31,     JANUARY 31,    AT AUGUST 1,     JANUARY 31,     JANUARY 31,
   PORTFOLIO                            2004            2005            2005*           2004            2005            2005*
   ------------------------------------------------------------------------------------------------------------------------------
   International Growth and Income
     Portfolio
     Class 1......................    $1,000.00       $1,162.54        $ 6.63         $1,000.00       $1,019.00         $6.19
     Class 2......................    $1,000.00       $1,160.83        $ 7.44         $1,000.00       $1,018.25         $6.95
     Class 3......................    $1,000.00       $1,159.97        $ 7.98         $1,000.00       $1,017.75         $7.46
   Global Equities Portfolio
     Class 1......................    $1,000.00       $1,118.19        $ 5.16         $1,000.00       $1,020.26         $4.93
     Class 2......................    $1,000.00       $1,117.19        $ 5.96         $1,000.00       $1,019.51         $5.69
     Class 3......................    $1,000.00       $1,117.62        $ 6.49         $1,000.00       $1,019.00         $6.19
   International Diversified
     Equities Portfolio
     Class 1......................    $1,000.00       $1,147.52        $ 6.86         $1,000.00       $1,018.75         $6.44
     Class 2......................    $1,000.00       $1,146.89        $ 7.61         $1,000.00       $1,018.05         $7.15
     Class 3......................    $1,000.00       $1,146.18        $ 8.15         $1,000.00       $1,017.55         $7.66
   Emerging Markets Portfolio
     Class 1......................    $1,000.00       $1,297.84        $ 9.13         $1,000.00       $1,017.19         $8.01
     Class 2......................    $1,000.00       $1,295.87        $ 9.98         $1,000.00       $1,016.44         $8.77
     Class 3......................    $1,000.00       $1,296.48        $10.56         $1,000.00       $1,015.94         $9.27
   Foreign Value Portfolio
     Class 2......................    $1,000.00       $1,166.61        $ 7.19         $1,000.00       $1,018.50         $6.70
     Class 3......................    $1,000.00       $1,166.29        $ 7.73         $1,000.00       $1,018.00         $7.20


                                      EXPENSE
                                    RATIO AS OF
                                    JANUARY 31,
   PORTFOLIO                           2005*
   -------------------------------  -----------
   International Growth and Income
     Portfolio
     Class 1......................     1.22%
     Class 2......................     1.37%
     Class 3......................     1.47%
   Global Equities Portfolio
     Class 1......................     0.97%
     Class 2......................     1.12%
     Class 3......................     1.22%
   International Diversified
     Equities Portfolio
     Class 1......................     1.27%
     Class 2......................     1.41%
     Class 3......................     1.51%
   Emerging Markets Portfolio
     Class 1......................     1.58%
     Class 2......................     1.73%
     Class 3......................     1.83%
   Foreign Value Portfolio
     Class 2......................     1.32%
     Class 3......................     1.42%

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks.........................................   24.1%
      Multi-Industry................................   23.5
      Financial Services............................   23.4
      Government Agencies...........................   19.1
      Security Holding Companies....................    6.1
      Municipalities................................    2.5
      Leisure & Tourism.............................    2.5
      Real Estate Companies.........................    0.7
                                                      -----
                                                      101.9%
                                                      =====

    Weighted average days to maturity         44.0 days

      CREDIT QUALITY+#
      Government -- Agency..........................      19.1%
      AAA...........................................      17.0
      AA............................................       7.4
      A.............................................      48.7
      Not rated@....................................       9.7
                                                       -------
                                                         101.9%
                                                       =======

    -------------------
    *  Calculated as a percentage of net assets.
    @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
    +  Source Standard and Poor's.
    #  Calculated as a percentage of total debt issues.

---------------------
    8

---------------------

    SUNAMERICA SERIES TRUST
    CASH MANAGEMENT PORTFOLIO
    Banc of America Capital Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 101.9%                      AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 1.6%
                       Florabama Properties, LLC 2.61% due 2/11/05 (LOC -- South
                         Trust Bank, Inc.)(1)(2)...................................  $ 2,580,000   $  2,580,000
                       James O. Lunceford Gardner Holding Co., Inc. 2.61% due
                         2/11/05 (LOC -- South Trust Bank, Inc.)(1)(2).............    1,635,000      1,635,000
                       S&S Associates, LLC 2.79% due 2/11/05 (LOC -- South Trust
                         Bank, Inc.)(1)(2).........................................    2,115,000      2,115,000
                                                                                                   -------------
                       TOTAL CERTIFICATES OF DEPOSIT (cost $6,330,869).............                   6,330,000
                                                                                                   -------------
                       COMMERCIAL PAPER -- 32.2%
                       Amstel Funding Corp. 2.30% due 2/22/05......................    5,000,000      4,993,292
                       Atlantis One Funding Corp. 2.84% due 7/18/05................   15,000,000     14,801,199
                       Chesham Finance, LLC 2.36% due 2/07/05......................   10,000,000      9,996,067
                       Citicorp 7.13% due 9/01/05..................................    5,000,000      5,118,750
                       Compass Securitization, LLC 2.35% due 2/28/05...............   10,000,000      9,982,375
                       Concord Minutemen Capital Co., LLC 2.47% due 2/17/05........    5,000,000      4,994,511
                       Discover Credit Card Corp. 2.30% due 2/22/05................    5,000,000      4,993,292
                       Fcar Owner Trust Series 1.85% due 2/02/05...................   10,000,000      9,999,486
                       Goldman Sachs Group, Inc. 2.36% due 8/10/05.................    3,000,000      2,972,730
                       Harrier Finance Funding US, LLC 2.60% due 4/15/05...........   15,000,000     14,919,820
                       Ivory Funding Corp. 1.85% due 2/07/05.......................   10,000,000      9,996,917
                       Links Finance, LLC 2.18% due 7/15/05*.......................    5,000,000      4,982,335
                       Sunbelt Funding Corp. 2.40% due 2/14/05.....................   15,000,000     14,987,000
                       Tango Finance Corp., Ltd. 2.60% due 4/15/05.................   14,300,000     14,223,562
                                                                                                   -------------
                       TOTAL COMMERCIAL PAPER (cost $126,979,690)..................                 126,961,336
                                                                                                   -------------
                       CORPORATE SHORT-TERM NOTES -- 29.7%
                       Beta Finance, Inc. 2.47% due 1/24/06*(3)....................    5,000,000      5,000,000
                       CC USA, Inc. 2.48% due 1/25/06*(3)..........................    5,000,000      5,000,000
                       CC USA, Inc. 2.49% due 11/04/05*............................    4,000,000      3,980,000
                       Fifth Third Bank 2.30% due 4/28/05(3).......................   10,000,000     10,000,000
                       General Electric Capital Corp. 2.62% due 3/15/05(3).........    7,925,000      7,925,000
                       J.P. Morgan Chase & Co. 2.69% due 3/07/05(3)................    6,000,000      6,000,222
                       K2 (USA), LLC 2.48% due 1/25/06*(3).........................   10,000,000     10,000,000
                       Merrill Lynch & Co. 2.34% due 3/01/05(3)....................    5,000,000      4,999,450
                       Merrill Lynch & Co. 2.60% due 2/25/05(3)....................   10,000,000     10,001,740
                       Premier Asset Collateral, LLC 2.41% due 1/17/06*(3).........    5,000,000      5,000,000
                       Sedna Finance, Inc. 2.49% due 1/25/06*(3)...................    5,000,000      5,000,000
                       Sigma Finance, Inc. 2.43% due 12/12/05*(3)..................   10,000,000     10,000,000
                       Sigma Finance, Inc. 2.47% due 9/12/05*(3)...................    5,000,000      5,000,000
                       U.S. Bank National Assoc. 2.68% due 6/14/05(3)..............    9,000,000      9,011,250
                       Wells Fargo Bank NA 2.54% due 4/29/05(3)....................   10,000,000      9,999,990
                       White Pine Finance, LLC 2.50% due 10/25/05*(3)..............    4,000,000      4,000,000
                       White Pine Finance, LLC 2.54% due 8/09/05*(3)...............    6,000,000      6,000,000
                                                                                                   -------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $116,962,377)........                 116,917,652
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES (CONTINUED)                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MUNICIPAL BONDS -- 2.5%
                       Texas State Veterans Housing Funding, Class B-2 2.40% due
                         2/02/05 (LOC -- Depfa Bank, PLC) (cost $10,000,000)(2)....  $10,000,000   $ 10,000,000
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 19.1%
                       Federal Home Loan Bank 1.30% due 4/25/05....................    5,000,000      4,981,250
                       Federal Home Loan Bank 1.35% due 4/15/05....................    3,000,000      2,992,500
                       Federal Home Loan Bank 2.45% due 3/21/05(3).................   10,000,000      9,999,735
                       Federal Home Loan Bank 2.26% due 10/03/05(3)................   10,000,000     10,000,000
                       Federal Home Loan Bank 2.30% due 4/07/05(3).................    9,000,000      9,000,000
                       Federal Home Loan Mtg. Assoc. Disc. Notes 1.32% due
                         2/08/05...................................................    3,079,000      3,078,210
                       Federal Home Loan Mtg. Assoc. Disc. Notes 1.86% due
                         5/03/05...................................................    5,000,000      4,968,750
                       Federal Home Loan Mtg. Corp. 2.42% due 9/09/05(3)...........   15,000,000     15,000,000
                       Federal National Mtg. Assoc. 2.46% due 7/06/05(3)...........    5,000,000      5,000,000
                       Federal National Mtg. Assoc. Disc. Notes 1.44% due
                         3/04/05...................................................    5,000,000      4,993,800
                       Federal National Mtg. Assoc. Disc. Notes 1.82% due
                         2/04/05...................................................      113,000        112,576
                       Federal National Mtg. Assoc. Disc. Notes 2.18% due
                         5/05/05...................................................    5,000,000      4,968,750
                                                                                                   -------------
                       TOTAL U.S. GOVERNMENT AGENCIES (cost $75,129,231)...........                  75,095,571
                                                                                                   -------------
                       TIME DEPOSITS -- 16.8%
                       Branch Banking & Trust Co. 2.50% due 2/01/05................   17,000,000     17,000,000
                       National Bank of Indiana 2.46% due 2/01/05(3)...............   15,076,000     15,076,000
                       Regions Bank Grand Cayman 2.44% due 2/01/05.................   17,000,000     17,000,000
                       Suntrust Bank Grand Cayman 2.50% due 2/01/05................   17,000,000     17,000,000
                                                                                                   -------------
                       TOTAL TIME DEPOSITS (cost $66,076,000)......................                  66,076,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $401,478,167)@                           101.9%                    401,380,559
                       Liabilities in excess of other assets --          (1.9)                     (7,497,808)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $393,882,751
                                                                        ======                   =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $63,962,335 representing 16.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @ See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2.
              (2) Variable rate security -- the rate reflected is as of January
                  31, 2005; maturity date reflects next reset date.
              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2005.
                  LOC -- Letter of Credit

                  See Notes to Financial Statements

---------------------
    10

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   14.2%
      Euro Time Deposit.............................   13.7
      Broadcasting & Media..........................    7.9
      Telecommunications............................    7.0
      Food, Beverage and Tobacco....................    3.7
      Forest Products...............................    3.5
      Leisure & Tourism.............................    3.5
      Banks.........................................    3.3
      Energy Sources................................    3.1
      Business Services.............................    2.9
      Electric Utilities............................    2.8
      Insurance.....................................    2.5
      Metals & Minerals.............................    2.5
      Retail........................................    2.3
      Telephone.....................................    2.2
      Machinery.....................................    2.0
      Energy Services...............................    1.8
      Gas & Pipeline Utilities......................    1.8
      Transportation................................    1.8
      Automotive....................................    1.7
      Health Services...............................    1.6
      Chemicals.....................................    1.4
      Multi-Industry................................    1.0
      Real Estate Investment Trusts.................    1.0
      Aerospace & Military Technology...............    0.9
      Computers & Business Equipment................    0.9
      Foreign Government Bonds......................    0.8
      U.S. Government Treasuries....................    0.7
      Education.....................................    0.7
      Household Products............................    0.6
      Housing.......................................    0.6
      Electronics...................................    0.6
      Entertainment Products........................    0.6
      Medical Products..............................    0.5
      Real Estate Companies.........................    0.5
      Apparel & Textiles............................    0.4
      Computer Software.............................    0.4
      Building Materials............................    0.3
      Drugs.........................................    0.4
      U.S. Government Agencies......................    0.2
      Computer Services.............................    0.2
      Municipal Bonds...............................    0.1
      Internet Content..............................    0.1
      Electrical Equipment..........................    0.1
                                                      -----
                                                       98.8%
                                                      =====

      CREDIT QUALITY*+#
      Government -- Agency..........................       0.2%
      Government -- Treasury........................       0.9
      AAA...........................................       2.3
      AA............................................       0.9
      A.............................................      16.5
      BBB...........................................      41.4
      BB............................................      12.4
      B.............................................      20.4
      CCC...........................................       4.1
      Not rated@....................................       0.9
                                                       -------
                                                         100.0%
                                                       =======

    -------------------
     *  Calculated as a percentage of net assets.
     @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
     +  Source Standard and Poor's
     # Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    CORPORATE BOND PORTFOLIO
    Federated Investment Management Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 83.7%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.9%
                       Apparel & Textiles -- 0.4%
                       GFSI, Inc., Series B 9.63% due 03/01/07.....................  $   200,000   $    194,000
                       Glenoit Corp. 11.00% due 04/15/07+(1)(2)(7).................       50,000              5
                       INVISTA 9.25% due 05/01/12*.................................      375,000        412,969
                       Phillips-Van Heusen 8.13% due 05/01/13......................      250,000        271,250
                       Pillowtex Corp. 9.00% due 12/15/07+(1)(2)...................       75,000              0
                       Pillowtex Corp. 10.00% due 11/15/06+(1)(2)..................      175,000              0
                       Simmons Co. 0.01% due 12/15/14*(4)..........................      375,000        230,625
                       Warnaco, Inc. 8.88% due 06/15/13............................      300,000        330,000
                       William Carter Co., Series B 10.88% due 08/15/11............      309,000        345,307
                       Automotive -- 1.7%
                       Accuride Corp. 9.25% due 02/01/08...........................      250,000        253,750
                       Advanced Accessory Systems, LLC 10.75% due 06/15/11.........      375,000        346,875
                       Cooper Standard Automotive, Inc. 8.38% due 12/15/14*........      325,000        308,750
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........    1,750,000      1,907,320
                       General Motors Corp. 7.13% due 07/15/13.....................      275,000        273,524
                       General Motors Corp. 7.20% due 01/15/11.....................    1,000,000      1,003,420
                       General Motors Corp. 8.38% due 07/15/33.....................      575,000        579,010
                       General Motors Corp. 9.45% due 11/01/11.....................      250,000        282,340
                       Nationsrent, Inc. 9.50% due 10/15/10........................      500,000        557,500
                       Rexnord Corp. 10.13% due 12/15/12...........................      350,000        392,000
                       Stanadyne Corp. 10.00% due 08/15/14*........................      325,000        347,750
                       Stanadyne Holdings, Inc. 12.00% due 02/15/15*(4)............      175,000        105,000
                       Tenneco Automotive, Inc. 8.63% due 11/15/14*................      275,000        286,000
                       TRW Automotive, Inc. 11.00% due 02/15/13....................      471,000        551,070
                       United Components, Inc. 9.38% due 06/15/13..................      325,000        341,250
                       Housing -- 0.6%
                       Brand Services, Inc. 12.00% due 10/15/12....................      400,000        451,000
                       Masco Corp. 5.88% due 07/15/12..............................    1,600,000      1,725,259
                       Norcraft Holdings LP 9.75% due 09/01/12(4)..................      700,000        518,000
                       Sleepmaster, LLC, Series B 11.00% due
                         05/15/09+(1)(2)(7)(8).....................................      242,018              0
                       Retail -- 2.2%
                       Carrols Corp. 9.00% due 01/15/13*...........................      175,000        182,438
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      350,000        371,000
                       CVS Corp. 5.30% due 01/11/27*...............................      900,000        910,080
                       CVS Corp. 5.63% due 03/15/06................................    1,200,000      1,227,182
                       Da Lite Screen Co., Inc. 9.50% due 05/15/11.................      250,000        276,250
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      100,000         90,000
                       Icon Health & Fitness, Inc. 11.25% due 04/01/12.............      250,000        208,750
                       J.C. Penney Co., Inc. 9.00% due 08/01/12....................      726,000        887,535
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................      500,000        498,750
                       Jitney-Jungle Stores of America, Inc. 10.38% due
                         09/15/07+(1)(2)(7)........................................      125,000              0
                       Kroger Co. 7.50% due 04/01/31...............................      750,000        911,174
                       Lazydays RV Center, Inc. 11.75% due 05/15/12................      300,000        331,500
                       Michaels Stores, Inc. 9.25% due 07/01/09....................      300,000        319,125
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................      150,000        152,250
                       Neiman Marcus Group, Inc. 7.13% due 06/01/28................    1,200,000      1,401,769
                       Rite Aid Corp. 8.13% due 05/01/10...........................      400,000        415,000
                       Rite Aid Corp. 9.50% due 02/15/11...........................      100,000        107,500
                       ShopKo Stores, Inc. 9.25% due 03/15/22......................      300,000        313,500
                       Simmons Bedding Co. 7.88% due 01/15/14......................      375,000        376,875

---------------------
    12

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................  $   368,000   $    417,680
                       U.S. Office Products Co. 9.75% due 06/15/08(2)(7)(8)........      300,000              0
                                                                                                   -------------
                                                                                                     21,412,332
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.3%
                       Food, Beverage & Tobacco -- 3.7%
                       Agrilink Foods, Inc. 11.88% due 11/01/08....................      125,000        130,000
                       Altria Group, Inc. 5.63% due 11/04/08.......................      425,000        439,887
                       American Seafoods Group, LLC 10.13% due 04/15/10............      500,000        540,000
                       B&G Foods Holding Corp. 8.00% due 10/01/11..................      225,000        239,344
                       Commonwealth Brands, Inc. 10.63% due 09/01/08*..............      350,000        364,000
                       Constellation Brands, Inc., Series B 8.00% due 02/15/08.....      300,000        325,875
                       Cott Beverages, Inc. 8.00% due 12/15/11.....................      250,000        268,438
                       Del Monte Corp. 6.75% due 02/15/15*.........................      100,000        101,000
                       Del Monte Corp. 8.63% due 12/15/12..........................      400,000        444,500
                       Del Monte Corp. 9.25% due 05/15/11..........................      500,000        555,000
                       Dimon, Inc. 7.75% due 06/01/13..............................      300,000        324,000
                       Dimon, Inc. 9.63% due 10/15/11..............................       50,000         56,000
                       Dole Food Co., Inc. 7.25% due 06/15/10......................      425,000        434,031
                       Dole Food Co., Inc. 8.63% due 05/01/09......................      275,000        301,469
                       Eagle Family Foods 8.75% due 01/15/08.......................      250,000        192,500
                       Kellogg Co. 7.45% due 04/01/31..............................    2,000,000      2,590,972
                       Kraft Foods, Inc. 4.63% due 11/01/06........................    3,500,000      3,556,105
                       Landry's Restaurants, Inc. 7.50% due 12/15/14*..............      275,000        268,125
                       Michael Foods, Inc. 8.00% due 11/15/13......................      450,000        473,625
                       National Beef Packing Co., LLC 10.50% due 08/01/11..........      275,000        281,187
                       Nebco Evans Holding Co. 12.38% due 07/15/07(1)(2)(7)(8).....      125,000              0
                       Philip Morris Cos., Inc. 6.38% due 02/01/06.................      800,000        817,168
                       Pierre Foods, Inc. 9.88% due 07/15/12*......................      425,000        444,125
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................      250,000        281,250
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................      300,000        333,375
                       Reddy Ice Group, Inc. 8.88% due 08/01/11....................      325,000        347,750
                       Reddy Ice Holdings, Inc. 10.50% due 11/01/12*(4)............      500,000        348,750
                       Smithfield Foods, Inc. 7.63% due 02/15/08...................      300,000        318,000
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................      600,000        662,250
                       Standard Commercial Corp. 8.00% due 04/15/12................      125,000        128,438
                       Swift & Co. 10.13% due 10/01/09.............................      175,000        195,562
                       Swift & Co. 12.50% due 01/01/10.............................      175,000        198,625
                       United Agri Products 8.25% due 12/15/11*....................       67,000         72,025
                       Household Products -- 0.6%
                       American Achievement Corp. 8.25% due 04/01/12...............      125,000        130,312
                       Ames True Temper, Inc. 10.00% due 07/15/12..................      375,000        354,375
                       Chattem, Inc. 7.00% due 03/01/14............................      225,000        230,625
                       Church & Dwight, Inc. 6.00% due 12/15/12*...................      150,000        151,500
                       Jostens Holding Corp. 10.25% due 12/01/13(4)................      875,000        621,250
                       Norcraft Cos. LP 9.00% due 11/01/11.........................      250,000        267,500
                       Playtex Products, Inc. 9.38% due 06/01/11...................      500,000        535,000
                       Sealy Mattress Co. 8.25% due 06/15/14.......................      375,000        382,500
                                                                                                   -------------
                                                                                                     18,706,438
                                                                                                   -------------
                       EDUCATION -- 0.7%
                       Education -- 0.7%
                       Boston University, Series A 7.63% due 07/15/97..............    2,000,000      2,420,718
                       Knowledge Learning Corp. 7.75% due 02/01/15*................      300,000        301,500
                                                                                                   -------------
                                                                                                      2,722,218
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 4.9%
                       Energy Services -- 1.8%
                       CMS Energy Corp. 7.50% due 01/15/09.........................  $   175,000   $    185,281
                       El Paso Production Holding Co. 7.75% due 06/01/13...........      375,000        390,000
                       Enersis SA 7.40% due 12/01/16...............................      600,000        653,127
                       FirstEnergy Corp. 5.50% due 11/15/06........................      150,000        154,238
                       FirstEnergy Corp. 7.38% due 11/15/31........................    1,600,000      1,860,483
                       MidAmerican Energy Co. 4.65% due 10/01/14...................      800,000        795,402
                       MidAmerican Energy Co. 6.75% due 12/30/31...................      750,000        900,146
                       PSEG Energy Holdings, Inc. 10.00% due 10/01/09..............      500,000        578,125
                       PSEG Power, LLC 7.75% due 04/15/11..........................    1,750,000      2,042,821
                       Range Resources Corp. 7.38% due 07/15/13....................      125,000        132,500
                       Energy Sources -- 3.1%
                       ANR Pipeline Co. 8.88% due 03/15/10.........................       50,000         55,625
                       Calpine Canada Energy Finance 8.50% due 05/01/08............      125,000         91,875
                       Calpine Corp. 8.50% due 02/15/11............................      400,000        276,000
                       Canadian Natural Resources Ltd. 4.90% due 12/01/14..........      220,000        220,258
                       Canadian Natural Resources Ltd. 5.85% due 02/01/35..........    2,110,000      2,170,947
                       Compton Petroleum Corp. 9.90% due 05/15/09..................      300,000        330,000
                       EOG Company of Canada 7.00% due 12/01/11*...................    1,100,000      1,238,985
                       Husky Oil, Ltd. 7.13% due 11/15/06..........................    1,600,000      1,688,441
                       Husky Oil, Ltd. 7.55% due 11/15/16..........................    1,000,000      1,181,290
                       Husky Oil, Ltd. 8.90% due 08/15/08(5).......................      700,000        791,996
                       Lone Star Technologies, Inc. 9.00% due 06/01/11.............      100,000        108,000
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......      250,000        298,125
                       Ras Laffan Liquefied Natural Gas Co., Ltd. 3.44% due
                         09/15/09*.................................................    1,832,000      1,798,969
                       Swift Energy Co. 9.38% due 05/01/12.........................      350,000        388,500
                       Union Pacific Resources Group, Inc. 7.00% due 10/15/06......      850,000        897,702
                       Valero Energy Corp. 7.50% due 04/15/32......................    1,750,000      2,171,248
                                                                                                   -------------
                                                                                                     21,400,084
                                                                                                   -------------
                       FINANCE -- 19.1%
                       Banks -- 3.3%
                       ABN AMRO Holding NV 7.30% due 12/01/26......................      500,000        525,420
                       Banc One Corp. 8.00% due 04/29/27...........................      460,000        600,768
                       City National Bank 6.38% due 01/15/08.......................    1,225,000      1,301,572
                       Corporacion Andina de Fomento 7.38% due 01/18/11............    1,185,000      1,356,372
                       FirstBank Puerto Rico 7.63% due 12/20/05....................    1,750,000      1,783,042
                       Hudson United Bank 7.00% due 05/15/12.......................    1,000,000      1,122,130
                       Swedbank 7.50% due 11/01/06*(5).............................      500,000        530,463
                       Union Planters Corp. 4.38% due 12/01/10.....................    1,500,000      1,503,783
                       US Bank NA 4.95% due 10/30/14...............................    2,240,000      2,274,888
                       Wachovia Bank NA 4.80% due 11/01/14.........................    2,000,000      2,002,914
                       Wachovia Bank National Assoc. 4.88% due 02/01/15............    1,350,000      1,356,895
                       Financial Services -- 13.3%
                       125 Home Loan Owner Trust 9.26% due 02/15/29*(2)............      231,773        234,091
                       AAC Group Holding Corp. 10.25% due 10/01/12*(4).............      325,000        216,125
                       Affinia Group, Inc. 9.00% due 11/30/14*.....................       50,000         51,500
                       ALH Finance, LLC 8.50% due 01/15/13*........................      250,000        255,000
                       American Express Co. 4.88% due 07/15/13.....................      600,000        613,007
                       AMR HoldCo., Inc. 10.00% due 02/15/15*......................      125,000        128,438
                       Amvescap, PLC 4.50% due 12/15/09*...........................    3,010,000      2,999,167
                       ASG Consolidated, LLC 11.50% due 11/01/11*(4)...............      650,000        429,000
                       Astoria Financial Corp. 5.75% due 10/15/12..................    1,200,000      1,252,007
                       Aventine Renewable Energy Holding 8.50% due 03/15/05*(6)....      125,000        126,250
                       BCP Caylux Holdings Luxembourg 9.63% due 06/15/14*..........      500,000        555,000
                       Bear Stearns & Co., Inc. 5.70% due 11/15/14.................    1,500,000      1,594,731
                       Borden United States Finance Corp. 9.00% due 07/15/14*......      325,000        357,500
                       Caithness Coso Funding Corp., Series B 9.05% due 12/15/09...      421,817        463,998

---------------------
    14

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Capital One Financial Corp. 7.13% due 08/01/08..............  $ 1,200,000   $  1,306,868
                       Couche Tard United States LP 7.50% due 12/15/13.............      475,000        502,312
                       Deluxe Corp. 5.13% due 10/01/14.............................    2,900,000      2,796,441
                       Donaldson, Lufkin & Jenrette, Inc. 6.88% due 11/01/05.......      500,000        513,302
                       Fertinitro Finance, Inc. 8.29% due 04/01/20*................    1,005,000        855,566
                       FMR Corp. 7.57% due 06/15/29*...............................    2,200,000      2,828,254
                       Ford Motor Co. 7.45% due 07/16/31...........................    3,600,000      3,591,536
                       Ford Motor Credit Co. 7.38% due 10/28/09....................      550,000        585,663
                       Franklin Resources, Inc. 3.70% due 04/15/08.................      500,000        496,225
                       General Electric Capital Corp. 3.75% due 12/15/09...........    1,000,000        982,752
                       General Motors Acceptance Corp. 4.50% due 07/15/06..........    1,250,000      1,244,969
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........      250,000        251,042
                       General Motors Acceptance Corp. 7.50% due 07/15/05..........      550,000        559,145
                       General Motors Acceptance Corp. 8.00% due 11/01/31..........    6,500,000      6,577,922
                       Global Cash Finance Corp. 8.75% due 03/15/12................      400,000        434,000
                       Gold Kist, Inc. 10.25% due 03/15/14.........................      163,000        189,080
                       Goldman Sachs Capital I 6.35% due 02/15/34..................    1,500,000      1,605,780
                       Goldman Sachs Group. Inc. 3.88% due 01/15/09................    1,750,000      1,742,083
                       Huntsman Advanced Materials, LLC 11.00% due 07/15/10*.......      250,000        293,750
                       Inergy LP & Inergy Finance Corp. 6.88% due 12/15/14*........      150,000        149,250
                       Interline Brands, Inc. 11.50% due 05/15/11..................      228,000        257,640
                       Jostens IH Corp. 7.63% due 10/01/12*........................      300,000        305,250
                       K&F Acquisition, Inc. 7.75% due 11/15/14*...................      100,000         99,500
                       Lehman Brothers Holdings, Inc. 6.63% due 02/15/08...........    2,000,000      2,147,436
                       Lehman Brothers Holdings, Inc. 7.88% due 08/15/10...........      250,000        292,966
                       MBIA Global Funding, LLC 2.88% due 11/30/06*................    2,100,000      2,068,666
                       MBIA, Inc. 6.63% due 10/01/28...............................      250,000        286,343
                       MBNA Corp. 7.50% due 03/15/12...............................    1,000,000      1,157,262
                       MDP Acquisitions, PLC 9.63% due 10/01/12....................      450,000        497,250
                       MDP Acquisitions, PLC 15.50% due 10/01/13(3)................      318,754        371,348
                       Morgan Stanley Group, Inc. 5.30% due 03/01/13...............    2,000,000      2,073,498
                       Nalco Finance Holdings, LLC 9.00% due 02/01/14(4)...........      183,000        137,708
                       NBC Acquisition Corp. 11.00% due 03/15/13(4)................      250,000        182,500
                       NSP Holdings LLC/NSP Holdings Capital Corp. 11.75% due
                         01/01/12*(3)..............................................      125,000        129,688
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09..............      225,000        191,250
                       Rainbow National Services, LLC 10.38% due 09/01/14*.........      475,000        556,937
                       Residential Asset Mtg. Products, Inc. 2.86% due
                         02/25/05(6)...............................................      299,785        300,641
                       Residential Asset Securities Corp. 2.48% due 01/25/34(6)....      579,450        580,497
                       Resolution Funding Corp. zero coupon due 01/15/21+..........      640,000        293,652
                       Sensus Metering Systems, Inc. 8.63% due 12/15/13............      375,000        386,250
                       SLM Corp. 3.37% due 02/01/05(2)(5)..........................    3,230,000      3,221,925
                       SMFC Trust 3.19% due 02/28/05*(2)(5)........................       11,312          8,972
                       Standard Aero Holdings, Inc. 8.25% due 09/01/14*............      150,000        161,250
                       Tyco International Group SA Participation Certificate Trust
                         4.44% due 06/15/07*.......................................      680,000        687,878
                       UGS Corp. 10.00% due 06/01/12*..............................      600,000        669,000
                       Universal City Development Partners 11.75% due 04/01/10.....      725,000        851,875
                       Universal City Florida Holding Co. 7.25% due 02/01/05*(6)...      100,000        104,000
                       Universal City Florida Holding Co. 8.38% due 05/01/10*......      100,000        104,000
                       Vanguard Health Holding Co. II 9.00% due 10/01/14*..........      175,000        187,250
                       Waddell & Reed Financial, Inc. 7.50% due 01/18/06...........    1,750,000      1,807,969
                       Washington Mutual Bank FA 5.13% due 01/15/15................    1,100,000      1,107,853
                       Insurance -- 2.5%
                       Berkshire Hathaway Finance Corp. 4.85% due 01/15/15*........    1,925,000      1,941,711
                       Delphi Funding, LLC 9.31% due 03/25/27......................      800,000        890,952
                       Liberty Mutual Insurance 8.20% due 05/04/07*................    1,100,000      1,180,037
                       Life Re Capital Trust I 8.72% due 06/15/27*.................    1,000,000      1,042,326
                       Oil Insurance, Ltd. 5.15% due 08/01/08*(5)..................    1,000,000      1,016,060

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Pacific Life Corp. 6.60% due 09/15/33*......................  $ 1,200,000   $  1,367,024
                       Reinsurance Group of America, Inc. 7.25% due 04/01/06*......      500,000        515,865
                       Union Central Life Insurance Co. 8.20% due 11/01/26*........    1,250,000      1,423,863
                       USF&G Capital II, Series B 8.47% due 01/10/27...............      850,000        983,527
                       USF&G Capital III 8.31% due 07/01/46*.......................      250,000        302,525
                                                                                                   -------------
                                                                                                     83,032,145
                                                                                                   -------------
                       FOREIGN GOVERNMENT BONDS -- 0.8%
                       Foreign Government Bonds -- 0.8%
                       United Mexican States 6.63% due 03/03/15....................    1,900,000      2,059,600
                       United Mexican States 7.50% due 04/08/33....................    1,400,000      1,565,900
                                                                                                   -------------
                                                                                                      3,625,500
                                                                                                   -------------
                       HEALTHCARE -- 2.5%
                       Drugs -- 0.4%
                       Leiner Health Products, Inc. 11.00% due 06/01/12............      300,000        327,000
                       Pharmacia Corp. 6.50% due 12/01/18..........................      740,000        847,390
                       WH Holdings Ltd. 9.50% due 04/01/11.........................      350,000        385,438
                       Health Services -- 1.6%
                       Ameripath, Inc. 10.50% due 04/01/13.........................      550,000        574,750
                       Anthem, Inc. 6.80% due 08/01/12.............................      800,000        908,332
                       Ardent Health Services, Inc. 10.00% due 08/15/13............      375,000        388,125
                       Concentra Operating Corp. 9.13% due 06/01/12................      100,000        111,000
                       Concentra Operating Corp. 9.50% due 08/15/10................      275,000        305,250
                       Hanger Orthopedic Group, Inc. 10.38% due 02/15/09...........      175,000        175,000
                       HCA, Inc. 6.75% due 07/15/13................................      500,000        521,056
                       HCA, Inc. 7.50% due 11/06/33................................      275,000        284,948
                       HCA, Inc. 7.88% due 02/01/11................................      150,000        164,903
                       HCA, Inc. 8.75% due 09/01/10................................      800,000        910,796
                       Magellan Health Services, Inc. 9.38% due 11/15/08...........      261,764        282,051
                       National Mentor, Inc. 9.63% due 12/01/12*...................      275,000        288,750
                       Tenet Healthcare Corp. 9.25% due 02/01/15*..................      250,000        250,000
                       Tenet Healthcare Corp. 9.88% due 07/01/14*..................      225,000        233,438
                       UnitedHealth Group, Inc. 3.30% due 01/30/08.................      365,000        358,469
                       UnitedHealth Group, Inc. 7.50% due 11/15/05.................    1,000,000      1,028,417
                       Ventas Realty LP 6.63% due 10/15/14*........................      125,000        126,250
                       Medical Products -- 0.5%
                       CDRV Investors, Inc. 9.63% due 01/01/15*(4).................      875,000        522,812
                       Fisher Scientific International, Inc. 6.75% due 08/15/14*...      200,000        211,000
                       Medical Device Manufacturing, Inc. 10.00% due 07/15/12*.....      450,000        486,000
                       Norcross Safety Products, LLC 9.88% due 08/15/11............      550,000        610,500
                       Sybron Dental Specialties, Inc. 8.13% due 06/15/12..........      250,000        271,250
                       Pharmaceuticals -- 0.0%
                       Bio Rad Laboratories Inc. 6.13% due 12/15/14*...............      150,000        152,062
                                                                                                   -------------
                                                                                                     10,724,987
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 9.0%
                       Aerospace & Military Technology -- 0.9%
                       Alliant Techsystems, Inc. 8.50% due 05/15/11................      375,000        404,063
                       Argo Tech Corp. 9.25% due 06/01/11..........................      250,000        273,750
                       Boeing Co. 8.75% due 09/15/31...............................      900,000      1,302,920
                       L-3 Communications Corp. 6.13% due 01/15/14.................      675,000        688,500
                       Raytheon Co. 5.38% due 04/01/13.............................    1,000,000      1,046,383
                       Transdigm, Inc. 8.38% due 07/15/11..........................      325,000        344,500

---------------------
    16

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Building Materials -- 0.3%
                       CRH America, Inc. 5.30% due 10/15/13........................  $   750,000   $    775,281
                       Nortek Holdings, Inc. 8.50% due 09/01/14*...................      175,000        179,812
                       Riverside Forest Products, Ltd. 7.88% due 03/01/14..........      200,000        222,000
                       United States Concrete, Inc. 8.38% due 04/01/14.............      200,000        215,000
                       Business Services -- 2.9%
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........      150,000        168,750
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........      550,000        593,312
                       Advanstar, Inc. 15.00% due 10/15/11(4)......................      225,000        193,781
                       Affinity Group, Inc. 9.00% due 02/15/12.....................      250,000        267,500
                       Allied Waste North America, Inc. 7.63% due 01/01/06.........    1,000,000      1,022,500
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........      250,000        265,000
                       Brickman Group, Ltd. 11.75% due 12/15/09....................      300,000        348,750
                       Cadmus Communications Corp. 8.38% due 06/15/14..............      150,000        161,250
                       Danka Business Systems, PLC 11.00% due 06/15/10.............      225,000        236,250
                       Greif Brothers Corp. 8.88% due 08/01/12.....................      400,000        442,000
                       Hines Nurseries, Inc. 10.25% due 10/01/11...................      250,000        273,125
                       Imco Recycling, Inc. 9.00% due 11/15/14*....................      150,000        155,625
                       Imco Recycling, Inc. 10.38% due 10/15/10....................      350,000        393,750
                       Ingram Micro, Inc., Class A 9.88% due 08/15/08..............      450,000        486,563
                       Pliant Corp. 11.13% due 09/01/09............................       75,000         81,844
                       Pliant Corp. 13.00% due 06/01/10............................      200,000        196,000
                       Quebecor Media, Inc. 11.13% due 07/15/11....................      425,000        478,125
                       Republic Services, Inc. 6.75% due 08/15/11..................      900,000      1,009,748
                       SITEL Corp. 9.25% due 03/15/06..............................      225,000        227,250
                       Smurfit-Stone Container Corp. 8.25% due 10/01/12............      525,000        556,500
                       Synagro Technologies, Inc. 9.50% due 04/01/09...............      175,000        192,938
                       United Rentals North America, Inc. 6.50% due 02/15/12.......      200,000        196,500
                       USA Waste Services, Inc. 7.13% due 10/01/07.................    2,175,000      2,347,284
                       Vertis, Inc. 9.75% due 04/01/09.............................      250,000        271,875
                       Vertis, Inc. 10.88% due 06/15/09............................      625,000        673,437
                       Waste Management, Inc. 8.75% due 05/01/18...................      850,000        962,631
                       Yell Finance BV 10.75% due 08/01/11.........................      406,000        458,780
                       Electrical Equipment -- 0.1%
                       Texas Genco, LLC 6.88% due 12/15/14*........................      250,000        258,750
                       WESCO Distribution, Inc., Series B 9.13% due 06/01/08.......      200,000        205,000
                       Machinery -- 2.0%
                       AGCO Corp. 9.50% due 05/01/08...............................      175,000        185,281
                       Amsted Industries, Inc. 10.25% due 10/15/11*................      400,000        450,000
                       Briggs & Stratton Corp. 7.25% due 09/15/07..................      100,000        108,500
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      960,000      1,144,800
                       Case New Holland, Inc. 9.25% due 08/01/11*..................      600,000        655,500
                       CLARK Material Handling Co., Series D 10.75% due
                         11/15/06+(1)(2)(8)........................................      100,000             10
                       Columbus McKinnon Corp. 8.50% due 04/01/08..................      425,000        425,000
                       Columbus McKinnon Corp. 10.00% due 08/01/10.................       50,000         55,500
                       Erico International Corp. 8.88% due 03/01/12................      375,000        386,250
                       Kennametal, Inc. 7.20% due 06/15/12.........................    2,400,000      2,708,604
                       Tekni-Plex, Inc., Series B 12.75% due 06/15/10..............      275,000        253,688
                       Tyco International Group SA 5.80% due 08/01/06..............    1,000,000      1,029,514
                       Tyco International Group SA 6.88% due 01/15/29..............    1,080,000      1,257,178
                       Multi-Industry -- 1.0%
                       Aearo Co. 8.25% due 04/15/12................................      375,000        386,250
                       Clean Harbors, Inc. 11.25% due 07/15/12*....................      275,000        310,750
                       Crystal US Holdings 10.50% due 10/01/14+*(4)................      775,000        526,031
                       Eaglepicher, Inc. 9.75% due 09/01/13........................      575,000        506,000
                       Goodman Global Holdings, Inc. 5.76% due 06/15/05*(6)........      125,000        128,125

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry (continued)
                       Goodman Global Holdings, Inc. 7.88% due 12/15/12*...........  $   275,000   $    265,375
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....      600,000        669,000
                       Hutchison Whampoa, Ltd. 6.50% due 02/13/13*.................      500,000        543,437
                       Koppers, Inc. 9.88% due 10/15/13............................      300,000        340,500
                       Language Line, Inc. 11.13% due 06/15/12.....................       50,000         53,000
                       Polypore, Inc. 8.75% due 05/15/12...........................      275,000        282,563
                       Superior Essex Communications 9.00% due 04/15/12............      325,000        336,375
                       VWR International, Inc. 8.00% due 04/15/14..................      125,000        130,000
                       Transportation -- 1.8%
                       Allied Holdings, Inc. 8.63% due 10/01/07....................      175,000        151,375
                       Ameritruck Distribution Corp. 12.25% due
                         11/15/05+(1)(2)(5)(7)(8)..................................      100,000              0
                       Burlington North Santa Fe Corp. 4.88% due 01/15/15..........    1,100,000      1,105,412
                       Burlington Northern and Santa Fe Railway Corp., Series 99-2
                         7.57% due 01/02/21........................................      452,604        538,210
                       Fedex Corp. 2.65% due 04/01/07..............................    2,250,000      2,196,450
                       Hertz Corp. 4.70% due 10/02/06..............................    1,000,000      1,003,695
                       Holt Group, Inc. 9.75% due 01/15/06+(1)(2)(7)(8)............      100,000              0
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      250,000        271,250
                       Stena AB 9.63% due 12/01/12.................................      550,000        616,000
                       Union Pacific Corp. 4.88% due 01/15/15......................    1,570,000      1,566,659
                                                                                                   -------------
                                                                                                     39,163,309
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 11.9%
                       Broadcasting & Media -- 7.8%
                       Advertising Directory Solution 9.25% due 11/15/12*..........       50,000         52,750
                       American Media Operations, Inc. 8.88% due 01/15/11..........      125,000        131,563
                       American Media Operations, Inc. 10.25% due 05/01/09.........      400,000        418,500
                       AOL Time Warner, Inc. 7.70% due 05/01/32....................    1,500,000      1,868,577
                       British Sky Broadcasting Group, PLC 7.30% due 10/15/06......    1,245,000      1,315,981
                       Cablevision Systems Corp. 8.00% due 04/15/12*...............      350,000        378,000
                       CBD Media Holdings, LLC 9.25% due 07/15/12*.................      325,000        333,125
                       CF Cable TV, Inc. 9.13% due 07/15/07........................      500,000        511,721
                       Charter Communications Holdings II, LLC 10.25% due
                         09/15/10..................................................      650,000        676,000
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(4)...............................................      700,000        556,500
                       Clear Channel Communications, Inc. 3.13% due 02/01/07.......      500,000        490,192
                       Clear Channel Communications, Inc. 4.63% due 01/15/08.......    2,000,000      2,015,084
                       Coleman Cable, Inc. 9.88% due 10/01/12*.....................      250,000        262,500
                       Comcast Cable Communications, Inc. 6.38% due 01/30/06.......      290,000        298,199
                       Comcast Cable Communications, Inc. 6.88% due 06/15/09.......    1,000,000      1,104,554
                       Comcast Corp. 7.05% due 03/15/33............................      500,000        586,979
                       Continental Cablevision, Inc. 9.50% due 08/01/13............    1,950,000      2,099,879
                       Cox Communications, Inc. 4.63% due 01/15/10*................    1,720,000      1,712,681
                       Cox Communications, Inc. 5.45% due 12/15/14*................    1,860,000      1,876,826
                       Cox Enterprises, Inc. 4.38% due 05/01/08*...................    1,000,000        996,973
                       CSC Holdings, Inc. 7.25% due 07/15/08.......................      550,000        581,625
                       CSC Holdings, Inc. 7.88% due 12/15/07.......................       75,000         80,812
                       CSC Holdings, Inc. 8.13% due 07/15/09.......................      250,000        274,375
                       Dex Media East, LLC 12.13% due 11/15/12.....................      504,000        603,540
                       Dex Media West, LLC 9.88% due 08/15/13......................      806,000        913,802
                       Dex Media, Inc. 9.00% due 11/15/13(4).......................      425,000        319,813
                       DirecTV Holdings, LLC 8.38% due 03/15/13....................      575,000        647,594
                       Echostar DBS Corp. 6.38% due 10/01/11.......................      125,000        127,656
                       Echostar DBS Corp. 6.63% due 10/01/14*......................      675,000        681,750
                       Grupo Televisa SA 8.00% due 09/13/11........................    1,700,000      1,976,250
                       HM Publishing Corp. 11.50% due 10/15/13(4)..................      525,000        357,000
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................      725,000        819,250
                       Lamar Media Corp. 7.25% due 01/01/13........................      450,000        483,750
                       Liberty Group Operating, Inc. 9.38% due 02/01/08............      250,000        253,750

---------------------
    18

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............  $   275,000   $    303,875
                       News America Holdings, Inc. 8.00% due 10/17/16..............      650,000        796,359
                       News America Holdings, Inc. 8.50% due 02/15/05..............      250,000        250,389
                       News America Holdings, Inc. 9.25% due 02/01/13..............    1,000,000      1,288,704
                       News America, Inc. 7.63% due 11/30/28.......................    1,000,000      1,210,044
                       PRIMEDIA, Inc. 8.88% due 05/15/11...........................      300,000        316,500
                       Readers Digest Assoc., Inc. 6.50% due 03/01/11..............      350,000        368,375
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,124,642
                       RH Donnelley Finance Corp. I 10.88% due 12/15/12*...........      400,000        468,000
                       Sinclair Broadcast Group, Inc. 8.75% due 12/15/11...........      350,000        372,750
                       Univision Communications, Inc. 3.50% due 10/15/07...........    1,200,000      1,181,779
                       WDAC Subsidiary Corp. 8.38% due 12/01/14*...................      250,000        243,750
                       XM Satellite Radio, Inc. 12.00% due 06/15/10................      171,000        201,780
                       Entertainment Products -- 0.6%
                       Cinemark, Inc. 9.75% due 03/15/14(4)........................      850,000        641,750
                       International Speedway Corp. 4.20% due 04/15/09.............    1,300,000      1,289,073
                       K2, Inc. 7.38% due 07/01/14.................................       75,000         80,531
                       Loews Cineplex Entertainment Corp. 9.00% due 08/01/14*......      475,000        497,563
                       Leisure & Tourism -- 3.5%
                       AMC Entertainment, Inc. 8.00% due 03/01/14..................      350,000        346,937
                       AMC Entertainment, Inc. 9.88% due 02/01/12..................      225,000        243,000
                       Boyd Gaming Corp. 7.75% due 12/15/12........................      225,000        241,875
                       Boyd Gaming Corp. 8.75% due 04/15/12........................      200,000        220,500
                       Buffets, Inc. 11.25% due 07/15/10...........................      125,000        133,438
                       Carnival Corp. 3.75% due 11/15/07...........................    1,800,000      1,791,385
                       Cinemark USA, Inc. 9.00% due 02/01/13.......................      200,000        224,000
                       Delta Air Lines, Inc., Series 02-1 6.42% due 07/02/12.......      500,000        528,514
                       Dominos, Inc. 8.25% due 07/01/11............................      255,000        272,850
                       Gaylord Entertainment Co. 6.75% due 11/15/14*...............      225,000        221,063
                       Herbst Gaming, Inc. 7.00% due 11/15/14*.....................      100,000        100,500
                       HMH Properties, Inc., Series B 7.88% due 08/01/08...........      185,000        189,856
                       Host Marriott LP 7.13% due 11/01/13.........................      325,000        342,063
                       Intrawest Corp. 7.50% due 10/15/13*.........................      275,000        288,750
                       Isle of Capri Casinos, Inc. 9.00% due 03/15/12..............      350,000        386,312
                       Majestic Star Casino, LLC 9.50% due 10/15/10................      300,000        317,250
                       Mandalay Resort Group 9.50% due 08/01/08....................      175,000        197,750
                       Mandalay Resort Group 10.25% due 08/01/07...................      600,000        678,000
                       MGM Grand, Inc. 9.75% due 06/01/07..........................      950,000      1,054,500
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................      400,000        392,000
                       Mohegan Tribal Gaming Authority 8.00% due 04/01/12..........      350,000        376,688
                       Motor Gaming Group, Inc. 9.75% due 04/01/10.................      425,000        464,312
                       Northwest Airlines Corp. 8.07% due 04/01/21.................      526,854        591,114
                       Park Place Entertainment Corp. 7.88% due 03/15/10...........      275,000        306,625
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........      575,000        658,375
                       Penn National Gaming, Inc. 8.88% due 03/15/10...............       75,000         81,000
                       Penn National Gaming, Inc. 11.13% due 03/01/08..............      300,000        318,000
                       Royal Caribbean Cruises, Ltd. 8.00% due 05/15/10............      350,000        395,500
                       Southwest Airlines Co. 6.50% due 03/01/12...................    1,000,000      1,096,050
                       Southwest Airlines Co. 7.38% due 03/01/27...................      215,000        247,643
                       Starwood Hotels & Resorts Worldwide, Inc. 7.38% due
                         05/01/07..................................................      825,000        877,594
                       Station Casinos, Inc. 6.50% due 02/01/14....................      400,000        412,000
                       Sun International Hotels, Ltd. 8.88% due 08/15/11...........      350,000        381,500
                       True Temper Sports, Inc. 8.38% due 09/15/11.................      300,000        285,000
                       Venetian Casino Resort, LLC 11.00% due 06/15/10.............      275,000        310,750
                       Virgin River Casino Corp. 9.00% due 01/15/12*...............       75,000         78,375
                                                                                                   -------------
                                                                                                     51,494,484
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 9.2%
                       Computers & Business Equipment -- 0.9%
                       Dell, Inc. 7.10% due 04/15/28...............................  $ 1,000,000   $  1,235,506
                       Hawk Corp. 8.75% due 11/01/14*..............................      325,000        331,500
                       International Business Machines Corp. 5.88% due 11/29/32....    1,000,000      1,092,359
                       Seagate Technology Holdings 8.00% due 05/15/09..............      375,000        403,125
                       Xerox Corp. 7.63% due 06/15/13..............................      200,000        215,500
                       Xerox Corp. 9.75% due 01/15/09..............................      675,000        779,625
                       Computer Services -- 0.2%
                       Activant Solutions, Inc. 10.50% due 06/15/11................      375,000        405,000
                       Sungard Data Systems, Inc. 4.88% due 01/15/14...............      400,000        391,339
                       Computer Software -- 0.4%
                       Unisys Corp. 6.88% due 03/15/10.............................      400,000        412,000
                       Unisys Corp. 8.13% due 06/01/06.............................    1,350,000      1,410,750
                       Electronics -- 0.6%
                       AMI Semiconductor, Inc. 10.75% due 02/01/13.................      163,000        189,895
                       FIMEP SA 10.50% due 02/15/13................................      225,000        266,062
                       Fisher Scientific International, Inc. 8.00% due 09/01/13....      400,000        446,000
                       Freescale Semiconductor, Inc. 7.13% due 07/15/14............      200,000        215,750
                       Magnachip Semiconductor SA 8.00% due 12/15/14*..............      125,000        130,469
                       Rayovac Corp. 7.38% due 02/01/15*...........................      575,000        580,031
                       Stoneridge, Inc. 11.50% due 05/01/12........................      325,000        373,750
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      300,000        330,000
                       Internet Content -- 0.1%
                       FTD, Inc. 7.75% due 02/15/14................................      375,000        389,063
                       Telecommunications -- 7.0%
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................      375,000        406,875
                       AT&T Wireless Services, Inc. 6.88% due 04/18/05.............    1,000,000      1,008,218
                       AT&T Wireless Services, Inc. 8.75% due 03/01/31.............      250,000        343,852
                       CenturyTel, Inc., Series H 8.38% due 10/15/10...............    1,510,000      1,768,369
                       Cincinnati Bell, Inc. 7.25% due 07/15/13....................      350,000        364,000
                       Cincinnati Bell, Inc. 8.38% due 01/15/14....................      200,000        203,000
                       Citizens Communications Co. 6.25% due 01/15/13..............      200,000        199,500
                       Citizens Communications Co. 9.00% due 08/15/31..............    1,225,000      1,393,437
                       Citizens Communications Co. 9.25% due 05/15/11..............      125,000        145,938
                       Cox Communications, Inc. 7.75% due 08/15/06.................    2,250,000      2,377,352
                       Inmarsat Finance, PLC 7.63% due 06/30/12....................       50,000         51,000
                       Inmarsat Finance, PLC 10.38% due 11/15/12(4)................      150,000        108,750
                       Intelsat, Ltd 7.79% due 07/15/05*(6)........................      300,000        309,000
                       Intelsat, Ltd. 8.63% due 01/15/15*..........................      250,000        260,313
                       KT Corp. 5.88% due 06/24/14*................................    1,800,000      1,911,834
                       Lenfest Communications, Inc. 8.38% due 11/01/05.............    1,510,000      1,563,949
                       Lenfest Communications, Inc. 10.50% due 06/15/06............    2,600,000      2,820,891
                       Newskies Satellites 9.13% due 11/01/12*.....................      175,000        180,250
                       Nextel Communications, Inc. 7.38% due 08/01/15..............      900,000        992,250
                       Nextel Partners, Inc. 12.50% due 11/15/09...................      233,000        260,960
                       Panamsat Corp. 9.00% due 08/15/14*..........................      425,000        461,125
                       Panamsat Holding Corp. 10.38% due 11/01/14*(4)..............      850,000        567,375
                       Primus Telecommunications Group 8.00% due 01/15/14..........      300,000        253,500
                       Qwest Services Corp. 13.50% due 12/15/10*...................      875,000      1,039,062
                       Qwest Services Corp. 8.88% due 03/15/12*....................    1,350,000      1,535,625
                       Rogers Wireless, Inc 5.53% due 03/15/05*....................      150,000        157,875
                       Rogers Wireless, Inc. 6.38% due 03/01/14....................      325,000        327,437
                       Rogers Wireless, Inc 7.25% due 12/15/12*....................      100,000        106,750
                       Rogers Wireless, Inc. 7.50% due 03/15/15*...................       75,000         80,438
                       Rogers Wireless, Inc 8.00% due 12/15/12*....................      325,000        347,750
                       Sprint Capital Corp. 6.13% due 11/15/08.....................    2,000,000      2,132,078

---------------------
    20

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Sprint Capital Corp. 6.38% due 05/01/09.....................  $   350,000   $    377,930
                       Sprint Capital Corp. 7.13% due 01/30/06.....................    1,250,000      1,293,534
                       Telecom de Puerto Rico 6.65% due 05/15/06...................    2,000,000      2,064,740
                       Telefonos de Mexico S.A. 4.50% due 11/19/08.................    2,150,000      2,155,080
                       United States Unwired, Inc. 10.00% due 06/15/12.............      325,000        362,375
                       Verizon Global Funding Corp. 7.75% due 06/15/32.............      500,000        634,610
                                                                                                   -------------
                                                                                                     40,164,746
                                                                                                   -------------
                       MATERIALS -- 7.4%
                       Building Materials -- 0.0%
                       Ply Gem Industries, Inc. 9.00% due 02/15/12.................      200,000        199,000
                       Chemicals -- 1.4%
                       Albemarle Corp. 5.10% due 02/01/15..........................    1,440,000      1,445,537
                       Equistar Chemicals LP 10.13% due 09/01/08...................      400,000        456,000
                       Hexcel Corp. 9.75% due 01/15/09.............................      450,000        469,125
                       Hexcel Corp. 9.88% due 10/01/08.............................      200,000        221,000
                       Huntsman International, LLC 10.13% due 07/01/09.............      365,000        383,250
                       Lyondell Chemical Co. 9.50% due 12/15/08....................      450,000        486,000
                       Lyondell Chemical Co. 10.50% due 06/01/13...................      150,000        177,000
                       Lyondell Chemical Co. 10.88% due 05/01/09...................      525,000        552,562
                       Lyondell Chemical Co., Series A 9.63% due 05/01/07..........      150,000        163,875
                       Nalco Co. 7.75% due 11/15/11................................      100,000        107,250
                       Nalco Co. 8.88% due 11/15/13................................      200,000        218,000
                       Reliance Industries, Ltd. 8.25% due 01/15/27*...............      500,000        534,651
                       Rockwood Specialties Group, Inc. 7.50% due 11/15/14*........      100,000        103,000
                       UAP Holding Corp. 10.75% due 07/15/12+*(4)..................      450,000        347,625
                       Union Carbide Chemical & Plastics Co., Inc. 7.88% due
                         04/01/23..................................................       50,000         53,250
                       Union Carbide Chemical & Plastics Co., Inc. 8.75% due
                         08/01/22..................................................      300,000        315,375
                       Union Carbide Corp. 6.79% due 06/01/25......................      100,000        100,875
                       Union Carbide Corp. 7.50% due 06/01/25......................       75,000         77,813
                       Forest Products -- 3.5%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............    1,500,000      1,610,625
                       Associated Materials, Inc. 11.25% due 03/01/14(4)...........      450,000        321,750
                       Berry Plastics Corp. 10.75% due 07/15/12....................      325,000        370,500
                       Boise Cascade, LLC 5.54% due 04/15/05*(6)...................      125,000        128,437
                       Boise Cascade, LLC 7.13% due 10/15/14*......................      150,000        157,125
                       Georgia-Pacific Corp. 8.13% due 05/15/11....................      850,000        977,500
                       Georgia-Pacific Corp. 9.38% due 02/01/13....................      825,000        949,781
                       Graham Packaging Co., Inc. 8.50% due 10/15/12*..............      175,000        181,563
                       International Paper Co. 4.25% due 01/15/09..................      750,000        751,318
                       Louisiana-Pacific Corp. 8.88% due 08/15/10..................    2,590,000      3,082,100
                       Owens-Brockway Glass Container 7.75% due 05/15/11...........      150,000        161,250
                       Owens-Brockway Glass Container 8.25% due 05/15/13...........      675,000        734,062
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................      325,000        338,812
                       Pliant Corp. 13.00% due 06/01/10............................      325,000        318,500
                       Pope & Talbot, Inc. 8.38% due 06/01/13......................      250,000        263,750
                       Stone Container Corp. 9.75% due 02/01/11....................      225,000        245,813
                       Tembec Industries, Inc. 8.50% due 02/01/11..................      375,000        371,250
                       Westvaco Corp. 7.65% due 03/15/27...........................    1,500,000      1,710,825
                       Weyerhaeuser Co. 7.38% due 03/15/32.........................    2,000,000      2,443,144
                       Metals & Minerals -- 2.5%
                       Alltrista Corp. 9.75% due 05/01/12..........................      550,000        599,500
                       Associated Materials, Inc. 9.75% due 04/15/12...............      175,000        191,625
                       Barrick Gold Corp. 7.50% due 05/01/07.......................    2,000,000      2,154,990
                       California Steel Industries, Inc. 6.13% due 03/15/14........      325,000        320,938
                       Compass Minerals Group, Inc. 10.00% due 08/15/11............      325,000        364,000
                       Compass Minerals International, Inc. 12.00% due
                         06/01/13(4)...............................................      475,000        387,125

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Compass Minerals International, Inc. 12.75% due
                         12/15/12(4)...............................................  $   175,000   $    150,500
                       Euramax International, Inc. 8.50% due 08/15/11..............      400,000        424,000
                       Inco, Ltd. 5.70% due 10/15/15...............................    1,050,000      1,096,084
                       Ispat Inland ULC 9.75% due 04/01/14.........................       65,000         80,113
                       Mueller Group, Inc. 10.00% due 05/01/12.....................      250,000        270,000
                       Neenah Corp. 11.00% due 09/30/10*...........................      358,000        397,380
                       Neenah Corp. 13.00% due 09/30/13*...........................      257,092        263,519
                       Noranda, Inc. 6.00% due 10/15/15............................      750,000        780,941
                       Novelis, Inc. 7.25% due 02/15/15*...........................      275,000        281,875
                       Placer Dome, Inc., Series B 8.50% due 12/31/45..............    1,870,000      2,220,464
                       Republic Technologies International, LLC 13.75% due
                         07/15/09+(1)(2)(7)........................................      150,000              0
                       Russell-Stanley Holdings, Inc. 9.00% due 11/30/08*(3).......       13,099          7,837
                       Ryerson Tull, Inc. 9.13% due 07/15/06.......................      275,000        280,500
                       Transportation Technologies Industries, Inc. 12.50% due
                         03/31/10*.................................................      350,000        361,375
                       United States Steel Corp. 9.75% due 05/15/10................      252,000        287,910
                       Valmont Industries, Inc. 6.88% due 05/01/14.................      150,000        154,500
                                                                                                   -------------
                                                                                                     32,604,469
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.1%
                       Municipal Bonds -- 0.1%
                       McKeesport, Pennsylvania 7.30% due 03/01/20.................      250,000        270,978
                       REAL ESTATE -- 1.2%
                       Real Estate Companies -- 0.5%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........       98,000        111,720
                       EOP Operating LP 7.75% due 11/15/07.........................      250,000        274,135
                       EOP Operating LP 8.38% due 03/15/06.........................    1,500,000      1,573,845
                       Susa Partnership LP 8.20% due 06/01/17......................      250,000        323,045
                       Real Estate Investment Trusts -- 0.7%
                       Apache Finance Property, Ltd. 7.00% due 03/15/09............      550,000        618,017
                       Rouse Co. 5.38% due 11/26/13................................      900,000        869,002
                       Simon Property Group LP 6.35% due 08/28/12..................    1,400,000      1,535,506
                                                                                                   -------------
                                                                                                      5,305,270
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 0.2%
                       U.S. Government Agencies -- 0.2%
                       Federal National Mtg. Assoc. 6.50% due 03/01/29.............      236,980        248,269
                       Federal National Mtg. Assoc. 6.50% due 06/01/29.............      169,898        177,993
                       Federal National Mtg. Assoc. 6.50% due 08/01/29.............      304,182        318,790
                       Federal National Mtg. Assoc. 6.50% due 11/01/31.............       53,206         55,705
                       Federal National Mtg. Assoc. 6.50% due 05/01/32.............       93,403         97,790
                                                                                                   -------------
                                                                                                        898,547
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.7%
                       U.S. Treasuries -- 0.7%
                       United States Treasury Bonds 6.25% due 08/15/23.............    2,650,000      3,178,240
                       UTILITIES -- 6.8%
                       Electric Utilities -- 2.8%
                       Alabama Power Co. 5.70% due 02/15/33........................    1,000,000      1,061,219
                       American Electric Power, Inc. 6.13% due 05/15/06............    3,000,000      3,094,737
                       Hydro Quebec 6.30% due 05/11/11.............................    2,700,000      2,999,225
                       Israel Electric Corp., Ltd. 7.88% due 12/15/26*.............    1,250,000      1,442,696
                       Nevada Power Co. 5.88% due 01/15/15*........................       75,000         75,188
                       Nevada Power Co. 6.50% due 04/15/12.........................       50,000         52,625
                       Nevada Power Co. 9.00% due 08/15/13.........................      575,000        664,125
                       Northwestern Corp. 5.88% due 11/01/14*......................      100,000        102,911
                       NRG Energy, Inc. 8.00% due 12/15/13*........................      275,000        296,313
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............    1,100,000      1,087,570

---------------------
    22

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       Pacific Gas & Electric Co. 6.05% due 03/01/34...............  $   660,000   $    709,421
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................      125,000        121,875
                       Reliant Resources, Inc. 9.25% due 07/15/10..................      175,000        194,687
                       Reliant Resources, Inc. 9.50% due 07/15/13..................      375,000        420,000
                       Gas & Pipeline Utilities -- 1.8%
                       Consolidated Natural Gas Co. 5.00% due 12/01/14.............    2,380,000      2,395,641
                       El Paso Energy Corp. 6.75% due 05/15/09.....................      225,000        227,813
                       El Paso Energy Corp. 6.95% due 12/15/07.....................      150,000        154,875
                       El Paso Energy Corp. 7.80% due 08/01/31.....................    1,025,000        994,250
                       El Paso Energy Corp. 8.05% due 10/15/30.....................      400,000        394,000
                       Markwest Energy Partners LP 6.88% due 11/01/14*.............       75,000         75,375
                       Pacific Energy Partners LP 7.13% due 06/15/14...............      250,000        263,750
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................      225,000        237,700
                       Statoil 5.13% due 04/30/14*.................................    1,310,000      1,349,863
                       Tennessee Gas Pipeline Co. 7.50% due 04/01/17...............      350,000        386,750
                       Tennessee Gas Pipeline Co. 8.38% due 06/15/32...............      175,000        196,875
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      250,000        303,438
                       Williams Cos., Inc. 7.63% due 07/15/19......................      250,000        277,500
                       Williams Cos., Inc. 7.88% due 09/01/21......................      575,000        652,625
                       Telephone -- 2.2%
                       AT&T Corp. 9.75% due 11/14/31...............................    1,475,000      1,878,781
                       Bellsouth Corp. 5.20% due 09/15/14..........................    3,000,000      3,067,269
                       Deutsche Telekom International Finance BV 5.25% due
                         07/22/13..................................................      900,000        928,278
                       MCI, Inc. 8.74% due 05/01/14................................      825,000        902,344
                       SBC Communications, Inc. 5.10% due 09/15/14.................    3,000,000      3,021,603
                                                                                                   -------------
                                                                                                     30,031,322
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $348,848,651).....................                 364,735,069
                                                                                                   -------------
                       COMMON STOCK -- 0.0%                                            SHARES
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       Arcadia Financial, Ltd.+....................................        1,300              0
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       NTL, Inc.+..................................................        1,241         84,425
                       Viatel Holding (Bermuda), Ltd.+.............................        1,590          1,511
                                                                                                   -------------
                                                                                                         85,936
                                                                                                   -------------
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Product, Inc.(2)................           72         13,897
                       Metals & Minerals -- 0.0%
                       Russell-Stanley Holdings, Inc.+*............................        1,500            750
                                                                                                   -------------
                                                                                                         14,647
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $985,759)..........................                     100,583
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       PREFERRED STOCK -- 1.4%                                         SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.1%
                       Retail -- 0.1%
                       General Nutrition Centers, Inc. 12.00%(3)(9)................          300   $    282,000
                       FINANCE -- 0.9%
                       Financial Services -- 0.9%
                       Citigroup, Inc., Series F 6.37%.............................       42,000      2,309,160
                       Lehman Brothers Holdings, Inc., Series D 5.67%..............       30,000      1,567,500
                                                                                                   -------------
                                                                                                      3,876,660
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.1%
                       Broadcasting & Media -- 0.1%
                       PRIMEDIA, Inc., Series F 9.20%..............................        4,275        411,468
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. 2.50%.......................................        2,455          6,628
                       REAL ESTATE -- 0.3%
                       Real Estate Investment Trusts -- 0.3%
                       ProLogis Trust, Series C 8.54%..............................       20,000      1,145,000
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $5,482,446).....................                   5,721,756
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 0.0%
                       Financial Services -- 0.0%
                       MDP Acquisitions, PLC Expires 10/01/13 (strike price
                         $0.01)*...................................................          100          2,700
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $0.01)*(2)................................................           75              1
                       Pliant Corp. Expires 06/01/10 (strike price $0.01)*.........          100              1
                                                                                                   -------------
                                                                                                              2
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       XM Satellite Radio, Inc. Expires 03/15/10 (strike price
                         $45.24)*..................................................          125          9,375
                       Leisure & Tourism -- 0.0%
                       AMF Bowling Worldwide, Inc. Expires 03/09/09 (strike price
                         $27.19)(2)................................................          576              0
                                                                                                   -------------
                                                                                                          9,375
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       McLeodUSA, Inc. Expires 04/16/07 (strike price $1.35).......        5,443            762
                       MATERIALS -- 0.0%
                       Chemicals -- 0.0%
                       General Chemical Industrial Products, Inc. Series A, Expires
                         04/30/11 (strike price $195.43)(2)........................           42              0
                       General Chemical Industrial Products, Inc. Series B, Expires
                         03/31/11 (strike price $3.76)(2)..........................           31              0
                       Metals & Minerals -- 0.0%
                       ACP Holding Co., Expires 09/30/13 (strike price
                         $0.01)*(2)................................................       40,587         73,057
                       Republic Technologies International, LLC Expires 07/15/09
                         (strike price $0.01)*(2)..................................          150              0
                                                                                                   -------------
                                                                                                         73,057
                                                                                                   -------------
                       TOTAL WARRANTS (cost $119,668)..............................                      85,896
                                                                                                   -------------

---------------------
    24

                                                                                                        VALUE
                       MEMBERSHIP INTEREST CERTIFICATES -- 0.0%                      CERTIFICATES     (NOTE 2)
                       ------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Housing -- 0.0%
                       National Bedding, LLC(8)(9) (cost $0).......................          264    $     71,539
                                                                                                    -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $355,436,524)...                  370,714,843
                                                                                                    -------------

                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 13.7%                        AMOUNT
                       ------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 13.7%
                       Euro Time Deposit with State Street Bank & Trust Co. 1.75%
                         due 02/01/05 (cost $59,628,000)...........................  $59,628,000    $ 59,628,000
                                                                                                    -------------

                       TOTAL INVESTMENTS --
                         (cost $415,064,524)@                           98.8%                       430,342,843
                       Other assets less liabilities --                  1.2                          5,173,622
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $435,516,465
                                                                       ======                      =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $61,200,084 representing 14.1% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
               @  See Note 3 for cost of investments on a tax basis.
               (1) Bond in default
               (2) Fair valued security; see Note 2.
               (3) PIK ("Payment-in-Kind") bond. Payments made with additional securities in lieu of cash.
               (4) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (5) Variable rate security -- the rate reflected is as of January
                   31, 2005; maturity date reflects next reset date.
               (6) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2005.
               (7) Company has filed Chapter 11 bankruptcy.
               (8) Illiquid security
               (9) To the extent permitted by the Statement of Additional
                   Information, the Corporate Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2005, the Corporate Bond Portfolio held the following restricted securities:

                            -----------------------------------------------------------------------------------------------------
                                                                 ACQUISITION     SHARES/      ACQUISITION    MARKET       % OF
                                           NAME                     DATE       CERTIFICATES      COST        VALUE     NET ASSETS
                            -----------------------------------------------------------------------------------------------------
                            General Nutrition Centers, Inc.
                              12.00% Preferred Stock...........  12/18/2003        300         $301,800     $282,000     0.06%
                            National Bedding, LLC Membership
                              Certificates.....................  02/25/2003        264                0       71,539      0.02
                                                                                                            --------      ----
                                                                                                             353,539      0.08
                                                                                                            ========      ====

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds......................   60.4%
      U.S. Treasury.................................    9.9
      Banks.........................................    9.7
      Financial Services............................    7.4
      Telecommunications............................    1.8
      Broadcasting & Media..........................    1.7
      Multi-Industry................................    0.7
      Real Estate Investment Trusts.................    0.7
      Insurance.....................................    0.7
      Euro Time Deposit.............................    0.6
      Food, Beverage and Tobacco....................    0.6
      Asset Backed Securities.......................    0.5
      Leisure & Tourism.............................    0.3
      Real Estate Companies.........................    0.1
                                                      -----
                                                       95.1%
                                                      =====

      COUNTRY ALLOCATION*
      United States.................................      21.6%
      Japan.........................................      19.6
      Germany.......................................      15.7
      France........................................      11.8
      United Kingdom................................       6.6
      Italy.........................................       7.6
      Netherlands...................................       2.6
      Belgium.......................................       2.4
      Spain.........................................       2.8
      Canada........................................       2.0
      Sweden........................................       0.8
      Denmark.......................................       0.7
      Luxembourg....................................       0.7
      Mexico........................................       0.2
                                                       -------
                                                          95.1%
                                                       =======

      CREDIT QUALITY+#
      Government -- Treasury........................      10.5%
      AAA...........................................      43.3
      AA............................................      32.2
      A.............................................       5.4
      BBB...........................................       7.4
      Not rated@....................................       1.2
                                                       -------
                                                         100.0%
                                                       =======

    -------------------
     *  Calculated as a percentage of net assets.
     @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
     +  Source Standard and Poors
     # Calculated as a percentage of total debt issues, excluding short-term investment securities.

---------------------
    26

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL BOND PORTFOLIO
    Goldman Sachs Asset Management International
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                     PRINCIPAL AMOUNT
                                                                                     (DENOMINATED IN        VALUE
                       BONDS & NOTES -- 93.8%                                        LOCAL CURRENCY)      (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       BELGIUM -- 2.4%
                       Kingdom of Belgium 3.75% due 03/28/09(4)....................   EUR  1,700,000    $  2,295,454
                       Kingdom of Belgium 5.50% due 03/28/28(4)....................   EUR    600,000         956,440
                                                                                                        -------------
                                                                                                           3,251,894
                                                                                                        -------------
                       CANADA -- 2.0%
                       Government of Canada 5.00% due 06/01/14(4)..................          790,000         673,933
                       Government of Canada 5.75% due 06/01/29(4)..................        1,000,000         921,831
                       Government of Canada 6.00% due 06/01/08(4)..................        1,300,000       1,135,734
                                                                                                        -------------
                                                                                                           2,731,498
                                                                                                        -------------
                       DENMARK -- 0.7%
                       Kingdom of Denmark 6.00% due 11/15/11(4)....................        5,000,000       1,020,638
                                                                                                        -------------
                       FRANCE -- 11.8%
                       France Telecom SA 7.25% due 01/28/13(4).....................   EUR    130,000         208,146
                       France Telecom SA 8.13% due 01/28/33(4).....................   EUR    170,000         328,698
                       Government of France 5.50% due 10/25/07(4)..................   EUR  3,950,000       5,538,198
                       Government of France 5.50% due 04/25/10(4)..................   EUR  1,600,000       2,335,293
                       Government of France 5.50% due 04/25/29(4)..................   EUR    300,000         481,386
                       Government of France 5.75% due 10/25/32.....................   EUR  1,050,000       1,756,953
                       Government of France 8.50% due 04/25/23(4)..................   EUR    400,000         834,817
                       Natexis Banques Populaires 7.00% due 11/14/05(4)............   USD    800,000         820,749
                       Republic of France 3.00% due 07/25/09(4)....................   EUR  1,010,000       1,440,649
                       Republic of France 5.00% due 04/25/12(4)....................   EUR  1,650,000       2,383,906
                                                                                                        -------------
                                                                                                          16,128,795
                                                                                                        -------------
                       GERMANY -- 15.7%
                       Federal Republic of Germany 3.00% due 04/11/08(4)...........   EUR    980,000       1,290,506
                       Federal Republic of Germany 3.50% due 10/10/08(4)...........   EUR  1,750,000       2,340,218
                       Federal Republic of Germany 3.75% due 01/04/15(4)...........   EUR  2,200,000       2,913,344
                       Federal Republic of Germany 4.50% due 01/04/13(4)...........   EUR  4,400,000       6,189,852
                       Federal Republic of Germany 4.75% due 07/04/34(4)...........   EUR  3,700,000       5,400,670
                       Federal Republic of Germany 5.50% due 01/04/31(4)...........   EUR  1,750,000       2,818,367
                       Federal Republic of Germany 6.25% due 01/04/24(4)...........   EUR    300,000         513,087
                                                                                                        -------------
                                                                                                          21,466,044
                                                                                                        -------------
                       ITALY -- 7.6%
                       Banca Popolare di Bergamo Capital Trust 8.36% due
                         02/15/11(1)(4)............................................   EUR    450,000         721,932
                       Republic of Italy 4.38% due 10/25/06(4).....................   EUR    600,000         608,864
                       Republic of Italy 5.25% due 08/01/17(4).....................   EUR    750,000       1,123,251
                       Republic of Italy 5.25% due 11/01/29(4).....................   EUR  1,150,000       1,754,160
                       Republic of Italy 6.00% due 05/01/31(4).....................   EUR    800,000       1,352,227
                       Republic of Italy 6.50% due 11/01/27(4).....................   EUR  1,100,000       1,946,496
                       Republic of Italy 6.75% due 07/01/07(4).....................   EUR  2,000,000       2,857,474
                                                                                                        -------------
                                                                                                          10,364,404
                                                                                                        -------------
                       JAPAN -- 19.6%
                       Government of Japan 0.80% due 06/20/09(4)...................    1,100,000,000      10,778,694
                       Government of Japan 1.90% due 03/20/24(4)...................      335,000,000       3,221,813
                       Japan Development Bank 1.40% due 06/20/12(4)................      125,000,000       1,245,424

                                                           ---------------------

                                                                                     PRINCIPAL AMOUNT
                                                                                     (DENOMINATED IN        VALUE
                       BONDS & NOTES (CONTINUED)                                     LOCAL CURRENCY)      (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Japan Development Bank 1.60% due 06/20/14(4)................      700,000,000    $  6,956,887
                       Japan Finance Corp. for Municipal Enterprises 1.35% due
                         11/26/13(4)...............................................      470,000,000       4,588,401
                                                                                                        -------------
                                                                                                          26,791,219
                                                                                                        -------------
                       LUXEMBOURG -- 0.7%
                       Tyco International Group SA 5.50% due 11/19/08(4)...........   EUR    370,000         520,818
                       Tyco International Group SA 6.13% due 04/04/07(4)...........   EUR    350,000         487,420
                                                                                                        -------------
                                                                                                           1,008,238
                                                                                                        -------------
                       MEXICO -- 0.2%
                       United Mexican States 7.50% due 04/08/33(4).................   USD    270,000         301,995
                                                                                                        -------------
                       NETHERLANDS -- 2.6%
                       BAT Holdings NV 3.04% due 07/21/05(2)(4)....................   EUR    360,000         470,678
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30(4)...............................................   USD     90,000         121,752
                       Deutsche Telekom International Finance BV 9.25% due
                         06/01/32(4)...............................................   USD    150,000         220,250
                       Imperial Tobacco Overseas BV 7.13% due 04/01/09(4)..........   USD    570,000         625,024
                       Kingdom of Netherlands 3.75% due 07/15/14(4)................   EUR  1,000,000       1,326,593
                       Olivetti Finance NV 5.88% due 01/24/08......................   EUR    450,000         633,526
                       Olivetti Finance NV 7.75% due 01/24/33(4)...................   EUR    120,000         219,667
                                                                                                        -------------
                                                                                                           3,617,490
                                                                                                        -------------
                       SPAIN -- 2.8%
                       Kingdom of Spain 4.00% due 01/31/10(4)......................   EUR  2,000,000       2,729,581
                       Kingdom of Spain 4.20% due 07/30/13(4)......................   EUR    800,000       1,101,186
                                                                                                        -------------
                                                                                                           3,830,767
                                                                                                        -------------
                       SWEDEN -- 0.8%
                       Kingdom of Sweden 5.00% due 01/28/09(4).....................        4,700,000         724,654
                       Kingdom of Sweden 6.75% due 05/05/14(4).....................        2,300,000         408,183
                                                                                                        -------------
                                                                                                           1,132,837
                                                                                                        -------------
                       UNITED KINGDOM -- 6.6%
                       British Telecommunications, PLC 7.13% due 02/15/11(4).......   EUR    270,000         419,391
                       British Telecommunications, PLC 8.38% due 12/15/10(4).......   USD    330,000         394,588
                       HBOS PLC 4.54% due 02/11/05(1)(4)...........................   EUR    500,000         746,363
                       Imperial Tobacco Finance, PLC 6.25% due 06/06/07(4).........   EUR    110,000         154,220
                       National Westminster Bank, PLC 7.75% due 10/16/07(1)(4).....   USD    330,000         358,743
                       NGG Finance, PLC 5.25% due 08/23/06(4)......................   EUR    620,000         839,997
                       Royal Bank of Scotland Group, PLC 5.25% due 07/22/08(4).....          900,000         640,225
                       SL Finance, PLC 6.38% due 07/12/12(1).......................   EUR    120,000         180,159
                       United Kingdom Treasury 4.25% due 06/07/32..................                1               2
                       United Kingdom Treasury 5.00% due 09/07/14(4)...............          250,000         485,125
                       United Kingdom Treasury 5.75% due 12/07/09(4)...............          500,000         990,213
                       United Kingdom Treasury 7.25% due 12/07/07(4)...............          570,000       1,150,526
                       United Kingdom Treasury 8.50% due 07/16/07(4)...............          500,000       1,028,262
                       United Kingdom Treasury 8.75% due 08/25/17(4)...............          400,000       1,046,868
                       Vodafone Airtouch, PLC 7.63% due 02/15/05(4)................          650,000         651,074
                                                                                                        -------------
                                                                                                           9,085,756
                                                                                                        -------------
                       UNITED STATES -- 20.3%
                       Ace INA Holdings, Inc. 5.88% due 06/15/14(4)................          160,000         165,461
                       American Home Mortgage Investment Trust 2.90% due
                         02/24/05(2)...............................................          596,056         597,356
                       Arch Capital Group, Ltd. 7.35% due 05/01/34(4)..............          190,000         208,620
                       AT&T Broadband Corp. 9.46% due 11/15/22(4)..................          190,000         267,213
                       Citicorp 5.50% due 06/30/10(4)..............................          570,000         413,303
                       Citigroup, Inc. 6.75% due 12/01/05(4).......................          400,000         411,388
                       CNA Financial Corp. 6.60% due 12/15/08(4)...................          330,000         353,641
                       Comcast Cable Communications, Inc. 8.38% due 05/01/07(4)....          500,000         548,507
                       Continental Cablevision, Inc. 8.88% due 09/15/05(4).........          100,000         103,309
                       Countrywide Home Loans, Inc. 5.25% due 12/15/05(2)(4).......   DEM    650,000         443,113
                       Cox Communications, Inc. 4.63% due 01/15/10*(4).............          560,000         557,617

---------------------
    28

                                                                                     PRINCIPAL AMOUNT
                                                                                     (DENOMINATED IN        VALUE
                       BONDS & NOTES (CONTINUED)                                     LOCAL CURRENCY)      (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       UNITED STATES (continued)
                       Credit Suisse First Boston 7.90% due 05/01/07*(1)(4)........          550,000    $    594,944
                       Countrywide Home Equity Loan Trust 2.52% due 02/14/05(4)....        1,276,788       1,280,778
                       Endurance Specialty Holdings, Ltd 7.00% due 07/15/34(4).....          200,000         213,489
                       EOP Operating LP 8.38% due 03/15/06(4)......................          170,000         178,369
                       First Horizon Asset Back Trust 2.62% due 02/24/05(2)(4).....        1,228,046       1,231,145
                       Ford Motor Credit Co. 6.88% due 02/01/06....................          160,000         164,091
                       Fremont Home Loan Trust 2.81% due 02/24/05(2)(4)............          650,000         651,778
                       General Motors Acceptance Corp. 7.00% due 11/15/05(4).......   EUR    280,000         374,742
                       Harrahs Operating, Inc. 5.50% due 07/01/10(4)...............          450,000         464,299
                       Mizuho Financial Group Cayman, Ltd. 5.79% due
                         04/15/14*(4)..............................................          470,000         498,142
                       Santander Financial Issuances, Ltd. 7.88% due 04/15/05(4)...          600,000         606,102
                       Sequoia Mortgage Trust 2.57% due 02/20/05(2)................        1,463,683       1,459,049
                       Simon Property Group, Inc. 7.13% due 06/24/05(4)............          300,000         304,530
                       Sprint Capital Corp. 4.78% due 08/17/06(3)(4)...............          530,000         537,883
                       Sprint Capital Corp. 6.88% due 11/15/28(4)..................          140,000         156,562
                       Tele-Communications, Inc. 7.25% due 08/01/05(4).............          180,000         183,235
                       United States Treasury Bonds 6.25% due 05/15/30(4)..........          350,000         432,332
                       United States Treasury Bonds 7.50% due 11/15/24(4)..........        1,500,000       2,052,950
                       United States Treasury Bonds 8.00% due 11/15/21(4)..........        1,100,000       1,539,098
                       United States Treasury Bonds 8.13% due 08/15/19(4)..........        1,000,000       1,386,367
                       United States Treasury Bonds 8.88% due 08/15/17(4)..........        1,000,000       1,432,500
                       United States Treasury Notes 3.13% due 10/15/08(4)..........        3,150,000       3,105,333
                       United States Treasury Notes 4.25% due 08/15/13(4)..........        1,700,000       1,720,852
                       United States Treasury Notes 4.25% due 11/15/13(4)..........          800,000         808,813
                       United States Treasury Notes 5.63% due 05/15/08(4)..........          270,000         287,866
                       United States Treasury Notes 6.50% due 02/15/10(4)..........          750,000         845,654
                       Verizon Global Funding Corp. 6.13% due 06/15/07(4)..........          520,000         547,946
                       Washington Mutual, Inc. 8.25% due 06/15/05(4)...............          630,000         642,262
                                                                                                        -------------
                                                                                                          27,770,639
                                                                                                        -------------
                       TOTAL BONDS & NOTES (cost $116,950,842).....................                      128,502,214
                                                                                                        -------------
                       PREFERRED STOCK -- 0.7%                                            SHARES
                       ----------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 0.4%
                       Fortis Capital Co. Class A Series 1(1)(4)...................   EUR        320         464,643
                                                                                                        -------------
                       UNITED STATES -- 0.3%
                       BCI US Funding Trust II(2)(4)...............................   EUR    340,000         455,324
                                                                                                        -------------
                       TOTAL PREFERRED STOCK (cost $880,960).......................                          919,967
                                                                                                        -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $117,831,802)...                      129,422,181
                                                                                                        -------------

                                                           ---------------------

                                                                                        PRINCIPAL           VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 0.6%                           AMOUNT          (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 0.6%
                       Euro Time Deposit with State Street Bank & Trust Co.
                         0.65% due 02/01/05 (cost $856,000)........................   $      856,000    $    856,000
                                                                                                        -------------

                       TOTAL INVESTMENTS --
                         (cost $118,687,802)@                                        95.1%                       130,278,181
                       Other assets less liabilities --                               4.9                          6,755,113
                                                                                    ------                      -------------
                       NET ASSETS --                                                100.0%                      $137,033,294
                                                                                    ======                      =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $1,650,703 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

               @ See Note 3 for cost of investments on a tax basis.

              (1) Variable rate security -- the rate reflected is as of January
                  31, 2005; maturity date reflects next reset date.

              (2) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2005.

              (3) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (4) The security or a portion thereof represents collateral for open futures contracts.

---------------------
    30

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                        UNREALIZED
                        NUMBER OF                                       EXPIRATION     VALUE AT      VALUE AS OF       APPRECIATION
                        CONTRACTS             DESCRIPTION                  DATE       TRADE DATE   JANUARY 31, 2005   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------------------
                         3   Long   LIF Long Gilt                     March 2005         632,896         627,958        $  (4,938)
                        69   Short  U.S. Treasury 10 Year Note        March 2005       7,689,254       7,746,328          (57,074)
                       126   Short  U.S. Treasury 5 Year Note         March 2005      13,784,197      13,765,500           18,697
                        39   Long   U.S. Treasury 2 Year Note         March 2005       8,162,744       8,153,438           (9,306)
                        22   Long   U.S. Treasury 5 Year Note         March 2005       2,491,344       2,526,563           35,219
                       232   Short  Euro 90 Day Future                March 2006      55,813,339      55,778,600           34,739
                       232   Long   Euro 90 Day Future                March 2005      56,423,924      56,271,600         (152,324)
                         9   Short  Euro 90 Day Future                September 2006   2,163,750       2,159,888            3,862
                         9   Long   Euro 90 Day Future                September 2005   2,172,601       2,171,025           (1,576)
                        18   Short  Euro 90 Day Future                December 2006    4,323,661       4,316,400            7,261
                        18   Long   Euro 90 Day Future                December 2005    4,337,539       4,333,725           (3,814)
                        50   Short  Euro 3 Month Euribor              June 2006       15,841,093      15,850,351           (9,258)
                        50   Long   Euro 3 Month Euribor              June 2005       15,918,025      15,930,194           12,169
                         6   Long   Euro Bobl Future                  March 2005         883,056         887,639            4,583
                        77   Short  Euro Bund Future                  March 2005      12,026,775      12,037,774          (10,999)
                        15   Long   Euro Schatz Future                March 2005       2,077,026       2,077,337              311
                                                                                                                        ----------
                                                                                                                        $(132,448)
                                                                                                                        ==========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                               CONTRACT                               IN                  DELIVERY   GROSS UNREALIZED
                              TO DELIVER                         EXCHANGE FOR               DATE       APPRECIATION
                 ----------------------------------------------------------------------------------------------------
                 *CAD                      7,764,762    USD                 6,375,000     03/16/05        118,560
                 CAD                       3,329,627    USD                 2,714,695     03/22/05         31,804
                 *CHF                     13,256,391    USD                11,488,612     03/16/05        312,300
                 DKK                       5,553,000    USD                   975,237     02/28/05          2,324
                 EUR                      49,496,233    USD                64,595,682     02/28/05         62,179
                 *EUR                      7,739,727    USD                10,204,000     03/16/05        110,179
                 *JPY                  3,019,433,138    USD                29,258,277     02/25/05         67,005
                 *JPY                    393,024,193    USD                 3,852,000     03/16/05         46,694
                 *NOK                     31,798,093    USD                 5,100,000     03/16/05         98,564
                 *SEK                     26,149,194    USD                 3,838,826     03/16/05         95,425
                 SEK                       6,711,148    USD                   993,111     03/18/05         32,337
                 USD                       1,421,409    EUR                 1,090,420     02/28/05            290
                 *USD                      7,678,000    AUD                10,069,438     03/16/05         99,538
                 USD                       3,856,000    EUR                 2,965,430     03/16/05         11,387
                 USD                       1,285,000    GBP                   684,793     03/16/05          1,225
                 *USD                      2,543,000    JPY               263,915,209     03/16/05         12,258
                                                                                                        ----------
                                                                                                        1,102,069
                                                                                                        ----------

                                                           ---------------------

              ------------------------------------------------------------------

                             CONTRACT                              IN                  DELIVERY   GROSS UNREALIZED
                            TO DELIVER                        EXCHANGE FOR               DATE       DEPRECIATION
                --------------------------------------------------------------------------------------------------
                *AUD                   2,490,896     USD                 3,200,000     03/16/05     $   (19,247)
                *AUD                  13,395,963     USD                10,200,000     03/16/05        (146,914)
                *CHF                   1,525,328     USD                 1,284,000     03/16/05          (1,986)
                *EUR                   1,363,394     USD                 1,777,115     02/28/05            (486)
                *EUR                     986,678     USD                 1,285,000     03/16/05          (1,783)
                GBP                    2,035,737     USD                 3,813,167     03/16/05         (10,493)
                GBP                    2,601,183     USD                 4,869,414     03/17/05         (16,011)
                *JPY                 398,377,571     USD                 3,824,000     03/16/05         (33,138)
                *USD                   2,509,377     JPY               259,421,918     02/25/05          (1,338)
                *USD                   3,811,644     CAD                 4,564,617     03/16/05        (133,714)
                *USD                   6,387,000     CHF                 7,475,471     03/16/05         (84,516)
                *USD                   5,226,403     EUR                 3,938,575     03/16/05         (89,883)
                *USD                   3,812,000     GBP                 1,974,642     03/16/05        (103,093)
                *USD                   7,833,024     JPY               802,046,510     03/16/05         (67,515)
                *USD                   6,373,380     NOK                39,099,829     03/16/05        (223,473)
                *USD                   8,940,000     SEK                60,976,561     03/16/05        (210,868)
                                                                                                    ------------
                                                                                                     (1,144,458)
                                                                                                    ------------
                Net Unrealized Appreciation (Depreciation).....................................     $   (42,389)
                                                                                                    ============

              -----------------------------
              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

               AUD -- Australian Dollar
               CAD -- Canadian Dollar
               CHF -- Swiss Franc
               DKK -- Danish Krone
               EUR -- Euro
               GBP -- Pound Sterling
               JPY -- Japanese Yen
               NOK -- Norwegian Krone
               SEK -- Swedish Krona
               USD -- United States Dollar

              See Notes to Financial Statements

---------------------
    32

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.  PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Telecommunications............................      18.7%
      Broadcasting & Media..........................      12.1
      Leisure & Tourism.............................      10.3
      Financial Services............................       6.0
      Electric Utilities............................       5.7
      Energy Services...............................       5.3
      Gas & Pipeline Utilities......................       5.2
      Energy Sources................................       3.8
      Chemicals.....................................       3.3
      Retail........................................       2.6
      Forest Products...............................       2.5
      Food, Beverage & Tobacco......................       2.2
      Health Services...............................       2.2
      Insurance.....................................       2.1
      Business Services.............................       2.0
      Metals & Minerals.............................       1.9
      Real Estate Investment Trusts.................       1.7
      Medical Products..............................       1.5
      Multi-Industry................................       1.5
      Drugs.........................................       1.0
      Automotive....................................       0.9
      Electronics...................................       0.9
      Household Products............................       0.9
      Machinery.....................................       0.7
      Aerospace & Military Technology...............       0.3
      Water Utilities...............................       0.3
      Apparel & Textiles............................       0.2
      Internet Software.............................       0.2
      Real Estate Companies.........................       0.2
      Computers & Business Equipment................       0.1
      Housing.......................................       0.1
      Transportation................................       0.1
                                                       -------
                                                          96.5%
                                                       =======

CREDIT QUALITY+#
BBB...............................................       1.6%
BB................................................      12.6
B.................................................      35.2
CCC...............................................      28.4
CC................................................       0.4
C.................................................       0.5
Not rated@........................................      21.3
                                                     -------
                                                       100.0%
                                                     =======

---------------
 *  Calculated as a percentage of net assets.
 @ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
 +  Source Standard and Poor's
 # Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    HIGH-YIELD BOND PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- 79.2%                                          AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.6%
                       Apparel & Textiles -- 0.2%
                       Warnaco, Inc. 8.88% due 06/15/13............................  $   450,000   $    495,000
                       Automotive -- 0.4%
                       Diamond Triumph Autoglass 9.25% due 04/01/08................      875,000        735,000
                       Stanadyne Corp. 10.00% due 08/15/14*........................      600,000        642,000
                       Retail -- 2.0%
                       Collins & Aikman Floorcovering, Series B 9.75% due
                         02/15/10..................................................      600,000        636,000
                       Ferrellgas LP 6.75% due 05/01/14............................    1,850,000      1,840,750
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........      300,000        270,000
                       J.C. Penney Co., Inc. 6.88% due 10/15/15....................      650,000        705,250
                       Rent-Way, Inc. 11.88% due 06/15/10..........................    1,400,000      1,554,000
                       Rite Aid Corp. 6.88% due 08/15/13...........................      475,000        429,875
                       Saks, Inc. 7.00% due 12/01/13...............................      825,000        845,625
                       Saks, Inc. 9.88% due 10/01/11...............................      725,000        857,312
                                                                                                   -------------
                                                                                                      9,010,812
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.7%
                       Food, Beverage & Tobacco -- 2.2%
                       Denny's Corp. Holdings, Inc. 10.00% due 10/01/12*...........    2,200,000      2,365,000
                       North Atlantic Holding, Inc. 12.25% due 03/01/14(2).........    2,150,000        666,500
                       Sbarro, Inc. 11.00% due 09/15/09............................    1,100,000      1,105,500
                       Stater Brothers Holdings, Inc. 8.13% due 06/15/12...........    1,500,000      1,578,750
                       Wornick Co. 10.88% due 07/15/11.............................    1,925,000      2,079,000
                       Household Products -- 0.5%
                       Jostens Holding Corp. 10.25% due 12/01/13(2)................    1,375,000        976,250
                       Revlon Consumer Products Corp. 8.63% due 02/01/08...........      975,000        870,188
                                                                                                   -------------
                                                                                                      9,641,188
                                                                                                   -------------
                       ENERGY -- 6.5%
                       Energy Services -- 5.1%
                       Belden Blake Corp. 8.75% due 07/15/12*......................      475,000        477,969
                       Bluewater Finance, Ltd. 10.25% due 02/15/12(9)..............    1,350,000      1,485,000
                       Citgo Petroleum Corp. 6.00% due 10/15/11*...................      575,000        570,688
                       El Paso Production Holding Co. 7.75% due 06/01/13...........    2,400,000      2,496,000
                       Encore Acquisition Co. 6.25% due 04/15/14...................      375,000        374,063
                       Encore Acquisition Co. 8.38% due 06/15/12...................      625,000        689,062
                       Hanover Compressor Co. zero coupon due 03/31/07.............    3,200,000      2,832,000
                       Hilcorp Energy LP 10.50% due 09/01/10*......................    1,875,000      2,095,312
                       KCS Energy, Inc. 7.13% due 04/01/12.........................      900,000        942,750
                       Oslo Seismic Services, Inc. 8.28% due 06/01/11..............    1,268,588      1,339,328
                       Seitel, Inc. 11.75% due 07/15/11*...........................    1,750,000      1,960,000
                       Trico Marine Services, Inc. 8.88% due 05/15/12+(1)(5).......    4,125,000      2,908,125
                       Energy Sources -- 1.4%
                       AES Drax Energy, Ltd., Series B 11.50% due 08/30/10+(1).....    4,590,000         22,950
                       Calpine Corp. 4.75% due 11/15/23............................    3,450,000      2,634,938
                       Chesapeake Energy Corp. 6.88% due 01/15/16..................      350,000        364,000
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................      325,000        354,250
                       Chesapeake Energy Corp. 7.75% due 01/15/15..................       25,000         27,156
                       Chesapeake Energy Corp. 9.00% due 08/15/12..................      225,000        254,813

---------------------
    34

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources (continued)
                       Frontier Oil Corp. 6.63% due 10/01/11.......................  $   425,000   $    429,250
                       Tiverton/Rumford Power Assoc., Ltd. Pass Through 9.00% due
                         07/15/18*.................................................    1,316,221      1,026,652
                                                                                                   -------------
                                                                                                     23,284,306
                                                                                                   -------------
                       FINANCE -- 8.0%
                       Financial Services -- 6.4%
                       AAC Group Holding Corp. 10.25% due 10/01/12*(2).............      625,000        415,625
                       AMR HoldCo., Inc. 10.00% due 02/15/15*......................      950,000        976,125
                       Arch Western Finance, LLC 6.75% due 07/01/13................      950,000        969,000
                       Bear Island Paper Co., LLC, Series B 10.00% due 12/01/07....    2,300,000      2,288,500
                       Borden United States Finance Corp. 9.00% due 07/15/14*......      825,000        907,500
                       Caithness Coso Funding Corp., Series B 9.05% due 12/15/09...       18,340         20,174
                       Consolidated Communications Holdings 9.75% due 04/01/12*....    1,625,000      1,755,000
                       ESI Tractebel Acquisition Corp., Series B 7.99% due
                         12/30/11..................................................    1,075,000      1,153,627
                       Georgia Pacific Corp. 8.00% due 01/15/24....................      925,000      1,084,562
                       Huntsman Advanced Materials, LLC 11.00% due 07/15/10*.......    1,475,000      1,733,125
                       Labranche & Co., Inc. 11.00% due 05/15/12...................      250,000        268,125
                       Madison River Capital, LLC 13.25% due 03/01/10..............    3,725,000      3,985,750
                       MedCath Holdings Corp. 9.88% due 07/15/12...................      975,000      1,048,125
                       PCA, LLC/PCA Finance Corp. 11.88% due 08/01/09..............    1,725,000      1,466,250
                       PX Escrow Corp. 9.63% due 02/01/06(2).......................    2,505,000      2,442,375
                       Rainbow National Services, LLC 10.38% due 09/01/14*.........      250,000        293,125
                       Terra Capital, Inc. 11.50% due 06/01/10.....................    1,235,000      1,395,550
                       Terra Capital, Inc. 12.88% due 10/15/08.....................      675,000        830,250
                       Insurance -- 1.6%
                       Chukchansi Economic Development Authority 14.50% due
                         06/15/09*.................................................    3,525,000      4,423,875
                       Crum & Forster Holdings Corp. 10.38% due 06/15/13...........      950,000      1,061,625
                                                                                                   -------------
                                                                                                     28,518,288
                                                                                                   -------------
                       HEALTHCARE -- 3.7%
                       Health Services -- 2.2%
                       Community Health Systems, Inc. 6.50% due 12/15/12*..........      800,000        800,000
                       Concentra Operating Corp. 9.13% due 06/01/12................      450,000        499,500
                       Curative Health Services, Inc. 10.75% due 05/01/11..........    1,175,000      1,057,500
                       Genesis Healthcare Corp. 8.00% due 10/15/13.................      425,000        459,000
                       HCA, Inc. 6.95% due 05/01/12(9).............................      500,000        526,496
                       Pediatric Services of America, Inc. 10.00% due
                         04/15/08(3)...............................................      250,000        252,500
                       Psychiatric Solutions, Inc. 10.63% due 06/15/13.............      517,000        591,965
                       Team Health, Inc. 9.00% due 04/01/12........................    1,225,000      1,206,625
                       Tenet Healthcare Corp. 5.00% due 07/01/07...................      600,000        610,500
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................    1,050,000        934,500
                       Triad Hospitals, Inc. 7.00% due 11/15/13....................      675,000        683,438
                       Medical Products -- 1.5%
                       CDRV Investors, Inc. 9.63% due 01/01/15*(2).................      950,000        567,625
                       Encore Medical IHC, Inc. 9.75% due 10/01/12*................      650,000        653,250
                       Inverness Medical Innovations, Inc. 8.75% due 02/15/12*.....    1,000,000      1,025,000
                       NeighborCare, Inc. 6.88% due 11/15/13.......................    1,915,000      2,017,931
                       Universal Hospital Services, Inc. 10.13% due 11/01/11.......    1,175,000      1,216,125
                                                                                                   -------------
                                                                                                     13,101,955
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 4.3%
                       Aerospace & Military Technology -- 0.3%
                       Decrane Aircraft Holdings, Inc. 12.00% due 09/30/08.........    1,550,000      1,038,500
                       Business Services -- 2.0%
                       Affinity Group, Inc. 9.00% due 02/15/12.....................    1,175,000      1,257,250
                       Alderwoods Group, Inc. 7.75% due 09/15/12*..................      425,000        455,813
                       Allied Waste North America, Inc. 7.38% due 04/15/14.........      925,000        841,750

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services (continued)
                       Carriage Services, Inc. 7.88% due 01/15/15*.................  $   850,000   $    876,562
                       H&E Equipment Services, LLC 11.13% due 06/15/12.............      825,000        908,531
                       Hydrochem Industrial Services 10.38% due 08/01/07...........    1,150,000      1,168,446
                       Mobile Mini, Inc. 9.50% due 07/01/13........................      750,000        859,200
                       Pliant Corp. 11.13% due 09/01/09............................      700,000        763,875
                       Pliant Corp. 13.00% due 06/01/10............................      125,000        122,500
                       Machinery -- 0.7%
                       Briggs & Stratton Corp. 8.88% due 03/15/11..................      575,000        685,688
                       Dresser-Rand Group, Inc. 7.38% due 11/01/14*................      825,000        843,562
                       Tekni-Plex, Inc., Series B 12.75% due 06/15/10..............      950,000        876,375
                       Venture Holdings Trust 11.00% due 06/01/07+(1)(5)...........      750,000         15,000
                       Multi-Industry -- 1.2%
                       Eaglepicher, Inc. 9.75% due 09/01/13........................    1,475,000      1,298,000
                       Exide Corp. 10.00% due 03/19/05+(3)(6)......................    1,975,000              0
                       Monitronics International, Inc. 11.75% due 09/01/10.........    1,900,000      2,071,000
                       Park-Ohio Industries, Inc. 8.38% due 11/15/14*..............      725,000        721,375
                       Transportation -- 0.1%
                       Petroleum Helicopters, Inc. 9.38% due 05/01/09..............      350,000        379,750
                                                                                                   -------------
                                                                                                     15,183,177
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 18.4%
                       Broadcasting & Media -- 9.2%
                       American Lawyer Media, Inc. 9.75% due 12/15/07..............    1,375,000      1,376,719
                       Charter Communications Holdings, LLC 9.63% due 11/15/09.....    4,500,000      3,667,500
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(2)...............................................    4,350,000      3,458,250
                       Charter Communications Holdings, LLC 10.00% due 05/15/11....      625,000        498,437
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....      500,000        417,500
                       Charter Communications Holdings, LLC 10.75% due 10/01/09....    3,200,000      2,728,000
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....    3,725,000      3,147,625
                       Coleman Cable, Inc. 9.88% due 10/01/12*.....................      500,000        525,000
                       CSC Holdings, Inc. 6.75% due 04/15/12*......................      550,000        577,500
                       CSC Holdings, Inc. 7.63% due 04/01/11.......................       50,000         54,500
                       Fisher Communications, Inc. 8.63% due 09/15/14*.............      875,000        940,625
                       Haights Cross Operating Co. 11.75% due 08/15/11.............      875,000        992,031
                       MJD Communications, Inc. 9.50% due 05/01/08.................    5,300,000      5,379,500
                       Muzak Finance Corp., LLC 9.88% due 03/15/09.................    1,760,000      1,245,200
                       Nexstar Finance Holdings, LLC 11.38% due 04/01/13(2)........    2,575,000      2,034,250
                       Nextmedia Operating, Inc. 10.75% due 07/01/11...............      525,000        590,625
                       Paxson Communications Corp. 12.25% due 01/15/09(2)..........    2,100,000      2,026,500
                       Salem Communications Holding Corp. 7.75% due 12/15/10.......      300,000        318,000
                       Young Broadcasting, Inc. 8.75% due 01/15/14.................      700,000        696,500
                       Young Broadcasting, Inc. 10.00% due 03/01/11(9).............    2,350,000      2,479,250
                       Leisure & Tourism -- 9.2%
                       AMC Entertainment, Inc. 8.00% due 03/01/14..................       50,000         49,562
                       American Airlines, Inc. Series 91B1 Pass Through 9.71% due
                         01/30/07*(6)..............................................      525,921        492,394
                       American Airlines, Inc. Series 01-1A Pass Through 6.82% due
                         05/23/11..................................................    1,800,000      1,707,248
                       Atlas Air Worldwide Holdings, Inc. 9.06% due 07/02/17.......    1,281,640      1,128,959
                       Atlas Air, Inc., Series 00-1A Pass Through 8.71% due
                         01/02/19..................................................    2,660,480      2,658,750
                       Atlas Air, Inc., Series 99-1A Pass Through 6.88% due
                         07/02/09..................................................    2,433,993      2,340,163
                       Atlas Air, Inc., Series 99-1A Pass Through 7.20% due
                         01/02/19..................................................      678,645        660,531
                       Atlas Air, Inc., Series 99-1B Pass Through 7.63% due
                         01/02/15..................................................    6,100,446      4,639,862
                       Atlas Air, Inc., Series 99-1C Pass Through 8.77% due
                         01/02/11..................................................      586,827        289,763
                       Continental Airlines, Inc., Series 99-2 Pass Through 7.73%
                         due 03/15/11..............................................      456,338        326,311
                       Continental Airlines, Inc. 8.31% due 10/02/19...............    1,055,763        879,432
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................      946,451        754,638
                       Delta Air Lines, Inc. Pass Through 7.57% due 11/18/10.......    2,050,000      1,957,220

---------------------
    36

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Delta Air Lines, Inc. 10.00% due 08/15/08...................  $ 2,650,000   $  1,523,750
                       Eldorado Resorts, LLC 9.00% due 04/15/14(3).................    3,250,000      3,250,000
                       Hollywood Casino Corp., (Shreveport) 13.00% due
                         08/01/06+(1)..............................................    2,965,000      2,460,950
                       Leslie's Poolmart, Inc. 7.75% due 02/01/13*.................      325,000        330,687
                       Riviera Holdings Corp. 11.00% due 06/15/10..................    1,000,000      1,120,000
                       Six Flags, Inc. 4.50% due 05/15/15..........................    2,900,000      2,834,750
                       True Temper Sports, Inc. 8.38% due 09/15/11.................    1,610,000      1,529,500
                       Waterford Gaming, LLC 8.63% due 09/15/12*...................    1,426,000      1,540,080
                                                                                                   -------------
                                                                                                     65,628,062
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 14.0%
                       Computers & Business Equipment -- 0.1%
                       Seagate Technology Holdings 8.00% due 05/15/09..............      275,000        295,625
                       Electronics -- 0.4%
                       Freescale Semiconductor, Inc. 7.13% due 07/15/14............      950,000      1,024,813
                       Telex Communications Holdings, Inc. 11.50% due 10/15/08.....      375,000        412,500
                       Internet Software -- 0.2%
                       Spheris, Inc. 11.00% due 12/15/12*..........................      500,000        517,500
                       Telecommunications -- 13.3%
                       AirGate PCS, Inc 9.38% due 09/01/09.........................    1,383,300      1,480,131
                       Alaska Communications Systems Holdings, Inc. 9.38% due
                         05/15/09..................................................    1,480,000      1,546,600
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................      325,000        352,625
                       American Cellular Corp. 10.00% due 08/01/11.................    2,775,000      2,559,937
                       Cincinnati Bell, Inc. 7.18% due 12/15/23....................      450,000        447,750
                       Cincinnati Bell, Inc. 7.20% due 11/29/23....................    1,850,000      1,850,000
                       Cincinnati Bell, Inc. 7.25% due 06/15/23....................      275,000        269,500
                       Cincinnati Bell, Inc. 8.38% due 01/15/14....................      350,000        355,250
                       Insight Communications, Inc. 12.50% due 02/15/11(2).........    2,075,000      2,033,500
                       Intelsat, Ltd. 8.63% due 01/15/15*..........................    1,500,000      1,561,875
                       IPCS, Inc. 14.00% due 07/15/10+(1)(3)(6)....................   14,675,000              0
                       IWO Holdings, Inc. 14.00% due 01/15/11+(1)(5)...............   12,850,000      9,894,500
                       LCI International, Inc. 7.25% due 06/15/07..................    9,400,000      9,118,000
                       Rural Cellular Corp. 9.63% due 05/15/08.....................    2,825,000      2,810,875
                       Rural Cellular Corp. 9.75% due 01/15/10.....................    1,875,000      1,809,375
                       Triton PCS, Inc. 8.75% due 11/15/11.........................      725,000        565,500
                       Triton PCS, Inc. 9.38% due 02/01/11.........................    4,050,000      3,270,375
                       TSI Telecommunications Services 12.75% due 02/01/09.........      350,000        399,000
                       United States West Communications, Inc. 7.13% due
                         11/15/43..................................................    2,500,000      2,231,250
                       United States West Communications, Inc. 7.25% due
                         10/15/35..................................................    1,750,000      1,662,500
                       United States West Communications, Inc. 7.50% due
                         06/15/23..................................................      300,000        292,500
                       United States West Communications, Inc. 8.88% due
                         06/01/31..................................................      425,000        442,000
                       Worldspan LP 9.63% due 06/15/11.............................    2,175,000      2,517,563
                                                                                                   -------------
                                                                                                     49,721,044
                                                                                                   -------------
                       MATERIALS -- 6.7%
                       Chemicals -- 2.1%
                       Equistar Chemicals LP 10.63% due 05/01/11...................    1,575,000      1,811,250
                       Foamex LP 10.75% due 04/01/09...............................      425,000        401,625
                       Huntsman International, LLC 9.88% due 03/01/09..............      225,000        245,250
                       Huntsman International, LLC 10.13% due 07/01/09.............      868,000        911,400
                       Huntsman, LLC 11.63% due 10/15/10...........................    1,650,000      1,922,250
                       Huntsman, LLC 11.75% due 07/15/12*..........................      150,000        177,750
                       Lyondell Chemical Co 9.50% due 12/15/08.....................      500,000        540,000
                       Rockwood Specialties Group, Inc. 7.50% due 11/15/14*........      800,000        824,000
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........      525,000        598,500

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Forest Products -- 2.7%
                       Associated Materials, Inc. 11.25% due 03/01/14(2)...........  $ 1,875,000   $  1,340,625
                       Boise Cascade, LLC 5.54% due 04/15/05*(8)...................    2,600,000      2,671,500
                       Caraustar Industries, Inc. 9.88% due 04/01/11...............      650,000        713,375
                       Constar International, Inc. 11.00% due 12/01/12.............      717,000        750,161
                       FiberMark, Inc. 10.75% due 04/15/11+(1)(5)..................      925,000        693,750
                       Pliant Corp. 13.00% due 06/01/10............................      600,000        588,000
                       Specialty Paperboard, Inc. 9.38% due 10/15/06+(1)(5)........    3,850,000      2,868,250
                       Metals & Minerals -- 1.9%
                       Allegheny Technologies, Inc. 8.38% due 12/15/11.............      675,000        739,125
                       Crown Cork & Seal Co., Inc. 8.00% due 04/15/23..............    1,825,000      1,783,937
                       CSN Islands VII Corp. 10.75% due 09/12/08*..................      280,000        317,450
                       CSN Islands VIII Corp. 9.75% due 12/16/13*..................    1,700,000      1,799,875
                       Freeport McMoRan, Inc. 7.00% due 02/15/08...................      975,000      1,004,250
                       Renco Metals, Inc. 11.50% due 07/01/03+(1)(3)(5)(7).........      600,000              0
                       Ryerson Tull, Inc. 8.25% due 12/15/11*......................      325,000        318,500
                       Ryerson Tull, Inc. 9.13% due 07/15/06.......................      650,000        663,000
                                                                                                   -------------
                                                                                                     23,683,823
                                                                                                   -------------
                       REAL ESTATE -- 1.4%
                       Real Estate Companies -- 0.2%
                       LNR Property Corp. 7.63% due 07/15/13.......................      550,000        629,750
                       Real Estate Investment Trusts -- 1.2%
                       National Health Investors, Inc. 7.30% due 07/16/07..........    1,275,000      1,316,387
                       Omega Healthcare Investors, Inc. 6.95% due 08/01/07.........      300,000        311,250
                       Omega Healthcare Investors, Inc. 7.00% due 04/01/14.........      725,000        732,250
                       Senior Housing Property Trust 8.63% due 01/15/12(9).........    1,750,000      1,990,625
                                                                                                   -------------
                                                                                                      4,980,262
                                                                                                   -------------
                       UTILITIES -- 10.9%
                       Electric Utilities -- 5.7%
                       AES Corp. 8.88% due 11/01/27................................    1,632,000      1,693,200
                       Mirant Corp. 7.90% due 07/15/09*+(1)(5).....................    9,850,000      7,559,875
                       Mission Energy Holding Co. 13.50% due 07/15/08..............    8,950,000     11,165,125
                       Gas & Pipeline Utilities -- 5.2%
                       Colorado Interstate Gas Co. 6.85% due 06/15/37..............    1,000,000      1,033,428
                       Dynegy-Roseton Danskammer 7.67% due 11/08/16................    1,500,000      1,455,000
                       El Paso Natural Gas Co. 7.63% due 08/01/10..................      775,000        850,563
                       El Paso Natural Gas Co. 8.63% due 01/15/22..................    2,650,000      3,074,000
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................    7,500,000      6,150,000
                       Pacific Energy Partners LP 7.13% due 06/15/14...............    1,025,000      1,081,375
                       Pride International, Inc. 7.38% due 07/15/14................      425,000        467,500
                       Transcontinental Gas Pipe Line Corp. 8.88% due 07/15/12.....      775,000        940,656
                       Williams Cos., Inc. 7.88% due 09/01/21......................    3,125,000      3,546,875
                                                                                                   -------------
                                                                                                     39,017,597
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $261,562,437).....................                 281,770,514
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 9.8%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.5%
                       Housing -- 0.1%
                       International Utility Structures, Inc. 10.75% due
                         02/01/08+(1)(3)(5)(6).....................................    3,329,000        432,770
                       Retail -- 0.4%
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................    1,525,000      1,521,188
                                                                                                   -------------
                                                                                                      1,953,958
                                                                                                   -------------

---------------------
    38

                                                                                      PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.4%
                       Household Products -- 0.4%
                       Vitro Envases Norteamerica SA 10.25% due 09/24/06(6)........  $ 1,000,000   $  1,007,500
                       Vitro SA de CV 11.75% due 11/01/13*.........................      375,000        361,875
                                                                                                   -------------
                                                                                                      1,369,375
                                                                                                   -------------
                       ENERGY -- 2.6%
                       Energy Services -- 0.2%
                       North America Energy Partners, Inc. 8.75% due 12/01/11......      625,000        579,687
                       Energy Sources -- 2.4%
                       AES Chivor Corp. 9.75% due 12/30/14*........................      900,000        929,250
                       Calpine Canada Energy Finance 8.50% due 05/01/08............   10,400,000      7,644,000
                                                                                                   -------------
                                                                                                      9,152,937
                                                                                                   -------------
                       FINANCE -- 0.6%
                       Financial Services -- 0.1%
                       CanWest Media, Inc. 8.00% due 09/15/12*.....................      325,000        346,937
                       Insurance -- 0.5%
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........    1,800,000      1,863,000
                                                                                                   -------------
                                                                                                      2,209,937
                                                                                                   -------------
                       HEALTHCARE -- 1.0%
                       Drugs -- 1.0%
                       Elan Finance, PLC/Elan Finance Corp. 6.49% due
                         05/15/05*(8)..............................................    1,300,000      1,355,250
                       Elan Finance, PLC/Elan Finance Corp. 7.75% due 11/15/11*....    2,075,000      2,168,375
                                                                                                   -------------
                                                                                                      3,523,625
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.4%
                       Broadcasting & Media -- 2.1%
                       CF Cable TV, Inc. 9.13% due 07/15/07........................      475,000        486,135
                       Rogers Cable, Inc 5.50% due 03/15/14........................      650,000        611,000
                       Rogers Cable, Inc 6.25% due 06/15/13........................      125,000        124,375
                       Rogers Cable, Inc. 8.75% due 05/01/32.......................      600,000        684,000
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............    7,150,000      5,434,000
                       Leisure & Tourism -- 0.3%
                       Grupo Posadas SA de CV 8.75% due 10/04/11*..................    1,175,000      1,263,125
                                                                                                   -------------
                                                                                                      8,602,635
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Electronics -- 0.5%
                       Magnachip Semiconductor SA 6.88% due 12/15/11*..............      500,000        515,000
                       Magnachip Semiconductor SA 8.00% due 12/15/14*..............      550,000        574,062
                       Stats ChipPac, Ltd. 6.75% due 11/15/11*.....................      800,000        780,000
                       Telecommunications -- 0.1%
                       Empresa Brasileira de Telcom SA 11.00% due 12/15/08.........      200,000        227,000
                                                                                                   -------------
                                                                                                      2,096,062
                                                                                                   -------------
                       MATERIALS -- 1.4%
                       Chemicals -- 1.2%
                       Rhodia SA 8.88% due 06/01/11................................    4,125,000      4,228,125
                       Forest Products -- 0.2%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10...............      850,000        912,688
                                                                                                   -------------
                                                                                                      5,140,813
                                                                                                   -------------
                       UTILITIES -- 0.3%
                       Water Utilities -- 0.3%
                       Cia de Saneamento Basico do Estado de Sao Paulo 12.00% due
                         06/20/08*.................................................      775,000        889,312
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $35,067,744)..............                  34,938,654
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK -- 7.4%                                            SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.5%
                       Automotive -- 0.5%
                       Nes Rentals Holding, Inc.+..................................      184,305   $  1,843,050
                                                                                                   -------------
                       ENERGY -- 0.0%
                       Energy Sources -- 0.0%
                       Tri-Union Development Corp.+(3)(6) .........................        1,297             13
                       Tribo Petroleum Corp. Class A+(3)(6)........................        2,200             22
                                                                                                   -------------
                                                                                                             35
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Multi-Industry -- 0.3%
                       Telewest Global, Inc.+......................................       53,500        901,475
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Leisure & Tourism -- 0.8%
                       Boyd Gaming Corp. ..........................................       24,000        955,200
                       Capital Gaming International, Inc.+(3)......................          103              0
                       Isle of Capri Casinos, Inc.+ ...............................       19,800        503,316
                       Magna Entertainment Corp.+ .................................       61,900        343,545
                       MGM Mirage, Inc.+...........................................       16,450      1,181,274
                                                                                                   -------------
                                                                                                      2,983,335
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 5.3%
                       Telecommunications -- 5.3%
                       AirGate PCS, Inc.+..........................................       45,700      1,671,249
                       AirGate PCS, Inc.*+(3)......................................      112,891      4,128,424
                       Dobson Communications Corp., Class A+.......................       28,964         53,294
                       IPCS, Inc.+ ................................................      418,187     12,963,797
                                                                                                   -------------
                                                                                                     18,816,764
                                                                                                   -------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       MeriStar Hospitality Corp.+.................................      252,325      1,947,949
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $16,317,170).......................                  26,492,608
                                                                                                   -------------

                       PREFERRED STOCK -- 1.1%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Retail -- 0.3%
                       General Nutrition Centers, Inc. 12.00%(4)(10)...............          900        846,000
                       Rent-Way, Inc. 8.00% (Convertible)(3)(6)(10)................           20        328,776
                                                                                                   -------------
                                                                                                      1,174,776
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Broadcasting & Media -- 0.8%
                       Paxson Communications Corp. 13.25%(4).......................          329      2,697,800
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $4,071,600).....................                   3,872,576
                                                                                                   -------------

                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Business Services -- 0.0%
                       Advanstar Holdings Corp. Expires 10/15/11 (strike price
                         $0.01)*(3)(6).............................................        1,000             10
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Broadcasting & Media -- 0.0%
                       Knology, Inc. Expires 10/22/07 (strike price $0.10)*(3).....        6,000          1,500
                                                                                                   -------------

---------------------
    40

                                                                                                       VALUE
                       WARRANTS (CONTINUED)                                            SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       GT Group Telecom, Inc. Expires 02/01/10 (strike price
                         $0.00)*...................................................        2,400   $         24
                       KMC Telecom Holdings, Inc. Expires 04/15/08 (strike price
                         $0.01)(6).................................................        4,650              0
                       Leap Wireless International, Inc. Expires 04/15/10 (strike
                         price $96.80)*(6).........................................        3,500              0
                       Leap Wireless, Inc. Expires 04/15/10 (strike price
                         $96.80)*(3)(6)............................................        3,700              0
                                                                                                   -------------
                                                                                                             24
                                                                                                   -------------
                       TOTAL WARRANTS (cost $208,985)..............................                       1,534
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $317,227,935)...                 347,075,886
                                                                                                   -------------

                       TOTAL INVESTMENTS -- (cost $317,227,935)@        97.5%                     347,075,886
                       Other assets less liabilities --                  2.5                        8,957,384
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $356,033,270
                                                                       ======                    =============

              -----------------------------
                +  Non-income producing security
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005 the aggregate value of these securities was $66,008,126 representing 18.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @  See Note 3 for cost of investment on a tax basis
               (1) Bond in default
               (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (3) Fair valued security; See Note 2
               (4) PIK ("Payment-in-Kind") security. Payment made with
                   additional securities in lieu of cash.
               (5) Company has filed Chapter 11 bankruptcy.
               (6) Illiquid security
               (7) Security is subject to litigation, the outcome of which is still to be determined.
               (8) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2005.
               (9) The securities or a portion thereof represents collateral for securities sold short.
              (10) To the extent permitted by the Statement of Additional
                   Information, the High-Yield Bond Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2005, the High-Yield Bond Portfolio held the following restricted securities:

                            -----------------------------------------------------------------------------------------------------
                                                                     ACQUISITION            ACQUISITION     MARKET        % OF
                                             NAME                       DATE       SHARES      COST         VALUE      NET ASSETS
                            -----------------------------------------------------------------------------------------------------
                            Rent-Way, Inc. 8.00% (Convertible)
                              Preferred Stock......................  05/29/2003      20      $200,000     $  328,776      0.09%
                            General Nutrition Centers, Inc. 12.00%
                              Preferred Stock......................  12/18/2003     900       905,400        846,000      0.24
                                                                                                          ----------      ----
                                                                                                           1,174,776      0.33
                                                                                                          ==========      ====

              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the standard maturity.

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES -- SHORT POSITIONS -- (0.5%)                      AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- (0.5%)
                       Financial Services -- (0.5%)
                       Poster Financial Group, Inc. 8.75% due 12/01/11 (proceeds
                         $1,941,562)...............................................  $(1,900,000)  $ (1,921,375)
                                                                                                   -------------

                       FOREIGN BONDS & NOTES -- SHORT POSITIONS -- (0.4%)
                       -------------------------------------------------------------------------------------------
                       MATERIALS -- (0.4%)
                       Forest Products -- (0.04%)
                       Ainsworth Lumber Co., Ltd. 6.75% due 03/15/14 (proceeds
                         $1,257,750)...............................................     (1,300,000)    (1,259,375)
                                                                                                     -------------
                       PREFERRED STOCK -- SHORT POSITIONS -- (0.1%)                     SHARES
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- (0.1%)
                       Retail -- (0.1%)
                       Fedders Corp. 8.60% (proceeds $194,784).....................         (8,214)      (204,528)
                                                                                                     -------------
                       TOTAL BONDS & NOTES -- SHORT POSITIONS (proceeds
                         $3,394,096)...............................................                    (3,385,278)
                                                                                                     =============

              See Notes to Financial Statements

---------------------
    42

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba Van Kampen)        PORTFOLIO
                                                     PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Foreign Government Bonds.......................  37.3%
      Financial Services.............................   6.9
      Energy Sources.................................   4.6
      Broadcasting & Media...........................   4.4
      Telecommunications.............................   4.0
      Gas & Pipeline Utilities.......................   3.9
      Chemicals......................................   3.6
      Forest Products................................   3.6
      Business Services..............................   3.3
      Leisure & Tourism..............................   3.2
      Repurchase Agreement...........................   3.2
      Electric Utilities.............................   2.2
      Energy Services................................   2.4
      Food, Beverage & Tobacco.......................   1.9
      Retail.........................................   1.7
      Health Services................................   1.6
      Automotive.....................................   1.4
      Machinery......................................   1.1
      Medical Products...............................   1.1
      Housing........................................   1.0
      Multi-Industry.................................   1.0
      Metals & Minerals..............................   0.9
      Drugs..........................................   0.6
      Communication Equipment........................   0.6
      Electronics....................................   0.6
      Transportation.................................   0.5
      Computers & Business Equipment.................   0.5
      Building Materials.............................   0.4
      Household Products.............................   0.3
      Banks..........................................   0.3
      Aerospace & Military Technology................   0.2
      Apparel & Textiles.............................   0.1
      Real Estate Companies..........................   0.1
                                                       ----
                                                       98.5%
                                                       ====

COUNTRY ALLOCATION*
United States....................................   63.6%
Russia...........................................    8.2
Brazil...........................................    5.1
Philippines......................................    2.4
Canada...........................................    2.3
Germany..........................................    1.9
Panama...........................................    1.9
Argentina........................................    1.2
Luxembourg.......................................    1.2
Peru.............................................    1.2
Malaysia.........................................    0.9
Venezuela........................................    0.9
Chile............................................    0.8
Ecuador..........................................    0.8
Indonesia........................................    0.7
Nigeria..........................................    0.7
Mexico...........................................    0.6
Ukraine..........................................    0.6
Belgium..........................................    0.5
Qatar............................................    0.5
Bangladesh.......................................    0.5
Colombia.........................................    0.4
Ireland..........................................    0.4
France...........................................    0.3
Tunisia..........................................    0.3
Bermuda..........................................    0.2
Netherlands......................................    0.2
China............................................    0.1
Czech Republic...................................    0.1
                                                    ----
                                                    98.5%
                                                    ====

CREDIT QUALITY+#
A...............................................     2.3%
BBB.............................................    16.5
BB..............................................    29.9
B...............................................    35.5
CCC.............................................     7.5
CC..............................................     0.2
Below C.........................................     1.3
Not Rated@......................................     6.8
                                                   -----
                                                   100.0%
                                                   =====

---------------

*  Calculated as a percentage of net assets.

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.

+  Source Standard and Poors.

# Calculated as a percentage of total debt issues, excluding short-term investment securities.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    WORLDWIDE HIGH INCOME PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES -- 94.6%                                             LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.2%
                       Apparel & Textiles -- 0.1%
                       Oxford Industries, Inc. 8.88% due 06/01/11..................         $  105,000      $   111,825
                       Automotive -- 1.4%
                       AutoNation, Inc. 9.00% due 08/01/08.........................            225,000          253,125
                       Cooper Standard Automotive, Inc. 8.38% due 12/15/14*........            235,000          223,250
                       Sonic Automotive, Inc. 8.63% due 08/15/13...................            265,000          282,225
                       TRW Automotive, Inc. 9.38% due 02/15/13.....................            493,000          554,625
                       Housing -- 1.0%
                       ACIH, Inc. 11.50% due 12/15/12(1)*..........................            250,000          185,000
                       Brand Services, Inc. 12.00% due 10/15/12....................            265,000          298,788
                       Technical Olympic USA, Inc. 7.50% due 01/15/15*.............             75,000           72,750
                       Technical Olympic USA, Inc. 9.00% due 07/01/10..............            225,000          241,875
                       Technical Olympic USA, Inc. 10.38% due 07/01/12.............            135,000          150,525
                       Retail -- 1.7%
                       General Nutrition Centers, Inc. 8.50% due 12/01/10..........            130,000          117,000
                       Interface, Inc. 7.30% due 04/01/08..........................             50,000           50,750
                       Interface, Inc. 9.50% due 02/01/14..........................            205,000          222,425
                       Interface, Inc. 10.38% due 02/01/10.........................             60,000           69,000
                       Jean Coutu Group, Inc. 7.63% due 08/01/12*..................             75,000           78,000
                       Jean Coutu Group, Inc. 8.50% due 08/01/14*..................            345,000          344,137
                       Nebraska Book Co., Inc. 8.63% due 03/15/12..................            185,000          187,775
                       Petro Stopping Centers LP 9.00% due 02/15/12................            310,000          322,400
                       Rite Aid Corp. 7.13% due 01/15/07...........................            135,000          134,325
                       Rite Aid Corp. 8.13% due 05/01/10...........................             55,000           57,063
                       Tempur Pedic, Inc. 10.25% due 08/15/10......................             71,000           80,585
                                                                                                            ------------
                                                                                                              4,037,448
                                                                                                            ------------
                       CONSUMER STAPLES -- 2.2%
                       Food, Beverage & Tobacco -- 1.9%
                       Delhaize America, Inc. 8.13% due 04/15/11...................            260,000          302,257
                       Michael Foods, Inc. 8.00% due 11/15/13......................            155,000          163,138
                       Pilgrim's Pride Corp. 9.25% due 11/15/13....................            100,000          112,500
                       Pilgrim's Pride Corp. 9.63% due 09/15/11....................            345,000          383,381
                       Smithfield Foods, Inc. 7.00% due 08/01/11...................            495,000          526,556
                       Smithfield Foods, Inc. 7.63% due 02/15/08...................            115,000          121,900
                       Smithfield Foods, Inc. 7.75% due 05/15/13...................            100,000          110,750
                       Smithfield Foods, Inc. 8.00% due 10/15/09...................             50,000           55,188
                       Household Products -- 0.3%
                       Amscan Holdings, Inc. 8.75% due 05/01/14....................            125,000          124,375
                       DLI Acquisition Corp. 8.00% due 02/01/12*...................            195,000          193,050
                                                                                                            ------------
                                                                                                              2,093,095
                                                                                                            ------------
                       ENERGY -- 6.6%
                       Energy Services -- 2.0%
                       Citgo Petroleum Corp. 6.00% due 10/15/11*...................             75,000           74,437
                       CMS Energy Corp. 7.50% due 01/15/09.........................            135,000          142,931

---------------------
    44

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       CMS Energy Corp. 8.50% due 04/15/11.........................         $  150,000      $   167,438
                       El Paso Production Holding Co. 7.75% due 06/01/13...........            415,000          431,600
                       Hanover Compressor Co. 8.63% due 12/15/10...................             40,000           43,200
                       Hanover Compressor Co. 9.00% due 06/01/14...................             70,000           77,000
                       Hanover Equipment Trust 8.50% due 09/01/08..................            140,000          148,400
                       Hanover Equipment Trust 8.75% due 09/01/11..................            105,000          113,400
                       Hilcorp Energy LP 10.50% due 09/01/10*......................            315,000          352,012
                       Magnum Hunter Resources, Inc. 9.60% due 03/15/12............             84,000           95,970
                       PSEG Energy Holdings, Inc. 8.63% due 02/15/08...............            175,000          188,344
                       Energy Sources -- 4.6%
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................            275,000          299,750
                       Empresa Nacional De Petroleo 6.75% due 11/15/12.............            720,000          805,939
                       Foundation Pennsylvania Coal Co. 7.25% due 08/01/14*........             70,000           73,325
                       Husky Oil, Ltd. 8.90% due 08/15/08(2).......................            145,000          164,056
                       Pemex Project Funding Master Trust 3.79% due 03/15/05(3)*...          1,000,000        1,031,500
                       Pemex Project Funding Master Trust 9.13% due 10/13/10.......          1,130,000        1,347,525
                       Plains Exploration & Production Co. 7.13% due 06/15/14......            120,000          131,700
                       Tesoro Corp. 9.63% due 04/01/12.............................            115,000          130,813
                       Vintage Petroleum, Inc. 7.88% due 05/15/11..................            400,000          427,000
                                                                                                            ------------
                                                                                                              6,246,340
                                                                                                            ------------
                       FINANCE -- 7.2%
                       Banks -- 0.3%
                       Banque Centrale De Tunisie 7.38% due 04/25/12...............            230,000          264,213
                       Financial Services -- 7.0%
                       Aries Vermogensverwaltung GmbH 9.60% due 10/25/14...........          1,000,000        1,235,800
                       CA FM Lease Trust 8.50% due 07/15/17*.......................            239,820          276,505
                       CanWest Media, Inc. 8.00% due 05/18/05*.....................            359,679          384,856
                       Citigroup Global Markets Holdings, Inc. due 02/23/06
                         (Turkish Lira Linked).....................................            450,000          563,310
                       Citigroup Global Markets Holdings, Inc. due 02/23/06
                         (Turkish Lira Linked).....................................            990,000        1,267,794
                       Citigroup Global Markets Holdings, Inc. due 02/23/06
                         (Turkish Lira Linked).....................................            380,000          503,880
                       Global Cash Finance Corp. 8.75% due 03/15/12................             60,000           65,100
                       JSG Funding, PLC 10.13% due 10/01/12........................  EUR       250,000          369,011
                       K&F Acquisition, Inc. 7.75% due 11/15/14*...................            245,000          243,775
                       MedCath Holdings Corp. 9.88% due 07/15/12...................            220,000          236,500
                       Pindo Deli Finance Mauritius, Ltd. 10.75% due
                         10/01/07+(4)..............................................          2,940,000          823,200
                       Refco Finance Holdings, LLC 9.00% due 08/01/12*.............            410,000          446,900
                       RMCC Acquisition Co. 9.50% due 11/01/12*....................            235,000          231,475
                                                                                                            ------------
                                                                                                              6,912,319
                                                                                                            ------------
                       HEALTHCARE -- 3.3%
                       Drugs -- 0.6%
                       AmeriSourceBergen Corp. 8.13% due 09/01/08..................            200,000          221,000
                       Leiner Health Products, Inc. 11.00% due 06/01/12............            115,000          125,350
                       Warner Chilcott Corp. 8.75% due 02/01/15*...................            215,000          220,913
                       Health Services -- 1.6%
                       Community Health Systems, Inc. 6.50% due 12/15/12*..........            180,000          180,000
                       Extendicare Health Services, Inc. 6.88% due 05/01/14........            485,000          491,062
                       HCA, Inc. 6.30% due 10/01/12................................             50,000           50,710
                       HCA, Inc. 7.69% due 06/15/25................................            325,000          337,971
                       National Nephrology Associates, Inc. 9.00% due 11/01/11*....             40,000           45,600
                       Team Health, Inc. 9.00% due 04/01/12........................            235,000          231,475

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services (continued)
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................         $   75,000      $    66,750
                       Tenet Healthcare Corp. 9.88% due 07/01/14*..................            100,000          103,750
                       Medical Products -- 1.1%
                       Fisher Scientific International, Inc. 6.75% due 08/15/14*...             95,000          100,225
                       Fisher Scientific International, Inc. 8.13% due 05/01/12....            178,000          196,467
                       Fresenius Medical Care Capital Trust II 7.88% due
                         02/01/08..................................................            370,000          397,750
                       Safilo Capital International SA 9.63% due 05/15/13*.........            240,000          320,624
                                                                                                            ------------
                                                                                                              3,089,647
                                                                                                            ------------
                       INDUSTRIAL & COMMERCIAL -- 6.5%
                       Aerospace & Military Technology -- 0.2%
                       Hexcel Corp. 6.75% due 02/01/15*............................            205,000          205,256
                       Building Materials -- 0.4%
                       Nortek Holdings, Inc. 8.50% due 09/01/14*...................            330,000          339,075
                       Business Services -- 3.3%
                       Advanstar Communications, Inc. 9.79% due 02/15/05(3)........            187,625          196,537
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........            150,000          168,750
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........             35,000           37,756
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........            155,000          153,837
                       Allied Waste North America, Inc. 8.88% due 04/01/08.........            300,000          313,500
                       Allied Waste North America, Inc. 9.25% due 09/01/12.........             70,000           74,200
                       Buhrmann U.S., Inc. 8.25% due 07/01/14......................            225,000          228,375
                       Interep National Radio Sales, Inc., Series B 10.00% due
                         07/01/08..................................................            180,000          137,250
                       Interpublic Group Cos, Inc. 6.25% due 11/15/14..............            330,000          332,988
                       Iron Mountain, Inc. 7.75% due 01/15/15......................            210,000          214,725
                       Iron Mountain, Inc. 8.63% due 04/01/13......................            225,000          237,937
                       JohnsonDiversey, Inc. 9.63% due 05/15/12....................  EUR       300,000          368,490
                       Pliant Corp. 13.00% due 06/01/10............................            145,000          142,100
                       Propex Fabrics, Inc. 10.00% due 12/01/12*...................            175,000          177,188
                       United Rentals North America, Inc. 6.50% due 02/15/12.......            180,000          176,850
                       Vertis, Inc. 13.50% due 12/07/09*...........................            225,000          239,063
                       Machinery -- 1.1%
                       Amsted Industries, Inc. 10.25% due 10/15/11*................            185,000          208,125
                       Flowserve Corp. 12.25% due 08/15/10.........................             65,000           71,013
                       Manitowoc Co., Inc. 10.38% due 05/15/11.....................            260,000          378,688
                       NMHG Holding Co. 10.00% due 05/15/09........................            225,000          248,625
                       Tekni-Plex, Inc. 8.75% due 11/15/13*........................            105,000          105,000
                       Multi-Industry -- 1.0%
                       Goodman Global Holdings, Inc. 5.76% due 06/15/05(3)*........             75,000           76,875
                       Goodman Global Holdings, Inc. 7.88% due 12/15/12*...........            150,000          144,750
                       Graphic Packaging International, Inc. 9.50% due 08/15/13....            410,000          457,150
                       Koppers, Inc. 9.88% due 10/15/13............................             65,000           73,775
                       VWR International, Inc. 6.88% due 04/15/12..................             95,000           97,850
                       VWR International, Inc. 8.00% due 04/15/14..................            100,000          104,000
                       Transportation -- 0.5%
                       CHC Helicopter Corp. 7.38% due 05/01/14.....................            225,000          235,688
                       Laidlaw International, Inc. 10.75% due 06/15/11.............            250,000          287,500
                                                                                                            ------------
                                                                                                              6,232,916
                                                                                                            ------------
                       INFORMATION & ENTERTAINMENT -- 7.4%
                       Broadcasting & Media -- 4.2%
                       Avalon Cable Holding Finance, Inc. 11.88% due 12/01/08(1)...             56,719           58,988
                       Cablecom Luxembourg SCA 9.38% due 04/15/14*.................            335,000          480,284

---------------------
    46

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Cablevision Systems Corp. 6.67% due 04/01/05(3)*............         $  100,000      $   108,500
                       Charter Communications Holdings, LLC 10.25% due 01/15/10....            200,000          167,000
                       Charter Communications Holdings, LLC 10.75% due 10/01/09....            135,000          115,087
                       Charter Communications Holdings, LLC 13.50% due
                         01/15/11(1)...............................................            220,000          172,700
                       Dex Media West LLC 9.88% due 08/15/13.......................            156,000          176,865
                       Dex Media East LLC 12.13% due 11/15/12......................            101,000          120,948
                       HM Publishing Corp. 11.50% due 10/15/13(1)..................             95,000           64,600
                       Houghton Mifflin Co. 9.88% due 02/01/13.....................            300,000          312,750
                       Kabel Deutschland GmbH 10.63% due 07/01/14*.................            260,000          293,800
                       Lighthouse International Co. SA 8.00% due 04/30/14*.........            150,000          201,856
                       Muzak Finance Corp., LLC 9.88% due 03/15/09.................            210,000          148,575
                       Muzak Finance Corp., LLC 10.00% due 02/15/09................            110,000          103,125
                       PEI Holdings, Inc. 11.00% due 03/15/10......................             73,000           84,680
                       Primedia, Inc. 8.88% due 05/15/11...........................            410,000          432,550
                       Renaissance Media Group 10.00% due 04/15/08(1)..............             95,000           97,969
                       Salem Communications Holding Corp. 9.00% due 07/01/11.......            390,000          422,175
                       Telenet Communications NV 9.00% due 12/15/13*...............  EUR       135,000          197,506
                       Telenet Group Holding NV 11.50% due 06/15/14(1)*............            320,000          243,200
                       Leisure & Tourism -- 3.2%
                       AMC Entertainment, Inc. 6.54% due 05/15/05(3)*..............            155,000          162,169
                       Gaylord Entertainment Co. 6.75% due 11/15/14*...............            165,000          162,113
                       Harrah's Operating Co., Inc. 7.88% due 12/15/05.............            195,000          201,825
                       Host Marriott LP 7.13% due 11/01/13.........................            460,000          484,150
                       Isle of Capri Casinos, Inc. 7.00% due 03/01/14..............            245,000          248,062
                       MGM Mirage, Inc. 6.00% due 10/01/09.........................            435,000          443,700
                       Mohegan Tribal Gaming Authority 7.13% due 08/15/14..........            465,000          483,019
                       Park Place Entertainment Corp. 8.88% due 09/15/08...........            300,000          337,875
                       Station Casinos, Inc. 6.50% due 02/01/14....................            390,000          401,700
                       Venetian Casino Resort, LLC 11.00% due 06/15/10.............            135,000          152,550
                                                                                                            ------------
                                                                                                              7,080,321
                                                                                                            ------------
                       INFORMATION TECHNOLOGY -- 5.7%
                       Communication Equipment -- 0.6%
                       American Tower Corp. 7.13% due 10/15/12*....................            175,000          175,875
                       American Tower Corp. 7.50% due 05/01/12.....................            165,000          169,537
                       American Tower Corp. 9.38% due 02/01/09.....................             42,000           44,153
                       Nortel Networks, Ltd. 6.13% due 02/15/06....................            215,000          217,956
                       Rhythms NetConnections, Inc., Series B 13.50% due
                         05/15/08+(4)(5)...........................................          1,700,000                0
                       Rhythms NetConnections, Inc., Series B 14.00% due
                         02/15/10+(4)(5)...........................................            400,000                0
                       Computers & Business Equipment -- 0.5%
                       Xerox Corp. 7.13% due 06/15/10..............................            450,000          484,875
                       Electronics -- 0.6%
                       Rayovac Corp. 7.38% due 02/01/15*...........................             70,000           70,612
                       Rayovac Corp. 8.50% due 10/01/13............................            240,000          257,400
                       UCAR Finance, Inc. 10.25% due 02/15/12......................            230,000          257,313
                       Internet Software -- 0.0%
                       Exodus Communications, Inc. 11.63% due 07/15/10+(4)(5)......            485,000                0
                       Telecommunications -- 4.0%
                       Airgate PCS, Inc. 6.41% due 04/15/05(3)*....................             75,000           77,250
                       Axtel SA 11.00% due 12/15/13................................            265,000          284,544
                       General Cable Corp. 9.50% due 11/15/10......................             95,000          106,875
                       Intelsat Ltd 7.94% due 07/15/05(3)*.........................            175,000          180,250

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       MetroPCS, Inc. 10.75% due 10/01/11..........................         $  220,000      $   235,400
                       Nextlink 9.43% due 04/15/08+(4)(5)..........................          1,800,000                0
                       Nextlink 10.75% due 11/15/08+(4)(5).........................            200,000                0
                       Nextlink 10.75% due 06/01/09+(4)(5).........................            300,000                0
                       Nortel Networks Corp. 4.25% due 09/01/08....................            200,000          192,750
                       PanAmSat Corp. 9.00% due 08/15/14*..........................             60,000           65,100
                       PanAmSat Holding Corp. 10.38% due 11/01/14(1)*..............            400,000          267,000
                       Primus Telecommunications Group 8.00% due 01/15/14..........            380,000          321,100
                       Qwest Communications International, Inc. 5.79% due
                         02/15/05(3)*..............................................            365,000          370,475
                       Qwest Services Corp. 13.00% due 12/15/07*...................            135,000          152,719
                       Rogers Wireless, Inc. 7.50% due 03/15/15*...................            240,000          257,400
                       Rural Cellular Corp. 6.99% due 03/15/05(3)..................            115,000          121,038
                       Satelites Mexicanos SA de CV 10.13% due 11/01/04+(4)(8).....            713,000          313,720
                       SBA Communications Corp. 8.50% due 12/01/12*................            105,000          109,331
                       SBA Telecommunications, Inc. 9.75% due 12/15/11(1)..........            390,000          335,887
                       Ubiquitel Operating Co. 9.88% due 03/01/11*.................            225,000          248,062
                       United States West Communications, Inc. 5.63% due
                         11/15/08..................................................             60,000           60,225
                       United States West Communications, Inc. 6.63% due
                         09/15/05..................................................            100,000          101,000
                                                                                                            ------------
                                                                                                              5,477,847
                                                                                                            ------------
                       MATERIALS -- 8.1%
                       Chemicals -- 3.6%
                       Cognis KG 6.98% due 11/15/13(3)*............................            200,000          275,007
                       Equistar Chemicals LP 10.13% due 09/01/08...................            225,000          256,500
                       Equistar Chemicals LP 10.63% due 05/01/11...................            175,000          201,250
                       FMC Corp. 10.25% due 11/01/09...............................             85,000           96,688
                       Huntsman International, LLC 10.13% due 07/01/09.............            166,000          219,992
                       Innophos, Inc. 8.88% due 08/15/14*..........................            145,000          156,237
                       International Specialty Holdings, Inc. 10.63% due
                         12/15/09..................................................            285,000          310,650
                       ISP Chemco, Inc. 10.25% due 07/01/11........................            235,000          262,025
                       Lyondell Chemical Co. 10.50% due 06/01/13...................             95,000          112,100
                       Millennium America, Inc. 7.00% due 11/15/06.................            130,000          135,200
                       Millennium America, Inc. 9.25% due 06/15/08.................            190,000          210,900
                       Nalco Co. 7.75% due 11/15/11................................             80,000           85,800
                       Nalco Co. 8.88% due 11/15/13................................            265,000          288,850
                       Rhodia SA 8.88% due 06/01/11................................            240,000          246,000
                       Rockwood Specialties Group, Inc. 7.63% due 11/15/14.........            100,000          133,267
                       Rockwood Specialties Group, Inc. 10.63% due 05/15/11........            220,000          250,800
                       SGL Carbon Luxembourg SA 8.50% due 02/01/12*................            110,000          160,214
                       Forest Products -- 3.6%
                       Abitibi Consolidated Co. Canada 7.75% due 06/15/11..........            185,000          191,475
                       Abitibi Consolidated, Inc. 6.00% due 06/20/13...............            165,000          155,513
                       Associated Materials, Inc. 11.25% due 03/01/14(1)...........            595,000          425,425
                       Georgia-Pacific Corp. 8.88% due 02/01/10....................            325,000          376,187
                       Graham Packaging Co., Inc. 8.50% due 10/15/12*..............            120,000          124,500
                       Norampac, Inc. 6.75% due 06/01/13...........................            110,000          115,225
                       Owens-Illinois, Inc. 7.35% due 05/15/08.....................             30,000           31,275
                       Owens-Illinois, Inc. 7.50% due 05/15/10.....................            535,000          563,087
                       Pliant Corp. 13.00% due 06/01/10............................             85,000           83,300
                       Ply Gem Inds, Inc. 9.00% due 02/15/12*......................            300,000          298,500
                       Tembec Industries, Inc. 8.50% due 02/01/11..................            435,000          430,650
                       Tjiwi Kimia Finance Mauritius, Ltd. 10.00% due
                         08/01/04+(4)(8)...........................................            640,000          268,800
                       Tjiwi Kimia International Finance BV 13.25% due
                         08/01/01+(4)(8)...........................................            900,000          378,000
                       Metals & Minerals -- 0.9%
                       Glencore Nickel Property, Ltd. 9.00% due 12/01/14+(4)(5)....            135,000               14

---------------------
    48

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Murrin Murrin Holdings Property., Ltd. 9.38% due
                         08/31/07+(4)(5)...........................................         $  600,000      $        60
                       Novelis, Inc. 7.25% due 02/15/15*...........................            240,000          246,000
                       Trimas Corp. 9.88% due 06/15/12.............................            360,000          374,400
                       United States Steel Corp. 9.75% due 05/15/10................            236,000          269,630
                                                                                                            ------------
                                                                                                              7,733,521
                                                                                                            ------------
                       REAL ESTATE -- 0.1%
                       Real Estate Companies -- 0.1%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........             36,000           41,040
                                                                                                            ------------
                       UTILITIES -- 6.1%
                       Electric Utilities -- 2.2%
                       AES Corp. 7.75% due 03/01/14................................            135,000          142,931
                       AES Corp. 8.88% due 02/15/11................................             26,000           28,990
                       AES Corp. 9.00% due 05/15/15*...............................            175,000          197,750
                       AES Corp. 9.38% due 09/15/10................................             30,000           33,938
                       Allegheny Energy, Inc. 7.75% due 08/01/05...................            105,000          106,706
                       BRL Universal Equipment 2001 A., LP 8.88% due 02/15/08......            265,000          277,256
                       Ipalco Enterprises, Inc. 8.63% due 11/14/11(3)..............             80,000           94,400
                       Monongahela Power Co. 5.00% due 10/01/06....................            205,000          207,913
                       MSW Energy Holdings, LLC 7.38% due 09/01/10.................            175,000          182,875
                       MSW Energy Holdings, LLC 8.50% due 09/01/10.................             45,000           49,050
                       Nevada Power Co. 8.25% due 06/01/11.........................            140,000          159,775
                       Nevada Power Co. 9.00% due 08/15/13.........................            160,000          184,800
                       Reliant Energy, Inc. 6.75% due 12/15/14.....................            455,000          443,625
                       Gas & Pipeline Utilities -- 3.9%
                       Dynegy Holdings, Inc. 6.88% due 04/01/11....................            300,000          279,000
                       Dynegy Holdings, Inc. 9.88% due 07/15/10*...................            135,000          147,825
                       Northwest Pipeline Corp. 8.13% due 03/01/10.................             45,000           49,669
                       Pacific Energy Partners LP 7.13% due 06/15/14...............            165,000          174,075
                       Pemex Project Funding Master Trust 8.63% due 12/01/23*......            440,000          519,200
                       Pemex Project Funding Master Trust 9.50% due 09/15/27*......          1,560,000        1,996,800
                       Southern Natural Gas Co. 8.88% due 03/15/10.................             85,000           94,562
                       Williams Cos., Inc. 7.88% due 09/01/21......................            395,000          448,326
                                                                                                            ------------
                                                                                                              5,819,466
                                                                                                            ------------
                       TOTAL BONDS & NOTES (cost $54,563,774)......................                          54,763,960
                                                                                                            ------------
                       FOREIGN GOVERNMENT BONDS -- 37.3%
                       Foreign Government Bonds -- 37.3%
                       Central Bank of Nigeria, Series WW 6.25% due 11/15/20(1)....            750,000          712,500
                       Federal Republic of Brazil 3.06% due 04/15/05(3)............          1,110,000        1,010,100
                       Federal Republic of Brazil 6.00% due 04/15/24(2)............            370,000          344,100
                       Federal Republic of Brazil 8.00% due 04/15/14...............          1,219,974        1,248,887
                       Federal Republic of Brazil 8.88% due 10/14/19...............            170,000          175,525
                       Federal Republic of Brazil 8.88% due 04/15/24...............            980,000          984,900
                       Federal Republic of Brazil 10.50% due 07/14/14..............            820,000          955,300
                       Federal Republic of Brazil 11.00% due 08/17/40..............            120,000          138,900
                       Federal Republic of Brazil 14.50% due 10/15/09..............          1,760,000        2,308,240
                       Government of Malaysia 8.75% due 06/01/09...................            730,000          860,249
                       Republic of Argentina 6.00% due 03/31/23....................            707,000          389,840
                       Republic of Argentina 11.38% due 03/15/10...................            245,000           74,112
                       Republic of Argentina 11.38% due 01/30/17...................            165,000           52,883
                       Republic of Argentina 11.75% due 04/07/09...................          1,990,000          601,975
                       Republic of Argentina 11.75% due 06/15/15...................             80,000           25,080

                                                           ---------------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN      VALUE
                       BONDS & NOTES (CONTINUED)                                          LOCAL CURRENCY)     (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT BONDS (continued)
                       Foreign Government Bonds (continued)
                       Republic of Argentina 12.00% due 02/01/20...................         $   40,000      $    12,400
                       Republic of Argentina 12.13% due 05/21/05...................  ARS       320,000           91,200
                       Republic of Argentina 100.744% due 04/10/05+(3)(4)..........          1,520,000          570,000
                       Republic of Bulgaria 8.25% due 01/15/15*....................            599,000          758,227
                       Republic of Colombia 9.75% due 04/09/11.....................            571,095          646,479
                       Republic of Colombia 10.38% due 01/28/33....................             70,000           79,275
                       Republic of Colombia 11.75% due 02/25/20....................            335,000          423,775
                       Republic of Ecuador 8.00% due 08/15/05(1)...................            800,000          738,000
                       Republic of Ivory Coast 2.00% due 03/31/18..................            570,000          102,600
                       Republic of Panama 8.88% due 09/30/27.......................            550,000          610,500
                       Republic of Panama 9.38% due 04/01/29.......................            210,000          248,850
                       Republic of Panama 9.63% due 02/08/11.......................            510,000          599,250
                       Republic of Panama 10.75% due 05/15/20......................            300,000          390,000
                       Republic of Peru 4.50% due 02/02/05(2)......................            360,000          333,900
                       Republic of Peru 8.38% due 05/03/16.........................            280,000          303,800
                       Republic of Peru 9.88% due 02/06/15.........................            405,000          484,988
                       Republic of Philippines 8.88% due 03/17/15..................          1,640,000        1,662,960
                       Republic of Philippines 9.50% due 02/02/30..................            630,000          626,062
                       Republic of Turkey 11.00% due 01/14/13......................            830,000        1,049,950
                       Republic of Turkey 11.50% due 01/23/12......................            460,000          586,500
                       Republic of Venezuela 8.50% due 10/08/14....................            320,000          325,600
                       Republic of Venezuela 9.25% due 09/15/27....................            300,000          309,000
                       Republic of Venezuela 9.38% due 01/13/34....................            500,000          516,000
                       Republic of Venezuela 10.75% due 09/19/13...................            900,000        1,039,500
                       Russian Federation 5.00% due 03/31/07(1)*...................          1,604,556        1,683,905
                       Russian Federation 8.25% due 03/31/10.......................            700,000          770,350
                       Russian Federation 11.00% due 07/24/18......................          1,261,000        1,792,007
                       Russian Federation 12.75% due 06/24/28......................          2,125,000        3,572,550
                       State of Qatar 9.75% due 06/15/30...........................            320,000          477,600
                       Ukraine Government 5.33% due 02/05/05(3)*...................            540,000          581,175
                       United Mexican States 8.13% due 12/30/19....................            840,000        1,010,940
                       United Mexican States 8.38% due 01/14/11....................            680,000          799,000
                       United Mexican States 10.38% due 02/17/09...................            650,000          789,750
                       United Mexican States 11.50% due 05/15/26...................            916,000        1,433,540
                       United Mexican States, Series A 8.00% due 09/24/22..........            300,000          355,050
                                                                                                            ------------
                       TOTAL FOREIGN GOVERNMENT BONDS (cost $33,295,771)...........                          35,657,274
                                                                                                            ------------
                       COMMON STOCK -- 0.0%                                                   SHARES
                       -------------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       Ventelo GmbH(5).............................................             11,286                0
                       Viatel Holding (Bermuda), Ltd...............................                603              573
                                                                                                            ------------
                       TOTAL COMMON STOCK (cost $400,000)..........................                                 573
                                                                                                            ------------
                       PREFERRED STOCK -- 0.6%
                       -------------------------------------------------------------------------------------------------
                       ENERGY -- 0.4%
                       Energy Services -- 0.4%
                       TNP Enterprises, Inc. 14.50% Series D (6)...................                342          396,720

---------------------
    50

                                                                                                               VALUE
                       PREFERRED STOCK (CONTINUED)                                            SHARES          (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.2%
                       Broadcasting & Media -- 0.2%
                       Paxson Communications Corp. 13.25% (6)......................                 18      $   147,600
                       Paxson Communications Corp. 9.75% (6)*......................                  8           44,400
                                                                                                            ------------
                                                                                                                192,000
                                                                                                            ------------
                       TOTAL PREFERRED STOCK (cost $400,161).......................                             588,720
                                                                                                            ------------

                                                                                                               VALUE
                       WARRANTS -- 0.1%+                                                      SHARES          (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       FOREIGN GOVERNMENT WARRANTS -- 0.0%
                       Foreign Government Warrants -- 0.0%
                       Central Bank of Nigeria Expires 11/15/20 (strike price
                         $250.00)(5)...............................................                750                0
                       Republic of Venezuela Expires 04/15/20 (strike price
                         $3.00)(5).................................................              2,650           37,100
                                                                                                            ------------
                                                                                                                 37,100
                                                                                                            ------------
                       UTILITIES -- 0.0%
                       Electric Utilities -- 0.0%
                       TNP Enterprises, Inc. Expires 04/01/11 (strike price
                         $0.01)*...................................................                600           18,000
                                                                                                            ------------
                       TOTAL WARRANTS (cost $22,867)...............................                              55,100
                                                                                                            ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $88,682,573)....                          91,065,627
                                                                                                            ------------

                                                                                             PRINCIPAL
                                                                                              AMOUNT
                                                                                          (DENOMINATED IN
                       REPURCHASE AGREEMENT -- 3.2%                                       LOCAL CURRENCY)
                       -------------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.30% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $3,023,108 and collateralized by
                         $2,560,000 of United States Treasury Notes, bearing
                         interest at 10.38% due 11/15/12 having an approximate
                         value of $3,086,894 (cost $3,023,000)(7)..................         $3,023,000      $ 3,023,000
                                                                                                            ------------

                       TOTAL INVESTMENTS --
                         (cost $91,705,573)@                            98.5%                                94,088,627
                       Other assets less liabilities --                  1.5                                  1,456,050
                                                                       ------                              -------------
                       NET ASSETS --                                   100.0%                              $ 95,544,677
                                                                       ======                              =============

              -----------------------------
                +  Non-income producing security.
                * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $16,399,137 representing 17.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
                @  See Note 3 for cost of investments on a tax basis.
               (1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
               (2) Variable rate security -- the rate reflected as of January
                   31, 2005; maturity date reflects next reset date.
               (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2005.
               (4) Bond in default
               (5) Fair valued security; see Note 2.
               (6) PIK ("Payment-in-Kind") Security. Payments made with
                   additional securities in lieu of cash.
               (7) The security or a portion thereof represents collateral for open futures contracts.
               (8) The security is subject to a debt restructuring plan, the terms of which are yet to be determined.

                                                           ---------------------

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                        UNREALIZED
                        NUMBER OF                                         EXPIRATION   VALUE AT      VALUE AS OF       APPRECIATION
                        CONTRACTS               DESCRIPTION                  DATE     TRADE DATE   JANUARY 31, 2005   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------------------
                        72   Short  U.S. Treasury 5 Year Note...........  March 2005  $7,872,230      $7,866,000         $6,230
                                                                                                                         -------

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                              CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR          DATE        APPRECIATION
                       ------------------------------------------------------------------------------
                     **EUR              600,00   USD          783,600     04/26/05       $  526
                       EUR             205,000   USD          267,835     04/26/05          284
                       EUR           1,449,000   USD        1,893,420     04/26/05        2,295
                       EUR              35,000   USD           45,735     04/26/05           55
                                                                                         -------
                                                                                         $3,160
                                                                                         -------

                              CONTRACT                    IN             DELIVERY    GROSS UNREALIZED
                             TO DELIVER              EXCHANGE FOR          DATE        DEPRECIATION
                       ------------------------------------------------------------------------------
                       **USD           130,723   EUR          100,000     04/26/05       $ (211)
                                                                                         -------
                       Net Unrealized Appreciation (Depreciation).................       $2,949
                                                                                         =======

              -----------------------------
              ** Represents open forward foreign currency contracts and
                 offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
EUR -- Euro
USD -- United States Dollar

              See Notes to Financial Statements

---------------------
    52

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Agencies......................      14.3%
      Financial Services............................      11.8
      Banks.........................................       7.0
      Energy Services...............................       5.2
      Telecommunications............................       5.0
      Retail........................................       4.8
      Broadcasting & Media..........................       4.2
      Medical Products..............................       4.2
      Aerospace & Military Technology...............       4.1
      Food, Beverage & Tobacco......................       3.7
      Drugs.........................................       3.6
      Multi-Industry................................       3.4
      Computers & Business Equipment................       2.9
      Machinery.....................................       2.7
      Household Products............................       2.4
      Leisure & Tourism.............................       2.4
      Electronics...................................       2.1
      Computer Software.............................       2.0
      Chemicals.....................................       1.9
      Health Services...............................       1.7
      Foreign Government Bonds......................       1.4
      Repurchase Agreements.........................       1.3
      U.S. Treasuries...............................       1.3
      Communication Equipment.......................       1.2
      Insurance.....................................       1.0
      Transportation................................       1.0
      Electric Utilities............................       0.8
      Telephone.....................................       0.6
      Apparel & Textiles............................       0.4
      Automotive....................................       0.4
      Energy Sources................................       0.4
      Internet Content..............................       0.4
      Real Estate Companies.........................       0.2
      Gas & Pipeline Utilities......................       0.2
      Metals & Minerals.............................       0.2
      Business Services.............................       0.1
                                                      --------
                                                         100.3%
                                                      ========

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SUNAMERICA BALANCED PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 65.2%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.0%
                       Apparel & Textiles -- 0.4%
                       Nike, Inc., Class B.........................................      13,200   $  1,143,516
                       Retail -- 4.6%
                       AnnTaylor Stores Corp. .....................................      45,000        967,050
                       Bed Bath & Beyond, Inc.+....................................      50,000      2,014,500
                       Home Depot, Inc. ...........................................      45,000      1,856,700
                       Target Corp. ...............................................      45,000      2,284,650
                       Wal-Mart Stores, Inc. ......................................     108,900      5,706,360
                       Williams-Sonoma, Inc.+......................................      50,000      1,730,000
                                                                                                  -------------
                                                                                                    15,702,776
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.7%
                       Food, Beverage & Tobacco -- 3.5%
                       Altria Group, Inc. .........................................      50,000      3,191,500
                       Coca-Cola Co. ..............................................      70,000      2,904,300
                       Diageo, PLC ADR.............................................      45,000      2,470,950
                       PepsiCo, Inc. ..............................................      43,800      2,352,060
                       Household Products -- 2.2%
                       Estee Lauder Cos., Inc., Class A............................      41,800      1,886,852
                       Gillette Co. ...............................................      50,000      2,536,000
                       Procter & Gamble Co. .......................................      50,200      2,672,146
                                                                                                  -------------
                                                                                                    18,013,808
                                                                                                  -------------
                       ENERGY -- 4.5%
                       Energy Services -- 4.5%
                       ChevronTexaco Corp. ........................................      38,800      2,110,720
                       ConocoPhillips..............................................      15,000      1,391,850
                       Exxon Mobil Corp. ..........................................     119,700      6,176,520
                       Schlumberger, Ltd. .........................................      32,000      2,177,280
                       Transocean, Inc.+...........................................      50,000      2,200,000
                                                                                                  -------------
                                                                                                    14,056,370
                                                                                                  -------------
                       FINANCE -- 12.7%
                       Banks -- 5.2%
                       Bank of America Corp. ......................................     117,100      5,429,927
                       Comerica, Inc. .............................................      44,100      2,551,626
                       North Fork Bancorp, Inc. ...................................      75,000      2,152,500
                       U.S. Bancorp................................................      96,500      2,899,825
                       Wells Fargo & Co. ..........................................      54,100      3,316,330
                       Financial Services -- 7.5%
                       American Express Co. .......................................      58,400      3,115,640
                       Capital One Financial Corp. ................................      48,100      3,765,268
                       Citigroup, Inc. ............................................     133,800      6,562,890
                       Goldman Sachs Group, Inc. ..................................      22,100      2,383,485
                       J.P. Morgan Chase & Co. ....................................      67,600      2,523,508
                       Merrill Lynch & Co., Inc. ..................................      60,000      3,604,200
                       Morgan Stanley..............................................      29,700      1,662,012
                                                                                                  -------------
                                                                                                    39,967,211
                                                                                                  -------------

---------------------
    54

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE -- 8.7%
                       Drugs -- 3.1%
                       Abbott Laboratories.........................................      50,000   $  2,251,000
                       Amgen, Inc.+................................................      39,200      2,439,808
                       Merck & Co., Inc. ..........................................      60,000      1,683,000
                       Pfizer, Inc. ...............................................     132,340      3,197,334
                       Health Services -- 1.4%
                       Pacificare Health Systems, Inc.+............................      30,000      1,845,900
                       Wellpoint, Inc.+............................................      22,000      2,673,000
                       Medical Products -- 4.2%
                       Becton Dickinson & Co. .....................................      32,800      1,858,120
                       Biogen Idec, Inc.+..........................................      17,000      1,104,320
                       Johnson & Johnson...........................................      72,600      4,697,220
                       Medtronic, Inc. ............................................      20,000      1,049,800
                       St. Jude Medical, Inc.+.....................................      51,600      2,026,848
                       Zimmer Holdings, Inc.+......................................      30,000      2,365,500
                                                                                                  -------------
                                                                                                    27,191,850
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 10.8%
                       Aerospace & Military Technology -- 4.1%
                       Ametek, Inc. ...............................................      60,000      2,292,000
                       General Dynamics Corp. .....................................      29,300      3,025,225
                       L-3 Communications Holdings, Inc. ..........................      45,000      3,213,450
                       United Technologies Corp. ..................................      43,300      4,359,444
                       Machinery -- 2.7%
                       Dover Corp. ................................................      75,000      2,872,500
                       ITT Industries, Inc. .......................................      25,000      2,132,250
                       Tyco International, Ltd. ...................................      96,900      3,501,966
                       Multi-Industry -- 3.4%
                       General Electric Co. .......................................     242,600      8,765,138
                       Roper Industries, Inc. .....................................      35,000      2,032,100
                       Transportation -- 0.6%
                       United Parcel Service, Inc., Class B........................      24,400      1,822,192
                                                                                                  -------------
                                                                                                    34,016,265
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 5.0%
                       Broadcasting & Media -- 3.3%
                       Comcast Corp., Class A+.....................................      75,000      2,414,250
                       News Corp. .................................................     140,000      2,380,000
                       Time Warner, Inc.+..........................................     181,800      3,272,400
                       Viacom, Inc., Class B.......................................      65,000      2,427,100
                       Leisure & Tourism -- 1.7%
                       Carnival Corp. .............................................      59,400      3,421,440
                       McDonald's Corp. ...........................................      60,000      1,943,400
                                                                                                  -------------
                                                                                                    15,858,590
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 11.2%
                       Communication Equipment -- 1.2%
                       Motorola, Inc. .............................................     120,000      1,888,800
                       QUALCOMM, Inc. .............................................      52,850      1,968,134
                       Computers & Business Equipment -- 2.9%
                       Dell, Inc.+.................................................      58,000      2,422,080
                       International Business Machines Corp. ......................      58,200      5,437,044
                       Xerox Corp.+................................................      80,000      1,270,400
                       Computer Software -- 2.0%
                       Microsoft Corp. ............................................     242,200      6,365,016

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 2.1%
                       Applied Materials, Inc.+....................................     117,200   $  1,863,480
                       Intel Corp. ................................................     109,600      2,460,520
                       Texas Instruments, Inc. ....................................      92,200      2,139,962
                       Internet Content -- 0.4%
                       eBay, Inc.+.................................................      15,000      1,222,500
                       Telecommunications -- 2.6%
                       BellSouth Corp. ............................................      75,000      1,968,000
                       Cisco Systems, Inc.+........................................     124,100      2,238,764
                       Nextel Communications, Inc., Class A+.......................      79,000      2,266,510
                       Verizon Communications, Inc. ...............................      50,600      1,800,854
                                                                                                  -------------
                                                                                                    35,312,064
                                                                                                  -------------
                       MATERIALS -- 1.6%
                       Chemicals -- 1.6%
                       Dow Chemical Co. ...........................................      60,000      2,982,000
                       du Pont (E.I.) de Nemours and Co. ..........................      45,000      2,140,200
                                                                                                  -------------
                                                                                                     5,122,200
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $191,436,272)......................                205,241,134
                                                                                                  -------------
                                                                                     PRINCIPAL
                       ASSET-BACKED SECURITIES -- 1.5%                                 AMOUNT
                       ----------------------------------------------------------------------------------------
                       FINANCE -- 1.5%
                       Financial Services -- 1.5%
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         1998-C1 A1B 6.48% due 05/17/40(5).........................  $2,500,000      2,683,000
                       Residential Funding Mtg. Securities II, Series 2004-HI1 A3
                         3.05% due 07/25/16........................................   2,017,000      1,979,959
                                                                                                  -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $4,551,139).............                  4,662,959
                                                                                                  -------------
                       BONDS & NOTES -- 29.1%
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.6%
                       Automotive -- 0.4%
                       Delphi Corp. 6.50% due 08/15/13.............................     339,000        327,603
                       General Motors Corp. 8.38% due 07/15/33.....................     489,000        492,411
                       General Motors Corp. 8.80% due 03/01/21.....................     441,000        465,163
                       Retail -- 0.2%
                       Rent-Way, Inc. 11.88% due 06/15/10..........................     150,000        166,500
                       Wal-Mart Stores, Inc. 4.00% due 01/15/10....................     457,000        455,404
                                                                                                  -------------
                                                                                                     1,907,081
                                                                                                  -------------
                       CONSUMER STAPLES -- 0.4%
                       Food, Beverage & Tobacco -- 0.2%
                       Coca-Cola Enterprises, Inc. 8.50% due 02/01/22..............     259,000        351,448
                       Pepsico, Inc. 3.20% due 05/15/07............................     334,000        331,128
                       Household Products -- 0.2%
                       Maytag Corp. 5.00% due 05/15/15.............................     463,000        420,188
                       Revlon Consumer Products Corp. 8.63% due 02/01/08...........      50,000         44,625
                       Sealed Air Corp. 6.88% due 07/15/33*........................     186,000        206,158
                                                                                                  -------------
                                                                                                     1,353,547
                                                                                                  -------------

---------------------
    56

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 0.9%
                       Energy Services -- 0.7%
                       Duke Energy Co. 5.30% due 10/01/15..........................  $  305,000   $    315,683
                       El Paso Production Holding Co. 7.75% due 06/01/13...........     400,000        416,000
                       Enterprise Products Operating LP 5.60% due 10/15/14*........     186,000        190,596
                       FPL Group Capital, Inc. 4.09% due 02/16/07..................     305,000        306,998
                       Hanover Compressor Co. 9.00% due 06/01/14...................     125,000        137,500
                       Phillips Petroleum Co. 7.00% due 03/30/29...................     498,000        607,091
                       Seitel, Inc. 11.75% due 07/15/11*...........................     150,000        168,000
                       Energy Sources -- 0.2%
                       Calpine Corp. 4.75% due 11/15/23............................     200,000        152,750
                       Indiantown Cogeneration LP 9.26% due 12/15/10...............     125,771        140,774
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......     212,000        251,750
                                                                                                  -------------
                                                                                                     2,687,142
                                                                                                  -------------
                       FINANCE -- 5.2%
                       Banks -- 1.6%
                       American Express Centurion Bank 2.64% due 11/16/09..........     183,000        183,075
                       BankBoston Capital Trust IV 3.04% due 06/08/28(4)...........     307,000        296,235
                       Credit Suisse First Boston 6.50% due 05/01/08...............     183,000        196,349
                       First Maryland Capital II 3.01% due 02/01/27(4).............     271,000        262,927
                       HSBC Bank USA 5.88% due 11/01/34............................     372,000        389,328
                       Huntington National Bank 8.00% due 04/01/10.................     335,000        387,608
                       Key Bank NA 4.10% due 06/30/05..............................     341,000        342,895
                       Key Bank NA 7.00% due 02/01/11..............................     123,000        138,039
                       National City Bank 3.38% due 10/15/07.......................     360,000        356,796
                       Popular North America, Inc. 6.13% due 10/15/06..............     491,000        509,093
                       Rabobank Capital Funding III Trust 5.25% due 12/31/16*(3)...     338,000        338,584
                       Sovereign Bank 4.00% due 02/01/08...........................     305,000        304,990
                       US Bank NA 3.70% due 08/01/07...............................     289,000        288,396
                       US Bank NA 3.90% due 08/15/08...............................      54,000         53,956
                       Wachovia Corp. 6.61% due 10/01/25...........................     372,000        424,652
                       Washington Mutual, Inc. 4.38% due 01/15/08..................     152,000        153,623
                       Wells Fargo & Co. 4.20% due 01/15/10........................     174,000        174,232
                       Wells Fargo & Co. 5.13% due 09/01/12........................     242,000        251,114
                       Financial Services -- 2.8%
                       Caterpillar Financial Services 4.75% due 02/17/15...........     244,000        245,254
                       Citigroup, Inc. 5.00% due 09/15/14..........................     167,000        169,548
                       Consolidated Communications Holdings 9.75% due 04/01/12*....     480,000        518,400
                       Countrywide Home Loans, Inc. 5.50% due 08/01/06.............     457,000        469,454
                       CSX Corp. 7.25% due 05/01/27................................     186,000        224,347
                       Duke Capital Corp. 8.00% due 10/01/19.......................     305,000        375,092
                       Ford Motor Credit Co. 4.95% due 01/15/08....................     305,000        302,452
                       Ford Motor Credit Co. 5.70% due 01/15/10....................     198,000        197,393
                       Ford Motor Credit Co. 7.38% due 10/28/09....................     323,000        343,944
                       General Electric Capital Corp. MTN 2.80% due 01/15/07.......     362,000        356,278
                       General Electric Capital Corp. Series MTNA 4.38% due
                         11/21/11..................................................     305,000        302,936
                       General Electric Capital Corp. Series MTNA 5.38% due
                         03/15/07..................................................     305,000        315,388
                       General Electric Capital Corp. Series MTNA 5.88% due
                         02/15/12..................................................     457,000        494,165
                       General Motors Acceptance Corp. 6.88% due 09/15/11..........     796,000        799,317
                       Household Finance Corp. 6.38% due 10/15/11..................     305,000        336,408
                       J.P. Morgan Chase & Co. 5.25% due 05/30/07..................     395,000        408,655
                       J.P. Morgan Chase & Co. 6.63% due 03/15/12..................     341,000        381,800
                       Lehman Brothers Holdings, Inc. 4.25% due 01/27/10...........     152,000        151,542
                       Lehman Brothers Holdings, Inc. 4.80% due 03/13/14...........     152,000        151,180
                       Merrill Lynch & Co., Inc. 5.00% due 01/15/15................     152,000        152,469
                       Morgan Stanley 4.00% due 01/15/10...........................      34,000         33,539
                       PNC Funding Corp. 5.75% due 08/01/06........................     333,000        343,710
                       Pricoa Global Funding I 4.35% due 06/15/08*.................     181,000        182,975
                       PX Escrow Corp. 9.63% due 02/01/06(2).......................      75,000         73,125
                       Salomon Smith Barney Holdings, Inc. 5.88% due 03/15/06......     395,000        405,826
                       TIAA Global Markets, Inc. 4.13% due 11/15/07*...............     251,000        252,972

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Tyco International Group SA Participation Certificate Trust
                         4.44% due 06/15/07*.......................................  $  290,000   $    293,360
                       Washington Mutual Bank FA 5.50% due 01/15/13................     341,000        357,083
                       Weyerhaeuser Co. 5.50% due 03/15/05.........................     102,000        102,235
                       Insurance -- 0.8%
                       Allstate Corp. 7.20% due 12/01/09...........................     341,000        384,785
                       Americo Life, Inc. 7.88% due 05/01/13*......................     186,000        199,875
                       Assurant, Inc. 6.75% due 02/15/34...........................     186,000        208,657
                       Chukchansi Economic Development Authority 14.50% due
                         06/15/09*.................................................     250,000        313,750
                       Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15.........     150,000        155,250
                       Fidelity National Financial, Inc. 7.30% due 08/15/11........     586,000        634,193
                       Metropolitan Life Global Funding 4.75% due 06/20/07*........     396,000        404,626
                       Ohio Casualty Corp. 7.30% due 06/15/14......................     277,000        301,868
                                                                                                  -------------
                                                                                                    16,395,743
                                                                                                  -------------
                       HEALTHCARE -- 0.8%
                       Drugs -- 0.5%
                       Cardinal Health, Inc. 6.00% due 01/15/06....................     425,000        432,544
                       Merck & Co., Inc. 2.50% due 03/30/07........................     183,000        178,313
                       Merck & Co., Inc. 5.95% due 12/01/28........................     176,000        187,159
                       Pfizer, Inc. 2.50% due 03/15/07.............................     395,000        385,963
                       Schering-Plough Corp. 6.50% due 12/01/33(4).................     205,000        236,590
                       Wyeth 6.95% due 03/15/11....................................     171,000        191,862
                       Health Services -- 0.3%
                       Allegiance Corp. 7.00% due 10/15/26.........................     186,000        202,659
                       Community Health Systems, Inc. 6.50% due 12/15/12*..........     150,000        150,000
                       Coventry Health Care, Inc. 6.13% due 01/15/15*..............     279,000        283,185
                       HCA, Inc. 6.95% due 05/01/12................................     150,000        157,949
                       Tenet Healthcare Corp. 6.50% due 06/01/12...................     200,000        178,000
                                                                                                  -------------
                                                                                                     2,584,224
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.5%
                       Business Services -- 0.1%
                       PHH Corp. 6.00% due 03/01/08................................     305,000        320,450
                       Machinery -- 0.0%
                       Tekni-Plex, Inc., Series B 12.75% due 06/15/10..............      85,000         78,413
                       Transportation -- 0.4%
                       Burlington Northern Santa Fe 8.13% due 04/15/20.............     259,000        339,721
                       Hertz Corp. 4.70% due 10/02/06..............................      46,000         46,170
                       Hertz Corp. 6.90% due 08/15/14..............................     101,000        103,401
                       Hertz Corp. 7.63% due 06/01/12..............................     183,000        197,817
                       Norfolk Southern Corp. 9.00% due 03/01/21...................     269,000        370,913
                                                                                                  -------------
                                                                                                     1,456,885
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 1.6%
                       Broadcasting & Media -- 0.9%
                       Charter Communications Holdings, LLC 11.13% due 01/15/11....     710,000        599,950
                       Cox Communications, Inc. 7.75% due 11/01/10.................     524,000        599,479
                       Cox Enterprises, Inc. 8.00% due 02/15/07*...................     186,000        198,533
                       CSC Holdings, Inc. 7.88% due 02/15/18.......................     125,000        140,312
                       Liberty Media Corp. 3.99% due 09/17/06(4)...................     308,000        311,601
                       MJD Communications, Inc. 9.50% due 05/01/08.................     375,000        380,625
                       Time Warner Entertainment Co. 8.38% due 03/15/23............     595,000        759,126
                       Leisure & Tourism -- 0.7%
                       American Airlines, Inc. 2001 A Pass Through 6.82% due
                         05/23/11..................................................     275,000        260,829
                       Atlas Air, Inc. Series 99-1B Pass Through 7.63% due
                         01/02/15..................................................     720,560        548,042
                       Continental Airlines, Inc., Series 991C Pass Through 6.95%
                         due 08/02/09..............................................     176,907        141,054
                       Delta Air Lines, Inc. 10.00% due 08/15/08...................     125,000         71,875

---------------------
    58

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Hilton Hotels Corp. 7.50% due 12/15/17......................  $  368,000   $    431,103
                       Hilton Hotels Corp. 7.95% due 04/15/07......................     369,000        398,722
                       MGM Mirage, Inc. 5.88% due 02/27/14.........................     225,000        220,500
                       Riviera Holdings Corp. 11.00% due 06/15/10..................      35,000         39,200
                       Six Flags, Inc. 4.50% due 05/15/15..........................      60,000         58,650
                                                                                                  -------------
                                                                                                     5,159,601
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 1.8%
                       Computer Services -- 0.0%
                       Computer Sciences Corp. 6.75% due 06/15/06..................      54,000         56,232
                       Telecommunications -- 1.8%
                       ALLTEL Corp. 7.00% due 03/15/16.............................     152,000        177,193
                       American Cellular Corp. 10.00% due 08/01/11.................     540,000        498,150
                       AT&T Wireless Services, Inc. 7.35% due 03/01/06.............     427,000        444,408
                       Cox Communications, Inc. 7.75% due 08/15/06.................     190,000        200,754
                       GTE Corp. 6.94% due 04/15/28................................     372,000        425,718
                       IPCS, Inc. 11.50% due 05/01/12..............................     675,000        771,188
                       LCI International, Inc. 7.25% due 06/15/07..................     905,000        877,850
                       New England Telephone & Telegraph Co. 7.88% due 11/15/29....     558,000        690,409
                       Rural Cellular Corp. 9.75% due 01/15/10.....................     500,000        482,500
                       TCI Communications, Inc. 7.88% due 02/15/26.................     223,000        278,792
                       United States West Communications, Inc. 7.13% due
                         11/15/43..................................................     375,000        334,688
                       Verizon New York, Inc. 7.38% due 04/01/32...................     232,000        273,099
                                                                                                  -------------
                                                                                                     5,510,981
                                                                                                  -------------
                       MATERIALS -- 0.3%
                       Chemicals -- 0.3%
                       du Pont (E.I.) de Nemours and Co. 4.13% due 04/30/10........      54,000         54,124
                       Huntsman, LLC 11.63% due 10/15/10...........................     240,000        279,600
                       Rohm & Haas Co. 7.85% due 07/15/29..........................     215,000        286,384
                       RPM International, Inc. 4.45% due 10/15/09*.................     259,000        254,671
                       Forest Products -- 0.0%
                       Weyerhaeuser Co. 6.13% due 03/15/07.........................     147,000        154,028
                                                                                                  -------------
                                                                                                     1,028,807
                                                                                                  -------------
                       REAL ESTATE -- 0.2%
                       Real Estate Companies -- 0.2%
                       Colonial Realty LP 4.75% due 02/01/10.......................     305,000        306,070
                       EOP Operating LP 8.38% due 03/15/06.........................     316,000        331,557
                                                                                                  -------------
                                                                                                       637,627
                                                                                                  -------------
                       U.S. GOVERNMENT AGENCIES -- 14.3%
                       U.S. Government Agencies -- 14.3%
                       Federal Farm Credit Bank 2.63% due 09/17/07.................     625,000        610,333
                       Federal Home Loan Mtg. Corp. 3.38% due 08/23/07.............     588,000        582,922
                       Federal Home Loan Mtg. Corp. 4.50% due 01/15/14.............     800,000        803,734
                       Federal Home Loan Mtg. Corp. 4.50% due 04/01/19.............   4,635,920      4,639,076
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/19.............     236,127        240,004
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............   3,417,943      3,415,061
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/34.............   2,243,101      2,241,210
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/34.............     940,829        959,608
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............   2,586,998      2,673,445
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/16.............     245,875        259,810
                       Federal Home Loan Mtg. Corp. 6.88% due 09/15/10.............     545,000        620,201
                       Federal Home Loan Mtg. Corp. 7.00% due 04/01/32.............     499,156        528,142
                       Federal National Mtg. Assoc. 3.25% due 06/28/06.............     617,000        615,584
                       Federal National Mtg. Assoc. 3.41% due 08/30/07.............     800,000        794,010
                       Federal National Mtg. Assoc. 3.63% due 05/15/07.............     515,000        513,086
                       Federal National Mtg. Assoc. 4.50% due February TBA.........   1,000,000        975,938
                       Federal National Mtg. Assoc. 5.00% due 03/01/18.............     797,047        810,555

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............  $   58,305   $     59,494
                       Federal National Mtg. Assoc. 5.00% due 07/01/18.............     437,505        444,920
                       Federal National Mtg. Assoc. 5.00% due 08/01/18.............     338,493        344,230
                       Federal National Mtg. Assoc. 5.00% due 09/01/18.............   1,209,953      1,230,458
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............     281,163        285,863
                       Federal National Mtg. Assoc. 5.00% due 07/01/33.............   2,559,269      2,559,558
                       Federal National Mtg. Assoc. 5.00% due February TBA.........     800,000        798,000
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............   1,575,376      1,626,967
                       Federal National Mtg. Assoc. 5.50% due 06/01/19.............     176,689        182,402
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............   6,190,013      6,311,088
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............     502,721        526,435
                       Federal National Mtg. Assoc. 6.00% due 12/01/33.............   1,701,421      1,756,930
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............     900,911        930,322
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............     894,721        924,988
                       Federal National Mtg. Assoc. 6.50% due 09/01/32.............   2,468,507      2,584,455
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............     397,842        416,279
                       Federal National Mtg. Assoc. 6.63% due 11/15/30.............     345,000        425,715
                       Government National Mtg. Assoc. 5.50% due 01/15/34..........   1,856,084      1,906,244
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........       2,689          2,887
                       Government National Mtg. Assoc. 7.50% due 01/15/32..........     496,093        532,503
                                                                                                  -------------
                                                                                                    45,132,457
                                                                                                  -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.3%
                       U.S. Treasuries -- 1.3%
                       United States Treasury Bonds 5.38% due 02/15/31.............   2,523,000      2,822,311
                       United States Treasury Notes 2.50% due 10/31/06.............     142,000        140,281
                       United States Treasury Notes 3.00% due 12/31/06.............     362,000        360,246
                       United States Treasury Notes 3.13% due 01/31/07.............     305,000        304,094
                       United States Treasury Notes 3.50% due 12/15/09.............     305,000        302,439
                       United States Treasury Notes 4.25% due 08/15/14.............      91,000         91,842
                       United States Treasury Notes 4.25% due 11/15/14.............      11,000         11,102
                                                                                                  -------------
                                                                                                     4,032,315
                                                                                                  -------------
                       UTILITIES -- 1.2%
                       Electric Utilities -- 0.8%
                       AES Corp. 7.75% due 03/01/14................................     800,000        847,000
                       Alabama Power Co. 2.80% due 12/01/06........................     341,000        336,029
                       Entergy Arkansas, Inc. 5.66% due 02/01/25...................     423,000        430,106
                       Raytheon Co. 6.40% due 12/15/18.............................     305,000        340,666
                       Reliant Resources, Inc. 9.50% due 07/15/13..................     300,000        336,000
                       Virginia Electric & Power Co. 5.75% due 03/31/06............     246,000        252,273
                       Gas & Pipeline Utilities -- 0.2%
                       NGC Corp. Capital Trust 8.32% due 06/01/27..................     550,000        451,000
                       Williams Cos., Inc. 7.88% due 09/01/21......................     100,000        113,500
                       Telephone -- 0.2%
                       Ameritech Capital Funding Corp. 6.45% due 01/15/18..........     258,000        282,967
                       Sprint Capital Corp. 6.88% due 11/15/28.....................     372,000        416,007
                                                                                                  -------------
                                                                                                     3,805,548
                                                                                                  -------------
                       TOTAL BONDS & NOTES (cost $90,912,997)......................                 91,691,958
                                                                                                  -------------
                       FOREIGN BONDS & NOTES -- 3.2%
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 0.2%
                       Energy Services -- 0.0%
                       Gazprom International SA 7.20% due 02/01/20*................     146,000        154,760

---------------------
    60

                                                                                     PRINCIPAL        VALUE
                       FOREIGN BONDS & NOTES (CONTINUED)                               AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 0.2%
                       Calpine Canada Energy Finance 8.50% due 05/01/08............  $  550,000   $    404,250
                                                                                                  -------------
                                                                                                       559,010
                                                                                                  -------------
                       FINANCE -- 0.4%
                       Banks -- 0.2%
                       European Investment Bank 4.00% due 03/15/05.................     256,000        256,520
                       HBOS, PLC 3.50% due 11/30/07*...............................     396,000        392,319
                       Financial Services -- 0.0%
                       Royal KPN NV 7.50% due 10/01/05.............................     231,000        237,369
                       Insurance -- 0.2%
                       XL Capital, Ltd. 6.38% due 11/15/24.........................     459,000        489,205
                                                                                                  -------------
                                                                                                     1,375,413
                                                                                                  -------------
                       FOREIGN GOVERNMENT BONDS -- 1.4%
                       Foreign Government Bonds -- 1.4%
                       Federal Republic of Brazil 8.00% due 04/15/14...............     345,380        353,566
                       Federal Republic of Brazil 8.75% due 02/04/25...............     382,000        376,690
                       Federal Republic of Brazil 11.00% due 08/17/40..............     400,000        463,000
                       Government of Russia 3.00% due 05/14/08.....................     300,000        279,840
                       Quebec Province Canada 7.50% due 09/15/29...................     338,000        452,213
                       Republic of Hungary 4.75% due 02/03/15......................     312,000        313,134
                       Republic of Italy 3.75% due 12/14/07........................     290,000        289,296
                       Republic of Panama 7.25% due 03/15/15.......................      55,000         56,238
                       Republic of Turkey 9.00% due 06/30/11.......................     265,000        299,450
                       Republic of Venezuela 8.50% due 10/08/14....................     140,000        142,450
                       Russian Federation 5.00% due 03/31/30(2)....................     670,000        703,366
                       Russian Federation 5.00% due 03/31/30*(2)...................     173,000        181,434
                       United Mexican States 6.75% due 09/27/34....................     154,000        157,080
                       United Mexican States 7.50% due 04/08/33....................     199,000        222,581
                                                                                                  -------------
                                                                                                     4,290,338
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 0.0%
                       Machinery -- 0.0%
                       Atlas Copco AB 6.50% due 04/01/08*..........................     123,000        130,618
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 0.6%
                       Broadcasting & Media -- 0.0%
                       Telenet Group Holding NV 11.50% due 06/15/14*(2)............     575,000        437,000
                       Telecommunications -- 0.6%
                       British Telecom, PLC 7.63% due 12/15/05.....................      54,000         56,057
                       France Telecom SA 9.25% due 03/01/31........................     372,000        517,175
                       TELUS Corp. 7.50% due 06/01/07..............................     290,000        313,135
                       TELUS Corp. 8.00% due 06/01/11..............................     341,000        403,502
                                                                                                  -------------
                                                                                                     1,726,869
                                                                                                  -------------
                       MATERIALS -- 0.2%
                       Metals & Minerals -- 0.2%
                       Noranda, Inc. 6.00% due 10/15/15............................     583,000        607,051
                                                                                                  -------------
                       UTILITIES -- 0.4%
                       Telephone -- 0.4%
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30(4)...............................................     564,000        762,977
                       Telecom Italia Capital SA 4.00% due 01/15/10*...............     335,000        327,112
                                                                                                  -------------
                                                                                                     1,090,089
                                                                                                  -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $9,509,995)...............                  9,779,388
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $296,410,403)...                311,375,439
                                                                                                  -------------

                                                           ---------------------

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENTS -- 1.3%                                   AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.90%, dated 01/31/05, to be repurchased
                         02/01/05 in the amount of $4,054,101 and collateralized by
                         $3,795,000 of United States Treasury Bonds, bearing
                         interest at 6.88%, due 08/15/25 and having an approximate
                         value of $4,136,607 (cost $4,054,000)(6). ................  $4,054,000   $  4,054,000
                       State Street Bank & Trust Co. Joint Repurchase
                         Agreement(1) .............................................      30,000         30,000
                                                                                                  -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $4,084,000)...............                  4,084,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $300,494,403)@                            100.3%                    315,459,439
                       Liabilities in excess of other assets --           (0.3)                       (899,517)
                                                                         ------                   -------------
                       NET ASSETS --                                     100.0%                   $314,559,922
                                                                         ======                   =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $5,578,928 representing 1.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
               @ See Note 3 for cost of investments on a tax basis
              (1) See Note 2 for detail of Joint Repurchase Agreement
              (2) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (3) Variable rate security -- the rate reflected is as of January
                  31, 2005; maturity date reflects next reset date.
              (4) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of January 31, 2005.
              (5) Collateralized Mortgage Obligation
              (6) The security or a portion thereof represents collateral for
                  TBAs.
              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

              See Notes to Financial Statements

---------------------
    62

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      U.S. Government Treasuries....................    19.8%
      Financial Services............................    11.0
      Government Obligations........................    10.3
      Energy Services...............................     6.7
      Banks.........................................     5.8
      Telecommunications............................     4.7
      Broadcasting & Media..........................     4.1
      Food, Beverage & Tobacco......................     3.7
      Insurance.....................................     3.6
      Drugs.........................................     3.5
      Energy Sources................................     2.4
      Telephone.....................................     2.3
      Aerospace & Military Technology...............     2.1
      Forest Products...............................     2.1
      Chemicals.....................................     1.8
      Machinery.....................................     1.7
      Medical Products..............................     1.6
      Business Services.............................     1.3
      Multi-Industry................................     1.3
      Health Services...............................     0.9
      Retail........................................     0.9
      Apparel & Textiles............................     0.7
      Communication Equipment.......................     0.7
      Internet Software.............................     0.7
      Electrical Utilities..........................     0.6
      Household Products............................     0.5
      Real Estates Trusts...........................     0.5
      Automotive....................................     0.4
      Computer & Business Equipment.................     0.4
      Electronics...................................     0.4
      Entertainment Products........................     0.4
      Foreign Government Bonds......................     0.4
      Housing.......................................     0.4
      Computer Services.............................     0.3
      Computer Software.............................     0.3
      Gas & Pipeline Utilities......................     0.3
      Leisure & Tourism.............................     0.3
      Metals & Minerals.............................     0.3
      Real Estate Companies.........................     0.3
      Transportation................................     0.3
      Building Materials............................     0.1
      Electrical Equipment..........................     0.1
                                                       -----
                                                       100.0%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS TOTAL RETURN PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 58.1%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.1%
                       Apparel & Textiles -- 0.7%
                       Gap, Inc. ..................................................      301,920   $  6,645,259
                       Automotive -- 0.1%
                       Toyota Motor Corp.(6) ......................................       29,000      1,133,251
                       Housing -- 0.4%
                       Masco Corp. ................................................      100,410      3,695,088
                       Retail -- 0.9%
                       Family Dollar Stores, Inc. .................................       40,170      1,343,687
                       Home Depot, Inc. ...........................................        8,250        340,395
                       Officemax, Inc. ............................................       48,800      1,440,088
                       Rite Aid Corp.+.............................................      568,760      2,013,410
                       TJX Cos., Inc. .............................................      117,950      2,953,468
                                                                                                   -------------
                                                                                                     19,564,646
                                                                                                   -------------
                       CONSUMER STAPLES -- 3.8%
                       Food, Beverage & Tobacco -- 3.3%
                       Altria Group, Inc. .........................................      128,590      8,207,900
                       Archer-Daniels-Midland Co. .................................      116,810      2,826,802
                       Diageo, PLC(6)..............................................       57,680        786,179
                       General Mills, Inc. ........................................      116,460      6,171,215
                       H.J. Heinz Co. .............................................       76,140      2,878,853
                       Kellogg Co. ................................................       59,890      2,673,490
                       Nestle SA(6)................................................        3,309        867,256
                       PepsiCo, Inc. ..............................................       92,900      4,988,730
                       Sara Lee Corp. .............................................       66,980      1,572,690
                       Household Products -- 0.5%
                       Colgate-Palmolive Co. ......................................       20,060      1,053,953
                       Kimberly-Clark Corp. .......................................       60,020      3,931,910
                                                                                                   -------------
                                                                                                     35,958,978
                                                                                                   -------------
                       ENERGY -- 8.3%
                       Energy Services -- 6.0%
                       BJ Services Co. ............................................       46,590      2,238,649
                       BP, PLC ADR.................................................      155,690      9,282,238
                       Cinergy Corp. ..............................................       45,670      1,840,044
                       ConocoPhillips..............................................       43,920      4,075,337
                       Dominion Resources, Inc. ...................................       61,890      4,293,928
                       EnCana Corp. ...............................................       33,210      1,962,379
                       Energy East Corp. ..........................................        2,530         66,286
                       Entergy Corp. ..............................................       51,620      3,588,622
                       Exelon Corp. ...............................................       43,720      1,934,610
                       Exxon Mobil Corp. ..........................................      155,366      8,016,886
                       FirstEnergy Corp. ..........................................        3,660        145,522
                       FPL Group, Inc. ............................................        3,600        275,904
                       GlobalSantaFe Corp. ........................................      184,550      6,525,688
                       Noble Corp.+ ...............................................      148,340      7,913,939
                       PPL Corp. ..................................................       46,070      2,487,780

---------------------
    64

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       Public Service Enterprise Group, Inc. ......................       12,700   $    669,925
                       Schlumberger, Ltd. .........................................        3,970        270,119
                       TXU Corp. ..................................................       17,640      1,220,688
                       Energy Sources -- 2.3%
                       Calpine Corp.+ .............................................      964,130      3,210,553
                       Cooper Cameron Corp.+ ......................................       70,130      3,956,033
                       Devon Energy Corp. .........................................      149,670      6,087,079
                       EOG Resources, Inc. ........................................       21,170      1,571,873
                       Total SA Sponsored ADR......................................       36,550      3,930,952
                       Unocal Corp. ...............................................       57,700      2,744,789
                                                                                                   -------------
                                                                                                     78,309,823
                                                                                                   -------------
                       FINANCE -- 14.6%
                       Banks -- 4.7%
                       Bank of America Corp. ......................................      352,962     16,366,848
                       Mellon Financial Corp. .....................................      311,100      9,130,785
                       PNC Financial Services Group, Inc. .........................      167,040      8,998,445
                       SunTrust Banks, Inc. .......................................       93,930      6,764,838
                       U.S. BanCorp. ..............................................       69,038      2,074,592
                       Wells Fargo & Co. ..........................................       25,660      1,572,958
                       Financial Services -- 6.7%
                       American Express Co. .......................................       62,700      3,345,045
                       Citigroup, Inc. ............................................      290,223     14,235,438
                       Fannie Mae..................................................       58,440      3,774,055
                       Franklin Resources, Inc. ...................................       24,240      1,644,926
                       Freddie Mac.................................................      101,890      6,652,398
                       Goldman Sachs Group, Inc. ..................................       43,270      4,666,670
                       J.P. Morgan Chase & Co. ....................................      350,094     13,069,009
                       Lehman Brothers Holdings, Inc. .............................       10,350        943,817
                       MBNA Corp. .................................................      104,700      2,782,926
                       Merrill Lynch & Co., Inc. ..................................      147,292      8,847,830
                       Morgan Stanley..............................................       68,280      3,820,949
                       Insurance -- 3.2%
                       AFLAC, Inc. ................................................       63,420      2,505,724
                       Allstate Corp. .............................................      177,030      8,929,393
                       Chubb Corp. ................................................       11,230        836,411
                       Conseco, Inc.+ .............................................      235,410      4,484,561
                       Hartford Financial Services Group, Inc. ....................      116,970      7,870,911
                       MetLife, Inc. ..............................................      141,140      5,610,315
                                                                                                   -------------
                                                                                                    138,928,844
                                                                                                   -------------
                       HEALTHCARE -- 5.9%
                       Drugs -- 3.5%
                       Abbott Laboratories.........................................      170,040      7,655,201
                       Eli Lilly and Co. ..........................................        7,510        407,342
                       Merck & Co., Inc. ..........................................      433,540     12,160,797
                       Novartis AG(6)..............................................       17,100        818,750
                       Pfizer, Inc. ...............................................       22,910        553,506
                       Roche Holding AG(6).........................................       10,410      1,109,260
                       Wyeth.......................................................      269,110     10,664,829
                       Health Services -- 0.8%
                       Apria Healthcare Group, Inc.+ ..............................       85,480      2,803,744
                       HCA, Inc. ..................................................       32,020      1,425,530
                       Tenet Healthcare Corp.+ ....................................      361,720      3,591,880

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 1.6%
                       Baxter International, Inc. .................................       25,440   $    858,854
                       Boston Scientific Corp.+ ...................................       26,440        874,106
                       Johnson & Johnson...........................................      149,920      9,699,824
                       MedImmune, Inc.+ ...........................................      133,670      3,161,964
                                                                                                   -------------
                                                                                                     55,785,587
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.2%
                       Aerospace & Military Technology -- 1.8%
                       Lockheed Martin Corp. ......................................      185,880     10,745,722
                       Northrop Grumman Corp. .....................................       47,610      2,470,007
                       United Technologies Corp. ..................................       38,760      3,902,357
                       Business Services -- 1.0%
                       Accenture, Ltd., Class A+ ..................................      146,630      3,819,711
                       Cendant Corp. ..............................................       90,910      2,140,930
                       Fiserv, Inc.+ ..............................................       13,670        522,878
                       Interpublic Group of Cos., Inc.+ ...........................      221,900      2,895,795
                       Electrical Equipment -- 0.1%
                       Hubbell, Inc., Class B......................................       18,530        917,606
                       Machinery -- 1.7%
                       Caterpillar, Inc. ..........................................       21,150      1,884,465
                       Cooper Industries, Ltd., Class A............................       16,560      1,150,920
                       Deere & Co. ................................................       25,590      1,776,714
                       Finning, Ltd. ..............................................        2,300         65,415
                       Illinois Tool Works, Inc. ..................................       12,380      1,076,812
                       Ingersoll-Rand Co., Class A.................................       11,500        855,370
                       ITT Industries, Inc. .......................................       10,600        904,074
                       Sandvik AB(6)...............................................       34,510      1,407,449
                       SPX Corp. ..................................................       46,000      1,927,400
                       Tyco International, Ltd. ...................................      151,160      5,462,923
                       Multi-Industry -- 1.3%
                       3M Co. .....................................................       12,740      1,074,746
                       General Electric Co. .......................................      252,350      9,117,406
                       Nalco Holding Co.+ .........................................       90,740      1,755,819
                       Transportation -- 0.3%
                       Burlington Northern Santa Fe Corp. .........................       39,420      1,899,256
                       CNF Transportation, Inc. ...................................        4,000        187,640
                       Union Pacific Corp. ........................................       11,030        657,388
                                                                                                   -------------
                                                                                                     58,618,803
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 4.4%
                       Broadcasting & Media -- 3.8%
                       Comcast Corp., Special Class A+ ............................      232,120      7,337,313
                       Dex Media, Inc. ............................................       51,070      1,194,527
                       Grupo Televisa SA Sponsored ADR.............................       11,580        681,251
                       News Corp. .................................................      115,280      1,959,760
                       Reed International, PLC(6)..................................      339,610      3,082,691
                       Time Warner, Inc.+ .........................................       36,740        661,320
                       Tribune Co. ................................................       39,900      1,595,202
                       Viacom, Inc., Class B.......................................      368,025     13,742,054
                       Walt Disney Co. ............................................      202,310      5,792,135
                       Entertainment Products -- 0.4%
                       Hasbro, Inc. ...............................................       34,480        675,808
                       Mattel, Inc. ...............................................      149,880      2,915,166

---------------------
    66

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 0.2%
                       Hilton Hotels Corp. ........................................       37,720   $    839,270
                       McDonald's Corp. ...........................................       35,670      1,155,352
                       Southwest Airlines Co. .....................................        9,390        135,967
                                                                                                   -------------
                                                                                                     41,767,816
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 6.6%
                       Communication Equipment -- 0.7%
                       Nokia Corp. ADR.............................................      453,270      6,925,966
                       Computers & Business Equipment -- 0.4%
                       Dell, Inc.+ ................................................       31,440      1,312,934
                       Hewlett-Packard Co. ........................................       34,400        673,896
                       International Business Machines Corp. ......................        3,530        329,773
                       Xerox Corp.+ ...............................................       55,840        886,739
                       Computer Services -- 0.3%
                       Computer Associates International, Inc. ....................      114,620      3,116,518
                       Computer Software -- 0.3%
                       Microsoft Corp. ............................................       53,680      1,410,710
                       Oracle Corp.+ ..............................................      107,330      1,477,934
                       Electronics -- 0.4%
                       Analog Devices, Inc. .......................................       53,820      1,931,600
                       Emerson Electric Co. .......................................       28,100      1,889,444
                       Internet Software -- 0.7%
                       Symantec Corp.+ ............................................      293,700      6,857,895
                       Telecommunications -- 3.8%
                       Cisco Systems, Inc.+ .......................................       43,110        777,704
                       Nortel Networks Corp.+ .....................................    2,440,620      7,932,015
                       SBC Communications, Inc. ...................................       95,980      2,280,485
                       Verizon Communications, Inc. ...............................      441,876     15,726,367
                       Vodafone Group, PLC Sponsored ADR...........................      356,612      9,264,780
                                                                                                   -------------
                                                                                                     62,794,760
                                                                                                   -------------
                       MATERIALS -- 4.0%
                       Chemicals -- 1.7%
                       Air Products and Chemicals, Inc. ...........................       57,280      3,374,365
                       Dow Chemical Co. ...........................................       63,180      3,140,046
                       du Pont (E.I.) de Nemours and Co. ..........................       47,790      2,272,892
                       Monsanto Co. ...............................................       25,490      1,379,774
                       PPG Industries, Inc. .......................................       65,350      4,494,773
                       Praxair, Inc. ..............................................        7,790        336,139
                       Syngenta AG+(6) ............................................       14,460      1,554,159
                       Forest Products -- 2.0%
                       Bowater, Inc. ..............................................      124,740      4,740,120
                       International Paper Co. ....................................      112,150      4,390,673
                       Owens-Illinois, Inc.+ ......................................      353,150      8,023,568
                       Smurfit-Stone Container Corp.+ .............................      113,330      1,704,483
                       Metals & Minerals -- 0.3%
                       BHP Billiton, PLC(6)........................................      125,560      1,554,756
                       Precision Castparts Corp. ..................................       20,150      1,416,545
                                                                                                   -------------
                                                                                                     38,382,293
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 2.2%
                       Electric Utilities -- 0.1%
                       NiSource, Inc. .............................................       57,741   $  1,322,269
                       Gas & Pipeline Utilities -- 0.2%
                       AGL Resources, Inc. ........................................       38,680      1,340,262
                       KeySpan Corp. ..............................................        6,620        261,291
                       Telephone -- 1.9%
                       Sprint Corp. (FON Group)....................................      764,200     18,210,886
                                                                                                   -------------
                                                                                                     21,134,708
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $480,416,563)......................                 551,246,258
                                                                                                   -------------
                                                                                      PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.2%                                 AMOUNT
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 2.2%
                       Banks -- 0.2%
                       First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56%
                         due 11/18/35(3)...........................................  $ 1,461,549      1,564,034
                       Financial Services -- 2.0%
                       AmeriCredit Automobile Receivables Trust, Series 2004-AF A3
                         2.18% due 07/07/08........................................      939,000        929,896
                       Bear Stearns Commercial Mtg. Secl One Auto Finance Trust,
                         Series 2002-A A4 4.79% due 01/15/09.......................      160,368        166,764
                       Capital One Auto Receivables Trust, Series 2004-AF A 4.79%
                         due 01/15/09..............................................    1,750,000      1,763,303
                       Chase Commercial Mtg. Securities Corp., Series 1998-2 A2
                         6.39% due 11/18/30(2).....................................    1,073,000      1,154,728
                       Chase Commercial Mtg. Securities Corp., Series 2000-2 A1
                         7.54% due 02/01/05(2).....................................      107,333        114,946
                       Citibank Credit Card Issuance Trust, Series 2001-C3 C3 6.65%
                         due 05/15/08..............................................      943,000        977,324
                       CPS Auto Receivables Trust, Series 2003-A A2 2.89% due
                         12/15/09*.................................................       64,985         64,193
                       Credit Suisse First Boston Mtg. Securities Corp., Series
                         2001-CK1 A3 6.38% due 12/16/35(2).........................      298,000        327,570
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-1 C 6.70% due
                         06/20/30*(2)..............................................      140,000        145,708
                       Crimmi Mae Commercial Mtg. Trust, Series 1998-C1 A2 7.00%
                         due 06/02/33*(2)..........................................      842,000        897,354
                       Deutsche Mtg & Asset Receiving Corp., Series 1998-C1 A2
                         6.54% due 06/15/31(2).....................................      846,021        896,736
                       Falcon Franchise Loan LLC 7.38% due 05/05/10................      249,454        262,802
                       First Union Commercial Mtg. Securities, Inc., Series 1997--
                         C2 A3 6.65% due 11/18/29(2)...............................      232,615        246,510
                       First Union Commercial Mtg. Securities, Inc., Series 1997-C1
                         A3 7.38% due 04/18/29(2)..................................      231,866        245,530
                       Greenwich Capital Commercial Funding Corp. 4.31% due
                         08/10/42(1)(2)(3).........................................      633,450        636,612
                       Greenwich Capital Commercial Funding Corp. 5.32% due
                         02/01/05(1)(2)............................................      293,478        307,794
                       GS Mtg. Securities Corp. II, Series 1998-C1 A1 6.06% due
                         10/18/30(3)...............................................      126,896        128,160
                       J.P. Morgan Chase Commercial Mtg. Finance Corp., Series
                         1998-C6 A3 6.61% due 01/15/30(2)..........................      136,000        144,552
                       J.P. Morgan Chase Commercial Mtg. Securities 5.21% due
                         02/01/05(1)(2)............................................      192,837        201,471
                       LB Commercial Conduit Mtg. Trust, Series 1998-C1 A3 6.48%
                         due 02/18/30(2)...........................................    1,123,560      1,196,057
                       Lehman Large Loan, Series 1997-LLI B 6.95% due
                         10/12/34(2)...............................................      140,000        148,843
                       Merrill Lynch Mtg. Investors, Inc., Series 1998-C2 A2 6.39%
                         due 02/15/30(2)...........................................    1,440,752      1,523,140
                       Morgan Stanley Capital I, Inc. IO, Series 1998-HF2 X 0.77%
                         due 02/01/05*(1)(2).......................................   21,721,959        484,749

---------------------
    68

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                             AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Mortgage Capital Funding, Inc., Series 1998-MC3 A2 6.34% due
                         11/18/31(2)...............................................  $ 1,048,083   $  1,115,596
                       Multi-Family Capital Access One, Inc., Series 1 A 6.65% due
                         01/15/24(3)...............................................      227,693        248,040
                       RAAC Series 4.97% due 09/25/34(4)                                 425,000        424,301
                       Residential Asset Mtg. Products, Inc. 4.11% due
                         03/25/29(3)...............................................      441,287        440,460
                       Residential Asset Mtg. Products, Inc., Series 2003-RZ5 A3
                         3.80% due 07/25/30........................................      419,421        418,824
                       Small Business Administration Guaranteed Development 4.99%
                         due 03/02/05(4)...........................................      695,000        708,218
                       Small Business Administration Participation Certificates,
                         Series 2004-20D 1 4.77% due 04/01/24(4)...................      503,917        508,300
                       Small Business Administration Participation Certificates,
                         Series 2004-20E 1 5.18% due 05/01/24(4)...................      814,066        838,106
                       Small Business Administration Participation Certificates,
                         Series 2004-20F 1 5.52% due 06/01/05(4)...................    1,183,091      1,238,179
                       Small Business Administration Participation Certificates,
                         Series 2004-20G 1 4.35% due 02/01/05(4)...................      181,553        179,325
                       TIAA Retail Commercial Trust, Series 1999-1 A 7.17% due
                         01/15/32*(2)..............................................      770,518        813,987
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $21,758,360)............                  21,462,112
                                                                                                   -------------
                       BONDS & NOTES -- 37.3%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.3%
                       Automotive -- 0.3%
                       DaimlerChrysler NA Holdings Corp. 8.00% due 06/15/10........      348,000        401,314
                       DaimlerChrysler NA Holdings Corp. 6.50% due 11/15/13........    1,606,000      1,750,375
                       General Motors Corp. 8.38% due 07/15/33.....................      753,000        758,251
                                                                                                   -------------
                                                                                                      2,909,940
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.4%
                       Food, Beverage & Tobacco -- 0.4%
                       Cadbury Schweppes US Finance, LLC 5.13% due 10/01/13*.......    1,229,000      1,256,952
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................      850,000        876,538
                       Kraft Foods, Inc. 6.25% due 06/01/12........................      695,000        764,706
                       Miller Brewing Co. 5.50% due 08/15/13*......................    1,273,000      1,335,677
                                                                                                   -------------
                                                                                                      4,233,873
                                                                                                   -------------
                       ENERGY -- 0.8%
                       Energy Services -- 0.7%
                       Amerada Hess Corp. 7.30% due 08/15/31.......................      500,000        580,569
                       DTE Energy Co. 7.05% due 06/01/11...........................      413,000        468,359
                       Encana Holdings Finance Corp. 5.80% due 05/01/14............      412,000        440,601
                       Exelon Generation Co., LLC 6.95% due 06/15/11...............    1,087,000      1,225,627
                       FirstEnergy Corp. 6.45% due 11/15/11........................    1,089,000      1,181,788
                       Midamerican Energy Holdings Co. 3.50% due 05/15/08..........      411,000        402,910
                       Midamerican Energy Holdings Co. 5.88% due 10/01/12..........      340,000        361,964
                       Pioneer Natural Resource Co. 5.88% due 07/15/16.............      405,000        426,207
                       PSEG Power, LLC 6.95% due 06/01/12..........................      313,000        354,051
                       PSEG Power, LLC 8.63% due 04/15/31..........................      412,000        565,002
                       Waterford 3 Funding-Entergy Corp. 8.09% due 01/02/17........      193,776        214,989
                       Energy Sources -- 0.1%
                       Kerr-Mcgee Corp. 6.95% due 07/01/24.........................      338,000        382,051
                       Ocean Energy, Inc. 4.38% due 10/01/07.......................      600,000        606,369
                       Pemex Project Funding Master Trust 8.63% due 02/01/22.......      120,000        142,500
                                                                                                   -------------
                                                                                                      7,352,987
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 3.5%
                       Banks -- 0.9%
                       Bank of America Corp. 7.40% due 01/15/11....................  $ 2,049,000   $  2,373,666
                       Barclays Bank, PLC 6.86% due 06/15/32*(1)...................    1,001,000      1,165,678
                       HBOS Capital Funding LP 6.07% due 06/30/14*(1)..............      423,000        459,162
                       KFW International Finance, Inc. 4.25% due 04/18/05..........    1,850,000      1,855,938
                       Popular North America, Inc. 4.25% due 04/01/08..............      639,000        643,109
                       RBS Capital Trust I 6.43% due 12/29/49(1)...................      679,000        744,312
                       UniCredito Italiano Capital Trust II 9.20% due
                         10/05/10*(1)..............................................      612,000        747,118
                       Wachovia Corp. 5.25% due 08/01/14...........................      645,000        666,426
                       Wells Fargo Bank NA 6.45% due 02/01/11......................      151,000        167,656
                       Financial Services -- 2.2%
                       Boeing Capital Corp. 6.50% due 02/15/12.....................    2,220,000      2,491,439
                       Citigroup, Inc. 5.00% due 09/15/14..........................    1,705,000      1,731,020
                       Credit Suisse First Boston USA, Inc. 4.13% due 01/15/10.....      958,000        951,555
                       Credit Suisse First Boston USA, Inc. 4.63% due 01/15/08.....    1,101,000      1,121,206
                       DBS Capital Funding Corp. 7.66% due 03/15/11*(1)............      669,000        769,911
                       Devon Financing Corp. 6.88% due 09/30/11....................      649,000        734,156
                       Duke Capital Corp. 8.00% due 10/01/19.......................      555,000        682,545
                       Ford Motor Co. 7.45% due 07/16/31...........................      612,000        610,561
                       Ford Motor Credit Co. 6.50% due 01/25/07....................      360,000        370,609
                       Ford Motor Credit Co. 7.38% due 10/28/09....................      288,041        292,831
                       Ford Motor Credit Co. 7.38% due 02/01/11....................      564,649        552,873
                       Ford Motor Credit Co. 7.88% due 06/15/10....................      800,000        870,418
                       Fund American Cos, Inc. 5.88% due 05/15/13..................      484,000        495,531
                       General Electric Capital Corp. 6.75% due 03/15/32...........    1,074,000      1,287,816
                       General Electric Capital Corp. 7.50% due 05/15/05...........      424,000        429,629
                       General Electric Capital Corp. 8.75% due 05/21/07...........      109,000        121,204
                       General Motors Acceptance Corp. 7.25% due 03/02/11..........      729,000        746,905
                       Goldman Sachs Group, Inc. 5.70% due 09/01/12................    1,090,000      1,158,408
                       J.P. Morgan Chase & Co. 5.13% due 09/15/14..................      505,000        514,445
                       Lehman Brothers Holdings, Inc. 8.25% due 06/15/07...........      513,000        565,566
                       Merrill Lynch & Co., Inc. 5.45% due 07/15/14................      692,000        722,624
                       MidAmerican Funding, LLC 6.93% due 03/01/29.................      166,000        191,529
                       Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*.....      444,000        470,585
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............      664,000        745,652
                       Natexis Ambs Co., LLC 8.44% due 12/29/49*(1)................      215,000        240,404
                       Prudential Funding, LLC 6.60% due 05/15/08*.................      512,000        551,864
                       SLM Corp. 4.00% due 01/15/09................................      900,000        896,670
                       SLM Corp. 5.38% due 01/15/13................................      633,000        666,019
                       Insurance -- 0.4%
                       Allstate Corp. 6.13% due 12/15/32...........................      604,000        658,721
                       MetLife, Inc. 6.50% due 12/15/32............................    1,151,000      1,298,640
                       Prudential Financial, Inc. 5.10% due 09/20/14...............    1,457,000      1,476,646
                       SAFECO Corp. 4.88% due 02/01/10.............................      109,000        111,100
                       Travelers Property Casualty Corp. 6.38% due 03/15/33........      251,000        261,590
                                                                                                   -------------
                                                                                                     33,613,737
                                                                                                   -------------
                       HEALTHCARE -- 0.2%
                       Drugs -- 0.1%
                       Wyeth 5.50% due 03/15/05....................................      544,000        567,833
                       Health Services -- 0.1%
                       HCA, Inc. 6.95% due 05/01/12................................      641,000        674,968
                       HCA, Inc. 8.75% due 09/01/10................................      165,000        187,851
                                                                                                   -------------
                                                                                                      1,430,652
                                                                                                   -------------

---------------------
    70

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.7%
                       Aerospace & Military Technology -- 0.3%
                       BAE Systems Holdings, Inc 6.40% due 12/15/11*...............  $   802,000   $    897,481
                       Northrop Grumman Corp. 7.75% due 02/15/31...................    1,072,000      1,405,662
                       Raytheon Co. 6.15% due 11/01/08.............................      414,000        442,872
                       Building Materials -- 0.1%
                       CRH America, Inc. 6.95% due 03/15/12........................      687,000        782,279
                       Business Services -- 0.3%
                       Cendant Corp. 6.25% due 01/15/08............................      461,000        488,947
                       Cendant Corp. 6.88% due 08/15/06............................      851,000        890,781
                       USA Waste Services, Inc. 7.00% due 07/15/28.................      415,000        478,377
                       Waste Management, Inc. 7.38% due 08/01/10...................      601,000        686,486
                       Machinery -- 0.0%
                       Kennametal, Inc. 7.20% due 06/15/12.........................      490,000        553,007
                       Transportation -- 0.0%
                       Union Pacific Corp. 5.38% due 05/01/14......................      218,000        226,757
                       Union Pacific Corp. 6.13% due 01/15/12......................      227,000        247,497
                                                                                                   -------------
                                                                                                      7,100,146
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 0.4%
                       Broadcasting & Media -- 0.3%
                       Belo Corp. 7.75% due 06/01/27...............................      303,000        369,011
                       Hearst Argyle Television, Inc. 7.50% due 11/15/27...........      800,000        966,026
                       News America Holdings, Inc. 8.50% due 02/23/25..............      444,000        577,886
                       News America Holdings, Inc. 6.20% due 12/15/34..............      383,000        395,088
                       Time Warner Entertainment, Inc. 10.15% due 05/01/12.........      262,000        343,984
                       Walt Disney Co. 6.75% due 03/30/06..........................      286,000        296,780
                       Leisure & Tourism -- 0.1%
                       Continental Airlines, Inc., Series 981A 6.65% due
                         09/15/17..................................................      422,910        407,056
                       Walt Disney Co. 6.38% due 03/01/12..........................      505,000        561,027
                                                                                                   -------------
                                                                                                      3,916,858
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.9%
                       Electronics -- 0.0%
                       System Energy Resources, Inc. 5.13% due 01/15/14*...........      432,369        430,847
                       Telecommunications -- 0.9%
                       AT&T Wireless Services, Inc. 7.35% due 03/01/06.............      220,000        228,969
                       AT&T Wireless Services, Inc. 8.75% due 03/01/31.............      540,000        742,720
                       Bellsouth Corp. 6.55% due 06/15/34..........................      662,000        734,693
                       France Telecom SA 8.50% due 03/01/11........................      354,000        422,443
                       PCCW, Ltd. 6.00% due 07/15/13*..............................    1,500,000      1,593,385
                       TCI Communications Financing III 9.65% due 03/31/27.........    1,434,000      1,646,893
                       Telecom de Puerto Rico 6.65% due 05/15/06...................      150,000        154,856
                       Telecom Italia Capital 6.00% due 09/30/34...................      477,000        481,657
                       Verizon New York, Inc. 6.88% due 04/01/12...................    1,848,000      2,073,866
                                                                                                   -------------
                                                                                                      8,510,329
                                                                                                   -------------
                       MATERIALS -- 0.2%
                       Chemicals -- 0.1%
                       Dow Chemical Co. 5.75% due 12/15/08.........................      486,000        515,567
                       Forest Products -- 0.1%
                       MeadWestvaco Corp. 6.80% due 11/15/32.......................      333,000        381,181
                       Weyerhaeuser Co. 6.75% due 03/15/12.........................      581,000        658,659
                                                                                                   -------------
                                                                                                      1,555,407
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.8%
                       Real Estate Companies -- 0.3%
                       EOP Operating LP 6.80% due 01/15/09.........................  $ 1,981,000   $  2,156,715
                       Socgen Real Estate Co., LLC 7.64% due 09/30/07*(1)..........    1,051,000      1,145,247
                       Real Estate Investment Trusts -- 0.5%
                       Boston Properties, Inc. 5.00% due 06/01/15..................      147,000        145,514
                       HRPT Properties Trust 6.25% due 08/15/16....................      520,000        556,510
                       Kimco Realty Corp. 6.00% due 11/30/12.......................      750,000        814,139
                       Simon Property Group LP 6.38% due 11/15/07..................      636,000        674,457
                       Vornado Realty Trust 5.63% due 06/15/07.....................    2,023,000      2,093,754
                                                                                                   -------------
                                                                                                      7,586,336
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 17.8%
                       U.S. Government Agencies -- 17.8%
                       Federal Home Loan Banks 3.25% due 07/21/06..................    1,535,000      1,532,977
                       Federal Home Loan Mtg. Corp. 2.75% due 10/15/06.............    4,354,000      4,308,170
                       Federal Home Loan Mtg. Corp. 2.88% due 12/15/06.............    2,794,000      2,766,107
                       Federal Home Loan Mtg. Corp. 4.13% due 11/18/09.............    1,015,000      1,015,974
                       Federal Home Loan Mtg. Corp. 4.50% due 08/01/18.............    1,371,297      1,372,230
                       Federal Home Loan Mtg. Corp. 4.50% due 11/01/18.............    1,813,956      1,815,191
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,204,190      1,205,010
                       Federal Home Loan Mtg. Corp. 4.50% due 02/01/20.............      499,951        499,577
                       Federal Home Loan Mtg. Corp. 4.88% due 11/15/13.............    1,788,000      1,846,477
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/18.............      865,425        879,835
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/18.............    1,082,540      1,100,565
                       Federal Home Loan Mtg. Corp. 5.00% due 02/01/19.............    1,362,361      1,384,728
                       Federal Home Loan Mtg. Corp. 5.00% due 09/01/33.............    2,786,379      2,789,339
                       Federal Home Loan Mtg. Corp. 5.00% due 11/01/33.............    1,357,859      1,359,301
                       Federal Home Loan Mtg. Corp. 5.00% due 03/01/34.............      640,843        640,303
                       Federal Home Loan Mtg. Corp. 5.00% due 04/01/34.............      346,914        346,621
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/19.............      823,691        849,621
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/19.............       55,458         57,223
                       Federal Home Loan Mtg. Corp. 5.50% due 06/01/19.............       45,635         47,072
                       Federal Home Loan Mtg. Corp. 5.50% due 07/01/19.............      352,170        363,257
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/33.............    2,224,792      2,270,636
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............      512,708        523,273
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    2,200,221      2,245,559
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/34.............      234,022        238,693
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/19.............      204,933        214,258
                       Federal Home Loan Mtg. Corp. 6.00% due 02/01/23.............    1,017,844      1,057,769
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/34.............      210,715        217,713
                       Federal Home Loan Mtg. Corp. 6.00% due 07/01/34.............      376,646        389,155
                       Federal Home Loan Mtg. Corp. 6.00% due 08/01/34.............    3,195,101      3,301,210
                       Federal Home Loan Mtg. Corp. 6.50% due 12/01/15.............       57,892         61,148
                       Federal Home Loan Mtg. Corp. 6.50% due 05/01/34.............      213,048        223,129
                       Federal Home Loan Mtg. Corp. 6.50% due 06/01/34.............      283,781        297,210
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/34.............      987,595      1,034,328
                       Federal National Mtg. Assoc. 3.25% due 07/31/06.............    1,925,000      1,922,511
                       Federal National Mtg. Assoc. 4.01% due 08/01/13.............       88,731         85,698
                       Federal National Mtg. Assoc. 4.02% due 08/01/13.............      312,334        303,100
                       Federal National Mtg. Assoc. 4.13% due 04/15/14.............    1,348,000      1,316,910
                       Federal National Mtg. Assoc. 4.50% due 04/01/18.............    1,082,590      1,083,561
                       Federal National Mtg. Assoc. 4.50% due 06/01/18.............    1,159,145      1,160,185
                       Federal National Mtg. Assoc. 4.50% due 07/01/18.............      858,481        859,252
                       Federal National Mtg. Assoc. 4.50% due 03/01/19.............      915,489        914,908
                       Federal National Mtg. Assoc. 4.52% due 04/15/05.............      771,783        770,474
                       Federal National Mtg. Assoc. 4.63% due 04/01/14.............      218,678        219,375
                       Federal National Mtg. Assoc. 4.63% due 10/15/14.............    1,122,000      1,135,312
                       Federal National Mtg. Assoc. 4.67% due 04/01/13.............      108,370        109,705
                       Federal National Mtg. Assoc. 4.82% due 12/01/12.............    1,020,814      1,043,290

---------------------
    72

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 4.85% due 05/02/05.............  $   459,780   $    468,766
                       Federal National Mtg. Assoc. 5.00% due February TBA.........    1,281,541      1,278,337
                       Federal National Mtg. Assoc. 5.00% due 05/18/05.............    1,455,132      1,479,793
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    3,783,481      3,848,963
                       Federal National Mtg. Assoc. 5.00% due 07/01/19.............      775,795        788,765
                       Federal National Mtg. Assoc. 5.00% due 06/01/34.............      259,113        258,661
                       Federal National Mtg. Assoc. 5.25% due 04/15/07.............    6,004,000      6,222,984
                       Federal National Mtg. Assoc. 5.50% due 04/15/05.............      635,627        647,718
                       Federal National Mtg. Assoc. 5.50% due 11/01/17.............    1,021,243      1,054,688
                       Federal National Mtg. Assoc. 5.50% due 01/01/18.............    1,250,390      1,291,339
                       Federal National Mtg. Assoc. 5.50% due 02/01/18.............      848,707        876,371
                       Federal National Mtg. Assoc. 5.50% due 07/01/19.............    1,967,186      2,030,799
                       Federal National Mtg. Assoc. 5.50% due 08/01/19.............      703,519        726,269
                       Federal National Mtg. Assoc. 5.50% due 09/01/19.............      491,524        507,418
                       Federal National Mtg. Assoc. 5.50% due 11/01/19.............      143,828        148,479
                       Federal National Mtg. Assoc. 5.50% due 12/01/19.............      288,647        297,981
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,731,862      1,765,737
                       Federal National Mtg. Assoc. 5.50% due 04/01/33.............      781,354        796,637
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............      353,071        359,976
                       Federal National Mtg. Assoc. 5.50% due 07/01/33.............    7,099,828      7,238,699
                       Federal National Mtg. Assoc. 5.50% due 11/01/33.............    2,059,261      2,099,540
                       Federal National Mtg. Assoc. 5.50% due 12/01/33.............      351,657        358,535
                       Federal National Mtg. Assoc. 5.50% due 01/01/34.............      893,766        911,248
                       Federal National Mtg. Assoc. 5.50% due 02/01/34.............    2,537,290      2,586,673
                       Federal National Mtg. Assoc. 5.50% due 03/01/34.............      188,263        191,898
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............      511,827        521,563
                       Federal National Mtg. Assoc. 5.50% due 05/01/34.............    1,705,190      1,737,626
                       Federal National Mtg. Assoc. 5.50% due 06/01/34.............      230,591        234,977
                       Federal National Mtg. Assoc. 5.50% due 07/01/34.............    3,253,236      3,315,119
                       Federal National Mtg. Assoc. 5.50% due 08/01/34.............      360,981        367,848
                       Federal National Mtg. Assoc. 5.50% due 09/01/34.............    4,736,922      4,827,028
                       Federal National Mtg. Assoc. 5.50% due 10/01/34.............    4,391,375      4,474,907
                       Federal National Mtg. Assoc. 5.50% due 11/01/34.............    5,722,841      5,831,701
                       Federal National Mtg. Assoc. 5.50% due 12/01/34.............    1,679,422      1,711,367
                       Federal National Mtg. Assoc. 5.50% due 01/01/35.............    1,263,090      1,287,116
                       Federal National Mtg. Assoc. 5.72% due 02/01/09.............      385,000        404,211
                       Federal National Mtg. Assoc. 6.00% due 05/15/08.............      898,000        959,873
                       Federal National Mtg. Assoc. 6.00% due 05/15/11.............    1,750,000      1,921,255
                       Federal National Mtg. Assoc. 6.00% due 04/01/16.............      248,185        259,886
                       Federal National Mtg. Assoc. 6.00% due 12/01/16.............      109,659        114,824
                       Federal National Mtg. Assoc. 6.00% due 12/01/16.............      244,301        255,808
                       Federal National Mtg. Assoc. 6.00% due 01/01/17.............      334,663        350,444
                       Federal National Mtg. Assoc. 6.00% due 02/01/17.............    1,383,479      1,448,641
                       Federal National Mtg. Assoc. 6.00% due 08/01/17.............      775,644        812,231
                       Federal National Mtg. Assoc. 6.00% due 03/01/18.............      193,657        202,792
                       Federal National Mtg. Assoc. 6.00% due 11/01/18.............    1,747,628      1,829,941
                       Federal National Mtg. Assoc. 6.00% due 04/01/34.............    1,269,535      1,310,979
                       Federal National Mtg. Assoc. 6.00% due 05/01/34.............    1,638,326      1,691,810
                       Federal National Mtg. Assoc. 6.00% due 06/01/34.............    4,162,161      4,298,037
                       Federal National Mtg. Assoc. 6.00% due 07/01/34.............    2,028,027      2,094,233
                       Federal National Mtg. Assoc. 6.00% due 08/01/34.............    2,752,885      2,842,755
                       Federal National Mtg. Assoc. 6.00% due 10/01/34.............      527,082        544,285
                       Federal National Mtg. Assoc. 6.00% due 11/01/34.............      218,979        226,128
                       Federal National Mtg. Assoc. 6.00% due 11/01/34.............      105,799        109,253
                       Federal National Mtg. Assoc. 6.00% due 12/01/34.............      122,767        126,775
                       Federal National Mtg. Assoc. 6.13% due 03/15/12.............    8,239,000      9,153,504
                       Federal National Mtg. Assoc. 6.33% due 03/01/11.............      146,671        159,070
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............      707,187        740,408
                       Federal National Mtg. Assoc. 6.50% due 06/01/31.............      406,453        425,546

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       U.S. Government Agencies (continued)
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............  $   190,310   $    199,250
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............       43,762         45,818
                       Federal National Mtg. Assoc. 6.50% due 09/01/31.............      968,001      1,013,474
                       Federal National Mtg. Assoc. 6.50% due 02/01/32.............      679,833        711,769
                       Federal National Mtg. Assoc. 6.50% due 07/01/32.............    1,688,316      1,768,457
                       Federal National Mtg. Assoc. 6.50% due 08/01/32.............    1,184,083      1,239,701
                       Federal National Mtg. Assoc. 6.50% due 01/01/33.............      863,965        904,547
                       Federal National Mtg. Assoc. 6.50% due 03/01/34.............      200,834        210,141
                       Federal National Mtg. Assoc. 6.50% due 04/01/34.............      228,268        238,847
                       Federal National Mtg. Assoc. 6.50% due 06/01/34.............      306,246        320,437
                       Federal National Mtg. Assoc. 6.50% due 08/01/34.............      706,936        739,697
                       Federal National Mtg. Assoc. 6.63% due 09/15/09.............    2,374,000      2,636,393
                       Federal National Mtg. Assoc. 6.63% due 11/15/10.............    1,120,000      1,261,113
                       Federal National Mtg. Assoc. 7.50% due 02/01/30.............      104,960        112,537
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      315,800        338,371
                       Federal National Mtg. Assoc. 7.50% due 11/01/31.............      428,521        459,148
                       Federal National Mtg. Assoc. 7.50% due 02/01/32.............      245,901        263,476
                       Government National Mtg. Assoc. 5.00% due 06/15/34..........      647,969        652,934
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........    1,096,181      1,126,402
                       Government National Mtg. Assoc. 5.50% due 05/15/33..........    5,033,634      5,170,898
                       Government National Mtg. Assoc. 5.50% due 08/15/33..........      519,308        533,470
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........    1,200,877      1,248,956
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........    1,042,619      1,083,801
                       Government National Mtg. Assoc. 6.00% due 02/15/34..........      548,519        570,091
                       Government National Mtg. Assoc. 6.00% due 03/20/34..........      663,310        688,566
                       Government National Mtg. Assoc. 6.00% due 07/15/34..........      504,682        524,530
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........       11,860         12,510
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........       83,543         88,120
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........        8,077          8,520
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........       16,347         17,243
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........      374,063        394,094
                       Government National Mtg. Assoc. 6.50% due 08/15/34..........      458,373        482,689
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........       29,145         31,288
                                                                                                   -------------
                                                                                                    169,103,443
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 10.3%
                       U.S. Treasuries -- 10.3%
                       United States Treasury Bonds 5.38% due 02/15/31.............    2,970,000      3,322,340
                       United States Treasury Bonds 6.25% due 08/15/23.............   13,225,000     15,861,219
                       United States Treasury Bonds 8.00% due 11/15/21.............      318,000        444,939
                       United States Treasury Notes 1.25% due 05/31/05.............      934,000        930,132
                       United States Treasury Notes 3.00% due 07/15/12 TIPS........    3,860,289      4,290,349
                       United States Treasury Notes 3.88% due 02/15/13.............    1,202,000      1,189,652
                       United States Treasury Notes 4.25% due 01/15/10 TIPS........    2,298,841      2,643,936
                       United States Treasury Notes 4.25% due 11/15/14.............    4,337,000      4,376,983
                       United States Treasury Notes 4.38% due 05/15/07.............    1,278,000      1,307,354
                       United States Treasury Notes 4.75% due 11/15/08.............   19,550,000     20,387,756
                       United States Treasury Notes 4.75% due 05/15/14.............    1,278,000      1,339,354
                       United States Treasury Notes 5.50% due 02/15/08.............    4,439,000      4,702,392
                       United States Treasury Notes 5.75% due 11/15/05.............    6,747,000      6,894,854
                       United States Treasury Notes 6.50% due 05/15/05.............    4,973,000      5,027,783
                       United States Treasury Notes 6.88% due 05/15/06.............    1,716,000      1,797,644
                       United States Treasury Notes 7.00% due 07/15/06.............   21,641,000     22,821,105
                                                                                                   -------------
                                                                                                     97,337,792
                                                                                                   -------------
                       UTILITIES -- 1.0%
                       Electric Utilities -- 0.5%
                       CenterPoint Energy Resources Corp. 7.88% due 04/01/13.......      382,000        455,838

---------------------
    74

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Electric Utilities (continued)
                       Hydro Quebec 6.30% due 05/11/11.............................  $   820,000   $    910,876
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............      649,000        683,057
                       Northeast Utilities 8.58% due 12/01/06......................       49,669         51,709
                       Oncor Electric Delivery Co. 7.00% due 09/01/22..............      905,000      1,052,288
                       Pacific Gas & Electric Co. 4.80% due 03/01/14...............      440,000        440,818
                       TXU Energy Co. 7.00% due 03/15/13...........................      454,000        511,228
                       Gas & Pipeline Utilities -- 0.1%
                       Kinder Morgan Energy Partners LP 6.75% due 03/15/11.........      494,000        550,449
                       Kinder Morgan Energy Partners LP 7.40% due 03/15/31.........      187,000        224,966
                       Kinder Morgan Energy Partners LP 7.75% due 03/15/32.........      350,000        437,032
                       Telephone -- 0.4%
                       Cox Communications, Inc. 4.63% due 06/01/13.................      985,000        948,979
                       Deutsche Telekom International Finance BV 8.75% due
                         06/15/30..................................................      728,000        984,835
                       SBC Communications, Inc. 5.10% due 09/15/14.................      573,000        577,126
                       Sprint Capital Corp. 6.88% due 11/15/28.....................      511,000        571,451
                       Telecom Italia Cap 5.25% due 11/15/13.......................      670,000        682,500
                                                                                                   -------------
                                                                                                      9,083,152
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $347,139,370).....................                 353,734,652
                                                                                                   -------------
                       FOREIGN BONDS & NOTES -- 0.4%
                       -----------------------------------------------------------------------------------------
                       Foreign Government Bonds -- 0.4%
                       Republic of Italy 4.63% due 06/15/05........................    1,500,000      1,511,116
                       State of Israel 4.63% due 06/15/13..........................      408,000        397,240
                       United Mexican States 6.63% due 03/03/15....................    1,038,000      1,125,192
                       United Mexican States 7.50% due 04/08/33....................      294,000        328,839
                       United Mexican States 8.13% due 12/30/19....................      208,000        250,328
                       United Mexican States, Series A 8.00% due 09/24/22..........      170,000        201,195
                                                                                                   -------------
                       TOTAL FOREIGN BONDS & NOTES (cost $3,717,694)...............                   3,813,910
                                                                                                   -------------
                       TOTAL INVESTMENT LONG-TERM SECURITIES (cost $853,031,987)...                 930,256,932
                                                                                                   -------------
                       SHORT-TERM INVESTMENT SECURITIES -- 2.0%
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 2.0%
                       Federal Home Loan Bank Consolidated Disc. Notes 2.31% due
                         02/01/05
                         (cost $19,309,000)(5).....................................   19,309,000     19,309,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $872,340,987)@                         100.0%                      949,565,932
                       Liabilities in excess of other assets --         0.0                          (322,581)
                                                                      ------                     -------------
                       NET ASSETS --                                  100.0%                     $949,243,351
                                                                      ======                     =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $13,470,302 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              ADR -- American Depository Receipt
              IO -- Interest only
              TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
              TIPS -- Treasury Inflation Protected Securities

                                                           ---------------------

              (1) Variable rate security -- the rate reflected is as of January
                  31, 2005; maturity date reflects next reset date.
              (2) Commercial Mortgaged Back Security
              (3) Fair valued security; see Note 2.
              (4) Collateralized Mortgaged Obligation
              (5) The security or a portion thereof represents collateral for
                  TBAs.
              (6) Security was valued using fair value procedures at January 31,
                  2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.

              See Notes to Financial Statements

---------------------
    76

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania                PORTFOLIO
                                                     PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Services................................    31.0%
      Telecommunications.............................    27.4
      Electric Utilities.............................    11.0
      Energy Services................................     9.7
      Telephone......................................     5.0
      Gas & Pipeline Utilities.......................     4.4
      Telecommunications.............................     3.7
      Euro Time Deposit..............................     3.1
      Gas & Pipeline Utilities.......................     1.7
      Energy Sources.................................     1.6
      Water Utilities................................     1.1
                                                         ----
                                                         99.7%
                                                         ====

    -------------------
    *  Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TELECOM UTILITY PORTFOLIO
    Federated Equity Management Company of Pennsylvania               INVESTMENT
                                                   PORTFOLIO -- JANUARY 31, 2005

                                                                                                    VALUE
                       COMMON STOCK -- 81.5%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       ENERGY -- 32.6%
                       Energy Services -- 31.0%
                       American Electric Power Co., Inc. ..........................     16,000   $   564,000
                       Cinergy Corp. ..............................................     13,800       556,002
                       CMS Energy Corp.+...........................................     78,812       829,891
                       Consolidated Edison, Inc. ..................................     15,600       684,372
                       Constellation Energy Group, Inc. ...........................     10,000       500,000
                       Dominion Resources, Inc. ...................................     15,619     1,083,646
                       DPL, Inc. ..................................................     66,400     1,725,736
                       DTE Energy Co. .............................................      3,200       140,192
                       Edison International........................................      9,400       305,218
                       Endesa SA ADR...............................................     78,600     1,786,578
                       Energy East Corp. ..........................................      5,200       136,240
                       Exelon Corp. ...............................................     57,000     2,522,250
                       Great Plains Energy, Inc. ..................................     35,700     1,082,067
                       IDACORP, Inc. ..............................................     17,400       527,046
                       Pepco Holdings, Inc.........................................     20,000       437,000
                       Pinnacle West Capital Corp. ................................     55,700     2,322,690
                       PPL Corp. ..................................................      5,490       296,460
                       Puget Energy, Inc. .........................................     11,700       281,034
                       Southern Co. ...............................................      8,600       290,422
                       TECO Energy, Inc. ..........................................      9,800       156,898
                       WPS Resources Corp. ........................................     10,600       541,660
                       Xcel Energy, Inc. ..........................................     23,700       431,103
                       Energy Sources -- 1.6%
                       Scottish Power, PLC ADR.....................................     27,800       884,040
                                                                                                 ------------
                                                                                                  18,084,545
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 27.4%
                       Telecommunications -- 27.4%
                       AT&T Corp. .................................................    100,600     1,930,514
                       BCE, Inc. ..................................................     72,600     1,730,784
                       BellSouth Corp. ............................................     97,500     2,558,400
                       Matav Magyar Tavkozlesi RT Sponsored ADR....................     17,700       418,959
                       SBC Communications, Inc. ...................................    106,200     2,523,312
                       Telecom Italia SpA ADR......................................     31,688     1,255,162
                       Telefonos de Mexico SA de CV ADR............................     28,800     1,072,800
                       Telstra Corp., Ltd. ADR.....................................     84,600     1,628,550
                       Verizon Communications, Inc. ...............................     57,100     2,032,189
                                                                                                 ------------
                                                                                                  15,150,670
                                                                                                 ------------
                       UTILITIES -- 21.5%
                       Electric Utilities -- 11.0%
                       CenterPoint Energy, Inc. ...................................    112,100     1,261,125
                       Korea Electric Power Corp. ADR..............................     78,400     1,082,704
                       NiSource, Inc. .............................................     63,185     1,446,936
                       Northeast Utilities.........................................     21,000       392,700
                       NSTAR.......................................................     18,400     1,035,552
                       OGE Energy Corp. ...........................................     17,300       452,395
                       Progress Energy, Inc. ......................................      9,300       411,525

---------------------
    78

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES (continued)
                       Gas & Pipeline Utilities -- 4.4%
                       El Paso Energy Corp. .......................................     17,300   $   188,051
                       KeySpan Corp. ..............................................      6,800       268,396
                       Kinder Morgan, Inc. ........................................      2,100       157,584
                       National Fuel Gas Co. ......................................     19,900       561,180
                       NICOR, Inc. ................................................     12,900       476,268
                       Peoples Energy Corp. .......................................     19,300       826,619
                       Telephone -- 5.0%
                       CenturyTel, Inc. ...........................................     25,100       818,260
                       Portugal Telecom SGPS SA ADR................................     19,100       236,458
                       Sprint Corp. (FON Group)....................................     71,800     1,710,994
                       Water Utilities -- 1.1%
                       Suez SA ADR.................................................      9,200       249,780
                       Veolia Environnement ADR....................................      9,600       344,064
                                                                                                 ------------
                                                                                                  11,920,591
                                                                                                 ------------
                       TOTAL COMMON STOCK (cost $38,165,508).......................               45,155,806
                                                                                                 ------------

                       PREFERRED STOCK -- 15.1%
                       --------------------------------------------------------------------------------------
                       ENERGY -- 9.7%
                       Energy Services -- 9.7%
                       American Electric Power Co., Inc. 9.25%.....................     37,700     1,826,565
                       Cinergy Corp. 9.50% (Convertible)...........................      8,400       523,320
                       DTE Energy Co. 8.75% (Convertible)..........................     25,800       679,572
                       FPL Group, Inc. 8.50%.......................................     31,200     1,957,176
                       TXU Corp. 8.75%.............................................     12,100       405,592
                                                                                                 ------------
                                                                                                   5,392,225
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 3.7%
                       Telecommunications -- 3.7%
                       ALLTEL Corp. 7.75%+.........................................     40,700     2,045,175
                       UTILITIES -- 1.7%
                       Gas & Pipeline Utilities -- 1.7%
                       KeySpan Corp. 8.75%.........................................     10,400       543,920
                       Sempra Energy 8.50%.........................................     13,100       402,170
                                                                                                 ------------
                                                                                                     946,090
                                                                                                 ------------
                       TOTAL PREFERRED STOCK (cost $7,371,174).....................                8,383,490
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $45,536,682)....               53,539,296
                                                                                                 ------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 3.1%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 3.1%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.85%
                         due 02/01/05
                         (cost $1,720,000).........................................  $1,720,000    1,720,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $47,256,682)@                             99.7%                     55,259,296
                       Other assets less liabilities --                    0.3                        175,903
                                                                        ------                    ------------
                       NET ASSETS --                                    100.0%                    $55,435,199
                                                                        ======                    ============

              -----------------------------
               + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis
              ADR -- American Depository Receipt

              See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Energy Services...............................    13.1%
      Financial Services............................     9.1
      Banks.........................................     7.5
      Drugs.........................................     7.5
      Multi-Industry................................     7.1
      Food, Beverage & Tobacco......................     6.2
      Telecommunications............................     4.4
      Electronics...................................     4.2
      Chemicals.....................................     3.8
      Medical Products..............................     3.7
      Computer Software.............................     3.7
      Broadcasting & Media..........................     3.2
      Computers & Business Equipment................     3.1
      Leisure & Tourism.............................     3.0
      Retail........................................     2.8
      Household Products............................     2.3
      Communication Equipment.......................     2.1
      Forest Products...............................     1.9
      Energy Sources................................     1.8
      Business Services.............................     1.8
      Real Estate Investment Trusts.................     1.7
      Health Services...............................     1.5
      Metals & Minerals.............................     1.2
      Aerospace & Military Technology...............     1.1
      Machinery.....................................     1.1
      Transportation................................     0.9
      Insurance.....................................     0.5
                                                       -----
                                                       100.3%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    80

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INCOME PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                    VALUE
                       COMMON STOCK -- 98.5%                                          SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 2.8%
                       Retail -- 2.8%
                       Home Depot, Inc. ...........................................     1,990    $   82,107
                       Wal-Mart Stores, Inc. ......................................     2,250       117,900
                                                                                                 -----------
                                                                                                    200,007
                                                                                                 -----------
                       CONSUMER STAPLES -- 8.5%
                       Food, Beverage & Tobacco -- 6.2%
                       Altria Group, Inc. .........................................     1,840       117,447
                       Coca-Cola Co. ..............................................     1,990        82,565
                       General Mills, Inc. ........................................     1,450        76,836
                       H.J. Heinz Co. .............................................     2,550        96,416
                       PepsiCo, Inc. ..............................................     1,270        68,199
                       Household Products -- 2.3%
                       Colgate-Palmolive Co. ......................................     1,920       100,877
                       Procter & Gamble Co. .......................................     1,280        68,134
                                                                                                 -----------
                                                                                                    610,474
                                                                                                 -----------
                       ENERGY -- 14.9%
                       Energy Services -- 13.1%
                       Alliant Energy Corp. .......................................     2,840        78,100
                       Baker Hughes, Inc. .........................................       980        42,434
                       BP, PLC ADR.................................................     1,962       116,974
                       ChevronTexaco Corp. ........................................     1,710        93,024
                       Cinergy Corp. ..............................................     1,990        80,177
                       ConocoPhillips..............................................     1,070        99,285
                       Exxon Mobil Corp. ..........................................     4,276       220,642
                       Halliburton Co. ............................................       960        39,485
                       Royal Dutch Petroleum Co. ..................................       690        40,344
                       Schlumberger, Ltd. .........................................       550        37,422
                       Xcel Energy, Inc. ..........................................     5,030        91,496
                       Energy Sources -- 1.8%
                       Apache Corp. ...............................................     1,120        60,951
                       Kerr-McGee Corp. ...........................................     1,040        64,220
                                                                                                 -----------
                                                                                                  1,064,554
                                                                                                 -----------
                       FINANCE -- 17.1%
                       Banks -- 7.5%
                       Bank of America Corp. ......................................     3,640       168,787
                       Northern Trust Corp. .......................................       820        35,785
                       State Street Corp. .........................................     2,050        91,860
                       Wachovia Corp. .............................................     3,021       165,702
                       Wells Fargo & Co. ..........................................     1,180        72,334
                       Financial Services -- 9.1%
                       Alliance Capital Management Holding LP......................     1,760        79,182
                       Citigroup, Inc. ............................................     3,823       187,518
                       Fannie Mae..................................................     1,170        75,559
                       Goldman Sachs Group, Inc. ..................................       350        37,747
                       J.P. Morgan Chase & Co. ....................................     3,354       125,205
                       Merrill Lynch & Co., Inc. ..................................     1,210        72,685

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Morgan Stanley..............................................       980    $   54,841
                       Partners Trust Financial Group, Inc. .......................     2,070        22,604
                       Insurance -- 0.5%
                       Marsh & McLennan Cos., Inc. ................................     1,150        37,375
                                                                                                 -----------
                                                                                                  1,227,184
                                                                                                 -----------
                       HEALTHCARE -- 12.7%
                       Drugs -- 7.5%
                       Abbott Laboratories.........................................     2,480       111,650
                       Eli Lilly and Co. ..........................................       460        24,950
                       Pfizer, Inc. ...............................................     7,480       180,717
                       Teva Pharmaceutical Industries, Ltd. ADR....................     1,290        37,062
                       Wyeth.......................................................     4,610       182,694
                       Health Services -- 1.5%
                       HCA, Inc. ..................................................     1,040        46,301
                       McKesson Corp. .............................................     1,700        58,633
                       Medical Products -- 3.7%
                       Baxter International, Inc. .................................     2,610        88,113
                       Johnson & Johnson...........................................     2,150       139,105
                       Medtronic, Inc. ............................................       720        37,793
                                                                                                 -----------
                                                                                                    907,018
                                                                                                 -----------
                       INDUSTRIAL & COMMERCIAL -- 11.6%
                       Aerospace & Military Technology -- 1.1%
                       General Dynamics Corp. .....................................       760        78,470
                       Business Services -- 1.8%
                       Automatic Data Processing, Inc. ............................     1,270        55,219
                       Waste Management, Inc. .....................................     2,450        71,050
                       Machinery -- 1.1%
                       Ingersoll-Rand Co., Class A.................................     1,070        79,587
                       Multi-Industry -- 6.7%
                       3M Co. .....................................................     1,270       107,137
                       General Electric Co. .......................................     7,540       272,420
                       Honeywell International, Inc. ..............................     2,870       103,263
                       Transportation -- 0.9%
                       United Parcel Service, Inc., Class B........................       900        67,212
                                                                                                 -----------
                                                                                                    834,358
                                                                                                 -----------
                       INFORMATION & ENTERTAINMENT -- 5.3%
                       Broadcasting & Media -- 2.3%
                       Dow Jones & Co., Inc. ......................................     1,750        66,710
                       Gannett Co., Inc. ..........................................     1,240        99,250
                       Leisure & Tourism -- 3.0%
                       McDonald's Corp. ...........................................     2,890        93,607
                       Starwood Hotels & Resorts Worldwide, Inc. ..................     2,120       122,727
                                                                                                 -----------
                                                                                                    382,294
                                                                                                 -----------
                       INFORMATION TECHNOLOGY -- 17.5%
                       Communication Equipment -- 2.1%
                       Motorola, Inc. .............................................     5,650        88,931
                       QUALCOMM, Inc. .............................................     1,600        59,584

---------------------
    82

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 3.1%
                       Avery Denison Corp. ........................................       810    $   48,673
                       Hewlett-Packard Co. ........................................     3,670        71,895
                       International Business Machines Corp. ......................     1,100       102,762
                       Computer Software -- 3.7%
                       Microsoft Corp. ............................................     8,760       230,213
                       SAP AG ADR..................................................       880        34,073
                       Electronics -- 4.2%
                       Analog Devices, Inc. .......................................       970        34,813
                       Emerson Electric Co. .......................................     1,120        75,309
                       Intel Corp. ................................................     5,260       118,087
                       Texas Instruments, Inc. ....................................     1,610        37,368
                       Xilinx, Inc. ...............................................     1,340        39,115
                       Telecommunications -- 4.4%
                       ALLTEL Corp. ...............................................     1,320        72,653
                       BellSouth Corp. ............................................     2,480        65,075
                       SBC Communications, Inc. ...................................     3,450        81,972
                       Verizon Communications, Inc. ...............................     2,650        94,314
                                                                                                 -----------
                                                                                                  1,254,837
                                                                                                 -----------
                       MATERIALS -- 6.4%
                       Chemicals -- 3.8%
                       Dow Chemical Co. ...........................................     1,040        51,688
                       du Pont (E.I.) de Nemours and Co. ..........................     1,450        68,962
                       Ecolab, Inc. ...............................................     1,080        36,342
                       Praxair, Inc. ..............................................     2,640       113,916
                       Forest Products -- 1.9%
                       Bemis Co., Inc. ............................................     2,900        84,100
                       Weyerhaeuser Co. ...........................................       818        51,043
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................     1,040        30,690
                       Compass Minerals International, Inc. .......................       840        18,455
                                                                                                 -----------
                                                                                                    455,196
                                                                                                 -----------
                       REAL ESTATE -- 1.7%
                       Real Estate Investment Trusts -- 1.7%
                       AMB Property Corp. .........................................       820        30,529
                       Apartment Investment & Management Co., Class A..............     1,560        56,004
                       Duke Realty Corp. ..........................................     1,242        38,626
                                                                                                 -----------
                                                                                                    125,159
                                                                                                 -----------
                       TOTAL COMMON STOCK (cost $6,078,331)........................               7,061,081
                                                                                                 -----------

                       PREFERRED STOCK -- 1.4%
                       -------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Automotive -- 0.0%
                       Tower Automotive Capital Trust 6.75% (Convertible)+.........     1,020         3,080
                       INFORMATION & ENTERTAINMENT -- 0.9%
                       Broadcasting & Media -- 0.9%
                       Tribune Co. 2.00% (Convertible).............................       700        64,715

                                                           ---------------------

                                                                                                    VALUE
                       PREFERRED STOCK (CONTINUED)                                    SHARES      (NOTE 2)
                       -------------------------------------------------------------------------------------
                       MATERIALS -- 0.5%
                       Metals & Minerals -- 0.5%
                       Freeport Mcmoran Copper & Gold, Inc. 5.50% (Convertible)....        34    $   32,470
                                                                                                 -----------
                       TOTAL PREFERRED STOCK (cost $118,704).......................                 100,265
                                                                                                 -----------
                                                                                     PRINCIPAL
                       CONVERTIBLE BONDS -- 0.4%                                      AMOUNT
                       -------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.4%
                       Multi-Industry -- 0.4%
                       Liberty Media Corp. 0.75% due 03/30/23 (cost $29,808).......   $25,010        28,199
                                                                                                 -----------


                       TOTAL INVESTMENTS --
                         (cost $6,226,843)@                                               100.3%  7,189,545
                       Liabilities in excess of other assets --                            (0.3)    (25,720)
                                                                                      -------    -----------
                       NET ASSETS --                                                      100.0% $7,163,825
                                                                                      =======    ===========

              -----------------------------
              +  Non-income producing security
              @ See Note 3 for cost of investments on a tax basis. ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    84

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................       8.5%
      Energy Services...............................       8.3
      Banks.........................................       7.0
      Retail........................................       6.0
      Drugs.........................................       5.9
      Food, Beverage & Tobacco......................       5.5
      Insurance.....................................       4.4
      Medical Products..............................       4.3
      Multi-Industry................................       4.3
      Telecommunications............................       4.2
      Computers & Business Equipment................       4.1
      Computer Software.............................       4.0
      Broadcasting & Media..........................       3.8
      Electronics...................................       3.5
      Household Products............................       2.5
      Machinery.....................................       2.2
      Health Services...............................       1.9
      Business Services.............................       1.8
      Repurchase Agreement..........................       1.8
      Aerospace & Military Technology...............       1.7
      Chemicals.....................................       1.7
      Leisure & Tourism.............................       1.6
      Transportation................................       1.5
      Energy Sources................................       1.4
      Communication Equipment.......................       1.0
      Automotive....................................       0.9
      Internet Content..............................       0.9
      Apparel & Textiles............................       0.7
      Housing.......................................       0.7
      Metals & Minerals.............................       0.7
      Forest Products...............................       0.6
      Real Estate Investment Trusts.................       0.5
      Gas & Pipeline Utilities......................       0.4
      Entertainment Products........................       0.3
      Computer Services.............................       0.3
      Electric Utilities............................       0.3
      Telephone.....................................       0.3
      Electrical Equipment..........................       0.2
      U.S. Treasury Bills...........................       0.2
      Education.....................................       0.1
      Internet Software.............................       0.1
                                                       -------
                                                         100.1%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EQUITY INDEX PORTFOLIO
    U.S. Bancorp Asset Management, Inc.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                    VALUE
                       COMMON STOCK -- 98.1%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.3%
                       Apparel & Textiles -- 0.7%
                       Cintas Corp. ...............................................       680    $    29,580
                       Coach, Inc.+................................................       785         44,038
                       Gap, Inc. ..................................................     3,774         83,066
                       Jones Apparel Group, Inc. ..................................       520         17,488
                       Liz Claiborne, Inc. ........................................       438         18,370
                       Nike, Inc., Class B.........................................     1,098         95,120
                       Reebok International, Ltd. .................................       187          8,327
                       V.F. Corp. .................................................       436         23,173
                       Automotive -- 0.9%
                       AutoNation, Inc.+...........................................     1,149         21,877
                       AutoZone, Inc.+.............................................       346         30,881
                       Cooper Tire & Rubber Co. ...................................       100          2,161
                       Dana Corp. .................................................       619          9,824
                       Delphi Corp. ...............................................     2,348         17,821
                       Ford Motor Co. .............................................     7,650        100,750
                       General Motors Corp. .......................................     2,366         87,092
                       Goodyear Tire & Rubber Co.+.................................       734         11,333
                       Harley-Davidson, Inc. ......................................     1,230         73,935
                       Navistar International Corp.+...............................       301         11,715
                       PACCAR, Inc. ...............................................       724         51,158
                       Visteon Corp. ..............................................       527          3,910
                       Housing -- 0.7%
                       Black & Decker Corp. .......................................       346         28,510
                       Centex Corp. ...............................................       546         33,475
                       KB Home Corp. ..............................................       223         24,229
                       Leggett & Platt, Inc. ......................................       804         22,914
                       Masco Corp. ................................................     1,812         66,682
                       Maytag Corp. ...............................................       342          5,373
                       Newell Rubbermaid, Inc. ....................................     1,149         24,726
                       Pulte Homes, Inc. ..........................................       582         38,459
                       Sherwin-Williams Co. .......................................       631         27,259
                       Stanley Works...............................................       242         11,510
                       Vulcan Materials Co. .......................................       450         25,416
                       Whirlpool Corp. ............................................       316         21,570
                       Retail -- 6.0%
                       Bed Bath & Beyond, Inc.+....................................     1,252         50,443
                       Best Buy Co., Inc. .........................................     1,354         72,832
                       Big Lots, Inc.+.............................................       502          5,652
                       Circuit City Stores, Inc. ..................................       827         11,843
                       Costco Wholesale Corp. .....................................     1,923         90,900
                       CVS Corp. ..................................................     1,668         77,312
                       Dillard's, Inc., Class A....................................       234          6,140
                       Dollar General Corp. .......................................     1,368         27,647
                       Family Dollar Stores, Inc. .................................       720         24,084
                       Federated Department Stores, Inc. ..........................       737         41,862
                       Fortune Brands, Inc. .......................................       609         51,144
                       Home Depot, Inc. ...........................................     9,175        378,560
                       J.C. Penney Co., Inc. ......................................     1,204         51,435

---------------------
    86

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY (continued)
                       Retail (continued)
                       Kohl's Corp.+...............................................     1,425    $    66,989
                       Limited, Inc. ..............................................     1,686         39,958
                       Lowe's Cos., Inc. ..........................................     3,230        184,078
                       May Department Stores Co. ..................................     1,160         39,324
                       Nordstrom, Inc. ............................................       587         28,323
                       Office Depot, Inc.+.........................................     1,337         23,117
                       Officemax, Inc. ............................................       397         11,715
                       RadioShack Corp. ...........................................       672         22,257
                       Sears Roebuck & Co. ........................................       882         44,320
                       Staples, Inc. ..............................................     2,075         67,935
                       Target Corp. ...............................................     3,743        190,032
                       Tiffany & Co. ..............................................       608         19,109
                       TJX Cos., Inc. .............................................     2,044         51,182
                       Toys 'R' Us, Inc.+..........................................       899         19,284
                       Wal-Mart Stores, Inc. ......................................    17,684        926,642
                       Walgreen Co. ...............................................     4,277        182,243
                       Wendy's International, Inc. ................................       471         18,473
                                                                                                 ------------
                                                                                                   3,896,577
                                                                                                 ------------
                       CONSUMER STAPLES -- 8.0%
                       Food, Beverage & Tobacco -- 5.5%
                       Adolph Coors Co., Class B...................................       150         11,190
                       Albertson's, Inc. ..........................................     1,537         35,167
                       Altria Group, Inc. .........................................     8,579        547,598
                       Anheuser-Busch Cos., Inc. ..................................     3,304        162,491
                       Archer-Daniels-Midland Co. .................................     2,725         65,945
                       Brown-Forman Corp., Class B.................................       376         18,134
                       Campbell Soup Co. ..........................................     1,716         50,313
                       Coca-Cola Co. ..............................................    10,139        420,667
                       Coca-Cola Enterprises, Inc. ................................     1,955         42,912
                       ConAgra Foods, Inc. ........................................     2,206         65,077
                       General Mills, Inc. ........................................     1,645         87,169
                       H.J. Heinz Co. .............................................     1,483         56,072
                       Hershey Foods Corp. ........................................     1,052         61,531
                       Kellogg Co. ................................................     1,723         76,915
                       Kroger Co.+.................................................     3,105         53,095
                       McCormick & Co., Inc. ......................................       480         17,842
                       Pepsi Bottling Group, Inc. .................................     1,060         28,991
                       PepsiCo, Inc. ..............................................     7,078        380,089
                       Reynolds American, Inc. ....................................       644         51,790
                       Safeway, Inc.+..............................................     1,869         35,231
                       Sara Lee Corp. .............................................     3,311         77,742
                       SUPERVALU, Inc. ............................................       566         17,891
                       Sysco Corp. ................................................     2,734         95,608
                       UST, Inc. ..................................................       673         34,094
                       Wm. Wrigley Jr. Co. ........................................       943         66,378
                       Household Products -- 2.5%
                       Alberto-Culver Co. .........................................       375         20,344
                       Avon Products, Inc. ........................................     1,974         83,342
                       Clorox Co. .................................................       634         37,672
                       Colgate-Palmolive Co. ......................................     2,223        116,796
                       Gillette Co. ...............................................     4,184        212,213
                       Kimberly-Clark Corp. .......................................     1,970        129,055
                       Pactiv Corp.+...............................................       631         14,015
                       Procter & Gamble Co. .......................................    10,622        565,409
                                                                                                 ------------
                                                                                                   3,738,778
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       EDUCATION -- 0.1%
                       Education -- 0.1%
                       Apollo Group, Inc.+.........................................       810    $    63,334
                                                                                                 ------------
                       ENERGY -- 9.7%
                       Energy Services -- 8.3%
                       Allegheny Energy, Inc.+.....................................       581         11,237
                       Amerada Hess Corp. .........................................       381         33,014
                       Ameren Corp. ...............................................       789         39,545
                       American Electric Power Co., Inc. ..........................     1,652         58,233
                       Baker Hughes, Inc. .........................................     1,396         60,447
                       BJ Services Co. ............................................       670         32,193
                       ChevronTexaco Corp. ........................................     8,838        480,787
                       Cinergy Corp. ..............................................       776         31,265
                       CMS Energy Corp.+...........................................       816          8,592
                       ConocoPhillips..............................................     2,880        267,235
                       Consolidated Edison, Inc. ..................................     1,001         43,914
                       Constellation Energy Group, Inc. ...........................       731         36,550
                       Dominion Resources, Inc. ...................................     1,382         95,883
                       DTE Energy Co. .............................................       729         31,937
                       Duke Energy Corp. ..........................................     3,968        106,303
                       Edison International........................................     1,359         44,127
                       Entergy Corp. ..............................................       963         66,948
                       Exelon Corp. ...............................................     2,756        121,953
                       Exxon Mobil Corp. ..........................................    26,988      1,392,581
                       FirstEnergy Corp. ..........................................     1,378         54,789
                       FPL Group, Inc. ............................................       786         60,239
                       Halliburton Co. ............................................     1,848         76,008
                       Marathon Oil Corp. .........................................     1,447         56,042
                       Nabors Industries, Ltd.+....................................       626         31,550
                       Noble Corp.+................................................       570         30,410
                       PG&E Corp.+.................................................     1,674         58,590
                       Pinnacle West Capital Corp. ................................       240         10,008
                       PPL Corp. ..................................................       795         42,930
                       Public Service Enterprise Group, Inc. ......................     1,008         53,172
                       Rowan Cos., Inc. ...........................................       340          9,574
                       Schlumberger, Ltd. .........................................     2,464        167,651
                       Southern Co. ...............................................     3,085        104,180
                       TECO Energy, Inc. ..........................................       870         13,929
                       Transocean, Inc.+...........................................     1,339         58,916
                       TXU Corp. ..................................................     1,028         71,138
                       Xcel Energy, Inc. ..........................................     1,698         30,887
                       Energy Sources -- 1.4%
                       Anadarko Petroleum Corp. ...................................     1,045         69,189
                       Apache Corp. ...............................................     1,388         75,535
                       Burlington Resources, Inc. .................................     1,676         73,258
                       Calpine Corp.+..............................................     2,290          7,626
                       Devon Energy Corp. .........................................     2,036         82,804
                       EOG Resources, Inc. ........................................       490         36,382
                       Kerr-McGee Corp. ...........................................       546         33,716
                       Occidental Petroleum Corp. .................................     1,666         97,261
                       Sunoco, Inc. ...............................................       300         26,247
                       Unocal Corp. ...............................................     1,105         52,565
                       Valero Energy Corp. ........................................     1,070         55,672
                       XTO Energy, Inc. ...........................................       830         29,805
                                                                                                 ------------
                                                                                                   4,532,817
                                                                                                 ------------

---------------------
    88

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE -- 19.9%
                       Banks -- 7.0%
                       Compass Bancshares, Inc. ...................................       120    $     5,620
                       AmSouth Bancorp.............................................     1,547         38,582
                       Bank of America Corp. ......................................    17,002        788,383
                       Bank of New York Co., Inc. .................................     3,277         97,360
                       BB&T Corp. .................................................     2,312         91,255
                       Comerica, Inc. .............................................       714         41,312
                       Fifth Third Bancorp.........................................     2,380        110,599
                       First Horizon National Corp. ...............................       520         22,136
                       Golden West Financial Corp. ................................     1,284         82,972
                       Huntington Bancshares, Inc. ................................       751         17,250
                       Key Corp. ..................................................     1,703         56,914
                       M&T Bank Corp. .............................................       490         50,156
                       Marshall & Ilsley Corp. ....................................       980         41,954
                       Mellon Financial Corp. .....................................     1,771         51,979
                       National City Corp. ........................................     2,823        100,358
                       North Fork Bancorp, Inc. ...................................     2,011         57,716
                       Northern Trust Corp. .......................................       918         40,061
                       PNC Financial Services Group, Inc. .........................     1,248         67,230
                       Regions Financial Corp. ....................................     1,969         63,008
                       Sovereign Bancorp, Inc. ....................................     1,436         32,655
                       State Street Corp. .........................................     1,406         63,003
                       SunTrust Banks, Inc. .......................................     1,308         94,202
                       Synovus Financial Corp. ....................................     1,339         36,327
                       U.S. Bancorp................................................     7,848        235,832
                       Wachovia Corp. .............................................     6,716        368,373
                       Washington Mutual, Inc. ....................................     3,724        150,263
                       Wells Fargo & Co. ..........................................     7,194        440,992
                       Zions Bancorp...............................................       370         25,093
                       Financial Services -- 8.5%
                       American Express Co. .......................................     5,300        282,755
                       Bear Stearns Cos., Inc. ....................................       441         44,567
                       Capital One Financial Corp. ................................     1,017         79,611
                       Charles Schwab Corp. .......................................     5,714         64,225
                       CIT Group, Inc. ............................................       864         34,880
                       Citigroup, Inc. ............................................    21,652      1,062,031
                       Countrywide Credit Industries, Inc. ........................     2,354         87,098
                       E*TRADE Group, Inc.+........................................     1,610         22,137
                       Fannie Mae..................................................     4,043        261,097
                       Federated Investors, Inc., Class B..........................       400         11,752
                       Franklin Resources, Inc. ...................................     1,040         70,574
                       Freddie Mac.................................................     2,875        187,709
                       Goldman Sachs Group, Inc. ..................................     2,020        217,857
                       J.P. Morgan Chase & Co. ....................................    14,887        555,732
                       Janus Capital Group, Inc. ..................................     1,042         15,453
                       Lehman Brothers Holdings, Inc. .............................     1,135        103,501
                       MBIA, Inc. .................................................       600         35,844
                       MBNA Corp. .................................................     5,338        141,884
                       Merrill Lynch & Co., Inc. ..................................     3,889        233,612
                       MGIC Investment Corp. ......................................       412         26,327
                       Moody's Corp. ..............................................       617         51,692
                       Morgan Stanley..............................................     4,568        255,625
                       Providian Financial Corp.+..................................     1,280         21,350
                       SLM Corp. ..................................................     1,819         91,296
                       T. Rowe Price Group, Inc. ..................................       518         31,002
                       Insurance -- 4.4%
                       ACE, Ltd. ..................................................     1,190         51,646
                       AFLAC, Inc. ................................................     2,122         83,840

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Allstate Corp. .............................................     2,826    $   142,543
                       Ambac Financial Group, Inc. ................................       460         35,365
                       American International Group, Inc.#.........................    10,883        721,434
                       Aon Corp. ..................................................     1,362         30,972
                       Chubb Corp. ................................................       795         59,212
                       CIENA Corp.+................................................     2,380          6,069
                       CIGNA Corp. ................................................       574         46,063
                       Cincinnati Financial Corp. .................................       637         28,104
                       Hartford Financial Services Group, Inc. ....................     1,226         82,498
                       Jefferson-Pilot Corp. ......................................       370         18,463
                       Lincoln National Corp. .....................................       740         34,144
                       Loews Corp. ................................................       778         52,904
                       Marsh & McLennan Cos., Inc. ................................     2,180         70,850
                       MetLife, Inc. ..............................................     3,130        124,417
                       Principal Financial Group, Inc. ............................     1,320         53,566
                       Progressive Corp. ..........................................       836         69,931
                       Prudential Financial, Inc. .................................     2,170        116,985
                       SAFECO Corp. ...............................................       536         24,817
                       St. Paul Cos., Inc. ........................................     2,795        104,924
                       Torchmark Corp. ............................................       453         24,734
                       UnumProvident Corp. ........................................     1,234         21,188
                       XL Capital, Ltd., Class A...................................       579         43,298
                                                                                                 ------------
                                                                                                   9,309,163
                                                                                                 ------------
                       HEALTHCARE -- 12.1%
                       Drugs -- 5.9%
                       Abbott Laboratories.........................................     6,363        286,462
                       Allergan, Inc. .............................................       555         42,152
                       AmerisourceBergen Corp. ....................................       440         25,643
                       Amgen, Inc.+................................................     5,302        329,997
                       Bristol-Myers Squibb Co. ...................................     7,986        187,192
                       Cardinal Health, Inc. ......................................     1,799        101,320
                       Eli Lilly and Co. ..........................................     4,723        256,176
                       Express Scripts, Inc., Class A+.............................       330         24,483
                       Forest Laboratories, Inc.+..................................     1,548         64,288
                       Gilead Sciences, Inc.+......................................     1,800         59,580
                       King Pharmaceuticals, Inc.+.................................     1,030         10,825
                       Merck & Co., Inc. ..........................................     9,275        260,164
                       Mylan Laboratories, Inc. ...................................     1,140         18,958
                       Pfizer, Inc. ...............................................    31,459        760,049
                       Schering-Plough Corp. ......................................     6,155        114,237
                       Watson Pharmaceuticals, Inc.+...............................       476         14,199
                       Wyeth.......................................................     5,578        221,056
                       Health Services -- 1.9%
                       Aetna, Inc. ................................................       627         79,660
                       Caremark Rx, Inc.+..........................................     1,900         74,290
                       HCA, Inc. ..................................................     1,740         77,465
                       Health Management Assoc., Inc., Class A.....................     1,020         22,522
                       Humana, Inc.+...............................................       670         22,961
                       IMS Health, Inc. ...........................................       979         22,889
                       Laboratory Corp. of America Holdings+.......................       590         28,231
                       Manor Care, Inc. ...........................................       361         12,473
                       McKesson Corp. .............................................     1,224         42,216
                       Medco Health Solutions, Inc.+...............................     1,163         49,509
                       Quest Diagnostics, Inc. ....................................       430         40,979
                       Tenet Healthcare Corp.+.....................................     2,072         20,575
                       UnitedHealth Group, Inc. ...................................     2,728        242,519
                       Wellpoint, Inc.+............................................     1,228        149,202

---------------------
    90

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 4.3%
                       Applied Biosystems Group -- Applera Corp. ..................       847    $    16,982
                       Bausch & Lomb, Inc. ........................................       236         17,202
                       Baxter International, Inc. .................................     2,572         86,831
                       Becton Dickinson & Co. .....................................     1,049         59,426
                       Biogen Idec, Inc.+..........................................     1,412         91,724
                       Biomet, Inc. ...............................................     1,019         43,287
                       Boston Scientific Corp.+....................................     3,524        116,503
                       C.R. Bard, Inc. ............................................       450         30,510
                       Chiron Corp.+...............................................       803         26,379
                       Fisher Scientific International, Inc.+......................       492         31,070
                       Genzyme Corp.+..............................................       980         57,046
                       Guidant Corp. ..............................................     1,314         95,252
                       Hospira, Inc.+..............................................       662         19,125
                       Johnson & Johnson...........................................    12,396        802,021
                       MedImmune, Inc.+............................................     1,037         24,530
                       Medtronic, Inc. ............................................     5,056        265,389
                       St. Jude Medical, Inc.+.....................................     1,476         57,977
                       Stryker Corp. ..............................................     1,680         82,555
                       Zimmer Holdings, Inc.+......................................     1,022         80,585
                                                                                                 ------------
                                                                                                   5,666,666
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 11.7%
                       Aerospace & Military Technology -- 1.7%
                       Boeing Co. .................................................     3,508        177,505
                       General Dynamics Corp. .....................................       834         86,111
                       Goodrich Corp. .............................................       512         17,562
                       L-3 Communications Holdings, Inc. ..........................       409         29,207
                       Lockheed Martin Corp. ......................................     1,878        108,567
                       Northrop Grumman Corp. .....................................     1,498         77,716
                       Raytheon Co. ...............................................     1,881         70,349
                       Rockwell Collins, Inc. .....................................       751         32,218
                       United Technologies Corp. ..................................     2,136        215,052
                       Business Services -- 1.8%
                       Allied Waste Industries, Inc.+..............................     1,280         10,637
                       Automatic Data Processing, Inc. ............................     2,437        105,961
                       Cendant Corp. ..............................................     4,407        103,785
                       Convergys Corp.+............................................       626          8,945
                       Equifax, Inc. ..............................................       598         16,923
                       First Data Corp. ...........................................     3,463        141,083
                       Fiserv, Inc.+...............................................       817         31,250
                       Fluor Corp. ................................................       366         19,596
                       Genuine Parts Co. ..........................................       735         31,112
                       H&R Block, Inc. ............................................       698         33,720
                       Interpublic Group of Cos., Inc.+............................     1,804         23,542
                       Johnson Controls, Inc. .....................................       798         47,210
                       Maxim Integrated Products, Inc. ............................     1,371         53,483
                       Monster Worldwide, Inc.+....................................       500         15,645
                       Paychex, Inc. ..............................................     1,575         48,022
                       PerkinElmer, Inc. ..........................................       534         12,277
                       R.R. Donnelley & Sons Co. ..................................       801         26,793
                       Robert Half International, Inc. ............................       730         22,148
                       W.W. Grainger, Inc. ........................................       384         23,505
                       Waste Management, Inc. .....................................     2,375         68,875
                       Electrical Equipment -- 0.2%
                       American Power Conversion Corp. ............................       837         17,803
                       American Standard Cos., Inc.+...............................       890         35,636

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Electrical Equipment (continued)
                       Power-One, Inc.+............................................       350    $     2,601
                       Thermo Electron Corp.+......................................       695         20,808
                       Machinery -- 2.2%
                       Caterpillar, Inc. ..........................................     1,413        125,898
                       Cooper Industries, Ltd., Class A............................       400         27,800
                       Cummins, Inc. ..............................................       190         14,757
                       Danaher Corp. ..............................................     1,220         66,953
                       Deere & Co. ................................................     1,041         72,277
                       Dover Corp. ................................................       849         32,517
                       Eaton Corp. ................................................       634         43,106
                       Illinois Tool Works, Inc. ..................................     1,259        109,508
                       Ingersoll-Rand Co., Class A.................................       739         54,967
                       ITT Industries, Inc. .......................................       392         33,434
                       Pall Corp. .................................................       450         12,118
                       Parker-Hannifin Corp. ......................................       512         33,362
                       Rockwell Automation, Inc. ..................................       781         44,244
                       Textron, Inc. ..............................................       589         42,396
                       Tyco International, Ltd. ...................................     8,395        303,395
                       Multi-Industry -- 4.3%
                       3M Co. .....................................................     3,248        274,001
                       General Electric Co. .......................................    44,188      1,596,513
                       Honeywell International, Inc. ..............................     3,588        129,096
                       Transportation -- 1.5%
                       Burlington Northern Santa Fe Corp. .........................     1,557         75,016
                       CSX Corp. ..................................................       911         36,413
                       FedEx Corp. ................................................     1,256        120,136
                       Norfolk Southern Corp. .....................................     1,641         57,304
                       Ryder System, Inc. .........................................       239         10,887
                       Union Pacific Corp. ........................................     1,084         64,606
                       United Parcel Service, Inc., Class B........................     4,640        346,515
                                                                                                 ------------
                                                                                                   5,462,866
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.7%
                       Broadcasting & Media -- 3.8%
                       Clear Channel Communications, Inc. .........................     2,396         77,702
                       Comcast Corp., Class A+.....................................     9,273        298,498
                       Dow Jones & Co., Inc. ......................................       376         14,333
                       Gannett Co., Inc. ..........................................     1,073         85,883
                       Knight-Ridder, Inc. ........................................       360         23,440
                       McGraw-Hill Cos., Inc. .....................................       813         73,576
                       Meredith Corp. .............................................       184          8,837
                       New York Times Co., Class A.................................       623         24,222
                       News Corp. .................................................    10,560        179,520
                       Omnicom Group, Inc. ........................................       786         66,724
                       Time Warner, Inc.+..........................................    19,238        346,284
                       Tribune Co. ................................................     1,357         54,253
                       Univision Communications, Inc., Class A+....................     1,390         37,961
                       Viacom, Inc., Class B.......................................     7,153        267,093
                       Walt Disney Co. ............................................     8,582        245,703
                       Entertainment Products -- 0.3%
                       Eastman Kodak Co. ..........................................     1,202         39,774
                       Hasbro, Inc. ...............................................       763         14,955
                       International Game Technology...............................     1,440         45,072
                       Mattel, Inc. ...............................................     1,650         32,092

---------------------
    92

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 1.6%
                       Brunswick Corp. ............................................       414    $    19,094
                       Carnival Corp. .............................................     2,641        152,122
                       Darden Restaurants, Inc. ...................................       674         19,923
                       Delta Air Lines, Inc.+......................................       529          2,851
                       Harrah's Entertainment, Inc. ...............................       471         29,786
                       Hilton Hotels Corp. ........................................     1,611         35,845
                       Marriott International, Inc., Class A.......................       959         60,590
                       McDonald's Corp. ...........................................     5,183        167,877
                       Sabre Holdings Corp., Class A...............................       588         12,407
                       Southwest Airlines Co. .....................................     3,238         46,886
                       Starbucks Corp.+............................................     1,662         89,748
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       870         50,364
                       Yum! Brands, Inc. ..........................................     1,210         56,084
                                                                                                 ------------
                                                                                                   2,679,499
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 18.1%
                       Communication Equipment -- 1.0%
                       JDS Uniphase Corp.+.........................................     6,015         12,872
                       Motorola, Inc. .............................................    10,059        158,329
                       QUALCOMM, Inc. .............................................     6,798        253,157
                       Symbol Technologies, Inc. ..................................     1,017         18,611
                       Computers & Business Equipment -- 4.1%
                       Apple Computer, Inc.+.......................................     1,684        129,500
                       Avery Denison Corp. ........................................       458         27,521
                       Dell, Inc.+.................................................    10,437        435,849
                       EMC Corp.+..................................................    10,049        131,642
                       Esc Seagate Technology(1)...................................     1,206              0
                       Gateway, Inc.+..............................................     1,649          7,800
                       Hewlett-Packard Co. ........................................    12,624        247,304
                       International Business Machines Corp. ......................     6,949        649,175
                       Lexmark International, Inc., Class A+.......................       548         45,676
                       Network Appliance, Inc.+....................................     1,490         47,442
                       Pitney Bowes, Inc. .........................................       834         37,313
                       Sun Microsystems, Inc.+.....................................    13,902         60,613
                       VERITAS Software Corp.+.....................................     1,759         45,241
                       Xerox Corp.+................................................     3,860         61,297
                       Computer Services -- 0.3%
                       Computer Associates International, Inc. ....................     2,449         66,588
                       Computer Sciences Corp.+....................................       786         40,495
                       Compuware Corp.+............................................     1,640         11,316
                       Sungard Data Systems, Inc.+.................................     1,190         31,999
                       Computer Software -- 4.0%
                       Adobe Systems, Inc. ........................................     1,006         57,241
                       Affiliated Computer Services, Inc., Class A+................       530         28,721
                       Autodesk, Inc. .............................................       952         27,960
                       BMC Software, Inc.+.........................................       954         16,056
                       Citrix Systems, Inc.+.......................................       708         15,186
                       Electronic Arts, Inc.+......................................     1,270         81,712
                       Electronic Data Systems Corp. ..............................     2,156         46,181
                       Intuit, Inc.+...............................................       800         31,200
                       Mercury Interactive Corp.+..................................       353         15,451
                       Microsoft Corp. ............................................    45,432      1,193,953
                       NCR Corp.+..................................................       800         27,344
                       Novell, Inc.+...............................................     1,649          9,515
                       Oracle Corp.+...............................................    21,425        295,022

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Software (continued)
                       Parametric Technology Corp.+................................     1,128    $     6,430
                       Siebel Systems, Inc.+.......................................     2,110         18,378
                       Unisys Corp.+...............................................     1,396         10,959
                       Electronics -- 3.5%
                       Advanced Micro Devices, Inc.+...............................     1,608         25,406
                       Agilent Technologies, Inc.+.................................     2,032         44,928
                       Altera Corp.+...............................................     1,578         30,298
                       Analog Devices, Inc. .......................................     1,582         56,778
                       Applied Materials, Inc.+....................................     7,092        112,763
                       Applied Micro Circuits Corp.+...............................     1,440          4,766
                       Broadcom Corp., Class A+....................................     1,349         42,939
                       Emerson Electric Co. .......................................     1,755        118,006
                       Freescale Semiconductor, Inc.+..............................     1,362         23,794
                       Intel Corp. ................................................    26,534        595,688
                       Jabil Circuit, Inc.+........................................       835         19,681
                       KLA-Tencor Corp.+...........................................       837         38,711
                       Linear Technology Corp. ....................................     1,305         49,251
                       LSI Logic Corp.+............................................     1,755         10,723
                       Micron Technology, Inc.+....................................     2,682         27,920
                       Millipore Corp.+............................................       221          9,620
                       Molex, Inc. ................................................       805         23,120
                       National Semiconductor Corp. ...............................     1,526         25,835
                       Novellus Systems, Inc.+.....................................       611         15,978
                       NVIDIA Corp.+...............................................       710         16,273
                       PMC-Sierra, Inc.+...........................................       740          7,607
                       QLogic Corp.+...............................................       390         14,929
                       Sanmina-SCI Corp.+..........................................     2,222         13,732
                       Solectron Corp.+............................................     4,056         20,158
                       Tektronix, Inc. ............................................       382         11,009
                       Teradyne, Inc.+.............................................       815         11,435
                       Texas Instruments, Inc. ....................................     7,238        167,994
                       Waters Corp.+...............................................       490         24,049
                       Xilinx, Inc. ...............................................     1,479         43,172
                       Internet Content -- 0.9%
                       eBay, Inc.+.................................................     2,770        225,755
                       Yahoo!, Inc.+...............................................     5,798        204,148
                       Internet Software -- 0.1%
                       Symantec Corp.+.............................................     2,630         61,411
                       Telecommunications -- 4.2%
                       ADC Telecommunications, Inc.+...............................     3,384          8,697
                       ALLTEL Corp. ...............................................     1,194         65,718
                       Andrew Corp.+...............................................       681          8,894
                       AT&T Corp. .................................................     3,320         63,711
                       Avaya, Inc.+................................................     1,892         27,150
                       BellSouth Corp. ............................................     7,654        200,841
                       Cisco Systems, Inc.+........................................    27,506        496,208
                       Citizens Communications Co. ................................     1,300         17,537
                       Comverse Technology, Inc.+..................................       830         18,550
                       Corning, Inc.+..............................................     5,820         63,671
                       Lucent Technologies, Inc.+..................................    18,004         58,693
                       Nextel Communications, Inc., Class A+.......................     4,649        133,380
                       Qwest Communications International, Inc.+...................     7,589         31,874
                       SBC Communications, Inc. ...................................    13,845        328,957

---------------------
    94

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Scientific-Atlanta, Inc. ...................................       637    $    19,307
                       Tellabs, Inc.+..............................................     1,926         13,713
                       Verizon Communications, Inc. ...............................    11,569        411,741
                                                                                                 ------------
                                                                                                   8,467,568
                                                                                                 ------------
                       MATERIALS -- 3.0%
                       Chemicals -- 1.7%
                       Air Products and Chemicals, Inc. ...........................       949         55,906
                       Ashland, Inc. ..............................................       301         18,475
                       Dow Chemical Co. ...........................................     3,927        195,172
                       du Pont (E.I.) de Nemours and Co. ..........................     4,168        198,230
                       Eastman Chemical Co. .......................................       341         18,465
                       Ecolab, Inc. ...............................................     1,074         36,140
                       Engelhard Corp. ............................................       530         15,927
                       Great Lakes Chemical Corp. .................................       232          6,136
                       Hercules, Inc.+.............................................       480          6,965
                       International Flavors & Fragrances, Inc. ...................       400         16,888
                       Monsanto Co. ...............................................     1,140         61,708
                       PPG Industries, Inc. .......................................       733         50,416
                       Praxair, Inc. ..............................................     1,362         58,770
                       Rohm and Haas Co. ..........................................       984         43,532
                       Sigma-Aldrich Corp. ........................................       286         17,975
                       Forest Products -- 0.6%
                       Bemis Co., Inc. ............................................       460         13,340
                       Georgia-Pacific Corp. ......................................     1,100         35,310
                       International Paper Co. ....................................     2,048         80,179
                       Louisiana-Pacific Corp. ....................................       461         11,802
                       MeadWestvaco Corp. .........................................       860         24,845
                       Sealed Air Corp.+...........................................       350         17,955
                       Temple-Inland, Inc. ........................................       212         13,483
                       Weyerhaeuser Co. ...........................................     1,005         62,712
                       Metals & Minerals -- 0.7%
                       Alcoa, Inc. ................................................     3,632        107,180
                       Allegheny Technologies, Inc. ...............................       420         10,080
                       Ball Corp. .................................................       486         20,762
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       737         27,129
                       Newmont Mining Corp. .......................................     1,845         76,734
                       Nucor Corp. ................................................       664         37,290
                       Phelps Dodge Corp. .........................................       393         37,846
                       United States Steel Corp. ..................................       492         25,486
                                                                                                 ------------
                                                                                                   1,402,838
                                                                                                 ------------
                       REAL ESTATE -- 0.5%
                       Real Estate Investment Trusts -- 0.5%
                       Apartment Investment & Management Co., Class A..............       230          8,257
                       Archstone-Smith Trust.......................................       810         27,783
                       Equity Office Properties Trust..............................     1,690         47,286
                       Equity Residential..........................................     1,173         36,996
                       Plum Creek Timber Co., Inc. ................................       780         27,862
                       ProLogis....................................................       770         29,368
                       Simon Property Group, Inc. .................................       934         55,386
                                                                                                 ------------
                                                                                                     232,938
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES -- 1.0%
                       Electric Utilities -- 0.3%
                       AES Corp.+..................................................     2,697    $    37,893
                       CenterPoint Energy, Inc. ...................................     1,291         14,524
                       NiSource, Inc. .............................................     1,133         25,945
                       Progress Energy, Inc. ......................................     1,055         46,684
                       Gas & Pipeline Utilities -- 0.4%
                       Dynegy, Inc., Class A+......................................     1,748          7,778
                       El Paso Energy Corp. .......................................     2,716         29,523
                       KeySpan Corp. ..............................................       693         27,353
                       Kinder Morgan, Inc. ........................................       410         30,766
                       NICOR, Inc. ................................................        90          3,323
                       Sempra Energy...............................................       964         35,880
                       Williams Cos., Inc. ........................................     2,322         39,033
                       Telephone -- 0.3%
                       CenturyTel, Inc. ...........................................       576         18,778
                       Sprint Corp. (FON Group)....................................     6,146        146,459
                                                                                                 ------------
                                                                                                     463,939
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $50,686,533)....               45,916,983
                                                                                                 ------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.2%                       AMOUNT
                       --------------------------------------------------------------------------------------
                       U.S. TREASURY BILLS -- 0.2%
                       United States Treasury Bills 1.81% due 03/03/05 (cost
                         $99,849)(2)...............................................  $100,000         99,849
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 1.8%
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.90% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $831,021 and collateralized by
                         $665,000 of United States Treasury Notes, bearing interest at 7.25% due 05/15/16 having an approximate value of
                         $849,091 (cost $831,000)(2)...............................   831,000        831,000
                                                                                                 ------------

                       TOTAL INVESTMENTS -- (cost $51,617,382)@            100.1%                     46,847,832
                       Liabilities in excess of other assets --             (0.1)                        (58,691)
                                                                           ------                    ------------
                       NET ASSETS --                                       100.0%                    $46,789,141
                                                                           ======                    ============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company
               @ See Note 3 for cost of investments on a tax basis
               (1) Fair valued security; see Note 2
               (2) The security or a portion thereof represents collateral for open futures contracts.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                        NUMBER OF                                       EXPIRATION   VALUE AT      VALUE AS OF       UNREALIZED
                        CONTRACTS              DESCRIPTION                 DATE     TRADE DATE   JANUARY 31, 2005   DEPRECIATION
                       ---------------------------------------------------------------------------------------------------------
                       14    Long   S&P 500 E-Mini Future Index.......  March 2005   $833,925        $827,190         $(6,735)
                                                                                                                      ========

              See Notes to Financial Statements

---------------------
    96

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   13.7%
      Retail........................................    6.9
      Computer Software.............................    6.8
      Household Products............................    5.6
      Health Services...............................    5.6
      Computers & Business Equipment................    5.5
      Broadcasting & Media..........................    5.2
      Electronics...................................    4.9
      Multi-Industry................................    4.9
      Medical Products..............................    4.1
      Energy Services...............................    4.1
      Leisure & Tourism.............................    3.6
      Communication Equipment.......................    3.1
      Food, Beverage & Tobacco......................    2.6
      Insurance.....................................    2.5
      Internet Content..............................    2.2
      Chemicals.....................................    1.8
      Aerospace & Military Technology...............    1.7
      Banks.........................................    1.6
      Telephone.....................................    1.5
      Automotive....................................    1.4
      Transportation................................    1.4
      Energy Sources................................    1.3
      Electrical Equipment..........................    1.3
      Broadcasting & Publishing.....................    1.0
      Drugs.........................................    1.0
      Housing.......................................    0.9
      Entertainment Products........................    0.8
      Telecommunications............................    0.6
      Education.....................................    0.5
      Business Services.............................    0.4
                                                       -----
                                                       98.5%
                                                       =====

    -------------------
    * Calculated as a percentage of Net Assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH-INCOME PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 98.5%                                          SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.2%
                       Automotive -- 1.4%
                       Harley-Davidson, Inc. ......................................    201,000   $ 12,082,110
                       Housing -- 0.9%
                       D.R. Horton, Inc. ..........................................     70,000      2,784,600
                       Lennar Corp., Class A.......................................     50,000      2,823,500
                       Pulte Homes, Inc. ..........................................     40,000      2,643,200
                       Retail -- 6.9%
                       Fortune Brands, Inc. .......................................    134,600     11,303,708
                       Home Depot, Inc. ...........................................    433,800     17,898,588
                       Lowe's Cos., Inc. ..........................................    229,700     13,090,603
                       Target Corp. ...............................................    246,900     12,535,113
                       Wendy's International, Inc. ................................    177,100      6,945,862
                                                                                                 -------------
                                                                                                   82,107,284
                                                                                                 -------------
                       CONSUMER STAPLES -- 8.2%
                       Food, Beverage & Tobacco -- 2.6%
                       Dean Foods Co.+.............................................     95,000      3,346,850
                       PepsiCo, Inc. ..............................................    379,500     20,379,150
                       Household Products -- 5.6%
                       Avon Products, Inc. ........................................    356,000     15,030,320
                       Estee Lauder Cos., Inc., Class A............................    125,000      5,642,500
                       Procter & Gamble Co. .......................................    550,000     29,276,500
                                                                                                 -------------
                                                                                                   73,675,320
                                                                                                 -------------
                       EDUCATION -- 0.5%
                       Education -- 0.5%
                       Apollo Group, Inc.+.........................................     60,000      4,691,400
                                                                                                 -------------
                       ENERGY -- 5.4%
                       Energy Services -- 4.1%
                       Halliburton Co. ............................................    260,000     10,693,800
                       Nabors Industries, Ltd.+....................................    250,000     12,600,000
                       Schlumberger, Ltd. .........................................    200,200     13,621,608
                       Energy Sources -- 1.3%
                       Noble Energy, Inc. .........................................    190,000     11,242,300
                                                                                                 -------------
                                                                                                   48,157,708
                                                                                                 -------------
                       FINANCE -- 17.8%
                       Banks -- 1.6%
                       Commerce Bancorp, Inc. .....................................    120,000      6,904,800
                       North Fork Bancorp, Inc. ...................................    265,600      7,622,720
                       Financial Services -- 13.7%
                       American Express Co. .......................................    300,700     16,042,345
                       Charles Schwab Corp. .......................................    600,000      6,744,000
                       Citigroup, Inc. ............................................    901,578     44,222,401
                       Franklin Resources, Inc. ...................................    130,000      8,821,800
                       J.P. Morgan Chase & Co. ....................................    563,400     21,031,722
                       Legg Mason, Inc. ...........................................     97,500      7,529,925

---------------------
    98

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       MBNA Corp. .................................................    240,000   $  6,379,200
                       Merrill Lynch & Co., Inc. ..................................    200,000     12,014,000
                       Insurance -- 2.5%
                       ACE, Ltd. ..................................................    279,800     12,143,320
                       AFLAC, Inc. ................................................    245,000      9,679,950
                                                                                                 -------------
                                                                                                  159,136,183
                                                                                                 -------------
                       HEALTHCARE -- 10.7%
                       Drugs -- 1.0%
                       Amgen, Inc.+................................................    150,000      9,336,000
                       Health Services -- 5.6%
                       Caremark Rx, Inc.+..........................................    200,000      7,820,000
                       UnitedHealth Group, Inc. ...................................    190,000     16,891,000
                       Wellpoint, Inc.+............................................    206,000     25,029,000
                       Medical Products -- 4.1%
                       Alcon, Inc. ................................................     42,000      3,326,400
                       Beckman Coulter, Inc. ......................................     19,400      1,299,800
                       Biogen Idec, Inc.+..........................................    125,000      8,120,000
                       Genentech, Inc.+............................................     80,000      3,816,800
                       St. Jude Medical, Inc.+.....................................    220,000      8,641,600
                       Zimmer Holdings, Inc.+......................................    140,000     11,039,000
                                                                                                 -------------
                                                                                                   95,319,600
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 10.7%
                       Aerospace & Military Technology -- 1.7%
                       United Technologies Corp. ..................................    154,300     15,534,924
                       Broadcasting & Publishing -- 1.0%
                       FedEx Corp. ................................................     90,000      8,608,500
                       Business Services -- 0.4%
                       Fiserv, Inc.+...............................................     90,000      3,442,500
                       Electrical Equipment -- 1.3%
                       American Standard Cos., Inc.+...............................    300,000     12,012,000
                       Multi-Industry -- 4.9%
                       General Electric Co. .......................................  1,210,000     43,717,300
                       Transportation -- 1.4%
                       United Parcel Service, Inc., Class B........................    165,000     12,322,200
                                                                                                 -------------
                                                                                                   95,637,424
                                                                                                 -------------
                       INFORMATION & ENTERTAINMENT -- 9.6%
                       Broadcasting & Media -- 5.2%
                       News Corp...................................................    469,700      8,257,326
                       Time Warner, Inc.+..........................................    897,500     16,155,000
                       Univision Communications, Inc., Class A+....................    230,000      6,281,300
                       Viacom Inc., Class B........................................    315,000     11,762,100
                       Westwood One, Inc.+.........................................    175,000      4,226,250
                       Entertainment Products -- 0.8%
                       International Game Technology...............................    223,700      7,001,810
                       Leisure & Tourism -- 3.6%
                       Carnival Corp. .............................................    240,000     13,824,000
                       Royal Caribbean Cruises, Ltd. ..............................    230,000     12,190,000
                       Southwest Airlines Co. .....................................    390,000      5,647,200

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Starbucks Corp.+............................................      5,500   $    297,000
                                                                                                 -------------
                                                                                                   85,641,986
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 23.1%
                       Communication Equipment -- 3.1%
                       Juniper Networks, Inc.+.....................................    420,000     10,554,600
                       QUALCOMM, Inc. .............................................    460,000     17,130,400
                       Computers & Business Equipment -- 5.5%
                       Apple Computer, Inc.+.......................................    110,000      8,459,000
                       Dell, Inc.+.................................................    600,000     25,056,000
                       EMC Corp.+..................................................    720,000      9,432,000
                       Network Appliance, Inc.+....................................    210,000      6,686,400
                       Computer Software -- 6.8%
                       Electronic Arts, Inc.+......................................    165,000     10,616,100
                       McAfee, Inc.+...............................................    230,000      5,945,500
                       Mercury Interactive Corp.+..................................    110,000      4,814,700
                       Microsoft Corp. ............................................  1,055,000     27,725,400
                       Oracle Corp.+...............................................    840,000     11,566,800
                       Electronics -- 4.9%
                       Advanced Micro Devices, Inc.+...............................    440,000      6,952,000
                       Broadcom Corp., Class A+....................................    304,700      9,698,601
                       Flextronics International, Ltd.+............................    325,000      4,598,750
                       Lam Research Corp.+.........................................    232,900      6,232,404
                       Marvell Technology Group, Ltd.+.............................    303,700     10,158,765
                       Silicon Laboratories, Inc.+ ................................    190,000      6,479,000
                       Internet Content -- 2.2%
                       eBay, Inc.+.................................................    120,000      9,780,000
                       Yahoo!, Inc.+...............................................    275,000      9,682,750
                       Telecommunications -- 0.6%
                       Corning, Inc.+..............................................    500,000      5,470,000
                                                                                                 -------------
                                                                                                  207,039,170
                                                                                                 -------------
                       MATERIALS -- 1.8%
                       Chemicals -- 1.8%
                       Air Products and Chemicals, Inc. ...........................    150,000      8,836,500
                       FMC Technologies, Inc.+.....................................    235,000      7,198,050
                                                                                                 -------------
                                                                                                   16,034,550
                                                                                                 -------------
                       UTILITIES -- 1.5%
                       Telephone -- 1.5%
                       CenturyTel, Inc. ...........................................    150,000      4,890,000
                       Sprint Corp. (FON Group)....................................    375,000      8,936,250
                                                                                                 -------------
                                                                                                   13,826,250
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $703,535,689)...               881,266,875
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $703,535,689)@                           98.5%                                881,266,875
                       Other assets less liabilities --                  1.5                                  13,735,653
                                                                       ------                               -------------
                       NET ASSETS --                                   100.0%                               $895,002,528
                                                                       ======                               =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    100

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................      15.9%
      Energy Services...............................      14.7
      Banks.........................................      10.4
      Insurance.....................................       8.8
      Food, Beverage & Tobacco......................       6.2
      Machinery.....................................       4.6
      Broadcasting & Media..........................       3.8
      Business Services.............................       3.2
      Electronics...................................       3.0
      Telecommunications............................       2.9
      Drugs.........................................       2.7
      Energy Source.................................       2.3
      Computer & Business Equipment.................       2.2
      Computer Software.............................       2.1
      Chemicals.....................................       2.0
      Electric Utilities............................       1.6
      Health Services...............................       1.6
      Apparel & Textiles............................       1.5
      Euro Time Deposit.............................       1.5
      Retail........................................       1.2
      Metals & Minerals.............................       1.1
      Aerospace & Military Technology...............       1.0
      Computer Services.............................       1.0
      Housing.......................................       1.0
      Telephone.....................................       1.0
      Communication Equipment.......................       0.9
      Medical Products..............................       0.8
      Automotive....................................       0.6
      Entertainment Products........................       0.5
                                                       -------
                                                         100.1%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FEDERATED AMERICAN LEADERS PORTFOLIO
    Federated Equity Management Company of Pennsylvania
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 98.6%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.3%
                       Apparel & Textiles -- 1.5%
                       Gap, Inc. ..................................................     173,600   $  3,820,936
                       Automotive -- 0.6%
                       Goodyear Tire & Rubber Co.+.................................      94,700      1,462,168
                       Housing -- 1.0%
                       Masco Corp. ................................................      72,500      2,668,000
                       Retail -- 1.2%
                       Home Depot, Inc. ...........................................      74,300      3,065,618
                                                                                                  -------------
                                                                                                    11,016,722
                                                                                                  -------------
                       CONSUMER STAPLES -- 6.2%
                       Food, Beverage & Tobacco -- 6.2%
                       Altria Group, Inc. .........................................     136,500      8,712,795
                       Safeway, Inc.+..............................................      68,300      1,287,455
                       SUPERVALU, Inc. ............................................      93,500      2,955,535
                       Tyson Foods, Inc., Class A..................................     189,500      3,253,715
                                                                                                  -------------
                                                                                                    16,209,500
                                                                                                  -------------
                       ENERGY -- 17.0%
                       Energy Services -- 14.7%
                       American Electric Power Co., Inc. ..........................      95,200      3,355,800
                       BP, PLC ADR.................................................     103,300      6,158,746
                       ChevronTexaco Corp. ........................................     145,100      7,893,440
                       ConocoPhillips..............................................      24,800      2,301,192
                       Edison International........................................     130,900      4,250,323
                       Exxon Mobil Corp. ..........................................     121,100      6,248,760
                       FirstEnergy Corp. ..........................................      45,800      1,821,008
                       Halliburton Co. ............................................      71,800      2,953,134
                       Marathon Oil Corp. .........................................      79,400      3,075,162
                       Energy Sources -- 2.3%
                       Apache Corp. ...............................................     109,900      5,980,758
                                                                                                  -------------
                                                                                                    44,038,323
                                                                                                  -------------
                       FINANCE -- 35.1%
                       Banks -- 10.4%
                       Bank of America Corp. ......................................     198,500      9,204,445
                       Fifth Third Bancorp.........................................      57,000      2,648,790
                       New York Community Bancorp, Inc. ...........................      70,500      1,257,015
                       U.S. Bancorp................................................     109,600      3,293,480
                       Wachovia Corp. .............................................     102,200      5,605,670
                       Wells Fargo & Co. ..........................................      80,500      4,934,650
                       Financial Services -- 15.9%
                       Capital One Financial Corp. ................................      26,500      2,074,420
                       Citigroup, Inc. ............................................     120,400      5,905,620
                       Fannie Mae..................................................      78,100      5,043,698
                       Freddie Mac.................................................      76,500      4,994,685
                       Goldman Sachs Group, Inc. ..................................      33,200      3,580,620
                       J.P. Morgan Chase & Co. ....................................     242,000      9,033,860

---------------------
    102

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       MBNA Corp. .................................................     154,300   $  4,101,294
                       Morgan Stanley..............................................     115,200      6,446,592
                       Insurance -- 8.8%
                       ACE, Ltd. ..................................................      92,800      4,027,520
                       Allstate Corp. .............................................     129,800      6,547,112
                       Hartford Financial Services Group, Inc. ....................      54,500      3,667,305
                       MetLife, Inc. ..............................................      67,800      2,695,050
                       Nationwide Financial Services, Inc., Class A................      74,200      2,741,690
                       RenaissanceRe Holdings, Ltd. ...............................      65,600      3,293,776
                                                                                                  -------------
                                                                                                    91,097,292
                                                                                                  -------------
                       HEALTHCARE -- 5.1%
                       Drugs -- 2.7%
                       AmerisourceBergen Corp. ....................................      45,400      2,645,912
                       Merck & Co., Inc. ..........................................      47,900      1,343,595
                       Pfizer, Inc. ...............................................     125,400      3,029,664
                       Health Services -- 1.6%
                       McKesson Corp. .............................................     118,600      4,090,514
                       Medical Products -- 0.8%
                       Baxter International, Inc. .................................      61,700      2,082,992
                                                                                                  -------------
                                                                                                    13,192,677
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 8.8%
                       Aerospace & Military Technology -- 1.0%
                       Northrop Grumman Corp. .....................................      50,034      2,595,764
                       Business Services -- 3.2%
                       Cendant Corp. ..............................................     114,570      2,698,123
                       Interpublic Group of Cos., Inc.+............................     236,400      3,085,020
                       Johnson Controls, Inc. .....................................      44,100      2,608,956
                       Machinery -- 4.6%
                       Eaton Corp. ................................................      38,400      2,610,816
                       Parker-Hannifin Corp. ......................................      20,100      1,309,716
                       Tyco International, Ltd. ...................................     219,600      7,936,344
                                                                                                  -------------
                                                                                                    22,844,740
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 4.3%
                       Broadcasting & Media -- 3.8%
                       Comcast Corp., Special Class A+.............................      66,900      2,114,709
                       News Corp. .................................................     144,200      2,451,400
                       Time Warner, Inc.+..........................................     135,200      2,433,600
                       Viacom, Inc., Class B.......................................      75,933      2,835,338
                       Entertainment Products -- 0.5%
                       Mattel, Inc. ...............................................      69,600      1,353,720
                                                                                                  -------------
                                                                                                    11,188,767
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 12.1%
                       Communication Equipment -- 0.9%
                       Motorola, Inc. .............................................     153,100      2,409,794
                       Computers & Business Equipment -- 2.2%
                       Esc Seagate Technology(1)...................................      50,100              0
                       International Business Machines Corp. ......................      28,400      2,653,128
                       Storage Technology Corp.+...................................     100,100      3,152,149

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computer Services -- 1.0%
                       Sungard Data Systems, Inc.+.................................      98,700   $  2,654,043
                       Computer Software -- 2.1%
                       BMC Software, Inc.+.........................................     165,500      2,785,365
                       Microsoft Corp. ............................................      96,600      2,538,648
                       Electronics -- 3.0%
                       Analog Devices, Inc. .......................................      52,300      1,877,047
                       Applied Materials, Inc.+....................................     189,600      3,014,640
                       Koninklijke Philips Electronics NV..........................     109,400      2,853,152
                       Telecommunications -- 2.9%
                       SBC Communications, Inc. ...................................     129,400      3,074,544
                       Verizon Communications, Inc. ...............................     124,456      4,429,389
                                                                                                  -------------
                                                                                                    31,441,899
                                                                                                  -------------
                       MATERIALS -- 3.1%
                       Chemicals -- 2.0%
                       Air Products and Chemicals, Inc. ...........................      44,900      2,645,059
                       PPG Industries, Inc. .......................................      39,400      2,709,932
                       Metals & Minerals -- 1.1%
                       Alcoa, Inc. ................................................      94,300      2,782,793
                                                                                                  -------------
                                                                                                     8,137,784
                                                                                                  -------------
                       UTILITIES -- 2.6%
                       Electric Utilities -- 1.6%
                       NiSource, Inc. .............................................     180,600      4,135,740
                       Telephone -- 1.0%
                       Sprint Corp. (FON Group)....................................     113,500      2,704,705
                                                                                                  -------------
                                                                                                     6,840,445
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $228,710,672)...                256,008,148
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 1.5%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       TIME DEPOSIT -- 1.5%
                       Euro Time Deposit with State Street Bank & Trust Co. 0.85%
                         due 02/01/05 (cost $3,945,000)............................  $3,945,000      3,945,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $232,655,672)@                           100.1%                      259,953,148
                       Liabilities in excess of other assets --          (0.1)                         (187,599)
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $259,765,549
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investment on a tax basis
              (1) Fair valued security; see Note 2

              See Notes to Financial Statements

---------------------
    104

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   17.9%
      Insurance.....................................   15.0
      Banks.........................................   14.2
      Food, Beverage & Tobacco......................    9.9
      Energy Sources................................    5.7
      Machinery.....................................    5.2
      Business Services.............................    4.4
      Broadcasting & Media..........................    4.3
      Energy Services...............................    3.7
      Retail........................................    3.3
      Drugs.........................................    2.7
      Forest Products...............................    2.7
      Computers & Business Equipment................    1.8
      Real Estate Investment Trusts.................    1.6
      Housing.......................................    1.1
      Health Services...............................    1.1
      Computer Software.............................    1.0
      Automotive....................................    0.9
      Metals & Minerals.............................    0.9
      Transportation................................    0.8
      Multi-Industry................................    0.8
      Telecommunications............................    0.5
      Internet Content..............................    0.5
      Communication Equipment.......................    0.3
                                                      -----
                                                      100.3%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    DAVIS VENTURE VALUE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                        VALUE
                       COMMON STOCK -- 99.5%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.3%
                       Automotive -- 0.9%
                       AutoZone, Inc.+.............................................      238,600   $   21,295,050
                       Housing -- 1.1%
                       Hunter Douglas NV(1)........................................        6,800          359,254
                       Vulcan Materials Co. .......................................      426,800       24,105,664
                       Retail -- 3.3%
                       Costco Wholesale Corp. .....................................    1,660,600       78,496,562
                                                                                                   ---------------
                                                                                                      124,256,530
                                                                                                   ---------------
                       CONSUMER STAPLES -- 9.9%
                       Food, Beverage & Tobacco -- 9.9%
                       Altria Group, Inc. .........................................    2,283,225      145,738,252
                       Diageo, PLC ADR.............................................      690,800       37,931,828
                       Heineken Holding NV, Class A(1).............................      756,990       23,081,471
                       Hershey Foods Corp. ........................................      482,800       28,238,972
                                                                                                   ---------------
                                                                                                      234,990,523
                                                                                                   ---------------
                       ENERGY -- 9.4%
                       Energy Services -- 3.7%
                       ConocoPhillips..............................................      734,904       68,191,742
                       Transocean, Inc.+...........................................      429,500       18,898,000
                       Energy Sources -- 5.7%
                       Devon Energy Corp. .........................................    1,379,652       56,110,447
                       EOG Resources, Inc. ........................................      558,600       41,476,050
                       Occidental Petroleum Corp. .................................      649,400       37,911,972
                                                                                                   ---------------
                                                                                                      222,588,211
                                                                                                   ---------------
                       FINANCE -- 47.1%
                       Banks -- 14.2%
                       Fifth Third Bancorp.........................................      616,300       28,639,461
                       Golden West Financial Corp. ................................    1,319,400       85,259,628
                       HSBC Holdings, PLC(1).......................................    5,720,862       94,920,529
                       Lloyds TSB Group, PLC ADR...................................      659,800       24,920,646
                       State Street Corp. .........................................      184,900        8,285,369
                       Wells Fargo & Co. ..........................................    1,510,725       92,607,443
                       Financial Services -- 17.9%
                       American Express Co. .......................................    3,218,850      171,725,647
                       Citigroup, Inc. ............................................    1,727,252       84,721,711
                       J.P. Morgan Chase & Co. ....................................    1,960,776       73,195,768
                       Moody's Corp. ..............................................      422,400       35,388,672
                       Morgan Stanley..............................................      364,150       20,377,834
                       Providian Financial Corp.+..................................      813,000       13,560,840
                       Takefuji Corp.(1)...........................................      321,360       22,534,830
                       Insurance -- 15.0%
                       American International Group, Inc.#.........................      137,437        9,110,699
                       Aon Corp. ..................................................      879,900       20,008,926
                       Berkshire Hathaway, Inc., Class A+..........................        1,052       94,574,800
                       Berkshire Hathaway, Inc., Class B+..........................        1,461        4,374,394

---------------------
    106

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Chubb Corp. ................................................      153,300   $   11,417,784
                       Everest Reinsurance Group, Ltd. ............................       58,800        5,109,720
                       Loews Corp. ................................................      708,400       48,171,200
                       Markel Corp.+...............................................        8,400        2,864,400
                       Marsh & McLennan Cos., Inc. ................................      784,900       25,509,250
                       Principal Financial Group, Inc. ............................      242,300        9,832,534
                       Progressive Corp. ..........................................      941,600       78,764,840
                       Sun Life Financial, Inc. ...................................      150,400        4,854,912
                       Transatlantic Holdings, Inc.#...............................      660,225       40,108,669
                                                                                                   ---------------
                                                                                                    1,110,840,506
                                                                                                   ---------------
                       HEALTHCARE -- 3.8%
                       Drugs -- 2.7%
                       Cardinal Health, Inc. ......................................      483,500       27,230,720
                       Eli Lilly and Co. ..........................................      420,900       22,829,616
                       Novartis AG(1)..............................................      265,000       12,688,225
                       Health Services -- 1.1%
                       HCA, Inc. ..................................................      595,900       26,529,468
                                                                                                   ---------------
                                                                                                       89,278,029
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 10.4%
                       Business Services -- 4.4%
                       Dun & Bradstreet Corp.+.....................................      453,800       26,365,780
                       H&R Block, Inc. ............................................      671,500       32,440,165
                       Iron Mountain, Inc.+........................................      863,900       24,361,980
                       Rentokil Initial, PLC(1)....................................    3,632,750       10,407,333
                       WPP Group, PLC ADR..........................................      182,500        9,902,450
                       Machinery -- 5.2%
                       Tyco International, Ltd. ...................................    3,400,992      122,911,851
                       Transportation -- 0.8%
                       United Parcel Service, Inc., Class B........................      264,000       19,715,520
                                                                                                   ---------------
                                                                                                      246,105,079
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 4.3%
                       Broadcasting & Media -- 4.3%
                       Comcast Corp., Special Class A+.............................    1,585,200       50,108,172
                       Gannett Co., Inc. ..........................................      153,900       12,318,156
                       Lagardere SCA...............................................      508,000       38,285,340
                                                                                                   ---------------
                                                                                                      100,711,668
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 4.1%
                       Communication Equipment -- 0.3%
                       Nokia Corp. ADR.............................................      490,200        7,490,256
                       Computers & Business Equipment -- 1.8%
                       Lexmark International, Inc., Class A+.......................      508,600       42,391,810
                       Computer Software -- 1.0%
                       Microsoft Corp. ............................................      910,800       23,935,824
                       Internet Content -- 0.5%
                       InterActiveCorp+............................................      513,400       12,439,682
                       Telecommunications -- 0.5%
                       SK Telecom Co., Ltd. ADR....................................      570,000       11,377,200
                                                                                                   ---------------
                                                                                                       97,634,772
                                                                                                   ---------------

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       MATERIALS -- 3.6%
                       Forest Products -- 2.7%
                       Sealed Air Corp.+...........................................    1,244,300   $   63,832,590
                       Metals & Minerals -- 0.9%
                       Martin Marietta Materials, Inc. ............................      382,500       20,662,650
                                                                                                   ---------------
                                                                                                       84,495,240
                                                                                                   ---------------
                       REAL ESTATE -- 1.6%
                       Real Estate Investment Trusts -- 1.6%
                       CenterPoint Properties Corp. ...............................       82,000        3,480,900
                       General Growth Properties, Inc. ............................    1,047,922       33,292,482
                                                                                                   ---------------
                                                                                                       36,773,382
                                                                                                   ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost
                         $1,671,583,990)...........................................                 2,347,673,940
                                                                                                   ---------------
                                                                                      PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 0.8%                        AMOUNT
                       -------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.8%
                       Total Fina Elf Capital 2.48% due 02/01/05 (cost
                         $19,435,000)..............................................  $19,435,000       19,435,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,691,018,990)@                        100.3%                    2,367,108,940
                       Liabilities in excess of other assets --         (0.3)                       (7,019,378)
                                                                       ------                   ---------------
                       NET ASSETS --                                   100.0%                   $2,360,089,562
                                                                       ======                   ===============

              -----------------------------
               +   Non-income producing security
               #  Security represents an investment in an affiliated company.
               @  See Note 3 for cost of investments on a tax basis.
              (1) Security was valued using fair value procedures at January 31,
                  2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    108

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Food, Beverage & Tobacco......................      30.3%
      Drugs.........................................      12.4
      Household Products............................      10.7
      Business Services.............................       9.6
      Financial Services............................       6.8
      Chemicals.....................................       6.7
      Telecommunications............................       6.1
      Computers & Business Equipment................       3.4
      Forest Products...............................       3.4
      Electronics...................................       3.3
      Housing.......................................       3.3
      Automotive....................................       3.1
      Repurchase Agreement..........................       0.7
                                                       -------
                                                          99.8%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    "DOGS" OF WALL STREET PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 99.1%                                          SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.4%
                       Automotive -- 3.1%
                       General Motors Corp. .......................................   108,058    $  3,977,615
                       Housing -- 3.3%
                       Sherwin-Williams Co. .......................................    96,718       4,178,218
                                                                                                 -------------
                                                                                                    8,155,833
                                                                                                 -------------
                       CONSUMER STAPLES -- 41.0%
                       Food, Beverage & Tobacco -- 30.3%
                       Albertson's, Inc. ..........................................   182,306       4,171,161
                       Altria Group, Inc. .........................................    71,007       4,532,377
                       Anheuser-Busch Cos., Inc. ..................................    85,329       4,196,480
                       Brown-Forman Corp., Class B.................................    88,857       4,285,573
                       Coca-Cola Co. ..............................................   104,219       4,324,046
                       ConAgra Foods, Inc. ........................................   147,643       4,355,469
                       McCormick & Co., Inc. ......................................   112,629       4,186,420
                       PepsiCo, Inc. ..............................................    83,076       4,461,181
                       Sysco Corp. ................................................   114,560       4,006,163
                       Household Products -- 10.7%
                       Avon Products, Inc. ........................................   111,729       4,717,199
                       Clorox Co. .................................................    73,372       4,359,764
                       Colgate-Palmolive Co. ......................................    84,680       4,449,087
                                                                                                 -------------
                                                                                                   52,044,920
                                                                                                 -------------
                       FINANCE -- 6.8%
                       Financial Services -- 6.8%
                       Citigroup, Inc. ............................................    90,375       4,432,894
                       J.P. Morgan Chase & Co. ....................................   111,072       4,146,318
                                                                                                 -------------
                                                                                                    8,579,212
                                                                                                 -------------
                       HEALTHCARE -- 12.4%
                       Drugs -- 12.4%
                       Abbott Laboratories.........................................    92,513       4,164,935
                       Bristol-Myers Squibb Co. ...................................   169,229       3,966,728
                       Merck & Co., Inc. ..........................................   134,721       3,778,924
                       Pfizer, Inc. ...............................................   160,708       3,882,705
                                                                                                 -------------
                                                                                                   15,793,292
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 9.6%
                       Business Services -- 9.6%
                       Genuine Parts Co. ..........................................    98,518       4,170,267
                       Johnson Controls, Inc. .....................................    68,004       4,023,116
                       Paychex, Inc. ..............................................   128,728       3,924,917
                                                                                                 -------------
                                                                                                   12,118,300
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 12.8%
                       Computers & Business Equipment -- 3.4%
                       Avery Denison Corp. ........................................    71,487       4,295,654
                       Electronics -- 3.3%
                       Emerson Electric Co. .......................................    61,806       4,155,836

---------------------
    110

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 6.1%
                       SBC Communications, Inc. ...................................   168,506    $  4,003,702
                       Verizon Communications, Inc. ...............................   106,442       3,788,271
                                                                                                 -------------
                                                                                                   16,243,463
                                                                                                 -------------
                       MATERIALS -- 10.1%
                       Chemicals -- 6.7%
                       du Pont (E.I.) de Nemours and Co. ..........................    88,676       4,217,431
                       Rohm and Haas Co. ..........................................    97,785       4,326,008
                       Forest Products -- 3.4%
                       Bemis Co., Inc. ............................................   148,096       4,294,783
                                                                                                 -------------
                                                                                                   12,838,222
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $121,226,396)...               125,773,242
                                                                                                 -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.7%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $963,000)...........................................  $963,000         963,000
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $122,189,396)@                              99.8%                     126,736,242
                       Other assets less liabilities --                     0.2                          188,959
                                                                          ------                    -------------
                       NET ASSETS --                                      100.0%                    $126,925,201
                                                                          ======                    =============

              -----------------------------
              @  See Note 3 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................    11.6%
      Internet Content..............................    10.5
      Electronics...................................    10.4
      Medical Products..............................     8.1
      Computers & Business Equipment................     8.1
      Computer Software.............................     7.8
      Retail........................................     6.9
      Communication Equipment.......................     5.9
      Drugs.........................................     5.3
      Household Products............................     4.1
      Telecommunications............................     3.7
      Multi-Industry................................     3.6
      Health Services...............................     3.4
      Broadcasting & Media..........................     3.1
      Leisure & Tourism.............................     2.4
      Energy Services...............................     2.0
      Insurance.....................................     1.1
      Internet Software.............................     0.9
      Housing.......................................     0.6
      Business Services.............................     0.5
                                                       -----
                                                       100.0%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    112

---------------------

    SUNAMERICA SERIES TRUST
    ALLIANCE GROWTH PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 100.0%                                         SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.5%
                       Housing -- 0.6%
                       Pulte Homes, Inc. ..........................................     84,800   $    5,603,584
                       Retail -- 6.9%
                       Lowe's Cos., Inc. ..........................................    597,500       34,051,525
                       Target Corp. ...............................................    551,200       27,984,424
                       Whole Foods Market, Inc. ...................................     94,800        8,477,016
                                                                                                 ---------------
                                                                                                     76,116,549
                                                                                                 ---------------
                       CONSUMER STAPLES -- 4.1%
                       Household Products -- 4.1%
                       Avon Products, Inc. ........................................    431,000       18,196,820
                       Procter & Gamble Co. .......................................    445,300       23,703,319
                                                                                                 ---------------
                                                                                                     41,900,139
                                                                                                 ---------------
                       ENERGY -- 2.0%
                       Energy Services -- 2.0%
                       Halliburton Co. ............................................    322,200       13,252,086
                       Nabors Industries, Ltd.+....................................    132,500        6,678,000
                                                                                                 ---------------
                                                                                                     19,930,086
                                                                                                 ---------------
                       FINANCE -- 12.7%
                       Financial Services -- 11.6%
                       Citigroup, Inc. ............................................    531,409       26,065,611
                       Franklin Resources, Inc. ...................................    337,900       22,929,894
                       J.P. Morgan Chase & Co. ....................................    555,300       20,729,349
                       Legg Mason, Inc. ...........................................    150,500       11,623,115
                       MBNA Corp. .................................................    908,800       24,155,904
                       Merrill Lynch & Co., Inc. ..................................    206,500       12,404,455
                       Insurance -- 1.1%
                       AFLAC, Inc. ................................................    268,200       10,596,582
                                                                                                 ---------------
                                                                                                    128,504,910
                                                                                                 ---------------
                       HEALTHCARE -- 16.8%
                       Drugs -- 5.3%
                       Amgen, Inc.+................................................    581,500       36,192,560
                       Teva Pharmaceutical Industries, Ltd. ADR....................    596,300       17,131,699
                       Health Services -- 3.4%
                       UnitedHealth Group, Inc. ...................................    391,700       34,822,130
                       Medical Products -- 8.1%
                       Alcon, Inc. ................................................    266,100       21,075,120
                       Biogen Idec, Inc.+..........................................    134,900        8,763,104
                       Boston Scientific Corp.+....................................    411,500       13,604,190
                       St. Jude Medical, Inc.+.....................................    616,600       24,220,047
                       Zimmer Holdings, Inc.+......................................    187,400       14,776,490
                                                                                                 ---------------
                                                                                                    170,585,341
                                                                                                 ---------------
                       INDUSTRIAL & COMMERCIAL -- 4.1%
                       Business Services -- 0.5%
                       Maxim Integrated Products, Inc. ............................    128,000        4,993,280

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 3.6%
                       General Electric Co. .......................................  1,024,800   $   37,026,024
                                                                                                 ---------------
                                                                                                     42,019,304
                                                                                                 ---------------
                       INFORMATION & ENTERTAINMENT -- 5.5%
                       Broadcasting & Media -- 3.1%
                       E.W. Scripps Co., Class A...................................    224,800       10,421,728
                       Time Warner, Inc.+..........................................  1,187,500       21,375,000
                       Leisure & Tourism -- 2.4%
                       Carnival Corp. .............................................    231,500       13,334,400
                       Starbucks Corp.+............................................    197,600       10,670,400
                                                                                                 ---------------
                                                                                                     55,801,528
                                                                                                 ---------------
                       INFORMATION TECHNOLOGY -- 47.3%
                       Communication Equipment -- 5.9%
                       Juniper Networks, Inc.+.....................................  1,095,300       27,524,889
                       QUALCOMM, Inc. .............................................    859,100       31,992,884
                       Computers & Business Equipment -- 8.1%
                       Apple Computer, Inc.+.......................................    333,700       25,661,530
                       Dell, Inc.+.................................................  1,066,600       44,541,216
                       Network Appliance, Inc.+....................................    304,400        9,692,096
                       Research In Motion, Ltd.+...................................     38,100        2,716,149
                       Computer Software -- 7.8%
                       Electronic Arts, Inc.+......................................    713,500       45,906,590
                       Microsoft Corp. ............................................  1,272,100       33,430,788
                       Electronics -- 10.4%
                       Advanced Micro Devices, Inc.+...............................    783,100       12,372,980
                       Applied Materials, Inc.+....................................  1,269,300       20,181,870
                       Broadcom Corp., Class A+....................................    805,800       25,648,614
                       Marvell Technology Group, Ltd.+.............................    767,600       25,676,220
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR............  2,540,636       22,230,565
                       Internet Content -- 10.5%
                       eBay, Inc.+.................................................    529,900       43,186,850
                       Google, Inc.+...............................................     99,400       19,445,622
                       Yahoo!, Inc.+...............................................  1,245,240       43,844,900
                       Internet Software -- 0.9%
                       Symantec Corp.+.............................................    395,100        9,225,585
                       Telecommunications -- 3.7%
                       Cisco Systems, Inc.+........................................    537,063        9,688,617
                       Corning, Inc.+..............................................  2,541,200       27,800,728
                                                                                                 ---------------
                                                                                                    480,768,693
                                                                                                 ---------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $892,592,341)...               1,015,626,550
                                                                                                 ---------------

                       TOTAL INVESTMENTS --
                         (cost $892,592,341)@                          100.0%                      1,015,626,550
                       Other assets less liabilities --                  0.0                             381,377
                                                                       ------                     ---------------
                       NET ASSETS --                                   100.0%                     $1,016,007,927
                                                                       ======                     ===============

              -----------------------------
               +  Non-incoming producing security
               @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements
---------------------
    114

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services.............................      15.1%
      Broadcasting & Media...........................      11.3
      Food, Beverage & Tobacco.......................       7.7
      Retail.........................................       6.6
      Computer Software..............................       6.4
      Energy Services................................       6.0
      Bank...........................................       5.9
      Machinery......................................       5.4
      Insurance......................................       4.5
      Computers & Business Equipment.................       4.3
      Business Services..............................       4.2
      Energy Resources...............................       4.0
      Aerospace & Military Technology................       2.9
      Drugs..........................................       2.4
      Health Services................................       2.3
      Communication Equipment........................       2.2
      Electronics....................................       2.0
      Medical Products...............................       1.9
      Leisure & Tourism..............................       1.9
      Telecommunications.............................       1.2
      Household Products.............................       0.8
      Repurchase Agreement...........................       0.3
                                                         ------
                                                           99.3%
                                                         ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GOLDMAN SACHS RESEARCH PORTFOLIO
    Goldman Sachs Asset Management, L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                    VALUE
                       COMMON STOCK -- 99.0%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 6.6%
                       Retail -- 6.6%
                       Family Dollar Stores, Inc. .................................    12,120    $   405,414
                       Home Depot, Inc. ...........................................    11,800        486,868
                       Lowe's Cos., Inc. ..........................................     8,660        493,533
                       Wal-Mart Stores, Inc. ......................................    10,090        528,716
                                                                                                 ------------
                                                                                                   1,914,531
                                                                                                 ------------
                       CONSUMER STAPLES -- 8.5%
                       Food, Beverage & Tobacco -- 7.7%
                       Altria Group, Inc. .........................................     8,650        552,129
                       General Mills, Inc. ........................................     6,025        319,265
                       PepsiCo, Inc. ..............................................    15,240        818,388
                       Wm. Wrigley Jr. Co. ........................................     7,700        542,003
                       Household Products -- 0.8%
                       Avon Products, Inc. ........................................     5,625        237,488
                                                                                                 ------------
                                                                                                   2,469,273
                                                                                                 ------------
                       ENERGY -- 10.0%
                       Energy Services -- 6.0%
                       ChevronTexaco Corp. ........................................    18,550      1,009,120
                       PPL Corp. ..................................................    13,475        727,650
                       Energy Sources -- 4.0%
                       Burlington Resources, Inc. .................................    27,075      1,183,448
                                                                                                 ------------
                                                                                                   2,920,218
                                                                                                 ------------
                       FINANCE -- 25.5%
                       Banks -- 5.9%
                       Bank of America Corp. ......................................    20,600        955,222
                       Key Corp. ..................................................    22,975        767,824
                       Financial Services -- 15.1%
                       Charles Schwab Corp. .......................................    38,380        431,391
                       Citigroup, Inc. ............................................    23,021      1,129,180
                       Countrywide Credit Industries, Inc. ........................    18,475        683,575
                       Fannie Mae..................................................    11,320        731,046
                       Freddie Mac.................................................     2,030        132,539
                       J.P. Morgan Chase & Co. ....................................    17,637        658,389
                       MBNA Corp. .................................................    23,110        614,264
                       Insurance -- 4.5%
                       RenaissanceRe Holdings, Ltd. ...............................    13,050        655,240
                       XL Capital, Ltd., Class A...................................     8,725        652,456
                                                                                                 ------------
                                                                                                   7,411,126
                                                                                                 ------------
                       HEALTHCARE -- 6.6%
                       Drugs -- 2.4%
                       Pfizer, Inc. ...............................................     9,250        223,480
                       Wyeth.......................................................    12,090        479,127
                       Health Services -- 2.3%
                       Caremark Rx, Inc.+..........................................    16,690        652,579

---------------------
    116

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 1.9%
                       Baxter International, Inc. .................................    16,425    $   554,508
                                                                                                 ------------
                                                                                                   1,909,694
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 12.5%
                       Aerospace & Military Technology -- 2.9%
                       General Dynamics Corp. .....................................     4,725        487,856
                       United Technologies Corp. ..................................     3,550        357,414
                       Business Services -- 4.2%
                       Cendant Corp. ..............................................    28,110        661,991
                       First Data Corp. ...........................................    14,000        570,360
                       Machinery -- 5.4%
                       Eaton Corp. ................................................     4,675        317,853
                       Tyco International, Ltd. ...................................    34,250      1,237,795
                                                                                                 ------------
                                                                                                   3,633,269
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 13.2%
                       Broadcasting & Media -- 11.3%
                       Cablevision Systems Corp., Class A+.........................     8,650        236,924
                       Fox Entertainment Group, Inc., Class A+.....................     7,650        257,423
                       Lamar Advertising Co., Class A+.............................     3,700        159,026
                       McGraw-Hill Cos., Inc. .....................................     8,240        745,720
                       Time Warner, Inc.+..........................................    34,660        623,880
                       Univision Communications, Inc., Class A+....................    20,050        547,565
                       Viacom, Inc., Class B.......................................    18,871        704,643
                       Leisure & Tourism -- 1.9%
                       Harrah's Entertainment, Inc. ...............................     8,740        552,717
                                                                                                 ------------
                                                                                                   3,827,898
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 16.1%
                       Communication Equipment -- 2.2%
                       QUALCOMM, Inc. .............................................    17,350        646,114
                       Computers & Business Equipment -- 4.3%
                       CDW Corp. ..................................................     6,900        403,650
                       Dell, Inc.+.................................................    19,960        833,530
                       Computer Software -- 6.4%
                       Activision, Inc.+...........................................    36,482        824,493
                       Electronic Arts, Inc.+......................................     2,960        190,447
                       Microsoft Corp. ............................................    32,290        848,581
                       Electronics -- 2.0%
                       Linear Technology Corp. ....................................    15,660        591,008
                       Telecommunications -- 1.2%
                       Nortel Networks Corp.+......................................   107,075        347,994
                                                                                                 ------------
                                                                                                   4,685,817
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $24,480,118)....               28,771,826
                                                                                                 ------------

                                                           ---------------------

                                                                                     PRINCIPAL      VALUE
                       REPURCHASE AGREEMENT -- 0.3%                                   AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 2.35% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $100,007 and collateralized by
                         $105,000 of United States Treasury Notes, bearing interest at 4.25% due 11/15/13 having an approximate value of
                         $106,950 (cost $100,000)..................................  $100,000    $   100,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $24,580,118)@                               99.3%                    28,871,826
                       Other assets less liabilities --                     0.7                        196,057
                                                                          ------                   ------------
                       NET ASSETS --                                      100.0%                   $29,067,883
                                                                          ======                   ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis

              See Notes to Financial Statements

---------------------
    118

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Medical Products...............................       9.3%
      Financial Services.............................       9.2
      Energy Services................................       7.5
      Drugs..........................................       5.8
      Household Products.............................       5.4
      Computers & Business Equipment.................       5.4
      Machinery......................................       5.3
      Aerospace & Military Technology................       5.1
      Chemicals......................................       4.6
      Telecommunications.............................       4.5
      Retail.........................................       4.1
      Banks..........................................       3.7
      Food, Beverage & Tobacco.......................       3.4
      Computer Software..............................       2.9
      Broadcasting & Media...........................       2.7
      Energy Sources.................................       2.3
      Insurance......................................       2.2
      Electronics....................................       2.1
      U.S. Government Agencies.......................       2.0
      Transportation.................................       1.9
      Internet Content...............................       1.6
      Housing........................................       1.2
      Leisure & Tourism..............................       1.2
      Telephone......................................       1.2
      Business Services..............................       1.0
      Multi-Industry.................................       1.0
      Apparel & Textiles.............................       0.9
      Automotive.....................................       0.9
      Health Services................................       0.8
      Entertainment Products.........................       0.5
      Communication Equipment........................       0.2
                                                         ------
                                                           99.9%
                                                         ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 97.9%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.1%
                       Apparel & Textiles -- 0.9%
                       Gap, Inc. ..................................................     119,990   $  2,640,980
                       Automotive -- 0.9%
                       Harley-Davidson, Inc. ......................................      39,840      2,394,782
                       Housing -- 1.2%
                       Masco Corp. ................................................      90,730      3,338,864
                       Retail -- 4.1%
                       CVS Corp. ..................................................      61,510      2,850,989
                       Target Corp. ...............................................      88,840      4,510,407
                       Tiffany & Co. ..............................................      25,810        811,208
                       TJX Cos., Inc. .............................................     124,720      3,122,989
                                                                                                  -------------
                                                                                                    19,670,219
                                                                                                  -------------
                       CONSUMER STAPLES -- 8.8%
                       Food, Beverage & Tobacco -- 3.4%
                       General Mills, Inc. ........................................      62,840      3,329,892
                       Groupe Danone(1)............................................      18,450      1,720,703
                       PepsiCo, Inc. ..............................................      81,972      4,401,896
                       Household Products -- 5.4%
                       Colgate-Palmolive Co. ......................................      94,070      4,942,438
                       Procter & Gamble Co. .......................................      83,940      4,468,126
                       Reckitt & Benckiser, PLC+(1)................................     193,410      5,744,100
                                                                                                  -------------
                                                                                                    24,607,155
                                                                                                  -------------
                       ENERGY -- 9.8%
                       Energy Services -- 7.5%
                       BP, PLC ADR.................................................     111,380      6,640,475
                       Dominion Resources, Inc. ...................................      18,990      1,317,526
                       EnCana Corp. ...............................................      30,740      1,816,427
                       Entergy Corp. ..............................................      10,840        753,597
                       Exelon Corp. ...............................................      67,540      2,988,645
                       FPL Group, Inc. ............................................       4,940        378,602
                       Halliburton Co. ............................................      92,040      3,785,605
                       Noble Corp.+................................................      60,260      3,214,871
                       Energy Sources -- 2.3%
                       EOG Resources, Inc. ........................................      20,420      1,516,185
                       Total SA Sponsored ADR......................................      45,080      4,848,354
                                                                                                  -------------
                                                                                                    27,260,287
                                                                                                  -------------
                       FINANCE -- 15.1%
                       Banks -- 3.7%
                       Bank of America Corp. ......................................      87,310      4,048,565
                       Northern Trust Corp. .......................................      31,550      1,376,842
                       Wells Fargo & Co. ..........................................      80,690      4,946,297
                       Financial Services -- 9.2%
                       American Express Co. .......................................      83,180      4,437,653
                       Citigroup, Inc. ............................................      88,653      4,348,430

---------------------
    120

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       Freddie Mac.................................................      32,310   $  2,109,520
                       Goldman Sachs Group, Inc. ..................................      42,070      4,537,249
                       J.P. Morgan Chase & Co. ....................................     118,040      4,406,433
                       Legg Mason, Inc. ...........................................      38,870      3,001,930
                       Lehman Brothers Holdings, Inc. .............................      32,250      2,940,878
                       Insurance -- 2.2%
                       Hartford Financial Services Group, Inc. ....................      89,070      5,993,520
                                                                                                  -------------
                                                                                                    42,147,317
                                                                                                  -------------
                       HEALTHCARE -- 15.9%
                       Drugs -- 5.8%
                       Abbott Laboratories.........................................      95,660      4,306,613
                       Amgen, Inc.+................................................      53,190      3,310,546
                       Eli Lilly and Co. ..........................................      54,720      2,968,013
                       Roche Holding AG+(1)........................................      27,360      2,915,404
                       Wyeth.......................................................      69,090      2,738,037
                       Health Services -- 0.8%
                       HCA, Inc. ..................................................      50,040      2,227,781
                       Medical Products -- 9.3%
                       Baxter International, Inc. .................................      59,910      2,022,561
                       Biogen Idec, Inc.+..........................................      12,460        809,402
                       Boston Scientific Corp.+....................................      31,060      1,026,844
                       Genzyme Corp.+..............................................      59,740      3,477,465
                       Guidant Corp. ..............................................      39,220      2,843,058
                       Johnson & Johnson...........................................     128,800      8,333,360
                       Medtronic, Inc. ............................................      71,070      3,730,464
                       Synthes, Inc.+(1)...........................................      13,380      1,534,030
                       Zimmer Holdings, Inc.+......................................      26,440      2,084,794
                                                                                                  -------------
                                                                                                    44,328,372
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 14.3%
                       Aerospace & Military Technology -- 5.1%
                       Lockheed Martin Corp. ......................................     108,200      6,255,042
                       United Technologies Corp. ..................................      77,810      7,833,911
                       Business Services -- 1.0%
                       Accenture, Ltd., Class A+...................................     106,490      2,774,065
                       Machinery -- 5.3%
                       Caterpillar, Inc. ..........................................      48,600      4,330,260
                       Eaton Corp. ................................................      34,510      2,346,335
                       Illinois Tool Works, Inc. ..................................      13,010      1,131,610
                       Tyco International, Ltd. ...................................     192,960      6,973,574
                       Multi-Industry -- 1.0%
                       General Electric Co. .......................................      79,870      2,885,703
                       Transportation -- 1.9%
                       CNF Transportation, Inc. ...................................      12,850        602,793
                       FedEx Corp. ................................................      23,760      2,272,644
                       United Parcel Service, Inc., Class B........................      32,060      2,394,241
                                                                                                  -------------
                                                                                                    39,800,178
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 4.4%
                       Broadcasting & Media -- 2.7%
                       Univision Communications, Inc., Class A+....................      47,550      1,298,590
                       Viacom, Inc., Class B.......................................      78,860      2,944,632
                       Walt Disney Co. ............................................     118,630      3,396,377

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 0.5%
                       Nintendo Co., Ltd. (Osaka exchange)(1)......................       6,900   $    780,229
                       Nintendo Ltd ADR............................................      43,500        619,875
                       Leisure & Tourism -- 1.2%
                       Carnival Corp. .............................................      58,130      3,348,288
                                                                                                  -------------
                                                                                                    12,387,991
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 16.7%
                       Communication Equipment -- 0.2%
                       QUALCOMM, Inc. .............................................      17,000        633,080
                       Computers & Business Equipment -- 5.4%
                       Apple Computer, Inc.+.......................................      24,770      1,904,813
                       Dell, Inc.+.................................................     118,870      4,964,011
                       EMC Corp.+..................................................     224,770      2,944,487
                       Lexmark International, Inc., Class A+.......................      39,430      3,286,490
                       VERITAS Software Corp.+.....................................      76,230      1,960,636
                       Computer Software -- 2.9%
                       Electronic Arts, Inc.+......................................      27,180      1,748,761
                       Mercury Interactive Corp.+..................................      18,200        796,614
                       Oracle Corp.+...............................................     409,520      5,639,091
                       Electronics -- 2.1%
                       Analog Devices, Inc. .......................................     106,620      3,826,592
                       Texas Instruments, Inc. ....................................      30,800        714,868
                       Xilinx, Inc. ...............................................      48,230      1,407,833
                       Internet Content -- 1.6%
                       eBay, Inc.+.................................................      24,610      2,005,715
                       Yahoo!, Inc.+...............................................      65,110      2,292,523
                       Telecommunications -- 4.5%
                       Amdocs, Ltd.+...............................................      67,740      2,015,265
                       Cisco Systems, Inc.+........................................     314,190      5,667,988
                       Telefonaktiebolaget LM Ericsson ADR+........................      37,360      1,095,769
                       Vodafone Group, PLC Sponsored ADR...........................     145,277      3,774,296
                                                                                                  -------------
                                                                                                    46,678,832
                                                                                                  -------------
                       MATERIALS -- 4.6%
                       Chemicals -- 4.6%
                       Dow Chemical Co. ...........................................      88,720      4,409,384
                       Monsanto Co. ...............................................      68,600      3,713,318
                       PPG Industries, Inc. .......................................      25,430      1,749,075
                       Praxair, Inc. ..............................................      65,110      2,809,497
                                                                                                  -------------
                                                                                                    12,681,274
                                                                                                  -------------
                       UTILITIES -- 1.2%
                       Telephone -- 1.2%
                       Sprint Corp. (FON Group)....................................     142,365      3,392,558
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $236,420,269)...                272,954,183
                                                                                                  -------------

---------------------
    122

                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 2.0%                        AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 2.0%
                       Federal Home Loan Bank Consolidated Disc. Note 2.31% due
                         02/01/05 (cost $5,598,000)................................  $5,598,000   $  5,598,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $242,018,269)@                           99.9%                       278,552,183
                       Other assets less liabilities --                  0.1                            227,168
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $278,779,351
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis
              (1) Security was valued using fair value procedures at January 31,
                  2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC      PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Retail........................................      12.3%
      Medical Products..............................       9.6
      Drugs.........................................       8.8
      Computer Software.............................       8.6
      Computers & Business Equipment................       6.3
      Financial Services............................       6.1
      Health Services...............................       5.5
      Aerospace & Military Technology...............       4.3
      Electronics...................................       3.6
      Communication Equipment.......................       3.5
      Telecommunications............................       3.0
      Household Products............................       2.9
      Housing.......................................       2.9
      Leisure & Tourism.............................       2.9
      Energy Services...............................       2.8
      Internet Content..............................       2.6
      Banks.........................................       2.1
      Food, Beverage & Tobacco......................       2.1
      Apparel & Textiles............................       2.0
      Insurance.....................................       2.0
      Business Services.............................       1.5
      Energy Sources................................       1.5
      Broadcasting & Media..........................       1.0
      Internet Software.............................       0.9
      Transportation................................       0.8
      Education.....................................       0.4
      Telephone.....................................       0.4
      Automotive....................................       0.3
      Machinery.....................................       0.2
      Repurchase Agreement..........................       0.2
                                                       -------
                                                         101.1%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    124

---------------------

    SUNAMERICA SERIES TRUST
    PUTNAM GROWTH: VOYAGER PORTFOLIO
    Putnam Investment Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 100.9%                                         SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 17.5%
                       Apparel & Textiles -- 2.0%
                       Abercrombie & Fitch Co., Class A............................    16,200    $    811,944
                       Coach, Inc.+................................................     8,200         460,020
                       Liz Claiborne, Inc. ........................................    29,300       1,228,842
                       Nike, Inc., Class B.........................................    17,500       1,516,025
                       Timberland Co., Class A+....................................    13,800         907,212
                       Automotive -- 0.3%
                       AutoZone, Inc.+.............................................     6,640         592,620
                       Housing -- 2.9%
                       Lennar Corp., Class A.......................................    64,080       3,618,598
                       Masco Corp. ................................................    56,300       2,071,840
                       Vulcan Materials Co. .......................................     1,800         101,664
                       Whirlpool Corp. ............................................    20,000       1,365,200
                       Retail -- 12.3%
                       Best Buy Co., Inc. .........................................    60,000       3,227,400
                       Costco Wholesale Corp. .....................................    36,290       1,715,428
                       Home Depot, Inc. ...........................................   170,900       7,051,334
                       Kohl's Corp.+...............................................    35,100       1,650,051
                       Lowe's Cos., Inc. ..........................................    86,700       4,941,033
                       Michaels Stores, Inc. ......................................    49,400       1,519,050
                       Nordstrom, Inc. ............................................    16,700         805,775
                       Staples, Inc. ..............................................    97,900       3,205,246
                       TJX Cos., Inc. .............................................     5,840         146,234
                       Wal-Mart Stores, Inc. ......................................   112,000       5,868,800
                                                                                                 -------------
                                                                                                   42,804,316
                                                                                                 -------------
                       CONSUMER STAPLES -- 5.0%
                       Food, Beverage & Tobacco -- 2.1%
                       Altria Group, Inc. .........................................    60,200       3,842,566
                       Pepsi Bottling Group, Inc. .................................     9,160         250,526
                       PepsiCo, Inc. ..............................................    22,500       1,208,250
                       Household Products -- 2.9%
                       Avon Products, Inc. ........................................    47,340       1,998,695
                       Estee Lauder Cos., Inc., Class A............................    13,200         595,848
                       Gillette Co. ...............................................    50,000       2,536,000
                       Procter & Gamble Co. .......................................    36,440       1,939,701
                                                                                                 -------------
                                                                                                   12,371,586
                                                                                                 -------------
                       EDUCATION -- 0.4%
                       Education -- 0.4%
                       Apollo Group, Inc.+.........................................    13,000       1,016,470
                                                                                                 -------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       ENERGY -- 4.3%
                       Energy Services -- 2.8%
                       Amerada Hess Corp. .........................................    47,680    $  4,131,472
                       Edison International........................................    59,200       1,922,224
                       Marathon Oil Corp. .........................................    18,000         697,140
                       Energy Sources -- 1.5%
                       Anadarko Petroleum Corp. ...................................    16,800       1,112,328
                       Apache Corp. ...............................................     7,800         424,476
                       Valero Energy Corp. ........................................    41,700       2,169,651
                                                                                                 -------------
                                                                                                   10,457,291
                                                                                                 -------------
                       FINANCE -- 10.2%
                       Banks -- 2.1%
                       Commerce Bancorp, Inc. .....................................    18,700       1,075,998
                       U.S. Bancorp................................................    57,500       1,727,875
                       Wells Fargo & Co. ..........................................    37,610       2,305,493
                       Financial Services -- 6.1%
                       Capital One Financial Corp. ................................    44,800       3,506,944
                       Countrywide Credit Industries, Inc. ........................    23,900         884,300
                       Doral Financial Corp. ......................................    19,800         856,350
                       Fannie Mae..................................................    52,200       3,371,076
                       Fidelity National Financial, Inc. ..........................    19,300         845,726
                       Legg Mason, Inc. ...........................................     7,000         540,610
                       Lehman Brothers Holdings, Inc. .............................    23,310       2,125,639
                       MBNA Corp. .................................................    54,540       1,449,673
                       NVR, Inc.+..................................................     1,555       1,230,394
                       Insurance -- 2.0%
                       American International Group, Inc.#.........................    64,200       4,255,818
                       Progressive Corp. ..........................................     8,716         729,093
                                                                                                 -------------
                                                                                                   24,904,989
                                                                                                 -------------
                       HEALTHCARE -- 23.9%
                       Drugs -- 8.8%
                       Abbott Laboratories.........................................    74,890       3,371,548
                       AmerisourceBergen Corp. ....................................    16,400         955,792
                       Amgen, Inc.+................................................    78,900       4,910,736
                       Cardinal Health, Inc. ......................................     7,860         442,675
                       Express Scripts, Inc., Class A+.............................    16,200       1,201,878
                       Gilead Sciences, Inc.+......................................    18,990         628,569
                       Pfizer, Inc. ...............................................   302,700       7,313,232
                       Wyeth.......................................................    70,900       2,809,767
                       Health Services -- 5.5%
                       Caremark Rx, Inc.+..........................................    43,200       1,689,120
                       Community Health Systems, Inc.+.............................    11,400         330,372
                       Coventry Health Care, Inc.+.................................    24,990       1,421,931
                       Manor Care, Inc. ...........................................    17,200         594,260
                       Medco Health Solutions, Inc.+...............................    29,800       1,268,586
                       Pacificare Health Systems, Inc.+............................    14,400         886,032
                       Sierra Health Services, Inc.+...............................     9,000         494,370
                       UnitedHealth Group, Inc. ...................................    56,800       5,049,520
                       Universal Health Services, Inc., Class B....................     5,700         245,328
                       WellChoice, Inc.+...........................................     9,500         505,685
                       Wellpoint, Inc.+............................................     8,700       1,057,050
                       Medical Products -- 9.6%
                       Becton Dickinson & Co. .....................................    17,300         980,045
                       Biogen Idec, Inc.+..........................................    15,100         980,896

---------------------
    126

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Charles River Laboratories International, Inc.+.............     8,600    $    407,468
                       Genzyme Corp.+..............................................    17,600       1,024,496
                       Johnson & Johnson...........................................   226,900      14,680,430
                       Medtronic, Inc. ............................................    38,200       2,005,118
                       Respironics, Inc.+..........................................     2,800         162,120
                       St. Jude Medical, Inc.+.....................................    60,000       2,356,800
                       Varian Medical Systems, Inc.+...............................    25,300         954,569
                                                                                                 -------------
                                                                                                   58,728,393
                                                                                                 -------------
                       INDUSTRIAL & COMMERCIAL -- 6.8%
                       Aerospace & Military Technology -- 4.3%
                       Boeing Co. .................................................   113,320       5,733,992
                       General Dynamics Corp. .....................................     1,330         137,322
                       L-3 Communications Holdings, Inc. ..........................     9,400         671,254
                       Lockheed Martin Corp. ......................................    17,900       1,034,799
                       United Technologies Corp. ..................................    30,800       3,100,944
                       Business Services -- 1.5%
                       Accenture, Ltd., Class A+...................................    65,470       1,705,494
                       Cendant Corp.+..............................................    55,900       1,316,445
                       Fiserv, Inc.+...............................................    16,900         646,425
                       Machinery -- 0.2%
                       Danaher Corp. ..............................................     8,800         482,944
                       Transportation -- 0.8%
                       FedEx Corp. ................................................    10,500       1,004,325
                       JB Hunt Transport Services, Inc. ...........................    19,800         873,576
                                                                                                 -------------
                                                                                                   16,707,520
                                                                                                 -------------
                       INFORMATION & ENTERTAINMENT -- 3.9%
                       Broadcasting & Media -- 1.0%
                       Time Warner, Inc.+..........................................    67,000       1,206,000
                       Walt Disney Co. ............................................    46,600       1,334,158
                       Leisure & Tourism -- 2.9%
                       Darden Restaurants, Inc. ...................................    28,700         848,372
                       Harrah's Entertainment, Inc. ...............................    11,700         739,908
                       Las Vegas Sands Corp.+......................................     8,946         388,256
                       McDonald's Corp. ...........................................    26,430         856,068
                       Royal Caribbean Cruises, Ltd. ..............................    27,600       1,462,800
                       Starbucks Corp.+............................................    28,100       1,517,400
                       Yum! Brands, Inc. ..........................................    27,100       1,256,085
                                                                                                 -------------
                                                                                                    9,609,047
                                                                                                 -------------
                       INFORMATION TECHNOLOGY -- 28.5%
                       Communication Equipment -- 3.5%
                       Motorola, Inc. .............................................   180,800       2,845,792
                       QUALCOMM, Inc. .............................................   150,900       5,619,516
                       Computers & Business Equipment -- 6.3%
                       Dell, Inc.+.................................................   154,600       6,456,096
                       EMC Corp.+..................................................   207,800       2,722,180
                       Harris Corp. ...............................................     7,200         466,344
                       International Business Machines Corp. ......................    19,800       1,849,716
                       Lexmark International, Inc., Class A+.......................     9,800         816,830
                       SanDisk Corp.+..............................................    26,300         649,610

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Storage Technology Corp.+...................................    34,400    $  1,083,256
                       Xerox Corp.+................................................    80,300       1,275,164
                       Computer Software -- 8.6%
                       Adobe Systems, Inc. ........................................    85,600       4,870,640
                       Autodesk, Inc. .............................................    44,300       1,301,091
                       Microsoft Corp. ............................................   408,000      10,722,240
                       Oracle Corp.+...............................................   309,400       4,260,438
                       Electronics -- 3.6%
                       Advanced Micro Devices, Inc.+...............................    30,400         480,320
                       Freescale Semiconductor, Inc.+..............................    81,100       1,416,817
                       Intel Corp. ................................................   297,400       6,676,630
                       Texas Instruments, Inc. ....................................     6,800         157,828
                       Internet Content -- 2.6%
                       eBay, Inc.+.................................................    39,900       3,251,850
                       Yahoo!, Inc.+...............................................    92,000       3,239,320
                       Internet Software -- 0.9%
                       Symantec Corp.+.............................................    96,400       2,250,940
                       Telecommunications -- 3.0%
                       Cisco Systems, Inc.+........................................   412,900       7,448,716
                                                                                                 -------------
                                                                                                   69,861,334
                                                                                                 -------------
                       MATERIALS -- 0.0%
                       Metals & Minerals -- 0.0%
                       Ball Corp. .................................................     2,400         102,528
                                                                                                 -------------
                       UTILITIES -- 0.4%
                       Telephone -- 0.4%
                       CenturyTel, Inc. ...........................................    19,240         627,224
                       Sprint Corp. (FON Group)....................................    11,800         281,194
                                                                                                 -------------
                                                                                                      908,418
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $219,480,728)...               247,471,892
                                                                                                 -------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.2%                                   AMOUNT
                       ---------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         2.49%, dated 01/31/05, to be repurchased 02/01/05 in the
                         amount of $429,030 and collateralized by $440,000 of
                         Federal National Mortgage Assoc. Disc. Notes, bearing
                         interest at 2.54% due 02/08/2005 and having an approximate
                         value of $439,992 (cost $429,000).........................  $429,000         429,000
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $219,909,728)@                             101.1%                   247,900,892
                       Liabilities in excess of other assets --            (1.1)                    (2,678,431)
                                                                          ------                  -------------
                       NET ASSETS --                                      100.0%                  $245,222,461
                                                                          ======                  =============

              -----------------------------
               # Security represents an investment in an affiliated company + Non-income producing security
              @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    128

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Retail........................................      10.6%
      Medical Products..............................       9.6
      Drugs.........................................       9.1
      Financial Services............................       8.4
      Electronics...................................       6.1
      Aerospace & Military Technology...............       6.0
      Computer Software.............................       5.2
      Household Products............................       5.1
      Computer & Business Equipment.................       4.2
      Broadcasting & Media..........................       3.6
      Repurchase Agreement..........................       3.6
      Food, Beverage & Tobacco......................       3.5
      Machinery.....................................       3.5
      Leisure & Tourism.............................       3.3
      Telecommunications............................       3.2
      Health Services...............................       2.6
      Communication Equipment.......................       2.4
      Energy Services...............................       2.3
      Internet Content..............................       2.0
      Multi-Industry................................       2.0
      Banks.........................................       1.6
      Chemicals.....................................       1.4
      Transportation................................       1.3
      Apparel & Textiles............................       0.7
                                                       -------
                                                         101.3%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    BLUE CHIP GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 97.7%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.3%
                       Apparel & Textiles -- 0.7%
                       Nike, Inc., Class B.........................................       4,000   $   346,520
                       Retail -- 10.6%
                       Amazon.com, Inc.+...........................................       6,000       259,320
                       AnnTaylor Stores Corp. .....................................      12,500       268,625
                       Bed Bath & Beyond, Inc.+....................................      18,000       725,220
                       Home Depot, Inc. ...........................................      20,000       825,200
                       Target Corp. ...............................................      13,000       660,010
                       Wal-Mart Stores, Inc. ......................................      30,300     1,587,720
                       Walgreen Co.+...............................................      14,000       596,540
                       Williams-Sonoma, Inc.+......................................      17,000       588,200
                                                                                                  ------------
                                                                                                    5,857,355
                                                                                                  ------------
                       CONSUMER STAPLES -- 8.6%
                       Food, Beverage & Tobacco -- 3.5%
                       Coca-Cola Co. ..............................................      25,000     1,037,250
                       PepsiCo, Inc. ..............................................      15,000       805,500
                       Household Products -- 5.1%
                       Estee Lauder Cos., Inc., Class A............................      12,000       541,680
                       Gillette Co. ...............................................      18,000       912,960
                       Procter & Gamble Co. .......................................      22,000     1,171,060
                                                                                                  ------------
                                                                                                    4,468,450
                                                                                                  ------------
                       ENERGY -- 2.3%
                       Energy Services -- 2.3%
                       ChevronTexaco Corp. ........................................      10,000       544,000
                       Transocean, Inc.+...........................................      14,000       616,000
                                                                                                  ------------
                                                                                                    1,160,000
                                                                                                  ------------
                       FINANCE -- 10.0%
                       Banks -- 1.6%
                       Bank of America Corp. ......................................      18,400       853,208
                       Financial Services -- 8.4%
                       American Express Co. .......................................      14,100       752,235
                       Capital One Financial Corp. ................................      14,000     1,095,920
                       Citigroup, Inc. ............................................      11,000       539,550
                       Goldman Sachs Group, Inc. ..................................       5,500       593,175
                       Merrill Lynch & Co., Inc. ..................................      15,000       901,050
                       Morgan Stanley..............................................       7,900       442,084
                                                                                                  ------------
                                                                                                    5,177,222
                                                                                                  ------------
                       HEALTHCARE -- 21.3%
                       Drugs -- 9.1%
                       Abbott Laboratories.........................................      18,000       810,360
                       Amgen, Inc.+................................................      16,000       995,840
                       Gilead Sciences, Inc.+......................................      21,000       695,100
                       Merck & Co., Inc. ..........................................      15,000       420,750
                       Pfizer, Inc. ...............................................      73,780     1,782,525

---------------------
    130

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Health Services -- 2.6%
                       Pacificare Health Systems, Inc.+............................       8,000   $   492,240
                       Wellpoint, Inc.+............................................       7,000       850,500
                       Medical Products -- 9.6%
                       Becton Dickinson & Co. .....................................       9,000       509,850
                       Biogen Idec, Inc.+..........................................       5,500       357,280
                       Genzyme Corp.+..............................................      13,000       756,730
                       Johnson & Johnson...........................................      31,000     2,005,700
                       Medtronic, Inc. ............................................       6,500       341,185
                       St. Jude Medical, Inc.+.....................................      12,000       471,360
                       Zimmer Holdings, Inc.+......................................       7,000       551,950
                                                                                                  ------------
                                                                                                   11,041,370
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 12.8%
                       Aerospace & Military Technology -- 6.0%
                       Ametek, Inc. ...............................................      16,000       611,200
                       General Dynamics Corp. .....................................       9,000       929,250
                       L-3 Communications Holdings, Inc. ..........................      10,000       714,100
                       United Technologies Corp. ..................................       8,500       855,780
                       Machinery -- 3.5%
                       Dover Corp. ................................................      13,000       497,900
                       ITT Industries, Inc. .......................................       5,500       469,095
                       Tyco International, Ltd. ...................................      24,000       867,360
                       Multi-Industry -- 2.0%
                       General Electric Co. .......................................      28,000     1,011,640
                       Transportation -- 1.3%
                       United Parcel Service, Inc., Class B........................       9,000       672,120
                                                                                                  ------------
                                                                                                    6,628,445
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 6.9%
                       Broadcasting & Media -- 3.6%
                       Time Warner, Inc.+..........................................      60,000     1,080,000
                       Viacom, Inc., Class B.......................................      21,000       784,140
                       Leisure & Tourism -- 3.3%
                       Carnival Corp. .............................................      18,000     1,036,800
                       Hilton Hotels Corp. ........................................      30,000       667,500
                                                                                                  ------------
                                                                                                    3,568,440
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 23.1%
                       Communication Equipment -- 2.4%
                       Motorola, Inc. .............................................      30,000       472,200
                       QUALCOMM, Inc. .............................................      20,000       744,800
                       Computers & Business Equipment -- 4.2%
                       Dell, Inc.+.................................................      25,600     1,069,056
                       International Business Machines Corp. ......................      12,000     1,121,040
                       Computer Software -- 5.2%
                       Adobe Systems, Inc. ........................................      10,000       569,000
                       Electronic Arts, Inc.+......................................       5,000       321,700
                       Microsoft Corp. ............................................      69,000     1,813,320
                       Electronics -- 6.1%
                       Applied Materials, Inc.+....................................      25,000       397,500
                       Intel Corp. ................................................      57,000     1,279,650
                       Marvell Technology Group, Ltd.+.............................      10,000       334,500

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Seagate Technology+.........................................      30,000   $   507,600
                       Texas Instruments, Inc. ....................................      27,000       626,670
                       Internet Content -- 2.0%
                       eBay, Inc.+.................................................      12,500     1,018,750
                       Telecommunications -- 3.2%
                       Cisco Systems, Inc.+........................................      60,000     1,082,400
                       Nextel Communications, Inc., Class A+.......................      20,000       573,800
                                                                                                  ------------
                                                                                                   11,931,986
                                                                                                  ------------
                       MATERIALS -- 1.4%
                       Chemicals -- 1.4%
                       Dow Chemical Co. ...........................................      14,000       695,800
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $48,088,103)....                50,529,068
                                                                                                  ------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.6%                                    AMOUNT
                       ---------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $1,883,000).........................................  $1,883,000     1,883,000
                                                                                                  ------------

                       TOTAL INVESTMENTS -- (cost $49,971,103)@          101.3%                    52,412,068
                       Liabilities in excess of other assets --           (1.3)                      (672,918)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $51,739,150
                                                                         ======                   ============

              -----------------------------
               +   Non-income producing security
              @  See Note 3 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement

              See Notes to Financial Statements

---------------------
    132

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisers, L.P. (dba -- Davis Advisors)
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Real Estate Investment Trusts.................      91.2%
      Multi-Industry................................       6.2
      Leisure & Tourism.............................       1.6
      Housing.......................................       1.1
                                                       -------
                                                         100.1%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    REAL ESTATE PORTFOLIO
    Davis Selected Advisor, L.P. (dba -- Davis Advisors)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 93.5%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.1%
                       Housing -- 1.1%
                       WCI Communities, Inc.+......................................      74,000   $  2,357,640
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 1.6%
                       Leisure & Tourism -- 1.6%
                       Starwood Hotels & Resorts Worldwide, Inc. ..................      56,300      3,259,207
                                                                                                  -------------
                       REAL ESTATE -- 90.8%
                       Real Estate Investment Trusts -- 90.8%
                       Alexandria Real Estate Equities, Inc. ......................     112,900      7,514,624
                       Archstone-Smith Trust.......................................     125,200      4,294,360
                       Arden Realty Group, Inc. ...................................     168,900      5,695,308
                       Boston Properties, Inc. ....................................      36,300      2,097,414
                       Brandywine Realty Trust.....................................     191,800      5,312,860
                       Brixton PLC(1)..............................................     551,721      3,633,094
                       Camden Property Trust.......................................      54,400      2,464,864
                       Capital Automotive REIT.....................................     198,900      6,498,063
                       CarrAmerica Realty Corp. ...................................     183,700      5,575,295
                       Catellus Development Corp. .................................     260,451      6,985,295
                       CenterPoint Properties Corp. ...............................     326,200     13,847,190
                       Corporate Office Properties Trust...........................     246,700      6,347,591
                       Cousins Properties, Inc. ...................................      73,000      2,211,170
                       Developers Diversified Realty Corp. ........................     190,286      7,563,868
                       Duke Realty Corp. ..........................................     207,800      6,462,580
                       Essex Property Trust, Inc. .................................      91,700      6,597,815
                       Forest City Enterprises, Inc., Class A......................     137,000      7,940,520
                       General Growth Properties, Inc. ............................     218,952      6,956,105
                       Gramercy Capital Corp. .....................................     153,000      3,281,850
                       iStar Financial, Inc. ......................................     108,600      4,544,910
                       Kilroy Realty Corp. ........................................     130,200      5,088,216
                       Kimco Realty Corp. .........................................     121,850      6,455,613
                       Liberty International, PLC(1)...............................     190,000      3,470,229
                       Mills Corp. ................................................     100,800      5,637,744
                       Pan Pacific Retail Properties, Inc. ........................     107,900      6,246,331
                       Parkway Properties, Inc. ...................................      51,000      2,371,500
                       Plum Creek Timber Co., Inc. ................................     161,500      5,768,780
                       ProLogis....................................................     226,100      8,623,454
                       Regency Centers Corp. ......................................     131,600      6,501,040
                       Simon Property Group, Inc. .................................      74,000      4,388,200
                       SL Green Realty Corp. ......................................     162,210      8,634,438
                       United Dominion Realty Trust, Inc. .........................     308,100      6,845,982
                       Vornado Realty Trust........................................     113,594      7,853,889
                                                                                                  -------------
                                                                                                   193,710,192
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $147,629,237)......................                199,327,039
                                                                                                  -------------

---------------------
    134

                                                                                                      VALUE
                       PREFERRED STOCK -- 0.4%                                         SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       REAL ESTATE -- 0.4%
                       Real Estate Investment Trusts -- 0.4%
                       Equity Residential, Series C 9.13%..........................       4,300   $    115,455
                       Equity Residential, Series D 8.60%..........................      10,000        272,000
                       Equity Residential, Series E 7.00% (Convertible)............      13,600        476,000
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $775,908).......................                    863,455
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $148,405,145)...                200,190,494
                                                                                                  -------------
                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 6.2%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.2%
                       Galleon Capital LLC 2.49% due 02/01/05......................  $9,762,000      9,762,000
                       San Paolo US Financial 2.47% due 02/08/05...................   3,500,000      3,498,319
                                                                                                  -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $13,260,319)...                 13,260,319
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $161,665,464)@                           100.1%                    213,450,813
                       Liabilities in excess of other assets --          (0.1)                       (143,075)
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $213,307,738
                                                                        ======                   =============

              +   Non-income producing security
              @  See Note 3 for cost of investments on a tax basis
              (1) Security was valued using fair value procedures at January 31,
                  2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Machinery.....................................       8.2%
      Transportation................................       7.6
      Insurance.....................................       7.2
      Retail........................................       7.2
      Energy Services...............................       6.6
      Metals & Minerals.............................       6.6
      Apparel & Textiles............................       6.1
      Leisure & Tourism.............................       5.9
      U.S. Government Agencies......................       5.9
      Housing.......................................       5.0
      Chemicals.....................................       4.1
      Household Products............................       2.7
      Food, Beverage & Tobacco......................       2.4
      Medical Products..............................       2.2
      Business Services.............................       2.0
      Drugs.........................................       1.9
      Electric Utilities............................       1.9
      Automotive....................................       1.8
      Electrical Equipment..........................       1.7
      Multi Industry................................       1.7
      Energy Sources................................       1.6
      Electronics...................................       1.5
      Computer Services.............................       1.4
      Gas & Pipelines Utilities.....................       1.4
      Banks.........................................       1.3
      Internet Content..............................       1.2
      Computer & Business Equipment.................       1.0
      Real Estate Trusts............................       1.0
      Financial Services............................       0.7
      Building Materials............................       0.3
      Manufacturing.................................       0.3
                                                       -------
                                                         100.4%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    136

---------------------

    SUNAMERICA SERIES TRUST
    SMALL COMPANY VALUE PORTFOLIO
    Franklin Advisory Services, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                    VALUE
                       COMMON STOCK -- 94.2%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 20.1%
                       Apparel & Textiles -- 6.1%
                       American Eagle Outfitters, Inc.+............................       900    $    45,720
                       Brown Shoe Co., Inc. .......................................     4,000        115,840
                       Gymboree Corp.+.............................................     3,900         50,232
                       Men's Wearhouse, Inc.+......................................     4,400        146,388
                       Oshkosh B'Gosh, Inc., Class A...............................     3,000         58,350
                       Russell Corp. ..............................................     3,900         70,200
                       Timberland Co., Class A+....................................     2,300        151,202
                       Automotive -- 1.8%
                       Monaco Coach Corp. .........................................     5,300         98,103
                       Superior Industries International, Inc. ....................     3,900         98,163
                       Housing -- 5.0%
                       American Woodmark Corp. ....................................       400         16,592
                       La-Z-Boy, Inc. .............................................     6,000         83,640
                       Schottenstein Homes, Inc. ..................................     2,200        124,960
                       Thomas Industries, Inc. ....................................     2,300         89,677
                       York International Corp. ...................................     5,700        207,024
                       Retail -- 7.2%
                       Bassett Furniture Industries, Inc. .........................     1,300         24,505
                       Casey's General Stores, Inc. ...............................     4,500         79,290
                       Christopher & Banks Corp. ..................................     6,200        110,174
                       Dillard's, Inc., Class A....................................     4,500        118,080
                       Hooker Furniture Corp. .....................................     2,000         46,660
                       Hot Topic, Inc.+............................................     4,600         89,148
                       Linens 'n Things, Inc.+.....................................     3,900        101,010
                       Pier 1 Imports, Inc. .......................................     7,300        129,283
                       Zale Corp.+.................................................     2,000         53,120
                                                                                                 ------------
                                                                                                   2,107,361
                                                                                                 ------------
                       CONSUMER STAPLES -- 5.1%
                       Food, Beverage & Tobacco -- 2.4%
                       Bunge, Ltd. ................................................     4,500        254,430
                       Household Products -- 2.7%
                       AptarGroup, Inc. ...........................................     3,200        155,168
                       Russ Berrie & Co., Inc. ....................................     5,400        126,684
                                                                                                 ------------
                                                                                                     536,282
                                                                                                 ------------
                       ENERGY -- 8.2%
                       Energy Services -- 6.6%
                       Atwood Oceanics, Inc.+......................................     1,100         67,100
                       CONSOL Energy, Inc. ........................................     5,400        227,826
                       Holly Corp. ................................................     1,200         36,312
                       Oil States International, Inc.+.............................     4,200         80,010
                       Rowan Cos., Inc. ...........................................     5,600        157,696
                       Shaw Group, Inc.+...........................................     3,600         60,516
                       Sierra Pacific Resources+...................................     6,000         59,040

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 1.6%
                       Lone Star Technologies, Inc.+...............................     4,100    $   167,239
                                                                                                 ------------
                                                                                                     855,739
                                                                                                 ------------
                       FINANCE -- 9.2%
                       Banks -- 1.3%
                       Chemical Financial Corp. ...................................       105          3,895
                       First Indiana Corp. ........................................     1,000         23,510
                       Hancock Holding Co. ........................................       800         25,856
                       Peoples Bancorp Inc. .......................................     3,100         84,475
                       Financial Services -- 0.7%
                       Archipelago Holdings, Inc.+.................................     3,500         66,395
                       Insurance -- 7.2%
                       American National Insurance Co. ............................     1,200        126,792
                       Arthur J. Gallagher & Co. ..................................     4,000        118,600
                       Harleysville Group, Inc. ...................................       500         10,800
                       IPC Holdings, Ltd. .........................................       300         12,663
                       Montpelier Re Holdings, Ltd. ...............................     6,000        224,700
                       PMI Group, Inc. ............................................     1,500         59,655
                       Presidential Life Corp. ....................................     1,800         29,772
                       Protective Life Corp. ......................................     1,800         74,088
                       RLI Corp. ..................................................     1,700         73,882
                       StanCorp Financial Group, Inc. .............................       300         25,500
                                                                                                 ------------
                                                                                                     960,583
                                                                                                 ------------
                       HEALTHCARE -- 4.1%
                       Drugs -- 1.9%
                       Pharmaceutical Product Development, Inc.+...................     4,700        194,815
                       Medical Products -- 2.2%
                       Steris Corp.+...............................................     5,400        128,088
                       West Pharmaceutical Services, Inc. .........................     4,000        104,400
                                                                                                 ------------
                                                                                                     427,303
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 21.5%
                       Business Services -- 2.0%
                       ABM Industries, Inc. .......................................     2,200         40,260
                       Emcor Group, Inc.+..........................................     1,800         77,328
                       Genlyte Group, Inc.+........................................     1,100         88,011
                       Electrical Equipment -- 1.7%
                       Mettler Toledo International, Inc.+.........................     3,100        155,496
                       Powell Industries, Inc.+....................................     1,200         21,840
                       Machinery -- 8.2%
                       A.O. Smith Corp. ...........................................       600         16,266
                       Briggs & Stratton Corp. ....................................     4,000        155,160
                       CNH Global NV...............................................     4,500         83,475
                       Graco, Inc. ................................................     4,200        149,730
                       JLG Industries, Inc. .......................................     4,500         79,245
                       Kennametal, Inc. ...........................................     2,100        102,774
                       Mueller Industries, Inc. ...................................     4,400        139,480
                       Stewart & Stevenson Services................................     2,400         49,056
                       Teleflex, Inc. .............................................     1,700         86,275
                       Manufacturing -- 0.3%
                       Carlisle Cos., Inc. ........................................       500         31,535

---------------------
    138

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Multi-Industry -- 1.7%
                       Roper Industries, Inc. .....................................     3,000    $   174,180
                       Transportation -- 7.6%
                       Kansas City Southern Industries, Inc.+......................     5,300         92,538
                       Offshore Logistics, Inc.+...................................     3,400        108,494
                       OMI Corp. ..................................................     4,000         70,000
                       Overseas Shipholding Group, Inc. ...........................     1,300         72,553
                       Teekay Shipping Corp. ......................................     3,300        146,421
                       Thor Industries, Inc. ......................................     4,200        145,110
                       West Marine, Inc.+..........................................     7,000        165,270
                                                                                                 ------------
                                                                                                   2,250,497
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 5.9%
                       Leisure & Tourism -- 5.9%
                       Aztar Corp.+................................................     6,400        206,272
                       Dollar Thrifty Automotive Group, Inc.+......................     2,000         62,420
                       Intrawest Corp. ............................................     5,000         97,250
                       La Quinta Corp.+............................................    10,800         93,852
                       SkyWest, Inc. ..............................................     9,200        158,424
                                                                                                 ------------
                                                                                                     618,218
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 5.1%
                       Computers & Business Equipment -- 1.0%
                       Diebold, Inc. ..............................................     2,000        107,680
                       Computer Services -- 1.4%
                       Reynolds & Reynolds Co., Class A............................     5,500        149,985
                       Electronics -- 1.5%
                       Cohu, Inc. .................................................     1,700         28,679
                       Omnivision Technologies, Inc.+..............................     7,600        123,348
                       Internet Content -- 1.2%
                       Avocent Corp.+..............................................     3,500        127,785
                                                                                                 ------------
                                                                                                     537,477
                                                                                                 ------------
                       MATERIALS -- 10.7%
                       Chemicals -- 4.1%
                       Apogee Enterprises, Inc. ...................................     2,500         33,425
                       Cabot Corp. ................................................     3,700        129,500
                       Myers Industries, Inc. .....................................       800         10,352
                       RPM International, Inc. ....................................    10,000        176,300
                       Westlake Chemical Corp. ....................................     2,400         75,360
                       Metals & Minerals -- 6.6%
                       Arch Coal, Inc. ............................................     4,500        164,475
                       CIRCOR International, Inc. .................................     2,900         66,265
                       Global Industries, Inc.+....................................     9,800         79,086
                       Reliance Steel & Aluminum Co. ..............................     4,900        188,013
                       Steel Dynamics, Inc.........................................     1,400         52,920
                       Timken Co. .................................................     1,600         41,216
                       United States Steel Corp. ..................................     2,000        103,600
                                                                                                 ------------
                                                                                                   1,120,512
                                                                                                 ------------
                       REAL ESTATE -- 1.0%
                       Real Estate Investment Trusts -- 1.0%
                       Arbor Realty Trust, Inc. ...................................     4,200         99,960
                                                                                                 ------------

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       UTILITIES -- 3.3%
                       Electric Utilities -- 1.9%
                       Peabody Energy Corp. .......................................     2,300    $   194,925
                       Gas & Pipeline Utilities -- 1.4%
                       Tidewater, Inc. ............................................     1,500         58,140
                       Watts Industries, Inc., Class A.............................     2,700         86,535
                                                                                                 ------------
                                                                                                     339,600
                                                                                                 ------------
                       TOTAL COMMON STOCK (cost $6,860,094)........................                9,853,532
                                                                                                 ------------

                                                                                     PRINCIPAL
                       BONDS & NOTES -- 0.3%                                          AMOUNT
                       --------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.3%
                       Building Materials -- 0.3%
                       Mueller Industries, Inc. 6.00% due 11/01/14 (cost
                         $30,000)..................................................  $ 30,000         29,738
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $6,890,094).....                9,883,270
                                                                                                 ------------
                       SHORT-TERM INVESTMENT SECURITIES -- 5.9%
                       --------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 5.9%
                       Federal Home Loan Bank Consolidated Disc. Note 2.10% due
                         02/01/05 (cost $621,000)..................................   621,000        621,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $7,511,094)@                              100.4%                   10,504,270
                       Liabilities in excess of other assets --           (0.4)                      (41,853)
                                                                         ------                  ------------
                       NET ASSETS --                                     100.0%                  $10,462,417
                                                                         ======                  ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.

              See Notes to Financial Statements

---------------------
    140

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Medical Products...............................      11.3%
      Electronics....................................      11.3
      Broadcasting & Media...........................       9.3
      Business Services..............................       8.3
      Drugs..........................................       6.6
      Telecommunications.............................       6.4
      Computer Software..............................       6.0
      Retail.........................................       4.8
      Leisure & Tourism..............................       4.7
      Financial Services.............................       2.8
      Communication Equipment........................       2.8
      Computers & Business Equipment.................       2.8
      Education......................................       2.7
      Internet Software..............................       2.3
      Energy Services................................       2.1
      Health Services................................       1.6
      Transportation.................................       1.6
      Banks..........................................       1.5
      Internet Content...............................       1.4
      Electrical Equipment...........................       1.2
      U.S. Government Agencies.......................       1.2
      Apparel & Textiles.............................       1.0
      Energy Sources.................................       1.0
      Multi-Industry.................................       1.0
      Entertainment Products.........................       1.0
      Chemicals......................................       0.8
      Machinery......................................       0.7
      Computer Services..............................       0.7
      Metals & Minerals..............................       0.3
                                                         ------
                                                           99.2%
                                                         ======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MFS MID-CAP GROWTH PORTFOLIO
    Massachusetts Financial Services Company
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 98.0%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.8%
                       Apparel & Textiles -- 1.0%
                       Coach, Inc.+................................................      47,900   $  2,687,190
                       Retail -- 4.8%
                       99 Cents Only Stores+.......................................     187,740      2,816,100
                       Family Dollar Stores, Inc. .................................      80,510      2,693,059
                       PetSmart, Inc. .............................................      82,470      2,493,068
                       Tiffany & Co. ..............................................      96,160      3,022,309
                       TJX Cos., Inc. .............................................      88,170      2,207,777
                                                                                                  -------------
                                                                                                    15,919,503
                                                                                                  -------------
                       EDUCATION -- 2.7%
                       Education -- 2.7%
                       Apollo Group, Inc.+.........................................      53,470      4,180,820
                       Career Education Corp.+.....................................      78,580      3,165,988
                                                                                                  -------------
                                                                                                     7,346,808
                                                                                                  -------------
                       ENERGY -- 3.1%
                       Energy Services -- 2.1%
                       BJ Services Co. ............................................      51,380      2,468,809
                       GlobalSantaFe Corp. ........................................      70,440      2,490,759
                       Halliburton Co. ............................................      22,210        913,497
                       Energy Sources -- 1.0%
                       Cooper Cameron Corp.+.......................................      45,730      2,579,629
                                                                                                  -------------
                                                                                                     8,452,694
                                                                                                  -------------
                       FINANCE -- 4.3%
                       Banks -- 1.5%
                       Investors Financial Services Corp. .........................      50,020      2,521,508
                       Sovereign Bancorp, Inc. ....................................      62,760      1,427,163
                       Financial Services -- 2.8%
                       Ameritrade Holding Corp.+...................................     110,950      1,434,584
                       Legg Mason, Inc. ...........................................      81,850      6,321,275
                                                                                                  -------------
                                                                                                    11,704,530
                                                                                                  -------------
                       HEALTHCARE -- 19.5%
                       Drugs -- 6.6%
                       Allergan, Inc. .............................................      44,400      3,372,180
                       Celgene Corp.+..............................................      45,520      1,244,517
                       Endo Pharmaceuticals Holdings, Inc.+........................     103,810      2,181,048
                       Gilead Sciences, Inc.+......................................      83,600      2,767,160
                       Imclone Systems, Inc.+......................................      67,530      2,832,883
                       Medicis Pharmaceutical Corp., Class A.......................     158,240      5,712,464
                       Health Services -- 1.6%
                       Community Health Systems, Inc.+.............................     117,140      3,394,717
                       Neurocrine Biosciences, Inc.+...............................      25,180      1,151,985
                       Medical Products -- 11.3%
                       C.R. Bard, Inc. ............................................      54,390      3,687,642
                       Cytyc Corp.+................................................     268,020      6,713,901

---------------------
    142

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       DENTSPLY International, Inc. ...............................      72,420   $  4,060,589
                       Fisher Scientific International, Inc.+......................      46,710      2,949,737
                       Gen-Probe, Inc.+............................................      49,320      2,407,309
                       Genzyme Corp.+..............................................     101,540      5,910,643
                       MedImmune, Inc.+............................................     159,720      3,778,177
                       Thoratec Corp.+.............................................     144,110      1,433,895
                                                                                                  -------------
                                                                                                    53,598,847
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 12.8%
                       Business Services -- 8.3%
                       Alliance Data Systems Corp.+................................      56,080      2,434,994
                       Corporate Executive Board Co. ..............................      56,140      3,587,346
                       Getty Images, Inc.+.........................................      95,690      6,669,593
                       Interpublic Group of Cos., Inc.+............................     278,840      3,638,862
                       Manpower, Inc. .............................................      32,030      1,558,259
                       Monster Worldwide, Inc.+....................................      99,440      3,111,478
                       Robert Half International, Inc. ............................      56,000      1,699,040
                       Electrical Equipment -- 1.2%
                       American Standard Cos., Inc.+...............................      30,650      1,227,226
                       Thermo Electron Corp.+......................................      73,150      2,190,111
                       Machinery -- 0.7%
                       Eaton Corp. ................................................      26,740      1,818,053
                       Multi-Industry -- 1.0%
                       Roper Industries, Inc. .....................................      48,560      2,819,393
                       Transportation -- 1.6%
                       Expeditors International of Washington, Inc. ...............      30,330      1,702,726
                       JetBlue Airways Corp.+......................................     141,680      2,803,847
                                                                                                  -------------
                                                                                                    35,260,928
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 15.0%
                       Broadcasting & Media -- 9.3%
                       Citadel Broadcasting Corp.+.................................     354,060      4,960,381
                       Crown Castle International Corp.+...........................     119,530      1,960,292
                       EchoStar Communications Corp., Class A......................     107,600      3,282,876
                       Entercom Communications Corp.+..............................      53,270      1,670,014
                       Gemstar-TV Guide International, Inc.+.......................     395,450      2,182,884
                       Grupo Televisa SA Sponsored ADR.............................      39,960      2,350,847
                       Lamar Advertising Co., Class A+.............................      15,100        648,998
                       Meredith Corp. .............................................      39,720      1,907,752
                       Omnicom Group, Inc. ........................................      16,350      1,387,951
                       Radio One, Inc., Class A+...................................      74,660      1,164,696
                       Radio One, Inc., Class D+...................................      26,840        421,388
                       Univision Communications, Inc., Class A+....................      82,850      2,262,633
                       Washington Post Co., Class B................................       1,500      1,371,750
                       Westwood One, Inc.+.........................................         540         13,041
                       Entertainment Products -- 1.0%
                       International Game Technology...............................      85,120      2,664,256
                       Leisure & Tourism -- 4.7%
                       Cheesecake Factory, Inc.+...................................     111,810      3,619,290
                       Four Seasons Hotels, Inc. ..................................      17,550      1,350,648
                       Las Vegas Sands Corp.+......................................       7,820        339,388
                       Outback Steakhouse, Inc. ...................................      31,700      1,459,785

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism (continued)
                       Royal Caribbean Cruises, Ltd. ..............................      87,770   $  4,651,810
                       WMS Industries, Inc.+.......................................      51,670      1,619,338
                                                                                                  -------------
                                                                                                    41,290,018
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 33.7%
                       Communication Equipment -- 2.8%
                       American Tower Corp., Class A+..............................     269,010      4,874,461
                       Juniper Networks, Inc.+.....................................     114,131      2,868,112
                       Computers & Business Equipment -- 2.8%
                       Lexmark International, Inc., Class A+.......................      39,830      3,319,831
                       VERITAS Software Corp.+.....................................     173,270      4,456,504
                       Computer Services -- 0.7%
                       Ceridian Corp.+.............................................     107,300      1,899,210
                       Computer Software -- 6.0%
                       Citrix Systems, Inc.+.......................................     114,310      2,451,949
                       DST Systems, Inc.+..........................................      70,810      3,432,869
                       Electronic Arts, Inc.+......................................      57,990      3,731,077
                       Mcafee, Inc.+...............................................      81,280      2,101,088
                       Mercury Interactive Corp.+..................................      95,660      4,187,038
                       Navteq Corp. ...............................................      14,990        573,967
                       Electronics -- 11.3%
                       Analog Devices, Inc. .......................................      81,260      2,916,421
                       Broadcom Corp., Class A+....................................      71,650      2,280,620
                       Integrated Circuit Systems, Inc.+...........................     109,910      2,088,290
                       KLA-Tencor Corp.+...........................................      48,530      2,244,513
                       Marvell Technology Group, Ltd.+.............................      48,370      1,617,977
                       Millipore Corp.+............................................      82,650      3,597,754
                       Novellus Systems, Inc.+.....................................     135,890      3,553,523
                       PMC-Sierra, Inc.+...........................................     303,060      3,115,457
                       Waters Corp.+...............................................     117,000      5,742,360
                       Xilinx, Inc. ...............................................     136,070      3,971,883
                       Internet Content -- 1.4%
                       InterActiveCorp+............................................     156,542      3,793,013
                       Internet Software -- 2.3%
                       Check Point Software Technologies, Ltd.+....................     117,460      2,851,929
                       Symantec Corp.+.............................................     149,740      3,496,429
                       Telecommunications -- 6.4%
                       Amdocs, Ltd.+...............................................     188,800      5,616,800
                       Comverse Technology, Inc.+..................................     208,690      4,664,221
                       NTL, Inc.+..................................................      51,622      3,511,845
                       Spectrasite, Inc.+..........................................      63,310      3,709,966
                                                                                                  -------------
                                                                                                    92,669,107
                                                                                                  -------------
                       MATERIALS -- 1.1%
                       Chemicals -- 0.8%
                       Monsanto Co. ...............................................      39,110      2,117,024
                       Metals & Minerals -- 0.3%
                       Aber Diamond Corp. .........................................      15,160        497,374
                       Aber Diamond Corp. (Canadian Shares)(1).....................      13,300        436,350
                                                                                                  -------------
                                                                                                     3,050,748
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $229,339,821)...                269,293,183
                                                                                                  -------------

---------------------
    144

                                                                                     PRINCIPAL        VALUE
                       SHORT-TERM INVESTMENT SECURITIES -- 1.2%                        AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 1.2%
                       Federal Home Loan Bank Consolidated Disc. Note 2.31% due
                         02/01/05 (cost $3,318,000)................................  $3,318,000   $  3,318,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $232,657,821)@                           99.2%                       272,611,183
                       Other assets less liabilities --                  0.8                          2,086,153
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $274,697,336
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis
              ADR -- American Depository Receipt
              (1) Illiquid security

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Electronics...................................      11.2%
      Telecommunications............................       8.9
      Aerospace & Military Technology...............       8.4
      Machinery.....................................       8.4
      Business Services.............................       7.1
      Financial Services............................       6.8
      Health Services...............................       6.3
      Banks.........................................       5.2
      Repurchase Agreement..........................       4.8
      Computer Software.............................       4.5
      Leisure & Tourism.............................       4.3
      Retail........................................       3.5
      Energy Sources................................       3.4
      Medical Products..............................       3.4
      Metals & Minerals.............................       3.1
      Energy Services...............................       2.8
      Drugs.........................................       2.7
      Transportation................................       1.6
      Multi-Industry................................       1.5
      Communication Equipment.......................       1.1
      Broadcasting & Media..........................       0.6
      Forest Products...............................       0.5
                                                       -------
                                                         100.1%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    146

---------------------

    SUNAMERICA SERIES TRUST
    AGGRESSIVE GROWTH PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 95.3%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.5%
                       Retail -- 3.5%
                       Williams-Sonoma, Inc.+......................................      105,700   $  3,657,220
                       Yankee Candle, Inc.+........................................      114,600      3,754,296
                                                                                                   -------------
                                                                                                      7,411,516
                                                                                                   -------------
                       ENERGY -- 6.2%
                       Energy Services -- 2.8%
                       Patterson-UTI Energy, Inc. .................................       50,800        988,060
                       Rowan Cos., Inc. ...........................................      170,900      4,812,544
                       Energy Sources -- 3.4%
                       EOG Resources, Inc. ........................................       97,200      7,217,100
                                                                                                   -------------
                                                                                                     13,017,704
                                                                                                   -------------
                       FINANCE -- 12.0%
                       Banks -- 5.2%
                       Hibernia Corp., Class A.....................................      232,600      6,122,032
                       Signature Bank+.............................................      159,900      4,865,757
                       Financial Services -- 6.8%
                       Ameritrade Holding Corp.+...................................      325,400      4,207,422
                       Knight Trading Group, Inc., Class A+........................      144,000      1,427,040
                       Nelnet, Inc., Class A+......................................      128,100      3,868,620
                       Providian Financial Corp.+..................................      285,300      4,758,804
                                                                                                   -------------
                                                                                                     25,249,675
                                                                                                   -------------
                       HEALTHCARE -- 12.4%
                       Drugs -- 2.7%
                       Cubist Pharmaceuticals, Inc.+...............................      168,700      1,926,554
                       Gilead Sciences, Inc.+......................................       67,800      2,244,180
                       Millenium Pharmaceuticals, Inc.+............................      174,800      1,609,908
                       Health Services -- 6.3%
                       Centene Corp.+..............................................      357,800     12,004,190
                       Neurocrine Biosciences, Inc.+...............................       25,400      1,162,050
                       Medical Products -- 3.4%
                       Critical Therapeutics, Inc.+................................       24,400        170,556
                       St. Jude Medical, Inc.+.....................................      177,300      6,964,344
                                                                                                   -------------
                                                                                                     26,081,782
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 27.0%
                       Aerospace & Military Technology -- 8.4%
                       Alliant Techsystems, Inc.+..................................      115,200      7,670,016
                       General Dynamics Corp. .....................................       74,400      7,681,800
                       L-3 Communications Holdings, Inc.+..........................       31,700      2,263,697
                       Business Services -- 7.1%
                       Fastenal Co. ...............................................      117,700      7,077,301
                       Nordson Corp. ..............................................      114,000      4,289,820
                       Stericycle, Inc.+...........................................       69,900      3,594,957

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Machinery -- 8.4%
                       Dover Corp. ................................................      105,800   $  4,052,140
                       ITT Industries, Inc. .......................................       42,200      3,599,238
                       Rockwell Automation, Inc. ..................................      178,200     10,095,030
                       Multi-Industry -- 1.5%
                       Roper Industries, Inc. .....................................       52,800      3,065,568
                       Transportation -- 1.6%
                       C.H. Robinson Worldwide, Inc. ..............................       66,200      3,409,300
                                                                                                   -------------
                                                                                                     56,798,867
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 4.9%
                       Broadcasting & Media -- 0.6%
                       Radio One, Inc., Class D+...................................       82,500      1,295,250
                       Leisure & Tourism -- 4.3%
                       Applebee's International, Inc. .............................      119,200      3,320,912
                       Ruby Tuesday, Inc. .........................................      121,900      3,101,136
                       Starwood Hotels & Resorts Worldwide, Inc. ..................       45,600      2,639,784
                                                                                                   -------------
                                                                                                     10,357,082
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 25.7%
                       Communication Equipment -- 1.1%
                       Manhattan Associates, Inc.+.................................      101,200      2,221,340
                       Computer Software -- 4.5%
                       Cognos, Inc.+...............................................      177,800      7,355,586
                       Siebel Systems, Inc.+.......................................      241,300      2,101,723
                       Electronics -- 11.2%
                       Analog Devices, Inc. .......................................      105,700      3,793,573
                       Flextronics International, Ltd.+............................      351,800      4,977,970
                       Lam Research Corp.+.........................................      193,100      5,167,356
                       Marvell Technology Group, Ltd.+.............................      231,700      7,750,365
                       National Semiconductor Corp. ...............................      105,500      1,786,115
                       Telecommunications -- 8.9%
                       Andrew Corp.+...............................................      319,600      4,173,976
                       Avaya, Inc.+................................................      357,400      5,128,690
                       NII Holdings, Inc. .........................................      175,800      9,458,040
                                                                                                   -------------
                                                                                                     53,914,734
                                                                                                   -------------
                       MATERIALS -- 3.6%
                       Forest Products -- 0.5%
                       Smurfit-Stone Container Corp.+..............................       63,900        961,056
                       Metals & Minerals -- 3.1%
                       Cleveland-Cliffs, Inc. .....................................      101,200      6,626,576
                                                                                                   -------------
                                                                                                      7,587,632
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $172,568,010)...                 200,418,992
                                                                                                   -------------

---------------------
    148

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 4.8%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $10,083,000)........................................  $10,083,000   $ 10,083,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $182,651,010)@                          100.1%                       210,501,992
                       Liabilities in excess of other assets --         (0.1)                          (205,587)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $210,296,405
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investment on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Medical Products..............................      12.7%
      Energy Services...............................       8.9
      Aerospace & Military Technology...............       7.8
      Computer Software.............................       7.5
      Financial Services............................       6.9
      Electronics...................................       6.8
      Banks.........................................       5.0
      Drugs.........................................       4.2
      Business Services.............................       4.1
      Metals & Minerals.............................       3.9
      Machinery.....................................       3.8
      Computer Services.............................       3.6
      Multi-Industry................................       3.5
      Telecommunications............................       2.8
      Apparel & Textiles............................       2.4
      Transportation................................       2.4
      Leisure & Tourism.............................       2.3
      Internet Content..............................       2.1
      Health Services...............................       1.8
      Household Products............................       1.8
      Retail........................................       1.5
      Gas & Pipeline Utilities......................       1.4
      Food, Beverage & Tobacco......................       1.2
      Internet Software.............................       1.1
      Repurchase Agreement..........................       0.9
                                                       -------
                                                         100.4%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    150

---------------------

    SUNAMERICA SERIES TRUST
    GROWTH OPPORTUNITIES PORTFOLIO
    AIG SunAmerica Asset Management Corp.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                    VALUE
                       COMMON STOCK -- 99.5%                                          SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.7%
                       Apparel & Textiles -- 2.4%
                       Fossil, Inc.+...............................................    25,600    $   714,240
                       Housing -- 1.8%
                       HNI Corp. ..................................................    13,300        536,655
                       Retail -- 1.5%
                       Guitar Center, Inc.+........................................     7,900        452,275
                                                                                                 ------------
                                                                                                   1,703,170
                                                                                                 ------------
                       CONSUMER STAPLES -- 1.2%
                       Food, Beverage & Tobacco -- 1.2%
                       SunOpta, Inc.+..............................................    37,400        264,792
                       Texas Roadhouse, Inc.+......................................     3,200        102,848
                                                                                                 ------------
                                                                                                     367,640
                                                                                                 ------------
                       ENERGY -- 8.9%
                       Energy Services -- 8.9%
                       Atwood Oceanics, Inc.+......................................     7,500        457,500
                       Hornbeck Offshore Services, Inc.+...........................    45,400        985,180
                       Patterson-UTI Energy, Inc. .................................    30,900        601,005
                       Todco+......................................................    29,400        603,288
                                                                                                 ------------
                                                                                                   2,646,973
                                                                                                 ------------
                       FINANCE -- 11.9%
                       Banks -- 5.0%
                       Franklin Bank Corp.+........................................    22,600        399,116
                       Signature Bank+.............................................    35,900      1,092,437
                       Financial Services -- 6.9%
                       MarketAxess Holdings, Inc. .................................    19,300        268,077
                       Nelnet, Inc., Class A+......................................    26,100        788,220
                       Piper Jaffray Cos. .........................................    24,800        981,584
                                                                                                 ------------
                                                                                                   3,529,434
                                                                                                 ------------
                       HEALTHCARE -- 18.7%
                       Drugs -- 4.2%
                       Biomarin Pharmaceutical, Inc. ..............................    10,600         64,130
                       Cephalon, Inc.+.............................................     8,400        413,280
                       Idaho Biomedical Corp.+.....................................    10,600        170,766
                       Onyx Pharmaceuticals, Inc.+.................................     6,300        182,952
                       Par Pharmaceutical Cos., Inc.+..............................    10,600        401,740
                       Health Services -- 1.8%
                       Cerner Corp.+...............................................     3,000        149,250
                       Coventry Health Care, Inc.+.................................     1,433         81,526
                       Pediatrix Medical Group, Inc. ..............................     2,500        166,975
                       United Surgical Partners International, Inc. ...............     3,500        137,865

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 12.7%
                       Advanced Neuromodulation Systems, Inc.+.....................    16,500    $   651,915
                       Critical Therapeutics, Inc.+................................     9,400         65,706
                       Cypress Biosciences, Inc. ..................................    20,600        281,293
                       Integra LifeSciences Holdings Corp.+........................    34,300      1,292,424
                       LCA-Vision, Inc. ...........................................    30,900        823,485
                       Medicines Co.+..............................................    20,600        566,706
                       Vnus Medical Technologies, Inc.+............................     6,000         82,800
                                                                                                 ------------
                                                                                                   5,532,813
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 21.6%
                       Aerospace & Military Technology -- 7.8%
                       Alliant Techsystems, Inc.+..................................    12,200        812,276
                       Ametek, Inc. ...............................................    39,500      1,508,900
                       Business Services -- 4.1%
                       Nordson Corp. ..............................................    22,700        854,201
                       Valassis Communications, Inc.+..............................    10,600        359,870
                       Machinery -- 3.8%
                       Idex Corp. .................................................    29,200      1,125,660
                       Multi-Industry -- 3.5%
                       Roper Industries, Inc. .....................................    17,700      1,027,662
                       Transportation -- 2.4%
                       C.H. Robinson Worldwide, Inc. ..............................    13,600        700,400
                                                                                                 ------------
                                                                                                   6,388,969
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 2.3%
                       Leisure & Tourism -- 2.3%
                       Applebee's International, Inc. .............................    24,800        690,928
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 23.9%
                       Computer Services -- 3.6%
                       Keane, Inc.+................................................    24,500        320,215
                       Lawson Software, Inc.+......................................    93,800        614,390
                       Niku Corp. .................................................     7,500        147,750
                       Computer Software -- 7.5%
                       BMC Software, Inc.+.........................................    25,000        420,750
                       Cognos, Inc.+...............................................    26,800      1,108,716
                       McAfee, Inc.+...............................................    10,000        258,500
                       Parametric Technology Corp.+................................    74,600        425,220
                       Electronics -- 6.8%
                       Cypress Semiconductor Corp.+................................    31,000        353,400
                       Lam Research Corp. .........................................    49,600      1,327,296
                       PMC-Sierra, Inc.+...........................................    25,000        257,000
                       Vitesse Semiconductor Corp.+................................    30,000         87,000
                       Internet Content -- 2.1%
                       Blue Nile, Inc.+............................................     6,000        168,000
                       CNET Networks, Inc.+........................................    41,300        454,300
                       Internet Software -- 1.1%
                       Support.com, Inc.+..........................................    52,500        321,825

---------------------
    152

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 2.8%
                       Alvarion, Ltd. .............................................    41,300    $   427,042
                       JAMDAT Mobile, Inc.+........................................       200          4,386
                       Tekelec+....................................................    21,300        388,725
                                                                                                 ------------
                                                                                                   7,084,515
                                                                                                 ------------
                       MATERIALS -- 3.9%
                       Metals & Minerals -- 3.9%
                       Global Industries, Inc.+....................................    78,100        630,267
                       Worthington Industries, Inc. ...............................    25,600        524,288
                                                                                                 ------------
                                                                                                   1,154,555
                                                                                                 ------------
                       UTILITIES -- 1.4%
                       Gas & Pipeline Utilities -- 1.4%
                       Tidewater, Inc. ............................................    10,600        410,856
                                                                                                 ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $27,220,840)....               29,509,853
                                                                                                 ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.9%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       State Street Bank & Trust Co. Joint Repurchase Agreement(1)
                         (cost $249,000)...........................................  $249,000        249,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $27,469,840)@                             100.4%                   29,758,853
                       Liabilities in excess of other assets --           (0.4)                     (104,984)
                                                                         ------                  ------------
                       NET ASSETS --                                     100.0%                   $29,653,869
                                                                         ======                  ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
              (1) See Note 2 for details of Joint Repurchase Agreement

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Financial Services............................   20.1%
      Leisure & Tourism.............................   11.3
      Medical Products..............................   10.2
      Health Services...............................    9.7
      Retail........................................    6.4
      Multi-Industry................................    6.4
      Household Products............................    5.7
      Repurchase Agreement..........................    4.4
      Transportation................................    4.2
      Computers & Business Equipment................    4.0
      Communication Equipment.......................    3.7
      Machinery.....................................    3.2
      Computer Software.............................    3.2
      Apparel & Textiles............................    2.9
      Drugs.........................................    2.8
      Energy Services...............................    2.7
      Housing.......................................    1.9
      Banks.........................................    1.0
      Entertainment Products........................    0.2
                                                      -----
                                                      104.0%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    154

---------------------

    SUNAMERICA SERIES TRUST
    MARSICO GROWTH PORTFOLIO
    Marsico Capital Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 99.6%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 11.2%
                       Apparel & Textiles -- 2.9%
                       Nike, Inc., Class B.........................................      45,514   $  3,942,878
                       Housing -- 1.9%
                       Lennar Corp., Class A.......................................      46,581      2,630,429
                       Retail -- 6.4%
                       Lowe's Cos., Inc. ..........................................     100,442      5,724,190
                       Target Corp. ...............................................      37,527      1,905,246
                       Whole Foods Market, Inc. ...................................      13,172      1,177,840
                                                                                                  -------------
                                                                                                    15,380,583
                                                                                                  -------------
                       CONSUMER STAPLES -- 5.7%
                       Household Products -- 5.7%
                       Procter & Gamble Co. .......................................     146,395      7,792,606
                                                                                                  -------------
                       ENERGY -- 2.7%
                       Energy Services -- 2.7%
                       TXU Corp. ..................................................      54,146      3,746,903
                                                                                                  -------------
                       FINANCE -- 21.1%
                       Banks -- 1.0%
                       BOK Financial Corp.+........................................         309         13,012
                       UBS AG (Virt-x)(1)..........................................      14,072      1,140,068
                       UBS AG......................................................       2,366        192,545
                       Financial Services -- 20.1%
                       Chicago Mercantile Exchange.................................      13,295      2,851,777
                       Citigroup, Inc. ............................................      83,814      4,111,077
                       Countrywide Credit Industries, Inc. ........................     180,998      6,696,926
                       Goldman Sachs Group, Inc. ..................................      63,489      6,847,289
                       SLM Corp. ..................................................     140,107      7,031,970
                                                                                                  -------------
                                                                                                    28,884,664
                                                                                                  -------------
                       HEALTHCARE -- 22.7%
                       Drugs -- 2.8%
                       Pfizer, Inc. ...............................................     157,407      3,802,953
                       Health Services -- 9.7%
                       UnitedHealth Group, Inc. ...................................     149,526     13,292,861
                       Medical Products -- 10.2%
                       Genentech, Inc.+............................................     139,542      6,657,549
                       Medtronic, Inc. ............................................      37,077      1,946,172
                       Zimmer Holdings, Inc.+......................................      68,138      5,372,681
                                                                                                  -------------
                                                                                                    31,072,216
                                                                                                  -------------
                       INDUSTRIAL & COMMERCIAL -- 13.8%
                       Machinery -- 3.2%
                       Caterpillar, Inc. ..........................................      49,790      4,436,289
                       Multi-Industry -- 6.4%
                       General Electric Co. .......................................     241,942      8,741,365

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Transportation -- 4.2%
                       FedEx Corp. ................................................      60,216   $  5,759,660
                                                                                                  -------------
                                                                                                    18,937,314
                                                                                                  -------------
                       INFORMATION & ENTERTAINMENT -- 11.5%
                       Entertainment Products -- 0.2%
                       Harman International Industries, Inc. ......................       2,070        251,816
                       Leisure & Tourism -- 11.3%
                       Carnival Corp. .............................................      63,950      3,683,520
                       Four Seasons Hotels, Inc. ..................................      15,246      1,173,332
                       MGM Mirage, Inc.+...........................................      36,716      2,636,576
                       Starbucks Corp.+............................................      65,848      3,555,792
                       Wynn Resorts, Ltd.+.........................................      67,922      4,452,966
                                                                                                  -------------
                                                                                                    15,754,002
                                                                                                  -------------
                       INFORMATION TECHNOLOGY -- 10.9%
                       Communication Equipment -- 3.7%
                       QUALCOMM, Inc. .............................................     136,795      5,094,246
                       Computers & Business Equipment -- 4.0%
                       Dell, Inc.+.................................................     129,270      5,398,315
                       Computer Software -- 3.2%
                       Electronic Arts, Inc.+......................................      68,849      4,429,745
                                                                                                  -------------
                                                                                                    14,922,306
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $108,370,109)...                136,490,594
                                                                                                  -------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 4.4%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.90% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $6,003,150 and collateralized by
                         $6,175,000 of Federal National Mtg. Notes, bearing
                         interest at 2.63% due 11/15/06 having an approximate value
                         of $6,123,346 (cost $6,003,000)...........................  $6,003,000      6,003,000
                                                                                                  -------------

                       TOTAL INVESTMENTS -- (cost $114,373,109)@        104.0%                      142,493,594
                       Liabilities in excess of other assets --          (4.0)                       (5,445,123)
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $137,048,471
                                                                        ======                     =============

              -----------------------------
              +   Non-income producing security
              @  See Note 3 for cost of investments on a tax basis
              (1) Security was valued using fair value procedures at January 31,
                  2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.

              See Notes to Financial Statements

---------------------
    156

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
    Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)     PORTFOLIO
                                                     PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Electronics...................................   22.9%
      Computer Software.............................   22.8
      Telecommunications............................   16.9
      Computers & Business Equipment................    9.7
      Internet Software.............................    8.6
      Communication Equipment.......................    6.7
      Internet Content..............................    5.6
      Repurchase Agreement..........................    3.4
      Business Services.............................    1.6
      Machinery.....................................    1.5
      Computer Services.............................    1.0
      Broadcasting & Media..........................    0.6
                                                      -----
                                                      101.3%
                                                      =====

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    TECHNOLOGY PORTFOLIO
      Morgan Stanley Investment Management, Inc. (dba -- Van Kampen)  INVESTMENT
                                                   PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 97.9%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 3.1%
                       Business Services -- 1.6%
                       Maxim Integrated Products, Inc. ............................      18,700   $   729,487
                       Machinery -- 1.5%
                       Zebra Technologies Corp., Class A+..........................      14,050       715,567
                                                                                                  ------------
                                                                                                    1,445,054
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 0.6%
                       Broadcasting & Media -- 0.6%
                       Gemstar-TV Guide International, Inc.+.......................      53,200       293,664
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 94.2%
                       Communication Equipment -- 6.7%
                       Juniper Networks, Inc.+.....................................      19,792       497,373
                       Motorola, Inc. .............................................      33,500       527,290
                       QUALCOMM, Inc. .............................................      24,898       927,201
                       Symbol Technologies, Inc. ..................................      63,200     1,156,560
                       Computers & Business Equipment -- 9.7%
                       ASM Lithography Holdings NV+................................      16,125       264,934
                       AudioCodes Ltd.+............................................      17,800       271,806
                       EMC Corp.+..................................................      93,840     1,229,304
                       Network Appliance, Inc.+....................................      18,275       581,876
                       Sun Microsystems, Inc.+.....................................      78,500       342,260
                       VERITAS Software Corp.+.....................................      70,124     1,803,589
                       Computer Services -- 1.0%
                       Computer Associates International, Inc. ....................      17,400       473,106
                       Computer Software -- 22.8%
                       Adobe Systems, Inc. ........................................       8,674       493,551
                       BEA Systems, Inc.+..........................................      43,500       370,620
                       Cognos, Inc.+...............................................       8,200       339,234
                       Mercury Interactive Corp.+..................................      27,300     1,194,921
                       Microsoft Corp. ............................................     127,398     3,348,019
                       MicroStrategy, Inc.+........................................       7,600       552,520
                       NetIQ Corp. ................................................      19,000       223,440
                       Novell, Inc.+...............................................     187,700     1,083,029
                       Oracle Corp.+...............................................     118,600     1,633,122
                       Quest Software, Inc.+.......................................      30,624       434,861
                       Red Hat, Inc.+..............................................      28,500       309,225
                       Siebel Systems, Inc.+.......................................      38,650       336,641
                       Verint Systems, Inc.+.......................................       8,400       320,292
                       Electronics -- 22.9%
                       Altera Corp.+...............................................      24,000       460,800
                       Analog Devices, Inc. .......................................       9,275       332,880
                       Applied Materials, Inc.+....................................      28,550       453,945
                       Applied Micro Circuits Corp.+...............................      33,000       109,230
                       Broadcom Corp., Class A+....................................      21,599       687,496
                       Celestica, Inc.+............................................      14,200       185,310
                       Cymer, Inc.+................................................       9,000       238,680

---------------------
    158

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Emulex Corp.+...............................................      20,100   $   329,037
                       Flextronics International, Ltd.+............................      24,900       352,335
                       Integrated Device Technology, Inc.+.........................      20,600       241,844
                       Intel Corp. ................................................      75,850     1,702,832
                       KLA-Tencor Corp.+...........................................       9,725       449,781
                       Kopin Corp.+................................................      76,000       281,960
                       Linear Technology Corp. ....................................      19,800       747,252
                       Marvell Technology Group, Ltd.+.............................      19,850       663,983
                       National Semiconductor Corp. ...............................      16,200       274,266
                       Netease.com, Inc.+..........................................       7,300       307,695
                       Novellus Systems, Inc.+.....................................      12,700       332,105
                       PMC-Sierra, Inc.+...........................................      22,600       232,328
                       QLogic Corp.+...............................................       7,100       271,788
                       Seagate Technology+.........................................      30,000       507,600
                       Texas Instruments, Inc. ....................................      35,700       828,597
                       Veeco Instruments, Inc.+....................................       5,400        94,446
                       Vitesse Semiconductor Corp.+................................      35,800       103,820
                       Xilinx, Inc. ...............................................      16,500       481,635
                       Internet Content -- 5.6%
                       eBay, Inc.+.................................................      10,450       851,675
                       Google, Inc.+...............................................       1,100       215,193
                       InterActiveCorp+............................................      25,450       616,654
                       Shanda Interactive Entertainment, Ltd.+.....................       3,700       121,360
                       SINA Corp.+.................................................       7,200       190,800
                       Yahoo!, Inc.+...............................................      16,700       588,007
                       Internet Software -- 8.6%
                       Akamai Technologies, Inc.+..................................       9,300       121,830
                       Check Point Software Technologies, Ltd.+....................      28,550       693,194
                       F5 Networks, Inc.+..........................................       2,500       119,850
                       Macromedia, Inc.+...........................................      31,000     1,061,440
                       Mcafee, Inc.+...............................................       8,600       222,310
                       Symantec Corp.+.............................................      19,600       457,660
                       VeriSign, Inc.+.............................................      51,075     1,319,778
                       Telecommunications -- 16.9%
                       Alcatel SA ADR+.............................................      24,100       345,112
                       Amdocs, Ltd.+...............................................      24,200       719,950
                       Andrew Corp.+...............................................      38,500       502,810
                       Arbinet Holdings, Inc.+.....................................      50,000     1,220,000
                       Cisco Systems, Inc.+........................................     119,499     2,155,762
                       Comverse Technology, Inc.+..................................      23,900       534,165
                       Corning, Inc.+..............................................      34,300       375,242
                       Finisar Corp.+..............................................      71,074       124,380
                       Harmonic, Inc.+.............................................      18,700       213,180
                       Lucent Technologies, Inc.+..................................      96,600       314,916
                       Nextel Communications, Inc., Class A+.......................      23,825       683,539
                       Nortel Networks Corp.+......................................      51,500       167,375
                       Sonus Networks, Inc.+.......................................      49,100       300,983
                       Tellabs, Inc.+..............................................      28,900       205,768
                                                                                                  ------------
                                                                                                   43,829,352
                                                                                                  ------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $45,300,343)....                45,568,070
                                                                                                  ------------

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       REPURCHASE AGREEMENT -- 3.4%                                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.30% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $1,560,056 and collateralized by
                         $1,320,000 of United States Treasury Notes, bearing
                         interest at 10.38% due 11/15/12 having an approximate
                         value of $1,591,680 (cost $1,560,000).....................  $1,560,000   $ 1,560,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $46,860,343)@                             101.3%                    47,128,070
                       Liabilities in excess of other assets --           (1.3)                      (594,466)
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $46,533,604
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

---------------------
    160

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks.........................................      11.5%
      Retail........................................      10.8
      Automotive....................................       8.9
      Repurchase Agreement..........................       6.7
      Apparel & Textiles............................       6.5
      Food, Beverage & Tobacco......................       6.3
      Machinery.....................................       5.7
      Energy Services...............................       5.5
      Insurance.....................................       4.6
      Financial Services............................       4.3
      Metals & Minerals.............................       3.5
      Chemicals.....................................       3.4
      Electronics...................................       2.8
      Telecommunications............................       2.8
      Housing.......................................       2.6
      Health Services...............................       2.6
      Business Services.............................       2.4
      Computers & Business Equipment................       1.8
      Medical Products..............................       1.7
      Multi-Industry................................       1.6
      Transportation................................       1.3
      Household Products............................       1.2
      Communication Equipment.......................       1.0
      Real Estate Companies.........................       0.9
      Electric Utilities............................       0.9
      Forest Products...............................       0.5
                                                       -------
                                                         101.8%
                                                       =======

    -------------------
    * Calculated as a percentage of net assets.

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    SMALL & MID CAP VALUE PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 95.1%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 28.8%
                       Apparel & Textiles -- 6.5%
                       Foot Locker, Inc. ..........................................       31,200   $    839,904
                       Jones Apparel Group, Inc. ..................................       79,700      2,680,311
                       Liz Claiborne, Inc. ........................................       68,500      2,872,890
                       Reebok International, Ltd. .................................       61,500      2,738,595
                       V.F. Corp. .................................................       47,300      2,513,995
                       Automotive -- 8.9%
                       American Axle & Manufacturing Holdings, Inc. ...............       84,200      2,260,770
                       ArvinMeritor, Inc. .........................................      152,800      2,909,312
                       AutoNation, Inc.+...........................................      144,300      2,747,472
                       BorgWarner, Inc. ...........................................       16,800        901,992
                       Dana Corp. .................................................      152,950      2,427,316
                       Group 1 Automotive, Inc.+...................................       84,800      2,482,096
                       Modine Manufacturing Co. ...................................       55,900      1,762,527
                       PACCAR, Inc. ...............................................        7,050        498,153
                       Housing -- 2.6%
                       Pulte Homes, Inc. ..........................................       51,000      3,370,080
                       Texas Industries, Inc. .....................................       20,400      1,296,216
                       Retail -- 10.8%
                       BJ's Wholesale Club, Inc.+..................................      100,500      2,875,305
                       Borders Group, Inc. ........................................      114,900      3,016,125
                       Federated Department Stores, Inc. ..........................       23,600      1,340,480
                       Neiman Marcus Group, Inc., Class A..........................       38,000      2,542,200
                       Office Depot, Inc.+.........................................      165,900      2,868,411
                       Payless ShoeSource, Inc.+...................................      235,900      2,785,979
                       RadioShack Corp. ...........................................       53,000      1,755,360
                       United Stationers, Inc.+....................................       53,600      2,326,776
                                                                                                   -------------
                                                                                                     51,812,265
                                                                                                   -------------
                       CONSUMER STAPLES -- 7.5%
                       Food, Beverage & Tobacco -- 6.3%
                       Constellation Brands, Inc., Class A+........................       64,600      3,354,032
                       Corn Products International, Inc. ..........................       62,200      1,826,192
                       Del Monte Foods Co.+........................................      271,000      3,056,880
                       Universal Corp. ............................................       66,800      3,156,968
                       Household Products -- 1.2%
                       Silgan Holdings, Inc.+......................................       34,700      2,073,325
                                                                                                   -------------
                                                                                                     13,467,397
                                                                                                   -------------
                       ENERGY -- 5.5%
                       Energy Services -- 5.5%
                       Amerada Hess Corp. .........................................        2,700        233,955
                       Constellation Energy Group, Inc. ...........................        2,675        133,750
                       PNM Resources, Inc. ........................................       57,250      1,444,418
                       Pogo Producing Co. .........................................       51,900      2,207,307
                       Puget Energy, Inc. .........................................      108,300      2,601,366

---------------------
    162

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Services (continued)
                       SEACOR Holdings, Inc.+......................................       43,100   $  2,413,169
                       WPS Resources Corp. ........................................       15,500        792,050
                                                                                                   -------------
                                                                                                      9,826,015
                                                                                                   -------------
                       FINANCE -- 20.4%
                       Banks -- 11.5%
                       Astoria Financial Corp. ....................................       65,400      2,461,656
                       Banknorth Group, Inc. ......................................       20,500        735,130
                       Central Pacific Financial Corp. ............................       82,100      3,013,070
                       Commercial Federal Corp. ...................................       86,000      2,414,880
                       Hibernia Corp., Class A.....................................       68,100      1,792,392
                       Popular, Inc. ..............................................       78,800      2,102,384
                       Sovereign Bancorp, Inc. ....................................      115,100      2,617,374
                       UnionBanCal Corp. ..........................................       30,500      1,878,190
                       Washington Federal, Inc. ...................................       78,070      2,033,723
                       Whitney Holding Corp. ......................................       37,200      1,695,576
                       Financial Services -- 4.3%
                       A.G. Edwards, Inc. .........................................       79,900      3,408,534
                       Fidelity National Financial, Inc. ..........................       24,067      1,054,616
                       MAF Bancorp, Inc. ..........................................       74,400      3,285,504
                       Insurance -- 4.6%
                       Old Republic International Corp. ...........................      105,100      2,438,320
                       PartnerRe, Ltd. ............................................        3,200        202,784
                       Radian Group, Inc. .........................................       65,100      3,120,894
                       StanCorp Financial Group, Inc. .............................       29,400      2,499,000
                                                                                                   -------------
                                                                                                     36,754,027
                                                                                                   -------------
                       HEALTHCARE -- 4.4%
                       Health Services -- 2.6%
                       Pacificare Health Systems, Inc.+............................       42,200      2,596,566
                       Universal Health Services, Inc., Class B....................       48,500      2,087,440
                       Medical Products -- 1.7%
                       Owens & Minor, Inc. ........................................      110,400      3,151,920
                                                                                                   -------------
                                                                                                      7,835,926
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 11.0%
                       Business Services -- 2.4%
                       Hughes Supply, Inc. ........................................       70,800      2,150,904
                       Tech Data Corp.+............................................       52,300      2,198,169
                       Machinery -- 5.7%
                       Cooper Industries, Ltd., Class A............................       35,100      2,439,450
                       Harsco Corp. ...............................................       18,900      1,031,751
                       Mueller Industries, Inc. ...................................       54,200      1,718,140
                       Parker-Hannifin Corp. ......................................       23,700      1,544,292
                       Terex Corp.+................................................       27,575      1,187,104
                       Textron, Inc. ..............................................       31,300      2,252,974
                       Multi-Industry -- 1.6%
                       URS Corp.+..................................................      105,100      2,964,871
                       Transportation -- 1.3%
                       USF Corp. ..................................................       68,600      2,261,056
                                                                                                   -------------
                                                                                                     19,748,711
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 8.4%
                       Communication Equipment -- 1.0%
                       Anixter International, Inc.+................................       54,000      1,805,220

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment -- 1.8%
                       IKON Office Solutions, Inc..................................      232,600   $  2,500,450
                       Western Digital Corp.+......................................       75,300        810,981
                       Electronics -- 2.8%
                       Moog, Inc., Class A+........................................       67,000      2,913,830
                       Solectron Corp.+............................................       11,600         57,652
                       Vishay Intertechnology, Inc.+...............................      157,000      2,051,990
                       Telecommunications -- 2.8%
                       ADC Telecommunications, Inc.+...............................      969,900      2,492,643
                       Andrew Corp.+...............................................      178,700      2,333,822
                       Nortel Networks Corp.+......................................       41,000        133,250
                                                                                                   -------------
                                                                                                     15,099,838
                                                                                                   -------------
                       MATERIALS -- 7.4%
                       Chemicals -- 3.4%
                       Albemarle Corp. ............................................       65,500      2,299,705
                       Crompton Corp. .............................................       78,700        916,855
                       Cytec Industries, Inc. .....................................       56,000      2,856,000
                       Forest Products -- 0.5%
                       MeadWestvaco Corp. .........................................       30,500        881,145
                       Metals & Minerals -- 3.5%
                       Ball Corp. .................................................       22,400        956,928
                       Reliance Steel & Aluminum Co. ..............................       67,100      2,574,627
                       United States Steel Corp. ..................................       53,100      2,750,580
                                                                                                   -------------
                                                                                                     13,235,840
                                                                                                   -------------
                       REAL ESTATE -- 0.9%
                       Real Estate Companies -- 0.9%
                       Beazer Homes USA, Inc. .....................................       10,225      1,518,413
                       Real Estate Investment Trusts -- 0.0%
                       FelCor Lodging Trust, Inc.+.................................        4,050         56,538
                                                                                                   -------------
                                                                                                      1,574,951
                                                                                                   -------------
                       UTILITIES -- 0.9%
                       Electric Utilities -- 0.9%
                       Northeast Utilities.........................................       86,100      1,610,070
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $150,565,946)...                 170,965,040
                                                                                                   -------------

                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 6.7%                                    AMOUNT
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.90% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $11,968,299 and collateralized
                         by $8,105,000 of United States Treasury Notes, bearing
                         interest at 8.75% due 08/15/20 having an approximate value
                         of $12,209,639 (cost $11,968,000).........................  $11,968,000     11,968,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $162,533,946)@                          101.8%                       182,933,040
                       Liabilities in excess of other assets --         (1.8)                        (3,154,472)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $179,778,568
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis

              See Notes to Financial Statements

---------------------
    164

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks.........................................   22.4%
      Telecommunications............................    11.5
      Energy Services...............................     9.1
      Insurance.....................................     7.9
      Drugs.........................................     5.6
      Automotive....................................     5.5
      Electronics...................................     4.5
      Food, Beverage & Tobacco......................     4.5
      Metals & Minerals.............................     4.5
      Financial Services............................     2.9
      Repurchase Agreement..........................     2.7
      Chemicals.....................................     2.2
      Retail........................................     2.1
      Transportation................................     2.1
      Leisure & Tourism.............................     1.7
      Machinery.....................................     1.5
      Business Services.............................     1.4
      Apparel & Textiles............................     1.1
      Gas & Pipeline Utilities......................     1.1
      Housing.......................................     1.1
      Multi-Industry................................     1.1
      Broadcasting & Media..........................     1.0
      Computers & Business Equipment................     0.9
      Forest Products...............................     0.7
      Aerospace & Military Technology...............     0.6
      Household Products............................     0.6
      Electrical Equipment..........................     0.4
                                                       -----
                                                      100.7%
                                                       =====

    -------------------
    * Calculated as a percentage of net assets.

      COUNTRY ALLOCATION*
      United Kingdom................................      22.7%
      Japan.........................................      17.3
      Switzerland...................................      10.6
      France........................................      10.0
      Netherlands...................................       7.8
      Germany.......................................       7.5
      Sweden........................................       4.6
      United States.................................       3.8
      Brazil........................................       2.6
      Canada........................................       2.4
      Ireland.......................................       2.0
      Italy.........................................       1.9
      Spain.........................................       1.6
      Taiwan........................................       1.2
      South Korea...................................       1.2
      Greece........................................       0.9
      Hong Kong.....................................       0.8
      Singapore.....................................       0.8
      Norway........................................       0.6
      Denmark.......................................       0.4
                                                      --------
                                                         100.7%
                                                      ========

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL GROWTH AND INCOME PORTFOLIO
    Putnam Investment Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 97.2%                                          SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 1.8%
                       Petroleo Brasileiro SA ADR..................................     64,400   $  2,617,860
                       Tele Norte Leste Participacoes SA ADR.......................    147,322      2,122,910
                       Uniao de Bancos Brasileiros SA GDR..........................     44,100      1,357,839
                                                                                                 -------------
                                                                                                    6,098,609
                                                                                                 -------------
                       CANADA -- 2.4%
                       Canadian Imperial Bank of Commerce..........................     59,600      3,286,968
                       Canadian Natural Resources, Ltd.............................     43,900      1,936,177
                       Dofasco, Inc................................................     41,300      1,392,583
                       TELUS Corp..................................................     50,400      1,461,870
                                                                                                 -------------
                                                                                                    8,077,598
                                                                                                 -------------
                       DENMARK -- 0.4%
                       Danske Bank A/S.............................................     50,900      1,486,793
                                                                                                 -------------
                       FRANCE -- 10.0%
                       Accor SA....................................................     39,036      1,708,789
                       BNP Paribas SA..............................................    113,564      8,200,678
                       Cie de Saint-Gobain SA......................................     58,636      3,629,286
                       France Telecom SA...........................................    143,742      4,514,686
                       PSA Peugeot Citroen.........................................     61,041      3,800,713
                       Renault SA..................................................     39,690      3,246,321
                       Societe Generale, Class A...................................     16,409      1,635,516
                       Total SA....................................................      7,319      1,571,911
                       Veolia Environnement........................................     52,014      1,861,656
                       Vivendi Universal SA+.......................................    109,159      3,446,022
                                                                                                 -------------
                                                                                                   33,615,578
                                                                                                 -------------
                       GERMANY -- 7.5%
                       Adidas-Salomon AG...........................................      5,400        809,266
                       Allianz AG..................................................     23,500      2,788,795
                       BASF AG.....................................................     68,610      4,687,943
                       Bayerische Motoren Werke (BMW) AG...........................     27,659      1,160,469
                       Deutsche Lufthansa AG+......................................    117,980      1,649,609
                       Deutsche Telekom AG+........................................    141,741      3,064,696
                       E.ON AG.....................................................     86,406      7,743,071
                       Siemens AG..................................................     40,143      3,185,819
                                                                                                 -------------
                                                                                                   25,089,668
                                                                                                 -------------
                       GREECE -- 0.9%
                       Hellenic Telecommunications Organization SA.................    115,990      2,076,279
                       National Bank of Greece SA..................................     29,370        990,862
                                                                                                 -------------
                                                                                                    3,067,141
                                                                                                 -------------
                       HONG KONG -- 0.8%
                       China Telecom Corp., Class H................................  3,522,000      1,314,487
                       Swire Pacific Ltd., Class A.................................    151,500      1,189,694
                                                                                                 -------------
                                                                                                    2,504,181
                                                                                                 -------------
                       IRELAND -- 2.0%
                       Allied Irish Banks, PLC.....................................    249,630      4,952,438
                       Bank of Ireland.............................................    104,625      1,663,824
                                                                                                 -------------
                                                                                                    6,616,262
                                                                                                 -------------

---------------------
    166

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       ITALY -- 1.9%
                       Eni SpA.....................................................    113,000   $  2,751,379
                       Telecom Italia SpA..........................................    929,391      3,684,850
                                                                                                 -------------
                                                                                                    6,436,229
                                                                                                 -------------
                       JAPAN -- 17.3%
                       Acom Co., Ltd. .............................................     20,780      1,461,244
                       Aeon Co., Ltd. .............................................     66,500      1,117,375
                       Brother Industries, Ltd. ...................................    130,000      1,203,213
                       Canon, Inc. ................................................     59,000      3,066,563
                       Dai Nippon Printing Co., Ltd. ..............................    180,000      2,831,945
                       East Japan Railway Co. .....................................        272      1,465,671
                       Funai Electric Co. .........................................     13,200      1,513,218
                       Hitachi, Ltd. ..............................................    410,000      2,738,109
                       Japan Tobacco, Inc. ........................................        355      3,770,353
                       JFE Holdings, Inc. .........................................     52,000      1,434,577
                       Joyo Bank, Ltd. ............................................    243,000      1,272,743
                       Kubota Corp. ...............................................    347,000      1,851,371
                       Mitsui O.S.K. Lines, Ltd. ..................................    137,000        853,254
                       Nippon Telegraph & Telephone Corp. .........................        424      1,783,555
                       Nissan Motor Co., Ltd. .....................................    326,000      3,463,308
                       Nomura Securities Co., Ltd. ................................    117,700      1,557,387
                       NTT DoCoMo, Inc. ...........................................        844      1,468,677
                       Omron Corp. ................................................    115,800      2,795,245
                       Onward Kashiyama Co., Ltd. .................................    193,000      2,973,205
                       Sankyo Co., Ltd. ...........................................    151,800      3,369,839
                       Santen Pharmaceutical Co.+..................................     68,700      1,498,917
                       Sanyo Shinpan Finance Co. ..................................     12,600        831,232
                       Taisho Pharmaceutical Co., Ltd. ............................     99,000      2,073,924
                       Tokyo Gas Co., Ltd. ........................................    676,000      2,790,443
                       Toyo Suisan Kaisha, Ltd. ...................................    125,000      1,754,838
                       Toyota Motor Corp. .........................................    121,300      4,740,116
                       Yamanouchi Pharmaceutical Co., Ltd. ........................     56,700      2,057,685
                                                                                                 -------------
                                                                                                   57,738,007
                                                                                                 -------------
                       NETHERLANDS -- 7.8%
                       ABN AMRO Holding NV ........................................    176,585      4,781,175
                       Aegon NV....................................................    190,469      2,586,415
                       European Aeronautic Defense and Space Co. ..................     71,319      2,182,348
                       ING Groep NV................................................    208,004      6,001,798
                       Koninklijke KPN NV..........................................    294,762      2,829,310
                       Koninklijke Philips Electronics NV..........................    192,040      5,007,556
                       TPG NV......................................................    103,990      2,853,037
                                                                                                 -------------
                                                                                                   26,241,639
                                                                                                 -------------
                       NORWAY -- 0.6%
                       Norsk Hydro ASA, Class B....................................     25,325      1,932,701
                                                                                                 -------------
                       SINGAPORE -- 0.8%
                       DBS Group Holdings, Ltd.....................................    289,000      2,790,507
                                                                                                 -------------
                       SOUTH KOREA -- 1.2%
                       Hankuk Paper Manufacturing Co., Ltd. .......................     14,010        398,757
                       Hyundai Motor Co., Ltd. ....................................     33,280      1,890,610
                       LG Engineering & Construction, Ltd. ........................     57,800      1,612,696
                                                                                                 -------------
                                                                                                    3,902,063
                                                                                                 -------------
                       SPAIN -- 1.6%
                       Iberdrola SA ...............................................    109,864      2,722,322
                       Telefonica SA ..............................................    151,859      2,765,977
                                                                                                 -------------
                                                                                                    5,488,299
                                                                                                 -------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       SWEDEN -- 4.6%
                       Nordea AB...................................................    271,000   $  2,511,382
                       SKF AB, Class B.............................................     72,900      3,355,768
                       Svenska Cellulosa AB, Class B...............................     57,200      2,189,417
                       Telefonaktiebolaget LM Ericsson, Class B+...................  1,606,533      4,719,298
                       Vostok Nafta Investment, Ltd.+..............................    136,500      2,440,544
                                                                                                 -------------
                                                                                                   15,216,409
                                                                                                 -------------
                       SWITZERLAND -- 10.6%
                       Adecco SA...................................................     11,757        612,813
                       Ciba Specialty Chemicals AG+................................     37,326      2,699,058
                       Credit Suisse Group+........................................    138,061      5,568,338
                       Micronas Semiconductor Holding AG+..........................     23,155      1,043,144
                       Nestle SA...................................................     12,477      3,270,096
                       Novartis AG+................................................     90,561      4,336,069
                       Roche Holding AG+...........................................     41,845      4,458,885
                       Swiss Reinsurance...........................................     66,579      4,544,478
                       UBS AG......................................................     24,092      1,951,856
                       Zurich Financial Services AG+...............................        332         55,052
                       Zurich Financial Services AG(virt-x)+.......................     41,021      6,834,921
                                                                                                 -------------
                                                                                                   35,374,710
                                                                                                 -------------
                       TAIWAN -- 1.2%
                       Compal Electronics, Inc.....................................          1              1
                       Fubon Financial Holding Co., Ltd. GDR.......................     91,200        907,440
                       Taiwan Semiconductor Manufacturing Co., Ltd.................  1,824,162      2,978,902
                                                                                                 -------------
                                                                                                    3,886,343
                                                                                                 -------------
                       UNITED KINGDOM -- 22.7%
                       AstraZeneca, PLC............................................     30,158      1,133,731
                       Barclays, PLC...............................................    882,118      9,676,482
                       BHP Billiton, PLC...........................................    389,395      4,821,713
                       BP, PLC.....................................................    471,900      4,678,913
                       Diageo, PLC.................................................    373,453      5,090,169
                       Dixons Group, PLC...........................................    804,189      2,398,391
                       GUS, PLC....................................................    189,860      3,444,134
                       HBOS, PLC...................................................    154,986      2,472,412
                       Hilton Group, PLC...........................................    427,172      2,375,571
                       HSBC Holdings, PLC+.........................................    569,142      9,443,203
                       John Wood Group, PLC........................................    305,750        835,173
                       Reckitt & Benckiser, PLC+...................................     62,811      1,865,429
                       Rio Tinto, PLC..............................................     93,580      2,924,177
                       Royal Bank of Scotland Group, PLC+..........................    323,195     10,706,165
                       Scottish Power, PLC.........................................    136,473      1,082,359
                       Shell Transport & Trading Co., PLC..........................    600,799      5,247,528
                       Tesco, PLC+.................................................    220,470      1,278,293
                       Vodafone Group, PLC.........................................  2,514,677      6,510,062
                                                                                                 -------------
                                                                                                   75,983,905
                                                                                                 -------------
                       UNITED STATES -- 1.1%
                       ACE, Ltd....................................................     51,900      2,252,460
                       XL Capital, Ltd., Class A...................................     18,632      1,393,301
                                                                                                 -------------
                                                                                                    3,645,761
                                                                                                 -------------
                       TOTAL COMMON STOCK (cost $268,443,845)......................               325,192,403
                                                                                                 -------------

                       PREFERRED STOCK -- 0.8%
                       ---------------------------------------------------------------------------------------
                       BRAZIL -- 0.8%
                       Banco Itau SA ADR (cost $1,829,827).........................     37,700      2,821,468
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $270,273,672)...               328,013,871
                                                                                                 -------------

---------------------
    168

                                                                                     PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 2.7%                                    AMOUNT       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         2.49%, dated 01/31/05, to be repurchased 02/01/05 in the
                         amount of $8,851,612 and collateralized by $9,035,000 of
                         Federal National Mortgage Assoc. Disc. Notes, bearing
                         interest at 2.49%, due 02/08/05 and having an approximate
                         value of $9,029,852 (cost $8,851,000).....................  $8,851,000   $  8,851,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $279,124,672)@                          100.7%                       336,864,871
                       Liabilities in excess of other assets --         (0.7)                        (2,272,126)
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $334,592,745
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis
              (1) A substantial number of the Portfolio's holdings were valued using fair value procedures at January 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management L.P.       PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks..........................................       9.2%
      Retail.........................................       8.1
      Financial Services.............................       7.1
      Medical Products...............................       6.6
      Health Services................................       6.3
      Insurance......................................       6.2
      Drugs..........................................       5.6
      Household Products.............................       5.4
      Energy Services................................       4.9
      Electronics....................................       4.6
      Computers & Business Equipment.................       3.9
      Automotive.....................................       3.7
      Food, Beverage & Tobacco.......................       3.4
      Telecommunications.............................       3.4
      Multi-Industry.................................       3.3
      Computer Software..............................       2.9
      Leisure & Tourism..............................       2.7
      Business Services..............................       2.6
      Machinery......................................       2.0
      Communication Equipment........................       1.6
      Metals & Minerals..............................       1.6
      Aerospace & Military Technology................       1.3
      Broadcasting & Media...........................       1.2
      Housing........................................       0.9
      Education......................................       0.6
      Electrical Equipment...........................       0.6
                                                         ------
                                                           99.7%
                                                         ======

    -------------------
    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
United States......................................      48.6%
United Kingdom.....................................      13.0
Japan..............................................      11.0
Switzerland........................................       5.5
Germany............................................       3.1
Panama.............................................       2.7
France.............................................       2.1
Spain..............................................       1.8
Israel.............................................       1.7
Italy..............................................       1.6
Australia..........................................       1.4
Mexico.............................................       1.4
Netherlands........................................       1.4
Bermuda............................................       1.3
Sweden.............................................       1.0
South Korea........................................       0.9
Taiwan.............................................       0.8
India..............................................       0.4
                                                       ------
                                                         99.7%
                                                       ======

---------------------
    170

---------------------

    SUNAMERICA SERIES TRUST
    GLOBAL EQUITIES PORTFOLIO
    Alliance Capital Management L.P.
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 96.8%                                           SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       AUSTRALIA -- 1.4%
                       Coles Myer, Ltd.(1).........................................     145,091   $  1,044,052
                       Rinker Group, Ltd.(1).......................................     246,736      2,144,418
                                                                                                  -------------
                                                                                                     3,188,470
                                                                                                  -------------
                       BERMUDA -- 1.3%
                       Esprit Holdings, Ltd.(1)....................................     498,500      2,891,834
                                                                                                  -------------
                       FRANCE -- 2.1%
                       Sanofi-Synthelabo SA(1).....................................      15,575      1,160,877
                       Total SA(1).................................................      17,022      3,655,836
                                                                                                  -------------
                                                                                                     4,816,713
                                                                                                  -------------
                       GERMANY -- 2.5%
                       SAP AG(1)...................................................      36,692      5,705,692
                                                                                                  -------------
                       INDIA -- 0.4%
                       Infosys Technologies, Ltd.(1)...............................      17,863        846,815
                                                                                                  -------------
                       ISRAEL -- 1.7%
                       Teva Pharmaceutical Industries, Ltd. ADR....................     132,100      3,795,233
                                                                                                  -------------
                       ITALY -- 1.6%
                       Eni SpA(1)..................................................     152,522      3,713,680
                                                                                                  -------------
                       JAPAN -- 11.0%
                       Canon, Inc.(1)..............................................      80,500      4,184,040
                       Daikin Industries, Ltd.(1)..................................      53,200      1,428,838
                       Denso Corp.(1)..............................................     135,900      3,519,325
                       Honda Motor Co., Ltd.(1)....................................      67,200      3,525,891
                       Hoya Corp.(1)...............................................      67,100      6,895,829
                       Keyence Corp.(1)............................................       9,700      2,221,181
                       Mitsubishi Corp.(1).........................................     270,000      3,172,233
                                                                                                  -------------
                                                                                                    24,947,337
                                                                                                  -------------
                       MEXICO -- 1.4%
                       America Movil SA de CV, Series L ADR........................      60,800      3,226,048
                                                                                                  -------------
                       NETHERLANDS -- 1.4%
                       ASML Holding NV+(1).........................................     107,970      1,763,255
                       ING Groep NV(1).............................................      50,350      1,452,811
                                                                                                  -------------
                                                                                                     3,216,066
                                                                                                  -------------
                       PANAMA -- 2.7%
                       Carnival Corp...............................................     106,100      6,111,360
                                                                                                  -------------
                       SOUTH KOREA -- 0.9%
                       Samsung Electronics Co., Ltd.(1)............................       4,250      2,053,550
                                                                                                  -------------

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       SPAIN -- 1.8%
                       Banco Bilbao Vizcaya Argentaria SA(1).......................     136,390   $  2,298,798
                       Gestevis Telecinco SA+(1)...................................      83,016      1,796,807
                                                                                                  -------------
                                                                                                     4,095,605
                                                                                                  -------------
                       SWEDEN -- 1.0%
                       Telefonaktiebolaget LM Ericsson, Class B+(1)................     737,449      2,166,305
                                                                                                  -------------
                       SWITZERLAND -- 5.5%
                       Compagnie Financiere Richemont AG, A(1)(2)..................      72,138      2,254,525
                       Novartis AG+(1).............................................      88,337      4,229,584
                       Roche Holding AG+(1)........................................      31,906      3,399,813
                       UBS AG(1)...................................................      30,890      2,502,608
                                                                                                  -------------
                                                                                                    12,386,530
                                                                                                  -------------
                       UNITED KINGDOM -- 12.5%
                       BHP Billiton, PLC+(1).......................................     118,758      1,470,530
                       HSBC Holdings, PLC+(1)......................................     302,140      5,013,106
                       Reckitt & Benckiser, PLC+(1)................................     171,749      5,100,789
                       Royal Bank of Scotland Group, PLC+(1).......................     176,855      5,858,503
                       Tesco, PLC+(1)..............................................   1,336,278      7,747,786
                       WPP Group, PLC+.............................................     270,823      2,948,480
                                                                                                  -------------
                                                                                                    28,139,194
                                                                                                  -------------
                       UNITED STATES -- 47.6%
                       ACE, Ltd. ..................................................      57,200      2,482,480
                       AFLAC, Inc. ................................................      81,100      3,204,261
                       Ambac Financial Group, Inc. ................................      33,900      2,606,232
                       American International Group, Inc.#.........................      63,668      4,220,552
                       Apollo Group, Inc.+.........................................      16,500      1,290,135
                       Avon Products, Inc. ........................................      67,200      2,837,184
                       Boston Scientific Corp.+....................................      67,600      2,234,856
                       Caremark Rx, Inc.+..........................................      60,500      2,365,550
                       Citigroup, Inc. ............................................     170,230      8,349,782
                       Commerce Bancorp, Inc. .....................................      71,200      4,096,848
                       Corning, Inc.+..............................................     219,900      2,405,706
                       Danaher Corp. ..............................................      81,300      4,461,744
                       Dell, Inc.+.................................................      67,100      2,802,096
                       Fortune Brands, Inc. .......................................      22,800      1,914,744
                       General Electric Co. .......................................     122,900      4,440,377
                       Home Depot, Inc. ...........................................     144,800      5,974,448
                       Juniper Networks, Inc.+.....................................     139,700      3,510,661
                       Lehman Brothers Holdings, Inc. .............................      28,700      2,617,153
                       Lennar Corp., Class A.......................................      36,400      2,055,508
                       Lowe's Cos., Inc. ..........................................     121,900      6,947,081
                       Marvell Technology Group, Ltd.+.............................     133,100      4,452,195
                       MBNA Corp...................................................     108,180      2,875,424
                       Nabors Industries, Ltd.+....................................      72,500      3,654,000
                       Procter & Gamble Co. .......................................      81,000      4,311,630
                       St. Jude Medical, Inc.+.....................................      95,000      3,731,600
                       Time Warner, Inc.+..........................................      49,200        885,600
                       United Technologies Corp. ..................................      28,500      2,869,380
                       UnitedHealth Group, Inc. ...................................      63,700      5,662,930
                       Wellpoint, Inc.+............................................      51,800      6,293,700
                       Zimmer Holdings, Inc.+......................................      26,100      2,057,985
                                                                                                  -------------
                                                                                                   107,611,842
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $180,744,705)......................                218,912,274
                                                                                                  -------------

---------------------
    172

                                                                                                      VALUE
                       PREFERRED STOCK -- 0.6%                                         SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       GERMANY -- 0.6%
                       Porsche AG+(1)..............................................       2,003   $  1,305,355
                                                                                                  -------------

                       WARRANTS -- 1.0%+
                       ----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 0.5%
                       Deutsche Bank AG Expires 03/18/07 (Strike price $0.00)(1)...     425,000      1,151,363
                                                                                                  -------------
                       UNITED STATES -- 0.5%
                       Merrill Lynch International Expires 11/21/05 (Strike price
                         $0.00)(1).................................................     695,000      1,138,357
                                                                                                  -------------
                       TOTAL WARRANTS (cost $2,243,283)............................                  2,289,720
                                                                                                  -------------


                       EQUITY CERTIFICATES -- 1.3%
                       ----------------------------------------------------------------------------------------
                       TAIWAN -- 0.8%
                       Hon Hai Precision Industry Co., Ltd.*(1)....................   394,235       1,738,496
                                                                                                 -------------
                       UNITED STATES -- 0.5%
                       Citigroup Global Markets Holdings, Inc.*(1).................   243,200       1,072,462
                                                                                                 -------------
                       TOTAL EQUITY CERTIFICATES (cost $2,605,095).................                 2,810,958
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $186,871,622)...               225,318,307
                                                                                                 -------------

                       TOTAL INVESTMENTS --
                         (cost $186,871,622)@                           99.7%                       225,318,307
                       Other assets less liabilities --                  0.3                            786,673
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $226,104,980
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               #  Security represents an investment in an affiliated company
               @ See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $2,810,958 representing 1.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) Fair valued security; see Note 2.
              (2) Consists of more than one class of securities traded together as a unit.
              (3) A substantial number of the Portfolio's holdings were valued using fair value procedures at January 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc.
    (dba -- Van Kampen)                    PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks..........................................   15.2%
      Repurchase Agreement...........................    13.2
      Energy Services................................     9.6
      Telecommunications.............................     7.6
      Drugs..........................................     5.1
      Food, Beverage & Tobacco.......................     5.0
      Automotive.....................................     3.9
      Metals & Minerals..............................     3.7
      Insurance......................................     3.0
      Electronics....................................     2.9
      Financial Services.............................     2.6
      Retail.........................................     2.2
      Business Services..............................     2.1
      Broadcasting & Media...........................     1.9
      Chemicals......................................     1.8
      Transportation.................................     1.6
      Real Estate Companies..........................     1.6
      Machinery......................................     1.4
      Multi-Industry.................................     1.3
      Entertainment Products.........................     1.2
      Housing........................................     1.1
      Leisure & Tourism..............................     1.0
      Computers & Business Equipment.................     1.0
      Gas & Pipeline Utilities.......................     1.0
      Household Products.............................     0.9
      Electrical Utilities...........................     0.9
      Apparel & Textiles.............................     0.6
      Energy Sources.................................     0.6
      Aerospace & Military Technology................     0.6
      Electrical Equipment...........................     0.6
      Computer Software..............................     0.6
      Forest Products................................     0.6
      Medical Products...............................     0.5
      Internet Content...............................     0.3
      Building Materials.............................     0.2
      Real Estate Investment Trusts..................     0.2
      Telephone......................................     0.2
      Retail Grocery.................................     0.1
      Computer Services..............................     0.1
      Internet Software..............................     0.1
                                                         ----
                                                        98.1%
                                                         ====

    -------------------
    * Calculated as a percentage of net assets.

COUNTRY ALLOCATION*
Japan..............................................   23.9%
United Kingdom.....................................    19.5
United States......................................    13.3
France.............................................     5.7
Germany............................................     5.7
Switzerland........................................     4.2
Netherlands........................................     3.8
Spain..............................................     3.5
Australia..........................................     3.0
Hong Kong..........................................     2.5
Italy..............................................     2.1
Sweden.............................................     1.8
Singapore..........................................     1.4
Finland............................................     1.2
Brazil.............................................     1.1
Thailand...........................................     0.9
Austria............................................     0.8
Belgium............................................     0.7
Malaysia...........................................     0.7
Denmark............................................     0.4
Ireland............................................     0.4
China..............................................     0.3
Norway.............................................     0.3
Russia.............................................     0.3
Greece.............................................     0.2
Portugal...........................................     0.2
Bermuda............................................     0.1
Luxembourg.........................................     0.1
                                                       ----
                                                      98.1%
                                                       ====

---------------------
    174

---------------------

    SUNAMERICA SERIES TRUST
    INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
    Morgan Stanley Investment Management, Inc.
    (dba -- Van Kampen)
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                       VALUE
                       COMMON STOCK -- 83.8%                                           SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA -- 3.0%
                       Alumina, Ltd. ..............................................       44,600   $    211,712
                       Amcor, Ltd. ................................................       33,767        185,889
                       AMP, Ltd. ..................................................       23,235        137,573
                       Australia & New Zealand Banking Group, Ltd. ................       25,262        403,425
                       Australian Gas Light Co., Ltd. .............................        8,124         86,529
                       BHP Billiton, Ltd. .........................................      144,590      1,841,298
                       BHP Steel, Ltd. ............................................       28,169        202,331
                       Boral, Ltd. ................................................       22,560        125,969
                       Brambles Industries, Ltd. ..................................       17,296         98,291
                       Centro Properties Group.....................................       13,022         53,929
                       CFS Gandel Retail Trust.....................................       28,898         35,851
                       Coca-Cola Amatil, Ltd. .....................................        8,968         54,506
                       Coles Myer, Ltd. ...........................................       18,767        135,044
                       Commonwealth Bank of Australia..............................       20,875        542,439
                       CSL, Ltd. ..................................................        1,764         42,357
                       CSR, Ltd. ..................................................       35,243         68,575
                       Foster's Group, Ltd. .......................................       35,667        143,956
                       General Property Trust(1)...................................       34,591        103,756
                       Insurance Australia Group, Ltd. ............................       29,693        149,731
                       Investa Property Group......................................       22,411         37,329
                       James Hardie Industries NV..................................       17,644         94,485
                       John Fairfax Holdings, Ltd. ................................       17,528         59,879
                       Leighton Holdings, Ltd. ....................................        4,415         41,566
                       Lend Lease Corp., Ltd. .....................................        7,244         76,704
                       Macquarie Bank, Ltd. .......................................        3,651        138,288
                       Macquarie Infrastructure Group..............................       33,401         98,560
                       Mayne Nickless, Ltd. .......................................       15,732         55,983
                       Mirvac Group................................................       14,375         52,488
                       National Australia Bank, Ltd. ..............................       27,118        623,204
                       Newcrest Mining, Ltd. ......................................       12,637        167,034
                       OMV AG......................................................        1,797        560,032
                       OneSteel, Ltd. .............................................       21,344         45,875
                       Orica, Ltd. ................................................       10,388        154,720
                       Origin Energy, Ltd. ........................................        5,474         29,549
                       Pacific Dunlop, Ltd. .......................................        3,411         24,249
                       Paperlinx, Ltd. ............................................       17,158         60,374
                       Patrick Corp., Ltd. ........................................       14,094         67,343
                       QBE Insurance Group, Ltd. ..................................       11,654        137,869
                       Rinker Group, Ltd. .........................................       36,350        315,923
                       Rio Tinto, Ltd. ............................................       11,977        398,294
                       Santos, Ltd. ...............................................       10,920         78,976
                       Sonic Healthcare, Ltd. .....................................        2,396         20,664
                       Southcorp, Ltd.+............................................       12,444         42,601
                       Stockland Trust Group.......................................       21,841         99,391
                       Suncorp-Metway, Ltd. .......................................        9,634        139,282
                       TABCORP Holdings, Ltd. .....................................        7,087         97,250
                       Telstra Corp., Ltd. ........................................       37,714        144,693
                       Transurban Group............................................        9,658         61,703
                       Wesfarmers, Ltd. ...........................................        6,564        200,337
                       Westfield Group+............................................       19,073        251,760

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       AUSTRALIA (continued)
                       Westpac Banking Corp., Ltd. ................................       29,521   $    439,428
                       WMC Resources, Ltd. ........................................       44,517        246,929
                       Woodside Petroleum, Ltd. ...................................        8,329        134,000
                       Woolworths, Ltd. ...........................................       17,269        195,340
                                                                                                   -------------
                                                                                                     10,015,263
                                                                                                   -------------
                       AUSTRIA -- 0.8%
                       Bank Austria Creditanstalt AG...............................        2,786        242,069
                       Boehler-Uddeholm AG.........................................          133         17,234
                       Erste Bank der Oesterreichischen Sparkassen AG..............       19,638        970,609
                       Flughafen Wien AG...........................................        1,865        134,245
                       Mayr-Melnhof Karton AG......................................          817        134,419
                       Radex Heraklith Industriebeteiligungs AG+...................        1,617         47,865
                       Telekom Austria AG..........................................       40,148        754,767
                       VA Technologies AG+.........................................        1,194         99,998
                       Voestalpine AG..............................................          444         33,624
                       Wienerberger AG.............................................        6,761        311,832
                                                                                                   -------------
                                                                                                      2,746,662
                                                                                                   -------------
                       BELGIUM -- 0.7%
                       AGFA-Gevaert NV.............................................        4,916        167,065
                       Bekaert SA..................................................          195         15,516
                       Belgacom SA+................................................        2,475        102,256
                       Dexia.......................................................       22,191        495,348
                       Electrabel SA...............................................          537        236,469
                       Fortis......................................................       30,366        819,959
                       Inbev NV....................................................        1,616         59,940
                       KBC Groupe SA...............................................        3,061        236,484
                       Solvay SA...................................................        1,506        161,494
                       UCB SA......................................................        2,167        105,925
                       Umicore.....................................................          205         18,282
                                                                                                   -------------
                                                                                                      2,418,738
                                                                                                   -------------
                       BERMUDA -- 0.1%
                       Esprit Holdings, Ltd. ......................................       34,519        200,247
                       Ship Finance International, Ltd. ...........................          126          2,868
                       Yue Yuen Industrial Holdings, Ltd. .........................       44,500        116,134
                                                                                                   -------------
                                                                                                        319,249
                                                                                                   -------------
                       BRAZIL -- 0.1%
                       Companhia Brasileira de Distribuicao Grupo Pao de Acuca
                         Sponsored ADR.............................................          600         13,242
                       Companhia Siderurgica Nacional SA...........................        5,000        100,142
                       Souza Cruz SA...............................................        4,000         46,075
                       Uniao de Bancos Brasileiros SA GDR..........................        3,500        107,765
                                                                                                   -------------
                                                                                                        267,224
                                                                                                   -------------
                       CHINA -- 0.3%
                       Aluminium Corporation of China, Ltd., Class H...............      204,000        112,599
                       Beijing Capital International Airport Co., Ltd., Class H....       84,000         35,808
                       Beijing Datang Power Generation Co., Ltd., Class H..........       88,000         62,685
                       China Life Insurance Co., Ltd., Class H+....................      461,000        307,195
                       China Oilfield Services, Ltd., Class H......................       96,000         32,308
                       China Shipping Container Lines Co., Ltd.+...................      132,000         52,980
                       Jiangxi Copper Co., Ltd.....................................       72,000         38,643
                       Maanshan Iron & Steel.......................................      108,000         39,203
                       PICC Property & Casualty Co., Ltd.+.........................      214,000         70,777
                       Ping An Insurance Group Co. of China Ltd.+..................      162,500        270,569
                       Shandong International Power Development Co., Ltd...........       88,000         25,976
                       Sinopec Shanghai Petrochemical Co., Ltd.....................      144,000         52,556

---------------------
    176

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       CHINA (continued)
                       Sinopec Zhenhai Refining & Chemical Co., Ltd................       44,000   $     45,197
                       Weiqiao Textile Co..........................................       21,500         32,697
                                                                                                   -------------
                                                                                                      1,179,193
                                                                                                   -------------
                       DENMARK -- 0.4%
                       Danske Bank A/S.............................................       19,795        578,214
                       GN Store Nord A/S...........................................        9,400        101,369
                       ISS A/S.....................................................          600         34,259
                       Novo Nordisk A/S, Class B...................................        6,350        338,861
                       Novozymes A/S, Class B......................................          628         30,035
                       TDC A/S.....................................................        2,200         91,293
                       Vestas Wind Systems A/S+....................................        1,200         14,410
                                                                                                   -------------
                                                                                                      1,188,441
                                                                                                   -------------
                       FINLAND -- 1.2%
                       Fortum Oyj..................................................       13,215        236,069
                       Kesko Oyj, Class B..........................................        6,336        162,915
                       Kone Corp., Class B.........................................        2,488        193,418
                       Metso Oyj...................................................       12,824        194,345
                       Nokia Oyj...................................................      126,073      1,927,547
                       Outokumpu Oyj...............................................        8,315        147,296
                       Sampo Oyj, Class A..........................................       11,042        146,169
                       Stora Enso Oyj..............................................       23,096        332,761
                       TietoEnator Oyj.............................................        5,549        162,538
                       UPM-Kymmene Oyj.............................................       17,494        370,125
                       Uponor Oyj..................................................        1,574         28,926
                       Wartsila Oyj, Class B.......................................        3,752         85,105
                                                                                                   -------------
                                                                                                      3,987,214
                                                                                                   -------------
                       FRANCE -- 5.7%
                       Accor SA....................................................        5,338        233,669
                       Alcatel SA+.................................................       33,460        480,230
                       Alstom+.....................................................        1,833          1,697
                       Atos Origin+................................................          413         26,510
                       AXA+........................................................       29,215        709,475
                       BNP Paribas SA..............................................       26,177      1,890,292
                       Bouygues SA.................................................        6,420        251,571
                       Business Objects SA+........................................        1,235         30,172
                       Caisse Nationale du Credit Agricole.........................       10,853        323,564
                       Cap Gemini SA+..............................................        2,957         95,515
                       Carrefour SA................................................        6,477        333,537
                       Cie de Saint-Gobain SA......................................       12,984        803,647
                       CNP Assurances..............................................        1,506        107,618
                       Dassault Systemes SA........................................        1,145         53,227
                       Essilor International SA+...................................          754         53,577
                       Establissements Economiques du Casino Guichard-Perrachon
                         SA........................................................          316         25,742
                       France Telecom SA...........................................       38,195      1,199,639
                       Gecina SA...................................................          533         54,684
                       Groupe Danone...............................................        3,938        367,270
                       Imerys SA...................................................        1,392        116,277
                       Klepierre...................................................          449         39,047
                       L'Air Liquide SA............................................        2,941        505,993
                       Lafarge SA..................................................        4,033        416,203
                       Lagardere SCA+..............................................        3,473        261,742
                       LVMH Moet Henessy Louis Vuitton SA..........................        6,748        467,804
                       Michelin SA, Class B........................................        3,515        227,524
                       PSA Peugeot Citroen.........................................        4,404        274,215
                       Publicis Groupe.............................................        2,656         83,682
                       Renault SA..................................................        4,410        360,702
                       Sagem SA....................................................        2,867         57,759
                       Sanofi-Synthelabo SA........................................       22,545      1,680,384

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       FRANCE (continued)
                       Schneider Electric SA.......................................        5,895   $    450,517
                       Societe BIC SA..............................................        1,367         74,837
                       Societe Generale, Class A...................................       10,273      1,023,929
                       Societe Television Francaise 1..............................        3,229        105,112
                       Sodexho Alliance SA.........................................        2,836         84,794
                       STMicroelectronics NV.......................................        6,570        109,606
                       Suez SA.....................................................       17,092        460,129
                       Technip SA..................................................          299         50,208
                       Thales SA...................................................        1,940         88,511
                       Thomson.....................................................        8,837        224,411
                       Total SA....................................................       16,923      3,634,574
                       Unibail.....................................................          785         93,443
                       Valeo SA....................................................        1,868         76,077
                       Veolia Environnement........................................        3,248        116,251
                       Vinci SA....................................................        2,132        305,767
                       Vivendi Universal SA+.......................................       25,454        803,553
                       Zodiac SA...................................................          350         15,863
                                                                                                   -------------
                                                                                                     19,250,550
                                                                                                   -------------
                       GERMANY -- 5.6%
                       Adidas-Salomon AG...........................................        1,418        212,507
                       Allianz AG..................................................       10,364      1,229,918
                       Altana AG...................................................        1,756        102,843
                       BASF AG.....................................................       13,040        890,989
                       Bayer AG....................................................       16,121        526,579
                       Bayerische Hypo-und Vereinsbank AG+.........................       29,648        652,311
                       Beiersdorf AG...............................................        3,909        441,809
                       Commerzbank AG+.............................................       35,613        757,980
                       Continental AG..............................................        4,817        334,579
                       DaimlerChrysler AG..........................................       21,716        987,761
                       Deutsche Bank AG............................................       18,591      1,582,491
                       Deutsche Boerse AG..........................................        7,778        483,811
                       Deutsche Lufthansa AG+......................................        5,246         73,350
                       Deutsche Post AG............................................       19,093        445,015
                       Deutsche Telekom AG+........................................       92,181      1,993,120
                       Douglas Holding AG..........................................        1,736         61,560
                       E.ON AG.....................................................       23,695      2,123,372
                       Epcos AG+...................................................        1,265         15,934
                       Fresenius Medical Care AG...................................        1,985        160,747
                       Gehe AG.....................................................        1,266         98,235
                       HeidelbergCement AG.........................................        1,074         72,270
                       Hypo Real Estate Holding AG+................................        5,100        202,038
                       Infineon Technologies AG+...................................        7,121         66,031
                       KarstadtQuelle AG...........................................        1,417         13,362
                       Lanxess AG+.................................................        1,612         31,179
                       Linde AG....................................................        3,561        226,082
                       MAN AG......................................................        3,665        151,493
                       Merck KGaA..................................................        1,383         91,787
                       Metro AG....................................................        4,595        240,195
                       Muenchener Rueckversicherungs-Gesellschaft AG...............        1,602        183,306
                       Puma AG.....................................................          456        112,320
                       RWE AG......................................................       13,223        762,536
                       SAP AG......................................................        5,200        808,612
                       Schering AG.................................................        4,085        276,458
                       Siemens AG..................................................       24,383      1,935,078
                       ThyssenKrupp AG.............................................        5,331        113,920
                       TUI AG......................................................        4,542        105,955
                       Volkswagen AG...............................................        5,823        279,486
                                                                                                   -------------
                                                                                                     18,847,019
                                                                                                   -------------

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    178

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       GREECE -- 0.2%
                       Alpha Credit Bank...........................................        5,280   $    179,093
                       EFG Eurobank Ergasias SA....................................        3,749        120,831
                       National Bank of Greece SA..................................        8,110        273,609
                       Titan Cement Co.............................................        1,100         35,812
                                                                                                   -------------
                                                                                                        609,345
                                                                                                   -------------
                       HONG KONG -- 2.5%
                       Angang New Steel Co., Class H...............................       56,000         30,554
                       ASM Pacific Technology, Ltd. ...............................        2,000          7,483
                       Bank of East Asia, Ltd. ....................................       66,117        197,263
                       BOC Hong Kong (Holdings), Ltd. .............................      177,500        326,918
                       BYD Co., Ltd., Class H......................................        9,500         28,954
                       Cathay Pacific Airways, Ltd. ...............................       52,000         93,669
                       Cheung Kong Holdings, Ltd. .................................       71,000        651,689
                       Cheung Kong Infrastructure Holdings, Ltd. ..................       47,000        141,821
                       China Petroleum & Chemical Corp., Class H...................    1,040,000        417,186
                       China Shipping Development Co., Ltd., Class H...............       80,000         67,694
                       China Southern Airlines Co., Ltd., Class H+.................       72,000         26,309
                       China Telecom Corp., Class H................................      860,000        320,971
                       CLP Holdings, Ltd. .........................................       85,700        486,933
                       Hang Lung Properties, Ltd. .................................       67,000        100,193
                       Hang Seng Bank, Ltd. .......................................       36,400        492,705
                       Henderson Land Development Co., Ltd. .......................       36,000        170,569
                       Hong Kong & China Gas Co., Ltd. ............................      176,754        367,294
                       Hong Kong Electric Holdings, Ltd. ..........................       66,500        297,552
                       Hong Kong Exchanges & Clearing, Ltd. .......................       54,000        134,780
                       Hopewell Holdings, Ltd. ....................................       32,000         81,104
                       Huaneng Power International, Inc., Class H..................      190,000        132,760
                       Hutchison Whampoa, Ltd.+....................................      100,500        916,012
                       Hysan Development Co., Ltd. ................................       21,295         40,722
                       Jiangsu Express Co. ........................................       76,000         33,860
                       Johnson Electric Holdings, Ltd. ............................       76,800         73,701
                       Li & Fung, Ltd. ............................................       82,000        135,291
                       MTR Corp., Ltd. ............................................       68,264        107,313
                       New World Development Co., Ltd. ............................      114,133        112,182
                       PCCW, Ltd. .................................................      177,130        100,022
                       PetroChina Co., Ltd. .......................................    1,090,000        610,721
                       Shangri-La Asia, Ltd. ......................................       60,151         81,360
                       Sino Land Co., Ltd. ........................................       39,156         34,945
                       Sinotrans, Ltd., Class H....................................      111,000         36,289
                       South China Morning Post Holdings, Ltd. ....................       14,000          6,467
                       Sun Hung Kai Properties, Ltd.+..............................       63,000        586,275
                       Swire Pacific Ltd., Class A.................................       44,500        349,448
                       Techtronic Industries Co. ..................................       45,000        100,745
                       Television Broadcasting, Ltd. ..............................       15,000         71,400
                       Wharf Holdings, Ltd. .......................................       59,742        192,635
                       Yanzhou Coal Mining, Ltd. ..................................       76,000        108,718
                       Zhejiang Expressway.........................................       88,000         62,687
                                                                                                   -------------
                                                                                                      8,335,194
                                                                                                   -------------
                       IRELAND -- 0.4%
                       Allied Irish Banks, PLC.....................................       26,046        517,564
                       Bank of Ireland.............................................       30,419        483,745
                       CRH, PLC....................................................        5,713        150,907
                       DCC.........................................................        1,050         23,664
                       Elan Corp., PLC+............................................        9,600        257,755
                       Independent News Media, PLC.................................       10,300         30,754
                       Irish Life & Permanent, PLC.................................        1,300         23,703
                                                                                                   -------------
                                                                                                      1,488,092
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       ITALY -- 2.1%
                       Alleanza Assicurazioni SpA..................................        5,666   $     76,692
                       Assicurazione Generali SpA..................................        8,592        284,505
                       Autogrill SpA+..............................................        1,736         27,677
                       Autostrade Meridionali SpA..................................          936         27,041
                       Banca Antonveneta SpA+......................................        1,060         27,697
                       Banca Fideuram SpA..........................................        2,017         10,987
                       Banca Intesa SpA............................................        9,550         39,423
                       Banca Monte dei Paschi di Siena SpA.........................       10,459         33,761
                       Banca Nazionale del Lavoro SpA+.............................       11,348         30,529
                       Banca Popolare di Milano SpA................................        3,981         35,218
                       Banche Popolari Unite.......................................        1,514         30,915
                       Banco Popolare di Verona e Novara Scrl......................        8,460        162,482
                       Benetton Group SpA..........................................        1,455         18,997
                       Capitlia SpA................................................        7,294         32,950
                       Enel SpA....................................................       40,734        382,832
                       Eni SpA.....................................................       72,929      1,775,711
                       Fiat SpA+...................................................        9,368         77,703
                       Finmeccanica SpA............................................       93,102         87,093
                       IntesaBci SpA...............................................       83,987        390,172
                       Italcementi SpA.............................................        1,055         17,840
                       Luxottica Group SpA.........................................        2,180         47,271
                       Mediaset SpA................................................       13,570        189,197
                       Mediobanca SpA..............................................        5,759         97,846
                       Mediolanum SpA..............................................        1,516         11,226
                       Pirelli & C. SpA............................................       33,751         48,022
                       Riunione Adriatica di Sicurta SpA...........................        3,122         70,490
                       Sanpaolo IMI SpA............................................       32,301        450,800
                       Seat Pagine Gialle SpA+.....................................       49,345         21,564
                       Snam Rete Gas SpA...........................................        7,331         43,517
                       Telecom Italia Mobile SpA...................................        9,099         63,365
                       Telecom Italia SpA..........................................      197,729        634,260
                       Telecom Italia SpA..........................................      306,471      1,215,096
                       Tiscali SpA+................................................        1,975          6,666
                       UniCredito Italiano SpA.....................................      106,213        584,419
                                                                                                   -------------
                                                                                                      7,053,964
                                                                                                   -------------
                       JAPAN -- 23.9%
                       77 Bank, Ltd. ..............................................       15,000        108,433
                       Acom Co., Ltd. .............................................        3,500        246,119
                       Advantest Corp. ............................................        3,100        259,455
                       Aeon Credit Service Co., Ltd. ..............................        1,100         77,189
                       AIFUL Corp. ................................................        2,050        232,253
                       Ajinomoto Co., Inc. ........................................       28,000        338,740
                       ALPS ELECTRIC Co., Ltd. ....................................        7,000         95,546
                       AMADA Co., Ltd. ............................................        8,000         46,984
                       Asahi Breweries, Ltd. ......................................       16,400        204,766
                       Asahi Glass Co., Ltd. ......................................       48,200        508,607
                       Asahi Kasei Corp. ..........................................       50,000        246,685
                       Asatsu-DK, Inc. ............................................        1,100         31,985
                       Bank of Fukuoka, Ltd. ......................................       25,000        159,455
                       Bank of Yokohama, Ltd. .....................................       55,000        347,039
                       Benesse Corp. ..............................................        2,200         78,625
                       Bridgestone Corp. ..........................................       40,400        791,589
                       Canon, Inc. ................................................       34,600      1,798,358
                       Casio Computer Co., Ltd. ...................................       15,600        217,724
                       Central Japan Railway Co. ..................................           63        509,738
                       Chiba Bank, Ltd. ...........................................       33,000        218,197
                       Chubu Electric Power Co., Inc. .............................       20,300        480,153
                       Chugai Pharmaceutical Co., Ltd. ............................       10,505        165,411
                       Citizen Watch Co., Ltd. ....................................       12,000        109,072

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    180

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Coca Cola West Japan........................................          600   $     14,248
                       Comsys Holdings Corp. ......................................        1,000          9,464
                       Credit Saison Co., Ltd. ....................................        6,600        223,531
                       CSK Corp. ..................................................        3,800        173,473
                       Dai Nippon Printing Co., Ltd. ..............................       18,400        289,488
                       Daicel Chemical Industries, Ltd. ...........................        4,000         21,456
                       Daiichi Pharmaceutical Co., Ltd. ...........................       11,400        263,816
                       Daikin Industries, Ltd. ....................................       13,400        359,895
                       Daimaru, Inc. ..............................................       11,000         96,112
                       Dainippon Ink & Chemicals, Inc. ............................       26,000         65,303
                       Daito Trust Construction Co., Ltd. .........................        4,500        208,205
                       Daiwa Bank Holdings, Inc.+..................................      208,000        424,011
                       Daiwa House Industry Co., Ltd. .............................       24,400        282,117
                       Daiwa Securities Group, Inc. ...............................      144,000        972,723
                       Denki Kagaku Kogyo Kabushiki Kaisha.........................       17,000         56,996
                       Denso Corp. ................................................       28,609        740,871
                       DOWA MINING CO., Ltd. ......................................       23,000        158,476
                       East Japan Railway Co. .....................................          147        792,109
                       Ebara Corp. ................................................       12,600         58,253
                       Eisai Co., Ltd.+............................................       13,000        420,875
                       FamilyMart Co., Ltd. .......................................        2,400         77,227
                       Fanuc, Ltd. ................................................        7,200        484,668
                       Fast Retailing Co., Ltd.+...................................        4,000        272,619
                       Fuji Photo Film Co., Ltd. ..................................       19,600        710,666
                       Fuji Television Network, Inc. ..............................           18         39,423
                       Fujikura, Ltd. .............................................        6,000         26,816
                       Fujisawa Pharmaceutical Co. ................................       12,000        308,464
                       Fujitsu, Ltd. ..............................................       75,400        439,065
                       Furukawa Electric Co., Ltd.+................................       22,600        121,657
                       Hankyu Department Stores, Inc. .............................        4,000         30,118
                       Hirose Electric Co., Ltd. ..................................        1,400        148,168
                       Hitachi, Ltd. ..............................................      136,800        913,593
                       Hokkaido Electric Power.....................................        1,000         19,785
                       Hokuhoku Financial Group, Inc. .............................       44,000        118,723
                       Honda Motor Co., Ltd. ......................................       42,352      2,222,151
                       Hoya Corp. .................................................        4,450        457,324
                       Isetan Co., Ltd. ...........................................        7,000         82,823
                       Ishikawajima-Harima Heavy Industries Co., Ltd.+.............       31,000         45,396
                       Ito En, Ltd. ...............................................          900         47,549
                       Ito-Yokado Co., Ltd. .......................................       13,600        543,284
                       Itochu Corp.+...............................................       48,000        226,551
                       Itochu Technology Science Corp. ............................        1,700         66,534
                       Japan Airlines Systems Corp.+...............................       37,000        110,373
                       Japan Real Estate Investment Corp. .........................           12        101,935
                       Japan Tobacco, Inc. ........................................           39        414,208
                       JFE Holdings, Inc. .........................................       24,400        673,148
                       JGC Corp. ..................................................        5,000         48,053
                       Joyo Bank, Ltd. ............................................       32,000        167,604
                       JSR Corp. ..................................................        6,000        127,521
                       Jusco Co., Ltd. ............................................       17,600        295,726
                       Kajima Corp. ...............................................       44,800        197,701
                       Kamigumi Co., Ltd. .........................................        1,000          8,164
                       Kaneka Corp. ...............................................       10,000        111,191
                       Kansai Electric Power Co., Inc. ............................       34,300        665,622
                       Kao Corp. ..................................................       28,800        670,429
                       Kawasaki Heavy Industries, Ltd. ............................       32,000         52,748
                       Kawasaki Kisen Kaisha, Ltd. ................................        3,000         20,300
                       Keihin Electric Express Railway Co., Ltd. ..................       17,000        106,669
                       Keio Teito Electric Railway Co., Ltd. ......................        7,000         41,653
                       Keyence Corp. ..............................................        1,400        320,583

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Kikkoman Corp. .............................................        5,000   $     50,056
                       Kinden Corp. ...............................................        1,000          7,468
                       Kinki Nippon Railway Co., Ltd. .............................       67,500        222,889
                       Kirin Brewery Co., Ltd. ....................................       40,800        412,077
                       Kobe Steel, Ltd. ...........................................      125,000        198,582
                       Kokuyo Co., Ltd. ...........................................        2,000         24,999
                       Komatsu, Ltd. ..............................................       42,800        317,092
                       Konami Co., Ltd. ...........................................        4,400         98,058
                       Konica Corp. ...............................................       19,000        238,517
                       Koyo Seiko Co., Ltd. .......................................        1,000         13,769
                       Kubota Corp. ...............................................       57,000        304,116
                       Kuraray Co., Ltd. ..........................................       14,000        128,692
                       Kurita Water Industries, Ltd. ..............................        3,000         45,395
                       Kyocera Corp. ..............................................        6,900        495,378
                       Kyowa Hakko Kogyo Co., Ltd. ................................           16            123
                       Kyushu Electric Power Co., Inc. ............................       10,200        201,853
                       Lawson, Inc. ...............................................        2,200         85,237
                       Mabuchi Motor Co., Ltd. ....................................        1,300         88,928
                       Marubeni Corp. .............................................       47,200        137,793
                       Marui Co., Ltd. ............................................       17,500        233,196
                       Matsushita Electric Industrial Co., Ltd. ...................       90,000      1,340,893
                       Matsushita Electric Works, Ltd. ............................        5,000         44,468
                       Meiji Dairies Corp. ........................................        8,000         48,858
                       Meiji Seika Kaisha, Ltd. ...................................       10,000         46,576
                       Meitec Corp. ...............................................        1,000         36,981
                       Millea Holdings, Inc. ......................................           52        719,735
                       Minebea Co., Ltd. ..........................................       10,000         43,565
                       Mitsubishi Chemical Corp. ..................................       67,000        213,099
                       Mitsubishi Corp. ...........................................       47,000        552,203
                       Mitsubishi Electric Corp. ..................................       79,800        391,992
                       Mitsubishi Estate Co., Ltd. ................................       67,000        844,232
                       Mitsubishi Heavy Industries, Ltd. ..........................      136,400        370,243
                       Mitsubishi Logistics Corp. .................................        3,000         32,177
                       Mitsubishi Materials Corp. .................................       77,000        175,035
                       Mitsubishi Rayon Co., Ltd. .................................       19,000         65,694
                       Mitsubishi Tokyo Financial Group, Inc.+.....................          188      1,784,495
                       Mitsui & Co., Ltd. .........................................       56,600        524,392
                       Mitsui Chemicals, Inc. .....................................       19,000        109,621
                       Mitsui Fudosan Co., Ltd. ...................................       57,000        709,306
                       Mitsui Marine & Fire Co., Ltd. .............................      106,000        930,448
                       Mitsui Mining & Smelting Co., Ltd. .........................       46,000        216,763
                       Mitsui O.S.K. Lines, Ltd. ..................................        5,000         31,141
                       Mitsui Trust Holdings, inc. ................................       65,518        695,281
                       Mitsukoshi, Ltd. ...........................................       15,000         76,287
                       Mizuho Finance..............................................          460      2,221,202
                       Murata Manufacturing Co., Ltd. .............................        9,800        510,342
                       Namco, Ltd..................................................        3,000         38,193
                       NEC Corp. ..................................................       68,800        393,175
                       Nec Electronics.............................................        2,000        100,993
                       Net One Systems Co., Ltd. ..................................           27        106,269
                       NGK Insulators, Ltd. .......................................       16,400        166,046
                       NGK Spark Plug Co., Ltd. ...................................        9,000         90,686
                       Nidec Corp. ................................................        1,900        213,550
                       Nikko Securities Co., Ltd. .................................       53,000        250,416
                       Nikon Corp. ................................................       12,000        156,917
                       Nintendo Co., Ltd. .........................................        4,700        531,460
                       Nippon Building Fund, Inc. .................................           11         92,584
                       Nippon Express Co., Ltd. ...................................       35,400        172,904
                       Nippon Meat Packers, Inc. ..................................       12,400        168,147
                       Nippon Mining Holdings, Inc. ...............................       14,000         70,948

---------------------
    182

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Nippon Mitsubishi Oil Corp. ................................       68,200   $    469,316
                       Nippon Sheet Glass Co., Ltd. ...............................       15,000         64,956
                       Nippon Steel Corp. .........................................      321,000        778,947
                       Nippon Telegraph & Telephone Corp. .........................          325      1,367,112
                       Nippon Unipac Holding, Inc. ................................           32        137,891
                       Nippon Yusen Kabushiki Kaisha...............................       50,000        276,880
                       Nishimatsu Construction Co., Ltd. ..........................        1,000          3,654
                       Nissan Chemical Industries, Ltd. ...........................        4,000         33,599
                       Nissan Motor Co., Ltd. .....................................      120,500      1,280,149
                       Nisshin Seifun Group, Inc. .................................        6,000         67,226
                       Nisshinbo Industries, Inc. .................................        2,000         15,879
                       Nissin Food Products Co., Ltd. .............................        3,200         85,170
                       Nitto Denko Corp. ..........................................        9,400        500,185
                       Nomura Research Institute, Ltd. ............................        1,000         99,068
                       Nomura Securities Co., Ltd. ................................       86,000      1,137,937
                       NSK, Ltd. ..................................................       27,000        140,249
                       NTN Corp. ..................................................       15,000         85,215
                       NTT Data Corp. .............................................           68        233,722
                       NTT DoCoMo, Inc. ...........................................          375        652,552
                       Obayashi Corp. .............................................       24,000        153,377
                       OBIC Co., Ltd. .............................................          400         81,610
                       Oji Paper Co., Ltd. ........................................       44,800        252,115
                       Oki Electric Industry Co., Ltd.+............................       25,000        110,521
                       Olympus Optical Co., Ltd. ..................................        5,000        104,028
                       Omron Corp. ................................................        9,000        217,247
                       Onward Kashiyama Co., Ltd. .................................        6,000         92,431
                       Oracle Corp. Japan..........................................        1,800         90,005
                       Oriental Land Co., Ltd. ....................................        3,000        204,897
                       Orix Corp.+.................................................        3,900        514,185
                       Osaka Gas Co., Ltd. ........................................       99,200        299,659
                       Pioneer Corp. ..............................................        6,751        112,251
                       Promise Co., Ltd. ..........................................        4,200        294,829
                       Ricoh Co., Ltd. ............................................       28,000        493,404
                       Rohm Co., Ltd. .............................................        4,400        400,932
                       Sanden Corp. ...............................................        1,000          5,937
                       Sankyo Co., Ltd. ...........................................       18,504        410,774
                       Sanyo Electric Co., Ltd. ...................................       71,000        231,499
                       Sapporo Breweries, Ltd. ....................................        8,000         37,020
                       SECOM Co., Ltd. ............................................        6,000        239,255
                       Seiko Epson Corp. ..........................................        3,800        157,555
                       Sekisui Chemical Co., Ltd. .................................       13,000        101,381
                       Sekisui House, Ltd. ........................................       28,400        329,140
                       Seven-Eleven Japan Co., Ltd. ...............................       16,000        483,846
                       Sharp Corp. ................................................       37,800        579,432
                       Shimachu Co., Ltd. .........................................        2,400         58,479
                       Shimamura Co., Ltd. ........................................          900         65,019
                       Shimano, Inc. ..............................................        4,700        129,803
                       Shimizu Corp. ..............................................       34,000        168,740
                       Shin-Etsu Chemical Co., Ltd. ...............................       17,448        689,350
                       Shinsei Bank................................................       25,000        151,335
                       Shionogi & Co., Ltd. .......................................       15,000        189,418
                       Shiseido Co., Ltd. .........................................       14,600        203,305
                       Shizuoka Bank, Ltd. ........................................       26,000        262,662
                       Showa Denko K.K. ...........................................       26,000         62,055
                       Showa Shell Sekiyu K.K. ....................................        8,000         72,989
                       Skylark Co., Ltd. ..........................................        5,000         84,943
                       SMC Corp. ..................................................        2,500        291,364
                       Softbank Corp. .............................................       10,900        514,165
                       Sompo Japan Insurance, Inc. ................................       37,000        363,286
                       Sony Corp. .................................................       31,847      1,179,543

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Stanley Electric Co., Ltd. .................................        2,000   $     30,560
                       Sumitomo Bakelite Co., Ltd. ................................        4,000         25,172
                       Sumitomo Chemical Co., Ltd. ................................       55,400        286,952
                       Sumitomo Corp. .............................................       32,400        278,159
                       Sumitomo Electric Industries, Ltd. .........................       24,200        264,620
                       Sumitomo Heavy Industries, Ltd.+............................       11,000         49,156
                       Sumitomo Metal Industries, Ltd. ............................      189,000        283,970
                       Sumitomo Metal Mining Co., Ltd. ............................       43,400        298,476
                       Sumitomo Mitsui Financial Group.............................          193      1,354,551
                       Sumitomo Realty & Development Co., Ltd. ....................       23,000        322,100
                       Sumitomo Trust & Banking Co., Ltd. .........................       67,000        453,631
                       Taiheiyo Cement Corp. ......................................       26,000         68,156
                       Taisei Corp. ...............................................       17,000         66,175
                       Taisho Pharmaceutical Co., Ltd. ............................        5,412        113,374
                       Taiyo Yuden Co., Ltd. ......................................        4,000         42,256
                       Takara Holdings, Inc. ......................................        5,000         42,801
                       Takashimaya Co., Ltd. ......................................       16,000        153,250
                       Takeda Chemical Industries, Ltd. ...........................       44,001      2,091,403
                       Takefuji Corp.+.............................................        3,070        215,279
                       TDK Corp. ..................................................        5,200        362,921
                       Teijin, Ltd. ...............................................       35,800        148,376
                       Teikoku Oil Co., Ltd. ......................................        4,000         25,202
                       Terumo Corp. ...............................................        8,300        239,529
                       THK Co., Ltd. ..............................................          600         11,936
                       TIS, Inc. ..................................................        2,002         88,555
                       Tobu Railway Co., Ltd. .....................................       36,200        142,713
                       Toho Co., Ltd. .............................................        3,000         47,934
                       Tohoku Electric Power Co., Inc. ............................       19,900        353,837
                       Tokyo Broadcasting System, Inc. ............................        4,000         66,636
                       Tokyo Corp. ................................................       41,000        226,129
                       Tokyo Electric Power Co., Inc. .............................       49,900      1,190,255
                       Tokyo Electron, Ltd. .......................................        7,600        441,759
                       Tokyo Gas Co., Ltd. ........................................      104,400        430,950
                       TonenGeneral Sekiyu K.K. ...................................        4,000         37,152
                       Toppan Printing Co., Ltd. ..................................       17,200        184,374
                       Toray Industries, Inc. .....................................       49,100        228,408
                       Toshiba Corp. ..............................................      122,000        492,262
                       Tosoh Corp. ................................................       19,000         87,163
                       Tostem Inax Holding Corp. ..................................        7,000        127,519
                       Toto, Ltd. .................................................       19,200        174,581
                       Toyo Seikan Kaisha, Ltd. ...................................        8,000        154,740
                       Toyobo Co., Ltd. ...........................................        3,000          7,399
                       Toyoda Gosei Co., Ltd. .....................................          600         11,879
                       Toyota Industries Corp. ....................................        4,150        100,559
                       Toyota Motor Corp. .........................................      118,100      4,615,067
                       Trend Micro, Inc. ..........................................        4,500        201,615
                       UFJ Holdings, Inc.+.........................................          175      1,047,631
                       Uni-Charm Corp. ............................................        1,500         67,550
                       Uniden Corp. ...............................................        3,000         57,424
                       UNY Co., Ltd. ..............................................        5,000         58,686
                       USS Co., Ltd. ..............................................        1,000         82,632
                       Wacoal Corp. ...............................................        3,000         33,235
                       West Japan Railway Co. .....................................           15         59,224
                       World Co., Ltd. ............................................        1,200         43,671
                       Yahoo Japan Corp.+..........................................           82        415,921
                       Yakult Honsha Co., Ltd. ....................................        4,000         71,479
                       Yamada Denki Co., Ltd. .....................................        4,600        193,263
                       Yamaha Corp. ...............................................        5,000         76,126
                       Yamaha Motor Co., Ltd. .....................................        2,000         32,846
                       Yamanouchi Pharmaceutical Co., Ltd. ........................       15,701        569,801

---------------------
    184

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       JAPAN (continued)
                       Yamato Transport Co., Ltd. .................................       12,000   $    179,320
                       Yamazaki Baking Co., Ltd. ..................................        4,000         38,136
                       Yokogawa Electric Corp. ....................................        9,000        119,362
                                                                                                   -------------
                                                                                                     80,730,603
                                                                                                   -------------
                       LUXEMBOURG -- 0.1%
                       Arcelor (Paris).............................................        4,269         95,366
                       Arcelor (Luxembourg)+.......................................        4,003         88,803
                                                                                                   -------------
                                                                                                        184,169
                                                                                                   -------------
                       MALAYSIA -- 0.7%
                       AMMB Holdings BHD...........................................       78,100         67,469
                       Berjaya Sports Toto BHD.....................................       41,600         44,254
                       British American Tobacco Malaysia BHD.......................        8,900        111,276
                       Commerce Asset-Holding BHD..................................       74,600         93,856
                       Development & Commercial Bank Holdings BHD..................       74,000         47,721
                       Gamuda BHD..................................................       23,600         34,175
                       Genting BHD.................................................       20,000        105,382
                       Hong Leong Bank BHD.........................................       39,500         57,216
                       IOI Corp. BHD...............................................       39,000         95,458
                       Kuala Lumpur Kepong.........................................       21,300         38,122
                       Magnum Corp. BHD............................................       35,100         21,247
                       Malakoff BHD................................................       33,000         65,162
                       Malayan Banking BHD.........................................       94,500        306,116
                       Malaysia International Shipping Corp. BHD...................       30,500        123,713
                       Maxis Communications BHD....................................       40,000        100,029
                       Nestle SA...................................................        6,000         37,592
                       Oyl Industries BHD..........................................        4,400         41,684
                       Petronas Gas BHD............................................        8,000         14,847
                       PLUS Expressways BHD........................................       91,500         66,251
                       Proton Holdings BHD.........................................       14,000         31,342
                       Public Bank BHD.............................................       55,000        116,587
                       Resorts World BHD...........................................       26,000         69,137
                       Sime Darby BHD..............................................       76,300        128,570
                       SP Setia BHD................................................       41,600         48,291
                       Tanjong, PLC................................................       14,400         55,332
                       Telekom Malaysia BHD........................................       47,000        136,130
                       Tenaga Nasional BHD.........................................       48,200        135,766
                       YTL Corp. BHD...............................................       46,000         67,814
                                                                                                   -------------
                                                                                                      2,260,539
                                                                                                   -------------
                       NETHERLANDS -- 3.8%
                       ABN AMRO Holding NV.........................................       51,341      1,390,097
                       Aegon NV....................................................       49,240        668,639
                       Akzo Nobel NV...............................................        6,814        284,582
                       ASML Holding NV+............................................       14,882        243,038
                       Corio NV....................................................          901         52,595
                       DSM NV......................................................        1,250         77,674
                       Euronext NV.................................................        3,052         97,297
                       European Aeronautic Defense and Space Co. ..................        5,571        170,472
                       Hagemeyer NV+...............................................        2,229          5,393
                       Heineken Nv.................................................       15,443        528,773
                       ING Groep NV................................................       57,477      1,658,455
                       Koninklijke KPN NV..........................................       61,174        587,186
                       Koninklijke Philips Electronics NV..........................       42,056      1,096,635
                       Numico Kon NV+..............................................        5,802        222,268
                       Oce NV......................................................        2,542         38,949
                       Reed Elsevier NV............................................       15,658        211,335
                       Rodamco Europe NV...........................................          880         66,710
                       Royal Dutch Petroleum Co. ..................................       60,449      3,512,054
                       TPG NV......................................................       18,503        507,643

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       NETHERLANDS (continued)
                       Unilever NV.................................................       13,292   $    866,215
                       Vedior NV...................................................        6,320        112,167
                       VNU NV......................................................        6,326        184,860
                       Wereldhave NV...............................................          447         46,029
                       Wolters Kluwer NV...........................................        8,407        151,603
                                                                                                   -------------
                                                                                                     12,780,669
                                                                                                   -------------
                       NEW ZEALAND -- 0.0%
                       Carter Holt Harvey, Ltd.....................................       35,241         54,574
                                                                                                   -------------
                       NORWAY -- 0.3%
                       Den Norske Bank ASA.........................................        8,148         74,615
                       Frontline, Ltd..............................................          950         47,359
                       Norsk Hydro ASA, Class B....................................        4,167        318,009
                       Norske Skogindustrier ASA, Class A..........................        2,900         56,753
                       Orkla ASA...................................................        5,900        192,780
                       Statoil ASA.................................................        8,600        131,691
                       Tanderg ASA.................................................          600          6,484
                       Telenor ASA.................................................       10,700         98,401
                       Tomra Systems ASA...........................................        3,358         17,579
                       Yara International ASA+.....................................        5,067         59,787
                                                                                                   -------------
                                                                                                      1,003,458
                                                                                                   -------------
                       PORTUGAL -- 0.2%
                       Banco Comercial Portugues SA................................       55,624        153,683
                       Electricidade de Portugal SA................................       14,706         43,313
                       Portugal Telecom SGPS SA....................................       28,606        353,958
                       PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS
                         SA........................................................          843         22,016
                                                                                                   -------------
                                                                                                        572,970
                                                                                                   -------------
                       RUSSIA -- 0.3%
                       A.O. Tatneft Sponsored ADR..................................        2,600         82,914
                       LUKOIL Sponsored ADR........................................        4,500        558,000
                       MMC Norilsk Nickel ADR......................................        2,900        166,750
                       OAO Gazprom ADR.............................................        2,775         97,055
                       RAO Unified Energy Systems Sponsored ADR....................        3,100         91,760
                       Rostelecom Sponsored ADR....................................        5,100         55,131
                       Surgutneftegaz-SP Sponsored ADR.............................        3,500        130,900
                                                                                                   -------------
                                                                                                      1,182,510
                                                                                                   -------------
                       SINGAPORE -- 1.4%
                       Ascendas Real Estate Investment Trust.......................       46,000         55,363
                       Capitaland, Ltd.............................................       75,000        104,993
                       Capitamall Trust............................................       42,000         51,552
                       Chartered Semiconductor Manufacturing, Ltd.+................       82,000         51,370
                       City Developments, Ltd......................................       43,977        184,080
                       ComfortDelgro Corp., Ltd....................................      132,465        121,395
                       Creative Technology, Ltd....................................        4,203         57,178
                       DBS Group Holdings, Ltd.....................................       74,929        723,495
                       Fraser & Neave, Ltd.........................................       11,000        112,313
                       Keppel Corp., Ltd. .........................................       39,000        219,356
                       Neptune Orient Lines, Ltd. .................................       72,000        149,573
                       Oversea-Chinese Banking Corp., Ltd. ........................       65,444        548,141
                       Overseas Union Enterprise, Ltd..............................        3,735         17,819
                       SembCorp Industries, Ltd. ..................................       64,969         73,615
                       Singapore Airlines, Ltd.....................................       37,000        264,710
                       Singapore Exchange, Ltd.....................................       79,997         91,907
                       Singapore Post, Ltd.........................................      123,000         67,274
                       Singapore Press Holdings, Ltd...............................      110,936        302,434
                       Singapore Technologies Engineering, Ltd. ...................       94,472        138,565
                       Singapore Telecommunications, Ltd. .........................      359,550        559,970
                       United Overseas Bank, Ltd...................................       80,044        680,136

---------------------
    186

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       SINGAPORE (continued)
                       United Overseas Land, Ltd...................................       32,704   $     43,162
                       Venture Corp., Ltd. ........................................       16,506        158,475
                                                                                                   -------------
                                                                                                      4,776,876
                                                                                                   -------------
                       SPAIN -- 3.5%
                       Acerinox, SA................................................        3,176         48,369
                       ACS Actividades de Construccion y Services, SA..............       14,816        371,440
                       Altadis SA..................................................       16,621        725,658
                       Amadeus Global Travel Distribution SA, Class A..............       15,321        144,439
                       Antena 3 de Television SA+..................................          472         36,136
                       Autopistas, Concesionaria Espanola SA.......................       15,483        351,114
                       Banco Bilbao Vizcaya Argentaria SA..........................       77,639      1,308,574
                       Banco Popular Espanol SA....................................        4,310        286,072
                       Banco Santander Central Hispano SA..........................      108,743      1,289,574
                       Endesa SA...................................................       25,044        570,453
                       Gas Natural SDG, SA.........................................       38,487      1,113,132
                       Grupo Ferrovial SA..........................................        3,511        210,084
                       Iberdrola SA................................................       21,667        536,887
                       Indra Sistemas SA...........................................        1,620         27,695
                       Metrovacesa SA..............................................          727         35,799
                       Repsol YPF SA...............................................       27,345        698,949
                       Sociedad General de Aguas de Barcelona SA, Class A..........        5,788        122,859
                       Telefonica SA...............................................      209,934      3,823,762
                       Union Fenosa SA.............................................        5,590        150,702
                       Vallehermoso SA.............................................        8,798        140,608
                                                                                                   -------------
                                                                                                     11,992,306
                                                                                                   -------------
                       SWEDEN -- 1.8%
                       Alfa Laval AB...............................................          700         11,218
                       Assa Abloy AB, Class B......................................        8,373        132,432
                       Atlas Copco AB, Class A.....................................        2,885        134,457
                       Atlas Copco AB, Class B.....................................          185          7,971
                       Electrolux AB, Class B......................................       13,900        295,923
                       Eniro AB....................................................        4,600         45,918
                       Getinge AB..................................................        4,600         59,922
                       Hennes & Mauritz AB, Class B................................       11,100        366,292
                       Holmen AB, Class B..........................................        2,450         81,621
                       Modern Times Group AB, Class B+.............................        1,400         37,275
                       Nordea AB...................................................       80,226        743,462
                       Sandvik AB..................................................        6,854        279,532
                       Securitas AB, Class B.......................................       17,444        275,407
                       Skandia Forsakrings AB......................................       13,169         68,272
                       Skandinaviska Enskilda Banken AB, Class A...................       13,777        245,134
                       Skanska AB, Class B.........................................       26,113        302,784
                       SKF AB, Class B.............................................        4,363        200,840
                       SSAB Svenskt Stal AB, Class A...............................        1,050         25,095
                       Svenska Cellulosa AB, Class B...............................        5,377        205,813
                       Svenska Handelsbanken AB, Class A...........................       22,410        530,196
                       Swedish Match AB............................................        8,700        104,535
                       Tele2 AB, Class B...........................................        2,400         82,154
                       Telefonaktiebolaget LM Ericsson, Class B+...................      391,614      1,150,392
                       TeliaSonera AB..............................................       78,789        446,895
                       Volvo AB, Class A...........................................        2,265         88,510
                       Volvo AB, Class B...........................................        5,815        235,989
                       Wihlborgs Fastighe..........................................        1,300         26,225
                       WM-data AB, Class B.........................................        7,175         15,516
                                                                                                   -------------
                                                                                                      6,199,780
                                                                                                   -------------
                       SWITZERLAND -- 4.2%
                       ABB, Ltd.+..................................................       13,968         77,022
                       Adecco SA...................................................        2,273        118,476

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       SWITZERLAND (continued)
                       Ciba Specialty Chemicals AG+................................        1,127   $     81,494
                       Clariant AG.................................................        2,215         36,368
                       Compagnie Financiere Richemont AG...........................       18,759        586,274
                       Credit Suisse Group+........................................       21,846        881,103
                       Geberit AG..................................................           30         22,328
                       Givaudan SA.................................................          158         99,562
                       Holcim, Ltd.................................................        2,525        157,757
                       Kudelski SA+................................................          202          7,823
                       Logitech International+.....................................          765         47,006
                       Lonza Group AG..............................................          678         41,694
                       Nestle SA(3)................................................       12,117      3,175,744
                       Nobel Biocare AG............................................          740        129,725
                       Novartis AG(3)..............................................       59,304      2,839,481
                       Roche Holding AG............................................       17,442      1,858,570
                       Serono SA...................................................          279        172,463
                       SGS Societe Generale de Surveillance Holding SA, Series B...          168        118,832
                       Straumann Holding...........................................          340         71,772
                       Sulzer AG...................................................           21          8,350
                       Swatch Group AG.............................................          574         16,133
                       Swatch Group AG, Class B....................................          547         76,332
                       Swiss Reinsurance...........................................        2,087        142,452
                       Swisscom AG.................................................          520        196,482
                       Syngenta AG+................................................        3,957        425,298
                       UBS AG(3)...................................................       30,323      2,456,672
                       Valora Holding AG...........................................           80         20,359
                       Zurich Financial Services AG (virt-x)+......................        1,498        249,597
                                                                                                   -------------
                                                                                                     14,115,169
                                                                                                   -------------
                       THAILAND -- 0.9%
                       Advance Agro, Ltd.+(2)......................................          660            414
                       Advanced Info Service, Ltd.(2)..............................      133,000        365,707
                       Bangkok Bank, PCL+..........................................       52,600        145,997
                       Bangkok Bank, PCL (Foreign Registered)+.....................      101,200        304,519
                       BEC World, Ltd.(2)..........................................      133,600         58,569
                       Charoen Pokphand Foods, Ltd.(2).............................      333,438         32,176
                       CMIC Finance & Securities, PLC, Class F+(2).................        6,700              0
                       Delta Electronics Thai, Ltd.(2).............................       47,300         23,803
                       Electricity Generating, PCL.................................       25,564         54,709
                       Finance One, Ltd.+(2).......................................       37,700              0
                       General Finance & Securities, Ltd.+(2)......................        7,650              0
                       Hana Microelectronics, Ltd.(2)..............................       28,540         15,621
                       Kasikornbank, PCL+..........................................       84,700        120,843
                       Kasikornbank, PCL (Foreign Registered)+.....................      126,925        190,964
                       Land & House, PCL...........................................      260,706         66,952
                       Land & House, PCL (Foreign Registered)......................      194,826         54,076
                       National Finance, PCL.......................................       95,600         36,292
                       PTT Exploration and Production, Ltd.(2).....................       15,387        114,953
                       PTT Public Co., Ltd(2)......................................      110,900        529,328
                       Sahaviriya Steel, Ltd.(2)...................................      630,000         48,374
                       Shin Corp., Ltd.(2).........................................      172,500        194,650
                       Siam Cement, PCL (Foreign Registered).......................       45,900        319,159
                       Siam Cement, PCL............................................       25,347        167,008
                       Siam City Cement, Ltd.(2)...................................       14,900         98,174
                       Siam Commercial Bank, PCL (Foreign Registered)(2)...........       75,000         96,790
                       Siam Commercial Bank, PCL...................................       35,652         45,779
                       Tisco Finance, PCL..........................................       57,400         41,319
                       Univest Land, PCL+(2).......................................       22,500              0
                                                                                                   -------------
                                                                                                      3,126,176
                                                                                                   -------------

---------------------
    188

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM -- 19.5%
                       3i Group, PLC...............................................        4,613   $     60,671
                       Aegis Group, PLC............................................       39,551         78,201
                       Alliance Unichem, PLC.......................................        1,908         26,964
                       AMEC, PLC+..................................................        7,308         43,135
                       Amvescap, PLC...............................................        5,193         34,242
                       ARM Holdings, PLC...........................................       28,313         52,450
                       AstraZeneca, PLC............................................       41,561      1,562,404
                       Astro All Asia Networks, PLC+...............................       58,300         84,397
                       Aviva, PLC..................................................       70,486        843,347
                       BAA, PLC....................................................        6,593         77,508
                       BAE Systems, PLC............................................      115,619        533,991
                       Barclays, PLC...............................................      197,514      2,166,650
                       Barratt Developments, PLC...................................        9,421        107,916
                       Berkeley Group, PLC.........................................          632          9,884
                       BG Group, PLC...............................................      123,297        839,026
                       BHP Billiton, PLC...........................................       78,820        975,995
                       BICC, PLC...................................................        5,189         32,065
                       BOC Group, PLC..............................................       16,083        297,214
                       Boots Group, PLC............................................       20,789        260,973
                       BP, PLC.....................................................      689,471      6,836,141
                       BPB, PLC....................................................       13,880        135,389
                       Brambles Industries, PLC....................................       40,778        210,604
                       British Airways, PLC+.......................................       17,934         90,017
                       British American Tobacco, PLC...............................       49,512        857,411
                       British Land Co., PLC.......................................        8,670        140,664
                       British Sky Broadcasting Group, PLC.........................       50,476        537,474
                       BT Group, PLC...............................................      311,941      1,225,289
                       Bunzl, PLC..................................................       17,780        148,671
                       Cable & Wireless, PLC.......................................       68,409        158,277
                       Cadbury Schweppes, PLC......................................       68,478        613,580
                       Capita Group, PLC...........................................       49,841        336,501
                       Carnival, PLC...............................................        4,557        274,788
                       Centrica, PLC...............................................       75,393        331,242
                       Cobham, PLC.................................................        2,321         58,359
                       Compass Group, PLC..........................................       59,500        270,334
                       Daily Mail & General Trust..................................       11,243        150,685
                       Davis Service Group, PLC....................................        3,043         24,819
                       De La Rue, PLC..............................................       18,241        128,977
                       Diageo, PLC.................................................      112,146      1,528,551
                       Dixons Group, PLC+..........................................       76,812        229,082
                       Electrocomponents, PLC......................................       18,594        105,793
                       EMAP, PLC...................................................        9,399        150,484
                       EMI Group, PLC+.............................................       29,628        147,852
                       Enterprise Inns, PLC........................................        9,434        132,491
                       FKI, PLC....................................................        5,601         13,281
                       Friends Provident, PLC......................................       52,133        156,640
                       George Wimpey, PLC..........................................       11,205         88,453
                       GKN, PLC....................................................       30,146        138,196
                       GlaxoSmithKline, PLC........................................      146,759      3,258,750
                       Grafton Group, PLC+.........................................        2,050         25,420
                       Group 4 Securicor+..........................................       24,997         63,039
                       GUS, PLC....................................................       49,063        890,022
                       Hammerson, PLC..............................................        5,161         82,402
                       Hanson, PLC.................................................       23,135        215,854
                       Hays, PLC...................................................      117,222        274,495
                       HBOS, PLC...................................................      117,235      1,870,190
                       Hilton Group, PLC...........................................       42,981        239,024
                       HSBC Holdings, PLC+.........................................      345,440      5,731,540
                       IMI, PLC....................................................       10,723         82,226
                       Imperial Chemical Industries, PLC...........................       38,228        170,097

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Imperial Tobacco Group, PLC.................................       21,000   $    550,706
                       Intercontinental Hotels Group, PLC..........................       18,491        232,632
                       Invensys, PLC+..............................................       43,891         16,124
                       ITV PLC.....................................................      149,993        330,119
                       J Sainsbury, PLC............................................       36,918        196,917
                       Johnson Matthey, PLC........................................        7,595        142,914
                       Kesa Electricals, PLC.......................................       12,254         73,762
                       Kidde, PLC+.................................................       15,829         49,152
                       Kingfisher, PLC.............................................       48,424        278,260
                       Land Securities Group, PLC..................................        8,480        219,702
                       Legal & General Group, PLC..................................      173,458        375,872
                       Liberty International, PLC..................................        4,657         85,057
                       Lloyds TSB Group, PLC.......................................      169,449      1,584,307
                       Logica, PLC.................................................       21,506         71,485
                       Man Group, PLC..............................................        1,691         43,347
                       Marks & Spencer Group, PLC..................................      103,139        700,581
                       MFI Furniture Group, PLC....................................        5,150         12,978
                       Misys, PLC..................................................       15,944         64,707
                       Mitchells & Butlers, PLC....................................       20,009        122,444
                       National Grid Group, PLC....................................      116,111      1,131,139
                       Next, PLC...................................................        1,669         49,406
                       Ocean Group, PLC............................................       12,604        190,226
                       Pearson, PLC................................................       28,713        333,296
                       Peninsular & Oriental Steam Navigation Co...................       26,788        155,166
                       Persimmon, PLC..............................................        7,580        102,725
                       Pilkington, PLC.............................................       18,358         41,152
                       Prudential, PLC.............................................       46,572        403,571
                       Rank Group, PLC.............................................       17,568         88,707
                       Reckitt & Benckiser, PLC+...................................       34,465      1,023,579
                       Reed International, PLC.....................................       45,314        411,322
                       Rentokil Initial, PLC.......................................      129,653        371,438
                       Reuters Group, PLC..........................................       53,226        399,787
                       Rexam, PLC..................................................       15,512        132,977
                       Rio Tinto, PLC..............................................       34,430      1,075,865
                       RMC Group, PLC..............................................        7,265        115,719
                       Rolls-Royce Group, PLC+.....................................      107,396        527,470
                       Royal & Sun Alliance Insurance Group, PLC...................       68,809        111,500
                       Royal Bank of Scotland Group, PLC+..........................       91,233      3,022,186
                       SABMiller, PLC..............................................       15,100        231,250
                       Sage Group, PLC.............................................       44,690        166,338
                       Scottish & Newcastle, PLC...................................        5,078         41,863
                       Scottish and Southern Energy, PLC...........................       31,936        535,187
                       Scottish Power, PLC.........................................       69,447        550,780
                       Serco Group, PLC............................................       24,848        116,454
                       Severn Trent Water, PLC.....................................       16,398        284,773
                       Shell Transport & Trading Co., PLC..........................      301,696      2,635,088
                       Signet Group, PLC+..........................................       12,936         27,062
                       Slough Estates, PLC.........................................        8,142         78,488
                       Smith & Nephew, PLC.........................................       18,747        183,402
                       Smiths Industries, PLC......................................       14,941        236,563
                       Tate & Lyle, PLC............................................       23,753        196,893
                       Taylor Woodrow, PLC.........................................       14,268         77,028
                       Tesco, PLC+.................................................      209,570      1,215,094
                       Tomkins, PLC................................................       17,485         88,996
                       Unilever, PLC...............................................      100,130        950,399
                       United Business Media, PLC..................................       12,374        126,159
                       United Utilities, PLC.......................................        2,516         30,358
                       Vodafone Group, PLC.........................................    2,086,359      5,401,221
                       Whitbread, PLC..............................................       10,098        167,415
                       William Hill, PLC...........................................       14,998        163,803

---------------------
    190

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       UNITED KINGDOM (continued)
                       Wolseley, PLC...............................................       25,307   $    524,656
                       WPP Group, PLC+.............................................       44,720        486,872
                       Yell Group, PLC.............................................       17,659        152,034
                       Yorkshire Water, PLC........................................       18,824        213,608
                                                                                                   -------------
                                                                                                     65,930,218
                                                                                                   -------------
                       UNITED STATES -- 0.1%
                       Surgutneftegaz-SP Sponsored Preferred ADR...................        5,000        280,000
                       Synthes, Inc.+..............................................        1,570        180,002
                                                                                                   -------------
                                                                                                        460,002
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $237,997,978)......................                 283,076,167
                                                                                                   -------------
                       PREFERRED STOCK -- 1.1%
                       -----------------------------------------------------------------------------------------
                       BRAZIL -- 1.0%
                       Ambev Cia De Bebidas das Americas...........................      777,000        199,254
                       Aracruz Celulose SA, Class B................................       20,000         70,530
                       Banco Bradesco SA...........................................        9,000        222,206
                       Banco Itau Holding Financeira SA............................        1,918        285,774
                       Caemi Mineracao e Metalurgica SA+...........................       74,000         67,794
                       Centrais Electricas Brasileiras SA, Class B.................    5,349,000         67,437
                       Companhia Energetica de Minas Gerais........................    4,447,000         98,868
                       Companhia Siderurgica De Tubarao............................      650,000         35,380
                       Companhia Vale do Rio Doce, Class A.........................       26,000        654,784
                       Embraer -- Empresa Brasileira de Aeronautica SA.............       16,000        126,342
                       Embratel Participa SA+......................................    9,494,000         14,812
                       Gerdau SA...................................................        6,000        100,736
                       Klabin SA...................................................       27,000         49,781
                       Petroleo Brasileiro SA......................................       25,000        903,672
                       Sadia SA....................................................       22,000         41,996
                       Tele Centro Sul Participacoes SA............................   10,621,000         67,989
                       Tele Norte Leste Participacoes SA...........................       12,067        174,011
                       TeleCentro Oeste Celular Participacoes SA...................   10,883,455         35,460
                       Telesp Celular Participacoes SA+............................   19,101,000         46,786
                       Usinas Siderurgicas de Minas Gerais SA, Class A.............        4,000         81,877
                       Votorantim Celulos e Papel SA...............................        3,705         53,740
                                                                                                   -------------
                                                                                                      3,399,229
                                                                                                   -------------
                       GERMANY -- 0.1%
                       Henkel KGAA.................................................          816         73,221
                       Porsche AG..................................................          191        124,475
                       Pro Sieben Sat.1 Media AG...................................        2,817         51,743
                       RWE AG......................................................          137          6,660
                       Volkswagen AG...............................................        2,901        103,768
                                                                                                   -------------
                                                                                                        359,867
                                                                                                   -------------
                       SWITZERLAND -- 0.0%
                       Schindler Holdings AG.......................................           60         21,807
                                                                                                   -------------
                       TOTAL PREFERRED STOCK (cost $2,840,950).....................                   3,780,903
                                                                                                   -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $240,923,636)...                 286,857,070
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 13.2%                                   AMOUNT       (NOTE 2)(4)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.30% dated 01/31/05 to be repurchased
                         02/01/05 in the amount of $44,668,613 and collateralized
                         by $41,325,000 of United States Treasury Notes, bearing
                         interest at 12.75% due 11/15/10 having an approximate
                         value of $45,560,813 (cost $44,667,000)(3)................  $44,667,000   $ 44,667,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $285,590,636)@                            98.1%                    331,524,070
                       Other assets less liabilities --                   1.9                       6,412,610
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $337,936,680
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
              @  See Note 3 for cost of investments on a tax basis.
              ADR -- American Depository Receipt
              (1) Consists of more than one class of securities traded together as a unit.
              (2) Fair valued security; see Note 2.
              (3) The security or a portion thereof represents collateral for open futures contracts.
              (4) A substantial number of the Portfolio's holdings were valued using fair value procedures at January 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                       NUMBER OF                                                        VALUE AT       VALUE AS OF
                       CONTRACT              DESCRIPTION             EXPIRATION DATE   TRADE DATE    JANUARY 31, 2005
                       ----------------------------------------------------------------------------------------------
                       206 Long    CAC40 10 Euro Future............     March 2005      10,350,747      10,535,826
                       37 Short    DJ Euro Stoxx 50................     March 2005       1,429,031       1,444,047
                        67 Long    Euro DAX Index..................     March 2005       9,291,441       9,325,499
                        47 Long    FTSE 100 Index..................     March 2005       4,207,360       4,278,090
                        71 Long    Hang Seng Index.................   February 2005      6,197,860       6,238,522
                        22 Long    IBEX 35 Index Future............   February 2005      2,589,145       2,644,264
                        52 Long    MSCI Sing IX ETS................   February 2005      1,577,856       1,603,275
                       136 Long    MSCI Taiwan Index...............   February 2005      3,313,505       3,406,800
                       152 Long    OMXS30 Index....................   February 2005      1,607,970       1,613,735
                        84 Long    Topix Index Future..............     March 2005       9,038,866       9,268,370

                                    UNREALIZED
                       NUMBER OF   APPRECIATION
                       CONTRACT   (DEPRECIATION)
                       206 Long       185,079
                       37 Short       (15,016)
                        67 Long        34,058
                        47 Long        70,730
                        71 Long        40,662
                        22 Long        55,119
                        52 Long        25,419
                       136 Long        93,295
                       152 Long         5,765
                        84 Long       229,504
                                     --------
                                      724,615
                                     ========

---------------------
    192

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                             CONTRACT          DELIVERY            IN            GROSS UNREALIZED
                            TO DELIVER           DATE         EXCHANGE FOR         APPRECIATION
                       --------------------------------------------------------------------------
                       *EUR       13,209,570   03/16/05   USD       17,377,725      $ 150,369
                       *GBP        4,359,932   03/16/05   USD        8,345,755        156,632
                       *USD       21,584,954   03/16/05   JPY    2,250,894,359        208,466
                       *USD       13,618,040   04/06/05   JPY    1,409,480,744         51,068
                       USD         1,527,904   03/16/05   SGD        2,509,087          6,268
                                                                                    ---------
                                                                                      572,803
                                                                                    =========

                             CONTRACT          DELIVERY            IN            GROSS UNREALIZED
                            TO DELIVER           DATE         EXCHANGE FOR         DEPRECIATION
                       --------------------------------------------------------------------------
                       *USD       38,601,775   03/16/05   EUR       28,967,819        (823,186)
                       *USD       12,453,988   03/16/05   GBP        6,505,132        (235,604)
                       *JPY    1,318,457,157   03/16/05   USD       12,610,680        (154,775)
                       *JPY    1,409,480,744   04/06/05   USD       13,583,000         (86,108)
                       USD         1,642,716   03/16/05   SEK       11,056,960         (59,851)
                       USD         3,100,000   02/25/05   TWD       98,518,000          (5,772)
                                                                                   -----------
                                                                                    (1,365,296)
                                                                                   -----------
                              Net Unrealized Appreciation (Depreciation)......     $  (792,493)
                                                                                   ===========

              -----------------------------
               * Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                  EUR-Euro Dollar
                  GBP-Pound Sterling
                  JPY-Japanese Yen
                  SEK-Swedish Krona
                  SGD-Singapore Dollar
                  TWD-New Taiwan Dollar
                  USD-United States Dollar

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (UNAUDITED)

      INDUSTRY ALLOCATION*
      Banks.........................................      14.5%
      Telecommunications............................      13.3
      Electronics...................................      11.7
      Energy Services...............................      10.9
      Metals & Minerals.............................       7.0
      Financial Services............................       6.3
      Automotive....................................       3.4
      Insurance.....................................       3.3
      Chemicals.....................................       3.1
      Energy Sources................................       2.6
      Computer & Business Equipment.................       2.4
      Food, Beverage & Tobacco......................       2.1
      Retail........................................       2.1
      Drugs.........................................       1.6
      Business Services.............................       1.4
      Electrical Equipment..........................       1.3
      Repurchase Agreement..........................       1.3
      Broadcasting & Media..........................       1.2
      Computer Software.............................       1.2
      Multi-Industry................................       1.2
      Transportation................................       1.2
      Electric Utilities............................       1.0
      Leisure & Tourism.............................       1.0
      Gas & Pipeline Utilities......................       0.9
      Real Estate Companies.........................       0.9
      Building Materials............................       0.7
      Household Products............................       0.5
      Telephone.....................................       0.5
      Housing.......................................       0.4
      Internet Software.............................       0.4
      Entertainment Products........................       0.2
      Forest Products...............................       0.2
                                                      --------
                                                          99.8%
                                                      ========

      COUNTRY ALLOCATION*
      South Korea...................................      19.3%
      Taiwan........................................      13.5
      Brazil........................................      12.0
      South Africa..................................       7.2
      Hong Kong.....................................       6.5
      Mexico........................................       6.1
      Russia........................................       5.2
      India.........................................       4.8
      Thailand......................................       4.0
      Malaysia......................................       3.9
      Israel........................................       2.8
      Turkey........................................       2.4
      United States.................................       2.4
      Indonesia.....................................       2.3
      United Kingdom................................       1.8
      Sweden........................................       1.2
      China.........................................       1.1
      Hungary.......................................       1.1
      Canada........................................       0.9
      Egypt.........................................       0.4
      Chile.........................................       0.3
      Panama........................................       0.3
      Poland........................................       0.3
                                                      --------
                                                          99.8%
                                                      ========

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    194

---------------------

    SUNAMERICA SERIES TRUST
    EMERGING MARKETS PORTFOLIO
    Putnam Investment Management, LLC
                                        INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                      VALUE
                       COMMON STOCK -- 91.7%                                           SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 6.9%
                       Companhia Energetica de Minas Gerais Sponsored ADR..........      26,943   $    600,829
                       Companhia Siderurgica Nacional SA...........................      28,028        561,355
                       Companhia Vale do Rio Doce ADR..............................      25,656        776,094
                       Companhia Vale do Rio Doce Sponsored ADR....................      50,025      1,258,629
                       Gerdau SA Sponsored ADR.....................................      18,520        312,062
                       Gol Linhas Aereas Inteligentes SA ADR+......................       9,500        280,250
                       Petroleo Brasileiro SA ADR..................................      49,051      1,993,923
                       Tele Norte Leste Participacoes SA ADR.......................     126,336      1,820,502
                       Tractebel Energia SA........................................         496              1
                       Uniao de Bancos Brasileiros SA GDR..........................      59,887      1,843,921
                                                                                                  -------------
                                                                                                     9,447,566
                                                                                                  -------------
                       CANADA -- 0.9%
                       Petrokazakhstan, Inc., Class A+.............................      33,500      1,205,665
                                                                                                  -------------
                       CHILE -- 0.3%
                       Banco Santander Chile SA ADR................................      14,500        469,075
                                                                                                  -------------
                       CHINA -- 1.1%
                       Beijing Datang Power Generation Co., Ltd., Class H..........     604,000        430,247
                       China Life Insurance Co., Ltd., Class H+....................     381,000        253,885
                       Lianhua Supermarket Holdings Co., Ltd.(2)...................     284,000        324,018
                       Shanghai Forte Land Co., Ltd. ..............................   1,488,000        487,656
                                                                                                  -------------
                                                                                                     1,495,806
                                                                                                  -------------
                       EGYPT -- 0.4%
                       Orascom Telecom Holding SAE GDR(2)..........................      16,600        519,580
                                                                                                  -------------
                       HONG KONG -- 6.5%
                       China Merchants Holdings International Co., Ltd. ...........     240,000        472,320
                       China Mobile (Hong Kong), Ltd. .............................     598,000      1,878,074
                       China Netcom Group Corp., Ltd. .............................     560,500        806,083
                       China Telecom Corp., Class H................................   5,306,000      1,980,315
                       CNOOC, Ltd. ................................................   1,569,500        837,661
                       Cosco Pacific, Ltd. ........................................     298,000        621,584
                       Foxconn International Holdings, Ltd.+.......................     488,000        245,211
                       PetroChina Co., Ltd. .......................................   1,474,000        825,874
                       Yanzhou Coal Mining, Ltd. ..................................     570,000        815,384
                       Zhejiang Expressway.........................................     514,000        366,148
                                                                                                  -------------
                                                                                                     8,848,654
                                                                                                  -------------
                       HUNGARY -- 1.1%
                       MOL Magyar Olaj-es Gazipari Rt. ............................       7,504        501,183
                       OTP Bank, Ltd. ADR+*........................................       6,280        405,060
                       OTP Bank Rt. ...............................................      15,894        514,130
                       OTP Bank Rt. GDR............................................       1,555        100,135
                                                                                                  -------------
                                                                                                     1,520,508
                                                                                                  -------------
                       INDIA -- 4.8%
                       HDFC Bank, Ltd. ............................................      32,249        417,179
                       Hindalco Industries, Ltd. ..................................       8,019        238,944
                       Housing Development Finance Corp., Ltd. ....................      25,397        452,601
                       Infosys Technologies, Ltd. .................................       8,022        380,292

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       INDIA (continued)
                       Oil & Natural Gas Corp., Ltd. ..............................      63,824   $  1,198,201
                       Ranbaxy Laboratories, Ltd. .................................      21,304        529,586
                       Reliance Industries, Ltd. ..................................     136,433      1,665,520
                       Satyam Computer Services, Ltd. .............................     140,408      1,332,822
                       Tata Engineering & Locomotive Co., Ltd. ....................      36,054        416,961
                                                                                                  -------------
                                                                                                     6,632,106
                                                                                                  -------------
                       INDONESIA -- 2.3%
                       PT Bank Central Asia Tbk....................................   1,895,000        595,213
                       PT Hanjaya Mandala Sampoerna Tbk............................     976,000        793,620
                       PT Perusahaan Gas Negara....................................   1,305,000        362,609
                       PT Telekomunikasi Indonesia Tbk.............................   2,116,500      1,105,337
                       PT Unilever Indonesia Tbk...................................     716,000        273,463
                                                                                                  -------------
                                                                                                     3,130,242
                                                                                                  -------------
                       ISRAEL -- 2.8%
                       Bank Hapoalim, Ltd. ........................................     434,016      1,567,576
                       Check Point Software Technologies, Ltd.+....................      23,607        573,178
                       Teva Pharmaceutical Industries, Ltd. ADR....................      59,320      1,704,264
                                                                                                  -------------
                                                                                                     3,845,018
                                                                                                  -------------
                       MALAYSIA -- 3.9%
                       Airasia BHD(2)..............................................     723,200        337,015
                       Genting BHD.................................................     106,000        558,525
                       IOI Corp. BHD...............................................     171,000        418,546
                       IOI Properties BHD..........................................     367,000        724,971
                       Malayan Banking BHD.........................................     239,000        774,197
                       Malaysia International Shipping Corp. BHD...................      78,000        320,276
                       Petronas Dagangan BHD.......................................     168,000        353,696
                       Public Bank BHD.............................................     310,765        621,641
                       Tanjong, PLC................................................      88,000        338,143
                       Telekom Malaysia BHD........................................     104,000        301,225
                       YTL Corp. BHD...............................................     369,000        543,989
                                                                                                  -------------
                                                                                                     5,292,224
                                                                                                  -------------
                       MEXICO -- 6.1%
                       America Movil SA de CV, Series L ADR........................      36,843      1,954,889
                       Cemex SA de CV Sponsored ADR................................      52,588      1,970,998
                       Grupo Televisa SA Sponsored ADR.............................      13,795        811,560
                       Telefonos de Mexico SA de CV ADR............................      50,332      1,874,867
                       Urbi Desarrollo Urbanos SA de CV+...........................      94,270        510,433
                       Wal-Mart de Mexico SA de CV, Series V.......................     357,012      1,232,891
                                                                                                  -------------
                                                                                                     8,355,638
                                                                                                  -------------
                       PANAMA -- 0.3%
                       Banco Latinoamericano de Exportaciones SA...................      20,800        458,432
                                                                                                  -------------
                       POLAND -- 0.3%
                       Polski Koncern Naftowy Orlen SA.............................      34,509        420,282
                                                                                                  -------------
                       RUSSIA -- 5.2%
                       LUKOIL Sponsored ADR........................................      25,971      3,220,404
                       Mechel Steel Group OAO ADR+.................................      24,200        641,300
                       RAO Unified Energy Systems Sponsored ADR....................      23,678        700,869
                       Sberbank RF GDR+............................................      26,868      1,327,010
                       Surgutneftegaz-SP Sponsored ADR.............................      19,400        725,560
                       Vimpel-Communications Sponsored ADR+........................      13,700        495,940
                                                                                                  -------------
                                                                                                     7,111,083
                                                                                                  -------------
                       SOUTH AFRICA -- 7.2%
                       African Bank Investments, Ltd. .............................     281,059        788,229
                       Anglo American Platinum Corp., Ltd. ........................       7,788        280,184
                       AVI, Ltd. ..................................................     120,000        476,966

---------------------
    196

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       SOUTH AFRICA (continued)
                       Impala Platinum Holdings, Ltd. .............................      12,324   $  1,027,196
                       MTN Group, Ltd. ............................................     243,362      1,826,395
                       Murray & Roberts Holdings, Ltd. ............................     194,900        471,741
                       Sanlam, Ltd. ...............................................     743,187      1,564,851
                       Sappi, Ltd. ................................................      24,099        308,150
                       Sasol, Ltd. ................................................      76,587      1,545,146
                       Standard Bank Group, Ltd. ..................................     145,386      1,573,053
                                                                                                  -------------
                                                                                                     9,861,911
                                                                                                  -------------
                       SOUTH KOREA -- 18.7%
                       Amorepacific Corp. .........................................       1,650        358,465
                       Cheil Communications, Inc. .................................       1,870        279,706
                       Daelim Industrial Co. ......................................      13,720        738,689
                       Daishin Securities Co. .....................................      26,020        391,814
                       Hanjin Shipping.............................................      27,300        597,524
                       Hanwha Chem Corp.+..........................................      38,420        411,130
                       Hyundai Department Store Co., Ltd+..........................      12,850        474,043
                       Hyundai Mobis...............................................      15,050      1,029,501
                       Hyundai Motor Co., Ltd. ....................................      30,460      1,730,408
                       Hyundai Motor Co., Ltd. GDR+(2).............................      12,700        358,775
                       Kookmin Bank+...............................................      48,572      2,098,457
                       Korea Electric Power Corp. .................................      36,990      1,003,358
                       KT Corp. Sponsored ADR......................................      13,450        291,327
                       LG Electronics, Inc. .......................................      25,320      1,746,977
                       LG Engineering & Construction, Ltd. ........................      27,050        754,731
                       POSCO.......................................................       3,030        551,540
                       POSCO ADR...................................................       5,452        245,340
                       Samsung Electronics Co., Ltd. ..............................      17,399      8,406,992
                       Samsung Fire & Marine Insurance Co. ........................       8,140        635,332
                       Samsung SDI Co., Ltd. ......................................       7,990        870,590
                       Shinhan Financial Group Co., Ltd. ..........................      26,270        661,479
                       Shinsegae Co., Ltd. ........................................       2,660        747,828
                       SK Telecom Co., Ltd. ADR....................................      57,423      1,146,163
                                                                                                  -------------
                                                                                                    25,530,169
                                                                                                  -------------
                       SWEDEN -- 1.2%
                       Vostok Nafta Investment, Ltd.+..............................      94,240      1,684,959
                                                                                                  -------------
                       TAIWAN -- 13.5%
                       Acer, Inc. .................................................     526,150        825,769
                       Advantech Co., Ltd. ........................................     167,000        385,179
                       AU Optronics Corp...........................................     173,000        261,523
                       Cathay Financial Holding Co., Ltd. .........................   1,067,000      2,095,419
                       Chi Mei Optoelectronics Corp. ..............................     172,000        247,077
                       Chinatrust Financial Holding Co., Ltd. .....................     323,193        362,226
                       Chunghwa Telecom Co., Ltd...................................     325,000        652,375
                       Formosa Chemicals & Fibre Corp. ............................     170,880        313,957
                       Formosa Plastic Corp. ......................................     485,288        845,307
                       Fubon Financial Holding Co., Ltd. ..........................     628,034        627,584
                       Fubon Financial Holding Co., Ltd. GDR(2)....................      29,200        290,540
                       Hon Hai Precision Industry Co., Ltd. .......................     301,032      1,324,472
                       Mega Financial Holdings Co., Ltd.+..........................   1,057,000        700,041
                       Nan Ya Plastic Corp. .......................................     340,098        499,424
                       Novatek Microelectronics Corp., Ltd. .......................     182,940        718,057
                       President Chain Store Corp. ................................     245,342        392,320
                       Quanta Computer, Inc. ......................................     370,000        615,494
                       Siliconware Precision Industries Co. .......................     646,900        509,935
                       Taishin Financial Holdings Co., Ltd.+.......................     747,940        672,760
                       Taiwan Semiconductor Manufacturing Co., Ltd. ...............   2,044,180      3,338,197
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR............      41,200        360,500
                       Tong Yang Industry Co., Ltd. ...............................     229,143        330,929

                                                           ---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       TAIWAN (continued)
                       United Microelectronics Corp.+..............................     666,710   $    424,968
                       Wan Hai Lines, Ltd. ........................................     452,215        447,387
                       Yuanta Core Pacific Securities Co. .........................   1,025,310        751,154
                       Zyxel Communications Corp. .................................     233,097        504,313
                                                                                                  -------------
                                                                                                    18,496,907
                                                                                                  -------------
                       THAILAND -- 4.0%
                       Advanced Info Service PCL...................................     124,600        342,610
                       AEON Thana Sinsap (Thailand) PCL............................      85,700         85,589
                       Bangkok Bank PCL+...........................................     140,400        422,475
                       Electricity Generating PCL..................................     207,200        443,424
                       Kasikornbank PCL+...........................................     447,800        673,733
                       Krung Thai Bank PCL.........................................   3,017,800        798,484
                       PTT PCL.....................................................     240,900      1,149,821
                       Siam Cement PCL+............................................     135,300        891,471
                       Thai Airways International PCL(2)...........................     413,900        507,309
                       Thai Union Frozen Products PCL..............................     182,600        129,075
                                                                                                  -------------
                                                                                                     5,443,991
                                                                                                  -------------
                       TURKEY -- 2.4%
                       Akbank TAS..................................................     173,590      1,086,386
                       Denizbank AS+(2)............................................     218,348        653,642
                       Dogan Yayin Holding AS+.....................................     279,546        766,556
                       Ford Otomotiv Sanayi AS.....................................      93,889        801,532
                                                                                                  -------------
                                                                                                     3,308,116
                                                                                                  -------------
                       UNITED KINGDOM -- 1.8%
                       Anglo American, PLC.........................................      73,625      1,709,294
                       Old Mutual, PLC.............................................     300,621        714,297
                                                                                                  -------------
                                                                                                     2,423,591
                                                                                                  -------------
                       TOTAL COMMON STOCK (cost $95,786,383).......................                125,501,523
                                                                                                  -------------
                       PREFERRED STOCK -- 5.7%
                       ----------------------------------------------------------------------------------------
                       BRAZIL -- 5.1%
                       Banco Itau Holding Financeira SA............................       6,700        998,271
                       Banco Itau SA ADR...........................................       4,515        337,903
                       Bradespar SA(2).............................................      12,875        446,637
                       Brasil Telecom Participacoes SA ADR.........................      16,991        553,907
                       Companhia de Bebidas das Americas Preferred ADR.............      28,354        723,027
                       Companhia Energetica de Minas Gerais........................         611             14
                       Companhia Paulista de Forca e Luz, Class A..................          68              4
                       Companhia Paulista de Forca e Luz, Class C..................          40              2
                       CPFL Geracao de Energia SA..................................         116              0
                       Perdigao SA.................................................      23,800        488,079
                       Petroleo Brasileiro SA ADR..................................      77,025      2,761,346
                       Telemar Norte Leste SA......................................      29,720        667,583
                       Tractebel Energia SA, Pref B................................         504              1
                                                                                                  -------------
                                                                                                     6,976,774
                                                                                                  -------------
                       SOUTH KOREA -- 0.6%
                       Samsung Electronics Co., Ltd. ..............................       2,470        771,739
                                                                                                  -------------
                       TOTAL PREFERRED STOCK (cost $5,235,668).....................                  7,748,513
                                                                                                  -------------

---------------------
    198

                                                                                                      VALUE
                       RIGHTS -- 0.0%+                                                 SHARES      (NOTE 2)(3)
                       ----------------------------------------------------------------------------------------
                       THAILAND -- 0.0%
                       True Corp., PCL(1) (cost $0)................................     124,768   $          0
                                                                                                  -------------

                       EXCHANGE-TRADED FUNDS -- 1.1%
                       ----------------------------------------------------------------------------------------
                       UNITED STATES -- 1.1%
                       iShares MSCI Emerging Markets Index (cost $1,548,425).......       7,900      1,586,162
                                                                                                  -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $102,570,476)...                134,836,198
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.3%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       Agreement with Bank of America NA, bearing interest at
                         2.49%, dated 01/31/05, to be repurchased 02/01/05 in the
                         amount of $1,781,123 and collateralized by $1,820,000 of
                         Federal National Mtg. Assoc. Disc. Notes, bearing interest at 2.54%, due 02/08/05 and having an approximate value of
                         $1,818,963 (cost $1,781,000)..............................  $1,781,000      1,781,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $104,351,476)@                           99.8%                       136,617,198
                       Other assets less liabilities --                  0.2                            280,656
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $136,897,854
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. The Portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005 the aggregate value of these securities was $405,060 representing 0.3% of net assets. Unless otherwise indicated, these securities are not considered illiquid.
               @ See Note 3 for cost of investments on a tax basis.
              (1) Fair valued security; see Note 2
              (2) Illiquid security
              (3) A substantial number of the Portfolio's holdings were valued using fair value procedures at January 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              TOTAL RETURN SWAP
              ------------------------------------------------------------------

                                                                                     NOTIONAL   TERMINATION    UNREALIZED
                                                                                      AMOUNT       DATE       APPRECIATION
                       ---------------------------------------------------------------------------------------------------
                       Agreement with UBS AG dated September 7, 2004 to receive
                         quarterly the total return on Hanaro Telecom and pay
                         quarterly the notional amount multiplied by the three
                         month USD-LIBOR plus 0.40%................................  $380,506    09/12/05       $60,748
                                                                                                                =======

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC
                                           PORTFOLIO PROFILE -- JANUARY 31, 2005
                                                                     (unaudited)

      INDUSTRY ALLOCATION*
      Telecommunications..............................      10.1%
      Banks...........................................       9.5
      Insurance.......................................       8.2
      Energy Services.................................       7.3
      Electronics.....................................       6.8
      Chemicals.......................................       4.5
      Drugs...........................................       4.5
      Automotive......................................       4.4
      Business Services...............................       4.4
      U.S. Government Obligations.....................       4.3
      Food, Beverage & Tobacco........................       4.1
      Broadcasting & Media............................       3.3
      Transportation..................................       3.2
      Metals & Minerals...............................       2.9
      Aerospace & Military Technology.................       2.8
      Entertainment Products..........................       2.6
      Forest Products.................................       2.6
      U.S. Government Agencies........................       2.4
      Machinery.......................................       2.3
      Electric Utilities..............................       1.8
      Leisure & Tourism...............................       1.7
      Energy Sources..................................       1.2
      Internet Software...............................       1.1
      Real Estate Companies...........................       0.9
      Gas & Pipeline Utilities........................       0.8
      Multi-Industry..................................       0.8
      Retail Grocery..................................       0.7
      Electrical Equipment............................       0.6
                                                          ------
                                                            99.8%
                                                          ======

      COUNTRY ALLOCATION*
      United Kingdom..................................      20.1%
      Japan...........................................       8.8
      United States...................................       8.3
      Germany.........................................       7.1
      France..........................................       7.0
      Netherlands.....................................       6.7
      Sweden..........................................       5.3
      Spain...........................................       4.9
      Australia.......................................       4.2
      Switzerland.....................................       3.9
      Korea...........................................       3.2
      South Korea.....................................       3.1
      Hong Kong.......................................       2.6
      Canada..........................................       2.3
      Finland.........................................       2.3
      Italy...........................................       2.3
      Denmark.........................................       1.2
      Norway..........................................       1.2
      Israel..........................................       1.0
      Mexico..........................................       1.0
      Portugal........................................       1.0
      Singapore.......................................       0.9
      Taiwan..........................................       0.8
      Brazil..........................................       0.6
                                                          ------
                                                            99.8%
                                                          ======

    -------------------
    * Calculated as a percentage of net assets.

---------------------
    200

---------------------

    SUNAMERICA SERIES TRUST
    FOREIGN VALUE PORTFOLIO
    Templeton Investment Counsel, LLC   INVESTMENT PORTFOLIO -- JANUARY 31, 2005

                                                                                                     VALUE
                       COMMON STOCK -- 93.1%                                          SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       AUSTRALIA -- 4.2%
                       Alumina, Ltd. ..............................................    365,140   $  1,733,281
                       AMP, Ltd.+..................................................    465,747      2,757,667
                       Iluka Resources, Ltd. ......................................    239,110      1,161,087
                       Mayne Nickless, Ltd. .......................................    500,570      1,781,311
                       National Australia Bank, Ltd. ..............................    125,650      2,887,588
                                                                                                 -------------
                                                                                                   10,320,934
                                                                                                 -------------
                       BRAZIL -- 0.6%
                       Empresa Brasileira de Aeronautica SA ADR....................     45,520      1,449,812
                                                                                                 -------------
                       CANADA -- 2.3%
                       Alcan, Inc. ................................................     36,980      1,474,552
                       BCE, Inc. ..................................................     95,890      2,286,094
                       Celestica, Inc.+............................................    135,690      1,765,615
                       Novelis, Inc. ..............................................      7,396        164,885
                                                                                                 -------------
                                                                                                    5,691,146
                                                                                                 -------------
                       DENMARK -- 1.2%
                       ISS AS......................................................     28,930      1,651,838
                       Vestas Wind Systems AS+.....................................    118,543      1,423,492
                                                                                                 -------------
                                                                                                    3,075,330
                                                                                                 -------------
                       FINLAND -- 2.3%
                       Metsa-Serla Oyj, Class B....................................     95,460        516,511
                       Stora Enso Oyj..............................................    173,730      2,498,973
                       UPM-Kymmene Oyj.............................................    127,114      2,689,383
                                                                                                 -------------
                                                                                                    5,704,867
                                                                                                 -------------
                       FRANCE -- 7.0%
                       Accor SA....................................................     48,040      2,102,936
                       AXA+........................................................    116,523      2,829,717
                       Michelin SA, Class B........................................     47,450      3,071,410
                       Sanofi-Synthelabo SA........................................     44,606      3,324,694
                       Suez SA.....................................................     79,400      2,137,507
                       Total SA....................................................     10,900      2,341,007
                       Valeo SA....................................................     41,370      1,684,861
                                                                                                 -------------
                                                                                                   17,492,132
                                                                                                 -------------
                       GERMANY -- 7.1%
                       BASF AG.....................................................     59,239      4,047,647
                       Bayer AG....................................................     69,440      2,268,201
                       Deutsche Post AG............................................    168,854      3,935,605
                       E.ON AG.....................................................     41,020      3,675,911
                       Gehe AG.....................................................      4,200        325,898
                       Lanxess AG+.................................................      6,944        134,309
                       Muenchener Rueckversicherungs-Gesellschaft AG...............      6,752        772,584
                       Volkswagen AG...............................................     50,130      2,406,088
                                                                                                 -------------
                                                                                                   17,566,243
                                                                                                 -------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       HONG KONG -- 2.6%
                       Cheung Kong Holdings, Ltd. .................................    241,000   $  2,212,071
                       Hutchison Whampoa, Ltd.+....................................    216,000      1,968,743
                       Swire Pacific Ltd., Class A.................................    279,500      2,194,848
                                                                                                 -------------
                                                                                                    6,375,662
                                                                                                 -------------
                       ISRAEL -- 1.0%
                       Check Point Software Technologies, Ltd.+....................    107,120      2,600,874
                                                                                                 -------------
                       ITALY -- 2.3%
                       Eni SpA.....................................................    149,680      3,644,481
                       Riunione Adriatica di Sicurta SpA...........................     96,775      2,185,034
                                                                                                 -------------
                                                                                                    5,829,515
                                                                                                 -------------
                       JAPAN -- 8.8%
                       DDI Corp. ..................................................        324      1,650,741
                       East Japan Railway Co. .....................................        464      2,500,262
                       Fuji Photo Film Co., Ltd. ..................................     47,500      1,722,278
                       Hitachi, Ltd. ..............................................    349,000      2,330,732
                       NEC Corp. ..................................................    322,000      1,840,152
                       Nintendo Co., Ltd. .........................................     22,000      2,487,686
                       Nippon Telegraph & Telephone Corp. .........................        559      2,351,433
                       Olympus Optical Co., Ltd. ..................................     43,313        901,157
                       Ono Pharmaceutical Co., Ltd. ...............................      6,500        351,473
                       Sompo Japan Insurance, Inc. ................................    199,000      1,953,887
                       Sony Corp. .................................................     62,800      2,325,974
                       Takeda Chemical Industries, Ltd. ...........................     29,700      1,411,665
                                                                                                 -------------
                                                                                                   21,827,440
                                                                                                 -------------
                       KOREA -- 3.2%
                       Korea Electric Power Corp. ADR..............................    169,510      2,340,933
                       Samsung Electronics Co., Ltd. GDR+*.........................     23,613      5,667,120
                                                                                                 -------------
                                                                                                    8,008,053
                                                                                                 -------------
                       MEXICO -- 1.0%
                       Telefonos de Mexico SA de CV ADR............................     64,920      2,418,270
                                                                                                 -------------
                       NETHERLANDS -- 6.7%
                       Akzo Nobel NV...............................................     61,884      2,584,538
                       IHC Caland NV...............................................     23,830      1,503,896
                       ING Groep NV................................................    125,600      3,624,093
                       Koninklijke Philips Electronics NV..........................    109,383      2,852,226
                       Reed Elsevier NV............................................    111,010      1,498,298
                       Unilever NV.................................................     42,900      2,795,712
                       Wolters Kluwer NV...........................................     97,810      1,763,804
                                                                                                 -------------
                                                                                                   16,622,567
                                                                                                 -------------
                       NORWAY -- 1.2%
                       Telenor ASA.................................................    334,190      3,073,331
                                                                                                 -------------
                       PORTUGAL -- 1.0%
                       Portugal Telecom SGPS SA....................................    201,310      2,490,924
                                                                                                 -------------
                       SINGAPORE -- 0.9%
                       DBS Group Holdings, Ltd. ...................................    241,300      2,329,928
                                                                                                 -------------
                       SOUTH KOREA -- 3.1%
                       Kookmin Bank Sponsored ADR+.................................     57,120      2,479,008
                       KT Corp. Sponsored ADR......................................     85,380      1,849,331

---------------------
    202

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       SOUTH KOREA (continued)
                       POSCO ADR...................................................     28,990   $  1,304,550
                       SK Telecom Co., Ltd. ADR....................................    100,820      2,012,367
                                                                                                 -------------
                                                                                                    7,645,256
                                                                                                 -------------
                       SPAIN -- 4.9%
                       Banco Santander Central Hispano SA..........................    301,010      3,569,654
                       Endesa SA...................................................     27,470        625,713
                       Iberdrola SA................................................     73,410      1,819,028
                       Repsol YPF SA Sponsored ADR.................................    117,640      3,009,231
                       Telefonica SA...............................................    167,061      3,042,868
                                                                                                 -------------
                                                                                                   12,066,494
                                                                                                 -------------
                       SWEDEN -- 5.3%
                       Atlas Copco AB, Class A.....................................     69,680      3,247,470
                       Holmen AB, Class B..........................................     24,480        815,545
                       Nordea AB...................................................    389,101      3,599,233
                       Securitas AB, Class B.......................................    180,990      2,857,478
                       Volvo AB, Class B...........................................     64,634      2,623,030
                                                                                                 -------------
                                                                                                   13,142,756
                                                                                                 -------------
                       SWITZERLAND -- 3.9%
                       Lonza Group AG..............................................     33,600      2,066,270
                       Nestle SA...................................................     10,431      2,733,860
                       Swiss Reinsurance...........................................     34,984      2,387,900
                       UBS AG......................................................     30,620      2,480,734
                                                                                                 -------------
                                                                                                    9,668,764
                                                                                                 -------------
                       TAIWAN -- 0.8%
                       Chunghwa Telecom Co., Ltd. ADR..............................     97,190      2,104,163
                                                                                                 -------------
                       UNITED KINGDOM -- 20.1%
                       BAE Systems, PLC............................................    691,920      3,195,659
                       BHP Billiton, PLC...........................................    109,860      1,360,350
                       Boots Group, PLC............................................    141,220      1,772,793
                       BP, PLC.....................................................    243,920      2,418,480
                       British Airways, PLC+.......................................    424,950      2,132,975
                       British Sky Broadcasting Group, PLC.........................    186,850      1,989,599
                       Cable & Wireless, PLC.......................................    460,580      1,065,639
                       Cadbury Schweppes, PLC......................................    260,030      2,329,932
                       Compass Group, PLC..........................................    512,420      2,328,144
                       GKN, PLC....................................................    247,650      1,135,286
                       GlaxoSmithKline, PLC........................................    128,250      2,847,762
                       HSBC Holdings, PLC..........................................    157,345      2,605,613
                       National Grid Group, PLC....................................    214,330      2,087,977
                       Pearson, PLC................................................    151,710      1,761,023
                       Rentokil Initial, PLC.......................................    826,550      2,367,953
                       Rolls-Royce Group, PLC+.....................................    488,280      2,398,164
                       Royal Bank of Scotland Group, PLC+..........................    108,860      3,606,099
                       Shell Transport & Trading Co. PLC Sponsored ADR.............     70,570      3,724,685
                       Shire Pharmaceuticals Group, PLC+...........................    240,620      2,807,280
                       Smiths Industries, PLC......................................    159,010      2,517,628
                       Vodafone Group, PLC.........................................    921,850      2,386,509
                       Yell Group, PLC.............................................    144,480      1,243,891
                                                                                                 -------------
                                                                                                   50,083,441
                                                                                                 -------------

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES      (NOTE 2)(1)
                       ---------------------------------------------------------------------------------------
                       UNITED STATES -- 1.6%
                       ACE, Ltd. ..................................................     44,270   $  1,921,318
                       XL Capital, Ltd., Class A...................................     26,370      1,971,949
                                                                                                 -------------
                                                                                                    3,893,267
                                                                                                 -------------
                       TOTAL LONG-TERM INVESTMENT SECURITIES (cost $194,005,190)...               231,481,169
                                                                                                 -------------

                                                                                     PRINCIPAL
                       SHORT-TERM INVESTMENT SECURITIES -- 6.7%                        AMOUNT
                       ----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 2.4%
                       Federal Home Loan Bank Consolidated Disc. Note 2.31% due
                         02/01/05..................................................  $6,112,000      6,112,000
                                                                                                  -------------
                       U.S. TREASURY BILLS -- 4.3%
                       United States Treasury Bills 2.09% due 03/17/05.............     635,000        635,000
                       United States Treasury Bills 2.15% due 02/24/05.............   1,383,000      1,383,000
                       United States Treasury Bills 2.27% due 04/14/05.............   4,458,000      4,437,154
                       United States Treasury Bills 2.27% due 04/21/05.............   4,220,000      4,197,740
                                                                                                  -------------
                                                                                                    10,652,894
                                                                                                  -------------
                       TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $16,762,947)...                 16,764,894
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $210,768,137)@                            99.8%                      248,246,063
                       Other assets less liabilities --                   0.2                           498,303
                                                                        ------                     -------------
                       NET ASSETS --                                    100.0%                     $248,744,366
                                                                        ======                     =============

              -----------------------------
               +  Non-income producing security
               @ See Note 3 for cost of investments on a tax basis.
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At January 31, 2005, the aggregate value of these securities was $5,667,120 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
              (1) A substantial number of the Portfolio's holdings were valued using fair value procedures at January 31, 2005. See Note 2 regarding fair value pricing procedures for foreign equity securities.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

---------------------
    204

                                  (This page intentionally left blank)

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JANUARY 31, 2005

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   ------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................    $        --    $370,714,843   $129,422,181   $347,075,886   $91,065,627
   Long-term investment securities, at
     value (affiliated)*..................             --             --             --             --           --
   Short-term investment securities, at
     value*...............................     401,380,559     59,628,000        856,000            --           --
   Repurchase agreements (cost equals
     market)..............................             --             --             --             --     3,023,000
                                              -----------------------------------------------------------------------
   Total investments......................     401,380,559    430,342,843    130,278,181    347,075,886   94,088,627
                                              -----------------------------------------------------------------------
   Cash...................................          54,214      2,342,862            889            --           --
   Foreign cash*..........................             --             --       2,193,025        187,903      142,788
   Deposit with broker for securities sold
     short................................             --             --             --       2,526,434          --
   Due from broker........................             --             --         540,090            --       375,233
   Receivables for --
     Fund shares sold.....................       3,302,324        721,435        215,575      1,393,651       70,244
     Dividends and interest...............         488,182      6,184,546      1,601,956      5,825,684    1,669,662
     Investments sold.....................             --         621,811      3,978,192     14,832,264      943,861
   Prepaid expenses and other assets......           2,192          2,149            805          2,139          568
   Due from investment adviser for expense
     reimbursements/fee waivers...........             --             --             --             --           --
   Variation margin on futures
     contracts............................             --             --             --             --         6,716
   Unrealized appreciation on forward
     foreign currency contracts...........             --             --             --             --         2,949
   Unrealized appreciation on swap
     contracts............................             --             --             --             --           --
                                              -----------------------------------------------------------------------
   Total assets...........................     405,227,471    440,215,646    138,808,713    371,843,961   97,300,648
                                              -----------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................      11,066,762        541,494        170,790        475,868      110,528
     Investments purchased................             --       3,836,136      1,266,691      2,735,489    1,461,631
     Interest on securities sold short....             --             --             --          35,495          --
     Accrued foreign tax on capital
       gains..............................             --             --             --             --           --
     Investment advisory and management
       fees...............................         162,015        202,998         79,235        189,943       64,364
     Service fees -- Class 2..............           6,939          8,029          2,064          5,822        1,025
     Service fees -- Class 3..............          23,014         18,843          3,650          9,182          240
     Trustees' fees and expenses..........             630            390            186            426          130
   Other accrued expenses.................          85,360         91,291         67,511         99,625       53,921
   Line of credit.........................             --             --             --       8,464,131          --
   Variation margin on futures
     contracts............................             --             --         142,903            --           --
   Due to custodian.......................             --             --             --         409,432       64,132
   Securities sold short, at value#.......             --             --             --       3,385,278          --
   Unrealized depreciation on forward
     foreign currency contracts...........             --             --          42,389            --           --
                                              -----------------------------------------------------------------------
   Total liabilities......................      11,344,720      4,699,181      1,775,419     15,810,691    1,755,971
                                              -----------------------------------------------------------------------
   NET ASSETS.............................    $393,882,751   $435,516,465   $137,033,294   $356,033,270   $95,544,677
                                              =======================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................    $        --    $355,436,524   $117,831,802   $317,227,935   $88,682,573
                                              =======================================================================
      Long-term investment securities
        (affiliated)......................    $        --    $        --    $        --    $        --    $      --
                                              =======================================================================
      Short-term investment securities....    $401,478,167   $ 59,628,000   $    856,000   $        --    $      --
                                              =======================================================================
      Foreign cash........................    $        --    $        --    $  2,172,079   $    175,274   $  143,292
                                              =======================================================================
   #  Proceeds from securities sold
     short................................    $        --    $        --    $        --    $  3,394,096   $      --
                                              =======================================================================


                                             SUNAMERICA     MFS TOTAL
                                              BALANCED        RETURN
   ---------------------------------------  ---------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $311,375,439   $930,256,932
   Long-term investment securities, at
     value (affiliated)*..................           --             --
   Short-term investment securities, at
     value*...............................           --      19,309,000
   Repurchase agreements (cost equals
     market)..............................     4,084,000            --
                                            ---------------------------
   Total investments......................   315,459,439    949,565,932
                                            ---------------------------
   Cash...................................       410,586            --
   Foreign cash*..........................           --             --
   Deposit with broker for securities sold
     short................................           --             --
   Due from broker........................           --             --
   Receivables for --
     Fund shares sold.....................       251,822      1,197,307
     Dividends and interest...............     1,288,998      4,299,993
     Investments sold.....................     5,000,915      4,959,780
   Prepaid expenses and other assets......        29,817          4,871
   Due from investment adviser for expense
     reimbursements/fee waivers...........           --             --
   Variation margin on futures
     contracts............................           --             --
   Unrealized appreciation on forward
     foreign currency contracts...........           --             --
   Unrealized appreciation on swap
     contracts............................           --             --
                                            ---------------------------
   Total assets...........................   322,441,577    960,027,883
                                            ---------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       204,360        597,123
     Investments purchased................     7,407,617      9,442,925
     Interest on securities sold short....           --             --
     Accrued foreign tax on capital
       gains..............................           --             --
     Investment advisory and management
       fees...............................       168,394        523,682
     Service fees -- Class 2..............         3,405         18,752
     Service fees -- Class 3..............         2,591         29,320
     Trustees' fees and expenses..........         1,172          1,030
   Other accrued expenses.................        94,116        168,343
   Line of credit.........................           --             --
   Variation margin on futures
     contracts............................           --             --
   Due to custodian.......................           --           3,357
   Securities sold short, at value#.......           --             --
   Unrealized depreciation on forward
     foreign currency contracts...........           --             --
                                            ---------------------------
   Total liabilities......................     7,881,655     10,784,532
                                            ---------------------------
   NET ASSETS.............................  $314,559,922   $949,243,351
                                            ===========================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................  $296,410,403   $853,031,987
                                            ===========================
      Long-term investment securities
        (affiliated)......................  $        --    $        --
                                            ===========================
      Short-term investment securities....  $        --    $ 19,309,000
                                            ===========================
      Foreign cash........................  $        --    $        --
                                            ===========================
   #  Proceeds from securities sold
     short................................  $        --    $        --
                                            ===========================

    See Notes to Financial Statements

---------------------
    206

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                  CASH        CORPORATE        GLOBAL       HIGH-YIELD     WORLDWIDE
                                               MANAGEMENT        BOND           BOND           BOND       HIGH INCOME
   -------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................    $391,397,855   $414,210,023   $120,217,217   $427,574,486   $142,024,115
   Accumulated undistributed net
     investment income (loss).............       3,430,737     21,021,368      4,564,524     28,894,170      6,817,919
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........        (848,233)   (14,993,245)       819,077   (130,304,784)   (55,688,855)
   Unrealized appreciation (depreciation)
     on investments.......................         (97,608)    15,278,319     11,590,379     29,847,951      2,383,054
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........             --             --        (132,448)           --           6,230
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......             --             --         (25,455)        12,629          2,214
   Unrealized appreciation (depreciation)
     on securities sold short.............             --             --             --           8,818            --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........             --             --             --             --             --
                                              ------------------------------------------------------------------------
                                              $393,882,751   $435,516,465   $137,033,294   $356,033,270   $ 95,544,677
                                              ========================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................    $227,569,662   $279,089,914   $102,784,888   $269,008,026   $ 86,357,327
   Shares of beneficial interest issued
     and outstanding......................      21,279,544     23,218,491      8,758,436     36,874,417     11,245,798
   Net asset value, offering and
     redemption price per share...........    $      10.69   $      12.02   $      11.74   $       7.30   $       7.68
                                              ========================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................    $ 56,608,846   $ 63,706,258   $ 16,528,257   $ 44,426,499   $  8,063,923
   Shares of beneficial interest issued
     and outstanding......................       5,301,889      5,307,739      1,414,354      6,099,725      1,053,539
   Net asset value, offering and
     redemption price per share...........    $      10.68   $      12.00   $      11.69   $       7.28   $       7.65
                                              ========================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................    $109,704,243   $ 92,720,293   $ 17,720,149   $ 42,598,745   $  1,123,427
   Shares of beneficial interest issued
     and outstanding......................      10,288,079      7,735,760      1,519,899      5,854,523        147,024
   Net asset value, offering and
     redemption price per share...........    $      10.66   $      11.99   $      11.66   $       7.28   $       7.64
                                              ========================================================================


                                             SUNAMERICA      MFS TOTAL
                                              BALANCED         RETURN
   ---------------------------------------  ----------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................  $ 421,039,123   $812,304,109
   Accumulated undistributed net
     investment income (loss).............      6,658,955     20,865,204
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........   (128,103,192)    38,846,961
   Unrealized appreciation (depreciation)
     on investments.......................     14,965,036     77,224,945
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........            --             --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......            --           2,132
   Unrealized appreciation (depreciation)
     on securities sold short.............            --             --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........            --             --
                                            ----------------------------
                                            $ 314,559,922   $949,243,351
                                            ============================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 275,323,087   $660,463,854
   Shares of beneficial interest issued
     and outstanding......................     19,928,232     37,605,231
   Net asset value, offering and
     redemption price per share...........  $       13.82   $      17.56
                                            ============================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  26,777,095   $146,905,903
   Shares of beneficial interest issued
     and outstanding......................      1,940,586      8,374,408
   Net asset value, offering and
     redemption price per share...........  $       13.80   $      17.54
                                            ============================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $  12,459,740   $141,873,594
   Shares of beneficial interest issued
     and outstanding......................        904,026      8,096,065
   Net asset value, offering and
     redemption price per share...........  $       13.78   $      17.52
                                            ============================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                                                                     FEDERATED         DAVIS
                                              TELECOM       EQUITY       EQUITY        GROWTH-        AMERICAN        VENTURE
                                              UTILITY       INCOME        INDEX         INCOME       LEADERS**         VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................  $53,539,296   $7,189,545   $45,195,549   $881,266,875   $256,008,148   $2,298,454,572
   Long-term investment securities, at
     value (affiliated)*..................          --           --        721,434            --             --        49,219,368
   Short-term investment securities, at
     value*...............................    1,720,000          --         99,849            --       3,945,000       19,435,000
   Repurchase agreements (cost equals
     market)..............................          --           --        831,000            --             --               --
                                            -------------------------------------------------------------------------------------
   Total investments......................   55,259,296    7,189,545    46,847,832    881,266,875    259,953,148    2,367,108,940
                                            -------------------------------------------------------------------------------------
   Cash...................................          281          --            896            --             518              253
   Foreign cash*..........................          --           --            --             --             --           304,201
   Deposit with broker for securities sold
     short................................          --           --            --             --             --               --
   Due from broker........................          --           --            --             --             --               --
   Receivables for --
     Fund shares sold.....................        1,353          --          8,989        222,289        214,829        1,604,487
     Dividends and interest...............      266,874        8,503        36,970        343,816        209,587        1,169,878
     Investments sold.....................          --           439           --      24,212,066      7,217,167        2,242,600
   Prepaid expenses and other assets......          315           54           287          5,870          1,475           13,115
   Due from investment adviser for expense
     reimbursements/fee waivers...........          --        10,622         8,663            --             --               --
   Variation margin on futures
     contracts............................          --           --          4,900            --             --               --
   Unrealized appreciation on forward
     foreign currency contracts...........          --           --            --             --             --               --
   Unrealized appreciation on swap
     contracts............................          --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
   Total assets...........................   55,528,119    7,209,163    46,908,537    906,050,916    267,596,724    2,372,443,474
                                            -------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................       16,843          472        62,085        981,617        386,866        1,881,257
     Investments purchased................          --           --            --       6,288,791      7,235,092        8,542,120
     Interest on securities sold short....          --           --            --             --             --               --
     Accrued foreign tax on capital
       gains..............................          --           --            --             --             --               --
     Investment advisory and management
       fees...............................       35,275        3,983        15,937        426,340        151,315        1,416,034
     Service fees -- Class 2..............          563          --            --           5,798          2,980           26,984
     Service fees -- Class 3..............           28          --            --           3,957          6,845           47,768
     Trustees' fees and expenses..........           61           10            69          1,296            292            2,777
   Other accrued expenses.................       40,150       36,105        41,305        149,366         47,785          436,972
   Line of credit.........................          --           --            --       3,191,223            --               --
   Variation margin on futures
     contracts............................          --           --            --             --             --               --
   Due to custodian.......................          --         4,768           --             --             --               --
   Securities sold short, at value#.......          --           --            --             --             --               --
   Unrealized depreciation on forward
     foreign currency contracts...........          --           --            --             --             --               --
                                            -------------------------------------------------------------------------------------
   Total liabilities......................       92,920       45,338       119,396     11,048,388      7,831,175       12,353,912
                                            -------------------------------------------------------------------------------------
   NET ASSETS.............................  $55,435,199   $7,163,825   $46,789,141   $895,002,528   $259,765,549   $2,360,089,562
                                            =====================================================================================
   ---------------
     * Cost
      Long-term investment securities
        (unaffiliated)....................  $45,536,682   $6,226,843   $49,977,527   $703,535,689   $228,710,672   $1,639,667,642
                                            =====================================================================================
      Long-term investment securities
        (affiliated)......................  $       --    $      --    $   709,006   $        --    $        --    $   31,916,348
                                            =====================================================================================
      Short-term investment securities....  $ 1,720,000   $      --    $    99,849   $        --    $  3,945,000   $   19,435,000
                                            =====================================================================================
      Foreign cash........................  $       --    $      --    $       --    $        --    $        --    $      299,361
                                            =====================================================================================
    # Proceeds from securities sold
     short................................  $       --    $      --    $       --    $        --    $        --    $          --
                                            =====================================================================================

     ** See Note 1
    See Notes to Financial Statements

---------------------
    208

---------------------

    SUNAMERICA SERIES TRUST

    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                                                                        FEDERATED        DAVIS
                                              TELECOM        EQUITY       EQUITY         GROWTH-         AMERICAN       VENTURE
                                              UTILITY        INCOME        INDEX          INCOME        LEADERS**        VALUE
   --------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in........................  $ 99,327,279   $6,082,056   $54,226,016   $  882,516,414   $250,055,950  $1,844,724,847
   Accumulated undistributed net
     investment income (loss).............     2,182,259      103,475       677,645        4,265,493      3,757,565      22,339,938
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions........   (54,076,953)      15,592    (3,338,235)    (169,510,565)   (21,345,442)   (183,072,813)
   Unrealized appreciation (depreciation)
     on investments.......................     8,002,614      962,702    (4,769,550)     177,731,186     27,297,476     676,089,950
   Unrealized appreciation (depreciation)
     on futures contracts, options
     contracts and swap contracts.........           --           --         (6,735)             --             --              --
   Unrealized foreign exchange gain (loss)
     on other assets and liabilities......           --           --            --               --             --            7,640
   Unrealized appreciation (depreciation)
     on securities sold short.............           --           --            --               --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation)..........           --           --            --               --             --              --
                                            ---------------------------------------------------------------------------------------
                                            $ 55,435,199   $7,163,825   $46,789,141   $  895,002,528   $259,765,549  $2,360,089,562
                                            =======================================================================================
   Class 1 (unlimited shares authorized):
   Net assets.............................  $ 50,866,496   $7,163,825   $46,789,141   $  831,172,843   $203,015,722  $1,913,354,517
   Shares of beneficial interest issued
     and outstanding......................     5,883,480      613,014     4,655,377       35,755,262     12,638,428      73,774,748
   Net asset value, offering and
     redemption price per share...........  $       8.65   $    11.69   $     10.05   $        23.25   $      16.06  $        25.94
                                            =======================================================================================
   Class 2 (unlimited shares authorized):
   Net assets.............................  $  4,426,564   $      --    $       --    $   44,957,155   $ 23,450,479  $  214,006,545
   Shares of beneficial interest issued
     and outstanding......................       512,449          --            --         1,936,243      1,462,102       8,263,412
   Net asset value, offering and
     redemption price per share...........  $       8.64   $      --    $       --    $        23.22   $      16.04  $        25.90
                                            =======================================================================================
   Class 3 (unlimited shares authorized):
   Net assets.............................  $    142,139   $      --    $       --    $   18,872,530   $ 33,299,348  $  232,728,500
   Shares of beneficial interest issued
     and outstanding......................        16,474          --            --           813,887      2,078,849       8,998,598
   Net asset value, offering and
     redemption price per share...........  $       8.63   $      --    $       --    $        23.19   $      16.02  $        25.86
                                            =======================================================================================

---------------

    ** See Note 1
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                                                               MFS
                                                                              GOLDMAN     MASSACHUSETTS      PUTNAM
                                             "DOGS" OF        ALLIANCE         SACHS        INVESTORS       GROWTH:
                                            WALL STREET        GROWTH        RESEARCH        TRUST**       VOYAGER**
   -------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
    value (unaffiliated)*.................  $125,773,242   $1,015,626,550   $28,771,826   $ 272,954,183   $243,216,074
   Long-term investment securities, at
    value (affiliated)*...................           --               --            --              --       4,255,818
   Short-term investment securities, at
    value*................................           --               --            --        5,598,000            --
   Repurchase agreements (cost equals
    market)...............................       963,000              --       100,000              --         429,000
                                            --------------------------------------------------------------------------
   Total investments......................   126,736,242    1,015,626,550    28,871,826     278,552,183    247,900,892
                                            --------------------------------------------------------------------------
   Cash...................................           709              --         23,323             904            --
   Foreign cash*..........................           --               --            --              --             --
   Deposit with broker for securities sold
    short.................................           --               --            --              --             --
   Due from broker........................           --               --            --              --             --
   Receivables for --
    Fund shares sold......................        34,938          369,507        21,722         201,922         87,107
    Dividends and interest................       348,905          136,275        13,371         242,402         83,755
    Investments sold......................           --        16,971,508       590,905       2,044,445      3,145,587
   Prepaid expenses and other assets......           769            6,677           179           2,215          1,697
   Due from investment adviser for expense
    reimbursements/fee waivers............           --               --          4,476             --             --
   Variation margin on futures
    contracts.............................           --               --            --              --             --
   Unrealized appreciation on forward
    foreign currency contracts............           --               --            --              --             --
   Unrealized appreciation on swap
    contracts.............................           --               --            --              --             --
                                            --------------------------------------------------------------------------
   Total assets...........................   127,121,563    1,033,110,517    29,525,802     281,044,071    251,219,038
                                            --------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
    Fund shares redeemed..................        74,720        1,247,064        35,185         186,966        306,662
    Investments purchased.................           --        12,802,555       361,111       1,831,888      4,722,641
    Interest on securities sold short.....           --               --            --              --             --
    Accrued foreign tax on capital
      gains...............................           --               --            --              --             --
    Investment advisory and management
      fees................................        65,317          534,619        22,630         164,874        175,962
    Service fees -- Class 2...............         2,840            9,094           863           3,976          1,207
    Service fees -- Class 3...............         2,687           14,965           224           7,318            710
    Trustees' fees and expenses...........           178            1,470            52             322            359
   Other accrued expenses.................        50,620          141,782        37,854          69,376         62,860
   Line of credit.........................           --         2,351,041           --              --         726,176
   Variation margin on futures
    contracts.............................           --               --            --              --             --
   Due to custodian.......................           --               --            --              --             --
   Securities sold short, at value#.......           --               --            --              --             --
   Unrealized depreciation on forward
    foreign currency contracts............           --               --            --              --             --
                                            --------------------------------------------------------------------------
   Total liabilities......................       196,362       17,102,590       457,919       2,264,720      5,996,577
                                            --------------------------------------------------------------------------
   NET ASSETS.............................  $126,925,201   $1,016,007,927   $29,067,883   $ 278,779,351   $245,222,461
                                            ==========================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................  $121,226,396   $  892,592,341   $24,480,118   $ 236,420,269   $217,208,422
                                            ==========================================================================
      Long-term investment securities
        (affiliated)......................  $        --    $          --    $       --    $         --    $  2,272,306
                                            ==========================================================================
      Short-term investment securities....  $        --    $          --    $       --    $   5,598,000   $        --
                                            ==========================================================================
      Foreign cash........................  $        --    $          --    $       --    $         --    $        --
                                            ==========================================================================
    # Proceeds from securities sold
    short.................................  $        --    $          --    $       --    $         --    $        --
                                            ==========================================================================


                                             BLUE CHIP        REAL
                                              GROWTH         ESTATE
   ---------------------------------------  --------------------------
   ASSETS:
   Long-term investment securities, at
    value (unaffiliated)*.................  $50,529,068   $200,190,494
   Long-term investment securities, at
    value (affiliated)*...................          --             --
   Short-term investment securities, at
    value*................................          --      13,260,319
   Repurchase agreements (cost equals
    market)...............................    1,883,000            --
                                            --------------------------
   Total investments......................   52,412,068    213,450,813
                                            --------------------------
   Cash...................................          655            565
   Foreign cash*..........................          --          42,082
   Deposit with broker for securities sold
    short.................................          --             --
   Due from broker........................          --             --
   Receivables for --
    Fund shares sold......................       40,080        421,898
    Dividends and interest................       21,811        199,427
    Investments sold......................          --          42,697
   Prepaid expenses and other assets......          301          2,914
   Due from investment adviser for expense
    reimbursements/fee waivers............        8,221            --
   Variation margin on futures
    contracts.............................          --             --
   Unrealized appreciation on forward
    foreign currency contracts............          --             --
   Unrealized appreciation on swap
    contracts.............................          --             --
                                            --------------------------
   Total assets...........................   52,483,136    214,160,396
                                            --------------------------
   LIABILITIES:
   Payables for --
    Fund shares redeemed..................      180,473        206,973
    Investments purchased.................      485,315        433,099
    Interest on securities sold short.....          --             --
    Accrued foreign tax on capital
      gains...............................          --             --
    Investment advisory and management
      fees................................       30,999        144,668
    Service fees -- Class 2...............        1,778          3,870
    Service fees -- Class 3...............        1,746          6,227
    Trustees' fees and expenses...........           82            216
   Other accrued expenses.................       43,593         57,605
   Line of credit.........................          --             --
   Variation margin on futures
    contracts.............................          --             --
   Due to custodian.......................          --             --
   Securities sold short, at value#.......          --             --
   Unrealized depreciation on forward
    foreign currency contracts............          --             --
                                            --------------------------
   Total liabilities......................      743,986        852,658
                                            --------------------------
   NET ASSETS.............................  $51,739,150   $213,307,738
                                            ==========================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated)....................  $48,088,103   $148,405,145
                                            ==========================
      Long-term investment securities
        (affiliated)......................  $       --    $        --
                                            ==========================
      Short-term investment securities....  $       --    $ 13,260,319
                                            ==========================
      Foreign cash........................  $       --    $     42,082
                                            ==========================
    # Proceeds from securities sold
    short.................................  $       --    $        --
                                            ==========================

     ** See Note 1
    See Notes to Financial Statements

---------------------
    210

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                                                              MFS
                                                                            GOLDMAN      MASSACHUSETTS      PUTNAM
                                          "DOGS" OF        ALLIANCE          SACHS         INVESTORS        GROWTH:
                                         WALL STREET        GROWTH          RESEARCH        TRUST**        VOYAGER**
   -------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...................    $124,327,592   $ 1,910,779,852   $ 44,007,492   $ 319,539,053   $ 426,250,053
   Accumulated undistributed net
     investment income (loss)........       2,654,778         3,526,500        108,307       1,964,840       1,309,456
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, swap
     contracts, securities sold short
     and foreign exchange
     transactions....................      (4,604,015)   (1,021,332,634)   (19,339,624)    (79,259,895)   (210,328,212)
   Unrealized appreciation
     (depreciation) on investments...       4,546,846       123,034,209      4,291,708      36,533,914      27,991,164
   Unrealized appreciation
     (depreciation) on futures
     contracts, options contracts and
     swap contracts..................             --                --             --              --              --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................             --                --             --            1,439             --
   Unrealized appreciation
     (depreciation) on securities
     sold short......................             --                --             --              --              --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..................             --                --             --              --              --
                                         -----------------------------------------------------------------------------
                                         $126,925,201   $ 1,016,007,927   $ 29,067,883   $ 278,779,351   $ 245,222,461
                                         =============================================================================
   Class 1 (unlimited shares
     authorized):
   Net assets........................    $ 92,257,742   $   873,722,255   $ 21,290,306   $ 211,786,177   $ 232,555,657
   Shares of beneficial interest
     issued and outstanding..........       8,897,109        48,338,121      2,906,882      18,499,121      16,473,846
   Net asset value, offering and
     redemption price per share......    $      10.37   $         18.08   $       7.32   $       11.45   $       14.12
                                         =============================================================================
   Class 2 (unlimited shares
     authorized):
   Net assets........................    $ 22,039,524   $    70,603,847   $  6,648,746   $  31,441,811   $   9,323,801
   Shares of beneficial interest
     issued and outstanding..........       2,128,244         3,910,417        912,770       2,747,402         661,485
   Net asset value, offering and
     redemption price per share......    $      10.36   $         18.06   $       7.28   $       11.44   $       14.10
                                         =============================================================================
   Class 3 (unlimited shares
     authorized):
   Net assets........................    $ 12,627,935   $    71,681,825   $  1,128,831   $  35,551,363   $   3,343,003
   Shares of beneficial interest
     issued and outstanding..........       1,220,856         3,974,859        155,351       3,110,217         237,691
   Net asset value, offering and
     redemption price per share......    $      10.34   $         18.03   $       7.27   $       11.43   $       14.06
                                         =============================================================================


                                        BLUE CHIP        REAL
                                         GROWTH         ESTATE
   ----------------------------------  --------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...................  $58,894,294   $140,055,316
   Accumulated undistributed net
     investment income (loss)........      256,511      4,449,336
   Accumulated undistributed net
     realized gain (loss) on
     investments, futures contracts,
     options contracts, swap
     contracts, securities sold short
     and foreign exchange
     transactions....................   (9,852,620)    17,017,737
   Unrealized appreciation
     (depreciation) on investments...    2,440,965     51,785,349
   Unrealized appreciation
     (depreciation) on futures
     contracts, options contracts and
     swap contracts..................          --             --
   Unrealized foreign exchange gain
     (loss) on other assets and
     liabilities.....................          --             --
   Unrealized appreciation
     (depreciation) on securities
     sold short......................          --             --
   Accrued capital gains tax on
     unrealized appreciation
     (depreciation)..................          --             --
                                       --------------------------
                                       $51,739,150   $213,307,738
                                       ==========================
   Class 1 (unlimited shares
     authorized):
   Net assets........................  $29,798,428   $154,304,382
   Shares of beneficial interest
     issued and outstanding..........    4,800,121      8,482,508
   Net asset value, offering and
     redemption price per share......  $      6.21   $      18.19
                                       ==========================
   Class 2 (unlimited shares
     authorized):
   Net assets........................  $13,882,445   $ 29,361,958
   Shares of beneficial interest
     issued and outstanding..........    2,237,826      1,617,715
   Net asset value, offering and
     redemption price per share......  $      6.20   $      18.15
                                       ==========================
   Class 3 (unlimited shares
     authorized):
   Net assets........................  $ 8,058,277   $ 29,641,398
   Shares of beneficial interest
     issued and outstanding..........    1,301,245      1,635,489
   Net asset value, offering and
     redemption price per share......  $      6.19   $      18.12
                                       ==========================

---------------

    ** See Note 1
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                 SMALL          MFS
                                                COMPANY       MID-CAP       AGGRESSIVE       GROWTH         MARSICO
                                                 VALUE         GROWTH         GROWTH      OPPORTUNITIES      GROWTH      TECHNOLOGY
   ---------------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at
     value (unaffiliated)*................    $ 9,883,270   $269,293,183   $200,418,992    $29,509,853    $136,490,594   $45,568,070
   Long-term investment securities, at
     value (affiliated)*..................            --             --             --             --              --            --
   Short-term investment securities, at
     value*...............................        621,000      3,318,000            --             --              --            --
   Repurchase agreements (cost equals
     market)..............................            --             --      10,083,000        249,000       6,003,000     1,560,000
                                              --------------------------------------------------------------------------------------
   Total investments......................     10,504,270    272,611,183    210,501,992     29,758,853     142,493,594    47,128,070
                                              --------------------------------------------------------------------------------------
   Cash...................................            750            441            298            --          194,233           305
   Foreign cash*..........................            --             --             --             --          191,333           --
   Deposit with broker for securities sold
     short................................            --             --             --             --              --            --
   Due from broker........................            --             --             --             --              --            --
   Receivables for --
     Fund shares sold.....................            208      1,318,663        147,201          5,911         140,317        86,466
     Dividends and interest...............          5,536         14,659         30,193             16          61,156         3,637
     Investments sold.....................            --       1,615,430         38,320        168,013       2,065,302     1,154,102
   Prepaid expenses and other assets......             54          1,631          1,176            233             779           412
   Due from investment adviser for expense
     reimbursements/fee waivers...........          8,126            --             --           6,408             --            --
   Variation margin on futures
     contracts............................            --             --             --             --              --            --
   Unrealized appreciation on forward
     foreign currency contracts...........            --             --             --             --              --            --
   Unrealized appreciation on swap
     contracts............................            --             --             --             --              --            --
                                              --------------------------------------------------------------------------------------
   Total assets...........................     10,518,944    275,562,007    210,719,180     29,939,434     145,146,714    48,372,992
                                              --------------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed.................          8,050        310,900        241,186         71,925         261,692       128,592
     Investments purchased................          3,401        297,488            --          78,381       7,685,393     1,641,453
     Interest on securities sold short....            --             --             --             --              --            --
     Accrued foreign tax on capital
       gains..............................            --             --             --             --              --            --
     Investment advisory and management
       fees...............................          8,744        175,433        125,115         18,885          99,295        39,319
     Service fees -- Class 2..............            --           7,020          1,700            820           5,600         1,306
     Service fees -- Class 3..............            --          11,504          1,534            766           5,048         1,840
     Trustees' fees and expenses..........             70            415            219             74             212           120
   Other accrued expenses.................         36,262         61,911         53,021         39,735          41,003        26,758
   Line of credit.........................            --             --             --             --              --            --
   Variation margin on futures
     contracts............................            --             --             --             --              --            --
   Due to custodian.......................            --             --             --          74,979             --            --
   Securities sold short, at value#.......            --             --             --             --              --            --
   Unrealized depreciation on forward
     foreign currency contracts...........            --             --             --             --              --            --
                                              --------------------------------------------------------------------------------------
   Total liabilities......................         56,527        864,671        422,775        285,565       8,098,243     1,839,388
                                              --------------------------------------------------------------------------------------
   NET ASSETS.............................    $10,462,417   $274,697,336   $210,296,405    $29,653,869    $137,048,471   $46,533,604
                                              ======================================================================================
   ---------------
     * Cost
      Long-term investment securities
        (unaffiliated)....................    $ 6,890,094   $229,339,821   $172,568,010    $27,220,840    $108,370,109   $45,300,343
                                              ======================================================================================
      Long-term investment securities
        (affiliated)......................    $       --    $        --    $        --     $       --     $        --    $       --
                                              ======================================================================================
      Short-term investment securities....    $   621,000   $  3,318,000   $        --     $       --     $        --    $       --
                                              ======================================================================================
      Foreign cash........................    $       --    $        --    $        --     $       --     $    176,579   $       --
                                              ======================================================================================
    # Proceeds from securities sold
     short................................    $       --    $        --    $        --     $       --     $        --    $       --
                                              ======================================================================================

    See Notes to Financial Statements

---------------------
    212

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                    SMALL           MFS
                                                   COMPANY        MID-CAP       AGGRESSIVE        GROWTH         MARSICO
                                                    VALUE         GROWTH          GROWTH       OPPORTUNITIES      GROWTH
   ------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................    $ 6,857,327   $ 483,069,926   $ 422,433,962   $ 49,867,460    $112,089,634
   Accumulated undistributed net investment
     income (loss)...........................         62,578          (1,187)            --             --             (394)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........        549,336    (248,324,765)   (239,988,539)   (22,502,604)     (3,176,008)
   Unrealized appreciation (depreciation) on
     investments.............................      2,993,176      39,953,362      27,850,982      2,289,013      28,120,485
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................            --              --              --             --              --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............            --              --              --             --           14,754
   Unrealized appreciation (depreciation) on
     securities sold short...................            --              --              --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............            --              --              --             --              --
                                                 --------------------------------------------------------------------------
                                                 $10,462,417   $ 274,697,336   $ 210,296,405   $ 29,653,869    $137,048,471
                                                 ==========================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................    $10,462,417   $ 164,512,435   $ 189,041,782   $ 19,474,373    $ 69,150,583
   Shares of beneficial interest issued and
     outstanding.............................        700,337      18,794,295      18,715,862      3,900,011       6,490,265
   Net asset value, offering and redemption
     price per share.........................    $     14.94   $        8.75   $       10.10   $       4.99    $      10.65
                                                 ==========================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................    $       --    $  54,901,457   $  13,702,786   $  6,498,083    $ 44,110,202
   Shares of beneficial interest issued and
     outstanding.............................            --        6,306,648       1,361,111      1,308,856       4,158,273
   Net asset value, offering and redemption
     price per share.........................    $       --    $        8.71   $       10.07   $       4.96    $      10.61
                                                 ==========================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................    $       --    $  55,283,444   $   7,551,837   $  3,681,413    $ 23,787,686
   Shares of beneficial interest issued and
     outstanding.............................            --        6,365,579         751,977        743,224       2,247,337
   Net asset value, offering and redemption
     price per share.........................    $       --    $        8.68   $       10.04   $       4.95    $      10.58
                                                 ==========================================================================


                                                TECHNOLOGY
   ------------------------------------------  ------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $106,458,114
   Accumulated undistributed net investment
     income (loss)...........................           --
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........   (60,192,237)
   Unrealized appreciation (depreciation) on
     investments.............................       267,727
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................           --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --
   Unrealized appreciation (depreciation) on
     securities sold short...................           --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............           --
                                               ------------
                                               $ 46,533,604
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $ 27,342,397
   Shares of beneficial interest issued and
     outstanding.............................    11,112,309
   Net asset value, offering and redemption
     price per share.........................  $       2.46
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 10,298,068
   Shares of beneficial interest issued and
     outstanding.............................     4,202,638
   Net asset value, offering and redemption
     price per share.........................  $       2.45
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $  8,893,139
   Shares of beneficial interest issued and
     outstanding.............................     3,636,918
   Net asset value, offering and redemption
     price per share.........................  $       2.45
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                 SMALL &      INTERNATIONAL                   INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL       DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES       EQUITIES        MARKETS
   -----------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.........................  $170,965,040   $328,013,871     $221,097,755   $286,857,070    $134,836,198
   Long-term investment securities, at value
     (affiliated)*...........................           --             --         4,220,552            --              --
   Short-term investment securities, at
     value*..................................           --             --               --             --              --
   Repurchase agreements (cost equals
     market).................................    11,968,000      8,851,000              --      44,667,000       1,781,000
                                               ---------------------------------------------------------------------------
   Total investments.........................   182,933,040    336,864,871      225,318,307    331,524,070     136,617,198
                                               ---------------------------------------------------------------------------
   Cash......................................           291            --             8,677            887          57,436
   Foreign cash*.............................           --         555,706        1,217,832        966,300         908,113
   Deposit with broker for securities sold
     short...................................           --             --               --             --              --
   Due from broker...........................           --             --               --       5,437,423             --
   Receivables for --
     Fund shares sold........................       407,745        542,816           49,618        592,112         383,370
     Dividends and interest..................        78,660        412,750           92,413        347,549         417,511
     Investments sold........................           --         964,198        4,027,125         69,856         612,376
   Prepaid expenses and other assets.........           485          1,638            1,484          5,383             683
   Due from investment adviser for expense
     reimbursements/fee waivers..............           --             --               --             --              --
   Variation margin on futures contracts.....           --             --               --         710,229             --
   Unrealized appreciation on forward foreign
     currency contracts......................           --             --               --             --              --
   Swap premiums paid........................           --             --               --             --            3,424
   Unrealized appreciation on swap
     contracts...............................           --             --               --             --           60,748
                                               ---------------------------------------------------------------------------
   Total assets..............................   183,420,221    339,341,979      230,715,456    339,653,809     139,060,859
                                               ---------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       559,532        249,682          187,157        278,209          75,795
     Investments purchased...................     2,853,520      3,980,155        3,528,462            --        1,508,872
     Interest on securities sold short.......           --             --               --             --              --
     Accrued foreign tax on capital gains....           --             --               --         146,672         136,724
     Investment advisory and management
       fees..................................       148,375        262,300          152,913        285,202         138,869
     Service fees -- Class 2.................         5,664          4,381            1,527          6,041           1,711
     Service fees -- Class 3.................        27,653          7,702            1,560         21,982           2,508
     Trustees' fees and expenses.............            72            301              323            292             164
   Other accrued expenses....................        46,837        205,380          106,961        194,842         298,362
   Line of credit............................           --             --           631,573            --              --
   Variation margin on futures contracts.....           --             --               --             --              --
   Due to custodian..........................           --          39,333              --             --              --
   Securities sold short, at value#..........           --             --               --             --              --
   Unrealized depreciation on forward foreign
     currency contracts......................           --             --               --         792,493             --
                                               ---------------------------------------------------------------------------
   Total liabilities.........................     3,641,653      4,749,234        4,610,476      1,725,733       2,163,005
                                               ---------------------------------------------------------------------------
   NET ASSETS................................  $179,778,568   $334,592,745     $226,104,980   $337,928,076    $136,897,854
                                               ===========================================================================
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated).......................  $150,565,946   $270,273,672     $184,475,178   $240,923,636    $102,570,476
                                               ===========================================================================
      Long-term investment securities
     (affiliated)............................  $        --    $        --      $  2,396,444   $        --     $        --
                                               ===========================================================================
      Short-term investment securities.......  $        --    $        --      $        --    $        --     $        --
                                               ===========================================================================
      Foreign cash...........................  $        --    $    556,232     $  1,218,863   $    990,863    $    912,617
                                               ===========================================================================
    # Proceeds from securities sold short....  $        --    $        --      $        --    $        --     $        --
                                               ===========================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   ASSETS:
   Long-term investment securities, at value
     (unaffiliated)*.........................  $231,481,169
   Long-term investment securities, at value
     (affiliated)*...........................           --
   Short-term investment securities, at
     value*..................................    16,764,894
   Repurchase agreements (cost equals
     market).................................           --
                                               ------------
   Total investments.........................   248,246,063
                                               ------------
   Cash......................................           681
   Foreign cash*.............................     1,233,534
   Deposit with broker for securities sold
     short...................................           --
   Due from broker...........................           --
   Receivables for --
     Fund shares sold........................       878,714
     Dividends and interest..................       319,695
     Investments sold........................           --
   Prepaid expenses and other assets.........           692
   Due from investment adviser for expense
     reimbursements/fee waivers..............           --
   Variation margin on futures contracts.....           --
   Unrealized appreciation on forward foreign
     currency contracts......................           --
   Swap premiums paid........................           --
   Unrealized appreciation on swap
     contracts...............................           --
                                               ------------
   Total assets..............................   250,679,379
                                               ------------
   LIABILITIES:
   Payables for --
     Fund shares redeemed....................       103,293
     Investments purchased...................     1,469,962
     Interest on securities sold short.......           --
     Accrued foreign tax on capital gains....           --
     Investment advisory and management
       fees..................................       180,415
     Service fees -- Class 2.................         7,267
     Service fees -- Class 3.................        38,983
     Trustees' fees and expenses.............            85
   Other accrued expenses....................       135,008
   Line of credit............................           --
   Variation margin on futures contracts.....           --
   Due to custodian..........................           --
   Securities sold short, at value#..........           --
   Unrealized depreciation on forward foreign
     currency contracts......................           --
                                               ------------
   Total liabilities.........................     1,935,013
                                               ------------
   NET ASSETS................................  $248,744,366
                                               ============
   ---------------
    * Cost
      Long-term investment securities
        (unaffiliated).......................  $194,005,190
                                               ============
      Long-term investment securities
     (affiliated)............................  $        --
                                               ============
      Short-term investment securities.......  $ 16,762,947
                                               ============
      Foreign cash...........................  $  1,234,308
                                               ============
    # Proceeds from securities sold short....  $        --
                                               ============

    See Notes to Financial Statements

---------------------
    214

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES (continued)
    JANUARY 31, 2005

                                                 SMALL &      INTERNATIONAL                    INTERNATIONAL
                                                 MID CAP       GROWTH AND         GLOBAL        DIVERSIFIED      EMERGING
                                                  VALUE          INCOME          EQUITIES        EQUITIES        MARKETS
   ------------------------------------------------------------------------------------------------------------------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $158,537,565   $326,326,228     $ 379,120,871   $380,570,135    $115,441,015
   Accumulated undistributed net investment
     income (loss)...........................           --       2,767,542           546,421      5,352,277         447,921
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........       841,910    (52,251,955)     (192,005,581)   (93,753,103)    (11,176,885)
   Unrealized appreciation (depreciation) on
     investments.............................    20,399,094     57,740,199        38,446,685     45,933,434      32,265,722
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................           --             --                --         724,615          60,748
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............           --          10,731               102       (779,802)         (3,943)
   Unrealized appreciation (depreciation) on
     securities sold short...................           --             --                --             --              --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............           --             --             (3,518)      (119,480)       (136,724)
                                               ----------------------------------------------------------------------------
                                               $179,778,568   $334,592,745     $ 226,104,980   $337,928,076    $136,897,854
                                               ============================================================================
   Class 1 (unlimited shares authorized):
   Net assets................................  $        --    $262,166,528     $ 206,638,523   $183,646,299    $110,010,280
   Shares of beneficial interest issued and
     outstanding.............................           --      22,355,221        18,471,651     23,944,825       9,526,618
   Net asset value, offering and redemption
     price per share.........................  $        --    $      11.73     $       11.19   $       7.67    $      11.55
                                               ============================================================================
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 45,307,271   $ 34,961,342     $  11,950,965   $ 47,549,428    $ 13,988,899
   Shares of beneficial interest issued and
     outstanding.............................     2,972,217      2,974,661         1,071,890      6,230,933       1,214,208
   Net asset value, offering and redemption
     price per share.........................  $      15.24   $      11.75     $       11.15   $       7.63    $      11.52
                                               ============================================================================
   Class 3 (unlimited shares authorized):
   Net assets................................  $134,471,297   $ 37,464,875     $   7,515,492   $106,732,349    $ 12,898,675
   Shares of beneficial interest issued and
     outstanding.............................     8,826,743      3,190,432           675,409     14,000,700       1,120,705
   Net asset value, offering and redemption
     price per share.........................  $      15.23   $      11.74     $       11.13   $       7.62    $      11.51
                                               ============================================================================


                                                 FOREIGN
                                                  VALUE
   ------------------------------------------  ------------
   NET ASSETS REPRESENTED BY:
   Capital paid in...........................  $210,850,891
   Accumulated undistributed net investment
     income (loss)...........................      (108,693)
   Accumulated undistributed net realized
     gain (loss) on investments, futures
     contracts, options contracts, swap
     contracts, securities sold short and
     foreign exchange transactions...........       510,769
   Unrealized appreciation (depreciation) on
     investments.............................    37,477,926
   Unrealized appreciation (depreciation) on
     futures contracts, options contracts and
     swap contracts..........................           --
   Unrealized foreign exchange gain (loss) on
     other assets and liabilities............        13,473
   Unrealized appreciation (depreciation) on
     securities sold short...................           --
   Accrued capital gains tax on unrealized
     appreciation (depreciation).............           --
                                               ------------
                                               $248,744,366
                                               ============
   Class 1 (unlimited shares authorized):
   Net assets................................  $        --
   Shares of beneficial interest issued and
     outstanding.............................           --
   Net asset value, offering and redemption
     price per share.........................  $        --
                                               ============
   Class 2 (unlimited shares authorized):
   Net assets................................  $ 58,040,120
   Shares of beneficial interest issued and
     outstanding.............................     4,019,752
   Net asset value, offering and redemption
     price per share.........................  $      14.44
                                               ============
   Class 3 (unlimited shares authorized):
   Net assets................................  $190,704,246
   Shares of beneficial interest issued and
     outstanding.............................    13,201,016
   Net asset value, offering and redemption
     price per share.........................  $      14.45
                                               ============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED JANUARY 31, 2005

                                                                                                            HIGH-      WORLDWIDE
                                                                   CASH       CORPORATE      GLOBAL         YIELD         HIGH
                                                                MANAGEMENT      BOND          BOND          BOND         INCOME
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)...................................  $6,036,629   $23,511,244   $ 4,852,130   $32,851,214   $8,034,421
    Dividends (unaffiliated)..................................        --         330,432        16,090       338,654       37,322
    Dividends (affiliated)....................................        --             --            --            --           --
                                                                -----------------------------------------------------------------
        Total investment income*..............................  6,036,629     23,841,676     4,868,220    33,189,868    8,071,743
                                                                -----------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...................  2,024,302      2,209,001       925,232     2,174,276      933,426
    Service fees:
      Class 2.................................................     88,210         88,551        22,923        65,015       10,986
      Class 3.................................................    236,202        149,874        32,285        88,673        2,769
    Distribution fees (Note 5):
      Class 1.................................................        --             --            --            --           --
      Class 2.................................................        --             --            --            --           --
      Class 3.................................................        --             --            --            --           --
    Custodian fees............................................     93,521        139,149       112,725       129,469       71,650
    Reports to shareholders...................................     85,917         77,499        27,707        69,556       19,532
    Audit and tax fees........................................     43,483         38,200        42,505        38,188       42,497
    Legal fees................................................      8,213          7,903         4,190         6,350        3,584
    Trustees' fees and expenses...............................     16,047         15,506         5,505        14,570        3,978
    Interest expense..........................................        --             --            302        33,496           57
    Interest expense on securities sold short.................        --             --            --         73,260          --
    Other expenses............................................     10,864         11,119         4,523         6,669        3,799
                                                                -----------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly............................  2,606,759      2,736,802     1,177,897     2,699,522    1,092,278
        Net (fees waived and expenses reimbursed)/recouped by
          investment advisor (Note 4).........................        --             --            --            --           --
        Custody credits earned on cash balances...............       (865)        (7,569)          --         (8,304)      (1,436)
        Fee paid indirectly (Note 5)..........................        --             --            --            --           --
                                                                -----------------------------------------------------------------
        Net expenses..........................................  2,605,894      2,729,233     1,177,897     2,691,218    1,090,842
                                                                -----------------------------------------------------------------
   Net investment income (loss)...............................  3,430,735     21,112,443     3,690,323    30,498,650    6,980,901
                                                                -----------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**........................................    (25,757)     3,926,557     7,795,558    17,333,929    1,367,824
    Net realized gain (loss) on investments (affiliated)......        --             --            --            --           --
    Net realized gain (loss) on securities sold short.........        --             --            --            --           --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts............................        --             --       (544,986)          --      (469,895)
    Net realized foreign exchange gain (loss) on other assets
      and liabilities.........................................        --             --     (3,983,186)       13,198     (100,451)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)...........        --             --            --            --           --
                                                                -----------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..............................................    (25,757)     3,926,557     3,267,386    17,347,127      797,478
                                                                -----------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..............................    (54,986)    (1,472,016)     (379,753)     (897,375)    (588,873)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)................................        --             --            --            --           --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts...............................................        --             --        333,394           --       395,417
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities..................................        --             --     (1,320,330)       13,859      (38,593)
    Change in unrealized appreciation (depreciation) on
      securities sold short...................................        --             --            --         54,692          --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).............................        --             --            --            --           --
                                                                -----------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies................................................    (54,986)    (1,472,016)   (1,366,689)     (828,824)    (232,049)
                                                                -----------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies........................................    (80,743)     2,454,541     1,900,697    16,518,303      565,429
                                                                -----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS................................................  $3,349,992   $23,566,984   $ 5,591,020   $47,016,953   $7,546,330
                                                                =================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of............................................  $     --     $     3,184   $    17,901   $       --    $      --
                                                                =================================================================
    ** Net of foreign withholding taxes on capital gains of...  $     --     $       --    $       --    $       --    $      --
                                                                =================================================================

    See Notes to Financial Statements

---------------------
    216

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2005


                                                                  SUNAMERICA     MFS TOTAL     TELECOM      EQUITY       EQUITY
                                                                   BALANCED       RETURN       UTILITY      INCOME       INDEX
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................  $  5,395,261   $16,028,675   $    9,829   $   8,210   $    6,236
    Dividends (unaffiliated)...................................     3,712,274    11,591,288    2,687,554     204,141      931,178
    Dividends (affiliated).....................................           --            --           --          --         3,257
                                                                 ----------------------------------------------------------------
        Total investment income*...............................     9,107,535    27,619,963    2,697,383     212,351      940,671
                                                                 ----------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     2,065,555     5,706,294      398,656      52,423      191,293
    Service fees:
      Class 2..................................................        40,067       212,697        5,849         --           --
      Class 3..................................................        25,112       246,413          345         --           --
    Distribution fees (Note 5):
      Class 1..................................................         6,256       105,565        5,744         --           --
      Class 2..................................................           581        23,617          433         --           --
      Class 3..................................................           247        15,523           14         --           --
    Custodian fees.............................................       175,862       306,549       57,173      52,351       56,483
    Reports to shareholders....................................        67,034       173,509       10,788       1,784       10,880
    Audit and tax fees.........................................        33,983        40,070       33,991      33,986       33,976
    Legal fees.................................................         6,704        14,459        3,102       3,062        4,766
    Trustees' fees and expenses................................        14,104        34,637        2,278         178        2,037
    Interest expense...........................................         7,261           --           --           59          --
    Interest expense on securities sold short..................           --            --           --          --           --
    Other expenses.............................................        14,625        30,487        3,675       2,417        2,709
                                                                 ----------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody credits
          and fees paid indirectly.............................     2,457,391     6,909,820      522,048     146,260      302,144
        Net (fees waived and expenses reimbursed)/recouped by
          investment advisor (Note 4)..........................           --            --           --      (37,355)     (39,118)
        Custody credits earned on cash balances................        (1,567)         (335)         (68)        (29)         --
        Fee paid indirectly (Note 5)...........................        (7,244)     (150,230)      (6,191)        --           --
                                                                 ----------------------------------------------------------------
        Net expenses...........................................     2,448,580     6,759,255      515,789     108,876      263,026
                                                                 ----------------------------------------------------------------
   Net investment income (loss)................................     6,658,955    20,860,708    2,181,594     103,475      677,645
                                                                 ----------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...    18,459,797    55,076,677    2,039,704     635,968     (546,137)
    Net realized gain (loss) on investments (affiliated).......           --            --           --          --        14,005
    Net realized gain (loss) on securities sold short..........           --            --           --          --           --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................           --            --           --          --        95,384
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................           --          5,385          666         --           --
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............           --            --           --          --           --
                                                                 ----------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................    18,459,797    55,082,062    2,040,370     635,968     (436,748)
                                                                 ----------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................   (11,437,445)   (2,639,114)   2,853,183    (373,749)   2,392,141
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................           --            --           --          --       (62,535)
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........           --            --           --          --           --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................            --          (408)         --          --           --
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --            --           --          --       (48,105)
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................           --            --           --          --           --
                                                                 ----------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................   (11,437,445)   (2,639,522)   2,853,183    (373,749)   2,281,501
                                                                 ----------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................     7,022,352    52,442,540    4,893,553     262,219    1,844,753
                                                                 ----------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $ 13,681,307   $73,303,248   $7,075,147   $ 365,694   $2,522,398
                                                                 ================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $      4,975   $   129,746   $   37,716   $     472   $      --
                                                                 ================================================================
    ** Net of foreign withholding taxes on capital gains of....  $        --    $       --    $      --    $     --    $      --
                                                                 ================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2005

                                                                           FEDERATED       DAVIS
                                                              GROWTH-      AMERICAN       VENTURE       "DOGS" OF      ALLIANCE
                                                              INCOME      LEADERS***       VALUE       WALL STREET      GROWTH
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)...............................  $   338,595   $    37,540   $    117,996   $   15,720    $     11,354
    Dividends (unaffiliated)..............................    9,848,684     5,730,815     40,695,246    3,638,314      10,935,837
    Dividends (affiliated)................................          --            --         330,864          --              --
                                                            ---------------------------------------------------------------------
        Total investment income*..........................   10,187,279     5,768,355     41,144,106    3,654,034      10,947,191
                                                            ---------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees...............    5,267,835     1,747,906     16,208,133      792,286       6,599,782
    Service fees:
      Class 2.............................................       70,185        33,450        292,990       32,008         103,525
      Class 3.............................................       36,664        53,828        394,808       25,806         123,426
    Distribution fees (Note 5):
      Class 1.............................................      252,867        78,811         73,973          --          293,985
      Class 2.............................................       13,089         8,464          7,689          --           20,722
      Class 3.............................................        3,591         8,534          6,433          --           14,043
    Custodian fees........................................      241,741        82,607      1,005,626       65,584         268,440
    Reports to shareholders...............................      194,523        49,592        438,567       26,162         221,605
    Audit and tax fees....................................       33,993        34,012         33,997       40,334          33,962
    Legal fees............................................       13,833         5,854         32,931        4,209          14,950
    Trustees' fees and expenses...........................       38,354        10,213         90,108        5,377          43,724
    Interest expense......................................        4,210           --             215          440          14,566
    Interest expense on securities sold short.............          --            --             --           --              --
    Other expenses........................................       36,836        10,576         79,948        7,061          41,449
                                                            ---------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, custody credits and fees paid
          indirectly......................................    6,207,721     2,123,847     18,665,418      999,267       7,794,179
        Net (fees waived and expenses reimbursed)/recouped
          by investment advisor (Note 4)..................          --            --             --           --              --
        Custody credits earned on cash balances...........          --           (129)           --           (12)            (45)
        Fee paid indirectly (Note 5)......................     (285,935)     (112,927)      (109,854)         --         (373,443)
                                                            ---------------------------------------------------------------------
        Net expenses......................................    5,921,786     2,010,791     18,555,564      999,255       7,420,691
                                                            ---------------------------------------------------------------------
   Net investment income (loss)...........................    4,265,493     3,757,564     22,588,542    2,654,779       3,526,500
                                                            ---------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**....................................   38,450,028     9,710,655     49,695,562    6,409,951      39,833,777
    Net realized gain (loss) on investments
      (affiliated)........................................          --            --       3,045,286          --              --
    Net realized gain (loss) on securities sold short.....          --            --             --           --              --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts........................          --            --             --           --              --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities..............................          --            --        (180,379)         --              --
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note 4)....          --        (37,477)           --           --              --
                                                            ---------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies..........................................   38,450,028     9,673,178     52,560,469    6,409,951      39,833,777
                                                            ---------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)..........................    2,515,014     3,623,132    160,544,621   (2,132,761)    (31,020,769)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)............................          --            --     (11,124,683)         --              --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts...........................................          --            --             --           --              --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities........................          --            --           9,554          --              --
    Change in unrealized appreciation (depreciation) on
      securities sold short...............................          --            --             --           --              --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation).........................          --            --             --           --              --
                                                            ---------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies............................................    2,515,014     3,623,132    149,429,492   (2,132,761)    (31,020,769)
                                                            ---------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies................................   40,965,042    13,296,310    201,989,961    4,277,190       8,813,008
                                                            ---------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS............................................  $45,230,535   $17,053,874   $224,578,503   $6,931,969    $ 12,339,508
                                                            =====================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of........................................  $     4,697   $    21,402   $  1,073,278   $      --     $     45,874
                                                            =====================================================================
    ** Net of foreign withholding taxes on capital gains
       of.................................................  $       --    $       --    $        --    $      --     $        --
                                                            =====================================================================

    *** See Note 1
    See Notes to Financial Statements

---------------------
    218

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2005

                                                                              MFS
                                                             GOLDMAN     MASSACHUSETTS      PUTNAM
                                                              SACHS        INVESTORS       GROWTH:       BLUE CHIP       REAL
                                                            RESEARCH       TRUST***       VOYAGER***      GROWTH        ESTATE
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)..............................  $     6,178    $   124,282    $     22,957   $    27,246   $   172,743
    Dividends (unaffiliated).............................      516,576      4,091,397       3,712,932       703,521     6,012,278
    Dividends (affiliated)...............................          --             --           17,976           --            --
                                                           ----------------------------------------------------------------------
        Total investment income*.........................      522,754      4,215,679       3,753,865       730,767     6,185,021
                                                           ----------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management fees..............      351,561      1,917,675       2,217,359       359,994     1,480,284
    Service fees:
      Class 2............................................        9,708         44,435          14,872        19,949        38,890
      Class 3............................................        1,642         63,769           6,918        17,180        51,409
    Distribution fees (Note 5):
      Class 1............................................          652         49,696          49,015           672         1,004
      Class 2............................................          180          6,702           1,901           299           181
      Class 3............................................           16          5,765             489           174           148
    Custodian fees.......................................       54,199        104,347          86,183        57,642        77,539
    Reports to shareholders..............................        5,988         55,770          55,050        11,094        35,309
    Audit and tax fees...................................       33,971         34,013          33,981        33,979        33,995
    Legal fees...........................................        4,322          6,051           5,524         5,252         5,176
    Trustees' fees and expenses..........................        1,308         11,026          10,924         2,179         6,717
    Interest expense.....................................          108            --            2,086           347            10
    Interest expense on securities sold short............          --             --              --            --            --
    Other expenses.......................................        2,876         12,093          16,761         3,856         7,305
                                                           ----------------------------------------------------------------------
        Total expenses before fee waivers, expense
          reimbursements, expense recoupments, custody
          credits and fees paid indirectly...............      466,531      2,311,342       2,501,063       512,617     1,737,967
        Net (fees waived and expenses
          reimbursed)/recouped by investment advisor
          (Note 4).......................................      (50,454)           --              --        (36,545)          --
        Custody credits earned on cash balances..........          --             --             (103)         (671)         (940)
        Fee paid indirectly (Note 5).....................       (1,630)       (63,736)        (56,551)       (1,145)       (2,916)
                                                           ----------------------------------------------------------------------
        Net expenses.....................................      414,447      2,247,606       2,444,409       474,256     1,734,111
                                                           ----------------------------------------------------------------------
   Net investment income (loss)..........................      108,307      1,968,073       1,309,456       256,511     4,450,910
                                                           ----------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**...................................    3,878,635     11,695,916      17,559,741     3,384,232    19,378,774
    Net realized gain (loss) on investments
      (affiliated).......................................          --             --          328,978           --            --
    Net realized gain (loss) on securities sold short....          --             --              --            --            --
    Net realized gain (loss) on futures contracts,
      options contracts and swap contracts...............          --             --              --            --            --
    Net realized foreign exchange gain (loss) on other
      assets and liabilities.............................          --             309             --            --         (1,574)
    Net realized gain (loss) on disposal of investments,
      in violation of investment restrictions (Note 4)...          --             --              --            --            --
                                                           ----------------------------------------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies.........................................    3,878,635     11,696,225      17,888,719     3,384,232    19,377,200
                                                           ----------------------------------------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated).........................   (1,134,540)     9,687,941     (21,797,597)   (3,308,308)    8,269,383
    Change in unrealized appreciation (depreciation) on
      investments (affiliated)...........................          --             --         (841,977)          --            --
    Change in unrealized appreciation (depreciation) on
      futures contracts, options contracts and swap
      contracts..........................................          --             --              --            --            --
    Change in unrealized foreign exchange gain (loss) on
      other assets and liabilities.......................          --            (273)            --            --            --
    Change in unrealized appreciation (depreciation) on
      securities sold short..............................          --             --              --            --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)........................          --             --              --            --            --
                                                           ----------------------------------------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies...........................................   (1,134,540)     9,687,668     (22,639,574)   (3,308,308)    8,269,383
                                                           ----------------------------------------------------------------------
   Net realized and unrealized gain (loss) on investments
    and foreign currencies...............................    2,744,095     21,383,893      (4,750,855)       75,924    27,646,583
                                                           ----------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................  $ 2,852,402    $23,351,966    $ (3,441,399)  $   332,435   $32,097,493
                                                           ======================================================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.......................................  $       --     $    76,713    $      3,904   $     1,987   $     4,791
                                                           ======================================================================
    ** Net of foreign withholding taxes on capital gains
       of................................................  $       --     $       --     $        --    $       --    $       --
                                                           ======================================================================

    *** See Note 1
    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2005


                                                SMALL          MFS
                                               COMPANY       MID-CAP      AGGRESSIVE       GROWTH        MARSICO
                                                VALUE        GROWTH         GROWTH      OPPORTUNITIES     GROWTH      TECHNOLOGY
   ------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated).................  $    8,987   $    88,999   $    152,599    $    40,431    $   21,184   $      6,509
    Dividends (unaffiliated)................     204,732       662,206        900,624        151,801     1,119,977        429,359
    Dividends (affiliated)..................         --            --             --             --            --             --
                                              -----------------------------------------------------------------------------------
        Total investment income*............     213,719       751,205      1,053,223        192,232     1,141,161        435,868
                                              -----------------------------------------------------------------------------------
   EXPENSES:
    Investment advisory and management
      fees..................................      94,464     2,071,740      1,399,971        258,651     1,116,089        631,853
    Service fees:
      Class 2...............................         --         80,170         18,857         10,172        62,096         15,879
      Class 3...............................         --        109,934         12,092          8,137        47,096         17,597
    Distribution fees (Note 5):
      Class 1...............................         --         26,360          2,576            --          1,319         38,529
      Class 2...............................         --          8,116            180            --            813         13,315
      Class 3...............................         --          6,932             73            --            424          9,146
    Custodian fees..........................      52,446        95,067         71,987         55,113        68,636         57,283
    Reports to shareholders.................       1,393        52,971         38,005          8,272        24,009          9,786
    Audit and tax fees......................      33,986        33,983         33,635         33,982        33,982         33,984
    Legal fees..............................       3,836         5,956          4,593          4,574         4,011          2,743
    Trustees' fees and expenses.............         377        11,067          8,059          1,432         5,329          2,265
    Interest expense........................         --            274          2,010             77           215          2,480
    Interest expense on securities sold
      short.................................         --            --             --             --            --             --
    Other expenses..........................       2,280        12,938          8,746          3,259         5,540          5,698
                                              -----------------------------------------------------------------------------------
        Total expenses before fee waivers,
          expense reimbursements, expense
          recoupments, custody credits and
          fees paid indirectly..............     188,782     2,515,508      1,600,784        383,669     1,369,559        840,558
        Net (fees waived and expenses
          reimbursed)/recouped by investment
          advisor (Note 4)..................     (37,585)          --             --         (19,566)      13,989             --
        Custody credits earned on cash
          balances..........................         (61)          --            (202)          (890)          --              (5)
        Fee paid indirectly (Note 5)........         --        (48,311)        (6,451)        (1,416)      (11,592)       (74,123)
                                              -----------------------------------------------------------------------------------
        Net expenses........................     151,136     2,467,197      1,594,131        361,797     1,371,956        766,430
                                              -----------------------------------------------------------------------------------
   Net investment income (loss).............      62,583    (1,715,992)      (540,908)      (169,565)     (230,795)      (330,562)
                                              -----------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on investments
      (unaffiliated)**......................     834,743    22,119,308     37,070,865      1,585,876     3,544,839      3,126,640
    Net realized gain (loss) on investments
      (affiliated)..........................         --            --             --             --            --             --
    Net realized gain (loss) on securities
      sold short............................         --            --             --             --            --             --
    Net realized gain (loss) on futures
      contracts, options contracts and swap
      contracts.............................         --            --         (21,573)           --            --             --
    Net realized foreign exchange gain
      (loss) on other assets and
      liabilities...........................          (5)        3,868            --             --        (51,117)           --
    Net realized gain (loss) on disposal of
      investments, in violation of
      investment restrictions (Note 4)......         --            --             --             --            --             --
                                              -----------------------------------------------------------------------------------
    Net realized gain (loss) on investments
      and foreign currencies................     834,738    22,123,176     37,049,292      1,585,876     3,493,722      3,126,640
                                              -----------------------------------------------------------------------------------
    Change in unrealized appreciation
      (depreciation) on investments
      (unaffiliated)........................   1,049,977    (8,411,453)   (11,631,710)    (2,113,020)    5,354,857    (13,190,738)
    Change in unrealized appreciation
      (depreciation) on investments
      (affiliated)..........................         --            --             --             --            --             --
    Change in unrealized appreciation
      (depreciation) on futures contracts,
      options contracts and swap
      contracts.............................         --            --         235,245            --            --             --
    Change in unrealized foreign exchange
      gain (loss) on other assets and
      liabilities...........................         --         (4,887)           --             --         38,644            --
    Change in unrealized appreciation
      (depreciation) on securities sold
      short.................................         --            --             --             --            --             --
    Change in accrued capital gains tax on
      unrealized appreciation
      (depreciation)........................         --            --             --             --            --             --
                                              -----------------------------------------------------------------------------------
   Net unrealized gain (loss) on investments
    and foreign currencies..................   1,049,977    (8,416,340)   (11,396,465)    (2,113,020)    5,393,501    (13,190,738)
                                              -----------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
    on investments and foreign currencies...   1,884,715    13,706,836     25,652,827       (527,144)    8,887,223    (10,064,098)
                                              -----------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS...............  $1,947,298   $11,990,844   $ 25,111,919    $  (696,709)   $8,656,428   $(10,394,660)
                                              ===================================================================================
   ---------------
     * Net of foreign withholding taxes on
       interest and dividends of............  $      269   $       994   $     6,561     $       --     $    9,062   $      2,011
                                              ===================================================================================
    ** Net of foreign withholding taxes on
       capital gains of.....................  $      --    $       --    $        --     $       --     $      --    $        --
                                              ===================================================================================

    See Notes to Financial Statements

---------------------
    220

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2005

                                                                   SMALL &     INTERNATIONAL
                                                                   MID CAP      GROWTH AND       GLOBAL
                                                                    VALUE         INCOME        EQUITIES
   -------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................  $    48,736    $    53,837    $   102,285
    Dividends (unaffiliated)...................................    2,034,937      5,818,130      2,906,158
    Dividends (affiliated).....................................          --             --          18,643
                                                                 -----------------------------------------
        Total investment income*...............................    2,083,673      5,871,967      3,027,086
                                                                 -----------------------------------------
   EXPENSES:
    Investment advisory and management fees....................    1,203,815      2,781,375      1,878,872
    Service fees:
      Class 2..................................................       54,873         46,411         18,713
      Class 3..................................................      209,500         61,878         14,048
    Distribution fees (Note 5):
      Class 1..................................................          --          43,378         56,247
      Class 2..................................................       12,903          5,651          3,155
      Class 3..................................................       30,158          4,171          1,054
    Custodian fees.............................................       64,634        647,569        282,096
    Reports to shareholders....................................       19,729         55,001         48,646
    Audit and tax fees.........................................       42,487         49,910         42,532
    Legal fees.................................................        3,965          6,536          5,363
    Trustees' fees and expenses................................        4,467         11,628          9,752
    Interest expense...........................................          --           3,371          3,537
    Interest expense on securities sold short..................          --             --             --
    Other expenses.............................................        3,834         11,083         10,298
                                                                 -----------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................    1,650,365      3,727,962      2,374,313
        Net (fees waived and expenses reimbursed)/recouped by
         investment advisor (Note 4)...........................       17,429            --             --
        Custody credits earned on cash balances................          --            (283)          (373)
        Fee paid indirectly (Note 5)...........................      (46,372)       (53,200)       (63,402)
                                                                 -----------------------------------------
        Net expenses...........................................    1,621,422      3,674,479      2,310,538
                                                                 -----------------------------------------
   Net investment income (loss)................................      462,251      2,197,488        716,548
                                                                 -----------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...    5,626,468     34,729,333     21,689,244
    Net realized gain (loss) on investments (affiliated).......          --             --         306,083
    Net realized gain (loss) on securities sold short..........          --             --             --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................          --             --             --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................          --          30,924       (161,072)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............          --             --             --
                                                                 -----------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................    5,626,468     34,760,257     21,834,255
                                                                 -----------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................   10,131,822      8,549,940     (8,088,730)
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................          --             --        (808,602)
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........          --             --             --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................          --          (5,423)        (9,957)
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................          --             --             --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................          --             --          (3,518)
                                                                 -----------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................   10,131,822      8,544,517     (8,910,807)
                                                                 -----------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................   15,758,290     43,304,774     12,923,448
                                                                 -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................  $16,220,541    $45,502,262    $13,639,996
                                                                 =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................  $     4,509    $   768,879    $   223,547
                                                                 =========================================
    ** Net of foreign withholding taxes on capital gains of....  $       --     $    49,061    $       --
                                                                 =========================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF OPERATIONS (continued)
    FOR THE YEAR ENDED JANUARY 31, 2005


                                                                 INTERNATIONAL
                                                                  DIVERSIFIED     EMERGING       FOREIGN
                                                                   EQUITIES        MARKETS        VALUE
   -------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
    Interest (unaffiliated)....................................   $   303,669    $    17,670   $   157,777
    Dividends (unaffiliated)...................................     5,740,648      2,863,020     3,919,896
    Dividends (affiliated).....................................           --             --            --
                                                                 -----------------------------------------
        Total investment income*...............................     6,044,317      2,880,690     4,077,673
                                                                 -----------------------------------------
   EXPENSES:
    Investment advisory and management fees....................     2,947,401      1,454,451     1,528,174
    Service fees:
      Class 2..................................................        60,159         15,277        70,417
      Class 3..................................................       178,510         17,462       303,165
    Distribution fees (Note 5):
      Class 1..................................................         3,120         34,684           --
      Class 2..................................................           543          3,438         3,948
      Class 3..................................................           764          2,192        10,845
    Custodian fees.............................................       610,338        275,718       346,112
    Reports to shareholders....................................        54,683         21,301        26,874
    Audit and tax fees.........................................        42,509         42,509        51,974
    Legal fees.................................................         6,721          3,881         4,831
    Trustees' fees and expenses................................        11,683          4,756         6,221
    Interest expense...........................................           --           4,195           --
    Interest expense on securities sold short..................           --             --            --
    Other expenses.............................................        13,598          6,361         5,275
                                                                 -----------------------------------------
        Total expenses before fee waivers, expense
         reimbursements, expense recoupments, custody credits
         and fees paid indirectly..............................     3,930,029      1,886,225     2,357,836
        Net (fees waived and expenses reimbursed)/recouped by
         investment advisor (Note 4)...........................           --             --            --
        Custody credits earned on cash balances................          (231)          (844)         (313)
        Fee paid indirectly (Note 5)...........................        (4,427)       (40,314)      (14,850)
                                                                 -----------------------------------------
        Net expenses...........................................     3,925,371      1,845,067     2,342,673
                                                                 -----------------------------------------
   Net investment income (loss)................................     2,118,946      1,035,623     1,735,000
                                                                 -----------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCIES:
    Net realized gain (loss) on investments (unaffiliated)**...    10,153,695     15,590,050     4,904,375
    Net realized gain (loss) on investments (affiliated).......           --             --            --
    Net realized gain (loss) on securities sold short..........           --             --            --
    Net realized gain (loss) on futures contracts, options
      contracts and swap contracts.............................     3,855,020         23,773           --
    Net realized foreign exchange gain (loss) on other assets
      and liabilities..........................................     4,360,734       (158,177)      (36,666)
    Net realized gain (loss) on disposal of investments, in
      violation of investment restrictions (Note 4)............           --             --            --
                                                                 -----------------------------------------
    Net realized gain (loss) on investments and foreign
      currencies...............................................    18,369,449     15,455,646     4,867,709
                                                                 -----------------------------------------
    Change in unrealized appreciation (depreciation) on
      investments (unaffiliated)...............................    19,146,557      3,147,410    21,673,273
    Change in unrealized appreciation (depreciation) on
      investments (affiliated).................................           --             --            --
    Change in unrealized appreciation (depreciation) on futures
      contracts, options contracts and swap contracts..........      (154,620)        60,748           --
    Change in unrealized foreign exchange gain (loss) on other
      assets and liabilities...................................    (1,656,821)       (11,202)        9,453
    Change in unrealized appreciation (depreciation) on
      securities sold short....................................           --             --            --
    Change in accrued capital gains tax on unrealized
      appreciation (depreciation)..............................        94,696        584,536           --
                                                                 -----------------------------------------
   Net unrealized gain (loss) on investments and foreign
    currencies.................................................    17,429,812      3,781,492    21,682,726
                                                                 -----------------------------------------
   Net realized and unrealized gain (loss) on investments and
    foreign currencies.........................................    35,799,261     19,237,138    26,550,435
                                                                 -----------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.................................................   $37,918,207    $20,272,761   $28,285,435
                                                                 =========================================
   ---------------
    * Net of foreign withholding taxes on interest and
      dividends of.............................................   $   683,379    $   427,900   $   531,748
                                                                 =========================================
    ** Net of foreign withholding taxes on capital gains of....   $    27,141    $    94,862   $      --
                                                                 =========================================

    See Notes to Financial Statements

---------------------
    222

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS

                                                        CASH                        CORPORATE               GLOBAL
                                                     MANAGEMENT                       BOND                   BOND
                                            ----------------------------   ---------------------------   ------------
                                              FOR THE         FOR THE        FOR THE        FOR THE        FOR THE
                                             YEAR ENDED     YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,     JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,
                                                2005           2004            2005           2004           2005
   ------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,430,735   $   2,870,485   $ 21,112,443   $ 20,142,152   $  3,690,323
   Net realized gain (loss) on investments
     and foreign currencies...............       (25,757)         (5,964)     3,926,557      2,671,024      3,267,386
   Net unrealized gain (loss) on
     investments and foreign currencies...       (54,986)          4,660     (1,472,016)    17,554,796     (1,366,689)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     3,349,992       2,869,181     23,566,984     40,367,972      5,591,020
                                            -------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,890,182)     (6,334,787)   (13,711,279)   (16,335,449)           --
   Net investment income -- Class 2.......      (369,185)     (1,201,805)    (2,999,266)    (2,990,626)           --
   Net investment income -- Class 3.......      (611,116)     (1,056,430)    (3,450,347)    (1,119,413)           --
   Net realized gain on
     securities -- Class 1................           --              --             --             --      (1,206,592)
   Net realized gain on
     securities -- Class 2................           --              --             --             --        (179,268)
   Net realized gain on
     securities -- Class 3................           --              --             --             --        (170,634)
                                            -------------------------------------------------------------------------
   Total distributions to shareholders....    (2,870,483)     (8,593,022)   (20,160,892)   (20,445,488)    (1,556,494)
                                            -------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    34,514,420    (186,248,442)    69,208,272     36,361,613     (4,594,450)
                                            -------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    34,993,929    (191,972,283)    72,614,364     56,284,097       (559,924)
   NET ASSETS:
   Beginning of period....................  $358,888,822   $ 550,861,105   $362,902,101   $306,618,004   $137,593,218
                                            -------------------------------------------------------------------------
   End of period+.........................  $393,882,751   $ 358,888,822   $435,516,465   $362,902,101   $137,033,294
                                            =========================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  3,430,737   $   2,870,485   $ 21,021,368   $ 20,069,817   $  4,564,524
                                            =========================================================================


                                               GLOBAL
                                                BOND
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2004
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  4,441,344
   Net realized gain (loss) on investments
     and foreign currencies...............     2,605,197
   Net unrealized gain (loss) on
     investments and foreign currencies...    (1,904,416)
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............     5,142,125
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --
   Net investment income -- Class 2.......           --
   Net investment income -- Class 3.......           --
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....           --
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (11,487,517)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    (6,345,392)
   NET ASSETS:
   Beginning of period....................  $143,938,610
                                            -------------
   End of period+.........................  $137,593,218
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ (1,563,427)
                                            =============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    HIGH-YIELD                     WORLDWIDE                     SUNAMERICA
                                                       BOND                       HIGH INCOME                     BALANCED
                                            ---------------------------   ---------------------------   ----------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2005           2004           2005           2004           2005           2004
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 30,498,650   $ 29,519,511   $  6,980,901   $  6,968,100   $  6,658,955   $  4,864,553
   Net realized gain (loss) on investments
     and foreign currencies...............    17,347,127     12,512,874        797,478     (2,088,919)    18,459,797     (9,205,438)
   Net unrealized gain (loss) on
     investments and foreign currencies...      (828,824)    49,998,073       (232,049)    16,767,600    (11,437,445)    61,718,246
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    47,016,953     92,030,458      7,546,330     21,646,781     13,681,308     57,377,361
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......   (23,924,549)   (19,768,997)    (5,364,247)    (7,298,299)    (4,353,872)    (7,022,186)
   Net investment income -- Class 2.......    (3,782,749)    (2,620,814)      (463,427)      (475,914)      (366,691)      (523,720)
   Net investment income -- Class 3.......    (3,381,283)    (1,357,697)       (76,010)       (49,232)      (143,990)       (80,906)
   Net realized gain on
     securities -- Class 1................           --             --             --             --             --              --
   Net realized gain on
     securities -- Class 2................           --             --             --             --             --              --
   Net realized gain on
     securities -- Class 3................           --             --             --             --             --              --
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....   (31,088,581)   (23,747,508)    (5,903,684)    (7,823,445)    (4,864,553)    (7,626,812)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (44,450,550)    72,817,066     (6,272,932)     5,151,054    (46,788,876)   (28,040,782)
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (28,522,178)   141,100,016     (4,630,286)    18,974,390    (37,972,123)    21,709,767
   NET ASSETS:
   Beginning of period....................  $384,555,448   $243,455,432   $100,174,963   $ 81,200,573   $352,532,044   $330,822,277
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $356,033,270   $384,555,448   $ 95,544,677   $100,174,963   $314,559,922   $352,532,044
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 28,894,170   $ 29,319,562   $  6,817,919   $  5,867,155   $  6,658,955   $  4,864,553
                                            ========================================================================================

    See Notes to Financial Statements

---------------------
    224

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                     MFS TOTAL                     TELECOM                     EQUITY
                                                      RETURN                       UTILITY                     INCOME
                                            ---------------------------   -------------------------   -------------------------
                                              FOR THE        FOR THE        FOR THE       FOR THE       FOR THE       FOR THE
                                             YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,   JANUARY 31,   JANUARY 31,
                                                2005           2004          2005          2004          2005          2004
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ 20,860,708   $ 16,800,565   $ 2,181,594   $ 2,606,156   $   103,475   $  101,135
   Net realized gain (loss) on investments
     and foreign currencies...............    55,082,062     13,400,837     2,040,370       (65,397)      635,968     (272,717)
   Net unrealized gain (loss) on
     investments and foreign currencies...    (2,639,522)   105,647,385     2,853,183     8,747,377      (373,749)   2,212,744
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    73,303,248    135,848,787     7,075,147    11,288,136       365,694    2,041,162
                                            -----------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,193,424)   (24,520,410)   (2,411,087)   (2,997,326)     (101,135)    (124,547)
   Net investment income -- Class 2.......      (249,227)    (5,037,521)     (191,650)     (212,309)          --            --
   Net investment income -- Class 3.......      (190,281)    (1,642,445)       (3,795)      (10,601)          --            --
   Net realized gain on
     securities -- Class 1................           --             --            --            --            --            --
   Net realized gain on
     securities -- Class 2................           --             --            --            --            --            --
   Net realized gain on
     securities -- Class 3................           --             --            --            --            --            --
                                            -----------------------------------------------------------------------------------
   Total distributions to shareholders....    (1,632,932)   (31,200,376)   (2,606,532)   (3,220,236)     (101,135)    (124,547)
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    46,780,601    110,901,983    (3,953,764)   (9,698,179)   (1,815,882)     349,060
                                            -----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   118,450,917    215,550,394       514,851    (1,630,279)   (1,551,323)   2,265,675
   NET ASSETS:
   Beginning of period....................  $830,792,434   $615,242,040   $54,920,348   $56,550,627   $ 8,715,148   $6,449,473
                                            -----------------------------------------------------------------------------------
   End of period+.........................  $949,243,351   $830,792,434   $55,435,199   $54,920,348   $ 7,163,825   $8,715,148
                                            ===================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $ 20,865,204   $  1,632,043   $ 2,182,259   $ 2,642,114   $   103,475   $  101,135
                                            ===================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                           FEDERATED
                                                     EQUITY                                                 AMERICAN
                                                      INDEX                      GROWTH-INCOME              LEADERS*
                                            -------------------------   -------------------------------   ------------
                                              FOR THE       FOR THE        FOR THE          FOR THE         FOR THE
                                            YEAR ENDED    YEAR ENDED      YEAR ENDED       YEAR ENDED      YEAR ENDED
                                            JANUARY 31,   JANUARY 31,    JANUARY 31,      JANUARY 31,     JANUARY 31,
                                               2005          2004            2005             2004            2005
   -------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   677,645   $   513,854   $    4,265,493   $    6,409,220   $  3,757,564
   Net realized gain (loss) on investments
     and foreign currencies...............     (436,748)       (1,173)      38,450,028       51,494,491      9,673,178
   Net unrealized gain (loss) on
     investments and foreign currencies...    2,281,501    11,987,942        2,515,014      220,097,315      3,623,132
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    2,522,398    12,500,623       45,230,535      278,001,026     17,053,874
                                            --------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (509,205)     (463,680)      (6,063,355)      (8,970,910)    (2,964,675)
   Net investment income -- Class 2.......          --            --          (263,902)        (382,328)      (300,969)
   Net investment income -- Class 3.......          --            --           (81,963)         (58,939)      (325,862)
   Net realized gain on
     securities -- Class 1................          --            --               --               --             --
   Net realized gain on
     securities -- Class 2................          --            --               --               --             --
   Net realized gain on
     securities -- Class 3................          --            --               --               --             --
                                            --------------------------------------------------------------------------
   Total distributions to shareholders....     (509,205)     (463,680)      (6,409,220)      (9,412,177)    (3,591,506)
                                            --------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (4,840,219)       (6,928)    (186,104,466)    (141,640,992)    (9,560,377)
                                            --------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (2,827,026)   12,030,015     (147,283,151)     126,947,857      3,901,991
   NET ASSETS:
   Beginning of period....................  $49,616,167   $37,586,152   $1,042,285,679   $  915,337,822   $255,863,558
                                            --------------------------------------------------------------------------
   End of period+.........................  $46,789,141   $49,616,167   $  895,002,528   $1,042,285,679   $259,765,549
                                            ==========================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   677,645   $   509,205   $    4,265,493   $    6,409,220   $  3,757,565
                                            ==========================================================================

                                              FEDERATED
                                              AMERICAN
                                              LEADERS*
                                            -------------
                                               FOR THE
                                             YEAR ENDED
                                             JANUARY 31,
                                                2004
   ---------------------------------------  -------------
   OPERATIONS:
   Net investment income (loss)...........  $  3,591,506
   Net realized gain (loss) on investments
     and foreign currencies...............    (3,170,718)
   Net unrealized gain (loss) on
     investments and foreign currencies...    63,980,420
                                            -------------
   Net increase (decrease) in net assets
     resulting from operations............    64,401,208
                                            -------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (3,127,828)
   Net investment income -- Class 2.......      (272,374)
   Net investment income -- Class 3.......       (66,453)
   Net realized gain on
     securities -- Class 1................           --
   Net realized gain on
     securities -- Class 2................           --
   Net realized gain on
     securities -- Class 3................           --
                                            -------------
   Total distributions to shareholders....    (3,466,655)
                                            -------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (14,274,820)
                                            -------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    46,659,733
   NET ASSETS:
   Beginning of period....................  $209,203,825
                                            -------------
   End of period+.........................  $255,863,558
                                            =============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  3,591,507
                                            =============

    *See Note 1
    See Notes to Financial Statements

---------------------
    226

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                         DAVIS
                                                        VENTURE                        "DOGS" OF               ALLIANCE
                                                         VALUE                        WALL STREET               GROWTH
                                            ------------------------------------------------------------------------------
                                               FOR THE          FOR THE         FOR THE        FOR THE         FOR THE
                                              YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                             JANUARY 31,      JANUARY 31,     JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                 2005             2004            2005           2004            2005
   -----------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   22,588,542   $   19,375,078   $  2,654,779   $  3,053,169   $    3,526,500
   Net realized gain (loss) on investments
     and foreign currencies...............      52,560,469      (56,139,940)     6,409,951      3,968,655       39,833,777
   Net unrealized gain (loss) on
     investments and foreign currencies...     149,429,492      674,070,848     (2,132,761)    22,930,188      (31,020,769)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     224,578,503      637,305,986      6,931,969     29,952,012       12,339,508
                                            ------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......     (16,496,340)     (14,827,986)    (2,297,666)    (2,565,250)      (2,962,192)
   Net investment income -- Class 2.......      (1,530,453)      (1,015,385)      (501,256)      (406,812)        (130,653)
   Net investment income -- Class 3.......      (1,254,311)        (345,416)      (254,247)      (110,587)         (59,077)
   Net realized gain on
     securities -- Class 1................             --               --             --             --               --
   Net realized gain on
     securities -- Class 2................             --               --             --             --               --
   Net realized gain on
     securities -- Class 3................             --               --             --             --               --
                                            ------------------------------------------------------------------------------
   Total distributions to shareholders....     (19,281,104)     (16,188,787)    (3,053,169)    (3,082,649)      (3,151,922)
                                            ------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (113,757,494)     (68,224,010)    (8,844,070)    (5,385,474)    (194,276,263)
                                            ------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      91,539,905      552,893,189     (4,965,270)    21,483,889     (185,088,677)
   NET ASSETS:
   Beginning of period....................  $2,268,549,657   $1,715,656,468   $131,890,471   $110,406,582   $1,201,096,604
                                            ------------------------------------------------------------------------------
   End of period+.........................  $2,360,089,562   $2,268,549,657   $126,925,201   $131,890,471   $1,016,007,927
                                            ==============================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   22,339,938   $   19,212,879   $  2,654,778   $  3,053,168   $    3,526,500
                                            ==============================================================================


                                               ALLIANCE
                                                GROWTH
                                            ---------------
                                                FOR THE
                                              YEAR ENDED
                                              JANUARY 31,
                                                 2004
   ---------------------------------------  ---------------
   OPERATIONS:
   Net investment income (loss)...........  $    3,151,922
   Net realized gain (loss) on investments
     and foreign currencies...............     (45,303,894)
   Net unrealized gain (loss) on
     investments and foreign currencies...     356,869,094
                                            ---------------
   Net increase (decrease) in net assets
     resulting from operations............     314,717,122
                                            ---------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (2,702,481)
   Net investment income -- Class 2.......         (64,464)
   Net investment income -- Class 3.......         (12,773)
   Net realized gain on
     securities -- Class 1................             --
   Net realized gain on
     securities -- Class 2................             --
   Net realized gain on
     securities -- Class 3................             --
                                            ---------------
   Total distributions to shareholders....      (2,779,718)
                                            ---------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (163,023,250)
                                            ---------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................     148,914,154
   NET ASSETS:
   Beginning of period....................  $1,052,182,450
                                            ---------------
   End of period+.........................  $1,201,096,604
                                            ===============
   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    3,151,922
                                            ===============

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                  GOLDMAN SACHS              MFS MASSACHUSETTS               PUTNAM GROWTH:
                                                    RESEARCH                 INVESTORS TRUST*                   VOYAGER*
                                            --------------------------------------------------------------------------------------
                                              FOR THE       FOR THE       FOR THE        FOR THE        FOR THE         FOR THE
                                            YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,   JANUARY 31,   JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                               2005          2004           2005           2004           2005           2004
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   108,307   $   (18,749)  $  1,968,073   $  2,133,844   $  1,309,456   $    326,945
   Net realized gain (loss) on investments
     and foreign currencies...............    3,878,635     2,600,032     11,696,225      4,342,171     17,888,719      1,506,896
   Net unrealized gain (loss) on
     investments and foreign currencies...   (1,134,540)    4,544,977      9,687,668     55,384,477    (22,639,574)    74,224,871
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    2,852,402     7,126,260     23,351,966     61,860,492     (3,441,399)    76,058,712
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......          --            --      (1,742,181)    (1,856,895)      (326,945)      (735,034)
   Net investment income -- Class 2.......          --            --        (205,725)      (173,903)           --         (13,201)
   Net investment income -- Class 3.......          --            --        (177,218)       (71,576)           --          (1,588)
   Net realized gain on
     securities -- Class 1................          --            --             --             --             --             --
   Net realized gain on
     securities -- Class 2................          --            --             --             --             --             --
   Net realized gain on
     securities -- Class 3................          --            --             --             --             --             --
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....          --            --      (2,125,124)    (2,102,374)      (326,945)      (749,823)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (4,638,673)   (4,304,328)   (25,758,419)    (5,390,340)   (52,761,073)   (54,310,131)
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (1,786,271)    2,821,932     (4,531,577)    54,367,778    (56,529,417)    20,998,758
   NET ASSETS:
   Beginning of period....................  $30,854,154   $28,032,222   $283,310,928   $228,943,150   $301,751,878   $280,753,120
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $29,067,883   $30,854,154   $278,779,351   $283,310,928   $245,222,461   $301,751,878
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   108,307   $       --    $  1,964,840   $  2,121,582   $  1,309,456   $    326,945
                                            ======================================================================================

    *See Note 1
    See Notes to Financial Statements

---------------------
    228

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                    BLUE CHIP                      REAL                     SMALL COMPANY
                                                     GROWTH                       ESTATE                        VALUE
                                            -----------------------------------------------------------------------------------
                                              FOR THE       FOR THE       FOR THE        FOR THE        FOR THE       FOR THE
                                            YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            JANUARY 31,   JANUARY 31,   JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,
                                               2005          2004           2005           2004          2005          2004
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   256,511   $    52,387   $  4,450,910   $  5,113,571   $    62,583   $  (21,511)
   Net realized gain (loss) on investments
     and foreign currencies...............    3,384,232        57,945     19,377,200      6,377,585       834,738      120,710
   Net unrealized gain (loss) on
     investments and foreign currencies...   (3,308,308)    9,855,419      8,269,383     41,520,146     1,049,977    2,313,851
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............      332,435     9,965,751     32,097,493     53,011,302     1,947,298    2,413,050
                                            -----------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......      (47,828)      (46,789)    (3,863,945)    (3,211,729)          --           --
   Net investment income -- Class 2.......       (4,559)       (3,369)      (682,999)      (473,315)          --           --
   Net investment income -- Class 3.......          --            --        (566,627)      (151,743)          --           --
   Net realized gain on
     securities -- Class 1................          --            --             --             --            --           --
   Net realized gain on
     securities -- Class 2................          --            --             --             --            --           --
   Net realized gain on
     securities -- Class 3................          --            --             --             --            --           --
                                            -----------------------------------------------------------------------------------
   Total distributions to shareholders....      (52,387)      (50,158)    (5,113,571)    (3,836,787)          --           --
                                            -----------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     (363,765)   13,518,622     11,420,055     18,097,359       (47,183)     367,101
                                            -----------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................      (83,717)   23,434,215     38,403,977     67,271,874     1,900,115    2,780,151
   NET ASSETS:
   Beginning of period....................  $51,822,867   $28,388,652   $174,903,761   $107,631,887   $ 8,562,302   $5,782,151
                                            -----------------------------------------------------------------------------------
   End of period+.........................  $51,739,150   $51,822,867   $213,307,738   $174,903,761   $10,462,417   $8,562,302
                                            ===================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $   256,511   $    52,387   $  4,449,336   $  5,113,571   $    62,578   $      --
                                            ===================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                    MFS MID-CAP                   AGGRESSIVE                      GROWTH
                                                      GROWTH                        GROWTH                     OPPORTUNITIES
                                            ---------------------------------------------------------------------------------------
                                            FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,
                                                2005           2004           2005           2004           2005           2004
   --------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $ (1,715,992)  $   (972,924)  $   (540,908)  $   (753,306)  $  (169,565)   $  (147,212)
   Net realized gain (loss) on investments
     and foreign currencies...............    22,123,176     21,325,901     37,049,292      2,504,097     1,585,876      3,488,015
   Net unrealized gain (loss) on
     investments and foreign currencies...    (8,416,340)    53,247,139    (11,396,465)    49,884,759    (2,113,020)     5,968,876
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    11,990,844     73,600,116     25,111,919     51,635,550      (696,709)     9,309,679
                                            ---------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --             --             --            --             --
   Net investment income -- Class 2.......           --             --             --             --            --             --
   Net investment income -- Class 3.......           --             --             --             --            --             --
   Net realized gain on
     securities -- Class 1................           --             --             --             --            --             --
   Net realized gain on
     securities -- Class 2................           --             --             --             --            --             --
   Net realized gain on
     securities -- Class 3................           --             --             --             --            --             --
                                            ---------------------------------------------------------------------------------------
   Total distributions to shareholders....           --             --             --             --            --             --
                                            ---------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................   (22,643,683)    60,027,125    (29,642,715)      (436,206)  (11,514,732)    16,683,060
                                            ---------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................   (10,652,839)   133,627,241     (4,530,796)    51,199,344   (12,211,441)    25,992,739
   NET ASSETS:
   Beginning of period....................  $285,350,175   $151,722,934   $214,827,201   $163,627,857   $41,865,310    $15,872,571
                                            ---------------------------------------------------------------------------------------
   End of period+.........................  $274,697,336   $285,350,175   $210,296,405   $214,827,201   $29,653,869    $41,865,310
                                            =======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $     (1,187)  $        --    $        --    $        --    $       --     $       --
                                            =======================================================================================

    See Notes to Financial Statements

---------------------
    230

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                                                 SMALL &
                                                      MARSICO                                                    MID CAP
                                                      GROWTH                      TECHNOLOGY                      VALUE
                                            --------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE       FOR THE        FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,   JANUARY 31,    JANUARY 31,
                                                2005           2004           2005          2004           2005           2004
   -------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $   (230,795)  $   (273,379)  $   (330,562)  $  (635,972)  $    462,251   $   (44,307)
   Net realized gain (loss) on investments
     and foreign currencies...............     3,493,722      1,860,886      3,126,640     3,779,732      5,626,468       690,808
   Net unrealized gain (loss) on
     investments and foreign currencies...     5,393,501     23,832,774    (13,190,738)   18,130,268     10,131,822    10,341,471
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............     8,656,428     25,420,281    (10,394,660)   21,274,028     16,220,541    10,987,972
                                            --------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......           --             --             --            --             --            --
   Net investment income -- Class 2.......           --             --             --            --        (166,784)       (8,167)
   Net investment income -- Class 3.......           --             --             --            --        (350,473)       (2,255)
   Net realized gain on
     securities -- Class 1................           --             --             --            --             --            --
   Net realized gain on
     securities -- Class 2................           --             --             --            --      (1,330,512)     (116,004)
   Net realized gain on
     securities -- Class 3................           --             --             --            --      (3,752,780)     (172,417)
                                            --------------------------------------------------------------------------------------
   Total distributions to shareholders....           --             --             --            --      (5,600,549)     (298,843)
                                            --------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    (8,725,905)    48,677,952    (22,689,291)   29,883,570    100,501,770    49,974,759
                                            --------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................       (69,477)    74,098,233    (33,083,951)   51,157,598    111,121,762    60,663,888
   NET ASSETS:
   Beginning of period....................  $137,117,948   $ 63,019,715   $ 79,617,555   $28,459,957   $ 68,656,806   $ 7,992,918
                                            --------------------------------------------------------------------------------------
   End of period+.........................  $137,048,471   $137,117,948   $ 46,533,604   $79,617,555   $179,778,568   $68,656,806
                                            ======================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $       (394)  $     12,268   $         --   $       --    $         --   $       --
                                            ======================================================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   INTERNATIONAL                                               INTERNATIONAL
                                                    GROWTH AND                      GLOBAL                      DIVERSIFIED
                                                      INCOME                       EQUITIES                       EQUITIES
                                            ----------------------------------------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,     JANUARY 31,
                                                2005           2004           2005           2004           2005           2004
   ---------------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  2,197,488   $  3,213,997   $    716,548   $    608,935   $  2,118,946   $  2,057,539
   Net realized gain (loss) on investments
     and foreign currencies...............    34,760,257      4,180,570     21,834,255     (6,483,344)    18,369,449     (1,341,836)
   Net unrealized gain (loss) on
     investments and foreign currencies...     8,544,517     80,020,266     (8,910,807)    78,275,016     17,429,812     70,414,422
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    45,502,262     87,414,833     13,639,996     72,400,607     37,918,207     71,130,125
                                            ----------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (2,934,710)    (2,820,011)      (674,345)      (611,341)    (3,720,146)    (7,625,969)
   Net investment income -- Class 2.......      (363,866)      (294,132)       (22,433)       (14,671)      (871,901)      (889,477)
   Net investment income -- Class 3.......      (301,346)      (118,850)        (6,731)        (1,768)    (1,585,744)      (987,208)
   Net realized gain on
     securities -- Class 1................           --             --             --             --             --             --
   Net realized gain on
     securities -- Class 2................           --             --             --             --             --             --
   Net realized gain on
     securities -- Class 3................           --             --             --             --             --             --
                                            ----------------------------------------------------------------------------------------
   Total distributions to shareholders....    (3,599,922)    (3,232,993)      (703,509)      (627,780)    (6,177,791)    (9,502,654)
                                            ----------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................    17,718,765     (4,178,026)   (52,590,722)   (36,662,908)    39,930,727     36,619,575
                                            ----------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    59,621,105     80,003,814    (39,654,235)    35,109,919     71,671,143     98,247,046
   NET ASSETS:
   Beginning of period....................  $274,971,640   $194,967,826   $265,759,215   $230,649,296   $266,256,933   $168,009,887
                                            ----------------------------------------------------------------------------------------
   End of period+.........................  $334,592,745   $274,971,640   $226,104,980   $265,759,215   $337,928,076   $266,256,933
                                            ========================================================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $  2,767,542   $  3,128,359   $    546,421   $    694,454   $  5,352,277   $  4,801,095
                                            ========================================================================================

    See Notes to Financial Statements

---------------------
    232

---------------------

    SUNAMERICA SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                     EMERGING                       FOREIGN
                                                      MARKETS                        VALUE
                                            ---------------------------------------------------------
                                              FOR THE        FOR THE        FOR THE        FOR THE
                                             YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            JANUARY 31,    JANUARY 31,    JANUARY 31,    JANUARY 31,
                                                2005           2004           2005           2004
   --------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)...........  $  1,035,623   $  1,116,685   $  1,735,000   $    46,943
   Net realized gain (loss) on investments
     and foreign currencies...............    15,455,646      5,771,641      4,867,709       794,461
   Net unrealized gain (loss) on
     investments and foreign currencies...     3,781,492     33,202,065     21,682,726    16,345,526
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations............    20,272,761     40,090,391     28,285,435    17,186,930
                                            ---------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -- Class 1.......    (1,041,907)           --             --            --
   Net investment income -- Class 2.......      (100,961)           --        (549,897)      (34,925)
   Net investment income -- Class 3.......       (67,620)           --      (1,534,214)      (13,817)
   Net realized gain on
     securities -- Class 1................           --             --             --            --
   Net realized gain on
     securities -- Class 2................           --             --      (1,050,185)     (230,090)
   Net realized gain on
     securities -- Class 3................           --             --      (3,245,912)     (374,685)
                                            ---------------------------------------------------------
   Total distributions to shareholders....    (1,210,488)           --      (6,380,208)     (653,517)
                                            ---------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions (Note 7)................     1,025,632      9,901,858    129,184,720    71,133,706
                                            ---------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET
     ASSETS...............................    20,087,905     49,992,249    151,089,947    87,667,119
   NET ASSETS:
   Beginning of period....................  $116,809,949   $ 66,817,700   $ 97,654,419   $ 9,987,300
                                            ---------------------------------------------------------
   End of period+.........................  $136,897,854   $116,809,949   $248,744,366   $97,654,419
                                            =========================================================

   ---------------
   + Includes accumulated undistributed
     net investment income (loss).........  $    447,921   $    191,864   $   (108,693)  $   (18,785)
                                            =========================================================

    See Notes to Financial Statements

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: SunAmerica Series Trust (the "Trust"), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of AIG SunAmerica Life Assurance Company (formerly Anchor National Life Insurance Company), an Arizona corporation, First SunAmerica Life Insurance Company, a New York corporation, AIG Life Insurance Company, a Delaware corporation, American International Life Assurance Company of New York, a New York corporation, American General Life Insurance Company, a Texas Corporation, and the United States Life Insurance Company in The City of New York, a New York corporation. AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation, which is a wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation. AIG Life Insurance Company, American International Life Assurance Company of New York, American General Life Insurance Company and the United States Life Insurance Company in The City of New York are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the "Life Companies".

  The Trust issues separate series of shares ("the Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

  Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 and 3 shares are subject to service fees while Class 1 shares are not (iii) Class 2 and 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and 3 shares. Class 2 and 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class's average daily net assets. Effective December 1, 2004, each class of shares is no longer subject to a distribution fee. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 1, 2003, the Putnam Growth, MFS Growth & Income and Federated Value Portfolios were renamed Putnam Growth: Voyager, MFS Massachusetts Investors Trust and Federated American Leaders Portfolios, respectively.

On June 17, 2003, the Board of Trustees approved the reorganization of, the Asset Allocation Portfolio (previously a portfolio of SunAmerica Series Trust), into a newly created series of Anchor Series Trust. Effective upon the close of business on November 24, 2003, the Asset Allocation Portfolio became a part of Anchor Series Trust.

The investment objectives for the Portfolios included in this report are as follows:

The CASH MANAGEMENT PORTFOLIO seeks high current yield consistent with liquidity and preservation of capital by investing in a diversified selection of money market instruments.

The CORPORATE BOND PORTFOLIO seeks high total return with only moderate price risk by investing, under normal circumstances, at least 80% of net assets in fixed income securities, but invests primarily in investment grade fixed income securities; and may invest up to 35% in fixed income securities rated below investment grade.

The GLOBAL BOND PORTFOLIO seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation, by investing, under normal circumstances, at least 80% of net assets in high quality fixed income securities of U.S. and foreign issuers and transactions in foreign currencies.

The HIGH-YIELD BOND PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on "B" rated high-yield bonds.

The WORLDWIDE HIGH INCOME PORTFOLIO seeks high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of net assets in high income securities of issuers located throughout the world.

The SUNAMERICA BALANCED PORTFOLIO seeks conservation of principal and capital appreciation by maintaining at all times a balanced portfolio of stocks and bonds, with at least 25% invested in fixed income securities.

The MFS TOTAL RETURN PORTFOLIO seeks reasonable current income, long-term capital growth and conservation of capital by investing primarily in common stocks and fixed income securities, with an emphasis on income-producing securities that appear to have some potential for capital enhancement.

---------------------
    234

The TELECOM UTILITY PORTFOLIO seeks high current income and moderate capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of utility companies.

The EQUITY INCOME PORTFOLIO seeks long-term capital appreciation and income by investing primarily in equity securities of companies which the subadviser believes are characterized by the ability to pay above-average dividends, the ability to finance expected growth and strong management.

The EQUITY INDEX PORTFOLIO seeks investment results that correspond with the performance of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R)") by investing, under normal circumstances, at least 80% of net assets in common stocks included in the S&P 500(R).

The GROWTH-INCOME PORTFOLIO seeks growth of capital and income by investing primarily in common stocks or securities that demonstrate the potential for appreciation and/or dividends.

The FEDERATED AMERICAN LEADERS PORTFOLIO seeks growth of capital and income by investing primarily in the securities of high quality companies.

The DAVIS VENTURE VALUE PORTFOLIO seeks growth of capital by investing primarily in common stocks of companies with market capitalizations of at least $10 billion.

The "DOGS" OF WALL STREET PORTFOLIO seeks total return (including capital appreciation and current income) by investing in 30 high dividend yielding common stocks selected annually from the Dow Jones Industrial Average and the broader market.

The ALLIANCE GROWTH PORTFOLIO seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings.

The GOLDMAN SACHS RESEARCH PORTFOLIO seeks long-term growth of capital by investing under normal circumstances, at least 80% of net assets in equity investments selected for their potential to achieve capital appreciation over the long term.

The MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO seeks reasonable current income and long-term growth of capital and income by investing primarily in equity securities.

The PUTNAM GROWTH: VOYAGER PORTFOLIO seeks capital appreciation by investing primarily in common stocks of U.S. companies, with a focus on growth stocks issued by companies the subadviser believes have above-average growth potential and whose earnings are likely to increase over time.

The BLUE CHIP GROWTH PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The REAL ESTATE PORTFOLIO seeks total return through a combination of growth and income by investing, under normal circumstances, at least 80% of net assets in securities of companies principally engaged in or related to the real estate industry or that own significant real estate assets or that primarily invest in real estate financial instruments.

The SMALL COMPANY VALUE PORTFOLIO seeks capital appreciation by investing, under normal circumstances, at least 80% of net assets in a broadly diversified portfolio of equity securities of small companies generally with market capitalizations ranging from approximately $39 million to $2.9 billion.

The MFS MID-CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The AGGRESSIVE GROWTH PORTFOLIO seeks capital appreciation by investing primarily in equity securities of high growth companies including small and medium sized growth companies with market capitalizations of $1.5 billion to $15 billion.

The GROWTH OPPORTUNITIES PORTFOLIO seeks capital appreciation by investing primarily in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies.

The MARSICO GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 65% in equity securities of large companies with a general core position of 20 to 30 common stocks.

The TECHNOLOGY PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in equity securities that demonstrate the potential for capital appreciation, issued by companies the subadviser believes are positioned to benefit from involvement in technology and technology-related industries worldwide.

The SMALL & MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances at least 80% of net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The INTERNATIONAL GROWTH AND INCOME PORTFOLIO seeks growth of capital and, secondarily, current income by investing primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The GLOBAL EQUITIES PORTFOLIO seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.
                                                           ---------------------

The INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO seeks long-term capital appreciation by investing (in accordance with country and sector weightings determined by its subadviser) in securities of foreign issuers that, in the aggregate, replicate broad country and sector indices. Under normal circumstances, at least 80% of net assets of the Portfolio will be invested in equity securities.

The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of net assets in common stocks and other equity securities of companies that its subadviser believes have above-average growth prospects primarily in emerging markets outside the U.S.

The FOREIGN VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of net assets in equity and debt securities of companies and governments outside the U.S., including emerging markets.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Total return swap contracts are valued based upon broker quotes received from the market maker. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

---------------------
    236

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries tax regulations require that taxes be paid on capital gains realized by the Portfolio.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income and capital gain distributions, if any, are paid annually.

  The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

  The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

INVESTMENT SECURITIES LOANED: During the year ended January 31, 2005, the SunAmerica Balanced Portfolio participated in securities lending with qualified brokers. The SunAmerica Balanced Portfolio may lend portfolio securities to the extent of one-third of the Portfolio's total assets. In lending portfolio securities to brokers, the Portfolio receives cash as collateral against the loaned securities, which must be maintained at not less than 102% of the market value of the loaned securities during the period of the loan. The Portfolio may use the cash collateral received to invest in short-term investments, which earn interest income or to cover bank overdrafts. Any interest earned from the investment of the collateral is recorded by the Portfolio, net of the portion of interest that is rebated to the borrowing broker. If the amounts are used to cover bank overdrafts, the broker rebates incurred are reflected as interest expense on the Statement of Operations. During the year ended January 31, 2005, $2 of broker rebates were reclassified to interest expense. As with other extensions of credit, should the borrower of the securities fail financially, the Portfolio may bear the risk of delay in recovery or may be subject to replacing the loaned securities by purchasing them with the cash collateral held, which may be less than 100% of the market value of such securities at the time of replacement. At January 31, 2005, there were no loaned securities in the Portfolios.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

                                                           ---------------------

At January 31, 2005, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
--------------------------------------------------------------------------------------
SunAmerica Balanced.........................................     0.02%     $    30,000
"Dogs" of Wall Street.......................................     0.43          963,000
Blue Chip Growth............................................     0.04        1,883,000
Aggressive Growth...........................................     0.56       10,083,000
Growth Opportunities........................................     1.85          249,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co., dated January 31, 2005, bearing interest at a rate of 2.38% per annum, with a principal amount of $180,562,000, a repurchase price of $180,573,937, a maturity date of February 1, 2005. The repurchase agreement is collateralized by the following:

TYPE OF COLLATERAL                                      INTEREST RATE   MATURITY DATE   PRINCIPAL AMOUNT   MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills...................................      1.63%         03/31/05        $ 75,440,000     $ 75,748,172
U.S. Treasury Notes...................................      4.25          11/15/13           2,260,000        2,301,970
U.S. Treasury Notes...................................      6.88          05/15/06         100,000,000      106,125,000

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  At January 31, 2005, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Global Bond, Worldwide High Income and International Diversified Equities Portfolios includes amounts set aside for margin requirements for open futures contracts.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Portfolio writes a call or a put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally

---------------------
    238
received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

  During the year ended January 31, 2005 the following Portfolio had options written:

                                                               AGGRESSIVE GROWTH
                                                              --------------------
                                                              CONTRACTS    AMOUNT
----------------------------------------------------------------------------------
Written option contracts as of 02/01/04.....................    (611)     $(88,585)
Options written during the period...........................     --            --
Written options closed during the period....................     611       110,158
Net realized loss on written options closed.................     --        (21,573)
                                                                ----      --------
Written option contracts as of 01/31/05.....................     --       $    --
                                                                ====      ========

SHORT SALES: Certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

TOTAL RETURN SWAP CONTRACTS: Certain Portfolios may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                               FOR THE YEAR ENDED JANUARY 31, 2005
                                           ----------------------------------------------------------------------------
                                                        DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                           -------------------------------------------------   ------------------------
                                                             LONG-TERM         UNREALIZED                    LONG-TERM
                                            ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY      CAPITAL
                PORTFOLIO                    INCOME        CARRYFORWARD      (DEPRECIATION)*     INCOME         GAIN
-----------------------------------------------------------------------------------------------------------------------
Cash Management..........................  $ 3,430,737    $      (834,614)    $    (97,608)    $ 2,870,483   $       --
Corporate Bond...........................   21,118,318        (14,993,245)      15,278,319      20,160,892           --
Global Bond..............................    4,633,150            671,124       11,586,509              --    1,556,494
High-Yield Bond..........................   30,800,343       (129,138,879)      28,703,493      31,088,581           --
Worldwide High Income....................    7,067,234        (55,392,545)       2,092,239       5,903,684           --
SunAmerica Balanced......................    6,658,955       (125,463,852)      12,325,697       4,864,553           --
MFS Total Return.........................   26,617,015         40,920,994       70,545,587       1,632,932           --
Telecom Utility..........................    2,182,259        (51,880,140)       5,805,801       2,606,532           --
Equity Income............................      103,475             36,997          941,297         101,135           --
Equity Index.............................      677,645         (3,181,976)      (4,932,544)        509,205           --
Growth-Income............................    4,265,493       (169,351,595)     177,572,216       6,409,220           --
Federated American Leaders...............    3,757,564        (20,687,164)      26,639,199       3,591,506           --
Davis Venture Value......................   22,339,938       (178,900,855)     671,925,632      19,281,104           --

                                                           ---------------------

                                                               FOR THE YEAR ENDED JANUARY 31, 2005
                                           ----------------------------------------------------------------------------
                                                        DISTRIBUTABLE EARNINGS                    TAX DISTRIBUTIONS
                                           -------------------------------------------------   ------------------------
                                                             LONG-TERM         UNREALIZED                    LONG-TERM
                                            ORDINARY     GAIN/CAPITAL LOSS    APPRECIATION      ORDINARY      CAPITAL
                PORTFOLIO                    INCOME        CARRYFORWARD      (DEPRECIATION)*     INCOME         GAIN
-----------------------------------------------------------------------------------------------------------------------
"Dogs" of Wall Street....................  $ 2,654,778    $       224,914     $   (282,083)    $ 3,053,169   $       --
Alliance Growth..........................    3,526,500     (1,004,727,733)     106,429,308       3,151,922           --
Goldman Sachs Research...................      108,307        (19,170,616)       4,122,700              --           --
MFS Massachusetts Investors Trust........    1,964,839        (75,806,841)      33,082,300       2,125,124           --
Putnam Growth: Voyager...................    1,309,456       (207,641,913)      25,304,865         326,945           --
Blue Chip Growth.........................      256,511         (9,463,331)       2,051,676          52,387           --
Real Estate..............................    5,134,610         16,382,377       51,737,230       5,113,571           --
Small Company Value......................       62,583            550,317        2,992,195              --           --
MFS Mid-Cap Growth.......................           --       (246,209,252)      37,837,849              --           --
Aggressive Growth........................           --       (239,630,513)      27,492,956              --           --
Growth Opportunities.....................           --        (22,286,685)       2,073,094              --           --
Marsico Growth...........................           --         (2,878,944)      27,838,175              --           --
Technology...............................           --        (58,414,012)      (1,109,656)             --           --
Small & Mid Cap Value....................      104,550            737,050       20,399,404       2,530,800    3,069,749
International Growth and Income..........    2,799,557        (51,533,302)      57,032,274       3,599,922           --
Global Equities..........................      559,749       (191,700,510)      38,138,198         703,509           --
International Diversified Equities.......    5,197,942        (87,457,833)      39,645,021       6,177,791           --
Emerging Markets.........................      570,215         (8,577,329)      29,525,500       1,210,488           --
Foreign Value............................      125,735            389,754       37,486,679       4,265,226    2,114,982

---------------

  * Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                               TAX DISTRIBUTIONS FOR THE
                                                              YEAR ENDED JANUARY 31, 2004
                                                              ---------------------------
                                                                ORDINARY       LONG-TERM
PORTFOLIO                                                        INCOME          GAIN
-----------------------------------------------------------------------------------------
Cash Management.............................................   $ 8,593,022      $    --
Corporate Bond..............................................    20,445,488           --
Global Bond.................................................            --           --
High-Yield Bond.............................................    23,747,508           --
Worldwide High Income.......................................     7,823,445           --
SunAmerica Balanced.........................................     7,626,812           --
MFS Total Return............................................    31,200,376           --
Telecom Utility.............................................     3,220,236           --
Equity Income...............................................       124,547           --
Equity Index................................................       463,680           --
Growth-Income...............................................     9,412,177           --
Federated American Leaders..................................     3,466,655           --
Davis Venture Value.........................................    16,188,787           --
"Dogs" of Wall Street.......................................     3,082,649           --
Alliance Growth.............................................     2,779,718           --
Goldman Sachs Research......................................            --           --
MFS Massachusetts Investors Trust...........................     2,102,374           --
Putnam Growth: Voyager......................................       749,823           --
Blue Chip Growth............................................        50,158           --
Real Estate.................................................     3,836,787           --
Small Company Value.........................................            --           --
MFS Mid-Cap Growth..........................................            --           --
Aggressive Growth...........................................            --           --
Growth Opportunities........................................            --           --
Marsico Growth..............................................            --           --
Technology..................................................            --           --
Small & Mid Cap Value.......................................       285,129       13,714
International Growth and Income.............................     3,232,993           --
Global Equities.............................................       627,780           --

---------------------
    240

                                                               TAX DISTRIBUTIONS FOR THE
                                                              YEAR ENDED JANUARY 31, 2004
                                                              ---------------------------
                                                                ORDINARY       LONG-TERM
PORTFOLIO                                                        INCOME          GAIN
-----------------------------------------------------------------------------------------
International Diversified Equities..........................   $ 9,502,654      $    --
Emerging Markets............................................            --           --
Foreign Value...............................................       624,927       28,590

As of January 31, 2005, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                     CAPITAL LOSS CARRYFORWARD
                                 -----------------------------------------------------------------
           PORTFOLIO                2006         2007        2008          2009           2010
--------------------------------------------------------------------------------------------------
Cash Management................  $        --   $     --   $        --   $     1,816   $    814,696
Corporate Bond.................           --         --            --     1,683,759      3,573,902
High-Yield Bond................           --         --            --            --     56,249,353
Worldwide High Income..........   23,849,914         --     2,062,685            --      2,720,967
SunAmerica Balanced............           --         --            --            --     30,794,486
MFS Total Return...............           --         --        99,434       346,788        495,667
Telecom Utility................           --         --            --     3,792,317     17,437,499
Equity Index...................           --         --            --            --        131,483
Growth-Income..................           --         --            --            --     67,846,710
Federated American Leaders.....           --         --            --            --      3,408,884
Davis Venture Value............           --         --            --       182,609        671,405
Alliance Growth................           --         --            --            --    509,910,829
Goldman Sachs Research.........           --         --            --            --      3,657,219
MFS Massachusetts Investors
  Trust........................           --         --            --            --     31,153,274
Putnam Growth: Voyager.........           --         --            --            --    110,353,333
Blue Chip Growth...............           --         --            --            --        986,232
MFS Mid-Cap Growth.............           --         --            --            --      8,420,280
Aggressive Growth..............           --         --            --            --    151,606,307
Growth Opportunities...........           --         --            --            --     11,000,077
Marsico Growth.................           --         --            --            --        132,206
Technology.....................           --         --            --     1,520,873     30,402,127
International Growth and
  Income.......................           --         --            --            --     47,289,335
Global Equities................           --         --            --            --     65,658,391
International Diversified
  Equities.....................           --         --            --            --      6,823,327
Emerging Markets...............           --         --            --            --      5,035,477

                                        CAPITAL LOSS CARRYFORWARD
                                 ----------------------------------------
           PORTFOLIO                 2011           2012          2013
-------------------------------  ----------------------------------------
Cash Management................  $         --   $      5,964   $   12,138
Corporate Bond.................     9,406,978        328,606           --
High-Yield Bond................    72,889,526             --           --
Worldwide High Income..........    13,010,822     13,748,157           --
SunAmerica Balanced............    67,133,642     27,535,724           --
MFS Total Return...............       201,673             --           --
Telecom Utility................    28,369,107      2,281,217           --
Equity Index...................     2,580,993        106,692      362,808
Growth-Income..................   101,504,885             --           --
Federated American Leaders.....     7,680,897      9,597,383           --
Davis Venture Value............   124,332,166     53,714,675           --
Alliance Growth................   376,313,238    118,503,666           --
Goldman Sachs Research.........    15,513,397             --           --
MFS Massachusetts Investors
  Trust........................    40,653,687      3,999,880           --
Putnam Growth: Voyager.........    90,998,548      6,290,032           --
Blue Chip Growth...............     7,599,209        877,890           --
MFS Mid-Cap Growth.............   237,788,972             --           --
Aggressive Growth..............    73,587,791     14,436,415           --
Growth Opportunities...........    11,286,608             --           --
Marsico Growth.................     2,746,738             --           --
Technology.....................    22,987,768      3,503,244           --
International Growth and
  Income.......................       454,299      3,789,668           --
Global Equities................   101,077,336     24,964,783           --
International Diversified
  Equities.....................    68,193,064     12,441,442           --
Emerging Markets...............     3,541,852             --           --

Included in the capital loss carryforward amounts at January 31, 2005 are the amounts of losses acquired from the Mutual Fund Variable Annuity Trust ("MVAT") Portfolios as a result of the reorganization as discussed in Note 12:

Asset Allocation Portfolio..................................  $1,143,562
Growth and Income Portfolio.................................   1,716,450
Capital Growth Portfolio....................................     185,700
International Equity Portfolio..............................     454,299

As a result of reorganizations into some of these Portfolios during the year ended January 31, 2004, as discussed in Note 12, certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Laws. Therefore, it is possible not all of these capital losses will be available for use.

                                                           ---------------------

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended January 31, 2005:

                                                              CAPITAL LOSS
                         PORTFOLIO                              UTILIZED
--------------------------------------------------------------------------
Corporate Bond..............................................  $ 3,910,061
High-Yield Bond.............................................   17,622,834
Worldwide High Income.......................................    1,085,227
SunAmerica Balanced.........................................   17,648,940
MFS Total Return............................................    6,858,971
Telecom Utility.............................................    1,636,246
Equity Income...............................................      577,755
Growth-Income...............................................   38,450,028
Federated American Leaders..................................    8,230,003
Davis Venture Value.........................................   48,573,807
"Dogs" of Wall Street.......................................    5,017,535
Alliance Growth.............................................   21,094,129
Goldman Sachs Research......................................    3,860,869
MFS Massachusetts Investors Trust...........................    8,494,141
Putnam Growth: Voyager......................................   14,907,563
Blue Chip Growth............................................    3,320,055
Real Estate.................................................    2,623,843
Small Company Value.........................................      284,427
MFS Mid-Cap Growth..........................................   21,445,977
Aggressive Growth...........................................   36,616,231
Growth Opportunities........................................    1,735,939
Marsico Growth..............................................    3,537,009
Technology..................................................    1,140,697
International Growth and Income.............................   31,362,021
Global Equities.............................................   17,893,428
International Diversified Equities..........................   11,487,302
Emerging Markets............................................   13,047,873

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended January 31, 2005, the Portfolios which elected to defer capital losses were as follows:

                                                                DEFERRED       DEFERRED
                                                              POST-OCTOBER   POST-OCTOBER
PORTFOLIO                                                     CAPITAL LOSS   CURRENCY LOSS
------------------------------------------------------------------------------------------
Cash Management.............................................    $ 13,619        $    --
MFS Total Return............................................          --            792
Real Estate.................................................          --          1,795
Small Company Value.........................................          --              5
MFS Mid-Cap Growth..........................................          --          1,187
Marsico Growth..............................................          --            394
Technology..................................................     400,841             --
Global Equities.............................................          --         13,328
Emerging Markets............................................          --         21,471
Foreign Value...............................................          --         60,924

---------------------
    242

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                                             AS OF JANUARY 31, 2005
                                                       ------------------------------------------------------------------
                                                        AGGREGATE       AGGREGATE
                                                        UNREALIZED      UNREALIZED       GAIN (LOSS)          COST OF
PORTFOLIO                                                  GAIN            LOSS              NET            INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Cash Management......................................  $     23,581    $   (121,189)     $    (97,608)     $  401,478,167
Corporate Bond.......................................    19,584,960      (4,306,641)       15,278,319         415,064,524
Global Bond..........................................    11,785,209        (209,824)       11,575,385         118,702,796
High-Yield Bond......................................    38,443,734      (9,761,688)       28,682,046         318,393,839
Worldwide High Income................................     6,446,933      (4,353,959)        2,092,974          91,995,653
SunAmerica Balanced..................................    16,668,306      (4,342,609)       12,325,697         303,133,742
MFS Total Return.....................................    79,619,294      (9,075,839)       70,543,455         879,022,477
Telecom Utility......................................     6,408,493        (602,692)        5,805,801          49,453,495
Equity Income........................................     1,135,637        (194,340)          941,297           6,248,248
Equity Index.........................................     7,999,109     (12,931,653)       (4,932,544)         51,780,376
Growth-Income........................................   190,369,240     (12,797,024)      177,572,216         703,694,659
Federated American Leaders...........................    32,703,768      (6,064,568)       26,639,200         233,313,949
Davis Venture Value..................................   729,720,556     (57,802,564)      671,917,992       1,695,190,948
"Dogs" of Wall Street................................     7,309,347      (7,591,430)         (282,083)        127,018,325
Alliance Growth......................................   125,958,553     (19,529,245)      106,429,308         909,197,242
Goldman Sachs Research...............................     4,506,879        (384,179)        4,122,700          24,749,126
MFS Massachusetts Investors Trust....................    35,557,172      (2,476,311)       33,080,861         245,471,322
Putnam Growth: Voyager...............................    30,305,046      (5,000,181)       25,304,865         222,596,027
Blue Chip Growth.....................................     3,100,736      (1,049,060)        2,051,676          50,360,392
Real Estate..........................................    51,812,043         (74,813)       51,737,230         161,713,583
Small Company Value..................................     3,179,310        (187,115)        2,992,195           7,512,075
MFS Mid-Cap Growth...................................    45,093,755      (7,255,906)       37,837,849         234,773,334
Aggressive Growth....................................    34,393,585      (6,900,629)       27,492,956         183,009,036
Growth Opportunities.................................     3,304,178      (1,231,084)        2,073,094          27,685,759
Marsico Growth.......................................    28,402,909        (579,488)       27,823,421         114,670,173
Technology...........................................     3,192,304      (4,301,960)       (1,109,656)         48,237,726
Small & Mid Cap Value................................    23,144,100      (2,744,696)       20,399,404         162,533,636
International Growth and Income......................    59,224,018      (2,202,475)       57,021,543         279,843,328
Global Equities......................................    39,050,644        (909,030)       38,141,614         187,176,693
International Diversified Equities...................    47,429,005      (8,402,305)       39,026,700         292,497,370
Emerging Markets.....................................    30,108,050        (441,883)       29,666,167         106,951,031
Foreign Value........................................    38,782,254      (1,309,048)       37,473,206         210,772,857

                                                           ---------------------

For the period ended January 31, 2005, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency and investments in real estate investment trusts, to the components of net assets as follows:

                                                                 ACCUMULATED          ACCUMULATED
                                                              UNDISTRIBUTED NET    UNDISTRIBUTED NET
                                                              INVESTMENT INCOME      REALIZED GAIN
PORTFOLIO                                                          (LOSS)                (LOSS)          CAPITAL PAID-IN
------------------------------------------------------------------------------------------------------------------------
Cash Management.............................................     $       --           $        --          $        --
Corporate Bond..............................................             --               165,800             (165,800)
Global Bond.................................................      2,437,628            (2,439,330)               1,702
High-Yield Bond.............................................        164,539               115,461             (280,000)
Worldwide High Income.......................................        127,843              (127,843)                  --
SunAmerica Balanced.........................................             --                    --                   --
MFS Total Return............................................          5,385                40,362              (45,747)
Telecom Utility.............................................            666                  (666)                  --
Equity Income...............................................             --                    --                   --
Equity Index................................................             --                    --                   --
Growth-Income...............................................             --                    --                   --
Federated American Leaders..................................             --                    --                   --
Davis Venture Value.........................................       (180,379)              334,798             (154,419)
"Dogs" of Wall Street.......................................             --                    --                   --
Alliance Growth.............................................             --                    --                   --
Goldman Sachs Research......................................             --                    --                   --
MFS Massachusetts Investors Trust...........................            309                  (309)                  --
Putnam Growth: Voyager......................................             --                    --                   --
Blue Chip Growth............................................             --                    --                   --
Real Estate.................................................         (1,574)              411,504             (409,930)
Small Company Value.........................................             (5)                    5                   --
MFS Mid-Cap Growth..........................................      1,714,805                (3,868)          (1,710,937)
Aggressive Growth...........................................        540,908                    --             (540,908)
Growth Opportunities........................................        169,565                    --             (169,565)
Marsico Growth..............................................        218,133                51,117             (269,250)
Technology..................................................        330,562                    --             (330,562)
Small & Mid Cap Value.......................................         55,006               (55,006)                  --
International Growth and Income.............................        961,646              (961,646)                  --
Global Equities.............................................       (161,072)              161,072                   --
International Diversified Equities..........................      4,395,851            (4,395,851)                  --
Emerging Markets............................................       (225,546)              225,546                   --
Foreign Value...............................................        259,203              (259,203)                  --

---------------------
    244

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, DISTRIBUTION AND SERVICE AGREEMENT (12b-1 PLAN): AIG SunAmerica Asset Management Corp. ("SAAMCo" or the "Adviser"), an indirect wholly-owned subsidiary of AIG, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust's business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There is no subadviser for the High-Yield Bond, SunAmerica Balanced, "Dogs" of Wall Street, Blue Chip Growth, Aggressive Growth and Growth Opportunities Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term "Assets", as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's Assets:

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
Cash Management                       $0-$100 million     0.55%
                                     >   $100 million     0.50%
                                     >   $300 million     0.45%
Corporate Bond                         $0-$50 million     0.70%
                                     >    $50 million     0.60%
                                     >   $150 million     0.55%
                                     >   $250 million     0.50%
Global Bond                            $0-$50 million     0.75%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
High-Yield Bond                         $0-50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $250 million     0.55%
Worldwide High Income*                $0-$350 million     0.80%
                                     >   $350 million     0.75%
Small Company Value and
International Diversified
Equities                             >             $0     1.00%
SunAmerica Balanced and                $0-$50 million     0.70%
Growth-Income                        >    $50 million     0.65%
                                     >   $150 million     0.60%
                                     >   $300 million     0.55%
                                     >   $500 million     0.50%
MFS Total Return                       $0-$50 million     0.70%
                                     >    $50 million     0.65%
Telecom Utility and                   $0-$150 million     0.75%
Federated American Leaders           >   $150 million     0.60%
                                     >   $500 million     0.50%
Equity Income                        >             $0     0.65%
Equity Index                         >             $0     0.40%
Davis Venture Value and               $0-$100 million     0.80%
Real Estate                          >   $100 million     0.75%
                                     >   $500 million     0.70%
"Dogs" of Wall Street                >             $0     0.60%
Alliance Growth                        $0-$50 million     0.70%
                                     >    $50 million     0.65%
                                     >   $150 million     0.60%
Goldman Sachs Research*                $0-$50 million     0.90%
                                     >    $50 million     0.85%
                                     >   $200 million     0.80%

                                                       MANAGEMENT
        PORTFOLIO                    ASSETS               FEES
-----------------------------------------------------------------
MFS Massachusetts
Investors Trust                       $0-$600 million     0.70%
                                     >   $600 million     0.65%
                                    >    $1.5 billion     0.60%
Putnam Growth: Voyager                $0-$150 million     0.85%
                                     >   $150 million     0.80%
                                     >   $300 million     0.70%
Blue Chip Growth                      $0-$250 million     0.70%
                                     >   $250 million     0.65%
                                     >   $500 million     0.60%
MFS Mid-Cap Growth                    $0-$600 million     0.75%
                                     >   $600 million     0.70%
                                    >    $1.5 billion     0.65%
Aggressive Growth                     $0-$100 million     0.75%
                                     >   $100 million    0.675%
                                     >   $250 million    0.625%
                                     >   $500 million     0.60%
Growth Opportunities                  $0-$250 million     0.75%
                                     >   $250 million     0.70%
                                     >   $500 million     0.65%
Marsico Growth                       >             $0     0.85%
Technology*                           $0-$250 million     1.00%
                                     >   $250 million     0.95%
                                     >   $500 million     0.90%
International Growth and              $0-$150 million     1.00%
Income                               >   $150 million     0.90%
                                     >   $300 million     0.80%
Global Equities                        $0-$50 million     0.90%
                                     >    $50 million     0.80%
                                     >   $150 million     0.70%
                                     >   $300 million     0.65%
Emerging Markets                     >             $0     1.25%
Foreign Value                          $0-$50 million    1.025%
                                     >    $50 million    0.865%
                                     >   $200 million    0.775%
                                     >   $500 million     0.75%
Small & Mid Cap Value                >             $0     1.00%

                                                           ---------------------

*Fees changed effective January 1, 2005. Prior to January 1, 2005, the Worldwide High Income, Goldman Sachs Research and Technology Portfolio's advisory fees were, 1.00%, 1.20%, and 1.20% of the daily net assets exceeding $0, respectively.

  The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible. Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust's Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers' fees.

                   SUBADVISER                                          PORTFOLIO
----------------------------------------------------------------------------------------------------
Alliance Capital Management L.P.                   Growth-Income
                                                   Alliance Growth
                                                   Global Equities
                                                   Small & Mid Cap Value
Banc of America Capital Management, LLC            Cash Management
Davis Selected Advisers L.P.                       Davis Venture Value
(dba -- Davis Advisors)                            Real Estate
Federated Equity Management Company of
Pennsylvania (formerly Federated Investment
Counseling)                                        Telecom Utility
                                                   Federated American Leaders
Federated Investment Management Company (formerly
Federated Investment Counseling)                   Corporate Bond
Franklin Advisory Services, LLC                    Small Company Value
Goldman Sachs Asset Management, L.P.               Goldman Sachs Research
Goldman Sachs Asset Management International       Global Bond
Marsico Capital Management, LLC                    Marsico Growth
Massachusetts Financial Services Company           MFS Total Return
                                                   MFS Massachusetts Investors Trust
                                                   MFS Mid-Cap Growth
Morgan Stanley Investment Management, Inc.
(dba -- Van Kampen)                                Worldwide High Income
                                                   International Diversified Equities
                                                   Technology
Putnam Investment Management, LLC                  Putnam Growth: Voyager
                                                   International Growth and Income
                                                   Emerging Markets

Templeton Investment Counsel, LLC                  Foreign Value
U.S. Bancorp Asset Management, Inc.                Equity Income
                                                   Equity Index

  The portion of the investment advisory fees received by SAAMCo which are paid by SAAMCo to the subadvisers are as follows:

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Cash Management                 $0-$750 million     0.15%
                              >    $750 million     0.10%
Corporate Bond                   $0-$25 million     0.30%
                              >     $25 million     0.25%
                              >     $50 million     0.20%
                              >    $150 million     0.15%
Global Bond                      $0-$50 million     0.40%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $250 million     0.20%
Worldwide High Income*           $0-350 million     0.45%
                              >    $350 million     0.40%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
International Diversified        $0-350 million     0.65%
Equities                      >    $350 million     0.60%
MFS Total Return              >              $0    0.375%

Telecom Utility and               $0-20 million     0.55%
Federated American Leaders    >     $20 million     0.35%
                              >     $50 million     0.25%
                              >    $150 million     0.20%
                              >    $500 million     0.15%

---------------------
    246

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Growth-Income                     $0-50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
                              >    $300 million     0.20%
                              >    $500 million     0.15%
Equity Income                 >              $0     0.30%
Equity Index                  >              $0    0.125%
Davis Venture Value and          $0-100 million     0.45%
Real Estate                   >    $100 million     0.40%
                              >    $500 million     0.35%
Alliance Growth                   $0-50 million     0.35%
                              >     $50 million     0.30%
                              >    $150 million     0.25%
Goldman Sachs Research*           $0-50 million     0.50%
                              >     $50 million     0.45%
                              >    $200 million     0.40%
MFS Massachusetts
Investors Trust and MFS
Mid-Cap Growth                   $0-300 million     0.40%
                              >    $300 million    0.375%
                              >    $600 million     0.35%
                              >    $900 million    0.325%
                              >    $1.5 million     0.25%
Putnam Growth: Voyager           $0-150 million     0.50%
                              >    $150 million     0.45%
                              >    $300 million     0.35%

                                                 SUBADVISORY
        PORTFOLIO                 ASSETS            FEES
------------------------------------------------------------
Small Company Value              $0-200 million     0.60%
                              >    $200 million     0.52%
                              >    $500 million     0.50%
Marsico Growth                >              $0     0.45%
Technology*                      $0-250 million     0.50%
                              >    $250 million     0.45%
                              >    $500 million     0.40%
Small & Mid Cap Value         >              $0     0.50%
International Growth and
Income                           $0-150 million     0.65%
                              >    $150 million     0.55%
                              >    $300 million     0.45%
Global Equities                   $0-50 million     0.50%
                              >     $50 million     0.40%
                              >    $150 million     0.30%
                              >    $300 million     0.25%
Emerging Markets                 $0-150 million     1.00%
                              >    $150 million     0.95%
                              >    $300 million     0.85%
Foreign Value                     $0-50 million    0.625%
                              >     $50 million    0.465%
                              >    $200 million    0.375%
                              >    $500 million     0.35%

*Fees changed effective January 1, 2005. Prior to January 1, 2005, the Worldwide High Income, Goldman Sachs Research and Technology Portfolio's subadvisory fees were as follows: Worldwide High Income: 0.65% on the portion of net assets not exceeding $350 million and 0.60% on the portion of daily net assets exceeding $350 million. Goldman Sach Research: 0.80% on the portion of net assets not exceeding $500 million and 0.70% on the portion of net assets exceeding $500 million. Technology: 0.70% on the portion of net assets not exceeding $250 million, 0.65% on the portion of net assets exceeding $250 million but not exceeding $500 million and 0.60% on the portion of net assets exceeding $500 million.

  For certain Portfolios, the Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios' average net assets:

PORTFOLIO                                                     CLASS 1    CLASS 2    CLASS 3
-------------------------------------------------------------------------------------------
Equity Income...............................................   1.35%        --%        --%
Equity Index................................................   0.55         --         --
Goldman Sachs Research......................................   1.35       1.50       1.60
Blue Chip Growth............................................   0.85       1.00       1.10
Small Company Value.........................................   1.60         --         --
Growth Opportunities........................................   1.00       1.15       1.25
Marsico Growth..............................................   1.00       1.15       1.25
Small & Mid Cap Value.......................................     --       1.65       1.75

  The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations.

  For the year ended January 31, 2005, SAAMCo has agreed to reimburse expenses as follows:

PORTFOLIO                                                         AMOUNT
--------------------------------------------------------------------------
Equity Income...............................................     $37,355
Equity Index................................................      39,118
Goldman Sachs Research......................................      51,238
Blue Chip Growth............................................      36,545
Small Company Value.........................................      40,342
Growth Opportunities........................................      20,051

                                                           ---------------------

  At January 31, 2005, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

                                                                             BALANCE
                                                                 AMOUNT     SUBJECT TO
PORTFOLIO                                                       RECOUPED    RECOUPMENT
--------------------------------------------------------------------------------------
Equity Income...............................................    $    --      $65,493
Equity Index................................................         --       67,020
Goldman Sachs Research......................................        784       93,803
Blue Chip Growth............................................         --       70,998
Small Company Value.........................................      2,757       81,997
Growth Opportunities........................................        485       34,002
Marsico Growth..............................................     13,989           --
Small & Mid Cap Value.......................................     17,429           --

  Class 2 and 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25% respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and 3 shares. Accordingly, for the year ended January 31, 2005, service fees were paid (see Statement of Operations) based on the aforementioned rates.

  Effective November 30, 2004, the distribution fee component of the 12b-1 plans for Class 1, Class 2, and Class 3 shares of each Portfolio was terminated. Through November 30, 2004, each Portfolio, other than the Cash Management Portfolio, could have participated in directed brokerage programs, whereby a portion of the brokerage commissions generated by a Portfolio would be used to make payments to AIG SunAmerica Capital Services, Inc. (the "Distributor") to pay for various distribution activities. Such payments to the Distributor could not exceed an annual rate of 0.75% of the average daily net assets of Class 1, Class 2 and Class 3 shares of each Portfolio. The distribution fees were used to compensate the Distributor and certain financial intermediaries to pay for activities principally intended to result in the sale of Class 1, Class 2, and Class 3 shares of each Portfolio. Accordingly, for the year ended January 31, 2005, distribution fees were paid (see Statement of Operations) based on the aforementioned rate.

  On June 28, 2004, SAAMCo, the subadviser for the Growth Opportunities Portfolio, purchased an additional 3,200 shares of S&P Mid-Cap 400 SPDRs resulting in the security exceeding 5% of gross assets. The Portfolio has an investment restriction which states a single investment company security cannot exceed 5% of gross assets. On July 6, 2004, SAAMCo sold 3,200 shares, resulting in a gain of $22,129, which increased the Portfolio's total return by less than 0.01%.

  On November 19, 2004, Federated Investment Management Company of Pennsylvania, the subadviser for the Federated American Leaders Portfolio, sold 25,000 of Merck & Co., Inc., 5,200 shares of Sungard Data Systems, Inc., 38,600 shares of Wells Fargo & Co., and 48,200 shares of Wachovia Corp. that the Portfolio did not own. This resulted in the Portfolio holding "naked" short positions for these four companies. The Portfolio has an investment restriction whereby it is not permitted to engage in "naked" short trading transactions. On November 22, 2004, the subadviser purchased securities to cover the naked short positions, resulting in a loss of $37,477, which was reimbursed to the Portfolio by Federated Investment Management Company of Pennsylvania.

---------------------
    248

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the period February 1, 2004 to November 30, 2004, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's distribution fees. For the period December 1, 2004 to January 31, 2005, broker commission recapture amounts received by certain Portfolios were used to offset the Portfolio's non-affiliated expenses.

                                                                      TOTAL EXPENSE REDUCTIONS
                                                              ----------------------------------------
                                                              DISTRIBUTION   NON-AFFILIATED
PORTFOLIO                                                         FEES          EXPENSES       TOTAL
------------------------------------------------------------------------------------------------------
SunAmerica Balanced.........................................    $  7,084        $   160       $  7,244
MFS Total Return............................................     144,705          5,525        150,230
Telecom Utility.............................................       6,191             --          6,191
Growth-Income...............................................     269,547         16,388        285,935
Federated American Leaders..................................      95,809         17,118        112,927
Davis Venture Value.........................................      88,095         21,759        109,854
Alliance Growth.............................................     328,750         44,693        373,443
Goldman Sachs Research......................................         848            782          1,630
MFS Massachusetts Investors Trust...........................      62,163          1,573         63,736
Putnam Growth: Voyager......................................      51,405          5,146         56,551
Blue Chip Growth............................................       1,145             --          1,145
Real Estate.................................................       1,333          1,583          2,916
MFS Mid-Cap Growth..........................................      41,408          6,903         48,311
Aggressive Growth...........................................       2,829          3,622          6,451
Growth Opportunities........................................          --          1,416          1,416
Marsico Growth..............................................       2,556          9,036         11,592
Technology..................................................      60,990         13,133         74,123
Small & Mid Cap Value.......................................      43,061          3,311         46,372
International Growth and Income.............................      53,200             --         53,200
Global Equities.............................................      60,456          2,946         63,402
International Diversified Equities..........................       4,427             --          4,427
Emerging Markets............................................      40,314             --         40,314
Foreign Value...............................................      14,793             57         14,850

                                                           ---------------------

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended January 31, 2005 were as follows:

                                        PURCHASES OF PORTFOLIO         SALES OF PORTFOLIO
                                      SECURITIES (EXCLUDING U.S.   SECURITIES (EXCLUDING U.S.     PURCHASES OF U.S.
PORTFOLIO                               GOVERNMENT SECURITIES)       GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES
---------------------------------------------------------------------------------------------------------------------
Cash Management.....................         $         --                $           --             $         --
Corporate Bond......................          160,462,126                   103,761,566               12,362,145
Global Bond.........................          110,338,196                    94,207,332               14,229,822
High-Yield Bond.....................          303,041,929                   343,037,508                       --
Worldwide High Income...............           81,888,796                    86,847,907                   99,168
SunAmerica Balanced.................          486,246,816                   489,137,278              144,259,789
MFS Mid-Cap Growth..................          215,361,183                   233,745,881                       --
Telecom Utility.....................           14,854,130                    18,334,537                       --
Equity Income.......................            1,872,231                     3,523,021                       --
Equity Index........................            1,686,529                     5,630,817                       --
Growth-Income.......................          414,174,922                   605,781,899                       --
Federated American Leaders..........          135,234,367                   144,904,152                       --
Davis Venture Value.................          196,454,978                   315,082,632                       --
"Dogs" of Wall Street...............           38,245,726                    47,687,980                       --
Alliance Growth.....................          884,995,743                 1,074,414,971                       --
Goldman Sachs Research..............           14,769,881                    19,040,319                       --
MFS Massachusetts Investors Trust...          209,637,644                   230,707,681                       --
Putnam Growth: Voyager..............          190,646,064                   240,577,161                       --
Blue Chip Growth....................           80,370,535                    77,569,406                       --
Real Estate.........................           72,719,813                    60,452,725                       --
Small Company Value.................            1,980,699                     2,058,198                       --
MFS Total Return....................          440,054,596                   425,606,837              191,924,233
Aggressive Growth...................          167,535,919                   201,206,704                       --
Growth Opportunities................           53,207,044                    59,228,100                       --
Marsico Growth......................          128,750,021                   129,893,641                       --
Technology..........................           45,656,309                    68,184,884                       --
Small & Mid Cap Value...............          115,939,354                    24,219,856                       --
International Growth and Income.....          205,856,258                   194,507,421                       --
Global Equities.....................          161,992,094                   214,514,732                       --
International Diversified
  Equities..........................           89,445,350                    64,992,765                       --
Emerging Markets....................           90,807,654                    89,393,120                       --
Foreign Value.......................          133,735,839                    19,873,024                       --


                                          SALES OF U.S.
PORTFOLIO                             GOVERNMENT SECURITIES
------------------------------------  ---------------------
Cash Management.....................      $         --
Corporate Bond......................        10,060,555
Global Bond.........................        16,311,498
High-Yield Bond.....................                --
Worldwide High Income...............                --
SunAmerica Balanced.................       179,416,195
MFS Mid-Cap Growth..................                --
Telecom Utility.....................                --
Equity Income.......................                --
Equity Index........................                --
Growth-Income.......................                --
Federated American Leaders..........                --
Davis Venture Value.................                --
"Dogs" of Wall Street...............                --
Alliance Growth.....................                --
Goldman Sachs Research..............                --
MFS Massachusetts Investors Trust...                --
Putnam Growth: Voyager..............                --
Blue Chip Growth....................                --
Real Estate.........................                --
Small Company Value.................                --
MFS Total Return....................        90,309,454
Aggressive Growth...................                --
Growth Opportunities................                --
Marsico Growth......................                --
Technology..........................                --
Small & Mid Cap Value...............                --
International Growth and Income.....                --
Global Equities.....................                --
International Diversified
  Equities..........................                --
Emerging Markets....................                --
Foreign Value.......................                --

---------------------
    250

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                                      CASH MANAGEMENT PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                               CLASS 1                                          CLASS 2
                                     ------------------------------------------------------------     ---------------------------
                                          FOR THE YEAR ENDED              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                           JANUARY 31, 2005                JANUARY 31, 2004                JANUARY 31, 2005
                                     ----------------------------    ----------------------------     ---------------------------
                                       SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                     ----------------------------    ----------------------------     ---------------------------
Shares sold.......................    50,817,947    $ 543,302,222     63,881,228    $ 692,002,608      8,178,025     $ 87,254,423
Shares issued in merger+..........            --               --        346,992        3,702,075             --               --
Reinvested dividends..............       177,570        1,890,182        594,137        6,334,787         34,723          369,185
Shares redeemed...................   (52,597,858)    (562,293,343)   (84,212,420)    (911,713,484)    (8,042,131)     (85,795,823)
                                     -----------    -------------    -----------    -------------     ----------     ------------
Net increase (decrease)...........    (1,602,341)   $ (17,100,939)   (19,390,063)   $(209,674,014)       170,617     $  1,827,785
                                     ===========    =============    ===========    =============     ==========     ============

                                     CASH MANAGEMENT PORTFOLIO
                                    ----------------------------
                                              CLASS 2
                                    ----------------------------
                                         FOR THE YEAR ENDED
                                          JANUARY 31, 2004
                                    ----------------------------
                                      SHARES          AMOUNT
                                    ----------------------------
Shares sold.......................   24,314,724    $ 262,913,551
Shares issued in merger+..........           --               --
Reinvested dividends..............      112,850        1,201,805
Shares redeemed...................  (26,924,523)    (291,078,799)
                                    -----------    -------------
Net increase (decrease)...........   (2,496,949)   $ (26,963,443)
                                    ===========    =============

                                      ------------------------------------------------------------
                                                                CLASS 3
                                      ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                      ----------------------------    ----------------------------
                                        SHARES          AMOUNT          SHARES          AMOUNT
                                      ----------------------------    ----------------------------
Shares sold........................    16,990,262    $ 181,041,039     23,026,592    $ 248,544,103

Shares issued in merger+...........            --               --             --               --

Reinvested dividends...............        57,535          611,116         99,284        1,056,430

Shares redeemed....................   (12,378,244)    (131,864,581)   (18,465,082)    (199,211,518)
                                      -----------    -------------    -----------    -------------

Net increase (decrease)............     4,669,553    $  49,787,574      4,660,794    $  50,389,015
                                      ===========    =============    ===========    =============

                                                                       CORPORATE BOND PORTFOLIO
                                     --------------------------------------------------------------------------------------------
                                                               CLASS 1                                          CLASS 2
                                     ------------------------------------------------------------     ---------------------------
                                          FOR THE YEAR ENDED              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                           JANUARY 31, 2005                JANUARY 31, 2004                JANUARY 31, 2005
                                     ----------------------------    ----------------------------     ---------------------------
                                       SHARES          AMOUNT          SHARES          AMOUNT           SHARES          AMOUNT
                                     ----------------------------    ----------------------------     ---------------------------
Shares sold.......................     6,232,467    $  74,547,006      7,525,159    $  88,250,120      1,802,964     $ 21,514,942
Reinvested dividends..............     1,166,003       13,711,279      1,425,695       16,335,449        255,317        2,999,266
Shares redeemed...................    (7,484,920)     (89,438,096)    (9,073,536)    (106,766,646)    (1,405,610)     (16,748,669)
                                     -----------    -------------    -----------    -------------     ----------     ------------
Net increase (decrease)...........       (86,450)   $  (1,179,811)      (122,682)   $  (2,181,077)       652,671     $  7,765,539
                                     ===========    =============    ===========    =============     ==========     ============

                                      CORPORATE BOND PORTFOLIO
                                    ----------------------------
                                              CLASS 2
                                    ----------------------------
                                         FOR THE YEAR ENDED
                                          JANUARY 31, 2004
                                    ----------------------------
                                      SHARES          AMOUNT
                                    ----------------------------
Shares sold.......................    2,389,620    $  28,033,001
Reinvested dividends..............      261,237        2,990,626
Shares redeemed...................   (1,582,305)     (18,646,340)
                                    -----------    -------------
Net increase (decrease)...........    1,068,552    $  12,377,287
                                    ===========    =============

                                               ------------------------------------------------------------
                                                                         CLASS 3
                                               ------------------------------------------------------------
                                                    FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                     JANUARY 31, 2005                JANUARY 31, 2004
                                               ----------------------------    ----------------------------
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                               ----------------------------    ----------------------------
Shares sold.................................     6,668,443    $  79,527,078      2,860,860    $  33,643,950

Reinvested dividends........................       294,018        3,450,347         97,859        1,119,413

Shares redeemed.............................    (1,716,480)     (20,354,881)      (733,029)      (8,597,960)
                                               -----------    -------------    -----------    -------------

Net increase (decrease).....................     5,245,981    $  62,622,544      2,225,690    $  26,165,403
                                               ===========    =============    ===========    =============


---------------

+ See Note 12

                                                           ---------------------

                                                                         GLOBAL BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,428,651   $  16,418,041      1,955,743   $    21,908,736       625,912   $   7,148,291
Reinvested dividends................       105,307       1,206,592             --                --        15,705         179,268
Shares redeemed.....................    (2,866,620)    (32,868,927)    (3,907,045)      (43,785,443)     (511,377)     (5,825,414)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,332,662)  $ (15,244,294)    (1,951,302)  $   (21,876,707)      130,240   $   1,502,145
                                       ===========   =============   ============   ===============   ===========   =============

                                         GLOBAL BOND PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      762,475   $   8,542,101
Reinvested dividends................           --              --
Shares redeemed.....................     (475,558)     (5,341,379)
                                      -----------   -------------
Net increase (decrease).............      286,917   $   3,200,722
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,200,611   $  13,712,331        945,665   $    10,585,003
Reinvested dividends................        14,979         170,634             --                --
Shares redeemed.....................      (415,659)     (4,735,266)      (303,051)       (3,396,535)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       799,931   $   9,147,699        642,614   $     7,188,468
                                       ===========   =============   ============   ===============

                                                                       HIGH-YIELD BOND PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................    14,016,700   $  97,562,754     31,003,074   $   196,273,387     2,841,491   $  19,706,030
Reinvested dividends................     3,595,562      23,924,549      3,092,585        19,768,997       569,173       3,782,749
Shares redeemed.....................   (25,177,783)   (175,465,535)   (28,674,072)     (183,708,548)   (3,690,394)    (25,736,099)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (7,565,521)  $ (53,978,232)     5,421,587   $    32,333,836      (279,730)  $  (2,247,320)
                                       ===========   =============   ============   ===============   ===========   =============

                                       HIGH-YIELD BOND PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    9,890,014   $  61,802,478
Reinvested dividends................      410,344       2,620,814
Shares redeemed.....................   (7,251,747)    (45,828,570)
                                      -----------   -------------
Net increase (decrease).............    3,048,611   $  18,594,722
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ------------------------------------------------------------
Shares sold.........................     7,388,614   $  51,243,594     10,889,330   $    69,547,101
Reinvested dividends................       509,112       3,381,283        212,688         1,357,697
Shares redeemed.....................    (6,180,535)    (42,849,875)    (7,522,990)      (49,016,290)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     1,717,191   $  11,775,002      3,579,028   $    21,888,508
                                       ===========   =============   ============   ===============

---------------------
    252

                                                     WORLDWIDE HIGH INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     2,373,626   $  17,897,741      5,068,961   $    36,327,437
Reinvested dividends................       725,294       5,364,247      1,016,662         7,298,299
Shares redeemed.....................    (4,130,037)    (30,923,109)    (5,718,197)      (41,913,237)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,031,117)  $  (7,661,121)       367,426   $     1,712,499
                                       ===========   =============   ============   ===============

                                                   WORLDWIDE HIGH INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      437,123   $   3,269,177     1,128,098   $   7,998,947
Reinvested dividends................       62,833         463,427        66,457         475,914
Shares redeemed.....................     (368,107)     (2,760,214)     (771,262)     (5,633,175)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      131,849   $     972,390       423,293   $   2,841,686
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       293,805   $   2,206,654        164,191   $     1,216,530
Reinvested dividends................        10,319          76,010          6,880            49,232
Shares redeemed.....................      (252,803)     (1,866,865)       (91,688)         (668,893)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        51,321   $     415,799         79,383   $       596,869
                                       ===========   =============   ============   ===============

                                                      SUNAMERICA BALANCED PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,367,622   $  18,384,155      2,383,559   $    29,960,498
Reinvested dividends................       329,602       4,353,872        546,525         7,022,186
Shares redeemed.....................    (5,474,636)    (73,562,175)    (6,021,419)      (75,032,207)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,777,412)  $ (50,824,148)    (3,091,335)  $   (38,049,523)
                                       ===========   =============   ============   ===============

                                                    SUNAMERICA BALANCED PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      394,078   $   5,295,379       817,070   $  10,195,283
Reinvested dividends................       27,782         366,691        40,790         523,720
Shares redeemed.....................     (533,366)     (7,138,661)     (508,657)     (6,332,608)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (111,506)  $  (1,476,591)      349,203   $   4,386,395
                                      ===========   =============   ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       576,941   $   7,707,565        514,960   $     6,581,407
Reinvested dividends................        10,919         143,990          6,306            80,906
Shares redeemed.....................      (174,931)     (2,339,692)       (80,220)       (1,039,967)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............       412,929   $   5,511,863        441,046   $     5,622,346
                                       ===========   =============   ============   ===============

                                                           ---------------------

                                                                       MFS TOTAL RETURN PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     7,514,389   $ 124,840,975      9,417,526   $   141,868,980     1,280,560   $  21,129,848
Shares issued in merger+............            --              --        310,623         4,894,703            --              --
Reinvested dividends................        71,797       1,193,424      1,567,241        24,520,410        15,005         249,227
Shares redeemed.....................    (8,881,303)   (147,335,697)    (9,335,757)     (140,747,772)   (1,621,459)    (26,797,254)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,295,117)  $ (21,301,298)     1,959,633   $    30,536,321      (325,894)  $  (5,418,179)
                                       ===========   =============   ============   ===============   ===========   =============

                                      MFS TOTAL RETURN PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,356,021   $  50,367,970
Shares issued in merger+............           --              --
Reinvested dividends................      322,015       5,037,521
Shares redeemed.....................   (1,580,512)    (23,942,524)
                                      -----------   -------------
Net increase (decrease).............    2,097,524   $  31,462,967
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     5,687,914   $  94,300,494      3,735,591   $    57,017,901
Shares issued in merger+............            --              --             --                --
Reinvested dividends................        11,465         190,281        104,957         1,642,445
Shares redeemed.....................    (1,264,561)    (20,990,697)      (632,130)       (9,757,651)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     4,434,818   $  73,500,078      3,208,418   $    48,902,695
                                       ===========   =============   ============   ===============

                                                                       TELECOM UTILITY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................       834,190   $   6,859,504      1,388,022   $    10,483,609       195,559   $   1,590,865
Reinvested dividends................       300,204       2,411,087        407,969         2,997,326        23,873         191,650
Shares redeemed.....................    (1,640,421)    (13,430,943)    (3,148,869)      (23,077,341)     (188,706)     (1,523,793)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (506,027)  $  (4,160,352)    (1,352,878)  $    (9,596,406)       30,726   $     258,722
                                       ===========   =============   ============   ===============   ===========   =============

                                       TELECOM UTILITY PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      171,756   $   1,267,308
Reinvested dividends................       28,905         212,309
Shares redeemed.....................     (225,797)     (1,645,458)
                                      -----------   -------------
Net increase (decrease).............      (25,136)  $    (165,841)
                                      ===========   =============

                                       ------------------------------------------------------------
                                                                 CLASS 3
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        10,371   $      85,850         11,342   $        85,928
Reinvested dividends................           473           3,795          1,444            10,601
Shares redeemed.....................       (17,964)       (141,779)        (4,198)          (32,461)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............        (7,120)  $     (52,134)         8,588   $        64,068
                                       ===========   =============   ============   ===============

---------------

+ See Note 12

---------------------
    254

                                                         EQUITY INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................        64,844   $     733,155        104,404   $     1,064,887
Reinvested dividends................         9,090         101,135         11,820           124,547
Shares redeemed.....................      (233,086)     (2,650,172)       (83,565)         (840,374)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (159,152)  $  (1,815,882)        32,659   $       349,060
                                       ===========   =============   ============   ===============

                                                          EQUITY INDEX PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       751,524   $   7,259,797        609,258   $     5,237,976
Reinvested dividends................        53,909         509,205         52,309           463,680
Shares redeemed.....................    (1,307,035)    (12,609,221)      (672,478)       (5,708,584)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (501,602)  $  (4,840,219)       (10,911)  $        (6,928)
                                       ===========   =============   ============   ===============

                                                                        GROWTH-INCOME PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,843,836   $  41,147,776      4,106,481   $    79,675,021       299,684   $   6,627,686
Reinvested dividends................       278,898       6,063,355        431,755         8,970,910        12,147         263,902
Shares redeemed.....................   (10,501,773)   (233,918,947)   (12,389,172)     (239,033,624)     (615,683)    (13,661,318)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (8,379,039)  $(186,707,816)    (7,850,936)  $  (150,387,693)     (303,852)  $  (6,769,730)
                                       ===========   =============   ============   ===============   ===========   =============

                                        GROWTH-INCOME PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      781,815   $  15,031,804
Reinvested dividends................       18,411         382,328
Shares redeemed.....................     (690,906)    (13,556,007)
                                      -----------   -------------
Net increase (decrease).............      109,320   $   1,858,125
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       532,491   $  11,791,603        479,844   $     9,479,025
Reinvested dividends............         3,777          81,963          2,841            58,939
Shares redeemed.................      (201,468)     (4,500,486)      (130,505)       (2,649,388)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       334,800   $   7,373,080        352,180   $     6,888,576
                                   ===========   =============   ============   ===============

                                                           ---------------------

                                                  FEDERATED AMERICAN LEADERS PORTFOLIO@
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,666,875   $  25,643,045      2,762,918   $    36,458,307
Reinvested dividends................       196,526       2,964,675        225,957         3,127,827
Shares redeemed.....................    (3,946,463)    (60,637,385)    (4,780,643)      (61,508,240)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (2,083,062)  $ (32,029,665)    (1,791,768)  $   (21,922,106)
                                       ===========   =============   ============   ===============

                                                FEDERATED AMERICAN LEADERS PORTFOLIO@
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      347,453   $   5,334,488       521,975   $   6,745,683
Reinvested dividends................       19,972         300,969        19,693         272,374
Shares redeemed.....................     (357,750)     (5,508,049)     (506,632)     (6,604,088)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............        9,675   $     127,408        35,036   $     413,969
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,663,239   $  25,567,801        632,887   $     8,684,616
Reinvested dividends............        21,929         325,862          4,808            66,454
Shares redeemed.................      (229,356)     (3,551,783)      (111,247)       (1,517,753)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,455,812   $  22,341,880        526,448   $     7,233,317
                                   ===========   =============   ============   ===============

                                                      DAVIS VENTURE VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     6,393,937   $ 155,477,202      8,362,154   $   168,859,223
Shares issued in merger+............            --              --        272,200         6,035,043
Reinvested dividends................       690,009      16,496,340        697,106        14,827,986
Shares redeemed.....................   (17,814,580)   (433,006,476)   (18,524,182)     (362,883,388)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............   (10,730,634)  $(261,032,934)    (9,192,722)  $  (173,161,136)
                                       ===========   =============   ============   ===============

                                                    DAVIS VENTURE VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    2,073,040   $  50,007,668     3,132,370   $  62,068,449
Shares issued in merger+............           --              --            --              --
Reinvested dividends................       64,079       1,530,453        47,770       1,015,385
Shares redeemed.....................   (1,320,191)    (31,988,588)   (1,290,391)    (25,833,940)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      816,928   $  19,549,533     1,889,749   $  37,249,894
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     6,205,348   $ 150,349,256      3,731,101   $    76,580,173
Shares issued in merger+........            --              --             --                --
Reinvested dividends............        52,573       1,254,311         16,264           345,416
Shares redeemed.................      (980,823)    (23,877,660)      (439,176)       (9,238,357)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     5,277,098   $ 127,725,907      3,308,189   $    67,687,232
                                   ===========   =============   ============   ===============

---------------

@ See Note 1
+  See Note 12

---------------------
    256

                                                     "DOGS" OF WALL STREET PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,557,216   $  15,957,656      2,047,096   $    18,050,978
Reinvested dividends................       233,976       2,297,666        280,323         2,565,250
Shares redeemed.....................    (3,338,752)    (34,092,772)    (4,283,291)      (37,012,399)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (1,547,560)  $ (15,837,450)    (1,955,872)  $   (16,396,171)
                                       ===========   =============   ============   ===============

                                                   "DOGS" OF WALL STREET PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      504,343   $   5,163,827     1,193,060   $  10,320,849
Reinvested dividends................       51,091         501,256        44,489         406,812
Shares redeemed.....................     (420,750)     (4,291,529)     (588,749)     (5,100,071)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      134,684   $   1,373,554       648,800   $   5,627,590
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       766,618   $   7,846,397        696,892   $     6,260,604
Reinvested dividends............        25,936         254,247         12,103           110,586
Shares redeemed.................      (243,308)     (2,480,818)      (108,649)         (988,083)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       549,246   $   5,619,826        600,346   $     5,383,107
                                   ===========   =============   ============   ===============

                                                                       ALLIANCE GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     4,501,879   $  79,438,833      8,148,154   $   127,498,861     1,078,416   $  18,906,925
Reinvested dividends................       173,847       2,962,192        158,035         2,702,481         7,673         130,653
Shares redeemed.....................   (18,307,794)   (320,676,022)   (20,806,562)     (326,470,835)     (976,244)    (17,131,999)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............   (13,632,068)  $(238,274,997)   (12,500,373)  $  (196,269,493)      109,845   $   1,905,579
                                       ===========   =============   ============   ===============   ===========   =============

                                       ALLIANCE GROWTH PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    1,747,952   $  27,582,148
Reinvested dividends................        3,772          64,464
Shares redeemed.....................   (1,060,660)    (16,901,468)
                                      -----------   -------------
Net increase (decrease).............      691,064   $  10,745,144
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     2,835,597   $  49,594,309      1,597,667   $    26,019,753
Reinvested dividends............         3,473          59,077            748            12,773
Shares redeemed.................      (431,471)     (7,560,231)      (215,433)       (3,531,427)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     2,407,599   $  42,093,155      1,382,982   $    22,501,099
                                   ===========   =============   ============   ===============

                                                           ---------------------

                                                     GOLDMAN SACHS RESEARCH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................       806,409   $   5,525,049      1,056,912   $     6,208,130
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (1,525,107)    (10,482,321)    (2,082,196)      (11,665,885)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (718,698)  $  (4,957,272)    (1,025,284)  $    (5,457,755)
                                       ===========   =============   ============   ===============

                                                  GOLDMAN SACHS RESEARCH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      134,833   $     939,875       340,920   $   1,944,162
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (183,693)     (1,264,360)     (178,517)     (1,032,778)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (48,860)  $    (324,485)      162,403   $     911,384
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       154,046   $   1,067,503         58,340   $       349,945
Reinvested dividends............            --              --             --                --
Shares redeemed.................       (61,944)       (424,419)       (18,320)         (107,902)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        92,102   $     643,084         40,020   $       242,043
                                   ===========   =============   ============   ===============

                                               MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO@
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,523,096   $  16,239,838      2,888,702   $    27,203,804
Reinvested dividends................       166,865       1,742,181        187,553         1,856,897
Shares redeemed.....................    (5,612,311)    (59,675,410)    (5,853,148)      (54,733,311)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,922,350)  $ (41,693,391)    (2,776,893)  $   (25,672,610)
                                       ===========   =============   ============   ===============

                                            MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO@
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      720,605   $   7,618,000     1,244,491   $  11,664,647
Reinvested dividends................       19,702         205,725        17,560         173,903
Shares redeemed.....................     (780,147)     (8,208,390)     (529,049)     (5,039,666)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (39,840)  $    (384,665)      733,002   $   6,798,884
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,949,081   $  20,738,959      1,594,489   $    15,259,641
Reinvested dividends............        16,988         177,218          7,233            71,576
Shares redeemed.................      (431,762)     (4,596,540)      (187,865)       (1,847,831)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,534,307   $  16,319,637      1,413,857   $    13,483,386
                                   ===========   =============   ============   ===============

---------------

@See Note 1

---------------------
    258

                                                    PUTNAM GROWTH: VOYAGER PORTFOLIO@
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,115,734   $  15,537,703      1,580,671   $    19,971,339
Reinvested dividends................        24,304         326,945         54,488           735,034
Shares redeemed.....................    (4,882,200)    (67,841,022)    (5,996,367)      (75,896,138)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,742,162)  $ (51,976,374)    (4,361,208)  $   (55,189,765)
                                       ===========   =============   ============   ===============

                                                  PUTNAM GROWTH: VOYAGER PORTFOLIO@
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................       78,856   $   1,101,030       297,760   $   3,657,378
Reinvested dividends................           --              --           980          13,201
Shares redeemed.....................     (214,330)     (2,977,796)     (316,419)     (4,101,440)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (135,474)  $  (1,876,766)      (17,679)  $    (430,861)
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       142,795   $   1,976,876        174,789   $     2,231,755
Reinvested dividends............            --              --            118             1,588
Shares redeemed.................       (64,075)       (884,809)       (68,275)         (922,848)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        78,720   $   1,092,067        106,632   $     1,310,495
                                   ===========   =============   ============   ===============

                                                                       BLUE CHIP GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,569,047   $   9,483,195      3,076,018   $    16,973,946       630,123   $   3,845,869
Reinvested dividends................         8,110          47,828          7,980            46,789           773           4,559
Shares redeemed.....................    (2,163,707)    (13,151,030)    (1,962,720)      (10,703,883)     (639,121)     (3,893,923)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (586,550)  $  (3,620,007)     1,121,278   $     6,316,852        (8,225)  $     (43,495)
                                       ===========   =============   ============   ===============   ===========   =============

                                      BLUE CHIP GROWTH PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................  $ 1,112,149   $   6,030,177
Reinvested dividends................          575           3,369
Shares redeemed.....................     (481,025)     (2,646,805)
                                      -----------   -------------
Net increase (decrease).............      631,699   $   3,386,741
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,142,106   $   6,924,211        850,679   $     4,808,302
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (599,228)     (3,624,474)      (177,434)         (993,273)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       542,878   $   3,299,737        673,245   $     3,815,029
                                   ===========   =============   ============   ===============

---------------

@ See Note 1

                                                           ---------------------

                                                                         REAL ESTATE PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     3,049,622   $  51,924,747      3,262,528   $    42,978,187       632,979   $  10,640,948
Reinvested dividends................       221,705       3,863,945        227,033         3,211,729        39,259         682,999
Shares redeemed.....................    (3,712,078)    (61,234,960)    (3,368,095)      (44,231,810)     (530,365)     (8,703,995)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............      (440,751)  $  (5,446,268)       121,466   $     1,958,106       141,873   $   2,619,952
                                       ===========   =============   ============   ===============   ===========   =============

                                         REAL ESTATE PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................      939,342   $  12,392,272
Reinvested dividends................       33,503         473,315
Shares redeemed.....................     (506,348)     (6,765,039)
                                      -----------   -------------
Net increase (decrease).............      466,497   $   6,100,548
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,327,126   $  22,438,744      1,022,207   $    14,274,919
Reinvested dividends............        32,608         566,627         10,749           151,743
Shares redeemed.................      (529,659)     (8,759,000)      (303,810)       (4,387,957)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       830,075   $  14,246,371        729,146   $    10,038,705
                                   ===========   =============   ============   ===============

                                                  SMALL COMPANY VALUE PORTFOLIO
                                   ------------------------------------------------------------
                                                             CLASS 1
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       213,266   $   2,841,753        179,924   $     1,890,779
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (217,886)     (2,888,936)      (147,415)       (1,523,678)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........        (4,620)  $     (47,183)        32,509   $       367,101
                                   ===========   =============   ============   ===============

                                                       MFS MID-CAP GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     6,428,858   $  54,045,870     10,150,339   $    72,483,012
Reinvested dividends................            --              --             --                --
Shares redeemed.....................   (11,603,216)    (96,294,712)    (7,516,446)      (51,817,236)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (5,174,358)  $ (42,248,842)     2,633,893   $    20,665,776
                                       ===========   =============   ============   ===============

                                                    MFS MID-CAP GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    1,876,831   $  15,658,266     3,475,566   $  24,547,372
Reinvested dividends................           --              --            --              --
Shares redeemed.....................   (1,973,503)    (16,362,852)   (1,449,821)    (10,288,330)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      (96,672)  $    (704,586)    2,025,745   $  14,259,042
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     4,204,648   $  34,893,668      4,333,542   $    31,215,007
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (1,743,710)    (14,583,923)      (844,232)       (6,112,700)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     2,460,938   $  20,309,745      3,489,310   $    25,102,307
                                   ===========   =============   ============   ===============

---------------------
    260

                                                       AGGRESSIVE GROWTH PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     7,352,864   $  67,476,566      5,958,002   $    48,225,927
Reinvested dividends................            --              --             --                --
Shares redeemed.....................   (11,017,781)    (99,620,656)    (7,024,159)      (54,917,394)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (3,664,917)  $ (32,144,090)    (1,066,157)  $    (6,691,467)
                                       ===========   =============   ============   ===============

                                                     AGGRESSIVE GROWTH PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      697,180   $   6,374,328       860,963   $   6,861,722
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (829,895)     (7,474,587)     (398,346)     (3,202,770)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (132,715)  $  (1,100,259)      462,617   $   3,658,952
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       691,823   $   6,360,176        408,553   $     3,348,453
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (304,200)     (2,758,542)       (89,327)         (752,144)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       387,623   $   3,601,634        319,226   $     2,596,309
                                   ===========   =============   ============   ===============

                                                      GROWTH OPPORTUNITIES PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,624,517   $   7,956,014      6,539,711   $    28,078,151
Reinvested dividends................            --              --             --                --
Shares redeemed.....................    (4,119,518)    (19,421,031)    (3,662,114)      (16,002,890)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (2,495,001)  $ (11,465,017)     2,877,597   $    12,075,261
                                       ===========   =============   ============   ===============

                                                   GROWTH OPPORTUNITIES PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      431,818   $   2,089,066     1,133,555   $   4,937,818
Reinvested dividends................           --              --            --              --
Shares redeemed.....................     (706,575)     (3,361,703)     (484,400)     (2,131,593)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (274,757)  $  (1,272,637)      649,155   $   2,806,225
                                      ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED             FOR THE PERIOD ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................       526,086   $   2,520,730        533,692   $     2,365,158
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (275,565)     (1,297,808)      (128,577)         (563,583)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       250,521   $   1,222,922        405,115   $     1,801,575
                                   ===========   =============   ============   ===============

                                                           ---------------------

                                                                        MARSICO GROWTH PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     1,718,905   $  17,162,468      4,672,555   $    41,630,416       952,302   $   9,475,459
Shares issued in merger+............            --              --        528,974         5,106,261            --              --
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................    (3,441,376)    (34,137,375)    (2,833,801)      (24,895,498)     (943,643)     (9,351,399)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (1,722,471)  $ (16,974,907)     2,367,728   $    21,841,179         8,659   $     124,060
                                       ===========   =============   ============   ===============   ===========   =============

                                       MARSICO GROWTH PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    2,456,452   $  21,723,474
Shares issued in merger+............           --              --
Reinvested dividends................           --              --
Shares redeemed.....................     (699,025)     (6,329,371)
                                      -----------   -------------
Net increase (decrease).............    1,757,427   $  15,394,103
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,324,969   $  13,137,491      1,561,804   $    14,233,776
Shares issued in merger+........            --              --             --                --
Reinvested dividends............            --              --             --                --
Shares redeemed.................      (502,328)     (5,012,549)      (299,620)       (2,791,106)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       822,641   $   8,124,942      1,262,184   $    11,442,670
                                   ===========   =============   ============   ===============

                                                                          TECHNOLOGY PORTFOLIO
                                       ------------------------------------------------------------------------------------------
                                                                 CLASS 1                                        CLASS 2
                                       ------------------------------------------------------------   ---------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED             FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004               JANUARY 31, 2005
                                       ---------------------------   ------------------------------   ---------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT          SHARES         AMOUNT
                                       ---------------------------   ------------------------------   ---------------------------
Shares sold.........................     7,813,746   $  20,027,043     24,650,062   $    56,999,833     1,908,034   $   4,792,592
Reinvested dividends................            --              --             --                --            --              --
Shares redeemed.....................   (17,807,490)    (44,694,969)   (16,844,238)      (37,951,160)   (2,362,496)     (5,940,596)
                                       -----------   -------------   ------------   ---------------   -----------   -------------
Net increase (decrease).............    (9,993,744)  $ (24,667,926)     7,805,824   $    19,048,673      (454,462)  $  (1,148,004)
                                       ===========   =============   ============   ===============   ===========   =============

                                         TECHNOLOGY PORTFOLIO
                                      ---------------------------
                                                CLASS 2
                                      ---------------------------
                                          FOR THE YEAR ENDED
                                           JANUARY 31, 2004
                                      ---------------------------
                                        SHARES         AMOUNT
                                      ---------------------------
Shares sold.........................    3,647,108   $   8,918,302
Reinvested dividends................           --              --
Shares redeemed.....................   (1,377,385)     (3,303,404)
                                      -----------   -------------
Net increase (decrease).............    2,269,723   $   5,614,898
                                      ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     3,304,018   $   8,135,832      3,369,087   $     8,253,472
Reinvested dividends............            --              --             --                --
Shares redeemed.................    (2,018,927)     (5,009,193)    (1,218,670)       (3,033,473)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,285,091   $   3,126,639      2,150,417   $     5,219,999
                                   ===========   =============   ============   ===============

---------------

+ See Note 12

---------------------
    262

                                                     SMALL & MID CAP VALUE PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 2
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,641,175   $  23,674,580      1,478,355   $    17,626,988
Reinvested dividends................        96,745       1,497,296          9,080           124,171
Shares redeemed.....................      (650,154)     (9,376,021)      (148,101)       (1,872,334)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............     1,087,766   $  15,795,855      1,339,334   $    15,878,825
                                       ===========   =============   ============   ===============

                                                   SMALL & MID CAP VALUE PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 3
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................    6,745,325   $  98,490,565     3,274,666   $  40,379,186
Reinvested dividends................      265,088       4,103,253        12,761         174,672
Shares redeemed.....................   (1,226,486)    (17,887,903)     (510,078)     (6,457,924)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............    5,783,927   $  84,705,915     2,777,349   $  34,095,934
                                      ===========   =============   ===========   =============

                                                INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     6,042,746   $  64,929,097     19,076,666   $   151,211,105
Shares issued in merger+............            --              --        527,842         5,031,251
Reinvested dividends................       278,134       2,934,710        309,256         2,820,011
Shares redeemed.....................    (6,755,528)    (71,774,752)   (21,994,772)     (176,683,324)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............      (434,648)  $  (3,910,945)    (2,081,008)  $   (17,620,957)
                                       ===========   =============   ============   ===============

                                              INTERNATIONAL GROWTH AND INCOME PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      946,818   $  10,077,361     9,368,493   $  71,238,470
Shares issued in merger+............           --              --            --              --
Reinvested dividends................       34,395         363,866        32,162         294,132
Shares redeemed.....................     (724,284)     (7,773,626)   (8,835,670)    (67,568,479)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............      256,929   $   2,667,601       564,985   $   3,964,123
                                      ===========   =============   ===========   =============

                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     2,224,440   $  23,796,871      6,776,032   $    55,947,624
Shares issued in merger+........            --              --             --                --
Reinvested dividends............        28,502         301,346         13,002           118,850
Shares redeemed.................      (471,019)     (5,136,108)    (5,610,270)      (46,587,666)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     1,781,923   $  18,962,109      1,178,764   $     9,478,808
                                   ===========   =============   ============   ===============

                                                        GLOBAL EQUITIES PORTFOLIO
                                       ------------------------------------------------------------
                                                                 CLASS 1
                                       ------------------------------------------------------------
                                           FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                            JANUARY 31, 2005                JANUARY 31, 2004
                                       ---------------------------   ------------------------------
                                         SHARES         AMOUNT          SHARES          AMOUNT
                                       ---------------------------   ------------------------------
Shares sold.........................     1,061,505   $  11,333,455      4,220,701   $    37,894,188
Reinvested dividends................        64,857         674,345         61,801           611,341
Shares redeemed.....................    (6,212,214)    (65,774,615)    (8,833,876)      (79,257,438)
                                       -----------   -------------   ------------   ---------------
Net increase (decrease).............    (5,085,852)  $ (53,766,815)    (4,551,374)  $   (40,751,909)
                                       ===========   =============   ============   ===============

                                                      GLOBAL EQUITIES PORTFOLIO
                                      ---------------------------------------------------------
                                                               CLASS 2
                                      ---------------------------------------------------------
                                          FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                           JANUARY 31, 2005              JANUARY 31, 2004
                                      ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                      ---------------------------   ---------------------------
Shares sold.........................      210,812   $   2,239,910       844,934   $   7,513,595
Reinvested dividends................        2,164          22,433         1,487          14,671
Shares redeemed.....................     (463,454)     (4,833,982)     (681,266)     (6,141,949)
                                      -----------   -------------   -----------   -------------
Net increase (decrease).............     (250,478)  $  (2,571,639)      165,155   $   1,386,317
                                      ===========   =============   ===========   =============

                                                               ------------------------------------------------------------
                                                                                         CLASS 3
                                                               ------------------------------------------------------------
                                                                   FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                                                    JANUARY 31, 2005                JANUARY 31, 2004
                                                               ---------------------------   ------------------------------
                                                                 SHARES         AMOUNT          SHARES          AMOUNT
                                                               ---------------------------   ------------------------------
Shares sold.................................................       580,252   $   6,103,631        524,183   $     4,879,048
Reinvested dividends........................................           650           6,731            179             1,768
Shares redeemed.............................................      (228,250)     (2,362,630)      (235,345)       (2,178,132)
                                                               -----------   -------------   ------------   ---------------
Net increase (decrease).....................................       352,652   $   3,747,732        289,017   $     2,702,684
                                                               ===========   =============   ============   ===============

---------------

+ See Note 12

                                                           ---------------------

                                                  INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1
                                          ------------------------------------------------------------
                                              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                               JANUARY 31, 2005                JANUARY 31, 2004
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      6,912,182   $  49,009,165     42,011,631   $   222,413,626
Reinvested dividends..................        537,367       3,720,146      1,206,381         7,625,969
Shares redeemed.......................    (11,910,891)    (84,056,065)   (45,107,839)     (240,669,418)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (4,461,342)  $ (31,326,754)    (1,889,827)  $   (10,629,823)
                                          ===========   =============   ============   ===============

                                              INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                             JANUARY 31, 2005              JANUARY 31, 2004
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................    3,715,578   $  25,927,465    20,284,349   $ 109,793,313
Reinvested dividends..................      126,526         871,901       141,286         889,477
Shares redeemed.......................   (1,883,767)    (13,317,708)  (17,824,185)    (95,762,312)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    1,958,337   $  13,481,658     2,601,450   $  14,920,478
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     9,613,186   $  67,887,558     11,363,503   $    67,557,100
Reinvested dividends............       230,293       1,585,744        156,934           987,208
Shares redeemed.................    (1,639,683)    (11,697,479)    (6,204,648)      (36,215,388)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........     8,203,796   $  57,775,823      5,315,789   $    32,328,920
                                   ===========   =============   ============   ===============

                                                           EMERGING MARKETS PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 1
                                          ------------------------------------------------------------
                                              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                               JANUARY 31, 2005                JANUARY 31, 2004
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      3,216,688   $  32,752,655      7,288,345   $    53,639,069
Reinvested dividends..................        105,095       1,041,907             --                --
Shares redeemed.......................     (4,578,435)    (44,427,338)    (6,977,239)      (48,761,401)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............     (1,256,652)  $ (10,632,776)       311,106   $     4,877,668
                                          ===========   =============   ============   ===============

                                                       EMERGING MARKETS PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 2
                                        ---------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                             JANUARY 31, 2005              JANUARY 31, 2004
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................      689,346   $   7,065,132       603,213   $   4,795,279
Reinvested dividends..................       10,203         100,961            --              --
Shares redeemed.......................     (337,455)     (3,323,441)     (274,479)     (2,126,995)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............      362,094   $   3,842,652       328,734   $   2,668,284
                                        ===========   =============   ===========   =============

                                   ------------------------------------------------------------
                                                             CLASS 3
                                   ------------------------------------------------------------
                                       FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                        JANUARY 31, 2005                JANUARY 31, 2004
                                   ---------------------------   ------------------------------
                                     SHARES         AMOUNT          SHARES          AMOUNT
                                   ---------------------------   ------------------------------
Shares sold.....................     1,086,548   $  11,052,235      2,291,223   $    19,285,920
Reinvested dividends............         6,838          67,620             --                --
Shares redeemed.................      (336,519)     (3,304,099)    (1,973,096)      (16,930,014)
                                   -----------   -------------   ------------   ---------------
Net increase (decrease).........       756,867   $   7,815,756        318,127   $     2,355,906
                                   ===========   =============   ============   ===============

                                                            FOREIGN VALUE PORTFOLIO
                                          ------------------------------------------------------------
                                                                    CLASS 2
                                          ------------------------------------------------------------
                                              FOR THE YEAR ENDED              FOR THE YEAR ENDED
                                               JANUARY 31, 2005                JANUARY 31, 2004
                                          ---------------------------   ------------------------------
                                            SHARES         AMOUNT          SHARES          AMOUNT
                                          ---------------------------   ------------------------------
Shares sold...........................      2,094,636   $  27,592,159      2,196,757   $    23,802,425
Reinvested dividends..................        111,860       1,600,082         21,579           265,014
Shares redeemed.......................       (833,911)    (11,017,375)      (217,836)       (2,538,321)
                                          -----------   -------------   ------------   ---------------
Net increase (decrease)...............      1,372,585   $  18,174,866      2,000,500   $    21,529,118
                                          ===========   =============   ============   ===============

                                                         FOREIGN VALUE PORTFOLIO
                                        ---------------------------------------------------------
                                                                 CLASS 3
                                        ---------------------------------------------------------
                                            FOR THE YEAR ENDED            FOR THE YEAR ENDED
                                             JANUARY 31, 2005              JANUARY 31, 2004
                                        ---------------------------   ---------------------------
                                          SHARES         AMOUNT         SHARES         AMOUNT
                                        ---------------------------   ---------------------------
Shares sold...........................    9,432,596   $ 126,059,706     5,573,932   $  62,082,539
Reinvested dividends..................      333,839       4,780,126        31,620         388,503
Shares redeemed.......................   (1,463,492)    (19,829,978)   (1,157,419)    (12,866,454)
                                        -----------   -------------   -----------   -------------
Net increase (decrease)...............    8,302,943   $ 111,009,854     4,448,133   $  49,604,588
                                        ===========   =============   ===========   =============

---------------------
    264

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with an affiliated broker:

                                          BANC OF AMERICA    BLAYLOCK &     GOLDMAN SACHS   MORGAN STANLEY   SANFORD C. BERNSTEIN
PORTFOLIO                                 SECURITIES, LLC   PARTNERS L.P.       & CO.          CO., INC            CO., LLC
---------------------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced.....................       $ --             $750            $ --            $   --             $     --
Growth-Income...........................         --               --              --                --               10,202
Alliance Growth.........................         --               --              --                --                1,346
Goldman Sachs Research..................         --               --             418                --                   --
Blue Chip Growth........................         --              550              --                --                   --
Marsico Growth..........................        129               --              --                --                   --
Technology..............................         --               --              --             4,963                   --
Small & Mid Cap Value...................         --               --              --                --              145,613

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. SAAMCo, the investment adviser, is a wholly-owned subsidiary of AIG Retirement Services, Inc., a wholly owned subsidiary of AIG. During the year ended January 31, 2005, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

                                                                          MARKET
                                                                         VALUE AT
                                                                       JANUARY 31,      COST OF     COST OF      REALIZED
PORTFOLIO                                 SECURITY          INCOME         2004        PURCHASES     SALES      GAIN/LOSS
--------------------------------------------------------------------------------------------------------------------------
Equity Index......................  AIG                    $  3,257    $   834,997      $17,110    $   82,143   $   14,005
Davis Venture Value...............  AIG                      38,482      9,545,000           --            --           --
                                    Transatlantic           292,382     53,499,780           --     5,746,015    3,045,286
                                      Holdings, Inc.
Putnam Growth: Voyager............  AIG                      17,976      4,929,353           --       160,536      328,978
Global Equities...................  AIG                      18,643      4,873,168           --       150,097      306,083

                                                       MARKET
                                     CHANGE IN        VALUE AT
                                     UNREALIZED     JANUARY 31,
PORTFOLIO                           GAIN (LOSS)         2005
----------------------------------  -----------------------------
Equity Index......................  $    (62,535)   $   721,434
Davis Venture Value...............      (434,301)     9,110,699
                                     (10,690,382)    40,108,669
Putnam Growth: Voyager............      (841,977)     4,255,818
Global Equities...................      (808,602)     4,220,552

9. INVESTMENT CONCENTRATIONS: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Global Bond, Worldwide High Income, International Growth and Income, Global Equities, International Diversified Equities, Emerging Markets and Foreign Value Portfolios. The Global Bond Portfolio had approximately 19.6% and 15.7% of its net assets invested in equity securities domiciled in Japan and Germany, respectively. The International Growth and Income Portfolio had 17.3% of its net assets invested in equity securities of companies domiciled in Japan. Additionally, International Diversified Equities Portfolio had 23.9% and 19.5% of its net assets invested in Japan and the United Kingdom, respectively, Emerging Markets Portfolio had 19.3% of its net assets invested in South Korea, and the Foreign Value Portfolio had 19.4% of its net assets in the United Kingdom.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the year ended January 31, 2005, the following portfolios had borrowings:

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
Global Bond.................................................       11       $   302    $  590,161     1.53%
High-Yield Bond.............................................       81        33,496     5,924,034     2.33
Worldwide High Income.......................................        3            57       387,375     1.83
SunAmerica Balanced.........................................      103         7,261     1,167,565     2.17
Equity Income...............................................       10            59       109,169     1.93
Growth-Income...............................................       39         4,210     1,939,252     1.70
Davis Venture Value.........................................        1           215     4,129,030     1.88
"Dogs" of Wall Street.......................................       19           440       399,271     2.11
Alliance Growth.............................................      168        14,566     1,511,644     1.93
Goldman Sachs Research......................................        9           108       196,025     2.38
Putnam Growth: Voyager......................................       63         2,086       562,854     1.84
Blue Chip Growth............................................        4           347     1,137,073     2.75
Real Estate.................................................        1            10       247,474     1.50
MFS Mid-Cap Growth..........................................        8           274       681,689     1.65
Aggressive Growth...........................................       18         2,010     1,795,419     2.08
Growth Opportunities........................................        4            77       271,738     2.56

                                                           ---------------------

                                                                                        AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST      DEBT      AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES     UTILIZED    INTEREST
------------------------------------------------------------------------------------------------------------
Marsico Growth..............................................       17           215       212,910     2.24
Technology..................................................       69       $ 2,480    $1,327,562     1.64%
International Growth and Income.............................       21         3,371     2,379,533     2.05
Global Equities.............................................      103         3,537       624,067     1.92
Emerging Markets............................................      105         4,195       762,142     1.80

At January 31, 2005, High-Yield Bond Portfolio, Growth-Income Portfolio, Alliance Growth Portfolio, Putnam Growth: Voyager Portfolio, and Global Equities Portfolio had balances open under the line of credit of $8,464,131, $3,191,223, $2,351,041, $726,176, and $631,573, respectively.

11. INTERFUND LENDING AGREEMENT: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2005 none of the Portfolios participated in this program.

12. FUND MERGERS

On June 17, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization of the acquisitions of assets of certain portfolios of the Mutual Fund Variable Annuity Trust ("MVAT"), advised by JP Morgan Chase & Co. by the Cash Management Portfolio, MFS Total Return Portfolio, Davis Venture Value Portfolio, Marsico Growth Portfolio and the International Growth and Income Portfolio. Effective December 5, 2003, all the assets and liabilities of MVAT were transferred to the Trust. Except for the Cash Management Portfolio's acquisition of MVAT U.S. Government Portfolio, the acquisitions were non-taxable events. The details of the acquisitions are set forth below.

The Cash Management Portfolio acquired all of the assets and liabilities of MVAT -- U.S. Government Income Portfolio and MVAT -- Money Market Portfolio in exchange for Class 1 shares. The MFS Total Return Portfolio acquired all of the assets and liabilities of MVAT -- Asset Allocation Portfolio in exchange for Class 1 shares. The Davis Venture Value Portfolio acquired all of the assets and liabilities of MVAT -- Growth and Income Portfolio in exchange for Class 1 shares. The Marsico Growth Portfolio acquired all of the assets and liabilities of MVAT -- Capital Growth Portfolio in exchange for Class 1 shares. The International Growth and Income Portfolio acquired all of the assets and liabilities of MVAT -- International Equity Portfolio in exchange for Class 1 shares.

Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of Cash Management Portfolio prior to merger.....  $  383,538,920
Net assets of MVAT -- U.S. Government Income Portfolio prior
  to merger.................................................       1,714,278
Net assets of MVAT -- Money Market Portfolio prior to
  merger....................................................       1,987,797
                                                              --------------
Aggregate net assets of Cash Management Portfolio following
  acquisition...............................................     387,240,995
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- U.S.
  Government Income Portfolio...............................             (36)
Unrealized appreciation (depreciation) in MVAT -- U.S. Money
  Market Portfolio..........................................              --

Net assets of MFS Total Return Portfolio prior to merger....     781,801,159
Net assets of MVAT -- Asset Allocation Portfolio prior to
  merger....................................................       4,894,703
                                                              --------------
Aggregate net assets of MFS Total Return Portfolio following
  acquisition...............................................     786,695,682
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Asset
  Allocation Portfolio......................................         435,049

Net assets of Davis Venture Value Portfolio prior to
  merger....................................................   2,115,241,566
Net assets of MVAT -- Growth and Income Portfolio prior to
  merger....................................................       6,035,043
                                                              --------------
Aggregate net assets of Davis Venture Value Portfolio
  following acquisition.....................................   2,121,276,609
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Growth and
  Income Portfolio..........................................         733,499

Net assets of Marsico Growth Portfolio prior to merger......     124,603,716
Net assets of MVAT -- Capital Growth Portfolio prior to
  merger....................................................       5,106,261
                                                              --------------
Aggregate net assets of Marsico Growth Portfolio following
  acquisition...............................................     129,709,977
                                                              --------------
Unrealized appreciation (depreciation) in MVAT -- Capital
  Growth Portfolio..........................................         969,421

Net assets of International Growth and Income Portfolio
  prior to merger...........................................     258,529,212
Net assets of MVAT -- International Equity Portfolio prior
  to merger.................................................       5,031,251
                                                              --------------
Aggregate net assets of International Growth and Income
  Portfolio following acquisition...........................     263,560,463
                                                              --------------
Unrealized appreciation (depreciation) in
  MVAT -- International Equity Portfolio....................         478,007

---------------------
    266

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Cash Management Portfolio Class 1
      01/31/01     $10.94      $0.66       $ (0.02)       $  0.64        $(0.45)        $   --         $(0.45)      $11.13
      01/31/02      11.13       0.37          0.02           0.39         (0.45)            --          (0.45        11.07
      01/31/03      11.07       0.15         (0.02)          0.13         (0.37)            --          (0.37)       10.83
      01/31/04      10.83       0.08          0.00           0.08         (0.23)            --          (0.23)       10.68
      01/31/05      10.68       0.10         (0.01)          0.09         (0.08)            --          (0.08)       10.69
                                               Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02      11.34       0.12          0.03           0.15         (0.44)            --          (0.44)       11.05
      01/31/03      11.05       0.12          0.01           0.13         (0.36)            --          (0.36)       10.82
      01/31/04      10.82       0.06         (0.01)          0.05         (0.21)            --          (0.21)       10.66
      01/31/05      10.66       0.08          0.01           0.09         (0.07)            --          (0.07)       10.68
                                               Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03      10.78       0.02          0.01           0.03            --             --             --        10.81
      01/31/04      10.81       0.04          0.01           0.05         (0.21)            --          (0.21)       10.65
      01/31/05      10.65       0.08         (0.01)          0.07         (0.06)            --          (0.06)       10.66
                                                Corporate Bond Portfolio Class 1
      01/31/01      11.12       0.89         (0.02)          0.87         (0.77)            --          (0.77)       11.22
      01/31/02      11.22       0.84         (0.26)          0.58         (0.63)            --          (0.63)       11.17
      01/31/03      11.17       0.80         (0.02)          0.78         (0.71)            --          (0.71)       11.24
      01/31/04      11.24       0.69          0.71           1.40         (0.72)            --          (0.72)       11.92
      01/31/05      11.92       0.65          0.07           0.72         (0.62)            --          (0.62)       12.02
                                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.37       0.43            --           0.43         (0.63)            --          (0.63)       11.17
      01/31/03      11.17       0.73          0.03           0.76         (0.70)            --          (0.70)       11.23
      01/31/04      11.23       0.67          0.71           1.38         (0.70)            --          (0.70)       11.91
      01/31/05      11.91       0.63          0.07           0.70         (0.61)            --          (0.61)       12.00
                                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.83       0.20          0.20           0.40            --             --             --        11.23
      01/31/04      11.23       0.61          0.75           1.36         (0.70)            --          (0.70)       11.89
      01/31/05      11.89       0.59          0.11           0.70         (0.60)            --          (0.60)       11.99
                                                 Global Bond Portfolio Class 1
      01/31/01      10.83       0.45          0.63           1.08         (0.70)            --          (0.70)       11.21
      01/31/02      11.21       0.43          0.02           0.45         (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.42          0.25           0.67         (0.18)         (0.15)         (0.33)       10.97
      01/31/04      10.97       0.36          0.05           0.41            --             --             --        11.38
      01/31/05      11.38       0.32          0.18           0.50            --          (0.14)         (0.14)       11.74
                                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02      11.41       0.21          0.04           0.25         (1.03)            --          (1.03)       10.63
      01/31/03      10.63       0.38          0.27           0.65         (0.17)         (0.15)         (0.32)       10.96
      01/31/04      10.96       0.33          0.06           0.39            --             --             --        11.35
      01/31/05      11.35       0.30          0.18           0.48            --          (0.14)         (0.14)       11.69
                                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03      10.68       0.11          0.17           0.28            --             --             --        10.96
      01/31/04      10.96       0.30          0.08           0.38            --             --             --        11.34
      01/31/05      11.34       0.28          0.18           0.46            --          (0.14)         (0.14)       11.66

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               Cash Management Portfolio Class 1
      01/31/01       5.95%   $404,005     0.52%          5.83%           --%
      01/31/02       3.48     600,741      0.52           3.31           --
      01/31/03       1.22     457,994      0.52           1.37           --
      01/31/04       0.72     244,351      0.54           0.69           --
      01/31/05       0.86     227,570      0.56           0.90           --
                               Cash Management Portfolio Class 2
      07/09/01@-
      01/31/02       1.34      22,093      0.68+          1.75+          --
      01/31/03       1.22      82,513      0.67           1.13           --
      01/31/04       0.48      54,706      0.69           0.54           --
      01/31/05       0.80      56,609      0.71           0.77           --
                               Cash Management Portfolio Class 3
      09/30/02@-
      01/31/03       0.28      10,355      0.76+          0.68+          --
      01/31/04       0.45      59,832      0.80           0.37           --
      01/31/05       0.63     109,704      0.81           0.75           --
                                Corporate Bond Portfolio Class 1
      01/31/01       8.11     199,334      0.69           7.99           36
      01/31/02       5.27     258,912      0.67           7.41           83
      01/31/03       7.17     263,378      0.65           7.17           45
      01/31/04      12.67     277,860      0.64           5.89           46
      01/31/05       6.18     279,090      0.63           5.46           32
                                Corporate Bond Portfolio Class 2
      07/09/01@-
      01/31/02       3.84      10,530      0.82+          7.05+          83
      01/31/03       6.99      40,274      0.80           6.87           45
      01/31/04      12.53      55,428      0.79           5.73           46
      01/31/05       5.95      63,706      0.78           5.30           32
                                Corporate Bond Portfolio Class 3
      09/30/02@-
      01/31/03       3.69       2,965      0.87+          5.87+          45
      01/31/04      12.31      29,614      0.90           5.56           46
      01/31/05       5.96      92,720      0.89           5.13           32
                                 Global Bond Portfolio Class 1
      01/31/01      10.35     139,528      0.81(1)        4.07(1)       202
      01/31/02       4.03     145,556      0.81           3.84          193
      01/31/03       6.36     132,160      0.80           3.89           66
      01/31/04       3.74     114,854      0.82           3.17          115
      01/31/05       4.38     102,785      0.83           2.79           86
                                 Global Bond Portfolio Class 2
      07/09/01@-
      01/31/02       2.17       2,873      0.97+         3.46+          193
      01/31/03       6.18      10,931      0.94           3.70           66
      01/31/04       3.56      14,577      0.97           3.00          115
      01/31/05       4.22      16,528      0.98           2.63           86
                                 Global Bond Portfolio Class 3
      09/30/02@-
      01/31/03       2.62         848      0.98+          3.20+          66
      01/31/04       3.47       8,162      1.07           2.82          115
      01/31/05       4.04      17,720      1.09           2.51           86

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               High-Yield Bond Portfolio Class 1
      01/31/01     $10.54      $1.09        $(1.44)        $(0.35)       $(1.11)        $   --         $(1.11)      $ 9.08
      01/31/02       9.08       0.98         (1.94)         (0.96)        (1.11)            --          (1.11)        7.01
      01/31/03       7.01       0.63         (0.98)         (0.35)        (0.99)            --          (0.99)        5.67
      01/31/04       5.67       0.58          1.21           1.79         (0.46)            --          (0.46)        7.00
      01/31/05       7.00       0.61          0.35           0.96         (0.66)            --          (0.66)        7.30
                                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02       8.48       0.43         (0.80)         (0.37)        (1.11)            --          (1.11)        7.00
      01/31/03       7.00       0.57         (0.92)         (0.35)        (0.98)            --          (0.98)        5.67
      01/31/04       5.67       0.55          1.22           1.77         (0.45)            --          (0.45)        6.99
      01/31/05       6.99       0.59          0.35           0.94         (0.65)            --          (0.65)        7.28
                                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       5.21       0.18          0.28           0.46            --             --             --         5.67
      01/31/04       5.67       0.54          1.22           1.76         (0.45)            --          (0.45)        6.98
      01/31/05       6.98       0.57          0.37           0.94         (0.64)            --          (0.64)        7.28
                                            Worldwide High Income Portfolio Class 1
      01/31/01      10.59       1.12         (0.76)          0.36         (1.21)            --          (1.21)        9.74
      01/31/02       9.74       0.93         (1.85)         (0.92)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.67         (0.72)         (0.05)        (1.06)            --          (1.06)        6.54
      01/31/04       6.54       0.52          1.11           1.63         (0.63)            --          (0.63)        7.54
      01/31/05       7.54       0.56          0.07           0.63         (0.49)            --          (0.49)        7.68
                                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02       8.92       0.45         (0.55)         (0.10)        (1.17)            --          (1.17)        7.65
      01/31/03       7.65       0.62         (0.70)         (0.08)        (1.05)            --          (1.05)        6.52
      01/31/04       6.52       0.49          1.13           1.62         (0.62)            --          (0.62)        7.52
      01/31/05       7.52       0.54          0.07           0.61         (0.48)            --          (0.48)        7.65
                                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.15       0.14          0.23           0.37            --             --             --         6.52
      01/31/04       6.52       0.49          1.11           1.60         (0.62)            --          (0.62)        7.50
      01/31/05       7.50       0.50          0.11           0.61         (0.47)            --          (0.47)        7.64

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                               High-Yield Bond Portfolio Class 1
      01/31/01      (3.44)%  $299,534      0.71%(1)      10.98%(1)     106%
      01/31/02     (10.11)    255,845      0.71          12.18          148
      01/31/03      (3.92)    221,410      0.75          10.09          121
      01/31/04      32.41     311,063      0.73           9.09          125
      01/31/05      14.59     269,008      0.72           8.66           88
                               High-Yield Bond Portfolio Class 2
      07/09/01@-
      01/31/02      (3.92)      4,785      0.88+         11.22+         148
      01/31/03      (3.87)     18,881      0.91          10.15          121
      01/31/04      32.05      44,595      0.88           8.82          125
      01/31/05      14.29      44,426      0.87           8.49           88
                               High-Yield Bond Portfolio Class 3
      09/30/02@-
      01/31/03       8.83       3,165      1.04+(1)      10.74+(1)      121
      01/31/04      31.84      28,897      0.97           8.51          125
      01/31/05      14.36      42,599      0.97           8.31           88
                            Worldwide High Income Portfolio Class 1
      01/31/01       3.67     117,236      1.10          10.84          158
      01/31/02      (8.61)     93,599      1.11(1)       10.97(1)       139
      01/31/03       0.45      77,847      1.15           9.55          103
      01/31/04      25.40      92,530      1.15           7.16          149
      01/31/05       8.64      86,357      1.13           7.37           90
                            Worldwide High Income Portfolio Class 2
      07/09/01@-
      01/31/02      (0.25)      1,028      1.27+(1)      10.53+(1)      139
      01/31/03       0.10       3,247      1.29           9.44          103
      01/31/04      25.31       6,927      1.30           7.00          149
      01/31/05       8.38       8,064      1.28           7.22           90
                            Worldwide High Income Portfolio Class 3
      11/11/02@-
      01/31/03       6.02         106      1.36+          9.43+         103
      01/31/04      24.95         718      1.39           6.74          149
      01/31/05       8.43       1,123      1.38           7.06           90

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Gross of custody credits of 0.01% and 0.01%, for the periods ending January 31, 2001 and January 31, 2002.

    See Notes to Financial Statements

---------------------
    268

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             SunAmerica Balanced Portfolio Class 1
      01/31/01     $19.06      $0.36        $(1.46)        $(1.10)       $(0.22)        $(0.10)        $(0.32)      $17.64
      01/31/02      17.64       0.31         (3.12)         (2.81)        (0.33)         (0.48)         (0.81)       14.02
      01/31/03      14.02       0.25         (2.34)         (2.09)        (0.34)            --          (0.34)       11.59
      01/31/04      11.59       0.18          1.95           2.13         (0.29)            --          (0.29)       13.43
      01/31/05      13.43       0.28          0.32           0.60         (0.21)            --          (0.21)       13.82
                                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      15.65       0.13         (0.96)         (0.83)        (0.33)         (0.48)         (0.81)       14.01
      01/31/03      14.01       0.21         (2.31)         (2.10)        (0.33)            --          (0.33)       11.58
      01/31/04      11.58       0.16          1.95           2.11         (0.27)            --          (0.27)       13.42
      01/31/05      13.42       0.26          0.31           0.57         (0.19)            --          (0.19)       13.80
                                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      11.84       0.05         (0.32)         (0.27)           --             --             --        11.57
      01/31/04      11.57       0.14          1.96           2.10         (0.27)            --          (0.27)       13.40
      01/31/05      13.40       0.25          0.31           0.56         (0.18)            --          (0.18)       13.78
                                               MFS Total Return Portfolio Class 1
      01/31/01      13.88       0.51          2.37           2.88         (0.37)         (0.10)         (0.47)       16.29
      01/31/02      16.29       0.46         (0.52)         (0.06)        (0.32)         (0.52)         (0.84)       15.39
      01/31/03      15.39       0.41         (1.34)         (0.93)        (0.29)         (0.18)         (0.47)       13.99
      01/31/04      13.99       0.36          2.51           2.87         (0.65)            --          (0.65)       16.21
      01/31/05      16.21       0.41          0.97           1.38         (0.03)            --          (0.03)       17.56
                                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02      16.17       0.20         (0.16)          0.04         (0.31)         (0.52)         (0.83)       15.38
      01/31/03      15.38       0.36         (1.31)         (0.95)        (0.28)         (0.18)         (0.46)       13.97
      01/31/04      13.97       0.33          2.52           2.85         (0.61)            --          (0.61)       16.21
      01/31/05      16.21       0.38          0.98           1.36         (0.03)            --          (0.03)       17.54
                                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03      13.61       0.09          0.27           0.36            --             --             --        13.97
      01/31/04      13.97       0.30          2.53           2.83         (0.59)            --          (0.59)       16.21
      01/31/05      16.21       0.36          0.98           1.34         (0.03)            --          (0.03)       17.52

      ----------  ------------------------------------------------------------
                               NET       RATIO OF     RATIO OF NET
                              ASSETS    EXPENSES TO    INVESTMENT
                              END OF      AVERAGE      INCOME TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                             SunAmerica Balanced Portfolio Class 1
      01/31/01      (5.88)%  $575,039     0.64%          1.87%          333%
      01/31/02     (15.86)    471,194      0.66           2.00          322
      01/31/03     (14.95)    310,531      0.68           1.91          611
      01/31/04      18.51     318,419      0.69           1.45          186
      01/31/05       4.52     275,323      0.72(2)        2.03(2)       192
                             SunAmerica Balanced Portfolio Class 2
      07/09/01@-
      01/31/02      (5.26)      6,094     0.82+           1.63+         322
      01/31/03     (15.04)     19,712      0.82           1.72          611
      01/31/04      18.36      27,532      0.84           1.30          186
      01/31/05       4.30      26,777      0.87(2)        1.89(2)       192
                             SunAmerica Balanced Portfolio Class 3
      09/30/02@-
      01/31/03      (2.28)        579      0.89+          1.33+         611
      01/31/04      18.25       6,581      0.95           1.20          186
      01/31/05       4.21      12,460      0.98(2)        1.86(2)       192
                               MFS Total Return Portfolio Class 1
      01/31/01      20.94     303,278      0.74(1)        3.42(1)       111
      01/31/02      (0.25)    469,605      0.73           2.93          105
      01/31/03      (5.96)    516,660      0.72(2)        2.81(2)        68
      01/31/04      20.73     630,428      0.74(2)        2.37(2)        49
      01/31/05       8.53     660,464      0.74(2)        2.42(2)        60
                               MFS Total Return Portfolio Class 2
      07/09/01@-
      01/31/02       0.39      20,010      0.88+          2.39+         105
      01/31/03      (6.12)     92,257      0.87(2)        2.62(2)        68
      01/31/04      20.58     141,025      0.89(2)        2.21(2)        49
      01/31/05       8.40     146,906      0.89(2)        2.27(2)        60
                               MFS Total Return Portfolio Class 3
      09/30/02@-
      01/31/03       2.65       6,325      0.98+(2)       2.24+(2)       68
      01/31/04      20.43      59,339      0.99(2)        2.05(2)        49
      01/31/05       8.27     141,874      0.99(2)        2.19(2)        60

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       SunAmerica Balanced Class 1............................   --%     --%    0.00%
       SunAmerica Balanced Class 2............................   --      --     0.00
       SunAmerica Balanced Class 3............................   --      --     0.00
       MFS Total Return Class 1...............................  0.01    0.02    0.02
       MFS Total Return Class 2...............................  0.01    0.02    0.02
       MFS Total Return Class 3...............................  0.01    0.02    0.02

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      -------------------------------------------------------------------------------------------------------------------
                    NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                   ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                   VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
       PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED    OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      -------------------------------------------------------------------------------------------------------------------
                                               Telecom Utility Portfolio Class 1
      01/31/01    $14.42      $0.39        $(1.83)        $(1.44)       $(0.38)        $(0.21)        $(0.59)      $12.39
      01/31/02     12.39       0.70         (2.70)         (2.00)        (0.38)            --          (0.38)       10.01
      01/31/03     10.01       0.41         (2.71)         (2.30)        (0.87)            --          (0.87)        6.84
      01/31/04      6.84       0.36          1.25           1.61         (0.48)            --          (0.48)        7.97
      01/31/05      7.97       0.34          0.75           1.09         (0.41)            --          (0.41)        8.65
                                               Telecom Utility Portfolio Class 2
      07/09/01@-
      01/31/02     11.97       0.32         (1.91)         (1.59)        (0.37)            --          (0.37)       10.01
      01/31/03     10.01       0.38         (2.69)         (2.31)        (0.86)            --          (0.86)        6.84
      01/31/04      6.84       0.35          1.24           1.59         (0.47)            --          (0.47)        7.96
      01/31/05      7.96       0.32          0.76           1.08         (0.40)            --          (0.40)        8.64
                                               Telecom Utility Portfolio Class 3
      11/11/02@-
      01/31/03      6.75       0.09            --           0.09            --             --             --         6.84
      01/31/04      6.84       0.33          1.25           1.58         (0.47)            --          (0.47)        7.95
      01/31/05      7.95       0.33          0.74           1.07         (0.39)            --          (0.39)        8.63
                                                Equity Income Portfolio Class 1
      01/31/01     10.25       0.21          1.27           1.48         (0.02)            --          (0.02)       11.71
      01/31/02     11.71       0.21         (0.85)         (0.64)        (0.19)            --          (0.19)       10.88
      01/31/03     10.88       0.18         (2.15)         (1.97)        (0.19)            --          (0.19)        8.72
      01/31/04      8.72       0.13          2.61           2.74         (0.17)            --          (0.17)       11.29
      01/31/05     11.29       0.15          0.40           0.55         (0.15)            --          (0.15)       11.69
                                                Equity Index Portfolio Class 1
      01/31/01     11.88       0.08         (0.24)         (0.16)           --          (0.02)         (0.02)       11.70
      01/31/02     11.70       0.08         (2.02)         (1.94)        (0.08)         (0.09)         (0.17)        9.59
      01/31/03      9.59       0.09         (2.33)         (2.24)        (0.08)            --          (0.08)        7.27
      01/31/04      7.27       0.10          2.34           2.44         (0.09)            --          (0.09)        9.62
      01/31/05      9.62       0.14          0.40           0.54         (0.11)            --          (0.11)       10.05

      ---------  ------------------------------------------------------------
                              NET       RATIO OF     RATIO OF NET
                             ASSETS    EXPENSES TO    INVESTMENT
                             END OF      AVERAGE      INCOME TO
       PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED    RETURN**    (000S)      ASSETS         ASSETS      TURNOVER
      ---------  ------------------------------------------------------------
                              Telecom Utility Portfolio Class 1
      01/31/01    (10.27)%  $112,682      0.84%(1)       2.81%(1)      104%
      01/31/02    (16.46)     84,766      0.85(1)        6.09(1)       102
      01/31/03    (22.90)     52,982      0.95(3)        4.82(3)       123
      01/31/04     24.12      50,898      0.98(3)        4.83(3)        19
      01/31/05     14.11      50,866      0.97(3)        4.10(3)        29
                              Telecom Utility Portfolio Class 2
      07/09/01@
      01/31/02    (13.56)      1,421      1.01+(1)       5.16+(1)      102
      01/31/03    (22.99)      3,466      1.12(3)        4.90(3)       123
      01/31/04     23.78       3,835      1.13(3)        4.64(3)        19
      01/31/05     13.97       4,427      1.12(3)        3.94(3)        29
                              Telecom Utility Portfolio Class 3
      11/11/02@
      01/31/03      1.33         103      1.29+(3)       6.18+(3)      123
      01/31/04     23.61         188      1.23(3)        4.41(3)        19
      01/31/05     13.89         142      1.22(3)        4.07(3)        29
                               Equity Income Portfolio Class 1
      01/31/01     14.44       8,315      0.95(2)        1.94(2)        59
      01/31/02     (5.44)      8,060      0.95(2)        1.89(2)        30
      01/31/03    (18.06)      6,449      1.13(2)        1.84(2)        74
      01/31/04     31.51       8,715      1.35(2)        1.35(2)        27
      01/31/05      4.95       7,164      1.35(2)        1.28(2)        23
                                Equity Index Portfolio Class 1
      01/31/01     (1.29)     63,786      0.55(2)        0.64(2)         4
      01/31/02    (16.57)     51,434      0.55(2)        0.80(2)         5
      01/31/03    (23.31)     37,586      0.55(2)        1.07(2)         4
      01/31/04     33.68      49,616      0.55(2)        1.19(2)         1
      01/31/05      5.65      46,789      0.55(2)        1.42(2)         4

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of Custody Credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                 EXPENSES                       NET INVESTMENT INCOME (LOSS)
                                                   -------------------------------------    -------------------------------------
                                                   1/01    1/02    1/03    1/04    1/05     1/01    1/02    1/03    1/04    1/05
                                                   -------------------------------------    -------------------------------------
       Equity Income Class 1.....................  1.88%   1.91%   1.54%   1.77%   1.44%    1.01%   0.93%   1.43%   0.93%   1.19%
       Equity Index Class 1......................  0.55    0.59    0.58    0.62    0.63     0.64    0.76    1.04    1.12    1.34

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following (Note 5):

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       Telecom Utility Class 1................................  0.07%   0.04%   0.01%
       Telecom Utility Class 2................................  0.08    0.04    0.01
       Telecom Utility Class 3................................  0.07    0.04    0.01

    See Notes to Financial Statements

---------------------
    270

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Growth-Income Portfolio Class 1
      01/31/01     $31.24      $0.19        $(0.65)        $(0.46)       $(0.13)        $(1.60)        $(1.73)      $29.05
      01/31/02      29.05       0.15         (6.00)         (5.85)        (0.19)         (1.26)         (1.45)       21.75
      01/31/03      21.75       0.16         (4.86)         (4.70)        (0.17)            --          (0.17)       16.88
      01/31/04      16.88       0.13          5.43           5.56         (0.19)            --          (0.19)       22.25
      01/31/05      22.25       0.10          1.06           1.16         (0.16)            --          (0.16)       23.25
                                                Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      25.28       0.05         (2.15)         (2.10)        (0.18)         (1.26)         (1.44)       21.74
      01/31/03      21.74       0.12         (4.85)         (4.73)        (0.15)            --          (0.15)       16.86
      01/31/04      16.86       0.10          5.42           5.52         (0.16)            --          (0.16)       22.22
      01/31/05      22.22       0.07          1.06           1.13         (0.13)            --          (0.13)       23.22
                                                Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      16.90       0.03         (0.08)         (0.05)           --             --             --        16.85
      01/31/04      16.85       0.07          5.44           5.51         (0.16)            --          (0.16)       22.20
      01/31/05      22.20       0.04          1.06           1.10         (0.11)            --          (0.11)       23.19
                                          Federated American Leaders Portfolio Class 1
      01/31/01      15.87       0.25          1.37           1.62         (0.17)         (0.60)         (0.77)       16.72
      01/31/02      16.72       0.16         (1.44)         (1.28)        (0.21)         (0.39)         (0.60)       14.84
      01/31/03      14.84       0.19         (3.27)         (3.08)        (0.15)            --          (0.15)       11.61
      01/31/04      11.61       0.21          3.63           3.84         (0.21)            --          (0.21)       15.24
      01/31/05      15.24       0.23          0.82           1.05         (0.23)            --          (0.23)       16.06
                                          Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      16.11       0.07         (0.75)         (0.68)        (0.20)         (0.39)         (0.59)       14.84
      01/31/03      14.84       0.16         (3.28)         (3.12)        (0.13)            --          (0.13)       11.59
      01/31/04      11.59       0.19          3.63           3.82         (0.19)            --          (0.19)       15.22
      01/31/05      15.22       0.21          0.82           1.03         (0.21)            --          (0.21)       16.04
                                          Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03      11.10       0.05          0.44           0.49            --             --             --        11.59
      01/31/04      11.59       0.16          3.64           3.80         (0.19)            --          (0.19)       15.20
      01/31/05      15.20       0.19          0.82           1.01         (0.19)            --          (0.19)       16.02

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                                 Growth-Income Portfolio Class 1
      01/31/01      (1.63)%  $1,931,070      0.57%          0.60%          52%
      01/31/02     (19.96)    1,450,218      0.58           0.62           56
      01/31/03     (21.61)      877,271      0.59(1)        0.79(1)        45
      01/31/04      33.04       981,864      0.64(1)        0.62(1)        56
      01/31/05       5.25       831,173      0.64(1)        0.43(1)        44
                                 Growth-Income Portfolio Class 2
      07/09/01@-
      01/31/02      (8.11)       14,959      0.74+          0.44+          56
      01/31/03     (21.75)       35,928      0.74(1)        0.64(1)        45
      01/31/04      32.84        49,786      0.79(1)        0.46(1)        56
      01/31/05       5.12        44,957      0.79(1)        0.28(1)        44
                                 Growth-Income Portfolio Class 3
      09/30/02@-
      01/31/03      (0.30)        2,139      0.81+(1)       0.53+(1)       45
      01/31/04      32.76        10,635      0.90(1)        0.31(1)        56
      01/31/05       4.99        18,873      0.89(1)        0.15(1)        44
                           Federated American Leaders Portfolio Class 1
      01/31/01      10.62       231,716      0.76           1.56           46
      01/31/02      (7.53)      270,692      0.76           1.05           33
      01/31/03     (20.76)      191,653      0.76(1)        1.41(1)        32
      01/31/04      33.25       224,293      0.84(1)        1.55(1)        31
      01/31/05       6.95(2)    203,016      0.80(1)        1.47(1)        54
                           Federated American Leaders Portfolio Class 2
      07/09/01@-
      01/31/02      (4.07)        6,864      0.91+          0.92+          33
      01/31/03     (20.98)       16,432      0.92(1)        1.30(1)        32
      01/31/04      33.13        22,101      0.99(1)        1.40(1)        31
      01/31/05       6.83(2)     23,450      0.95(1)        1.32(1)        54
                           Federated American Leaders Portfolio Class 3
      09/30/02@-
      01/31/03       4.41         1,119      0.98+(1)       1.32+(1)       32
      01/31/04      32.92         9,470      1.09(1)        1.19(1)        31
      01/31/05       6.75(2)     33,299      1.06(1)        1.21(1)        54

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                     --------------------
                                                                     1/03    1/04    1/05
                                                                     --------------------
       Growth-Income Class 1.......................................  0.01%   0.04%   0.03%
       Growth-Income Class 2.......................................  0.01    0.04    0.03
       Growth-Income Class 3.......................................  0.01    0.04    0.03
       Federated American Leaders Class 1..........................  0.01    0.07    0.04
       Federated American Leaders Class 2..........................  0.02    0.07    0.04
       Federated American Leaders Class 3..........................  0.01    0.07    0.05

   (2) The Portfolios performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Davis Venture Value Portfolio Class 1
      01/31/01     $26.44      $0.14        $ 3.19         $ 3.33        $(0.12)        $(0.28)        $(0.40)      $29.37
      01/31/02      29.37       0.12         (4.78)         (4.66)        (0.13)         (4.00)         (4.13)       20.58
      01/31/03      20.58       0.15         (3.40)         (3.25)        (0.12)            --          (0.12)       17.21
      01/31/04      17.21       0.21          6.47           6.68         (0.17)            --          (0.17)       23.72
      01/31/05      23.72       0.24          2.20           2.44         (0.22)            --          (0.22)       25.94
                                             Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      26.21       0.05         (1.57)         (1.52)        (0.12)         (4.00)         (4.12)       20.57
      01/31/03      20.57       0.12         (3.39)         (3.27)        (0.10)            --          (0.10)       17.20
      01/31/04      17.20       0.17          6.47           6.64         (0.15)            --          (0.15)       23.69
      01/31/05      23.69       0.22          2.18           2.40         (0.19)            --          (0.19)       25.90
                                             Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03      16.49       0.03          0.67           0.70            --             --             --        17.19
      01/31/04      17.19       0.12          6.49           6.61         (0.14)            --          (0.14)       23.66
      01/31/05      23.66       0.22          2.15           2.37         (0.17)            --          (0.17)       25.86
                                            "Dogs" of Wall Street Portfolio Class 1
      01/31/01       8.38       0.23          0.73           0.96         (0.22)         (0.10)         (0.32)        9.02
      01/31/02       9.02       0.20          0.36           0.56         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.22         (1.44)         (1.22)        (0.17)            --          (0.17)        7.99
      01/31/04       7.99       0.24          2.07           2.31         (0.24)            --          (0.24)       10.06
      01/31/05      10.06       0.21          0.35           0.56         (0.25)            --          (0.25)       10.37
                                            "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       9.15       0.09          0.34           0.43         (0.20)            --          (0.20)        9.38
      01/31/03       9.38       0.19         (1.43)         (1.24)        (0.16)            --          (0.16)        7.98
      01/31/04       7.98       0.22          2.08           2.30         (0.23)            --          (0.23)       10.05
      01/31/05      10.05       0.19          0.35           0.54         (0.23)            --          (0.23)       10.36
                                            "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       7.90       0.05          0.03           0.08            --             --             --         7.98
      01/31/04       7.98       0.19          2.10           2.29         (0.23)            --          (0.23)       10.04
      01/31/05      10.04       0.18          0.34           0.52         (0.22)            --          (0.22)       10.34

      ----------  --------------------------------------------------------------
                                NET        RATIO OF     RATIO OF NET
                               ASSETS     EXPENSES TO    INVESTMENT
                               END OF       AVERAGE      INCOME TO
        PERIOD     TOTAL       PERIOD         NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**     (000S)       ASSETS         ASSETS      TURNOVER
      ----------  --------------------------------------------------------------
                              Davis Venture Value Portfolio Class 1
      01/31/01      12.72%   $2,808,045      0.75%          0.47%          26%
      01/31/02     (15.57)    2,323,050      0.76           0.49           30
      01/31/03     (15.79)    1,612,985      0.75           0.81           17
      01/31/04      38.95     2,004,101      0.77           1.03           13
      01/31/05      10.35     1,913,355      0.79(1)        1.03(1)         9
                              Davis Venture Value Portfolio Class 2
      07/09/01@-
      01/31/02      (5.48)       33,826      0.92+          0.43+          30
      01/31/03     (15.88)       95,566      0.90           0.69           17
      01/31/04      38.68       176,392      0.92           0.84           13
      01/31/05      10.18       214,007      0.94(1)        0.87(1)         9
                              Davis Venture Value Portfolio Class 3
      09/30/02@-
      01/31/03       4.24         7,105      0.97+          0.48+          17
      01/31/04      38.54        88,056      1.03           0.61           13
      01/31/05      10.06       232,729      1.04(1)        0.74(1)         9
                             "Dogs" of Wall Street Portfolio Class 1
      01/31/01      12.05        92,070      0.72           2.76           55
      01/31/02       6.34       112,588      0.71           2.22           35
      01/31/03     (13.07)       99,103      0.69           2.42           67
      01/31/04      29.27       105,109      0.71           2.67           56
      01/31/05       5.67        92,258      0.71           2.05           30
                             "Dogs" of Wall Street Portfolio Class 2
      07/09/01@-
      01/31/02       4.79         3,049      0.86+          1.78+          35
      01/31/03     (13.26)       10,735      0.84           2.29           67
      01/31/04      29.12        20,038      0.86           2.46           56
      01/31/05       5.54        22,040      0.86           1.91           30
                             "Dogs" of Wall Street Portfolio Class 3
      09/30/02@-
      01/31/03       1.01           569      0.92+          1.91+          67
      01/31/04      28.95         6,743      0.96           2.21           56
      01/31/05       5.34        12,628      0.96           1.81           30

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                   ----
                                                   1/05
                                                   ----
       Davis Venture Value Class 1...............  0.00%
       Davis Venture Value Class 2...............  0.00
       Davis Venture Value Class 3...............  0.01

    See Notes to Financial Statements

---------------------
    272

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Alliance Growth Portfolio Class 1
      01/31/01     $36.58     $(0.04)       $(3.40)        $(3.44)       $   --         $(4.94)        $(4.94)      $28.20
      01/31/02      28.20       0.04         (6.61)         (6.57)           --          (2.22)         (2.22)       19.41
      01/31/03      19.41       0.03         (5.87)         (5.84)        (0.04)            --          (0.04)       13.53
      01/31/04      13.53       0.05          4.30           4.35         (0.04)            --          (0.04)       17.84
      01/31/05      17.84       0.06          0.24           0.30         (0.06)            --          (0.06)       18.08
                                               Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02      22.75      (0.01)        (1.12)         (1.13)           --          (2.22)         (2.22)       19.40
      01/31/03      19.40       0.01         (5.86)         (5.85)        (0.03)            --          (0.03)       13.52
      01/31/04      13.52       0.02          4.30           4.32         (0.02)            --          (0.02)       17.82
      01/31/05      17.82       0.04          0.23           0.27         (0.03)            --          (0.03)       18.06
                                               Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03      14.17       0.01         (0.67)         (0.66)           --             --             --        13.51
      01/31/04      13.51      (0.01)         4.31           4.30         (0.01)            --          (0.01)       17.80
      01/31/05      17.80       0.03          0.22           0.25         (0.02)            --          (0.02)       18.03
                                            Goldman Sachs Research Portfolio Class 1
      01/31/01      10.00      (0.03)        (0.01)         (0.04)           --          (0.04)         (0.04)        9.92
      01/31/02       9.92      (0.04)        (3.09)         (3.13)           --             --             --         6.79
      01/31/03       6.79      (0.01)        (1.66)         (1.67)           --             --             --         5.12
      01/31/04       5.12       0.00          1.52           1.52            --             --             --         6.64
      01/31/05       6.64       0.03          0.65           0.68            --             --             --         7.32
                                            Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02       8.11      (0.03)        (1.30)         (1.33)           --             --             --         6.78
      01/31/03       6.78      (0.02)        (1.65)         (1.67)           --             --             --         5.11
      01/31/04       5.11      (0.01)         1.51           1.50            --             --             --         6.61
      01/31/05       6.61       0.02          0.65           0.67            --             --             --         7.28
                                            Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03       4.90      (0.01)         0.22           0.21            --             --             --         5.11
      01/31/04       5.11      (0.02)         1.52           1.50            --             --             --         6.61
      01/31/05       6.61       0.01          0.65           0.66            --             --             --         7.27

      ----------  ---------------------------------------------------------------------
                                 NET        RATIO OF       RATIO OF NET
                                ASSETS     EXPENSES TO      INVESTMENT
                                END OF       AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL       PERIOD         NET         AVERAGE NET        PORTFOLIO
        ENDED     RETURN**     (000'S)       ASSETS           ASSETS          TURNOVER
      ----------  ---------------------------------------------------------------------
                                    Alliance Growth Portfolio Class 1
      01/31/01      (10.17)%  $2,810,098      0.64%           (0.10)%            101%
      01/31/02      (23.05)    1,928,115      0.65             0.17               86
      01/31/03      (30.08)    1,007,655      0.65(1)          0.19(1)            51
      01/31/04       32.17     1,105,466      0.68(1)          0.27(1)            63
      01/31/05        1.68       873,722      0.70(1)          0.31(1)            82
                                    Alliance Growth Portfolio Class 2
      07/09/01@-
      01/31/02       (4.67)       20,918      0.81+           (0.10)+             86
      01/31/03      (30.17)       42,038      0.80(1)          0.07(1)            51
      01/31/04       31.94        67,731      0.83(1)          0.10(1)            63
      01/31/05        1.54        70,604      0.85(1)          0.17(1)            82
                                    Alliance Growth Portfolio Class 3
      09/30/02@-
      01/31/03       (4.66)        2,490      0.88+(1)         0.19+(1)           51
      01/31/04       31.85        27,900      0.94(1)         (0.07)(1)           63
      01/31/05        1.40        71,682      0.95(1)          0.12(1)            82
                                Goldman Sachs Research Portfolio Class 1
      01/31/01       (0.42)       39,903      1.35+(2)(3)      (0.54)+(2)(3)     115
      01/31/02      (31.55)       28,382      1.35(3)         (0.49)(3)          144
      01/31/03      (24.59)       23,828      1.35(3)         (0.21)(3)          198
      01/31/04       29.69        24,076      1.35(3)         (0.03)(3)           52
      01/31/05       10.24        21,290      1.35(1)(3)       0.39(1)(3)         50
                                Goldman Sachs Research Portfolio Class 2
      07/09/01@-
      01/31/02      (16.40)        2,049      1.50+(3)        (0.75)+(3)         144
      01/31/03      (24.63)        4,085      1.50(3)         (0.37)(3)          198
      01/31/04       29.35         6,360      1.50(3)         (0.19)(3)           52
      01/31/05       10.14         6,649      1.50(1)(3)       0.25(1)(3)         50
                                Goldman Sachs Research Portfolio Class 3
      09/30/02@-
      01/31/03        4.29           119      1.60+(3)        (0.56)+(3)         198
      01/31/04       29.35           418      1.60(3)         (0.30)(3)           52
      01/31/05        9.98         1,129      1.60(1)(3)       0.17(1)(3)         50

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
       Alliance Growth Class 1.................................  0.00%   0.02%   0.03%
       Alliance Growth Class 2.................................  0.01    0.02    0.03
       Alliance Growth Class 3.................................  0.02    0.02    0.03
       Goldman Sachs Research Class 1..........................   --      --     0.01
       Goldman Sachs Research Class 2..........................   --      --     0.01
       Goldman Sachs Research Class 3..........................   --      --     0.01

   (2) The ratios reflect an expense cap of 1.35% which is net of custody credits (0.01%) or waivers/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                            EXPENSES                          NET INVESTMENT INCOME (LOSS)
                                            ----------------------------------------    -----------------------------------------
                                            1/01+    1/02    1/03     1/04     1/05     1/01+    1/02     1/03     1/04     1/05
                                            ----------------------------------------    -----------------------------------------
       Goldman Sachs Research Class 1.....  1.63%    1.49%    1.44%   1.53%     1.52%   (0.82)%  (0.63)%  (0.30)%  (0.21)%   0.22%
       Goldman Sachs Research Class 2.....    --     1.70+    1.58    1.68      1.67      --     (0.94)+  (0.44)   (0.37)    0.09
       Goldman Sachs Research Class 3.....    --      --      1.60+   1.77      1.77      --        --    (0.56)+  (0.47)    0.02

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                      MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/01     $13.35     $ 0.08        $ 0.42         $ 0.50        $(0.08)        $   --         $(0.08)      $13.77
      01/31/02      13.77       0.08         (2.45)         (2.37)        (0.07)         (0.54)         (0.61)       10.79
      01/31/03      10.79       0.07         (2.43)         (2.36)        (0.08)            --          (0.08)        8.35
      01/31/04       8.35       0.08          2.23           2.31         (0.08)            --          (0.08)       10.58
      01/31/05      10.58       0.08          0.88           0.96         (0.09)            --          (0.09)       11.45
                                      MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      12.10       0.02         (0.71)         (0.69)        (0.07)         (0.54)         (0.61)       10.80
      01/31/03      10.80       0.06         (2.44)         (2.38)        (0.07)            --          (0.07)        8.35
      01/31/04       8.35       0.07          2.23           2.30         (0.07)            --          (0.07)       10.58
      01/31/05      10.58       0.06          0.87           0.93         (0.07)            --          (0.07)       11.44
                                      MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       8.20       0.02          0.13           0.15            --             --             --         8.35
      01/31/04       8.35       0.05          2.23           2.28         (0.06)            --          (0.06)       10.57
      01/31/05      10.57       0.06          0.87           0.93         (0.07)            --          (0.07)       11.43
                                            Putnam Growth: Voyager Portfolio Class 1
      01/31/01      26.48      (0.03)        (3.37)         (3.40)           --          (2.23)         (2.23)       20.85
      01/31/02      20.85       0.02         (5.39)         (5.37)           --          (0.59)         (0.59)       14.89
      01/31/03      14.89       0.03         (3.87)         (3.84)        (0.02)            --          (0.02)       11.03
      01/31/04      11.03       0.01          3.24           3.25         (0.03)            --          (0.03)       14.25
      01/31/05      14.25       0.07         (0.18)         (0.11)        (0.02)            --          (0.02)       14.12
                                            Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02      17.41         --         (1.94)         (1.94)           --          (0.59)         (0.59)       14.88
      01/31/03      14.88       0.01         (3.86)         (3.85)        (0.01)            --          (0.01)       11.02
      01/31/04      11.02       0.00          3.22           3.22         (0.01)            --          (0.01)       14.23
      01/31/05      14.23       0.05         (0.18)         (0.13)           --             --             --        14.10
                                            Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03      10.88         --          0.14           0.14            --             --             --        11.02
      01/31/04      11.02      (0.02)         3.23           3.21         (0.01)            --          (0.01)       14.22
      01/31/05      14.22       0.05         (0.21)         (0.16)           --             --             --        14.06

      ----------  --------------------------------------------------------------------
                               NET       RATIO OF         RATIO OF NET
                              ASSETS    EXPENSES TO        INVESTMENT
                              END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS             ASSETS          TURNOVER
      ----------  --------------------------------------------------------------------
                          MFS Massachusetts Investors Trust Portfolio Class 1
      01/31/01       3.71%   $369,518      0.76%              0.58%              81%
      01/31/02     (17.15)    323,404      0.78               0.66               82
      01/31/03     (21.88)    210,436      0.78(1)            0.73(1)            65
      01/31/04      27.73     237,182      0.82(1)            0.81(1)            93
      01/31/05       9.14     211,786      0.80(1)            0.74(1)            78
                          MFS Massachusetts Investors Trust Portfolio Class 2
      07/09/01@-
      01/31/02      (5.67)      5,674      0.93+              0.37+              82
      01/31/03     (22.04)     17,154      0.92(1)            0.62(1)            65
      01/31/04      27.56      29,479      0.97(1)            0.65(1)            93
      01/31/05       8.90      31,442      0.95(1)            0.58(1)            78
                          MFS Massachusetts Investors Trust Portfolio Class 3
      09/30/02@-
      01/31/03       1.83       1,353      0.99+(1)           0.53+(1)           65
      01/31/04      27.40      16,650      1.08(1)            0.50(1)            93
      01/31/05       8.82      35,551      1.06(1)            0.45(1)            78
                                Putnam Growth: Voyager Portfolio Class 1
      01/31/01     (13.68)    732,943      0.79             (0.10)               84
      01/31/02     (25.71)    486,747      0.82               0.11               94
      01/31/03     (25.77)    271,199      0.86(1)            0.19(1)           120
      01/31/04      29.51     288,148      0.93(1)            0.08(1)            56
      01/31/05      (0.78)    232,556      0.93(1)            0.48(1)            71
                                Putnam Growth: Voyager Portfolio Class 2
      07/09/01@-
      01/31/02     (11.09)      3,960      0.99+             (0.05)+             94
      01/31/03     (25.87)      8,977      1.01(1)            0.09(1)           120
      01/31/04      29.27      11,344      1.08(1)           (0.08)(1)           56
      01/31/05      (0.91)      9,324      1.08(1)            0.33(1)            71
                                Putnam Growth: Voyager Portfolio Class 3
      09/30/02@-
      01/31/03       1.29         577      1.09+(1)           0.00+(1)          120
      01/31/04      29.14       2,260      1.18(1)           (0.22)(1)           56
      01/31/05      (1.13)      3,343      1.18(1)            0.32(1)            71

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class

   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       MFS Massachusetts Investors Trust Class 1..............  0.02%   0.05%   0.02%
       MFS Massachusetts Investors Trust Class 2..............  0.02    0.05    0.02
       MFS Massachusetts Investors Trust Class 3..............  0.02    0.05    0.02
       Putnam Growth: Voyager Class 1.........................  0.01    0.04    0.02
       Putnam Growth: Voyager Class 2.........................  0.02    0.04    0.02
       Putnam Growth: Voyager Class 3.........................  0.02    0.04    0.02

    See Notes to Financial Statements

---------------------
    274

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                               Blue Chip Growth Portfolio Class 1
      07/05/00-
      01/31/01     $10.00     $ 0.06        $(1.24)        $(1.18)       $(0.03)        $   --         $(0.03)      $ 8.79
      01/31/02       8.79       0.03         (2.20)         (2.17)           --             --             --         6.62
      01/31/03       6.62       0.01         (1.85)         (1.84)        (0.02)            --          (0.02)        4.76
      01/31/04       4.76       0.01          1.42           1.43         (0.01)            --          (0.01)        6.18
      01/31/05       6.18       0.03          0.01           0.04         (0.01)            --          (0.01)        6.21
                                               Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02       7.31         --         (0.69)         (0.69)           --             --             --         6.62
      01/31/03       6.62       0.00         (1.85)         (1.85)        (0.01)            --          (0.01)        4.76
      01/31/04       4.76       0.00          1.41           1.41         (0.00)            --          (0.00)        6.17
      01/31/05       6.17       0.03          0.00           0.03         (0.00)            --          (0.00)        6.20
                                               Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       4.76       0.00          0.00           0.00            --             --             --         4.76
      01/31/04       4.76       0.00          1.41           1.41            --             --             --         6.17
      01/31/05       6.17       0.02            --           0.02            --             --             --         6.19
                                                 Real Estate Portfolio Class 1
      01/31/01       8.53       0.39          1.84           2.23         (0.36)            --          (0.36)       10.40
      01/31/02      10.40       0.56          0.16           0.72         (0.32)            --          (0.32)       10.80
      01/31/03      10.80       0.55         (0.18)          0.37         (0.28)            --          (0.28)       10.89
      01/31/04      10.89       0.50          4.58           5.08         (0.35)            --          (0.35)       15.62
      01/31/05      15.62       0.41          2.63           3.04         (0.47)            --          (0.47)       18.19
                                                 Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02      11.04       0.37         (0.30)          0.07         (0.32)            --          (0.32)       10.79
      01/31/03      10.79       0.54         (0.19)          0.35         (0.27)            --          (0.27)       10.87
      01/31/04      10.87       0.46          4.60           5.06         (0.34)            --          (0.34)       15.59
      01/31/05      15.59       0.38          2.63           3.01         (0.45)            --          (0.45)       18.15
                                                 Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      10.93       0.19         (0.25)         (0.06)           --             --             --        10.87
      01/31/04      10.87       0.30          4.73           5.03         (0.33)            --          (0.33)       15.57
      01/31/05      15.57       0.35          2.64           2.99         (0.44)            --          (0.44)       18.12
                                             Small Company Value Portfolio Class 1
      01/31/01      10.52      (0.05)         2.23           2.18            --          (2.26)         (2.26)       10.44
      01/31/02      10.44      (0.04)         0.66           0.62            --          (0.29)         (0.29)       10.77
      01/31/03      10.77      (0.04)        (1.53)         (1.57)           --          (0.60)         (0.60)        8.60
      01/31/04       8.60      (0.03)         3.58           3.55            --             --             --        12.15
      01/31/05      12.15       0.09          2.70           2.79            --             --             --        14.94

      ----------  ----------------------------------------------------------------
                               NET       RATIO OF       RATIO OF NET
                              ASSETS    EXPENSES TO      INVESTMENT
                              END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**    (000S)      ASSETS           ASSETS        TURNOVER
      ----------  ----------------------------------------------------------------
                                 Blue Chip Growth Portfolio Class 1
      07/05/00-
      01/31/01     (11.82)%  $ 15,801      0.85%+(2)        1.06%+(2)        81%
      01/31/02     (24.64)     29,342      0.85(2)          0.36(2)         125
      01/31/03     (27.85)     20,303   0.85(2)             0.20(2)         103
      01/31/04      30.04      33,277      0.85(2)          0.19(2)         124
      01/31/05       0.65      29,798      0.85(2)(4)       0.55(2)(4)      158
                                 Blue Chip Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (9.41)      2,624      1.00+(2)        (0.01)+(2)       125
      01/31/03     (27.93)      7,681   1.00(2)             0.08(2)         103
      01/31/04      29.66      13,868      1.00(2)          0.04(2)         124
      01/31/05       0.52      13,882      1.00(2)(4)       0.42(2)(4)      158
                                 Blue Chip Growth Portfolio Class 3
      09/30/02@-
      01/31/03       0.00         405      1.11+(2)        (0.05)+(1)(2)    103
      01/31/04      29.62       4,677      1.10(2)         (0.07)(2)        124
      01/31/05       0.32       8,058      1.10(2)(4)       0.38(2)(4)      158
                                   Real Estate Portfolio Class 1
      01/31/01      26.40      76,224      0.96             4.05             28
      01/31/02       7.12      85,794      0.92             5.32             62
      01/31/03       3.41      95,829      0.89             4.89             52
      01/31/04      47.02     139,355      0.88             3.76             18
      01/31/05      19.58     154,304      0.86(4)          2.38(4)          33
                                   Real Estate Portfolio Class 2
      07/09/01@-
      01/31/02       0.78       1,726      1.07+            6.30+            62
      01/31/03       3.24      10,974      1.03             5.10             52
      01/31/04      46.84      23,007      1.03             3.48             18
      01/31/05      19.42      29,362      1.01(4)          2.23(4)          33
                                   Real Estate Portfolio Class 3
      09/30/02@-
      01/31/03      (0.55)        829      1.12+            5.61+            52
      01/31/04      46.62      12,542      1.13             2.33             18
      01/31/05      19.30      29,641      1.12(4)          2.11(4)          33
                               Small Company Value Portfolio Class 1
      01/31/01      20.98       4,409      1.40(1)(2)      (0.41)(1)(2)      57
      01/31/02       6.29       6,056      1.40(1)(2)      (0.37)(1)(2)      54
      01/31/03     (14.54)      5,782      1.49(2)         (0.41)(2)        124
      01/31/04      41.28       8,562      1.60(2)         (0.31)(2)         22
      01/31/05      22.96      10,462      1.60(2)          0.66(2)          22

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.40% which is net of custody credits(0.01%) or waivers/reimbursements if applicable.
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES
                                            ---------------------------------------------
                                            1/01+      1/02      1/03      1/04      1/05
                                            ---------------------------------------------
       Blue Chip Growth Class 1...........  1.81%      1.16%     0.94%     0.94%     0.92%
       Blue Chip Growth Class 2...........    --       1.25+     1.06      1.09      1.07
       Blue Chip Growth Class 3...........    --        --       1.11+     1.18      1.17
       Small Company Value Class 1........  2.64       2.08      2.08(3)   2.27      2.00

                                                NET INVESTMENT INCOME (LOSS)
                                     --------------------------------------------------
                                     1/01+      1/02        1/03       1/04       1/05
                                     --------------------------------------------------
       Blue Chip Growth Class 1....  0.10%       0.05%       0.11%      0.10%      0.49%
       Blue Chip Growth Class 2....    --       (0.26)+      0.02      (0.05)      0.36
       Blue Chip Growth Class 3....    --          --       (0.05)+    (0.15)      0.31
       Small Company Value Class 1.  (1.65)     (1.93)(3)   (0.99)     (0.98)      0.26

   (3)  Gross of custody credits of 0.01%.
   (4) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 ----
                                                                 1/05
                                                                 ----
       Blue Chip Growth Class 1................................  0.00%
       Blue Chip Growth Class 2................................  0.00
       Blue Chip Growth Class 3................................  0.00
       Real Estate Class 1.....................................  0.00
       Real Estate Class 2.....................................  0.00
       Real Estate Class 3.....................................  0.00

    See Notes to Financial Statements
                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                              MFS Mid-Cap Growth Portfolio Class 1
      01/31/01     $15.60     $(0.04)       $ 3.76         $ 3.72        $   --         $(0.33)        $(0.33)      $18.99
      01/31/02      18.99      (0.03)        (6.58)         (6.61)           --          (2.38)         (2.38)       10.00
      01/31/03      10.00      (0.03)        (4.16)         (4.19)           --             --             --         5.81
      01/31/04       5.81      (0.03)         2.56           2.53            --             --             --         8.34
      01/31/05       8.34      (0.04)         0.45           0.41            --             --             --         8.75
                                              MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02      15.37      (0.04)        (2.96)         (3.00)           --          (2.38)         (2.38)        9.99
      01/31/03       9.99      (0.03)        (4.16)         (4.19)           --             --             --         5.80
      01/31/04       5.80      (0.04)         2.54           2.50            --             --             --         8.30
      01/31/05       8.30      (0.06)         0.47           0.41            --             --             --         8.71
                                              MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.47      (0.01)         0.33           0.32            --             --             --         5.79
      01/31/04       5.79      (0.05)         2.55           2.50            --             --             --         8.29
      01/31/05       8.29      (0.07)         0.46           0.39            --             --             --         8.68
                                              Aggressive Growth Portfolio Class 1
      01/31/01      22.72       0.05         (3.09)         (3.04)           --          (1.96)         (1.96)       17.72
      01/31/02      17.72       0.03         (5.77)         (5.74)        (0.05)         (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.02)        (2.13)         (2.15)        (0.02)(4)         --          (0.02)        6.67
      01/31/04       6.67      (0.03)         2.22           2.19            --             --             --         8.86
      01/31/05       8.86      (0.02)         1.26           1.24            --             --             --        10.10
                                              Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02      14.39      (0.02)        (2.39)         (2.41)        (0.05)         (3.09)         (3.14)        8.84
      01/31/03       8.84      (0.03)        (2.12)         (2.15)        (0.02)(4)         --          (0.02)        6.67
      01/31/04       6.67      (0.04)         2.22           2.18            --             --             --         8.85
      01/31/05       8.85      (0.04)         1.26           1.22            --             --             --        10.07
                                              Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03       6.79      (0.01)        (0.11)         (0.12)           --             --             --         6.67
      01/31/04       6.67      (0.05)         2.22           2.17            --             --             --         8.84
      01/31/05       8.84      (0.05)         1.25           1.20            --             --             --        10.04

      ----------  ----------------------------------------------------------------------
                               NET       RATIO OF          RATIO OF NET
                              ASSETS    EXPENSES TO         INVESTMENT
                              END OF      AVERAGE        INCOME (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET            AVERAGE NET         PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS              ASSETS           TURNOVER
      ----------  ----------------------------------------------------------------------
                                   MFS Mid-Cap Growth Portfolio Class 1
      01/31/01      23.97%   $367,523       0.82%(1)(2)       (0.20)%(1)(2)       146%
      01/31/02     (34.93)    280,024       0.82(2)           (0.25)(2)            96
      01/31/03     (41.90)    123,948       0.84(2)(3)        (0.48)(2)(3)        164
      01/31/04      43.55     199,807       0.87(2)(3)        (0.47)(2)(3)         92
      01/31/05       4.92     164,512       0.84(2)(3)        (0.57)(2)(3)         79
                                   MFS Mid-Cap Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (19.67)     11,418       0.98+(2)          (0.61)+(2)           96
      01/31/03     (41.94)     25,369       1.00(2)(3)        (0.55)(2)(3)        164
      01/31/04      43.10      53,167       1.02(2)(3)        (0.63)(2)(3)         92
      01/31/05       4.94      54,901       0.99(2)(3)        (0.72)(2)(3)         79
                                   MFS Mid-Cap Growth Portfolio Class 3
      09/30/02@-
      01/31/03       5.85       2,406       1.04+(2)(3)       (0.35)+(2)(3)       164
      01/31/04      43.18      32,377       1.12(2)(3)        (0.77)(2)(3)         92
      01/31/05       4.70      55,283       1.09(2)(3)        (0.82)(2)(3)         79
                                   Aggressive Growth Portfolio Class 1
      01/31/01     (14.88)    495,826       0.70               0.23               263
      01/31/02     (31.71)    293,084       0.75               0.21               229
      01/31/03     (24.28)    156,449       0.77              (0.24)              150
      01/31/04      32.83     198,390       0.79              (0.39)              103
      01/31/05      14.00     189,042       0.80(3)           (0.26)(3)            89
                                   Aggressive Growth Portfolio Class 2
      07/09/01@-
      01/31/02     (15.94)      2,905       0.92+             (0.32)+             229
      01/31/03     (24.37)      6,878       0.92              (0.38)              150
      01/31/04      32.68      13,218       0.94              (0.55)              103
      01/31/05      13.79      13,703       0.95(3)           (0.41)(3)            89
                                   Aggressive Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (1.77)        301       0.99+             (0.46)+             150
      01/31/04      32.53       3,219       1.05              (0.68)              103
      01/31/05      13.57       7,552       1.05(3)           (0.51)(3)            89

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1)  Gross of custody credits of 0.01%
   (2) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                              EXPENSES
                                            --------------------------------------------
                                            1/01      1/02      1/03      1/04      1/05
                                            --------------------------------------------
       MFS Mid-Cap Growth Class 1.........  0.82%     0.82%     0.84%     0.87%     0.84%
       MFS Mid-Cap Growth Class 2.........   --       0.95+     1.00      1.02      0.99
       MFS Mid-Cap Growth Class 3.........   --        --       1.04+     1.12      1.09

                                               NET INVESTMENT INCOME (LOSS)
                                     -------------------------------------------------
                                     1/01       1/02       1/03       1/04       1/05
                                     -------------------------------------------------
       MFS Mid-Cap Growth Class 1..  (0.20)%    (0.25)%    (0.48)%    (0.47)%    (0.57)%
       MFS Mid-Cap Growth Class 2..     --      (0.61)+    (0.55)     (0.63)     (0.72)
       MFS Mid-Cap Growth Class 3..     --         --      (0.35)+    (0.77)     (0.82)

   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                 --------------------
                                                                 1/03    1/04    1/05
                                                                 --------------------
       MFS Mid-Cap Growth Class 1..............................  0.02%   0.05%   0.02%
       MFS Mid-Cap Growth Class 2..............................  0.03    0.05    0.02
       MFS Mid-Cap Growth Class 3..............................  0.02    0.05    0.02
       Aggressive Growth Class 1...............................   --      --     0.00
       Aggressive Growth Class 2...............................   --      --     0.00
       Aggressive Growth Class 3...............................   --      --     0.00

   (4) Includes a tax return of capital of less than $0.01 per share.

    See Notes to Financial Statements

---------------------
    276

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                             Growth Opportunities Portfolio Class 1
      07/05/00#-
      01/31/01     $10.00     $ 0.07        $(1.10)        $(1.03)       $(0.04)        $   --         $(0.04)      $ 8.93
      01/31/02       8.93      (0.02)        (3.06)         (3.08)           --             --             --         5.85
      01/31/03       5.85      (0.03)        (2.32)         (2.35)           --             --             --         3.50
      01/31/04       3.50      (0.02)         1.47           1.45            --             --             --         4.95
      01/31/05       4.95      (0.02)         0.06           0.04            --             --             --         4.99
                                             Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02       6.32      (0.02)        (0.46)         (0.48)           --             --             --         5.84
      01/31/03       5.84      (0.03)        (2.32)         (2.35)           --             --             --         3.49
      01/31/04       3.49      (0.03)         1.47           1.44            --             --             --         4.93
      01/31/05       4.93      (0.03)         0.06           0.03            --             --             --         4.96
                                             Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       3.33      (0.03)         0.19           0.16            --             --             --         3.49
      01/31/04       3.49      (0.03)         1.46           1.43            --             --             --         4.92
      01/31/05       4.92      (0.03)         0.06           0.03            --             --             --         4.95

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                Growth Opportunities Portfolio Class 1
      07/05/00#-
      01/31/01     (10.30)%  $28,836       1.00%+(1)         1.16%+(1)           86%
      01/31/02     (34.48)    33,797       1.00(1)          (0.26)(1)           339
      01/31/03     (40.17)    12,307       1.00(1)          (0.62)(1)           243
      01/31/04      41.43     31,640       1.00(1)          (0.45)(1)           178
      01/31/05       0.81(3)  19,474       1.00(1)(2)       (0.44)(1)(2)        171
                                Growth Opportunities Portfolio Class 2
      07/09/01@-
      01/31/02      (7.58)     1,463       1.15+(1)         (0.50)+(1)          329
      01/31/03     (40.24)     3,260       1.15(1)          (0.77)(1)           243
      01/31/04      41.26      7,802       1.15(1)          (0.60)(1)           178
      01/31/05       0.61(3)   6,498       1.15(1)(2)       (0.60)(1)(2)        171
                                Growth Opportunities Portfolio Class 3
      09/30/02@-
      01/31/03       4.80        305       1.24+(1)         (0.80)+(1)          243
      01/31/04      40.97      2,424       1.25(1)          (0.69)(1)           178
      01/31/05       0.61(3)   3,681       1.25(1)(2)       (0.72)(1)(2)        171

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                            EXPENSES
                                                          --------------------------------------------
                                                          1/01      1/02      1/03      1/04      1/05
                                                          --------------------------------------------
       Growth Opportunities Class 1.....................  1.26%+    1.19%     1.07%     1.05%     1.05%
       Growth Opportunities Class 2.....................   --       1.31+     1.21      1.20      1.21
       Growth Opportunities Class 3.....................   --        --       1.24+     1.28      1.32

                                                                    NET INVESTMENT INCOME (LOSS)
                                                          -------------------------------------------------
                                                          1/01       1/02       1/03       1/04       1/05
                                                          -------------------------------------------------
       Growth Opportunities Class 1.....................   0.90%+    (0.44)%    (0.69)%    (0.50)%    (0.49)%
       Growth Opportunities Class 2.....................     --      (0.66)+    (0.83)     (0.65)     (0.66)
       Growth Opportunities Class 3.....................     --         --      (0.80)+    (0.72)     (0.79)

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               -----
                                                               1/05
       Growth Opportunity Class 1............................  0.00%
       Growth Opportunity Class 2............................  0.00
       Growth Opportunity Class 3............................  0.01

   (3) The Portfolios performance figure was increased by less than 0.01% from gains or the disposal of investments in violation of investment restrictions.

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                Marsico Growth Portfolio Class 1
      12/29/00#-
      01/31/01     $10.00     $ 0.01        $ 0.53         $ 0.54        $   --         $   --         $   --       $10.54
      01/31/02      10.54       0.01         (1.74)         (1.73)           --          (0.02)         (0.02)        8.79
      01/31/03       8.79      (0.01)        (1.27)         (1.28)           --             --             --         7.51
      01/31/04       7.51      (0.02)         2.47           2.45            --             --             --         9.96
      01/31/05       9.96      (0.01)         0.70           0.69            --             --             --        10.65
                                                Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02       8.90      (0.02)        (0.07)         (0.09)           --          (0.02)         (0.02)        8.79
      01/31/03       8.79      (0.02)        (1.27)         (1.29)           --             --             --         7.50
      01/31/04       7.50      (0.03)         2.46           2.43            --             --             --         9.93
      01/31/05       9.93      (0.02)         0.70           0.68            --             --             --        10.61
                                                Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03       7.94         --         (0.45)         (0.45)           --             --             --         7.49
      01/31/04       7.49      (0.04)         2.47           2.43            --             --             --         9.92
      01/31/05       9.92      (0.03)         0.69           0.66            --             --             --        10.58

      ----------  -------------------------------------------------------------------
                               NET      RATIO OF         RATIO OF NET
                             ASSETS    EXPENSES TO        INVESTMENT
                             END OF      AVERAGE       INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET           AVERAGE NET        PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS             ASSETS          TURNOVER
      ----------  -------------------------------------------------------------------
                                   Marsico Growth Portfolio Class 1
      12/29/00#-
      01/31/01       5.40%   $ 5,596       1.00%+(1)(3)       0.73%+(1)(3)       10%
      01/31/02     (16.35)    14,810       1.00(2)(3)        0.12(2)(3)         128
      01/31/03     (14.55)    43,872       1.00(3)          (0.15)(3)           124
      01/31/04      32.62     81,784       1.00(3)          (0.22)(3)            86
      01/31/05       6.93     69,151       0.97(3)(5)       (0.10)(3)(5)        101
                                   Marsico Growth Portfolio Class 2
      07/09/01@-
      01/31/02      (0.97)     4,019       1.15+(2)(3)      (0.37)+(2)(3)       128
      01/31/03     (14.68)    17,930       1.15(3)          (0.31)(3)           124
      01/31/04      32.40     41,204       1.15(3)          (0.36)(3)            86
      01/31/05       6.85     44,110       1.12(3)(5)       (0.25)(3)(5)        101
                                   Marsico Growth Portfolio Class 3
      09/30/02@-
      01/31/03      (5.67)     1,218       1.18+(3)         (0.12)+(3)          124
      01/31/04      32.44     14,130       1.25(3)          (0.43)(3)            86
      01/31/05       6.65     23,788       1.22(3)(5)       (0.36)(3)(5)        101

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) The ratios reflect an expense cap of 1.00% which is net of custody credits (0.44%) or waivers/reimbursements if applicable.
   (2) The ratios reflect an expense cap of 1.00% and 1.15% for Class 1 and Class 2, respectively, which are net of custody credits (0.01%) or waiver/reimbursements if applicable.
   (3) During the below stated periods, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                            EXPENSES
                                                          --------------------------------------------
                                                          1/01      1/02      1/03      1/04      1/05
                                                          --------------------------------------------
       Marsico Growth Class 1...........................  4.73%+    1.86%(4)  1.04%     0.97%     0.95%
       Marsico Growth Class 2...........................   --       1.73+(4)  1.18      1.12      1.10
       Marsico Growth Class 3...........................   --        --       1.27+     1.21      1.20

                                                                    NET INVESTMENT INCOME (LOSS)
                                                          -------------------------------------------------
                                                          1/01       1/02       1/03       1/04       1/05
                                                          -------------------------------------------------
       Marsico Growth Class 1...........................  (3.00)%+   (0.73)%(4) (0.19)%    (0.19)%    (0.08)%
       Marsico Growth Class 2...........................     --      (0.96)+(4) (0.34)     (0.33)     (0.23)
       Marsico Growth Class 3...........................     --         --      (0.07)+    (0.39)     (0.34)

   (4)  Gross of custody credits of 0.01%.

   (5) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               -----
                                                               1/05
       Marsico Growth Class 1................................  0.01%
       Marsico Growth Class 2................................  0.01
       Marsico Growth Class 3................................  0.01

    See Notes to Financial Statements

---------------------
    278

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                                  Technology Portfolio Class 1
      07/03/00#-
      01/31/01     $10.00     $(0.04)       $(2.80)        $(2.84)       $   --         $   --         $   --       $ 7.16
      01/31/02       7.16      (0.05)        (3.69)         (3.74)           --             --             --         3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.02)        (0.35)         (0.37)           --             --             --         2.46
                                                  Technology Portfolio Class 2
      07/09/01@-
      01/31/02       4.04      (0.03)        (0.59)         (0.62)           --             --             --         3.42
      01/31/03       3.42      (0.03)        (1.60)         (1.63)           --             --             --         1.79
      01/31/04       1.79      (0.03)         1.07           1.04            --             --             --         2.83
      01/31/05       2.83      (0.01)        (0.37)         (0.38)           --             --             --         2.45
                                                  Technology Portfolio Class 3
      09/30/02@-
      01/31/03       1.53      (0.01)         0.27           0.26            --             --             --         1.79
      01/31/04       1.79      (0.03)         1.06           1.03            --             --             --         2.82
      01/31/05       2.82      (0.01)        (0.36)         (0.37)           --             --             --         2.45
                                            Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      10.00       0.02         (0.16)         (0.14)        (0.00)            --             --         9.86
      01/31/04       9.86      (0.01)         4.17           4.16         (0.01)         (0.07)         (0.08)       13.94
      01/31/05      13.94       0.07          1.76           1.83         (0.06)         (0.47)         (0.53)       15.24
                                            Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.22       0.01          0.63           0.64         (0.00)            --             --         9.86
      01/31/04       9.86      (0.02)         4.16           4.14         (0.00)         (0.07)         (0.07)       13.93
      01/31/05      13.93       0.07          1.74           1.81         (0.04)         (0.47)         (0.51)       15.23

      ----------  -----------------------------------------------------------------------
                               NET      RATIO OF           RATIO OF NET
                             ASSETS    EXPENSES TO          INVESTMENT
                             END OF      AVERAGE         INCOME (LOSS) TO
        PERIOD     TOTAL     PERIOD        NET             AVERAGE NET          PORTFOLIO
        ENDED     RETURN**   (000S)      ASSETS               ASSETS            TURNOVER
      ----------  -----------------------------------------------------------------------
                                       Technology Portfolio Class 1
      07/03/00#-
      01/31/01     (28.40)%  $56,323       1.49%+             (0.93)%+              98%
      01/31/02     (52.23)    40,156       1.45               (1.23)               109
      01/31/03     (47.66)    23,828       1.50(2)            (1.36)(2)            135
      01/31/04      58.10     59,813       1.49(2)            (1.32)(2)            123
      01/31/05     (13.07)    27,342       1.50(2)            (0.76)(2)             85
                                       Technology Portfolio Class 2
      07/09/01@-
      01/31/02     (15.35)     2,312       1.60+              (1.46)+              109
      01/31/03     (47.66)     4,272       1.66(2)            (1.51)(2)            135
      01/31/04      58.10     13,164       1.64(2)            (1.46)(2)            123
      01/31/05     (13.43)    10,298       1.68(2)            (0.76)(2)             85
                                       Technology Portfolio Class 3
      09/30/02@-
      01/31/03      16.99        360       1.66+(2)           (1.52)+(2)           135
      01/31/04      57.54      6,641       1.72(2)            (1.56)(2)            123
      01/31/05     (13.12)     8,893       1.79(2)            (0.76)(2)             85
                                  Small & Mid Cap Value Portfolio Class 2
      08/01/02#-
      01/31/03      (1.34)     5,375       1.65+(1)            0.53+(1)              7
      01/31/04      42.14     26,269       1.65(1)            (0.07)(1)             16
      01/31/05      13.09     45,307       1.33(1)(2)          0.39(1)(2)           21
                                  Small & Mid Cap Value Portfolio Class 3
      09/30/02@-
      01/31/03       6.98      2,618       1.75+(1)            0.41+(1)              7
      01/31/04      41.99     42,387       1.75(1)            (0.21)(1)             16
      01/31/05      12.99    134,471       1.41(1)(2)          0.32(1)(2)           21

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     #  Commencement of operations
     @  Inception date of class
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                              EXPENSES
                                                            --------------------------------------------
                                                            1/01      1/02      1/03      1/04      1/05
                                                            --------------------------------------------
       Small & Mid Cap Value Class 2......................   --%       --%      4.54%+    1.52%     1.30%
       Small & Mid Cap Value Class 3......................   --        --       5.62+     1.56      1.40

                                                                     NET INVESTMENT INCOME (LOSS)
                                                            -----------------------------------------------
                                                            1/01      1/02      1/03       1/04       1/05
                                                            -----------------------------------------------
       Small & Mid Cap Value Class 2......................   --%       --%      (2.35)%+    0.06%      0.40%
       Small & Mid Cap Value Class 3......................   --        --       (3.47)+    (0.02)      0.34

   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       Technology Class 1.....................................  0.02%   0.08%   0.13%
       Technology Class 2.....................................  0.03    0.08    0.15
       Technology Class 3.....................................  0.04    0.08    0.16
       Small & Mid-Cap Value Class 2..........................   --      --     0.04
       Small & Mid-Cap Value Class 3..........................   --      --     0.04

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      --------------------------------------------------------------------------------------------------------------------
                     NET        NET                        TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-    NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE      MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING   INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*    INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      --------------------------------------------------------------------------------------------------------------------
                                       International Growth and Income Portfolio Class 1
      01/31/01     $12.28     $ 0.12        $ 0.36         $ 0.48        $(0.12)        $(0.13)        $(0.25)      $12.51
      01/31/02      12.51       0.09         (3.05)         (2.96)        (0.03)         (0.45)         (0.48)        9.07
      01/31/03       9.07       0.09         (1.96)         (1.87)        (0.05)            --          (0.05)        7.15
      01/31/04       7.15       0.12          3.06           3.18         (0.12)            --          (0.12)       10.21
      01/31/05      10.21       0.09          1.57           1.66         (0.14)            --          (0.14)       11.73
                                       International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02      10.48      (0.02)        (0.88)         (0.90)        (0.03)         (0.45)         (0.48)        9.10
      01/31/03       9.10       0.03         (1.92)         (1.89)        (0.04)            --          (0.04)        7.17
      01/31/04       7.17       0.11          3.07           3.18         (0.11)            --          (0.11)       10.24
      01/31/05      10.24       0.07          1.56           1.63         (0.12)            --          (0.12)       11.75
                                       International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       7.26      (0.03)        (0.06)         (0.09)           --             --             --         7.17
      01/31/04       7.17       0.06          3.11           3.17         (0.11)            --          (0.11)       10.23
      01/31/05      10.23       0.03          1.59           1.62         (0.11)            --          (0.11)       11.74
                                               Global Equities Portfolio Class 1
      01/31/01      21.09      (0.03)        (1.91)         (1.94)        (0.03)         (1.59)         (1.62)       17.53
      01/31/02      17.53       0.02         (4.90)         (4.88)        (0.01)         (2.15)         (2.16)       10.49
      01/31/03      10.49       0.02         (2.64)         (2.62)           --             --             --         7.87
      01/31/04       7.87       0.02          2.68           2.70         (0.02)            --          (0.02)       10.55
      01/31/05      10.55       0.03          0.64           0.67         (0.03)            --          (0.03)       11.19
                                               Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02      13.81      (0.02)        (1.15)         (1.17)        (0.01)         (2.15)         (2.16)       10.48
      01/31/03      10.48         --         (2.63)         (2.63)           --             --             --         7.85
      01/31/04       7.85       0.01          2.66           2.67         (0.01)            --          (0.01)       10.51
      01/31/05      10.51       0.02          0.64           0.66         (0.02)            --          (0.02)       11.15
                                               Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03       7.76      (0.01)         0.09           0.08            --             --             --         7.84
      01/31/04       7.84      (0.01)         2.68           2.67         (0.01)            --          (0.01)       10.50
      01/31/05      10.50      (0.01)         0.65           0.64         (0.01)            --          (0.01)       11.13

      ----------  -----------------------------------------------------------------
                                NET       RATIO OF       RATIO OF NET
                               ASSETS    EXPENSES TO      INVESTMENT
                               END OF      AVERAGE     INCOME (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET         AVERAGE NET      PORTFOLIO
        ENDED     RETURN**     (000S)      ASSETS           ASSETS        TURNOVER
      ----------  -----------------------------------------------------------------
                          International Growth and Income Portfolio Class 1
      01/31/01        3.95%   $342,114      1.18%            0.95%            80%
      01/31/02      (23.67)    289,084      1.20             0.84            148
      01/31/03      (20.66)    177,883      1.22             1.08            264
      01/31/04       44.71     232,740      1.25(1)          1.41(1)         108
      01/31/05       16.37     262,167      1.24(1)          0.79(1)          67
                          International Growth and Income Portfolio Class 2
      07/09/01@-
      01/31/02       (8.63)      4,964      1.37+           (0.45)+          148
      01/31/03      (20.78)     15,437      1.40             0.44            264
      01/31/04       44.53      27,823      1.40(1)          1.18(1)         108
      01/31/05       16.08      34,961      1.39(1)          0.61(1)          67
                          International Growth and Income Portfolio Class 3
      09/30/02@-
      01/31/03       (1.24)      1,647      1.83+           (1.18)+          264
      01/31/04       44.35      14,408      1.50(1)          0.65(1)         108
      01/31/05       16.00      37,465      1.48(1)          0.31(1)          67
                                  Global Equities Portfolio Class 1
      01/31/01       (9.29)    650,067      0.84            (0.15)            93
      01/31/02      (27.72)    409,626      0.87             0.14             75
      01/31/03      (24.98)    221,301      0.93(1)          0.19(1)          71
      01/31/04       34.39     248,468      0.95(1)          0.23(1)          83
      01/31/05        6.41     206,639      0.98(1)          0.29(1)          67
                                  Global Equities Portfolio Class 2
      07/09/01@-
      01/31/02       (8.38)      3,562      1.05+           (0.33)+           75
      01/31/03      (25.10)      9,083      1.08(1)          0.00(1)          71
      01/31/04       34.04      13,903      1.10(1)          0.06(1)          83
      01/31/05        6.30      11,951      1.13(1)          0.14(1)          67
                                  Global Equities Portfolio Class 3
      09/30/02@-
      01/31/03        1.03         265      1.16+(1)        (0.30)+(1)        71
      01/31/04       34.05       3,387      1.20(1)         (0.14)(1)         83
      01/31/05        6.12       7,515      1.23(1)         (0.05)(1)         67

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
   (1) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                                ---------------------
                                                                1/03    1/04    1/05
                                                                ---------------------
       International Growth and Income Class 1................   --%    0.05%   0.02%
       International Growth and Income Class 2................   --     0.05    0.02
       International Growth and Income Class 3................   --     0.05    0.02
       Global Equities Class 1................................  0.00    0.03    0.03
       Global Equities Class 2................................  0.01    0.03    0.03
       Global Equities Class 3................................  0.02    0.03    0.02

    See Notes to Financial Statements

---------------------
    280

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                      International Diversified Equities Portfolio Class 1
      01/31/01     $14.82      $ 0.11        $(1.91)        $(1.80)       $(0.12)        $(2.14)        $(2.26)      $10.76
      01/31/02      10.76        0.07         (2.94)         (2.87)           --          (0.65)         (0.65)        7.24
      01/31/03       7.24        0.07         (2.13)            --            --             --             --         5.18
      01/31/04       5.18        0.07          1.96           2.03         (0.28)            --          (0.28)        6.93
      01/31/05       6.93        0.06          0.83           0.89         (0.15)            --          (0.15)        7.67
                                      International Diversified Equities Portfolio Class 2
      07/09/01@-
      01/31/02       8.97       (0.02)        (1.08)         (1.10)           --          (0.65)         (0.65)        7.22
      01/31/03       7.22        0.03         (2.09)         (2.06)           --             --             --         5.16
      01/31/04       5.16        0.04          1.97           2.01         (0.27)            --          (0.27)        6.90
      01/31/05       6.90        0.04          0.83           0.87         (0.14)            --          (0.14)        7.63
                                      International Diversified Equities Portfolio Class 3
      09/30/02@-
      01/31/03       5.49          --         (0.33)         (0.33)           --             --             --         5.16
      01/31/04       5.16        0.01          1.99           2.00         (0.27)            --          (0.27)        6.89
      01/31/05       6.89        0.03          0.84           0.87         (0.14)            --          (0.14)        7.62
                                               Emerging Markets Portfolio Class 1
      01/31/01      11.00       (0.02)        (2.95)         (2.97)        (0.06)         (0.16)         (0.22)        7.81
      01/31/02       7.81        0.03         (0.95)         (0.92)        (0.02)         (0.08)         (0.10)        6.79
      01/31/03       6.79        0.02         (0.74)         (0.72)        (0.02)(1)         --          (0.02)        6.05
      01/31/04       6.05        0.10          3.59           3.69            --             --             --         9.74
      01/31/05       9.74        0.09          1.83           1.92         (0.11)            --          (0.11)       11.55
                                               Emerging Markets Portfolio Class 2
      07/09/01@-
      01/31/02       6.62       (0.02)         0.29           0.27         (0.02)         (0.08)         (0.10)        6.79
      01/31/03       6.79          --         (0.73)         (0.73)        (0.01)(1)         --          (0.01)        6.05
      01/31/04       6.05        0.09          3.57           3.66            --             --             --         9.71
      01/31/05       9.71        0.07          1.84           1.91         (0.10)            --          (0.10)       11.52
                                               Emerging Markets Portfolio Class 3
      09/30/02@-
      01/31/03       5.70       (0.02)         0.37           0.35            --             --             --         6.05
      01/31/04       6.05        0.05          3.61           3.66            --             --             --         9.71
      01/31/05       9.71        0.06          1.83           1.89         (0.09)            --          (0.09)       11.51

      ----------  ------------------------------------------------------------
                                                      RATIO OF NET
                               NET       RATIO OF      INVESTMENT
                              ASSETS    EXPENSES TO      INCOME
                              END OF      AVERAGE      (LOSS) TO
        PERIOD     TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**   (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  ------------------------------------------------------------
                      International Diversified Equities Portfolio Class 1
      01/31/01     (12.71)%  $442,009     1.21%           0.89%          72%
      01/31/02     (27.07)    309,703      1.23           0.84           29
      01/31/03     (28.45)    156,911      1.22           0.97           48
      01/31/04      39.76     196,843      1.23           1.13           49
      01/31/05      13.10     183,649      1.25(2)        0.86(2)        25
                      International Diversified Equities Portfolio Class 2
      07/09/01@-
      01/31/02     (12.87)      5,381      1.42+         (0.58)+         29
      01/31/03     (28.43)      8,619      1.33           0.53           48
      01/31/04      39.52      29,467      1.38           0.72           49
      01/31/05      12.86      47,549      1.40(2)        0.62(2)        25
                      International Diversified Equities Portfolio Class 3
      09/30/02@-
      01/31/03      (6.01)      2,480      1.33+         (0.29)+         48
      01/31/04      39.29      39,947      1.48           0.11           49
      01/31/05      12.79     106,732      1.50(2)        0.41(2)        25
                               Emerging Markets Portfolio Class 1
      01/31/01     (26.87)     96,507      1.57          (0.22)         125
      01/31/02     (11.49)     82,624      1.53           0.51          113
      01/31/03     (10.63)     63,377      1.53           0.43          118
      01/31/04      60.99     104,999      1.66(2)        1.27(2)       112
      01/31/05      19.92     110,010      1.60(2)        0.89(2)        76
                               Emerging Markets Portfolio Class 2
      07/09/01@-
      01/31/02       4.38         717      1.70+         (0.56)+        113
      01/31/03     (10.71)      3,164      1.74           0.05          118
      01/31/04      60.50       8,278      1.80(2)        1.03(2)       112
      01/31/05      19.84      13,989      1.75(2)        0.72(2)        76
                               Emerging Markets Portfolio Class 3
      09/30/02@-
      01/31/03       6.14         276      2.12+         (0.56)+        118
      01/31/04      60.50       3,533      1.90(2)        0.54(2)       112
      01/31/05      19.63      12,899      1.85(2)        0.57(2)        76

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense deductions.
     +  Annualized
     @  Inception date of class
   (1) Includes a tax return of capital of less than $0.01 per share.
   (2) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                                               -------------
                                                               1/04     1/05
                                                               -------------
       International Diversified Equities Class 1............    --%    0.00%
       International Diversified Equities Class 2............    --     0.00
       International Diversified Equities Class 3............    --     0.00
       Emerging Markets Class 1..............................  0.11     0.03
       Emerging Markets Class 2..............................  0.11     0.03
       Emerging Markets Class 3..............................  0.11     0.03

    See Notes to Financial Statements

                                                           ---------------------

---------------------

    SUNAMERICA SERIES TRUST
    FINANCIAL HIGHLIGHTS (continued)
    SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

      ---------------------------------------------------------------------------------------------------------------------

                     NET        NET                         TOTAL        DIVIDENDS      DIVIDENDS                     NET
                    ASSET     INVEST-     NET REALIZED       FROM      DECLARED FROM    FROM NET                     ASSET
                    VALUE       MENT      & UNREALIZED     INVEST-          NET         REALIZED                     VALUE
        PERIOD    BEGINNING    INCOME    GAIN (LOSS) ON      MENT       INVESTMENT       GAIN ON         TOTAL       END OF
        ENDED     OF PERIOD   (LOSS)*     INVESTMENTS     OPERATIONS      INCOME       INVESTMENTS   DISTRIBUTIONS   PERIOD
      ---------------------------------------------------------------------------------------------------------------------
                                                 Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03     $10.00      $(0.03)       $(0.83)        $(0.86)       $(0.03)(2)     $   --         $(0.03)      $ 9.11
      01/31/04       9.11        0.03          3.91           3.94         (0.01)         (0.10)         (0.11)       12.94
      01/31/05      12.94        0.16          1.75           1.91         (0.14)         (0.27)         (0.41)       14.44
                                                 Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03       9.20       (0.03)        (0.03)         (0.06)        (0.03)(2)         --          (0.03)        9.11
      01/31/04       9.11        0.00          3.93           3.93          0.00          (0.10)         (0.10)       12.94
      01/31/05      12.94        0.12          1.79           1.91         (0.13)         (0.27)         (0.40)       14.45

      ----------  -------------------------------------------------------------
                                                       RATIO OF NET
                                NET       RATIO OF      INVESTMENT
                               ASSETS    EXPENSES TO      INCOME
                               END OF      AVERAGE      (LOSS) TO
        PERIOD      TOTAL      PERIOD        NET       AVERAGE NET    PORTFOLIO
        ENDED     RETURN**    (000'S)      ASSETS         ASSETS      TURNOVER
      ----------  -------------------------------------------------------------
                                 Foreign Value Portfolio Class 2
      08/01/02#-
      01/31/03      (8.57)%   $  5,888      1.95%+(1)     (0.63)%+(1)      1%
      01/31/04      43.31       34,250      1.76(1)        0.26(1)         7
      01/31/05      14.77       58,040      1.34(1)(3)     1.22(1)(3)     13
                                 Foreign Value Portfolio Class 3
      09/30/02@-
      01/31/03      (0.64)       4,099      2.05+(1)      (1.04)+(1)       1
      01/31/04      43.18       63,404      1.76(1)        0.00(1)         7
      01/31/05      14.74      190,704      1.43(1)(3)     0.95(1)(3)     13

---------------

     *  Calculated based upon average shares outstanding.
    ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies.
        If such expenses had been included, the total return would have been lower for each period presented. Total Return does include expense reimbursements and expense reductions.
     +  Annualized
     @  Inception date of class
     #  Commencement of operations
   (1) During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

                                                                                                  NET INVESTMENT
                                                                           EXPENSES                INCOME (LOSS)
                                                                     --------------------    -------------------------
                                                                     1/03    1/04    1/05    1/03       1/04     1/05
                                                                     --------------------    -------------------------
       Foreign Value Class 2.......................................  4.72%+  1.54%   1.33%   (3.40)%+   0.48%    1.23%
       Foreign Value Class 3.......................................  6.21+   1.58    1.42    (5.20)+    0.18     0.96

   (2)  Includes a tax return of capital of $0.03 per share.
   (3) Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income
        (loss) to average net assets would have been higher by the following (Note 5):

                                               ----
                                               1/05
                                               ----
       Foreign Value Class 2.................  0.01%
       Foreign Value Class 3.................  0.01

    See Notes to Financial Statements

---------------------
    282

---------------------

SUNAMERICA SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SUNAMERICA SERIES TRUST:

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the thirty-two portfolios constituting SunAmerica Series Trust, (hereafter referred to as the "Trust") at January 31, 2005, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
March 22, 2005

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
TRUSTEE AND OFFICER INFORMATION (Unaudited)

    The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                              IN FUND
                                                                                              COMPLEX
         NAME,                            TERM OF OFFICE                                     OVERSEEN
      ADDRESS AND        POSITION HELD    AND LENGTH OF        PRINCIPAL OCCUPATION(S)          BY
    DATE OF BIRTH*        WITH TRUST      TIME SERVED(4)         DURING PAST 5 YEARS        TRUSTEE(1)
    --------------       -------------    --------------   -------------------------------  ----------
DISINTERESTED TRUSTEES
Carl D. Covitz              Trustee        2001 -          Owner and President, Landmark      56
DOB: March 31, 1939                        present         Capital, Inc. (since 1973)
Monica C. Lozano            Trustee        1998 -          President and Chief Operating      56
DOB: July 21, 1956                         present         Officer (since 2000) La Opinion
                                                           (newspaper publishing concern),
                                                           Associate Publisher (1991-1999)
                                                           and Executive Editor
                                                           (1995-1999) thereof
Gilbert T. Ray              Trustee        2001 -          Retired Partner, O'Melveny &       56
DOB: September 18, 1944                    present         Myers LLP (since 2000); and
                                                           Attorney (1972-2000) thereof
Allan L. Sher               Trustee        1997 -          Retired Brokerage Executive        56
DOB: October 19, 1931                      present         (since 1992)
Bruce G. Willison           Trustee        2001 -          Dean, Anderson School at UCLA      56
DOB: October 16, 1948                      present         (since 1999)
INTERESTED TRUSTEES
Jana W. Greer(2)          Trustee and      2001 -          President, AIG SunAmerica          56
DOB: December 30, 1951     Chairman        present         Retirement Markets, Inc. (since
                                                           1996), and Executive Vice
                                                           President thereof (1994-1996);
                                                           Senior Vice President and
                                                           Director, AIG Retirement
                                                           Services, Inc. (since 1991)
OFFICERS
Vincent M. Marra           President       2004 -          Senior Vice President and Chief    N/A
DOB: May 28, 1950                          present         Operating Officer, SAAMCo
                                                           (February 2003 to Present);
                                                           Chief Administrative Offcer and
                                                           Chief Financial Offcer, Carret
                                                           & Co., LLC (June 2002 to
                                                           February 2003); President,
                                                           Bowne Digital Solutions (1999
                                                           to May 2002).
Donna M. Handel            Treasurer       2002 -          Assistant Treasurer (1993 to       N/A
DOB: June 25, 1966                         present         2002); Senior Vice President,
                                                           SAAMCo (December 2004 to
                                                           Present); Vice President,
                                                           SAAMCo (1997 to December 2004).


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       -------------------------------
DISINTERESTED TRUSTEES
Carl D. Covitz           Director, Kayne Anderson Mutual
DOB: March 31, 1939      Funds (since 1995); Director,
                         Arden Realty, Inc. (since
                         1995).
Monica C. Lozano         Trustee, University of Southern
DOB: July 21, 1956       California (since 1991);
                         Director, California Healthcare
                         Foundation (since 1998);
                         Director, Tenet Healthcare
                         Corporation (since 2002);
                         Director, The Walt Disney
                         Company (since 2000); Director,
                         Union Bank of California (since
                         2001).
Gilbert T. Ray           Director, Advanced Auto Parts,
DOB: September 18, 1944  Inc. (retail, automotive supply
                         stores) (since 2002); Director,
                         Watts, Wyatt & Company
                         (services -- management
                         consulting services) (since
                         2000).
Allan L. Sher            Director, Bowl America
DOB: October 19, 1931    Incorporated (1997-Present).
Bruce G. Willison        Director, Nordstrom, Inc.
DOB: October 16, 1948    (since 1997); Director,
                         Homestore, Inc. (real estate
                         agents and managers), (since
                         2003); Healthnet International,
                         Inc. (business services) (since
                         2000).
INTERESTED TRUSTEES
Jana W. Greer(2)         Director, National Association
DOB: December 30, 1951   for Variable Annuities (since
                         1999).
OFFICERS
Vincent M. Marra         N/A
DOB: May 28, 1950
Donna M. Handel          N/A
DOB: June 25, 1966

---------------
 * The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (24 funds), VALIC Company II (15 funds) and AIG Series Trust (4 funds).

(2) Interested Trustee, as defined within the Investment Company Act of 1940 because she serves as President of AIG SunAmerica Retirement Markets, Inc.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") registered under the Investment Company Act of 1940.

(4) Trustees serve until their successors are duly elected and qualified.

  Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.
---------------------
    284

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330), (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust voted proxies relating to securities held in the SunAmerica Series Trust's portfolios during the twelve month period ended June 30, 2004 is available (i) without charge, upon request, by calling (800) 445-SUN2 or on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                           ---------------------

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited)

    Certain tax information regarding the Sunamerica Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended January 31, 2005. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which was sent to you under a separate cover in January 2005.

    During the year ended January 31, 2005 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations.

                                                                                                                   QUALIFYING %
                                                                                                                   FOR THE 70%
                                                                                                                    DIVIDENDS
                                                       TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                     DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                     --------------------------------------------------------------------------
Cash Management Portfolio Class 1..................    $0.08         $0.08            $ --             $ --              -- %
Cash Management Portfolio Class 2..................     0.07          0.07              --               --              --
Cash Management Portfolio Class 3..................     0.06          0.06              --               --              --
Corporate Bond Portfolio Class 1...................     0.62          0.62              --               --             1.39
Corporate Bond Portfolio Class 2...................     0.61          0.61              --               --             1.39
Corporate Bond Portfolio Class 3...................     0.60          0.60              --               --             1.39
Global Bond Portfolio Class 1......................     0.14           --               --              0.14             --
Global Bond Portfolio Class 2......................     0.14           --               --              0.14             --
Global Bond Portfolio Class 3......................     0.14           --               --              0.14             --
High-Yield Bond Portfolio Class 1..................     0.66          0.66              --               --             1.23
High-Yield Bond Portfolio Class 2..................     0.65          0.65              --               --             1.23
High-Yield Bond Portfolio Class 3..................     0.64          0.64              --               --             1.23
Worldwide High Income Portfolio Class 1............     0.49          0.49              --               --             1.60
Worldwide High Income Portfolio Class 2............     0.48          0.48              --               --             1.60
Worldwide High Income Portfolio Class 3............     0.47          0.47              --               --             1.60
SunAmerica Balanced Portfolio Class 1..............     0.21          0.21              --               --            59.39
SunAmerica Balanced Portfolio Class 2..............     0.19          0.19              --               --            59.39
SunAmerica Balanced Portfolio Class 3..............     0.18          0.18              --               --            59.39
MFS Total Return Portfolio Class 1.................     0.03          0.03              --               --            47.91
MFS Total Return Portfolio Class 2.................     0.03          0.03              --               --            47.91
MFS Total Return Portfolio Class 3.................     0.03          0.03              --               --            47.91
Telecom Utility Portfolio Class 1..................     0.41          0.41              --               --           100.00
Telecom Utility Portfolio Class 2..................     0.40          0.40              --               --           100.00
Telecom Utility Portfolio Class 3..................     0.39          0.39              --               --           100.00
Equity Income Portfolio Class 1....................     0.15          0.15              --               --           100.00
Equity Index Portfolio Class 1.....................     0.11          0.11              --               --           100.00
Growth-Income Portfolio Class 1....................     0.16          0.16              --               --           100.00
Growth-Income Portfolio Class 2....................     0.13          0.13              --               --           100.00
Growth-Income Portfolio Class 3....................     0.11          0.11              --               --           100.00
Federated American Leaders Portfolio Class 1.......     0.23          0.23              --               --           100.00
Federated American Leaders Portfolio Class 2.......     0.21          0.21              --               --           100.00
Federated American Leaders Portfolio Class 3.......     0.19          0.19              --               --           100.00
Davis Venture Value Portfolio Class 1..............     0.22          0.22              --               --           100.00
Davis Venture Value Portfolio Class 2..............     0.19          0.19              --               --           100.00
Davis Venture Value Portfolio Class 3..............     0.17          0.17              --               --           100.00
"Dogs" of Wall Street Portfolio Class 1............     0.25          0.25              --               --           100.00
"Dogs" of Wall Street Portfolio Class 2............     0.23          0.23              --               --           100.00
"Dogs" of Wall Street Portfolio Class 3............     0.22          0.22              --               --           100.00
Alliance Growth Portfolio Class 1..................     0.06          0.06              --               --           100.00
Alliance Growth Portfolio Class 2..................     0.03          0.03              --               --           100.00
Alliance Growth Portfolio Class 3..................     0.02          0.02              --               --           100.00
Goldman Sachs Research Portfolio Class 1...........      --            --               --               --              --
Goldman Sachs Research Portfolio Class 2...........      --            --               --               --              --
Goldman Sachs Research Portfolio Class 3...........      --            --               --               --              --

---------------------
    286

---------------------

SUNAMERICA SERIES TRUST
SHAREHOLDERS TAX INFORMATION (Unaudited) (continued)

                                                                                                                   QUALIFYING %
                                                                                                                   FOR THE 70%
                                                                                                                    DIVIDENDS
                                                       TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                     DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                     --------------------------------------------------------------------------
MFS Massachusetts Investors Trust Portfolio Class
  1................................................    $0.09         $0.09            $ --             $ --           100.00%
MFS Massachusetts Investors Trust Portfolio Class
  2................................................     0.07          0.07              --               --           100.00
MFS Massachusetts Investors Trust Portfolio Class
  3................................................     0.07          0.07              --               --           100.00
Putnam Growth: Voyager Portfolio Class 1...........     0.02          0.02              --               --           100.00
Putnam Growth: Voyager Portfolio Class 2...........      --            --               --               --              --
Putnam Growth: Voyager Portfolio Class 3...........      --            --               --               --              --
Blue Chip Growth Portfolio Class 1.................     0.01          0.01              --               --           100.00
Blue Chip Growth Portfolio Class 2.................     0.00          0.00              --               --           100.00
Blue Chip Growth Portfolio Class 3.................      --            --               --               --              --
Real Estate Portfolio Class 1......................     0.47          0.47              --               --              --
Real Estate Portfolio Class 2......................     0.45          0.45              --               --              --
Real Estate Portfolio Class 3......................     0.44          0.44              --               --              --
Small Company Value Portfolio Class 1..............      --            --               --               --              --
MPS Mid-Cap Growth Portfolio Class 1...............      --            --               --               --              --
MPS Mid-Cap Growth Portfolio Class 2...............      --            --               --               --              --
MPS Mid-Cap Growth Portfolio Class 3...............      --            --               --               --              --
Aggressive Growth Portfolio Class 1................      --            --               --               --              --
Aggressive Growth Portfolio Class 2................      --            --               --               --              --
Aggressive Growth Portfolio Class 3................      --            --               --               --              --
Growth Opportunities Portfolio Class 1.............      --            --               --               --              --
Growth Opportunities Portfolio Class 2.............      --            --               --               --              --
Growth Opportunities Portfolio Class 3.............      --            --               --               --              --
Marsico Growth Portfolio Class 1...................      --            --               --               --              --
Marsico Growth Portfolio Class 2...................      --            --               --               --              --
Marsico Growth Portfolio Class 3...................      --            --               --               --              --
Technology Portfolio Class 1.......................      --            --               --               --              --
Technology Portfolio Class 2.......................      --            --               --               --              --
Technology Portfolio Class 3.......................      --            --               --               --              --
Small & Mid Cap Value Portfolio Class 2............     0.53          0.06             0.19             0.28           78.34
Small & Mid Cap Value Portfolio Class 3............     0.51          0.04             0.19             0.28           78.34
International Growth and Income Portfolio Class
  1................................................     0.14          0.14              --               --              --
International Growth and Income Portfolio Class
  2................................................     0.12          0.12              --               --              --
International Growth and Income Portfolio Class
  3................................................     0.11          0.11              --               --              --
Global Equities Portfolio Class 1..................     0.03          0.03              --               --           100.00
Global Equities Portfolio Class 2..................     0.02          0.02              --               --           100.00
Global Equities Portfolio Class 3..................     0.01          0.01              --               --           100.00
International Diversified Portfolio Class 1........     0.15          0.15              --               --              --
International Diversified Portfolio Class 2........     0.14          0.14              --               --              --
International Diversified Portfolio Class 3........     0.14          0.14              --               --              --
Emerging Markets Portfolio Class 1.................     0.11          0.11              --               --              --
Emerging Markets Portfolio Class 2.................     0.10          0.10              --               --              --
Emerging Markets Portfolio Class 3.................     0.09          0.09              --               --              --
Foreign Value Portfolio Class 2....................     0.41          0.14             0.14             0.13             --
Foreign Value Portfolio Class 3....................     0.40          0.13             0.14             0.13             --

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

    The Global Bond, International Growth and Income, International Diversified Equities, Emerging Markets, and Foreign Value Portfolio make an election under the Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended January 31, 2005 were $17,901, $817,940, $710,520, $522,762 and $531,748, respectively. The foreign source income for information reporting is $3,763,397, $5,607,431, $5,607,285,
$2,853,851, and $3,038,691.

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios (with the exception of Cash Management) to a $10,000 investment in a comparable securities index benchmark since the portfolio's inception. Importantly, such indices represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the prior year ended January 31, 2004.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE SUNAMERICA SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. IT IS ASSUMED THAT ALL DIVIDENDS ARE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDEXES.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity.

              BANC OF AMERICA CAPITAL MANAGEMENT, LLC

              Cash Management Portfolio -- Class 1

              For the twelve-month period ended January 31, 2005, the Cash Management Portfolio -- Class 1 returned 0.86%.

              The year of 2004 brought the end of a remarkable period of accommodative monetary policy. Between January 2000 and June 2003 the Federal Reserve reduced the Federal Funds rate 13 times starting at 6.5% and ending at 1%. In June of this past year the Federal Open Market Committee raised rates 25 basis points to 1.25%. Since then the Fed has raised the Fed Funds rate 5 more times in 25 basis point increments to 2.50%.

              This Portfolio seeks to generate income, provide liquidity and preserve principal. To accomplish this, in the rising interest rate environment of this past year, the quality of the Portfolio has been kept high. The securities in the Portfolio are rated A1, P1 or higher or carry a long-term bond rating that is equivalent. The weighted average maturity is typically kept under 60 days, and as of January 31, 2005 was just 44 days.

              Sector weighting was adjusted this past year through the investment of cash flows. Over the year the allocation to the corporate debt sector increased to almost 33% of the Portfolio, supplanting US Treasuries, Agencies and Government Sponsored Enterprises as the largest sector.

                     Past performance is no guarantee of future results.

---------------------
    288

              FEDERATED INVESTMENT MANAGEMENT COMPANY

              Corporate Bond Portfolio -- Class 1

[Corporate Bond Portfolio Graph]

                                                CORPORATE BOND PORTFOLIO      LEHMAN BROTHERS U.S.
                                                        -CLASS 1                 CREDIT INDEX(1)            BLENDED INDEX(2)
                                                ------------------------      --------------------          ----------------
1/31/1995                                                 10000                       10000                       10000
11/30/1995                                                11397                       11777                       11754
11/30/1996                                                12139                       12537                       12681
11/30/1997                                                13262                       13486                       13815
11/30/1998                                                14127                       14755                       14936
1/31/1999                                                 14331                       14944                       15123
1/31/2000                                                 13936                       14457                       14782
1/31/2001                                                 15067                       16304                       16238
1/31/2002                                                 15861                       17669                       17209
1/31/2003                                                 16997                       19428                       18528
1/31/2004                                                 19151                       21067                       20888
1/31/2005                                                 20335                       22123                       22143

---------------------------------------------------------
                CORPORATE BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                6.18%      5.95%      5.96%
   5-year                7.85%        N/A        N/A
   10-year               7.36%        N/A        N/A
   Since Inception         N/A      8.20%      9.40%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Lehman Brothers U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

(2)The Blended Index combines 75% of the Lehman Brothers U.S. Credit Index and 25% of the Merrill Lynch High Yield Master II Index.

              The Corporate Bond Portfolio -- Class 1 returned 6.18% for the twelve-month reporting period ended January 31, 2005. The Lehman Brothers U.S. Credit Index returned 5.01% over the same period.

              The bond market did well in 2004 in the midst of the Federal Reserve's program to gradually tighten monetary policy. Interest rates were mixed, with short-term interest rates up in the 130-160 basis points range while long-term interest rates were generally down 3-25 basis points. Declining default rates also caused corporate bonds to have solid performance relative to other sectors of the bond market. Lower credit quality bonds tended to outperform higher credit quality bonds during the reporting period.

              The Portfolio's dollar-weighted average effective duration positioning and overall yield-curve positioning both contributed to performance. Also contributing to performance was the Portfolio's increased allocation to non-investment grade corporate bonds (i.e., bonds of lower credit quality).

              Individual security selection was a net detractor from performance in the investment-grade holdings of the Portfolio, while security selection in the non-investment grade holdings was a net contributor to performance. All in all, security selection was additive to performance. On the investment grade side, positions in Delphi Funding, United Mexican States, Valero Energy Corp., Weyerhauser Co., and Raytheon Co., contributed to performance. By comparison, holdings in General Motors/GMAC, Delta Airlines, Deluxe Corp., Husky Oil Ltd., and Boston University detracted from Portfolio performance during the reporting period. On the non-investment grade side, El Paso Energy Corp., AT&T Corp., Qwest Services Corp, Lyondell Chemical, and Levi Strauss & Co. contributed to performance while Eagle Picher Industries, Tekni-Plex Inc., PCA International Inc., American Cellular Corp., and Charter Communications detracted from performance.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

              Global Bond Portfolio -- Class 1

[Global Bond Portfolio Graph]

                                                                                                  J.P. MORGAN GLOBAL GOV'T BOND
                                                               GLOBAL BOND PORTFOLIO-CLASS 1                  INDEX
                                                               -----------------------------      -----------------------------
1/31/1995                                                                 10000.0                            10000.0
2/28/1995                                                                 10191.0                            10164.4
3/31/1995                                                                 10404.0                            10314.7
4/30/1995                                                                 10529.0                            10474.4
5/31/1995                                                                 10852.0                            10838.1
6/30/1995                                                                 10810.0                            10849.5
7/31/1995                                                                 10831.0                            10921.3
8/31/1995                                                                 10988.0                            11026.2
9/30/1995                                                                 11134.0                            11171.7
10/31/1995                                                                11269.0                            11307.8
11/30/1995                                                                11478.0                            11526.0
12/31/1995                                                                11634.0                            11652.7
1/31/1996                                                                 11822.0                            11768.9
2/29/1996                                                                 11613.0                            11601.6
3/31/1996                                                                 11616.0                            11626.2
4/30/1996                                                                 11728.0                            11691.4
5/31/1996                                                                 11773.0                            11737.7
6/30/1996                                                                 11884.0                            11847.3
7/31/1996                                                                 11940.0                            11912.5
8/31/1996                                                                 12030.0                            12009.8
9/30/1996                                                                 12298.0                            12240.4
10/31/1996                                                                12499.0                            12459.6
11/30/1996                                                                12745.0                            12692.0
12/31/1996                                                                12723.0                            12661.8
1/31/1997                                                                 12801.0                            12769.5
2/28/1997                                                                 12879.0                            12825.3
3/31/1997                                                                 12787.0                            12731.7
4/30/1997                                                                 12919.0                            12886.7
5/31/1997                                                                 12943.0                            12973.6
6/30/1997                                                                 13159.0                            13163.6
7/31/1997                                                                 13423.0                            13444.2
8/31/1997                                                                 13363.0                            13398.9
9/30/1997                                                                 13651.0                            13624.7
10/31/1997                                                                13735.0                            13774.9
11/30/1997                                                                13819.0                            13861.9
12/31/1997                                                                13999.0                            14033.8
1/31/1998                                                                 14167.0                            14231.3
2/28/1998                                                                 14215.0                            14289.0
3/31/1998                                                                 14367.0                            14383.5
4/30/1998                                                                 14406.0                            14454.3
5/31/1998                                                                 14564.0                            14632.9
6/30/1998                                                                 14616.0                            14737.8
7/31/1998                                                                 14721.0                            14831.3
8/31/1998                                                                 14984.0                            15170.6
9/30/1998                                                                 15443.0                            15556.1
10/31/1998                                                                15338.0                            15524.0
11/30/1998                                                                15443.0                            15637.3
12/31/1998                                                                15521.0                            15640.2
1/31/1999                                                                 15679.0                            15796.1
2/28/1999                                                                 15430.0                            15583.5
3/31/1999                                                                 15548.0                            15729.0
4/30/1999                                                                 15692.0                            15876.4
5/31/1999                                                                 15535.0                            15778.1
6/30/1999                                                                 15312.0                            15600.5
7/31/1999                                                                 15259.0                            15570.3
8/31/1999                                                                 15216.0                            15584.4
9/30/1999                                                                 15301.0                            15663.8
10/31/1999                                                                15316.0                            15694.0
11/30/1999                                                                15372.0                            15745.1
12/31/1999                                                                15358.0                            15746.0
1/31/2000                                                                 15387.0                            15754.5
2/29/2000                                                                 15529.0                            15913.3
3/31/2000                                                                 15699.0                            16177.8
4/30/2000                                                                 15685.0                            16213.7
5/31/2000                                                                 15770.0                            16309.2
6/30/2000                                                                 15884.0                            16451.9
7/31/2000                                                                 15998.0                            16577.5
8/31/2000                                                                 16069.0                            16655.0
9/30/2000                                                                 16125.0                            16751.4
10/31/2000                                                                16237.0                            16892.2
11/30/2000                                                                16540.0                            17211.6
12/31/2000                                                                16782.0                            17445.9
1/31/2001                                                                 16979.0                            17629.2
2/28/2001                                                                 17130.0                            17801.2
3/31/2001                                                                 17251.0                            17910.8
4/30/2001                                                                 17100.0                            17752.1
5/31/2001                                                                 17206.0                            17831.4
6/30/2001                                                                 17267.0                            17931.6
7/31/2001                                                                 17448.0                            18180.1
8/31/2001                                                                 17569.0                            18361.5
9/30/2001                                                                 17585.0                            18491.9
10/31/2001                                                                17946.0                            18884.1
11/30/2001                                                                17630.0                            18689.4
12/31/2001                                                                17630.0                            18519.3
1/31/2002                                                                 17663.0                            18571.3
2/28/2002                                                                 17697.0                            18635.5
3/31/2002                                                                 17580.0                            18430.7
4/30/2002                                                                 17697.0                            18671.7
5/31/2002                                                                 17763.0                            18719.3
6/30/2002                                                                 17863.0                            18967.7
7/31/2002                                                                 17830.0                            19223.0
8/31/2002                                                                 18112.0                            19512.1
9/30/2002                                                                 18342.0                            19819.1
10/31/2002                                                                18239.0                            19749.8
11/30/2002                                                                18342.0                            19724.5
12/31/2002                                                                18667.0                            20074.4
1/31/2003                                                                 18804.0                            20172.5
2/28/2003                                                                 19010.0                            20373.0
3/31/2003                                                                 18958.0                            20328.8
4/30/2003                                                                 19112.0                            20388.9
5/31/2003                                                                 19575.0                            20789.0
6/30/2003                                                                 19506.0                            20672.4
7/31/2003                                                                 19027.0                            20261.0
8/31/2003                                                                 18975.0                            20184.1
9/30/2003                                                                 19301.0                            20506.1
10/31/2003                                                                19147.0                            20282.5
11/30/2003                                                                19198.0                            20303.3
12/31/2003                                                                19335.0                            20493.2
1/31/2004                                                                 19472.0                            20606.0
2/29/2004                                                                 19678.0                            20818.5
3/31/2004                                                                 19746.0                            20909.0
4/30/2004                                                                 19489.0                            20620.2
5/31/2004                                                                 19421.0                            20575.3
6/30/2004                                                                 19421.0                            20576.8
7/31/2004                                                                 19506.0                            20688.2
8/31/2004                                                                 19729.0                            21017.4
9/30/2004                                                                 19798.0                            21123.6
10/31/2004                                                                19910.0                            21267.0
11/30/2004                                                                20031.0                            21338.7
12/31/2004                                                                20101.0                            21492.7
1/31/2005                                                                 20343.0                            21692.7

---------------------------------------------------------
                  GLOBAL BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                4.38%      4.22%      4.04%
   5-year                5.74%        N/A        N/A
   10-year               7.36%        N/A        N/A
   Since Inception         N/A      4.52%      4.35%
---------------------------------------------------------

*Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1) The J.P. Morgan Global Government Bond Index (hedged) tracks the performance of bonds throughout the world, including issues from Europe, Australia, the Far East and the United States.

              The Global Bond Portfolio -- Class 1 returned 4.38% for the annual period ended January 31, 2005, versus a 5.27% return by the JP Morgan Global Government Bond Index (USD hedged).

              The Portfolio's duration management added to performance over the 12-month reporting period. Throughout most of the year, the Portfolio held a short duration position in U.S. bonds, based on the expectation that yields would rise. While this strategy benefited performance in the first half of the year, the fall in yields in the latter half of the year had a negative impact.

              The Portfolio maintained an overweight allocation to corporate bonds for most of the 12 months. However, by the end of the reporting period the Portfolio's exposure in this sector had been reduced. This strategy contributed to performance. Credit spreads continued to move tighter following their stellar performance in 2003. The portfolio also benefited from its bias towards lower quality issues, which outperformed higher quality credits.

              The Portfolio's currency strategy detracted from performance over the period. An overweight Japanese Yen ("JPY") position during April and May had a large negative affect as the JPY came under pressure over at that time due to a few factors, including a lower Nikkei. The Portfolio's relative value country strategy also contributed to performance overall.




              The graph represents past performance, which is not indicative of future results.

---------------------
    290

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              High-Yield Bond Portfolio -- Class 1

[High-Yield Bond Portfolio Graph]

                                                                HIGH-YIELD BOND PORTFOLIO -      MERRILL LYNCH HIGH YIELD MASTER
                                                                          CLASS 1                             II(1)
                                                                ---------------------------      -------------------------------
1/31/1995                                                                  10000                              10000
1/31/1996                                                                  11568                              12078
1/31/1997                                                                  13091                              13318
1/31/1998                                                                  15168                              15210
1/31/1999                                                                  14673                              15622
1/31/2000                                                                  15419                              15740
1/31/2001                                                                  14890                              15941
1/31/2002                                                                  13365                              15750
1/31/2003                                                                  12860                              15828
1/31/2004                                                                  17028                              20011
1/31/2005                                                                  19486                              21811

---------------------------------------------------------
                HIGH-YIELD BOND PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               14.59%     14.29%     14.36%
   5-year                4.79%        N/A        N/A
   10-year               6.90%        N/A        N/A
   Since Inception         N/A      9.76%     23.57%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market.

              The High-Yield Bond Portfolio -- Class 1 posted a return of 14.59% for the twelve-month reporting period ended January 31, 2005, versus an 9.00% return by the Merrill Lynch High Yield Index Master II Index.

              Significant overweight positions in the wireless telecommunications and transport services sectors performed well during the 12-month period. However, gains in these sectors were somewhat offset by unfavorable overweight positions in the wireline telecommunications and media cable sectors.

              Security selection helped drive Portfolio outperformance for the reporting period. Favorable security selection as well as significant gains in IWO Holdings, Inc. (wireless), IPCS, Inc. (wireless), MGM Mirage, Inc. (gaming), Hollywood Casino Corp., Shreveport (gaming), Delta Airlines, Inc. (airlines) and Atlas Air, Inc. (transport services) helped results. These positives more than offset holdings in Qwest Capital Funding, Inc. (wireline) and Charter Communications Holdings, LLC (media cable) that detracted from results for the period.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA -- VAN KAMPEN)

              Worldwide High Income Portfolio -- Class 1

[Worldwide High Income Portfolio Graph]

                                           WORLDWIDE HIGH
                                         INCOME PORTFOLIO-      FIRST BOSTON HIGH        JP MORGAN EMBI
                                              CLASS 1          YIELD BOND INDEX(3)      GLOBAL INDEX(2)        BLENDED INDEX(1)
                                         -----------------     -------------------      ---------------        ----------------
1/31/1995                                      10000                  10000                  10000                  10000
1/31/1996                                      12874                  11837                  14375                  13085
1/31/1997                                      15596                  13155                  18456                  15651
1/31/1998                                      17787                  14958                  20148                  17472
1/31/1999                                      14574                  14933                  17333                  16354
1/31/2000                                      17374                  15218                  21686                  18496
1/31/2001                                      18012                  15351                  26414                  20522
1/31/2002                                      16461                  15467                  26012                  20468
1/31/2003                                      16585                  16229                  29365                  22257
1/31/2004                                      20734                  20605                  36489                  28033
1/31/2005                                      22526                  22626                  40816                  31086

---------------------------------------------------------
             WORLDWIDE HIGH INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                8.64%      8.38%      8.43%
   5-year                5.33%        N/A        N/A
   10-year               8.46%        N/A        N/A
   Since Inception         N/A      8.91%     17.68%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The Blended Index combines 50% of the First Boston High-Yield Bond Index and 50% of the J.P. Morgan Emerging Markets Bond (EMBI) Global Index.

(2)JP Morgan EMBI Global Index is a market weighted index composed of U.S. dollar denominated Brady Bonds, Euro Bonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

(3)The First Boston High-Yield Bond Index is a trader-priced portfolio constructed to mirror the public high-yield debt market. Securities in the index are rated BB or lower.

              For the twelve-month reporting period ended January 31, 2005, the Worldwide High Income Portfolio -- Class 1 posted a return of 8.64%. During the same period, the First Boston High Yield Bond Index and the J.P. Morgan EMBI Global Index returned 9.81% and 11.86%, respectively.

              Within the high-yield bond component of the Portfolio, three strategic decisions helped performance over the past year. First, the Portfolio benefited from an underweight of aerospace issues. Second, an overweight in the chemical sector added to performance as this sector generally reported better results and posted good returns. Third, security selection in the wireless communications and telecommunications sectors added to performance as the Portfolio avoided a few credits that had poor results, while investments in this sector generally posted solid numbers. On the negative side, security selection in forest products, broadcasting, utilities and manufacturing detracted from relative performance. In addition, an underweight to the metals/mining sector hurt performance as higher metal prices helped lead this sector to very good performance in 2004.

              Within the emerging markets debt component of the Portfolio, the more defensive positioning relative to its Benchmark during the middle of the reporting period negatively impacted performance. The Portfolio's management team emphasized defensive credits and de-emphasized bonds of countries that are dependant on ample global liquidity conditions. Unfortunately, weaker U.S. economic data and the perception that the U.S. Federal Reserve would slow down the pace of interest rate hikes, contributed to the effect of increased investor risk appetite throughout the summer months. Lower rated credits such as Brazil, Turkey and Venezuela led the advance during July and August and handily outperformed the market. An underweight in Brazil during the second quarter detracted from the Portfolio's relative returns. An underweight in Uruguayan and Venezuelan debt also adversely impacted relative performance.



              The graph represents past performance, which is not indicative of future results.

---------------------
    292

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              SunAmerica Balanced Portfolio -- Class 1

[SunAmerica Balanced Portfolio Graph]

                                             SUNAMERICA                                 LEHMAN BROTHERS
                                        BALANCED PORTFOLIO -                             U.S. AGGREGATE
                                              CLASS 1            BLENDED INDEX(1)           INDEX(3)           S&P 500 INDEX(2)
                                        --------------------     ----------------       ---------------        ----------------
6/3/1996                                       10000                  10000                  10000                  10000
11/30/1996                                     11130                  11076                  10730                  11439
11/30/1997                                     13521                  13145                  11543                  14701
11/30/1998                                     16200                  15416                  12633                  18180
1/31/1999                                      17892                  16337                  12761                  20030
1/31/2000                                      20174                  17254                  12524                  22104
1/31/2001                                      18988                  18126                  14256                  21905
1/31/2002                                      15978                  17026                  15333                  18368
1/31/2003                                      13589                  15346                  16784                  14141
1/31/2004                                      16105                  18428                  17598                  19026
1/31/2005                                      16833                  19370                  18329                  20211

---------------------------------------------------------
              SUNAMERICA BALANCED PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                4.52%      4.30%      4.21%
   5-year               -3.56%        N/A        N/A
   Since Inception       6.20%     -0.18%      8.26%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index consists of 55% S&P 500(R) Index, 35% Lehman Brothers U.S. Aggregate Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(3)The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities, Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

              For the twelve-month reporting period ended January 31, 2005, the SunAmerica Balanced Portfolio -- Class 1 posted a return of 4.52%. During the same period, the S&P 500(R) Index and the Blended Index returned 6.23% and 5.11%, respectively.

              During the annual period, equity indices appreciated across the board, but the bulk of the gains were achieved during the final quarter of calendar 2004. After peaking early in the year, overall stock prices traded within a narrow band through October. Uncertainty contributed to the market's holding pattern during these months, influenced by a number of factors including the surge in oil prices, a close race for the U.S. presidency, and a new round of interest rate hikes by the Federal Reserve. Investor sentiment improved significantly in the final months of 2004, as the Presidential election passed without any major incident and several encouraging economic reports were issued. As a result of the late year surge, the equity markets were able to string together two years of positive returns for the first time since 1999. The last month of the fiscal year saw a general decline in equity prices. The fixed income markets also posted positive returns during the reporting period, as strong fundamentals and conducive technicals dominated the market. Meanwhile, longer-term interest rates held to a fairly narrow range, while short term rates commenced on a sustained move upward.

              With respect to the equity component relative to the S&P 500(R) Index, both sector allocation and stock selection detracted from results. Sector investments in the information technology, utilities, and materials groups hurt performance, as did disappointing stock selection in the financial, telecommunication services, and consumer discretionary groups. Stock performance laggards included Pfizer, Inc., Cisco Systems, Inc., Intel Corp., Texas Instruments, Inc., and Agilent Technologies, Inc.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Conversely, security selection in the health care sector of the equity component contributed the largest gains. In particular, service companies such as Aetna, Inc. and PacifiCare HealthSystems, Inc., as well as device manufacturer Becton Dickinson & Co. increased the Portfolio's value. Stock selection in the energy sector, the best performing industry group during the period, also proved beneficial, as did an overweight position in the industrials sector. Stock performance leaders during the annual period included Exxon Mobil Corp., Aetna, Inc., Adobe Systems, Inc., PacifiCare Health Systems, Inc., and QUALCOMM, Inc.

              With respect to the fixed income component relative to the Lehman Brothers U.S. Aggregate Index, performance was enhanced on multiple fronts. From a curve positioning perspective, the barbell structure was beneficial as the yield curve, as measured from 2-year to 30-year maturities flattened markedly. In terms of quality, the Portfolio's focus on lower rated credit, as well as its positions in emerging markets debt and high yield bonds bolstered return. The most significant contributions from market sector were seen in the industrial and telecommunications areas.




              The graph represents past performance, which is not indicative of future results.

---------------------
    294

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Total Return Portfolio -- Class 1

[MFS Total Return Portfolio Graph]

                                                                                        LEHMAN BROTHERS
                                          MFS TOTAL RETURN                               U.S. AGGREGATE
                                        PORTFOLIO -- CLASS 1     BLENDED INDEX(1)           INDEX(2)           S&P 500 INDEX(3)
                                        --------------------     ----------------       ---------------        ----------------
1/31/1995                                      10000                  10000                  10000                  10000
11/30/1995                                     12308                  12260                  11457                  13157
11/30/1996                                     14000                  14418                  12151                  16824
11/30/1997                                     15893                  17112                  13071                  21620
11/30/1998                                     18045                  20068                  14306                  26737
1/31/1999                                      19106                  21268                  14450                  29459
1/31/2000                                      19162                  22462                  14182                  32508
1/31/2001                                      23174                  23597                  16143                  32215
1/31/2002                                      23117                  22164                  17362                  27014
1/31/2003                                      21738                  19977                  19006                  20797
1/31/2004                                      26227                  23990                  19928                  27982
1/31/2005                                      28483                  25217                  20756                  29725

---------------------------------------------------------
               MFS TOTAL RETURN PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                8.53%      8.40%      8.27%
   5-year                8.25%        N/A        N/A
   10-year              11.03%        N/A        N/A
   Since Inception         N/A      6.02%     13.26%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Blended Index consists of 35% Lehman Brothers U.S. Aggregate Index, 55% S&P 500 Index, and 10% Treasury Bills. Treasury Bills are short-term securities with maturities of one-year or less issued by the U.S. Government.

(2)The Lehman Brothers U.S. Aggregate Index combines several Lehman Brothers fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

(3)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The MFS Total Return Portfolio -- Class 1 posted a return of 8.53% for the twelve-month reporting period ended January 31, 2005. The S&P 500(R) Index returned 6.23% and the Blended Index returned 5.11% during the same period.

              Within the equity component of the Portfolio, and relative to the S&P 500(R) Index, the underweighted position in the technology sector was the major contributor to relative performance. Avoiding Intel and underweighting Cisco Systems, two technology stocks that declined significantly during the year, helped the Portfolio's returns. Stock selection in the basic materials sector also helped boost relative performance. Holdings in Owens-Illinois posted solid gains, and the stock was not represented in the benchmark. An overweighted position in the energy sector made a key positive impact, and oil-driller Noble did well for the Portfolio. Underweighting Pfizer, whose stock was down for the year, provided the biggest positive security selection impact on the Portfolio's returns. Holdings in Sprint and TXU Corp. also helped results.

              Against the Lehman Brothers U.S. Aggregate Bond Index, the bond portion of the Portfolio was helped by its slightly short duration stance, as well as by beneficial sector allocation and security selection.

              Stock selection and an underweighted position in retailing was the primary detractor from relative performance for the 12-month period. The biggest detractor in the sector was Rite Aid, a stock not represented in the S&P 500 benchmark. In financial services, stock selection and a slight overweighting hurt results. An overweight position in Mellon Financial, whose stock was down for the year, detracted from relative returns. Other relative detractors included an overweighting of Calpine, an underweighting of Exxon Mobil, which posted strong gains during the period, and the decision to own Nortel Networks, a stock not represented in the benchmark.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Telecom Utility Portfolio -- Class 1

[Telecom Utility Portfolio Graph]

                                 TELECOM UTILITY
                                PORTFOLIO - CLASS                                              S&P UTILITY       S&P 500 TELECOM
                                        1           S&P 500 INDEX(1)    BLENDED INDEX(2)        INDEX(3)        SERVICE INDEX(4)
                                -----------------   ----------------    ----------------       -----------      ----------------
6/3/1996                              10000                10000               10000               10000               10000
11/30/1996                            10750              11439.2             10298.9             10910.3             9970.26
11/30/1997                            13035              14700.7               13604             12558.9             14143.5
11/30/1998                            15118              18179.7               17973             15052.2             19524.8
1/31/1999                             15233              20030.3             20546.7             14833.3             24072.3
1/31/2000                             15996              22104.1             21923.6             15613.6             25542.9
1/31/2001                             14354                21905             19913.6             19986.3               18561
1/31/2002                             11992              18368.3             14342.4             14512.1             13100.5
1/31/2003                              9246              14141.1             10054.3             10451.3             8774.73
1/31/2004                             11476              19026.3             12489.8             13890.7             10480.2
1/31/2005                             13095              20211.5             14092.3             17241.3               11202

---------------------------------------------------------
                TELECOM UTILITY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               14.11%     13.97%     13.89%
   5-year               -3.92%        N/A        N/A
   Since Inception       3.16%     -1.75%     17.31%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 11/11/02.

(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The Blended Index is comprised of 35% S&P Utility Index and 65% for the S&P Telecommunication Services Index, on a market capitalization weighted basis.

(3)The S&P Utility Index is presently comprised of 40 stocks from the electric and natural gas industries.

(4)The S&P Telecommunications Service Index (formerly, the S&P Communications Service Index) is comprised of the companies listed in the telecommunications sectors of the S&P 400, 500, and 600. Created in July of 1996, the S&P Telecommunications Service Index includes cellular and wireless service providers including pagers, long distance providers and the telephone group companies (local service providers).

              The Telecom Utility Portfolio -- Class 1 returned 14.11% for the annual period ended January 31, 2005, compared to a 6.23% return by the S&P 500(R) Index and the 12.83% return by the blended index of 65% S&P Telecommunication Services Index and 35% S&P Utility Index.

              The utility sector was one of the best performing sectors of the market, posting a return of 24.2% for the 12-month period ending January 31, 2005. The telecommunications sector posted a return of 6.8%, outperforming the broad S&P 500(R) Index, but trailing utilities. The Portfolio's sector weightings were strong contributors to the overall outperformance relative to the blended index. The Portfolio's overweight position in the utility sector and its corresponding underweight in the telecommunication services sector were both additive to performance. The Portfolio's focus on utilities and telecommunication services companies also benefited performance relative to the S&P 500(R) Index.

              Security selection in the telecommunications services sector benefited performance including holdings in Telecom Italia SPA and BCE Inc. The five largest contributors to relative performance included Exelon Corp., Sprint Corp., DPL Inc., PPL Corp. and a FPL Group Inc. convertible. Unfavorable security selection in the utility sector negatively influenced relative performance, including holdings in Duquesne Light Holdings, Inc. and a Public Services Enterprise Group convertible. The five largest detractors to relative performance included BellSouth Corp., a PPL Corp. convertible, SBC Communications, Great Plains Energy, Inc. and Northeast Utilities.




              The graph represents past performance, which is not indicative of future results.

---------------------
    296

              U.S. BANCORP ASSET MANAGEMENT, INC.

              Equity Income Portfolio -- Class 1

[Equity Income Portfolio Graph]

                                                              EQUITY INCOME PORTFOLIO -- CLASS
                                                                             1                           S&P 500 INDEX(1)
                                                              --------------------------------           ----------------
12/14/1998                                                                 10000                              10000
                                                                           10500                              10777
1/31/1999                                                                  10570                              11227
                                                                           10410                              10879
                                                                           10791                              11314
                                                                           11342                              11752
                                                                           11072                              11475
                                                                           11292                              12111
                                                                           11042                              11734
                                                                           10740                              11675
                                                                           10422                              11356
                                                                           11049                              12074
                                                                           10977                              12320
                                                                           10936                              13045
1/31/2000                                                                  10707                              12390
                                                                            9934                              12155
                                                                           10665                              13344
                                                                           10748                              12943
                                                                           11156                              12677
                                                                           10842                              12990
                                                                           10863                              12787
                                                                           11375                              13581
                                                                           11532                              12864
                                                                           11938                              12810
                                                                           11656                              11800
                                                                           12273                              11857
1/31/2001                                                                  12252                              12278
                                                                           11938                              11159
                                                                           11635                              10452
                                                                           12043                              11264
                                                                           12336                              11339
                                                                           12022                              11063
                                                                           12012                              10954
                                                                           11614                              10269
                                                                           11091                               9439
                                                                           11063                               9620
                                                                           11564                              10357
                                                                           11756                              10448
1/31/2002                                                                  11585                              10296
                                                                           11745                              10097
                                                                           12128                              10477
                                                                           11660                               9842
                                                                           11628                               9769
                                                                           10829                               9073
                                                                           10137                               8366
                                                                           10244                               8421
                                                                            9036                               7506
                                                                            9634                               8166
                                                                           10211                               8647
                                                                            9776                               8139
1/31/2003                                                                   9493                               7926
                                                                            9275                               7807
                                                                            9330                               7883
                                                                           10113                               8532
                                                                           10701                               8981
                                                                           10875                               9096
                                                                           11071                               9256
                                                                           11191                               9436
                                                                           11148                               9336
                                                                           11632                               9864
                                                                           11677                               9951
                                                                           12329                              10472
1/31/2004                                                                  12484                              10665
                                                                           12628                              10813
                                                                           12495                              10650
                                                                           12252                              10483
                                                                           12362                              10626
                                                                           12639                              10833
                                                                           12296                              10474
                                                                           12451                              10517
                                                                           12473                              10631
                                                                           12597                              10793
                                                                           13034                              11230
                                                                           13404                              11612
1/31/2005                                                                  13090                              11329

-----------------------------------------------------
               EQUITY INCOME PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
-----------------------------------------------------
                                         CLASS 1*
   1-year                                  4.95%
   5-year                                  4.10%
   Since Inception                         4.49%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              For the twelve-month period ended January 31, 2005, the Equity Income Portfolio -- Class 1 returned 4.95%, trailing a 6.23% return for the S&P 500(R) benchmark.

              Detractors from performance included poor security selection in the industrials sector, where the Portfolio was underweight in General Electric and Tyco, two of the strongest stocks in the sector. Also hindering results was security selection in the health care sector, including poor performance from Merck. Stock selection was also a negative in the utilities sector.

              Contributors to performance included favorable security selection in the consumer discretionary sector, with robust performance from Target, McDonalds and Starwood Hotel. Strong stock selection in financials also aided results, with standout performance from Southtrust, Alliance Capital, and Apartment Investment & Management. The Portfolio's overweight position in the materials sector contributed positively, with beneficial contributions from Compass Minerals and Praxair.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              U.S. BANCORP ASSET MANAGEMENT, INC.

              Equity Index Portfolio -- Class 1

[Equity Index Portfolio Graph]

                                                             EQUITY INDEX PORTFOLIO -- CLASS 1           S&P 500 INDEX(1)
                                                             ---------------------------------           ----------------
12/14/1998                                                                 10000                              10000
                                                                           10760                              10777
1/31/1999                                                                  11181                              11227
                                                                           10850                              10879
                                                                           11231                              11314
                                                                           11673                              11752
                                                                           11432                              11475
                                                                           11853                              12111
                                                                           11392                              11734
                                                                           11313                              11675
                                                                           11002                              11356
                                                                           11694                              12074
                                                                           11915                              12320
                                                                           12605                              13045
1/31/2000                                                                  11970                              12390
                                                                           11728                              12155
                                                                           12867                              13344
                                                                           12474                              12943
                                                                           12212                              12677
                                                                           12504                              12990
                                                                           12312                              12787
                                                                           13068                              13581
                                                                           12373                              12864
                                                                           12320                              12810
                                                                           11351                              11800
                                                                           11412                              11857
1/31/2001                                                                  11816                              12278
                                                                           10735                              11159
                                                                           10048                              10452
                                                                           10826                              11264
                                                                           10897                              11339
                                                                           10624                              11063
                                                                           10513                              10954
                                                                            9856                              10269
                                                                            9059                               9439
                                                                            9221                               9620
                                                                            9930                              10357
                                                                           10012                              10448
1/31/2002                                                                   9858                              10296
                                                                            9663                              10097
                                                                           10022                              10477
                                                                            9406                               9842
                                                                            9334                               9769
                                                                            8665                               9073
                                                                            7997                               8366
                                                                            8049                               8421
                                                                            7175                               7506
                                                                            7799                               8166
                                                                            8277                               8647
                                                                            7768                               8139
1/31/2003                                                                   7560                               7926
                                                                            7445                               7807
                                                                            7518                               7883
                                                                            8132                               8532
                                                                            8548                               8981
                                                                            8652                               9096
                                                                            8797                               9256
                                                                            8974                               9436
                                                                            8870                               9336
                                                                            9360                               9864
                                                                            9444                               9951
                                                                            9928                              10472
1/31/2004                                                                  10106                              10665
                                                                           10243                              10813
                                                                           10085                              10650
                                                                            9917                              10483
                                                                           10054                              10626
                                                                           10243                              10833
                                                                            9896                              10474
                                                                            9928                              10517
                                                                           10033                              10631
                                                                           10188                              10793
                                                                           10592                              11230
                                                                           10953                              11612
1/31/2005                                                                  10677                              11329

-----------------------------------------------------
               EQUITY INDEX PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
-----------------------------------------------------
                                         CLASS 1*
   1-year                                  5.65%
   5-year                                 -2.26%
   Since Inception                         1.07%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

              The Equity Index Portfolio -- Class 1 returned 5.65% for the twelve-month period ended January 31, 2005, versus a 6.23% return of for the S&P 500(R) Index.

              As an indexed strategy, the Portfolio maintained nearly full exposure to the stock market during the reporting period, so equity market conditions did not have a significant effect on performance relative to the benchmark index. Despite the low level of cash in the Portfolio, the cash position detracted slightly from results, as the S&P 500 outperformed cash equivalents during the period.

              The Portfolio's sector allocations were very closely aligned to the S&P 500 weights. The slight underweights in energy, industrials and utilities all detracted from relative results during the period. Offsetting this, slight underweights to information technology and health care, the two weakest performing sectors, contributed a corresponding amount to results.

              Security selection versus the index did not vary much, and therefore had a negligible impact on portfolio results. In line with the S&P 500 Index, the top five contributors during the period included positions in Exxon Mobil, Johnson & Johnson, General Electric, Bank of America, and ChevronTexaco. Examples of portfolio holdings that were negative influences on performance were Pfizer, Intel, Cisco, Merck, and Coca Cola.




              The graph represents past performance, which is not indicative of future results.

---------------------
    298

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Growth-Income Portfolio -- Class 1

[Growth-Income Portfolio Graph]

                                                              GROWTH-INCOME PORTFOLIO - CLASS
                                                                             1                           S&P 500 INDEX(1)
                                                              -------------------------------            ----------------
1/31/1995                                                                  10000                              10000
11/30/1995                                                                 12939                              13157
11/30/1996                                                                 16485                              16824
11/30/1997                                                                 21449                              21620
11/30/1998                                                                 26364                              26737
1/31/1999                                                                  30087                              29459
1/31/2000                                                                  35615                              32508
1/31/2001                                                                  35036                              32215
1/31/2002                                                                  28041                              27014
1/31/2003                                                                  21981                              20797
1/31/2004                                                                  29243                              27982
1/31/2005                                                                  30779                              29725

---------------------------------------------------------
                 GROWTH-INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                5.25%      5.12%      4.99%
   5-year               -2.88%        N/A        N/A
   10-year              11.90%        N/A        N/A
   Since Inception         N/A      0.11%     15.10%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Growth-Income Portfolio -- Class 1 returned 5.25% for the twelve-month reporting period ended January 31, 2005, compared to the 6.23% return by the S&P 500(R) Index.

              Over the 12-month period, sector selection detracted from the Portfolio's total relative returns. While individual holdings within the technology group performed well relative to the benchmark, being overweight, this underperforming sector as a whole detracted from results. The Portfolio's underweight to the energy and utilities sectors, which performed well over the period, also negatively impacted relative performance.

              Security selection positively contributed to relative returns. For the period, security selection within the technology, consumer staples, and health care sectors was strong and benefited the Portfolio; specifically, Avon, UnitedHealth, WellPoint and Dell. The Portfolio also benefited from the rise in the domestic equity market, which reacted positively to many factors including falling oil prices. In addition, corporate fundamentals remained quite strong as record levels of net cash flow provided U.S. companies with financial flexibility.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

              Federated American Leaders Portfolio -- Class 1

[Federated American Leaders Portfolio Graph]

                                                FEDERATED VALUE PORTFOLIO                                  S&P 500 BARRA/VALUE
                                                       -- CLASS 1               S&P 500 INDEX(1)                INDEX(2)
                                                -------------------------       ----------------           -------------------
6/3/1996                                                  10000                       10000                       10000
11/30/1996                                                11080                       11439                       11364
11/30/1997                                                13933                       14701                       14209
11/30/1998                                                16472                       18180                       16091
1/31/1999                                                 17046                       20030                       16991
1/31/2000                                                 17075                       22104                       18175
8/31/2000                                                 18485                       24229                       19598
1/31/2001                                                 18888                       21905                       20751
1/31/2002                                                 17477                       18368                       17102
1/31/2003                                                 13839                       14141                       13536
1/31/2004                                                 18441                       19026                       18665
1/31/2005                                                 19736                       20211                       20706

---------------------------------------------------------
          FEDERATED AMERICAN LEADERS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                6.95%      6.83%      6.75%
   5-year                2.94%        N/A        N/A
   Since Inception       8.16%      2.13%     18.29%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

(2)The S&P 500 Barra/Value Index is designed to differentiate between fast growing companies and slower growing or undervalued companies. Standard & Poor's and Barra cooperate to employ a price to book value calculation, whereby the market capitalization of an index (S&P 500, S&P Mid Cap 400 and S&P Small Cap
600) is divided equally between growth and value. The growth and value definition are only available on the U.S. indices. The indices are rebalanced twice per year.

              For the twelve-month period ended January 31, 2005, the Federated American Leaders Portfolio -- Class 1 returned 6.95%, versus the 10.93% return of the S&P/Barra Value Index. The S&P 500(R) Index returned 6.23% during the same period.

              Market conditions negatively influenced Portfolio performance relative to the S&P/Barra Value Index during the reporting period as small- and mid-cap stocks continued their dominance over larger-cap stocks. An overweight position in the largest capitalization quintile relative to the benchmark and an underweight position in the second and third largest market capitalization quintiles negatively influenced relative performance.

              Positive sector selection influences on relative performance included an underweight position in financials and overweight positions in industrials and materials. Negative sector selection influences on performance included an overweight position in information technology and underweight positions in the utilities and consumer discretionary sectors. Security selection within the information technology sector was additive to relative performance, especially holdings of Storage Technology, Microsoft Corp. and Lexmark International. The five largest net contributors to overall relative performance included Tyco International, Altria Group, Halliburton Co., BP PLC, and Masco Corp.

              Negative security selection influences on relative performance included unfavorable security selection in three separate sectors. First in health care, Pfizer Inc. underperformed and the Portfolio did not own Aetna or Wellpoint that were both up for the period. Second, in industrials, Union Pacific and H&R Block underperformed and the Portfolio did not own Fedex Corp. that was up for the period. Lastly, in materials, Alcoa Inc. was down and the Portfolio did not own Monsanto or Nucor that outperformed for the period. The five largest net detractors from overall relative performance included an underweight position in Exxon Mobil Corp., not owning Apple Computer, TXU Corp., or Target Corp., and an underweight position in Citigroup.



              The graph represents past performance, which is not indicative of future results.

---------------------
    300

              DAVIS SELECTED ADVISERS, L.P.

              Davis Venture Value Portfolio -- Class 1

[Davis Venture Value Portfolio Graph]

                                                              DAVIS VENTURE VALUE PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                                          --------------------           ----------------
1/31/1995                                                                  10000                              10000
1/31/1996                                                                  13753                              13866
1/31/1997                                                                  17760                              17520
1/31/1998                                                                  22075                              22234
1/31/1999                                                                  25788                              29459
1/31/2000                                                                  29250                              32508
1/31/2001                                                                  32970                              32215
1/31/2002                                                                  27836                              27014
1/31/2003                                                                  23441                              20797
1/31/2004                                                                  32572                              27982
1/31/2005                                                                  35941                              29725

---------------------------------------------------------
              DAVIS VENTURE VALUE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               10.35%     10.18%     10.06%
   5-year                4.21%        N/A        N/A
   10-year              13.65%        N/A        N/A
   Since Inception         N/A      5.61%     21.91%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Davis Venture Value Portfolio -- Class 1 posted a return of 10.35% for the twelve-month reporting period ended January 31, 2005. The S&P 500(R) Index returned 6.23% for the same period.

              The Portfolio's largest holdings were in financial companies, which on average lagged the S&P 500 Index by a small margin. Important contributors to performance included Golden West Financial, Loews and HSBC Holdings. Important detractors from performance included Fifth Third Bancorp, Marsh & McLennan (down since being purchased in June), Transatlantic Holdings, and State Street.

              The Portfolio's energy, consumer staples, and industrial companies made important contributions to performance. The energy companies making the strongest contributions were ConocoPhillips and Devon Energy. The consumer staples companies making the strongest contributions were Altria Group and Costco Wholesale. Tyco International, an industrial company, was the single company contributing the most to Portfolio performance.

              The Portfolio's health care and information technology holdings detracted from performance. The health care companies detracting the most from performance were Pfizer, before being sold in December, and Eli Lilly. The information technology companies detracting the most from performance were Agere Systems before being sold in November, and Iron Mountain, down since being purchased in September.

              The Portfolio's portfolio managers have identified a number of investment opportunities in foreign companies. During the year the Portfolio had approximately 12% invested in foreign companies. Overall, foreign companies made a positive contribution to Portfolio performance. HSBC Holdings, mentioned above, Lagardere, and Lloyds were among the foreign companies making significant contributions to the Portfolio's performance. Rentokil, Nokia, and WPP Group detracted from performance.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              "DOGS" OF WALL STREET PORTFOLIO -- CLASS 1

["DOGS" OF WALL STREET PORTFOLIO GRAPH]

                                                              "DOGS" OF WALL STREET PORTFOLIO --
                                                                          CLASS 1                        S&P 500 INDEX(1)
                                                              ----------------------------------         ----------------
4/1/1998                                                                   10000                              10000
11/30/1998                                                                  9810                              10671
1/31/1999                                                                   9600                              11757
1/31/2000                                                                   8638                              12974
1/31/2001                                                                   9679                              12857
1/31/2002                                                                  10293                              10781
1/31/2003                                                                   8948                               8300
1/31/2004                                                                  11566                              11167
1/31/2005                                                                  12222                              11863

---------------------------------------------------------
             "DOGS" OF WALL STREET PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                5.67%      5.54%      5.34%
   5-year                7.19%        N/A        N/A
   Since Inception       2.98%      6.18%     14.48%
---------------------------------------------------------

*Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The "Dogs" of Wall Street Portfolio -- Class 1 returned 5.67% for the twelve-month period ended January 31, 2005, compared to the 6.23% return of the S&P 500(R) Index.

              For the majority of the annual period, U.S. equity prices traded in a tight range. The economy experienced a "soft patch" in the summer, exemplified by slower-than-expected GDP growth, rising energy prices and declining consumer confidence. Despite the fragile nature of the recovery, the Federal Reserve held firm to its commitment to increase interest rates at a "measured" pace and increased the monetary target five times during the course of the year.

              Stock selections for the Portfolio are based on quantitative methods performed once a year. With respect to stock selection by sector, the Portfolio benefited relative to its benchmark by having no exposure to the information technology group, the worst performing sector in the S&P 500 Index. Overweight positions in the consumer staples and materials sectors also enhanced returns, as did positions in the consumer discretionary category. On the other hand, an energy underweight and a health care overweight had a negative impact on performance, as did disappointing stock selection in the industrials, financial, and health care groups.

              Stock performance leaders for the annual period included Genuine Parts Co., Sherwin-Williams Co., Becton Dickinson & Co., McCormick & Company, Inc. and Exxon Mobil Corp. Stock performance laggards included Merck & Co., Inc., Pfizer, Inc., General Motors Corp., Bristol-Myers Squibb Co., and Verizon Communications, Inc.




              The graph represents past performance, which is not indicative of future results.

---------------------
    302

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Alliance Growth Portfolio -- Class 1

[Alliance Growth Portfolio Graph]

                                                                ALLIANCE GROWTH PORTFOLIO -
                                                                          CLASS 1                  RUSSELL 1000 GROWTH INDEX(1)
                                                                ---------------------------        ----------------------------
1/31/1995                                                                  10000                              10000
1/31/1996                                                                  14456                              13879
1/31/1997                                                                  19474                              17695
1/31/1998                                                                  24913                              22222
1/31/1999                                                                  40178                              31686
1/31/2000                                                                  45840                              37984
1/31/2001                                                                  41176                              33052
1/31/2002                                                                  31684                              24167
1/31/2003                                                                  22154                              17312
1/31/2004                                                                  29281                              23490
1/31/2005                                                                  29757                              23654

---------------------------------------------------------
                ALLIANCE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                1.68%      1.54%      1.40%
   5-year               -8.28%        N/A        N/A
   10 year              11.52%        N/A        N/A
   Since Inception         N/A     -3.17%     10.93%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              For the twelve-month reporting period ended January 31, 2005, the Alliance Growth Portfolio -- Class 1 returned 1.68%, versus a 0.70% return by the Russell 1000(R) Growth Index.

              The Portfolio's outperformance relative to its benchmark was driven by security selection, especially within technology. Technology and related segments are a key focus in the Portfolio. Most of the contribution to the Portfolio's positive relative return came from holdings in this area, including Yahoo, Marvell Technology, Apple Computer, Electronic Arts, Dell and eBay. While holdings within technology performed well, being overweight this sector as a whole went unrewarded. The largest detractor to relative return over the period was, in fact, the Portfolio's overweight of the technology sector. In addition, the underweight of consumer staples was a drag on relative returns.

              The last five calendar years ending December 31, 2004 have seen the largest and longest sustained style bias in the 25-year history of the Russell Indices -- the Russell 1000(R) Value Index has posted a cumulative return of 29.3%, while the Russell 1000(R) Growth Index has lost 38.6%. This has resulted in an opportunity for the Portfolio to buy into strong growth companies at very low valuations.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              GOLDMAN SACHS ASSET MANAGEMENT, L.P.

              Goldman Sachs Research Portfolio -- Class 1

[Goldman Sachs Research Portfolio - Class 1 Graph]

                                                                   GOLDMAN SACHS RESEARCH
                                                                    PORTFOLIO -- CLASS 1                S&P 500 INDEX (1)
                                                                   ----------------------               -----------------
7/5/2000                                                                   10000                              10000
                                                                           10200                               9898
                                                                           11270                              10513
                                                                           10850                               9958
                                                                           10720                               9916
                                                                            9210                               9134
                                                                            9797                               9179
1/31/2001                                                                   9958                               9505
                                                                            9024                               8638
                                                                            8342                               8091
                                                                            8964                               8719
                                                                            8763                               8778
                                                                            8412                               8564
                                                                            8141                               8480
                                                                            7438                               7949
                                                                            6465                               7307
                                                                            6615                               7447
                                                                            7398                               8018
                                                                            7328                               8088
1/31/2002                                                                   6816                               7970
                                                                            6515                               7816
                                                                            6876                               8110
                                                                            6324                               7619
                                                                            6184                               7562
                                                                            5621                               7024
                                                                            5130                               6476
                                                                            5270                               6519
                                                                            4838                               5810
                                                                            5250                               6322
                                                                            5591                               6694
                                                                            5270                               6301
1/31/2003                                                                   5140                               6136
                                                                            4999                               6044
                                                                            5079                               6102
                                                                            5491                               6605
                                                                            5782                               6952
                                                                            5872                               7041
                                                                            5872                               7165
                                                                            6023                               7305
                                                                            5973                               7227
                                                                            6244                               7636
                                                                            6284                               7703
                                                                            6605                               8107
1/31/2004                                                                   6665                               8255
                                                                            6816                               8370
                                                                            6856                               8244
                                                                            6796                               8115
                                                                            6816                               8226
                                                                            6977                               8386
                                                                            6716                               8108
                                                                            6756                               8141
                                                                            6806                               8229
                                                                            6896                               8355
                                                                            7147                               8693
                                                                            7458                               8989
1/31/2005                                                                   7348                               8770

---------------------------------------------------------
            GOLDMAN SACHS RESEARCH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               10.24%     10.14%      9.98%
   Since Inception      -6.51%     -2.98%     18.37%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Goldman Sachs Research Portfolio -- Class 1 returned 10.24% for the annual period ended January 31, 2005, versus a 6.23% return by the S&P 500(R) Index.

              Stocks that contributed to Portfolio's performance in the technology sector included Activision, Inc., QUALCOMM, Inc., Dell, Inc., and Electronic Arts, Inc. Within the consumer staples sector, Avon Products, Inc., PepsiCo, Inc., Altria Group, Inc., and General Mills, Inc. positively contributed to performance. The Portfolio was also aided by the strong performance of several health care businesses, most notably Caremark Rx, Inc., Baxter International, Inc., and Guidant Corp., the latter of which was sold towards the end of 2004.

              Conversely, an overweight in the media sector was a drag on relative performance. Univision Communications, Inc. and Viacom, Inc., in particular, were weak during the period.




              The graph represents past performance, which is not indicative of future results.

---------------------
    304

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Massachusetts Investors Trust Portfolio -- Class 1

[MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO GRAPH]

                                                                MFS MASSACHUSETTS INVESTORS
                                                                 TRUST PORTFOLIO -- CLASS 1              S&P 500 INDEX(1)
                                                                ---------------------------              ----------------
1/31/1995                                                                  10000                               10000
11/30/1995                                                                 13057                             13156.7
11/30/1996                                                                 15460                             16823.5
11/30/1997                                                                 18518                             21620.3
11/30/1998                                                                 21817                             26736.8
1/31/1999                                                                  24102                             29458.5
1/31/2000                                                                  24530                             32508.3
1/31/2001                                                                  25440                             32215.5
1/31/2002                                                                  21078                             27014.2
1/31/2003                                                                  16466                             20797.2
1/31/2004                                                                  21033                             27981.9
1/31/2005                                                                  22956                             29724.9

---------------------------------------------------------
       MFS MASSACHUSETTS INVESTOR TRUST PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                9.14%      8.90%      8.82%
   5-year               -1.32%        N/A        N/A
   10-year               8.67%        N/A        N/A
   Since Inception         N/A      0.60%     15.88%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              For the twelve-month reporting period ended January 31, 2005, the MFS Massachusetts Investors Trust Portfolio -- Class 1 posted a return of 9.14%, compared to a 6.23% return by the S&P 500(R) Index.

              Health care and basic materials were the Portfolio's strongest-performing sectors for the reporting period, relative to the S&P 500(R) Index. Stock selection in health care was a primary driver of the Portfolio's relative outperformance. The decision to eliminate Pfizer early in the period and to avoid Merck were the largest contributors to strong performance in that sector. Stock selection also aided results in the basic materials sector, where agricultural chemical firm Monsanto delivered good performance. Holdings in other sectors that contributed to relative results included Apple Computer and energy firm BP PLC.

              Relative to its benchmark, leisure and consumer staples were the Portfolio's weakest-performing sectors over the 12-month period. Stock selection and a relative overweight position in the leisure sector detracted from results. Stock selection hurt performance in the consumer staples sector, where the Portfolio's primary detractor from performance was food and tobacco giant Altria Group, formerly known as Philip Morris. Altria was sold during the period. While the technology sector was not a detractor from performance, several technology holdings including computer-networking company Cisco Systems, semiconductor firm Analog Devices and telecommunications hardware firm Nortel Networks negatively affected the Portfolio's relative performance. By period-end Nortel was sold out of the Portfolio. Selling the ExxonMobil position early in 2004 also hurt relative results as the stock performed well during the period.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Putnam Growth: Voyager Portfolio -- Class 1

[PUTNAM GROWTH: VOYAGER PORTFOLIO GRAPH]

                                                                   PUTNAM GROWTH: VOYAGER
                                                                    PORTFOLIO -- CLASS 1           RUSSELL 1000 GROWTH INDEX(1)
                                                                   ----------------------          ----------------------------
1/31/1995                                                                  10000                              10000
11/30/1995                                                                 12975                              13354
11/30/1996                                                                 15560                              16866
11/30/1997                                                                 19608                              21338
11/30/1998                                                                 24032                              27453
1/31/1999                                                                  27980                              31686
1/31/2000                                                                  32599                              37984
1/31/2001                                                                  28139                              33052
1/31/2002                                                                  20905                              24167
1/31/2003                                                                  15518                              17312
1/31/2004                                                                  20097                              23490
1/31/2005                                                                  19941                              23654

---------------------------------------------------------
            PUTNAM GROWTH: VOYAGER PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               -0.78%     -0.91%     -1.13%
   5-year               -9.36%        N/A        N/A
   10-year               7.15%        N/A        N/A
   Since Inception         N/A     -4.64%     11.62%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Russell 1000(R) Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

              The Putnam Growth: Voyager Portfolio -- Class 1 returned -0.78% for the annual period ended January 31, 2005, versus a 0.70% return by the Russell 1000(R) Growth Index.

              The Portfolio's relative underperformance was primarily due to unfavorable stock selection in the consumer staples and capital goods sectors. An average overweight position in the weak performing schools & education area had an adverse impact on the consumer staples sector. Shares of Career Education Corp. fell when shareholders filed lawsuits and the SEC announced a formal investigation into the allegations made in those lawsuits. The position was sold, with the subadviser preferring to await the outcome of those investigations on the sidelines. In the capital goods sector, overweighting Boeing Co. in the aerospace & defense industry hindered relative performance. The aerospace & defense industry was battered by the Pentagon's announcement of $30 billion in defense budget cuts caused by the rising costs of war in Iraq.

              Stock selection in the health care sector had the largest positive impact on Portfolio results. The Portfolio benefited from overweighting UnitedHealth Group, Inc. as well as avoiding Eli Lilly and Co., and underweighting Merck & Co., Inc. in pharmaceuticals. UnitedHealth Group, Inc. shares soared, along with the entire managed-care area, when Bush was re-elected in November. The company surpassed expectations and raised guidance every quarter this year, as favorable pricing trends continue to outstrip medical cost increases. Underweighting Merck & Co., Inc. proved beneficial, as this company was one of several beset by problems involving specific drugs.




              The graph represents past performance, which is not indicative of future results.

---------------------
    306

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Blue Chip Growth Portfolio -- Class 1

[Blue Chip Growth Portfolio Graph]

                                                               BLUE CHIP GROWTH PORTFOLIO --
                                                                          CLASS 1                       S&P 500 INDEX (1)
                                                                          ------------------            -----------------
7/5/2000                                                                   10000                              10000
1/31/2001                                                                   8818                               9505
1/31/2002                                                                   6646                               7970
1/31/2003                                                                   4795                               6136
1/31/2004                                                                   6235                               8255
1/31/2005                                                                   6276                               8770

---------------------------------------------------------
               BLUE CHIP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                0.65%      0.52%      0.32%
   Since Inception      -9.68%     -4.43%     11.88%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Blue Chip Growth Portfolio -- Class 1 posted a return of 0.65% for the twelve-month reporting period ended January 31, 2005, compared to a 6.23% return by the S&P 500(R) Index.

              Over the course of the annual period, market conditions played a role in the Portfolio's performance. After rising strongly in 2003, the equity market entered a period of consolidation in early 2004, during which it traded within a narrow range through October. Factors such as escalating energy costs, rising interest rates, geopolitical concerns, and the upcoming Presidential election contributed to investor sentiment. The U.S. equity markets rebounded in the calendar fourth quarter of 2004, with small- and mid-cap stocks outperforming large cap stocks. The last month of the fiscal year, however, saw a general decline in equity prices.

              Both stock selection and sector allocation detracted from overall results for the reporting period. An overweight in the financial sector and an underweight in the consumer discretionary categories negatively impacted results, as did disappointing stock selection in the information technology and consumer discretionary groups. On the other hand, an overweight in the energy and industrial sectors assisted the Portfolio's performance. An underweight in the health care sector also proved beneficial.

              Individual stock selection brought a mix of gains and losses to the portfolio. Among the stocks which detracted the most from Portfolio performance included Pfizer, Inc., Cisco Systems, Inc., Intel Corp., Texas Instruments, Inc. and Agilent Technologies, Inc. The list of top-performers included eBay, Inc., Aetna, Inc., General Electric Co., QUALCOMM, Inc. and Johnson & Johnson.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              DAVIS SELECTED ADVISERS, L.P.

              Real Estate Portfolio -- Class 1

[REAL ESTATE PORTFOLIO GRAPH]

                                                              REAL ESTATE PORTFOLIO -- CLASS 1    MORGAN STANLEY REIT INDEX (1)
                                                              --------------------------------    -----------------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 11530                              11589
11/30/1998                                                                 10027                              10027
1/31/1999                                                                   9753                               9584
1/31/2000                                                                   8969                               9459
1/31/2001                                                                  11337                              11972
1/31/2002                                                                  12144                              13450
1/31/2003                                                                  12559                              13940
1/31/2004                                                                  18464                              19062
1/31/2005                                                                  22079                              22907

---------------------------------------------------------
                  REAL ESTATE PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               19.58%     19.42%     19.30%
   5-year               19.74%        N/A        N/A
   Since Inception      10.88%     18.36%     26.69%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Real Estate Investment Trust (REIT) Index is a capitalization-weighted index with dividends reinvested of mostly actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

              For the twelve-month reporting period ended January 31, 2005, the Real Estate Portfolio -- Class 1 returned 19.58%, compared to a 15.13% by the Morgan Stanley REIT Index.

              The Portfolio's largest holdings were in office property REITs. On average, the Portfolio's office property REITs trailed the Index, however, SL Green Realty Corp. was an important contributor to performance. The Portfolio's shopping center REITs and apartment REITs made important contributions to performance. Among those shopping center REITs contributing to performance included, Developers Diversified Realty Corp. and Chelsea Property Group, Inc. Apartment REITs contributing to performance included Avalonbay Communities, Inc. and United Dominion Realty Trust, Inc. Home Properties of New York, Inc., down before being sold in May 2004, and Equity Residential down before being sold in April 2004, were two apartment REITs that detracted from Portfolio performance.

              Individual companies making important contributions to Portfolio performance included WCI Communities, Inc., a residential company, Rouse Co., a mall REIT, up strongly before being acquired by General Growth Properties, Inc., Vornado Realty Trust, a diversified REIT and Prologis, an industrial REIT. Individual companies detracting from performance included CBL & Associates, a regional mall REIT, down before being sold in May 2004, Equity Office Properties Trust, an office property REIT, down before being sold in April 2004, and Affordable Residential Communities, Inc., a manufactured homes REIT, down for the period it was held in the portfolio.




              The graph represents past performance, which is not indicative of future results.

---------------------
    308

              FRANKLIN ADVISORY SERVICES, LLC
              (Franklin Advisory Services, LLC began managing the Small Company Value Portfolio on August 28, 2002)

              Small Company Value Portfolio -- Class 1

[Small Company Value Portfolio Graph]

                                                               SMALL COMPANY VALUE PORTFOLIO
                                                                         -- CLASS 1                RUSSELL 2000 VALUE INDEX (1)
                                                               -----------------------------       ----------------------------
12/14/1998                                                                 10000                              10000
1/31/1999                                                                  10049                              10337
1/31/2000                                                                  10589                              10147
1/31/2001                                                                  12811                              13152
1/31/2002                                                                  13617                              14787
1/31/2003                                                                  11637                              12562
1/31/2004                                                                  16441                              19528
1/31/2005                                                                  20216                              22182

-----------------------------------------------------
            SMALL COMPANY VALUE PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
-----------------------------------------------------
                                         CLASS 1*
   1-year                                 22.96%
   5-year                                 13.81%
   Since Inception                        12.17%
-----------------------------------------------------

*Inception date for Class 1: 12/14/98.
(1)The Russell 2000(R) Value Index measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

              The Small Company Value Portfolio -- Class 1 returned 22.96% for the twelve-month reporting period ended January 31, 2005, compared to the Russell 2000(R) Value Index return of 13.59%.

              During the 12 months under review, the Portfolio's performance benefited from a variety of sectors. The industrials group was the top contributor, mainly due to three marine transportation stocks:
              OMI Corp, Teekay Shipping Corp. and Overseas Shipholding Group Inc. These stocks performed strongly for the year, as rates for oil tankers rose, mainly due to higher oil demand in China and other countries. The single largest contributor to the Portfolio's overall performance during the period was Peabody Energy Corp in the materials sector. On an absolute return basis, the best performer was retailer American Eagle Outfitters, which outperformed largely due to strong consumer sales and controlled inventory levels that led to higher margins.

              Despite the Portfolio's solid performance, several stocks declined during the reporting period, including a few holdings in the consumer discretionary sector. Footwear retailer Brown Shoe Co. Inc., children's apparel manufacturer Oshkosh B'Gosh Inc., and furniture manufacturer La-Z-Boy Inc. were among the detractors. La-Z-Boy performed poorly during the period due to lower margins as a result of higher steel and lumber prices and a very competitive and promotional marketplace. The single largest detractor to the portfolio's performance during the period was Superior Industries, whose stock fell after announcing declining net income resulting from intense global competition and several operating issues at the company's recently expanded manufacturing facilities. In addition, Superior announced a 3% cut in its projected 2005 sales from an estimated increase of 5%, due to automakers demand for lower prices for its products.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MASSACHUSETTS FINANCIAL SERVICES COMPANY

              MFS Mid-Cap Growth Portfolio -- Class 1

[MFS Mid-Cap Growth Portfolio Graph]

                                                                MFS MID-CAP GROWTH PORTFOLIO          RUSSELL MID-CAP GROWTH
                                                                          -CLASS 1                           INDEX(2)
                                                                          ------------------          ----------------------
4/1/1999                                                                   10000                              10000
                                                                           10610                              10395
                                                                           10840                              10261
                                                                           11810                              10977
                                                                           11090                              10628
                                                                           11400                              10517
                                                                           12210                              10428
                                                                           12810                              11234
                                                                           14370                              12397
                                                                           16496                              14544
1/31/2000                                                                  15826                              14541
                                                                           17652                              17598
                                                                           19002                              17616
                                                                           17825                              15906
                                                                           17957                              14747
                                                                           20381                              16311
                                                                           19204                              15279
                                                                           21396                              17583
                                                                           20300                              16723
                                                                           20353                              15579
                                                                           17398                              12193
                                                                           18080                              12835
1/31/2001                                                                  19620                              13568
                                                                           16541                              11222
                                                                           13762                               9616
                                                                           17336                              11218
                                                                           17367                              11166
                                                                           17212                              11171
                                                                           15539                              10418
                                                                           13669                               9663
                                                                           11034                               8066
                                                                           12204                               8914
                                                                           13098                               9873
                                                                           13991                              10249
1/31/2002                                                                  12766                               9916
                                                                           12051                               9354
                                                                           12893                              10068
                                                                           10953                               9535
                                                                           10327                               9250
                                                                            8451                               8229
                                                                            7621                               7430
                                                                            7634                               7404
                                                                            6893                               6816
                                                                            7430                               7344
                                                                            7864                               7919
                                                                            7391                               7440
1/31/2003                                                                   7417                               7367
                                                                            7315                               7303
                                                                            7379                               7439
                                                                            7864                               7945
                                                                            8604                               8710
                                                                            8719                               8834
                                                                            9089                               9150
                                                                            9600                               9654
                                                                            9191                               9467
                                                                            9855                              10230
                                                                           10047                              10503
                                                                           10149                              10618
1/31/2004                                                                  10647                              10969
                                                                           10851                              11152
                                                                           10838                              11131
                                                                           10557                              10817
                                                                           10800                              11072
                                                                           10979                              11248
                                                                           10021                              10503
                                                                            9817                              10374
                                                                           10136                              10761
                                                                           10608                              11126
                                                                           11055                              11701
                                                                           11578                              12261
1/31/2005                                                                  11170                              11933

---------------------------------------------------------
              MFS MID-CAP GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                4.92%      4.94%      4.70%
   5-year               -6.73%        N/A        N/A
   Since Inception       1.91%     -9.50%     21.82%
---------------------------------------------------------

*Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell Mid-Cap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

              For the twelve-month reporting period ended January 31, 2005, the MFS Mid-Cap Growth Portfolio -- Class 1 returned 4.92%. The Russell Midcap Growth Index returned 8.80% during the same period.

              For the 12-month reporting period, the Portfolio's weakest performing sectors were leisure, consumer staples and industrial goods & services, relative to the Russell Midcap Growth Index. In the leisure sector, stock selection detracted from relative results. Positions in radio station conglomerate Citadel Broadcasting and satellite broadcaster EchoStar Communications were the largest detractors in the sector. In the consumer staples area, stock selection and to a lesser extent, an underweighting in the sector, hurt relative performance. The largest detractor in consumer staples was Canadian frozen dessert purveyor CoolBrands International, whose stock fell sharply during the period and was subsequently sold out of the Portfolio. Underweighting the industrial goods and services sector held back relative returns because the sector performed strongly during the period.

              Other holdings that hurt relative performance included post-secondary education company Corinthian Colleges, semiconductor firm PMC-Sierra and Linux operating system provider Red Hat. By period-end, Corinthian Colleges and Red Hat had been sold out of the Portfolio. Avoiding Apple Computer also detracted from relative results as the stock price soared during the period.

              Utilities & communications, health care and special products & services were the Portfolio's strongest-performing sectors over the period, relative to the benchmark. In the utilities & communications sector, an overweighting and stock selection both aided relative results. The strongest performers in this sector were cellular tower operators American Tower and SpectraSite. In health care and special products & services, the Portfolio benefited from strong stock selection. Medical testing company CYTYC Corp. was the strongest relative performer in the health care sector. Stock photography and imagery provider Getty Images was the strongest contributor to relative results in the special products & services area. In addition, Portfolio performance in the technology area was aided by holdings in semiconductor firm Marvell Technology. Avoiding JDS Uniphase also helped relative results as shares in the maker of fiber-optic network hardware sank during the period.




              The graph represents past performance, which is not indicative of future results.

---------------------
    310

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Aggressive Growth Portfolio -- Class 1

[AGGRESSIVE GROWTH PORTFOLIO GRAPH]

                                                               AGGRESSIVE GROWTH PORTFOLIO -
                                                                          CLASS 1                     RUSSELL 3000 INDEX(1)
                                                               -----------------------------          ---------------------
6/3/1996                                                                   10000                              10000
11/30/1996                                                                 10360                              11187
11/30/1997                                                                 11771                              14279
11/30/1998                                                                 12321                              17000
1/31/1999                                                                  15534                              18695
1/31/2000                                                                  24951                              21003
1/31/2001                                                                  21238                              20921
1/31/2002                                                                  14504                              17687
1/31/2003                                                                  10983                              13709
1/31/2004                                                                  14589                              18802
1/31/2005                                                                  16630                              20069

---------------------------------------------------------
               AGGRESSIVE GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               14.00%     13.79%     13.57%
   5-year               -7.79%        N/A        N/A
   Since Inception       6.05%     -1.14%     18.20%
---------------------------------------------------------

*Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

(1)The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

              For the twelve-month reporting period ended January 31, 2005, the Aggressive Growth Portfolio -- Class 1 returned 14.00%, versus a 6.74% return by the Russell 3000 Index.

              The broad-based equity market rally that began in March 2003 faded in early 2004, as factors such as escalating energy costs, rising interest rates, geopolitical concerns, and the upcoming Presidential election contributed to investor sentiment. The U.S. equity markets rebounded in the calendar fourth quarter of 2004, with small- and mid-cap stocks outperforming large cap stocks. The last month of the fiscal year, however, saw a general decline in equity prices.

              Relative to the Russell 3000 Index, portfolio performance benefited considerably from strong stock selection in the information technology, health care, industrials, materials and telecommunications services sectors. An overweight in industrials also had a positive impact on Portfolio returns. Conversely, a combination of disappointing stock selection in consumer discretionary, no exposure to utilities, and an underweight in consumer staples categories detracted from performance for the reporting period.

              Individual stock selection affected the Portfolio's performance both positively and negatively. Stock performance leaders for the annual period included Rockwell Automation, Inc., Centene Corp., Cleveland-Cliffs, Inc., Yahoo!, Inc. and Marvell Technology Group, Ltd. The positions which detracted most significantly from the Portfolio's performance included Foundry Networks, Inc., Nortel Networks Corp., Millennium Pharmaceuticals, Inc., Analog Devices, Inc. and Juniper Networks, Inc.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              AIG SUNAMERICA ASSET MANAGEMENT CORP.

              Growth Opportunities Portfolio -- Class 1

[Growth Opportunities Portfolio Graph]

                                                  GROWTH OPPORTUNITIES           S&P MID CAP 400           RUSSELL 2000 GROWTH
                                                  PORTFOLIO -- CLASS 1              INDEX(1)                    INDEX(2)
                                                  --------------------           ---------------           -------------------
7/5/2000                                                  10000                       10000                       10000
                                                           9670                       10101                        9263
                                                          10950                       11229                       10237
                                                          10860                       11152                        9728
                                                          10240                       10774                        8939
                                                           8360                        9961                        7316
                                                           8870                       10723                        7763
1/31/2001                                                  8970                       10962                        8392
                                                           7383                       10336                        7242
                                                           6640                        9568                        6583
                                                           7192                       10623                        7389
                                                           7022                       10871                        7560
                                                           6640                       10827                        7766
                                                           6148                       10665                        7104
                                                           5655                       10317                        6660
                                                           5002                        9033                        5586
                                                           5355                        9433                        6123
                                                           5877                       10134                        6634
                                                           5927                       10658                        7047
1/31/2002                                                  5877                       10603                        6796
                                                           5254                       10616                        6356
                                                           5787                       11375                        6909
                                                           5305                       11321                        6759
                                                           4953                       11130                        6364
                                                           4340                       10316                        5825
                                                           3667                        9317                        4929
                                                           3516                        9363                        4927
                                                           3335                        8609                        4571
                                                           3627                        8982                        4802
                                                           3908                        9502                        5278
                                                           3567                        9111                        4914
1/31/2003                                                  3516                        8845                        4781
                                                           3567                        8634                        4653
                                                           3647                        8707                        4724
                                                           3878                        9339                        5171
                                                           4260                       10112                        5754
                                                           4230                       10241                        5865
                                                           4320                       10605                        6308
                                                           4561                       11085                        6647
                                                           4471                       10915                        6478
                                                           4692                       11741                        7038
                                                           4772                       12149                        7268
                                                           4812                       12354                        7300
1/31/2004                                                  4973                       12622                        7684
                                                           4993                       12925                        7672
                                                           4963                       12980                        7708
                                                           4742                       12554                        7321
                                                           4772                       12815                        7466
                                                           4873                       13107                        7715
                                                           4541                       12495                        7022
                                                           4380                       12462                        6871
                                                           4571                       12831                        7251
                                                           4631                       13036                        7427
                                                           4973                       13812                        8055
                                                           5114                       14391                        8345
1/31/2005                                                  5013                       14023                        7969

---------------------------------------------------------
             GROWTH OPPORTUNITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                0.81%      0.61%      0.61%
   Since Inception     -14.01%     -6.56%     18.46%
---------------------------------------------------------

*Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P Mid Cap 400(R) Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index.

(2)The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

              The Growth Opportunities Portfolio -- Class 1 returned 0.81% for the twelve-month reporting period ended January 31, 2005. During the same period, the S&P Mid Cap 400 Index returned 11.10%. The benchmark was changed during the year to the Russell 2000 Growth Index, which returned 3.71% for the reporting period.

              The broad-based equity market rally that began in March 2003 faded in early 2004, as factors such as escalating energy costs, rising interest rates, geopolitical concerns, and the upcoming Presidential election contributed to investor sentiment. The U.S. equity markets rebounded in the calendar fourth quarter of 2004, with small- and mid-cap stocks outperforming large-cap stocks. The last month of the fiscal year, however, saw a general decline in equity prices.

              A key factor affecting the Portfolio's performance versus that of its benchmark was the change in strategy from investing primarily in mid-cap stocks to a small-cap growth orientation. The Russell Midcap Growth Index outperformed the Russell 2000 Growth Index of small-cap stocks by over 5% for the 12-month period. The Portfolio's median market capitalization was previously valued at approximately $3 to $4 billion, and by the end of the reporting period was approximately $1 billion.

              Relative to the Russell 2000 Growth Index, stock selection was the primary driver of underperformance for the 12-month period. Sector allocation was additive to overall results. Weak stock selection in the consumer discretionary, information technology, and health care sectors detracted the most from performance. Holdings which hurt relative performance included: SupportSoft, Inc., EchoStar Communications Corp., Vitesse Semiconductor Corp., Flextronics International, Ltd., and Piper Jaffray Co.

              This underperformance was offset by a combination of strong stock selection in industrial holdings, an over-weight position in the energy sector, and a 6% average cash position that boosted returns during the annual period. Hornbeck Offshore Services, Inc., Ametek, Inc., Cognos, Inc., Idex Corp., and Ingersoll-Rand Co. were among the top contributors during the period.




              The graph represents past performance, which is not indicative of future results.

---------------------
    312

              MARSICO CAPITAL MANAGEMENT, LLC

              Marsico Growth Portfolio -- Class 1

[Marsico Growth Portfolio Graph]

                                                              MARSICO GROWTH PORTFOLIO - CLASS
                                                                             1                          S&P 500 INDEX (1)
                                                              --------------------------------          -----------------
12/29/2000                                                                 10000                              10000
1/31/2001                                                                  10540                              10355
1/31/2002                                                                   8817                               8683
1/31/2003                                                                   7534                               6685
1/31/2004                                                                   9982                               8994
1/31/2005                                                                  10684                               9554

---------------------------------------------------------
                MARSICO GROWTH PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               6.93%      6.85%       6.65%
   Since Inception      1.63%      5.13%      13.05%
---------------------------------------------------------

*Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The S&P 500(R) Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              The Marsico Growth Portfolio -- Class 1 returned 6.93% for the twelve-month reporting period ended January 31, 2005, versus a 6.23% return by the S & P 500 Index.

              After generally languishing for the many months of the year, equity markets surged in the fourth calendar quarter of 2004 and stocks closed the fiscal year solidly in positive territory. In the S&P 500 Index, energy and utilities were the best performing economic sectors for the year ended January 31, 2005, while health care (due primarily to pharmaceutical companies) and information technology (due primarily to semiconductor companies) were laggards.

              Sector allocations for the Portfolio detracted from overall performance during the 12-month period. In particular, the Portfolio's investment posture in four sectors had a negative impact. First, the Portfolio had no exposure to energy companies, an area of investment that had the highest absolute return for the S&P 500 Index. Secondly, an overweighted posture in the health care sector was a detractor from performance results, as health care was among the weakest performing sectors of the benchmark index. Finally, the Portfolio's performance was also hurt by being underweighted in the consumer staples and utilities sectors, which had higher absolute returns than the S&P 500 Index for the fiscal year.

              With market conditions and sector allocation as a backdrop, the main reason for the Portfolio's outperformance compared to the benchmark index for the fiscal year was stock selection. In the health care sector, UnitedHealth Group emerged as the largest contributor to positive performance on an individual stock level. QUALCOMM, Apple Computer, and Electronic Arts led the information technology sector to be a positive contributor. Finally, in the financials sector, SLM Corporation and Countrywide Financial were among the largest contributors to overall positive performance for the Portfolio.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              Technology Portfolio -- Class 1

[Technology Portfolio Graph]

                                                               TECHNOLOGY PORTFOLIO - CLASS 1       NASDAQ COMPOSITE INDEX (1)
                                                               ------------------------------       --------------------------
7/5/2000                                                                   10000                              10000
                                                                            9720                               9752
                                                                           11630                              10891
                                                                           10310                               9511
                                                                            9340                               8727
                                                                            6670                               6730
                                                                            6740                               6402
1/31/2001                                                                   7160                               7186
                                                                            4940                               5578
                                                                            3690                               4772
                                                                            4700                               5489
                                                                            4510                               5475
                                                                            4510                               5609
                                                                            3990                               5262
                                                                            3410                               4688
                                                                            2510                               3893
                                                                            3040                               4391
                                                                            3590                               5017
                                                                            3530                               5070
1/31/2002                                                                   3420                               5029
                                                                            2840                               4504
                                                                            3160                               4802
                                                                            2720                               4394
                                                                            2500                               4206
                                                                            2090                               3811
                                                                            1900                               3460
                                                                            1810                               3427
                                                                            1480                               3056
                                                                            1760                               3469
                                                                            2120                               3859
                                                                            1790                               3487
1/31/2003                                                                   1790                               3449
                                                                            1820                               3495
                                                                            1800                               3507
                                                                            1980                               3830
                                                                            2220                               4175
                                                                            2210                               4247
                                                                            2330                               4542
                                                                            2510                               4741
                                                                            2420                               4681
                                                                            2670                               5066
                                                                            2730                               5141
                                                                            2700                               5257
1/31/2004                                                                   2830                               5422
                                                                            2750                               5330
                                                                            2660                               5238
                                                                            2400                               5045
                                                                            2570                               5222
                                                                            2600                               5385
                                                                            2250                               4964
                                                                            2100                               4838
                                                                            2190                               4995
                                                                            2390                               5202
                                                                            2520                               5527
                                                                            2630                               5738
1/31/2005                                                                   2460                               5440

---------------------------------------------------------
                  TECHNOLOGY PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year              -13.07%    -13.43%    -13.12%
   Since Inception     -26.40%    -13.08%     22.08%
---------------------------------------------------------

*Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Nasdaq Composite Index includes over 4,000 companies and measures all Nasdaq domestic and international based common type stocks listed on The Nasdaq Stock Market.

              The Technology Portfolio -- Class 1 returned -13.07% for the twelve-month reporting period ended January 31, 2005, compared to a 0.33% return by the Nasdaq Composite Index.

              For the twelve months ended January 31, 2004, technology was one of the weaker performing sectors in the broad equity markets. After a prior twelve-month period in which the Nasdaq Composite and Nasdaq 100 Indices both advanced over 50%, technology stocks retreated and technology-focused mutual funds declined 7% on average. Of the major categories in Nasdaq, computers & peripherals and Internet software & services had the strongest performance. Semiconductors & semiconductor equipment, and electronic equipment & instruments were among the weaker industry categories.

              The Portfolio's underperformance was due to both sector allocation and stock selection. A significant overweight in the semiconductors & semiconductor equipment sector was the largest detractor to relative performance. Overweight exposure to communications equipment, electronic equipment & instruments and an underweight in computers & peripherals all negatively impacted relative returns. On the other hand, overweight positions in Internet software & services, and underweight in biotechnology and information technology services contributed positively to performance.

              Stock selection was strongest in electronic equipment & instruments and media, which contributed positively to overall returns. However, it was more than offset by poor stock selection in communications equipment, semiconductors & semiconductor equipment, and computer peripherals.




              The graph represents past performance, which is not indicative of future results.

---------------------
    314

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Small & Mid Cap Value Portfolio -- Class 2

[Small & Mid Cap Value Portfolio Graph]

                                                               SMALL & MID CAP VALUE - CLASS
                                                                             2                        RUSSELL 2500 INDEX (1)
                                                               -----------------------------          ----------------------
8/1/2002                                                                   10000                              10000
10/31/2002                                                                  9620                               9673
1/31/2003                                                                   9866                               9723
4/30/2003                                                                  10336                              10434
7/31/2003                                                                  11707                              12307
10/31/2003                                                                 12759                              13705
1/31/2004                                                                  14023                              15065
4/30/2004                                                                  13922                              14651
7/31/2004                                                                  14254                              14543
10/31/2004                                                                 14867                              15396
1/31/2005                                                                  15858                              16616

-------------------------------------------------------
            SMALL & MID CAP VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
-------------------------------------------------------
                                CLASS 2*   CLASS 3*
   1-year                        13.09%     12.99%
   Since Inception               20.24%     25.97%
-------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Russell 2500(R) Index represents the 2,500 smallest companies in the Russell 3000(R) Index, which represents approximately 17% of the total market capitalization of the Russell 3000(R) Index.

              For the twelve-month reporting period ended January 31, 2005, the Small & Mid Cap Value Portfolio returned 13.09% versus 10.30% for the Russell 2500(R) Index. During the same period, the Russell 2500(R) Value Index returned 13.97%.

              The Portfolio outperformed its prospectus benchmark, but it underperformed its style benchmark, the Russell 2500 Value Index for the reporting period. Calendar year 2004 was another positive year for small- and mid-cap stocks, and for the sixth consecutive year, the Russell 2500 Index outperformed the broad market, as represented by the Standard & Poor's (S&P) 500 Stock Index.

              Both sector selection and stock selection contributed to the Portfolio's returns during the period. An underweighted position in the technology sector, in addition to an overweighted position in the materials & processing sector, contributed to the Portfolio's relative performance. Strong stock selection in the producer durables, materials & processing and health care sectors offset negative stock selection positions in consumer discretionary and autos & transportation sectors. Notable contributors for the year ended January 31, 2005 included PacifiCare Health Systems, Texas Industries and Textron. Detractors included Group 1 Automotive, Pogo Producing and American Axle & Manufacturing.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              PUTNAM INVESTMENT MANAGEMENT, LLC

              International Growth and Income Portfolio -- Class 1

[INTERNATIONAL GROWTH AND INCOME PORTFOLIO GRAPH]

                                                                  INTERNATIONAL GROWTH AND
                                                                 INCOME PORTFOLIO - CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
6/2/1997                                                                   10000                              10000
11/30/1997                                                                 10410                               9573
11/30/1998                                                                 11407                              11148
1/31/1999                                                                  11813                              11554
1/31/2000                                                                  13938                              13778
1/31/2001                                                                  14488                              12621
1/31/2002                                                                  11058                               9393
1/31/2003                                                                   8774                               7991
1/31/2004                                                                  12696                              11720
1/31/2005                                                                  14775                              13641

---------------------------------------------------------
        INTERNATIONAL GROWTH AND INCOME PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               16.37%     16.08%     16.00%
   5-year                1.17%        N/A        N/A
   Since Inception       5.22%      5.60%     23.99%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

              For the twelve-month reporting period ended January 31, 2005, the International Growth and Income Portfolio -- Class 1 returned 16.37% compared to a 16.40% return by the MSCI EAFE(R) Index.

              Adept security selection in consumer cyclicals and basic materials sectors contributed favorably to relative results. Hilton Group, PLC, a Portfolio overweight in the consumer cyclicals sector, benefited from robust results in its gaming division. Strong retail sales and acquisition rumors lifted shares of overweight retailer Gus, PLC. In basic materials, shares of Aggregate Industries, PLC rose sharply after Aggregate received a $3.3 billion takeover bid from cement maker Holcim, Ltd. Shares of BHP Billiton, Ltd. also increased, as the mining company benefited from a tightening iron-ore market.

              Stock selection in the health care and communications services sectors hurt relative results. In health care, an overweight to Novartis AG detracted from performance after the drugmaker withdrew an application for European Union approval of its experimental painkiller Prexige to await the results of a safety review of painkillers similar to Merck's Vioxx. Stock selection was unfavorable in the communications services sector, particularly an overweight to NTT DoCoMo, Inc. as the Japanese fixed-line carrier was hurt by reports that a rival might offer cheaper basic monthly fees. An overweight to SK Telecom, Ltd. also hampered results, as shares of the South Korean mobile phone operator weakened on lower sales forecasts and higher marketing expenses.

              In terms of country selection, positions in the U.K. and France aided performance but positions in South Korea and Taiwan detracted. The currency strategy contributed to performance, particularly overweights to the Brazilian real and South Korean won and an underweight to the Japanese yen.




              The graph represents past performance, which is not indicative of future results.

---------------------
    316

              ALLIANCE CAPITAL MANAGEMENT L.P.

              Global Equities Portfolio -- Class 1

[GLOBAL EQUITIES PORTFOLIO GRAPH]

                                                                GLOBAL EQUITIES PORTFOLIO --
                                                                          CLASS 1                      MSCI WORLD INDEX(1)
                                                                ----------------------------           -------------------
1/31/1995                                                                  10000                              10000
1/31/1996                                                                  12499                              12478
1/31/1997                                                                  14226                              14076
1/31/1998                                                                  16397                              16550
1/31/1999                                                                  20268                              20459
1/31/2000                                                                  25065                              23581
1/31/2001                                                                  22737                              22138
1/31/2002                                                                  16450                              17517
1/31/2003                                                                  12329                              14032
1/31/2004                                                                  16570                              19574
1/31/2005                                                                  17632                              21603

---------------------------------------------------------
                GLOBAL EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year                6.41%      6.30%      6.12%
   5-year               -6.79%        N/A        N/A
   10-year               5.84%        N/A        N/A
   Since Inception         N/A     -0.63%     16.77%
---------------------------------------------------------

*Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/92.
(1)The Morgan Stanley Capital International (MSCI) World Index(SM) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions.

              The Global Equities Portfolio -- Class 1 posted a returned of 6.41%, compared to a 10.37% return by the MSCI World Index, for the twelve-month reporting period ended January 31, 2005. In the latter part of 2004, investors staged a powerful rally, encouraged by a positive combination of falling energy prices and renewed optimism about the U.S. economy. In January 2005, global investors locked in some of the robust gains registered in the 2004, detracting from fiscal year-end returns.

              Over the 12-month reporting period certain technology names as well as some financial and healthcare stocks detracted from performance, such as Broadcom Corp., Boston Scientific Corp., Merrill Lynch & Co. and Forest Laboratories, Inc. While security selection in the technology sector as a whole contributed to relative performance, the Portfolio's overweight in the sector went unrewarded and significantly detracted from relative performance. On the positive side, a number of stocks within the technology and consumer space, such as Marvell Technology Group, Ltd., Tesco, PLC, America Movil SA de CV, and Carnival Corp., were significant positive contributors to relative performance.

              Country selection detracted from relative performance as the Portfolio was not represented in some of Europe's biggest gainers, such as Austria, Norway, and Belgium. Significant exposure to the Americas (U.S., Central, and South America) mitigated a portion of the regional underperformance.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              MORGAN STANLEY INVESTMENT MANAGEMENT, INC. (DBA VAN KAMPEN)

              International Diversified Equities Portfolio -- Class 1

[INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO GRAPH]

                                                                 INTERNATIONAL DIVERSIFIED
                                                                 EQUITIES PORTFOLIO-CLASS 1             MSCI EAFE INDEX(1)
                                                                 --------------------------             ------------------
1/31/1995                                                                  10000                              10000
11/30/1995                                                                 11117                              11117
11/30/1996                                                                 12768                              12424
11/30/1997                                                                 13217                              12375
11/30/1998                                                                 15640                              14410
11/30/1999                                                                 18165                              17451
1/31/2000                                                                  18414                              17809
1/31/2001                                                                  16074                              16315
1/31/2002                                                                  11707                              12142
1/31/2003                                                                   8404                              10329
1/31/2004                                                                  11723                              15149
1/31/2005                                                                  13258                              17633

---------------------------------------------------------
      INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               13.10%     12.86%     12.79%
   5-year               -6.36%        N/A        N/A
   10-year               2.86%        N/A        N/A
   Since Inception         N/A     -0.51%     18.13%
---------------------------------------------------------

*Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(SM) Index represents the foreign stocks of 20 countries in Europe, Australia and the Far East.

              For the twelve-month reporting period ended January 31, 2005, the International Diversified Equities Portfolio -- Class 1 returned 13.10%, compared to a 16.40% by the MSCI EAFE(SM) Index.

              International equity markets were very strong for the 12-month period, with most of the country markets in the MSCI EAFE Index posting double-digit returns. The portfolio was fully invested during this period with weightings tilted towards Asia and cyclical stocks.

              The Portfolio's performance for the period was driven primarily by the overweight position in Japan and below benchmark allocations to Australia and the U.K., which detracted from performance. Somewhat offsetting these allocations was the emerging markets position (which averaged roughly 4% of the total portfolio), an underweight to Switzerland and overweight allocations to Austria and Hong Kong. From a sector perspective, the Portfolio benefited from underweight positions in health care and consumer staples. The Portfolio's slight underweight to financials and small overweight in information technology were negative for portfolio performance.




              The graph represents past performance, which is not indicative of future results.

---------------------
    318

              PUTNAM INVESTMENT MANAGEMENT, LLC

              Emerging Markets Portfolio -- Class 1

[EMERGING MARKETS PORTFOLIO PERFORMANCE GRAPH]

                                                                EMERGING MARKETS PORTFOLIO E        MSCI EMERGING MARKETS FREE
                                                                          CLASS 1                            INDEX(1)
                                                                ----------------------------        --------------------------
6/2/1997                                                                   10000                               10000
11/30/1997                                                                  8030                             7724.22
11/30/1998                                                                  6275                             5992.74
1/31/1999                                                                   6287                             5809.95
1/31/2000                                                                  11120                             9897.68
1/31/2001                                                                   8132                             7758.63
1/31/2002                                                                   7198                             6883.43
1/31/2003                                                                   6433                             6231.08
1/31/2004                                                                  10356                             10127.7
1/31/2005                                                                  12419                             12357.6

---------------------------------------------------------
               EMERGING MARKETS PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
---------------------------------------------------------
                       CLASS 1*   CLASS 2*   CLASS 3*
   1-year               19.92%     19.84%     19.63%
   5-year                2.24%        N/A        N/A
   Since Inception       2.87%     17.78%     35.57%
---------------------------------------------------------

*Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Emerging Markets Free Index(SM) measures the performance of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific basin. The MSCI Emerging Markets Free Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

              The Emerging Markets Portfolio -- Class 1 posted a 19.92% return during the twelve-month reporting period ended January 31, 2005. The MSCI Emerging Markets Free Index returned 22.02% over the same period.

              Country allocation had a negative impact on performance but sector allocation was neutral. Favorable stock selection within countries and sectors was the primary contributor to relative performance. From a top-down perspective, relative country allocations had a negative impact on the Portfolio, particularly underweights to Hungary and the Czech Republic and an overweight to Taiwan. Favorable overweights to Turkey and Brazil and an underweight to China partially offset this unfavorable impact. Within countries, stock selection boosted relative returns, especially holdings in China (China Netcom Group Corp. and an underweight to Lenovo Group). Selections in Malaysia (Public Bank BHD), Taiwan (an underweight to Mediatek), and Mexico also led gains. Contributors to performance also included overweights to Dogan Yayin Holding AS (Turkey), African Bank Investments, Ltd. (South Africa), Akbank TAS (Turkey), and avoiding Gold Fields (South Africa). The primary detractor from relative performance was stock selection in South Africa (avoiding FirstRand and an underweight to Standard Bank Group, Ltd.). Also hampering returns were overweights to Tele Norte Participacoes SA ADR (Brazil), Brasil Telecom Participacoes (Brazil), Dbtel (Taiwan), ASE Test, Ltd. (Taiwan) and an underweight to Surgutneftegaz-SP (Russia).

              Relative sector allocations were neutral over the period. A favorable overweight to the financial sector coupled with underweights to the basic materials and health care sectors were offset by an unfavorable underweight to the conglomerates sector and an overweight to the technology sector. Favorable stock selection in the technology, transportation, consumer staples, and consumer cyclicals sectors more than balanced unfavorable selections in the basic materials, communications services, and financial sectors. Among industries, selections in the computers, automotive, shipping, and diversified financials companies were among those that contributed to performance. Retail cyclicals, conglomerates, electronics, and metals firms were among those industries that hindered Portfolio results.




              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              TEMPLETON INVESTMENT COUNSEL, LLC

              Foreign Value Portfolio -- Class 2

[Foreign Value Portfolio Graph]

                                                             FOREIGN VALUE PORTFOLIO - CLASS 2         MSCI EAFE INDEX (1)
                                                             ---------------------------------         -------------------
8/1/2002                                                                   10000                              10000
10/31/2002                                                                  9510                               9660
1/31/2003                                                                   9133                               9351
4/30/2003                                                                   9424                               9835
7/31/2003                                                                  10639                              10942
10/31/2003                                                                 11692                              12271
1/31/2004                                                                  13093                              13715
4/30/2004                                                                  12961                              13792
7/31/2004                                                                  12890                              13682
10/31/2004                                                                 13790                              14583
1/31/2005                                                                  15038                              15964

------------------------------------------------------
               FOREIGN VALUE PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/05
------------------------------------------------------
                               CLASS 2*   CLASS 3*
   1-year                       14.77%     14.74%
   Since Inception              17.72%     23.30%
------------------------------------------------------

*Inception date for Class 2: 8/1/02; Class 3: 9/30/02.
(1)The Morgan Stanley Capital International (MSCI) Europe, Australia, and Far East (EAFE)(R) Index represents the foreign stocks of 21 countries in Europe, Australia and the Far East.

              For the twelve-month reporting period ended January 31, 2005, the Foreign Value Portfolio -- Class 2 posted a return of 14.77%, compared to the MSCI EAFE Index return of 16.40%.

              The past year was another good one for equity investors, especially those domiciled in the U.S. who invested in non-U.S. equities, as the dollar's protracted decline over the past couple of years boosted these returns. Currency was not the sole factor at work during the year. Investors benefited from other factors including corporate profit growth, underpinned by low financing costs, and global economic expansion. In addition, the previously feared hard landing in the Chinese economy appeared unlikely and the U.S. presidential election ended without incident.

              During the 12 months under review, the underweight position and lagging stock selection in financials, particularly banks, and in the consumer sectors detracted from relative performance during the period. Weak individual performers included Koninklijke Philips Electronics in the Netherlands, Sony Corp. in Japan and San Paolo IMI in Italy. From a country perspective, the Portfolio underweight in Japan also detracted from relative performance.

              The Portfolio, however, benefited from strong stock selection in the information technology and health care sectors. Notable contributors to return included Samsung Electronics in South Korea, Check Point Sorftware Technology in Israel, Shire Pharmaceuticals Group in the United Kingdom, and Mayne Group in Australia. The Portfolio's overweight to the materials and industrials sectors also contributed to relative performance.




              The graph represents past performance, which is not indicative of future results.

---------------------
    320

LOGO
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               R-1411AR.1(R 3/05)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.   Code of Ethics

          SunAmerica Series Trust (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. Effective December 2, 2004, the Code of Ethics was amended to reflect Vincent M. Marra as President, replacing Robert M. Zakem.


Item 3.   Audit Committee Financial Expert.

          The Registrant's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph (a)(2) of item 3 of Form N-CSR.

Item 4.   Principal Accountant Fees and Services.

          (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                2004            2005
                   Audit Fees                $ 637,931       $ 722,077
                   Audit-Related Fees        $ 308,860       $ 243,670
                   Tax Fees                  $ 149,700       $ 145,450
                   All Other Fees            $       0       $       0


          Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

          (e) (1) During its regularly scheduled meetings, The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The Audit Committee also pre-approves tax advice, provided that the cost of the advice is less than $10,000 per occurrence. All such tax advice will be communicated to the Audit Committee Chairman as soon as practicable and will be reported to the Audit Committee at the next scheduled meeting.

                    The Chairman of the registrant's Audit Committee may consider, on the Audit Committee's behalf, any non-audit services that have not been pre-approved at their regularly scheduled meetings and either, at his discretion, pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, or refer such matter to the full Audit Committee for its consideration and action. The Chairman in approving a requested non-audit service shall present to the full Audit Committee such action for ratification not later than at the next scheduled Committee meeting.

                    (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

          (f)       Not Applicable.

          (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2005 and 2004 were $389,120 and $458,560, respectively.

          (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.



Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

          Not applicable


Item 11.  Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

          (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. However, the registrant enhanced its internal controls with respect to monitoring proof of claim filings.

Item 12.  Exhibits.

          (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

                    (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                    (3) Not applicable.

          (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ Vincent M. Marra
    ---------------------------
    Vincent M. Marra
    President

Date: April 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ---------------------------
    Vincent M. Marra
    President

Date: April 8, 2005

By: /s/ Donna M. Handel
    ---------------------------
    Donna M. Handel
    Treasurer

Date: April 8, 2005


                                       2